UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2018
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab® U.S. Large-Cap
Growth Index Fund
Schwab® U.S. Large-Cap
Value Index Fund
Schwab® U.S. Mid-Cap
Index Fund
Schwab International
Index Fund®

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2018
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	3.80%
S&P 500® Index	3.82%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 7-8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	3.84%
Schwab 1000 Index®	3.83%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 9-10

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	3.34%
Russell 2000® Index	3.27%
Fund Category: Morningstar Small Blend[1]	1.86%
Performance Details	pages 11-12

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	3.76%
Dow Jones U.S. Total Stock Market IndexSM	3.81%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 13-14
Total Return for the 6 Months Ended April 30, 2018
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	1.15% *
Russell 1000® Growth Index	1.15% *
Fund Category: Morningstar Large Growth[1]	N/A
Performance Details	pages 15-16

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-2.23% *
Russell 1000® Value Index	-2.23% *
Fund Category: Morningstar Large Value[1]	N/A
Performance Details	pages 17-18

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCS)	-0.23% *
Russell Midcap® Index	-0.22% *
Fund Category: Morningstar Mid-Cap Blend[1]	N/A
Performance Details	pages 19-20

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	2.87%
MSCI EAFE® Index (Net)[3]	3.41%
Fund Category: Morningstar Foreign Large Blend[1]	2.61%
Performance Details	pages 21-22

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Total returns shown are since the fund’s inception date of December 20, 2017.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. Ending a period of unusually low volatility, many stock prices came under pressure. No one can predict what comes next, of course, but the increased market volatility may very well continue.
Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. For many investors, that means having a diversified portfolio with exposure to both equities and fixed income securities. It can also mean having a mix of growth and value stocks and large and small companies to match a shareholder’s risk appetite. We know many investors increasingly rely on low-cost index funds to achieve the asset allocation they are comfortable with and as such, we’re committed to offering transparent, straightforward, and low-cost products.
We’re pleased to note that since our last shareholder report, we’ve added three new equity index funds to our lineup: the Schwab U.S. Large-Cap Growth Index Fund, the Schwab U.S. Large-Cap Value Index Fund, and the Schwab U.S. Mid-Cap Index Fund. These additions help us provide investors with even more choices for their U.S. equity allocation. The new funds, like all of the Schwab Equity Index Funds, have no investment minimums, ensuring that every investor, regardless of account size, has access to the lowest available pricing.
We know it can be difficult to stand firm when volatility spikes, but we believe a strong investment foundation can help you stay on track to reach your financial goals. We’re here to serve investors over the long-term, with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We’re pleased to note that since our last shareholder report, we’ve added three new equity index funds to our lineup: the Schwab U.S. Large-Cap Growth Index Fund, the Schwab U.S. Large-Cap Value Index Fund, and the Schwab U.S. Mid-Cap Index Fund.”
Management views may have changed since the report date.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, both U.S. and international equities generated positive returns. In the first half of the reporting period, strong corporate earnings, solid global economic growth, and generally accommodative monetary policies contributed to the continued rally in stocks, as did overall upbeat consumer sentiment. The second half of the reporting period, however, was marked by significant market volatility, driven by concerns about rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Growth stocks continued to outperform value, while equities from the U.S. slightly outperformed those from international developed countries as a whole. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 3.27%. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 3.41% for the same period.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies, Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	3.80%	13.23%	12.86%	8.99%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Blend[3]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$200,959
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2]	1%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	3.84%	13.21%	12.57%	8.86%
Schwab 1000 Index®	3.83%	13.18%	12.79%	9.09%
Russell 1000® Index[3]	3.83%	13.17%	12.84%	9.10%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Blend[4]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[5]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Effective February 28, 2018, the fund changed its secondary benchmark index from the S&P 500® Index to the Russell 1000® Index. CSIM believes that the foregoing benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	993 [2]
Weighted Average Market Cap (millions)	$179,287
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[3]	2%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	3.34%	11.61%	11.77%	9.98%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
Small-Cap Spliced Index	3.27%	11.54%	11.74%	10.01%
Fund Category: Morningstar Small Blend[3]	1.86%	8.96%	10.54%	8.76%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	1,982
Weighted Average Market Cap (millions)	$2,535
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	3.76%	12.97%	12.64%	9.23%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Fund Category: Morningstar Large Blend[3]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	2,684
Weighted Average Market Cap (millions)	$166,667
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	1.15%
Russell 1000® Growth Index	1.15%
Fund Category: Morningstar Large Growth[2]	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	551
Weighted Average Market Cap (millions)	$239,467
Price/Earnings Ratio (P/E)	25.3
Price/Book Ratio (P/B)	6.2
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-2.23%
Russell 1000® Value Index	-2.23%
Fund Category: Morningstar Large Value[2]	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	711
Weighted Average Market Cap (millions)	$119,380
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	4%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-0.23%
Russell Midcap® Index	-0.22%
Fund Category: Morningstar Mid-Cap Blend[2]	N/A
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	775
Weighted Average Market Cap (millions)	$15,075
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
20
Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	2.87%	14.11%	5.76%	2.35%
MSCI EAFE® Index (Net)[3]	3.41%	14.51%	5.90%	2.43%
International Spliced Index	3.41%	14.51%	5.90%	2.46%
Fund Category: Morningstar Foreign Large Blend[4]	2.61%	13.56%	5.61%	2.21%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
21
Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	943
Weighted Average Market Cap (millions)	$62,691
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
22
Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2]
Schwab S&P 500 Index Fund
Actual Return	0.03%	$1,000.00	$1,038.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,038.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.05%	$1,000.00	$1,033.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,037.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$1,011.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab U.S. Large-Cap Value Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$ 977.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab U.S. Mid-Cap Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$ 997.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,028.70	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	For the period beginning with each fund’s commencement of operations through June 30, 2018, the investment adviser has voluntarily agreed to waive each fund’s management fees to 0.00%. If the investment adviser had not voluntarily agreed to waive each fund’s management fees the expense ratios would have been 0.04%, 0.04% and 0.05% for the Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund, respectively. If the voluntary waiver had not been in place since commencement of operations throughout the entire most recent fiscal half-year the Expenses Paid During the period under the actual return and hypothetical 5% return example would have been the following; Schwab U.S. Large-Cap Growth Index Fund, $0.15 and $0.20, respectively, Schwab U.S. Large-Cap Value Index Fund, $0.14 and $0.20, respectively, and for Schwab U.S. Mid-Cap Index Fund, $0.18 and $0.25, respectively (see financial note 4).
[4]	The expense ratio provided for the fund is for the period from 12/20/17 (commencement of operations) through 4/30/18 (see financial note 4).
[5]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 132 days of the period from commencement of operations on 12/20/17 through 4/30/18, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$40.23	$33.38	$33.00	$31.99	$27.78	$22.35
Income (loss) from investment operations:
Net investment income (loss)	0.39 [1]	0.74 [1]	0.69 [1]	0.67 [1]	0.56	0.52
Net realized and unrealized gains (losses)	1.15	6.99	0.69	0.92	4.13	5.40
Total from investment operations	1.54	7.73	1.38	1.59	4.69	5.92
Less distributions:
Distributions from net investment income	(0.72)	(0.69)	(0.68)	(0.58)	(0.48)	(0.49)
Distributions from net realized gains	(0.02)	(0.19)	(0.32)	—	—	—
Total distributions	(0.74)	(0.88)	(1.00)	(0.58)	(0.48)	(0.49)
Net asset value at end of period	$41.03	$40.23	$33.38	$33.00	$31.99	$27.78
Total return	3.80% [2]	23.57%	4.40%	5.10%	17.16%	27.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net operating expenses	N/A [5]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.90% [3]	2.01%	2.12%	2.07%	1.89%	2.10%
Portfolio turnover rate	1% [2]	2%	2%	2%	2%	1%
Net assets, end of period (x 1,000,000)	$32,550	$29,999	$22,675	$21,587	$20,473	$17,121

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	194,944,183

Banks 6.5%
Bank of America Corp.	13,713,440	1.3	410,306,125
Citigroup, Inc.	3,678,598	0.8	251,137,885
JPMorgan Chase & Co.	4,922,177	1.6	535,434,414
Wells Fargo & Co.	6,294,944	1.0	327,085,290
Other Securities		1.8	577,135,667
		6.5	2,101,099,381

Capital Goods 7.1%
3M Co.	856,452	0.5	166,485,704
General Electric Co.	12,483,743	0.5	175,646,264
Honeywell International, Inc.	1,083,531	0.5	156,765,265
The Boeing Co.	794,661	0.8	265,067,123
Other Securities		4.8	1,550,918,117
		7.1	2,314,882,473

Commercial & Professional Services 0.6%
Other Securities		0.6	190,641,755

Consumer Durables & Apparel 1.2%
Other Securities		1.2	394,664,288

Consumer Services 1.9%
McDonald's Corp.	1,145,258	0.6	191,762,000
Other Securities		1.3	429,242,072
		1.9	621,004,072

Diversified Financials 5.6%
Berkshire Hathaway, Inc., Class B *	2,765,133	1.6	535,689,216
The Charles Schwab Corp. (b)	1,700,381	0.3	94,677,214
Other Securities		3.7	1,184,831,373
		5.6	1,815,197,803

Energy 6.2%
Chevron Corp.	2,744,305	1.1	343,339,999
Exxon Mobil Corp.	6,087,414	1.5	473,296,438
Other Securities		3.6	1,207,253,872
		6.2	2,023,890,309

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	2,086,661	0.6	184,586,032
Other Securities		0.8	281,093,009
		1.4	465,679,041

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	2,731,872	0.5	153,285,338
PepsiCo, Inc.	2,046,684	0.6	206,592,283
Philip Morris International, Inc.	2,231,773	0.6	183,005,386
The Coca-Cola Co.	5,510,504	0.7	238,108,878
Other Securities		1.6	518,610,359
		4.0	1,299,602,244

Health Care Equipment & Services 6.2%
Abbott Laboratories	2,499,655	0.4	145,304,945
Medtronic plc	1,949,574	0.5	156,219,365
UnitedHealth Group, Inc.	1,391,316	1.0	328,907,102
Other Securities		4.3	1,372,908,593
		6.2	2,003,340,005

Household & Personal Products 1.5%
The Procter & Gamble Co.	3,622,613	0.8	262,059,824
Other Securities		0.7	231,639,032
		1.5	493,698,856

Insurance 2.6%
Other Securities		2.6	841,753,981

Materials 2.8%
DowDuPont, Inc.	3,366,006	0.7	212,866,219
Other Securities		2.1	711,874,388
		2.8	924,740,607

Media 2.4%
Comcast Corp., Class A	6,661,996	0.6	209,120,055
The Walt Disney Co.	2,160,747	0.7	216,787,747
Other Securities		1.1	371,609,847
		2.4	797,517,649

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	2,291,778	0.7	221,271,166
Amgen, Inc.	962,104	0.5	167,867,906
Johnson & Johnson	3,856,026	1.5	487,748,729
Merck & Co., Inc.	3,876,824	0.7	228,228,629

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	8,558,167	1.0	313,314,494
Other Securities		3.5	1,160,065,766
		7.9	2,578,496,690

Real Estate 2.7%
Other Securities		2.7	891,603,182

Retailing 6.7%
Amazon.com, Inc. *	577,430	2.8	904,330,446
Booking Holdings, Inc. *	70,128	0.5	152,738,784
Netflix, Inc. *	623,900	0.6	194,943,794
The Home Depot, Inc.	1,682,313	1.0	310,891,442
Other Securities		1.8	627,271,523
		6.7	2,190,175,989

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	6,723,922	1.1	347,088,854
NVIDIA Corp.	869,561	0.6	195,564,269
Texas Instruments, Inc.	1,413,300	0.4	143,351,019
Other Securities		1.9	607,377,835
		4.0	1,293,381,977

Software & Services 14.9%
Adobe Systems, Inc. *	705,679	0.5	156,378,466
Alphabet, Inc., Class A *	427,916	1.3	435,866,679
Alphabet, Inc., Class C *	438,135	1.4	445,727,880
Facebook, Inc., Class A *	3,442,317	1.8	592,078,524
International Business Machines Corp.	1,231,306	0.5	178,490,118
MasterCard, Inc., Class A	1,326,128	0.7	236,408,839
Microsoft Corp.	11,059,430	3.2	1,034,277,894
Oracle Corp.	4,340,536	0.6	198,232,279
Visa, Inc., Class A	2,588,862	1.0	328,474,811
Other Securities		3.9	1,248,019,060
		14.9	4,853,954,550

Technology Hardware & Equipment 5.8%
Apple, Inc.	7,287,704	3.7	1,204,365,963
Cisco Systems, Inc.	6,910,886	0.9	306,083,141
Other Securities		1.2	374,411,989
		5.8	1,884,861,093

Telecommunication Services 1.9%
AT&T, Inc.	8,823,094	0.9	288,515,174
Verizon Communications, Inc.	5,930,455	0.9	292,667,954
Other Securities		0.1	25,689,507
		1.9	606,872,635

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Union Pacific Corp.	1,131,241	0.5	151,167,735
Other Securities		1.7	549,772,315
		2.2	700,940,050

Utilities 2.9%
Other Securities		2.9	943,680,622
Total Common Stock
(Cost $17,046,611,311)			32,426,623,435

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	6,295,955
Total Other Investment Company
(Cost $6,295,955)			6,295,955
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	64,886,359
Total Short-Term Investment
(Cost $64,886,359)			64,886,359

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	935	123,747,250	(1,141,188)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,137,856.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	136,500	(35,000)	1,700,381	$17,448,500	$6,609	$292,979

26
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$32,426,623,435	$—	$—	$32,426,623,435
Other Investment Company[1]	6,295,955	—	—	6,295,955
Short-Term Investment[1]	—	64,886,359	—	64,886,359
Liabilities
Futures Contracts[2]	(1,141,188)	—	—	(1,141,188)
Total	$32,431,778,202	$64,886,359	$—	$32,496,664,561
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
27
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $32,979,042)		$94,677,214
Investments in unaffiliated issuers, at value (cost $17,078,518,628) including securities on loan of $6,137,856		32,396,832,580
Collateral invested for securities on loan, at value (cost $6,295,955)		6,295,955
Deposit with broker for futures contracts		14,761,000
Receivables:
Fund shares sold		39,380,905
Dividends		27,907,877
Income from securities on loan		9,333
Interest	+	1,893
Total assets		32,579,866,757
Liabilities
Collateral held for securities on loan		6,295,955
Payables:
Investment adviser fees		802,305
Fund shares redeemed		21,335,635
Variation margin on futures contracts	+	1,062,338
Total liabilities		29,496,233
Net Assets
Total assets		32,579,866,757
Total liabilities	–	29,496,233
Net assets		$32,550,370,524
Net Assets by Source
Capital received from investors		17,089,605,307
Net investment income not yet distributed		189,058,562
Net realized capital losses		(107,164,281)
Net unrealized capital appreciation		15,378,870,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$32,550,370,524		793,326,535		$41.03

28
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$292,979
Dividends received from unaffiliated issuers		306,873,337
Interest		527,820
Securities on loan, net	+	285,448
Total investment income		307,979,584
Expenses
Investment adviser fees		4,779,671
Total expenses	–	4,779,671
Net investment income		303,199,913
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		6,609
Net realized losses on unaffiliated issuers		(80,917,853)
Net realized gains on futures contracts	+	17,250,169
Net realized losses		(63,661,075)
Net change in unrealized appreciation (depreciation) on affiliated issuer		17,448,500
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		872,618,580
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,248,894)
Net change in unrealized appreciation (depreciation)	+	887,818,186
Net realized and unrealized gains		824,157,111
Increase in net assets resulting from operations		$1,127,357,024
29
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$303,199,913	$531,949,288
Net realized losses		(63,661,075)	(9,643,477)
Net change in unrealized appreciation (depreciation)	+	887,818,186	4,977,368,643
Increase in net assets from operations		1,127,357,024	5,499,674,454
Distributions to Shareholders
Distributions from net investment income		(542,341,760)	(467,541,204)
Distributions from net realized gains	+	(12,524,865)	(130,682,605)
Total distributions		($554,866,625)	($598,223,809)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		106,257,717	$4,431,046,637	179,562,912	$6,615,177,231
Shares reinvested		13,165,483	545,314,317	14,654,966	509,406,624
Shares redeemed	+	(71,790,030)	(2,997,141,329)	(127,842,782)	(4,701,911,186)
Net transactions in fund shares		47,633,170	$1,979,219,625	66,375,096	$2,422,672,669
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		745,693,365	$29,998,660,500	679,318,269	$22,674,537,186
Total increase	+	47,633,170	2,551,710,024	66,375,096	7,324,123,314
End of period		793,326,535	$32,550,370,524	745,693,365	$29,998,660,500
Net investment income not yet distributed			$189,058,562		$428,200,409
30
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$62.61	$52.40	$53.67	$53.63	$48.31	$40.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.08	0.95	0.94	0.83	0.81
Net realized and unrealized gains (losses)	1.85	10.96	0.92	1.40	6.74	9.74
Total from investment operations	2.43	12.04	1.87	2.34	7.57	10.55
Less distributions:
Distributions from net investment income	(1.10)	(0.97)	(0.96)	(0.86)	(0.75)	(0.81)
Distributions from net realized gains	(1.55)	(0.86)	(2.18)	(1.44)	(1.50)	(1.66)
Total distributions	(2.65)	(1.83)	(3.14)	(2.30)	(2.25)	(2.47)
Net asset value at end of period	$62.39	$62.61	$52.40	$53.67	$53.63	$48.31
Total return	3.84% [2]	23.52%	3.87%	4.66%	16.36%	27.85%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.14% [4]	0.33%	0.33%	0.33%	0.34%
Net operating expenses	N/A [5]	0.12% [4]	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.84% [3]	1.87%	1.86%	1.77%	1.64%	1.87%
Portfolio turnover rate	2% [2]	5%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$7,789	$7,681	$6,432	$6,550	$6,586	$5,887

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
31
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	69,556,987

Banks 6.5%
Bank of America Corp.	2,922,761	1.1	87,449,009
Citigroup, Inc.	785,528	0.7	53,627,997
JPMorgan Chase & Co.	1,048,378	1.5	114,042,559
Wells Fargo & Co.	1,339,934	0.9	69,622,971
Other Securities		2.3	182,080,737
		6.5	506,823,273

Capital Goods 7.3%
3M Co.	181,254	0.5	35,233,965
General Electric Co.	2,643,602	0.5	37,195,480
Honeywell International, Inc.	229,017	0.4	33,134,180
The Boeing Co.	169,098	0.7	56,404,329
Other Securities		5.2	405,511,912
		7.3	567,479,866

Commercial & Professional Services 0.8%
Other Securities		0.8	60,681,403

Consumer Durables & Apparel 1.3%
Other Securities		1.3	96,859,297

Consumer Services 2.2%
McDonald's Corp.	242,189	0.5	40,552,126
Other Securities		1.7	130,638,694
		2.2	171,190,820

Diversified Financials 5.5%
Berkshire Hathaway, Inc., Class B *	585,856	1.5	113,497,883
The Charles Schwab Corp. (b)	361,265	0.3	20,115,235
Other Securities		3.7	297,583,888
		5.5	431,197,006

Energy 6.0%
Chevron Corp.	580,537	0.9	72,630,984
Exxon Mobil Corp.	1,289,041	1.3	100,222,938
Other Securities		3.8	295,353,354
		6.0	468,207,276

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	443,206	0.5	39,206,003
Other Securities		0.8	62,130,044
		1.3	101,336,047

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	576,305	0.4	32,336,474
PepsiCo, Inc.	431,546	0.6	43,560,253
Philip Morris International, Inc.	471,965	0.5	38,701,130
The Coca-Cola Co.	1,165,442	0.6	50,358,749
Other Securities		1.6	126,412,070
		3.7	291,368,676

Health Care Equipment & Services 5.9%
Abbott Laboratories	527,301	0.4	30,652,007
Medtronic plc	411,522	0.4	32,975,258
UnitedHealth Group, Inc.	294,026	0.9	69,507,746
Other Securities		4.2	329,719,513
		5.9	462,854,524

Household & Personal Products 1.4%
The Procter & Gamble Co.	769,263	0.7	55,648,486
Other Securities		0.7	54,546,332
		1.4	110,194,818

Insurance 2.8%
Other Securities		2.8	218,684,688

Materials 3.1%
DowDuPont, Inc.	710,241	0.6	44,915,641
Other Securities		2.5	199,708,866
		3.1	244,624,507

Media 2.5%
Comcast Corp., Class A	1,412,855	0.6	44,349,518
The Walt Disney Co.	456,340	0.6	45,784,592
Other Securities		1.3	106,071,050
		2.5	196,205,160

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	485,775	0.6	46,901,576
Amgen, Inc.	207,674	0.5	36,234,960
Johnson & Johnson	816,925	1.3	103,332,843
Merck & Co., Inc.	824,518	0.6	48,539,375

32
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,809,607	0.9	66,249,712
Other Securities		3.6	285,551,947
		7.5	586,810,413

Real Estate 3.4%
Other Securities		3.4	264,256,826

Retailing 6.2%
Amazon.com, Inc. *	122,491	2.5	191,836,830
Booking Holdings, Inc. *	14,846	0.4	32,334,588
Netflix, Inc. *	132,300	0.5	41,338,458
The Home Depot, Inc.	354,835	0.8	65,573,508
Other Securities		2.0	148,275,336
		6.2	479,358,720

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	1,426,012	0.9	73,610,739
NVIDIA Corp.	184,499	0.5	41,493,825
Texas Instruments, Inc.	299,497	0.4	30,377,981
Other Securities		2.1	157,415,689
		3.9	302,898,234

Software & Services 14.9%
Adobe Systems, Inc. *	150,522	0.4	33,355,675
Alphabet, Inc., Class A *	90,774	1.2	92,460,581
Alphabet, Inc., Class C *	92,832	1.2	94,440,779
Facebook, Inc., Class A *	730,052	1.6	125,568,944
International Business Machines Corp.	260,288	0.5	37,731,348
MasterCard, Inc., Class A	281,129	0.6	50,116,867
Microsoft Corp.	2,345,844	2.8	219,383,331
Oracle Corp.	923,759	0.5	42,188,074
Visa, Inc., Class A	548,100	0.9	69,542,928
Other Securities		5.2	394,166,023
		14.9	1,158,954,550

Technology Hardware & Equipment 5.7%
Apple, Inc.	1,549,474	3.3	256,066,073
Cisco Systems, Inc.	1,472,215	0.8	65,204,402
Other Securities		1.6	120,073,166
		5.7	441,343,641

Telecommunication Services 1.8%
AT&T, Inc.	1,870,456	0.8	61,163,911
Verizon Communications, Inc.	1,256,495	0.8	62,008,028
Other Securities		0.2	14,254,912
		1.8	137,426,851

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	239,024	0.4	31,940,777
Other Securities		1.7	132,603,636
		2.1	164,544,413

Utilities 3.0%
Other Securities		3.0	230,028,342
Total Common Stock
(Cost $2,046,996,854)			7,762,886,338

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
Other Securities		0.2	17,554,578

Securities Lending Collateral 0.2%
Other Securities		0.2	16,590,817
Total Other Investment Companies
(Cost $34,145,395)			34,145,395

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	192	25,411,200	(626,546)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,207,105.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	4,800	(18,800)	361,265	$3,555,940	$431,862	$65,668

33
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,762,886,338	$—	$—	$7,762,886,338
Other Investment Companies[1]	34,145,395	—	—	34,145,395
Liabilities
Futures Contracts[2]	(626,546)	—	—	(626,546)
Total	$7,796,405,187	$—	$—	$7,796,405,187
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
34
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,941,764)		$20,115,235
Investments in unaffiliated issuers, at value (cost $2,062,609,668) including securities on loan of $16,207,105		7,760,325,681
Collateral invested for securities on loan, at value (cost $16,590,817)		16,590,817
Deposit with broker for futures contracts		1,856,000
Receivables:
Dividends		6,306,096
Fund shares sold		2,305,179
Income from securities on loan	+	38,043
Total assets		7,807,537,051
Liabilities
Collateral held for securities on loan		16,590,817
Payables:
Investment adviser fees		321,479
Fund shares redeemed		1,396,278
Variation margin on futures contracts	+	229,418
Total liabilities		18,537,992
Net Assets
Total assets		7,807,537,051
Total liabilities	–	18,537,992
Net assets		$7,788,999,059
Net Assets by Source
Capital received from investors		1,860,772,534
Net investment income not yet distributed		44,265,968
Net realized capital gains		168,697,619
Net unrealized capital appreciation		5,715,262,938

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,788,999,059		124,834,230		$62.39

35
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$65,668
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,207)		74,242,853
Securities on loan, net	+	230,377
Total investment income		74,538,898
Expenses
Investment adviser fees		1,967,409
Total expenses	–	1,967,409
Net investment income		72,571,489
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		431,862
Net realized gains on unaffiliated issuers		141,946,953
Net realized gains on futures contracts	+	3,513,863
Net realized gains		145,892,678
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,555,940
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		77,911,727
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,251,463)
Net change in unrealized appreciation (depreciation)	+	80,216,204
Net realized and unrealized gains		226,108,882
Increase in net assets resulting from operations		$298,680,371
36
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$72,571,489	$133,035,258
Net realized gains		145,892,678	190,829,677
Net change in unrealized appreciation (depreciation)	+	80,216,204	1,158,864,872
Increase in net assets from operations		298,680,371	1,482,729,807
Distributions to Shareholders
Distributions from net investment income		(134,342,862)	(118,201,282)
Distributions from net realized gains	+	(189,924,986)	(104,593,102)
Total distributions		($324,267,848)	($222,794,384)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,924,058	$313,203,519	8,174,082	$469,813,117
Shares reinvested		5,120,254	322,166,360	3,447,950	186,706,519
Shares redeemed	+	(7,880,216)	(501,486,210)	(11,718,276)	(668,209,704)
Net transactions in fund shares		2,164,096	$133,883,669	(96,244)	($11,690,068)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,670,134	$7,680,702,867	122,766,378	$6,432,457,512
Total increase or decrease	+	2,164,096	108,296,192	(96,244)	1,248,245,355
End of period		124,834,230	$7,788,999,059	122,670,134	$7,680,702,867
Net investment income not yet distributed			$44,265,968		$106,037,341
37
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$31.45	$25.60	$26.29	$28.13	$27.62	$21.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.38	0.39	0.38	0.35	0.42
Net realized and unrealized gains (losses)	0.81	6.62	0.59	(0.34)	1.76	6.94
Total from investment operations	1.05	7.00	0.98	0.04	2.11	7.36
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.36)	(0.34)	(0.31)	(0.50)
Distributions from net realized gains	(1.21)	(0.76)	(1.31)	(1.54)	(1.29)	(0.50)
Total distributions	(1.60)	(1.15)	(1.67)	(1.88)	(1.60)	(1.00)
Net asset value at end of period	$30.90	$31.45	$25.60	$26.29	$28.13	$27.62
Total return	3.34% [2]	27.84%	4.17%	0.36%	8.08%	36.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.10% [4]	0.20%	0.20%	0.21%	0.20%
Net operating expenses	N/A [5]	0.09% [4]	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	1.57% [3]	1.31%	1.60%	1.37%	1.27%	1.76%
Portfolio turnover rate	3% [2]	11%	17%	17%	12%	11%
Net assets, end of period (x 1,000,000)	$3,778	$3,531	$2,619	$2,607	$2,567	$2,351

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	40,155,056

Banks 12.5%
Hancock Holding Co.	150,426	0.2	7,348,310
Sterling Bancorp	382,930	0.2	9,094,587
Texas Capital Bancshares, Inc. *	88,400	0.2	8,720,660
Umpqua Holdings Corp.	398,388	0.2	9,386,021
Wintrust Financial Corp.	99,466	0.2	8,897,234
Other Securities		11.5	427,474,554
		12.5	470,921,366

Capital Goods 9.4%
Curtiss-Wright Corp.	78,840	0.3	10,094,674
EMCOR Group, Inc.	105,797	0.2	7,785,601
Other Securities		8.9	335,865,411
		9.4	353,745,686

Commercial & Professional Services 3.7%
ASGN, Inc. *	89,239	0.2	7,195,341
Other Securities		3.5	134,702,113
		3.7	141,897,454

Consumer Durables & Apparel 2.6%
Other Securities		2.6	98,290,183

Consumer Services 4.3%
Grand Canyon Education, Inc. *	83,975	0.2	8,732,560
Texas Roadhouse, Inc.	118,996	0.2	7,625,264
Other Securities		3.9	144,555,761
		4.3	160,913,585

Diversified Financials 3.0%
FirstCash, Inc.	83,027	0.2	7,198,441
Other Securities		2.8	108,351,054
		3.0	115,549,495

Energy 4.1%
Other Securities		4.1	157,070,872

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.5%
Other Securities		0.5	20,557,176

Food, Beverage & Tobacco 1.4%
Other Securities		1.4	51,555,743

Health Care Equipment & Services 7.1%
Cantel Medical Corp.	64,845	0.2	7,267,179
Chemed Corp.	28,098	0.2	8,660,366
Encompass Health Corp.	175,600	0.3	10,679,992
Haemonetics Corp. *	96,000	0.2	7,491,840
Insulet Corp. *	103,500	0.2	8,901,000
Integra LifeSciences Holdings Corp. *	114,096	0.2	7,031,736
LivaNova plc *	86,600	0.2	7,688,348
Masimo Corp. *	80,400	0.2	7,214,292
Medidata Solutions, Inc. *	100,900	0.2	7,200,224
Other Securities		5.2	198,012,762
		7.1	270,147,739

Household & Personal Products 0.4%
Other Securities		0.4	16,249,410

Insurance 2.4%
Primerica, Inc.	79,600	0.2	7,701,300
Other Securities		2.2	83,177,190
		2.4	90,878,490

Materials 4.3%
Louisiana-Pacific Corp.	258,472	0.2	7,322,512
Other Securities		4.1	155,419,516
		4.3	162,742,028

Media 1.3%
Other Securities		1.3	47,876,634

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Avexis, Inc. *	50,100	0.3	10,654,266
Bluebird Bio, Inc. *	87,200	0.4	14,837,080
Catalent, Inc. *	240,399	0.3	9,882,803
Exact Sciences Corp. *	209,762	0.3	10,490,198
Nektar Therapeutics *	268,971	0.6	22,502,114
PRA Health Sciences, Inc. *	89,400	0.2	7,345,998
Sage Therapeutics, Inc. *	75,095	0.3	10,807,672

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Sarepta Therapeutics, Inc. *	108,900	0.2	8,315,604
Other Securities		6.8	258,859,565
		9.4	353,695,300

Real Estate 6.4%
Other Securities		6.4	241,037,493

Retailing 3.0%
Other Securities		3.0	113,187,931

Semiconductors & Semiconductor Equipment 2.9%
Entegris, Inc.	253,600	0.2	8,165,920
MKS Instruments, Inc.	96,189	0.3	9,849,753
Monolithic Power Systems, Inc.	71,400	0.2	8,360,940
Other Securities		2.2	83,900,456
		2.9	110,277,069

Software & Services 9.7%
Aspen Technology, Inc. *	130,899	0.3	11,486,387
Blackbaud, Inc.	84,769	0.2	8,897,354
EPAM Systems, Inc. *	88,983	0.3	10,175,206
Fair Isaac Corp. *	53,391	0.2	9,246,253
GrubHub, Inc. *	153,076	0.4	15,482,107
MAXIMUS, Inc.	115,517	0.2	7,812,415
Nutanix, Inc., Class A *	195,900	0.3	9,910,581
Paycom Software, Inc. *	88,107	0.3	10,062,700
Proofpoint, Inc. *	77,900	0.2	9,187,526
RingCentral, Inc., Class A *	115,868	0.2	7,768,949
Zendesk, Inc. *	177,594	0.2	8,657,707
Other Securities		6.9	256,761,807
		9.7	365,448,992

Technology Hardware & Equipment 4.6%
Littelfuse, Inc.	43,100	0.2	8,056,252
Other Securities		4.4	164,860,952
		4.6	172,917,204

Telecommunication Services 0.6%
Other Securities		0.6	23,465,670

Transportation 1.6%
Knight-Swift Transportation Holdings, Inc.	224,728	0.2	8,766,639
Other Securities		1.4	51,613,515
		1.6	60,380,154

Utilities 3.3%
IDACORP, Inc.	89,943	0.2	8,364,699
WGL Holdings, Inc.	91,833	0.2	7,814,988
Other Securities		2.9	108,384,607
		3.3	124,564,294
Total Common Stock
(Cost $2,543,913,093)			3,763,525,024
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	780,370
Total Rights
(Cost $250,273)			795,253

Other Investment Company 2.3% of net assets

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	85,792,496	2.3	85,792,496
Total Other Investment Company
(Cost $85,792,496)			85,792,496
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas 1.05%, 05/01/18 (d)	8,131,228	0.2	8,131,228
Other Securities		0.1	1,292,421
		0.3	9,423,649
Total Short-Term Investments
(Cost $9,423,649)			9,423,649

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	156	12,041,640	(179,612)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,546,944.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,600,782,996	$—	$—	$3,600,782,996
Materials	162,742,028	—	— *	162,742,028
Rights [1]
Media	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	780,370 *	780,370
Other Investment Company[1]	85,792,496	—	—	85,792,496
Short-Term Investments[1]	—	9,423,649	—	9,423,649
Liabilities
Futures Contracts[2]	(179,612)	—	—	(179,612)
Total	$3,849,137,908	$9,423,649	$795,253	$3,859,356,810
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,553,587,015) including securities on loan of $82,546,944		$3,773,743,926
Collateral invested for securities on loan, at value (cost $85,792,496)		85,792,496
Deposit with broker for futures contracts		1,870,000
Receivables:
Fund shares sold		4,119,534
Dividends		1,039,738
Income from securities on loan		434,092
Foreign tax reclaims		1,110
Interest	+	273
Total assets		3,867,001,169
Liabilities
Collateral held for securities on loan		85,792,496
Payables:
Investments bought		1,029,540
Investment adviser fees		155,396
Fund shares redeemed		2,267,722
Variation margin on futures contracts	+	120,021
Total liabilities		89,365,175
Net Assets
Total assets		3,867,001,169
Total liabilities	–	89,365,175
Net assets		$3,777,635,994
Net Assets by Source
Capital received from investors		2,546,112,106
Net investment income not yet distributed		14,859,619
Net realized capital losses		(3,313,030)
Net unrealized capital appreciation		1,219,977,299

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,777,635,994		122,267,038		$30.90

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,288)		$26,506,850
Interest		64,021
Securities on loan, net	+	3,040,964
Total investment income		29,611,835
Expenses
Investment adviser fees		914,610
Total expenses	–	914,610
Net investment income		28,697,225
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,068,437
Net realized gains on futures contracts	+	2,025,911
Net realized gains		9,094,348
Net change in unrealized appreciation (depreciation) on investments		80,306,985
Net change in unrealized appreciation (depreciation) on futures contracts	+	(197,657)
Net change in unrealized appreciation (depreciation)	+	80,109,328
Net realized and unrealized gains		89,203,676
Increase in net assets resulting from operations		$117,900,901
43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$28,697,225	$41,398,028
Net realized gains		9,094,348	137,045,478
Net change in unrealized appreciation (depreciation)	+	80,109,328	563,299,358
Increase in net assets from operations		117,900,901	741,742,864
Distributions to Shareholders
Distributions from net investment income		(43,773,504)	(39,963,730)
Distributions from net realized gains	+	(137,499,367)	(77,932,853)
Total distributions		($181,272,871)	($117,896,583)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,455,017	$480,909,082	27,293,118	$793,122,741
Shares reinvested		5,632,305	173,981,894	3,628,372	102,973,212
Shares redeemed	+	(11,094,014)	(344,882,483)	(20,947,140)	(607,654,132)
Net transactions in fund shares		9,993,308	$310,008,493	9,974,350	$288,441,821
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,273,730	$3,530,999,471	102,299,380	$2,618,711,369
Total increase	+	9,993,308	246,636,523	9,974,350	912,288,102
End of period		122,267,038	$3,777,635,994	112,273,730	$3,530,999,471
Net investment income not yet distributed			$14,859,619		$29,935,898
44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$46.25	$38.19	$37.69	$36.96	$32.53	$25.80
Income (loss) from investment operations:
Net investment income (loss)	0.44 [1]	0.80 [1]	0.75 [1]	0.72 [1]	0.60	0.57
Net realized and unrealized gains (losses)	1.31	8.19	0.75	0.83	4.49	6.70
Total from investment operations	1.75	8.99	1.50	1.55	5.09	7.27
Less distributions:
Distributions from net investment income	(0.76)	(0.74)	(0.70)	(0.61)	(0.51)	(0.54)
Distributions from net realized gains	(0.11)	(0.19)	(0.30)	(0.21)	(0.15)	—
Total distributions	(0.87)	(0.93)	(1.00)	(0.82)	(0.66)	(0.54)
Net asset value at end of period	$47.13	$46.25	$38.19	$37.69	$36.96	$32.53
Total return	3.76% [2]	23.89%	4.19%	4.36%	15.93%	28.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.05% [4]	0.10%	0.11%	0.10%	0.10%
Net operating expenses	N/A [5]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.84% [3]	1.89%	2.03%	1.92%	1.79%	2.02%
Portfolio turnover rate	2% [2]	2%	1%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$7,762	$6,720	$4,850	$4,477	$4,049	$3,183

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	69,935,209

Banks 6.8%
Bank of America Corp.	2,699,863	1.0	80,779,901
Citigroup, Inc.	724,992	0.6	49,495,204
JPMorgan Chase & Co.	968,914	1.4	105,398,465
Wells Fargo & Co.	1,240,557	0.8	64,459,342
Other Securities		3.0	227,013,829
		6.8	527,146,741

Capital Goods 7.4%
3M Co.	168,251	0.4	32,706,312
General Electric Co.	2,459,976	0.4	34,611,862
Honeywell International, Inc.	212,125	0.4	30,690,245
The Boeing Co.	156,234	0.7	52,113,413
Other Securities		5.5	426,966,888
		7.4	577,088,720

Commercial & Professional Services 1.0%
Other Securities		1.0	76,912,579

Consumer Durables & Apparel 1.4%
Other Securities		1.4	108,310,338

Consumer Services 2.3%
McDonald's Corp.	224,985	0.5	37,671,488
Other Securities		1.8	140,709,200
		2.3	178,380,688

Diversified Financials 5.4%
Berkshire Hathaway, Inc., Class B *	543,352	1.4	105,263,583
The Charles Schwab Corp. (b)	334,770	0.2	18,639,994
Other Securities		3.8	297,041,343
		5.4	420,944,920

Energy 6.0%
Chevron Corp.	539,258	0.9	67,466,568
Exxon Mobil Corp.	1,196,140	1.2	92,999,885
Other Securities		3.9	303,001,170
		6.0	463,467,623

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	409,919	0.5	36,261,435
Other Securities		0.8	62,171,390
		1.3	98,432,825

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	537,081	0.4	30,135,615
PepsiCo, Inc.	401,802	0.5	40,557,894
Philip Morris International, Inc.	438,889	0.5	35,988,898
The Coca-Cola Co.	1,083,494	0.6	46,817,776
Other Securities		1.6	126,580,071
		3.6	280,080,254

Health Care Equipment & Services 6.0%
Medtronic plc	381,820	0.4	30,595,237
UnitedHealth Group, Inc.	273,230	0.8	64,591,572
Other Securities		4.8	367,376,103
		6.0	462,562,912

Household & Personal Products 1.3%
The Procter & Gamble Co.	710,645	0.7	51,408,059
Other Securities		0.6	53,674,173
		1.3	105,082,232

Insurance 2.8%
Other Securities		2.8	217,954,688

Materials 3.3%
DowDuPont, Inc.	662,424	0.5	41,891,694
Other Securities		2.8	212,417,388
		3.3	254,309,082

Media 2.5%
Comcast Corp., Class A	1,311,334	0.5	41,162,774
The Walt Disney Co.	424,453	0.5	42,585,369
Other Securities		1.5	109,835,122
		2.5	193,583,265

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	451,446	0.6	43,587,111
Amgen, Inc.	188,931	0.4	32,964,681
Johnson & Johnson	758,603	1.2	95,955,694
Merck & Co., Inc.	763,489	0.6	44,946,597

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,682,240	0.8	61,586,806
Other Securities		4.0	315,375,999
		7.6	594,416,888

Real Estate 3.7%
Other Securities		3.7	285,418,638

Retailing 6.0%
Amazon.com, Inc. *	113,565	2.3	177,857,553
Booking Holdings, Inc. *	13,799	0.4	30,054,222
Netflix, Inc. *	122,675	0.5	38,331,031
The Home Depot, Inc.	329,852	0.8	60,956,650
Other Securities		2.0	158,972,947
		6.0	466,172,403

Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	1,323,420	0.9	68,314,940
NVIDIA Corp.	170,885	0.5	38,432,036
Other Securities		2.4	186,349,636
		3.8	293,096,612

Software & Services 14.4%
Adobe Systems, Inc. *	138,890	0.4	30,778,024
Alphabet, Inc., Class A *	84,222	1.1	85,786,845
Alphabet, Inc., Class C *	86,025	1.1	87,515,813
Facebook, Inc., Class A *	677,320	1.5	116,499,040
International Business Machines Corp.	242,084	0.5	35,092,497
MasterCard, Inc., Class A	260,093	0.6	46,366,779
Microsoft Corp.	2,175,410	2.6	203,444,343
Oracle Corp.	853,247	0.5	38,967,790
Visa, Inc., Class A	508,497	0.8	64,518,099
Other Securities		5.3	408,635,588
		14.4	1,117,604,818

Technology Hardware & Equipment 5.6%
Apple, Inc.	1,434,322	3.1	237,036,054
Cisco Systems, Inc.	1,363,559	0.8	60,392,028
Other Securities		1.7	135,987,475
		5.6	433,415,557

Telecommunication Services 1.7%
AT&T, Inc.	1,734,681	0.7	56,724,069
Verizon Communications, Inc.	1,164,058	0.7	57,446,262
Other Securities		0.3	18,104,777
		1.7	132,275,108

Transportation 2.1%
Union Pacific Corp.	222,149	0.4	29,685,771
Other Securities		1.7	131,779,870
		2.1	161,465,641

Utilities 2.9%
Other Securities		2.9	226,739,237
Total Common Stock
(Cost $4,739,076,245)			7,744,796,978

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	87,730

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $34,633)			89,296

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.59% (d)	30,012,920	0.4	30,012,920
Total Other Investment Company
(Cost $30,012,920)			30,012,920
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas 1.05%, 05/01/18 (e)	44,192,525	0.5	44,192,525
Total Short-Term Investment
(Cost $44,192,525)			44,192,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	32	2,470,080	(19,674)
S&P 500 Index, e-mini, expires 06/15/18	107	14,161,484	(22,060)
Net Unrealized Depreciation			(41,734)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,993,091.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	42,300	—	334,770	$3,332,011	$—	$55,275

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,459,378,340	$—	$—	$7,459,378,340
Real Estate	285,418,638	—	— *	285,418,638
Rights [1]
Media	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	87,730 *	87,730
Technology Hardware & Equipment	—	—	— *	—
Other Investment Company[1]	30,012,920	—	—	30,012,920
Short-Term Investment[1]	—	44,192,525	—	44,192,525
Liabilities
Futures Contracts[2]	(41,734)	—	—	(41,734)
Total	$7,774,768,164	$44,192,525	$89,296	$7,819,049,985
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $9,234,989)		$18,639,994
Investments in unaffiliated issuers, at value (cost $4,774,068,414) including securities on loan of $28,993,091		7,770,438,805
Collateral invested for securities on loan, at value (cost $30,012,920)		30,012,920
Deposit with broker for futures contracts		3,043,100
Receivables:
Fund shares sold		6,559,808
Dividends		5,960,350
Income from securities on loan		99,640
Interest		1,289
Foreign tax reclaims	+	159
Total assets		7,834,756,065
Liabilities
Collateral held for securities on loan		30,012,920
Payables:
Investments bought		39,874,514
Investment adviser fees		190,833
Fund shares redeemed		2,436,901
Variation margin on futures contracts	+	142,374
Total liabilities		72,657,542
Net Assets
Total assets		7,834,756,065
Total liabilities	–	72,657,542
Net assets		$7,762,098,523
Net Assets by Source
Capital received from investors		4,741,844,125
Net investment income not yet distributed		42,600,271
Net realized capital losses		(28,079,535)
Net unrealized capital appreciation		3,005,733,662

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,762,098,523		164,688,622		$47.13

49
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$55,275
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,294)		68,361,748
Interest		124,870
Securities on loan, net	+	647,499
Total investment income		69,189,392
Expenses
Investment adviser fees		1,107,308
Total expenses	–	1,107,308
Net investment income		68,082,084
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(2,630,947)
Net realized gains on futures contracts	+	4,155,952
Net realized gains		1,525,005
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,332,011
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		178,934,107
Net change in unrealized appreciation (depreciation) on futures contracts	+	(120,807)
Net change in unrealized appreciation (depreciation)	+	182,145,311
Net realized and unrealized gains		183,670,316
Increase in net assets resulting from operations		$251,752,400
50
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$68,082,084	$110,463,299
Net realized gains		1,525,005	14,786,674
Net change in unrealized appreciation (depreciation)	+	182,145,311	1,093,607,653
Increase in net assets from operations		251,752,400	1,218,857,626
Distributions to Shareholders
Distributions from net investment income		(113,653,133)	(94,787,157)
Distributions from net realized gains	+	(15,880,875)	(24,251,175)
Total distributions		($129,534,008)	($119,038,332)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,202,253	$1,342,301,061	34,191,936	$1,448,154,476
Shares reinvested		2,718,455	129,126,608	2,290,335	91,911,175
Shares redeemed	+	(11,533,599)	(551,631,102)	(18,204,725)	(770,224,655)
Net transactions in fund shares		19,387,109	$919,796,567	18,277,546	$769,840,996
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,301,513	$6,720,083,564	127,023,967	$4,850,423,274
Total increase	+	19,387,109	1,042,014,959	18,277,546	1,869,660,290
End of period		164,688,622	$7,762,098,523	145,301,513	$6,720,083,564
Net investment income not yet distributed			$42,600,271		$88,171,320
51
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17
Net realized and unrealized gains (losses)	0.29 [3]
Total from investment operations	0.46
Net asset value at end of period	$40.46
Total return	1.15% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [5],[6]
Net operating expenses	— [5],[6]
Net investment income (loss)	1.19% [5]
Portfolio turnover rate	3% [4]
Net assets, end of period (x 1,000,000)	$56

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).
52
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	412,869

Banks 0.3%
Other Securities		0.3	154,751

Capital Goods 8.3%
3M Co.	2,514	0.9	488,696
Caterpillar, Inc.	2,234	0.6	322,500
Honeywell International, Inc.	1,904	0.5	275,471
Lockheed Martin Corp.	964	0.5	309,290
The Boeing Co.	2,412	1.4	804,547
Other Securities		4.4	2,475,876
		8.3	4,676,380

Commercial & Professional Services 1.1%
Other Securities		1.1	615,761

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	5,652	0.7	386,540
Other Securities		0.8	436,124
		1.5	822,664

Consumer Services 3.5%
McDonald's Corp.	3,457	1.0	578,840
Starbucks Corp.	5,931	0.6	341,448
Other Securities		1.9	1,054,752
		3.5	1,975,040

Diversified Financials 2.1%
The Charles Schwab Corp. (a)	4,048	0.4	225,393
Other Securities		1.7	941,178
		2.1	1,166,571

Energy 0.9%
Other Securities		0.9	504,733

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	1,892	0.7	373,027
Other Securities		0.4	245,468
		1.1	618,495

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	8,265	0.8	463,749
PepsiCo, Inc.	5,380	1.0	543,057
The Coca-Cola Co.	12,432	1.0	537,187
Other Securities		1.3	744,488
		4.1	2,288,481

Health Care Equipment & Services 5.7%
Becton, Dickinson & Co.	1,145	0.5	265,491
Stryker Corp.	1,475	0.4	249,894
UnitedHealth Group, Inc.	4,154	1.7	982,006
Other Securities		3.1	1,732,669
		5.7	3,230,060

Household & Personal Products 0.9%
Other Securities		0.9	512,785

Insurance 1.1%
Other Securities		1.1	631,352

Materials 3.5%
DowDuPont, Inc.	4,842	0.5	306,208
Monsanto Co.	1,898	0.4	237,952
Other Securities		2.6	1,418,645
		3.5	1,962,805

Media 2.6%
Comcast Corp., Class A	18,613	1.0	584,262
The Walt Disney Co.	4,456	0.8	447,070
Other Securities		0.8	455,473
		2.6	1,486,805

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	6,903	1.2	666,485
Biogen, Inc. *	865	0.4	236,664
Celgene Corp. *	3,241	0.5	282,291
Eli Lilly & Co.	4,238	0.6	343,575
Gilead Sciences, Inc.	4,037	0.5	291,593
Other Securities		3.6	2,029,938
		6.8	3,850,546

53
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.3%
American Tower Corp.	1,830	0.4	249,539
Other Securities		1.9	1,063,661
		2.3	1,313,200

Retailing 10.8%
Amazon.com, Inc. *	1,743	4.8	2,729,765
Booking Holdings, Inc. *	213	0.8	463,914
Lowe's Cos., Inc.	3,617	0.5	298,149
Netflix, Inc. *	1,777	1.0	555,242
The Home Depot, Inc.	5,109	1.7	944,143
The TJX Cos., Inc.	2,761	0.4	234,271
Other Securities		1.6	825,331
		10.8	6,050,815

Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	1,751	0.7	401,714
NVIDIA Corp.	2,509	1.0	564,274
Texas Instruments, Inc.	4,271	0.8	433,208
Other Securities		2.3	1,292,174
		4.8	2,691,370

Software & Services 26.1%
Accenture plc, Class A	2,683	0.7	405,670
Adobe Systems, Inc. *	2,139	0.8	474,002
Alphabet, Inc., Class A *	1,288	2.3	1,311,931
Alphabet, Inc., Class C *	1,311	2.4	1,333,720
Facebook, Inc., Class A *	10,244	3.1	1,761,968
International Business Machines Corp.	2,521	0.6	365,444
MasterCard, Inc., Class A	4,010	1.3	714,863
Microsoft Corp.	32,479	5.4	3,037,436
PayPal Holdings, Inc. *	4,905	0.6	365,962
salesforce.com, Inc. *	2,975	0.6	359,945
Visa, Inc., Class A	7,873	1.8	998,926
Other Securities		6.5	3,571,464
		26.1	14,701,331

Technology Hardware & Equipment 7.6%
Apple, Inc.	22,005	6.5	3,636,546
Other Securities		1.1	632,114
		7.6	4,268,660

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.9%
Verizon Communications, Inc.	9,002	0.8	444,249
Other Securities		0.1	77,629
		0.9	521,878

Transportation 2.9%
FedEx Corp.	1,075	0.5	265,740
Union Pacific Corp.	3,097	0.7	413,852
United Parcel Service, Inc., Class B	2,991	0.6	339,479
Other Securities		1.1	596,087
		2.9	1,615,158

Utilities 0.0%
Other Securities		0.0	7,471
Total Common Stock
(Cost $56,941,321)			56,079,981

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
Other Securities		0.4	212,558
Total Other Investment Company
(Cost $212,558)			212,558

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/15/18	3	205,725	(3,867)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	4,048	—	4,048	$10,330	$—	$228
(a)	Commencement of operations.

54
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$56,079,981	$—	$—	$56,079,981
Other Investment Company[1]	212,558	—	—	212,558
Liabilities
Futures Contracts[2]	(3,867)	—	—	(3,867)
Total	$56,288,672	$—	$—	$56,288,672
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $215,063)		$225,393
Investments in unaffiliated issuers, at value (cost $56,938,816)		56,067,146
Deposit with broker for futures contracts		11,600
Receivables:
Investments sold		40,250
Fund shares sold		1,350,452
Dividends	+	29,016
Total assets		57,723,857
Liabilities
Payables:
Investments bought		1,377,244
Fund shares redeemed		37,938
Variation margin on futures contracts	+	1,485
Total liabilities		1,416,667
Net Assets
Total assets		57,723,857
Total liabilities	–	1,416,667
Net assets		$56,307,190
Net Assets by Source
Capital received from investors		57,000,987
Net investment income not yet distributed		158,340
Net realized capital gains		13,070
Net unrealized capital depreciation		(865,207)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$56,307,190		1,391,845		$40.46

56
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$228
Dividends received from unaffiliated issuers (net of foreign withholding tax of $6)	+	158,112
Total investment income		158,340
Expenses
Investment adviser fees		5,330
Total expenses		5,330
Expense reduction by CSIM and its affiliates	–	5,330
Net expenses	–	—
Net investment income		158,340
Realized and Unrealized Gains (Losses)
Net realized gains on investments		16,977
Net realized losses on futures contracts	+	(3,907)
Net realized gains		13,070
Net change in unrealized appreciation (depreciation) on affiliated issuer		10,330
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(871,670)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,867)
Net change in unrealized appreciation (depreciation)	+	(865,207)
Net realized and unrealized losses		(852,137)
Decrease in net assets resulting from operations		($693,797)
*	Commencement of operations.
57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$158,340
Net realized gains		13,070
Net change in unrealized appreciation (depreciation)	+	(865,207)
Decrease in net assets from operations		(693,797)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		1,481,951	$60,704,279
Shares redeemed	+	(90,106)	(3,703,292)
Net transactions in fund shares		1,391,845	$57,000,987
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,391,845	56,307,190
End of period		1,391,845	$56,307,190
Net investment income not yet distributed			$158,340
*	Commencement of operations.
58
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33
Net realized and unrealized gains (losses)	(1.22)
Total from investment operations	(0.89)
Net asset value at end of period	$39.11
Total return	(2.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4],[5]
Net operating expenses	— [4],[5]
Net investment income (loss)	2.32% [4]
Portfolio turnover rate	4% [3]
Net assets, end of period (x 1,000,000)	$49

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
General Motors Co.	5,310	0.4	195,089
Other Securities		0.6	287,996
		1.0	483,085

Banks 12.8%
Bank of America Corp.	38,642	2.4	1,156,169
Citigroup, Inc.	10,396	1.4	709,735
JPMorgan Chase & Co.	13,957	3.1	1,518,242
The PNC Financial Services Group, Inc.	1,925	0.6	280,299
U.S. Bancorp	6,308	0.6	318,239
Wells Fargo & Co.	17,897	1.9	929,928
Other Securities		2.8	1,393,070
		12.8	6,305,682

Capital Goods 6.1%
General Electric Co.	29,077	0.8	409,113
United Technologies Corp.	3,010	0.7	361,651
Other Securities		4.6	2,220,105
		6.1	2,990,869

Commercial & Professional Services 0.5%
Other Securities		0.5	229,383

Consumer Durables & Apparel 1.1%
Other Securities		1.1	538,188

Consumer Services 0.8%
Other Securities		0.8	383,260

Diversified Financials 9.3%
American Express Co.	2,926	0.6	288,942
Berkshire Hathaway, Inc., Class B *	7,786	3.1	1,508,382
BlackRock, Inc.	503	0.5	262,314
CME Group, Inc.	1,372	0.4	216,337
Morgan Stanley	5,165	0.5	266,617
The Bank of New York Mellon Corp.	3,984	0.4	217,168
The Charles Schwab Corp. (a)	949	0.1	52,840
The Goldman Sachs Group, Inc.	1,424	0.7	339,382
Other Securities		3.0	1,432,828
		9.3	4,584,810

Security	Number of Shares	% of Net Assets	Value ($)
Energy 11.6%
Chevron Corp.	7,645	1.9	956,466
ConocoPhillips	4,774	0.6	312,697
EOG Resources, Inc.	2,120	0.5	250,520
Exxon Mobil Corp.	17,146	2.7	1,333,102
Occidental Petroleum Corp.	3,097	0.5	239,274
Phillips 66	1,716	0.4	191,008
Schlumberger Ltd.	5,609	0.8	384,553
Valero Energy Corp.	1,771	0.4	196,457
Other Securities		3.8	1,866,233
		11.6	5,730,310

Food & Staples Retailing 1.6%
Walmart, Inc.	5,803	1.0	513,333
Other Securities		0.6	276,394
		1.6	789,727

Food, Beverage & Tobacco 3.5%
Mondelez International, Inc., Class A	5,831	0.5	230,324
Philip Morris International, Inc.	5,716	1.0	468,712
Other Securities		2.0	1,004,276
		3.5	1,703,312

Health Care Equipment & Services 6.0%
Abbott Laboratories	6,842	0.8	397,726
Anthem, Inc.	1,036	0.5	244,486
CVS Health Corp.	4,122	0.6	287,839
Danaher Corp.	2,482	0.5	248,994
Medtronic plc	5,092	0.8	408,022
Other Securities		2.8	1,357,705
		6.0	2,944,772

Household & Personal Products 2.0%
The Procter & Gamble Co.	9,688	1.4	700,830
Other Securities		0.6	274,254
		2.0	975,084

Insurance 4.6%
Chubb Ltd.	1,875	0.5	254,381
Other Securities		4.1	2,014,301
		4.6	2,268,682

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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 2.9%
DowDuPont, Inc.	4,933	0.6	311,963
Other Securities		2.3	1,114,628
		2.9	1,426,591

Media 2.3%
The Walt Disney Co.	1,916	0.4	192,232
Time Warner, Inc.	3,149	0.6	298,525
Other Securities		1.3	634,386
		2.3	1,125,143

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Allergan plc	1,363	0.4	209,425
Amgen, Inc.	2,069	0.7	360,999
Johnson & Johnson	9,247	2.4	1,169,653
Merck & Co., Inc.	10,482	1.3	617,075
Pfizer, Inc.	23,956	1.8	877,029
Other Securities		1.7	828,069
		8.3	4,062,250

Real Estate 4.6%
Other Securities		4.6	2,255,646

Retailing 1.5%
Other Securities		1.5	738,617

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	19,086	2.0	985,219
QUALCOMM, Inc.	5,964	0.6	304,224
Other Securities		0.5	226,718
		3.1	1,516,161

Software & Services 2.6%
Oracle Corp.	10,841	1.0	495,108
Other Securities		1.6	798,039
		2.6	1,293,147

Technology Hardware & Equipment 3.3%
Cisco Systems, Inc.	20,068	1.8	888,812
Other Securities		1.5	745,556
		3.3	1,634,368

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.7%
AT&T, Inc.	24,879	1.7	813,543
Verizon Communications, Inc.	8,258	0.8	407,532
Other Securities		0.2	128,927
		2.7	1,350,002

Transportation 1.4%
Other Securities		1.4	685,264

Utilities 6.0%
Duke Energy Corp.	2,845	0.5	228,055
NextEra Energy, Inc.	1,888	0.6	309,462
Other Securities		4.9	2,395,788
		6.0	2,933,305
Total Common Stock
(Cost $50,254,689)			48,947,658

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
Other Securities		0.2	117,544
Total Other Investment Company
(Cost $117,544)			117,544

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/15/18	3	177,465	(856)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	949	—	949	$3,034	$—	$49
(a)	Commencement of operations.

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Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$48,947,658	$—	$—	$48,947,658
Other Investment Company[1]	117,544	—	—	117,544
Liabilities
Futures Contracts[2]	(856)	—	—	(856)
Total	$49,064,346	$—	$—	$49,064,346
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $49,806)		$52,840
Investments in unaffiliated issuers, at value (cost $50,322,427)		49,012,362
Deposit with broker for futures contracts		12,000
Receivables:
Fund shares sold		347,051
Dividends	+	49,704
Total assets		49,473,957
Liabilities
Payables:
Investments bought		277,913
Fund shares redeemed		51,018
Variation margin on futures contracts	+	2,367
Total liabilities		331,298
Net Assets
Total assets		49,473,957
Total liabilities	–	331,298
Net assets		$49,142,659
Net Assets by Source
Capital received from investors		50,205,159
Net investment income not yet distributed		262,724
Net realized capital losses		(17,337)
Net unrealized capital depreciation		(1,307,887)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$49,142,659		1,256,575		$39.11

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Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$49
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10)	+	262,675
Total investment income		262,724
Expenses
Investment adviser fees		4,534
Total expenses		4,534
Expense reduction by CSIM and its affiliates	–	4,534
Net expenses	–	—
Net investment income		262,724
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(8,175)
Net realized losses on futures contracts	+	(9,162)
Net realized losses		(17,337)
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,034
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(1,310,065)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(856)
Net change in unrealized appreciation (depreciation)	+	(1,307,887)
Net realized and unrealized losses		(1,325,224)
Decrease in net assets resulting from operations		($1,062,500)
*	Commencement of operations.
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Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$262,724
Net realized losses		(17,337)
Net change in unrealized appreciation (depreciation)	+	(1,307,887)
Decrease in net assets from operations		(1,062,500)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		1,330,106	$53,132,919
Shares redeemed	+	(73,531)	(2,927,760)
Net transactions in fund shares		1,256,575	$50,205,159
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,256,575	49,142,659
End of period		1,256,575	$49,142,659
Net investment income not yet distributed			$262,724
*	Commencement of operations.
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Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25
Net realized and unrealized gains (losses)	(0.34)
Total from investment operations	(0.09)
Net asset value at end of period	$39.91
Total return	(0.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4],[5]
Net operating expenses	— [4],[5]
Net investment income (loss)	1.73% [4]
Portfolio turnover rate	3% [3]
Net assets, end of period (x 1,000,000)	$110

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).
66
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Aptiv plc	4,194	0.3	354,728
Other Securities		0.9	956,804
		1.2	1,311,532

Banks 4.8%
Fifth Third Bancorp	10,819	0.3	358,866
M&T Bank Corp.	2,223	0.4	405,186
SunTrust Banks, Inc.	7,401	0.4	494,387
Other Securities		3.7	4,035,480
		4.8	5,293,919

Capital Goods 9.7%
Cummins, Inc.	2,466	0.4	394,215
Fortive Corp.	4,778	0.3	335,941
PACCAR, Inc.	5,333	0.3	339,552
Parker-Hannifin Corp.	2,071	0.3	340,928
Rockwell Collins, Inc.	2,541	0.3	336,784
Roper Technologies, Inc.	1,565	0.4	413,457
Stanley Black & Decker, Inc.	2,396	0.3	339,250
Other Securities		7.4	8,196,100
		9.7	10,696,227

Commercial & Professional Services 2.3%
Other Securities		2.3	2,557,875

Consumer Durables & Apparel 3.3%
VF Corp.	5,074	0.4	410,334
Other Securities		2.9	3,252,792
		3.3	3,663,126

Consumer Services 3.1%
Hilton Worldwide Holdings, Inc.	4,277	0.3	337,199
Other Securities		2.8	3,040,798
		3.1	3,377,997

Diversified Financials 5.6%
Discover Financial Services	5,636	0.4	401,565
Moody's Corp.	2,587	0.4	419,611
Northern Trust Corp.	3,264	0.3	348,432
Synchrony Financial	12,152	0.4	403,082
Security	Number of Shares	% of Net Assets	Value ($)
T. Rowe Price Group, Inc.	3,700	0.4	421,134
Other Securities		3.7	4,129,102
		5.6	6,122,926

Energy 6.0%
Andeavor	2,426	0.3	335,564
Concho Resources, Inc. *	2,294	0.3	360,640
Marathon Petroleum Corp.	7,606	0.5	569,765
ONEOK, Inc.	6,079	0.3	366,077
Other Securities		4.6	5,026,303
		6.0	6,658,349

Food & Staples Retailing 0.2%
Other Securities		0.2	244,548

Food, Beverage & Tobacco 2.9%
Dr Pepper Snapple Group, Inc.	2,808	0.3	336,848
Other Securities		2.6	2,865,843
		2.9	3,202,691

Health Care Equipment & Services 5.2%
Edwards Lifesciences Corp. *	3,258	0.4	414,939
Zimmer Biomet Holdings, Inc.	3,146	0.3	362,325
Other Securities		4.5	4,946,017
		5.2	5,723,281

Household & Personal Products 0.8%
Other Securities		0.8	823,029

Insurance 4.5%
The Progressive Corp.	9,086	0.5	547,795
Other Securities		4.0	4,454,637
		4.5	5,002,432

Materials 5.6%
Other Securities		5.6	6,207,802

Media 1.8%
Other Securities		1.8	1,977,293

67
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Illumina, Inc. *	2,286	0.5	550,766
Zoetis, Inc.	7,673	0.6	640,542
Other Securities		3.0	3,340,825
		4.1	4,532,133

Real Estate 9.0%
AvalonBay Communities, Inc.	2,144	0.3	349,472
Digital Realty Trust, Inc.	3,181	0.3	336,200
Prologis, Inc.	8,266	0.5	536,546
Weyerhaeuser Co.	11,695	0.4	430,142
Other Securities		7.5	8,209,323
		9.0	9,861,683

Retailing 4.8%
Dollar General Corp.	4,279	0.4	413,052
Dollar Tree, Inc. *	3,596	0.3	344,820
Ross Stores, Inc.	5,937	0.4	480,006
Other Securities		3.7	3,994,127
		4.8	5,232,005

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	5,808	0.5	507,329
Lam Research Corp.	2,561	0.4	473,939
Other Securities		2.2	2,414,397
		3.1	3,395,665

Software & Services 9.9%
Autodesk, Inc. *	3,263	0.4	410,812
DXC Technology Co.	4,438	0.4	457,380
Fidelity National Information Services, Inc.	5,166	0.4	490,615
Fiserv, Inc. *	6,531	0.4	462,787
Red Hat, Inc. *	2,784	0.4	453,959
ServiceNow, Inc. *	2,674	0.4	444,258
Worldpay, Inc., Class A *	4,503	0.3	365,734
Other Securities		7.2	7,833,687
		9.9	10,919,232

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	4,653	0.4	389,503
Western Digital Corp.	4,647	0.3	366,137
Other Securities		2.8	3,098,038
		3.5	3,853,678

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.4%
Other Securities		0.4	433,761

Transportation 2.0%
Other Securities		2.0	2,238,771

Utilities 5.8%
Consolidated Edison, Inc.	4,892	0.4	391,996
Public Service Enterprise Group, Inc.	7,907	0.4	412,350
Sempra Energy	3,925	0.4	438,815
Xcel Energy, Inc.	7,996	0.3	374,533
Other Securities		4.3	4,796,406
		5.8	6,414,100
Total Common Stock
(Cost $113,264,678)			109,744,055

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
Other Securities		0.3	315,486
Total Other Investment Company
(Cost $315,486)			315,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 06/15/18	2	374,420	(3,324)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

68
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$109,744,055	$—	$—	$109,744,055
Other Investment Company[1]	315,486	—	—	315,486
Liabilities
Futures Contracts[2]	(3,324)	—	—	(3,324)
Total	$110,056,217	$—	$—	$110,056,217
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
69
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $113,580,164)		$110,059,541
Deposit with broker for futures contracts		37,500
Receivables:
Investments sold		135,998
Fund shares sold		553,701
Dividends	+	46,865
Total assets		110,833,605
Liabilities
Payables:
Investments bought		666,621
Fund shares redeemed		9,356
Variation margin on futures contracts	+	4,120
Total liabilities		680,097
Net Assets
Total assets		110,833,605
Total liabilities	–	680,097
Net assets		$110,153,508
Net Assets by Source
Capital received from investors		113,209,295
Net investment income not yet distributed		427,356
Net realized capital gains		40,804
Net unrealized capital depreciation		(3,523,947)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$110,153,508		2,760,187		$39.91

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Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $66)		$427,356
Expenses
Investment adviser fees		12,380
Total expenses		12,380
Expense reduction by CSIM and its affiliates	–	12,380
Net expenses	–	—
Net investment income		427,356
Realized and Unrealized Gains (Losses)
Net realized gains on investments		48,493
Net realized losses on futures contracts	+	(7,689)
Net realized gains		40,804
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(3,520,623)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,324)
Net change in unrealized appreciation (depreciation)	+	(3,523,947)
Net realized and unrealized losses		(3,483,143)
Decrease in net assets resulting from operations		($3,055,787)
*	Commencement of operations.
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Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$427,356
Net realized gains		40,804
Net change in unrealized appreciation (depreciation)	+	(3,523,947)
Decrease in net assets from operations		(3,055,787)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		2,825,481	$115,848,655
Shares redeemed	+	(65,294)	(2,639,360)
Net transactions in fund shares		2,760,187	$113,209,295
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,760,187	110,153,508
End of period		2,760,187	$110,153,508
Net investment income not yet distributed			$427,356
*	Commencement of operations.
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$21.01	$17.52	$18.49	$19.42	$19.92	$16.32
Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.55 [1]	0.53 [1]	0.54 [1]	0.64	0.49
Net realized and unrealized gains (losses)	0.30	3.49	(1.03)	(0.86)	(0.63)	3.69
Total from investment operations	0.60	4.04	(0.50)	(0.32)	0.01	4.18
Less distributions:
Distributions from net investment income	(0.57)	(0.55)	(0.47)	(0.61)	(0.51)	(0.58)
Net asset value at end of period	$21.04	$21.01	$17.52	$18.49	$19.42	$19.92
Total return	2.87% [2]	23.76%	(2.64%)	(1.53%)	0.09%	26.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.11% [4]	0.23%	0.23%	0.23%	0.23%
Net operating expenses	N/A [5]	0.10% [4]	0.19%	0.19%	0.19%	0.19%
Net investment income (loss)	2.89% [3]	2.88%	3.06%	2.82%	3.42%	2.88%
Portfolio turnover rate	2% [2]	3%	4%	7%	2%	5%
Net assets, end of period (x 1,000,000)	$4,545	$4,128	$2,900	$2,844	$2,699	$2,205

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.1% of net assets

Australia 6.5%
Australia & New Zealand Banking Group Ltd.	879,777	0.4	17,685,440
BHP Billiton Ltd.	955,969	0.5	22,302,037
Commonwealth Bank of Australia	523,009	0.6	28,161,119
National Australia Bank Ltd.	803,132	0.4	17,459,315
Westpac Banking Corp.	1,023,790	0.5	21,991,461
Other Securities		4.1	187,364,453
		6.5	294,963,825

Austria 0.3%
Other Securities		0.3	11,801,417

Belgium 1.0%
Anheuser-Busch InBev S.A./N.V.	227,489	0.5	22,597,289
Other Securities		0.5	24,940,231
		1.0	47,537,520

Denmark 1.7%
Novo Nordisk A/S, Class B	556,088	0.6	26,151,659
Other Securities		1.1	51,555,904
		1.7	77,707,563

Finland 1.0%
Other Securities		1.0	46,029,799

France 11.0%
Airbus SE	174,603	0.5	20,495,439
BNP Paribas S.A.	337,635	0.6	26,065,171
L'Oreal S.A.	75,161	0.4	18,097,990
LVMH Moet Hennessy Louis Vuitton SE	83,747	0.6	29,144,945
Sanofi (a)	341,304	0.6	26,984,266
TOTAL S.A.	719,045	1.0	45,193,191
Other Securities		7.3	335,349,897
		11.0	501,330,899

Germany 9.0%
Allianz SE	134,144	0.7	31,728,249
BASF SE	275,889	0.6	28,704,431
Bayer AG	248,103	0.7	29,653,160
Daimler AG	289,363	0.5	22,749,155
SAP SE	294,859	0.7	32,760,481
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	229,825	0.6	29,186,590
Other Securities		5.2	233,123,359
		9.0	407,905,425

Hong Kong 3.6%
AIA Group Ltd.	3,610,800	0.7	32,270,432
Other Securities		2.9	129,502,689
		3.6	161,773,121

Ireland 0.5%
Other Securities		0.5	20,929,747

Israel 0.5%
Other Securities		0.5	23,773,918

Italy 2.5%
Other Securities		2.5	113,935,010

Japan 23.9%
Honda Motor Co., Ltd.	516,639	0.4	17,765,115
Keyence Corp.	29,100	0.4	17,744,576
Mitsubishi UFJ Financial Group, Inc.	3,554,109	0.5	23,817,300
SoftBank Group Corp.	249,300	0.4	19,048,685
Sony Corp.	380,200	0.4	17,757,658
Toyota Motor Corp.	784,103	1.1	51,415,471
Other Securities		20.7	940,971,630
		23.9	1,088,520,435

Netherlands 3.6%
ASML Holding N.V.	116,156	0.5	22,114,212
ING Groep N.V.	1,159,683	0.4	19,541,250
Unilever N.V. CVA	487,930	0.6	27,972,327
Other Securities		2.1	92,790,665
		3.6	162,418,454

New Zealand 0.2%
Other Securities		0.2	7,530,161

Norway 0.7%
Other Securities		0.7	31,052,734

Portugal 0.1%
Other Securities		0.1	6,900,760

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.4%
Other Securities		1.4	62,151,525

Spain 3.2%
Banco Santander S.A.	4,856,807	0.7	31,379,449
Other Securities		2.5	113,281,972
		3.2	144,661,421

Sweden 2.5%
Other Securities		2.5	113,982,901

Switzerland 7.4%
Nestle S.A.	932,000	1.6	72,202,111
Novartis AG	667,761	1.1	51,400,431
Roche Holding AG	210,684	1.0	46,811,321
UBS Group AG *	1,087,074	0.4	18,246,419
Other Securities		3.3	148,258,625
		7.4	336,918,907

United Kingdom 17.5%
AstraZeneca plc	378,662	0.6	26,507,213
BP plc	5,931,186	1.0	44,056,601
British American Tobacco plc	687,430	0.8	37,703,802
Diageo plc	745,304	0.6	26,588,456
GlaxoSmithKline plc	1,470,884	0.6	29,501,753
Glencore plc *	3,650,455	0.4	17,584,220
HSBC Holdings plc	5,994,654	1.3	59,682,639
Lloyds Banking Group plc	21,630,559	0.4	19,185,156
Prudential plc	776,519	0.4	19,967,428
Rio Tinto plc	364,871	0.4	19,887,619
Royal Dutch Shell plc, A Shares	1,364,806	1.0	47,483,227
Royal Dutch Shell plc, B Shares	1,117,078	0.9	39,878,377
Unilever plc	369,889	0.5	20,747,824
Vodafone Group plc	7,993,256	0.5	23,326,002
Other Securities		8.1	362,976,175
		17.5	795,076,492
Total Common Stock
(Cost $3,468,765,313)			4,456,902,034

Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	25,240,256

Italy 0.1%
Other Securities		0.1	2,566,411
Total Preferred Stock
(Cost $22,076,297)			27,806,667

Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.9% of net assets

United States 0.9%
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	42,850,311	0.9	42,850,311
Total Other Investment Company
(Cost $42,850,311)			42,850,311
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
BNP Paribas 1.05%, 05/01/18 (d)	28,136,162	0.6	28,136,162
Other Securities		0.1	4,186,051
		0.7	32,322,213
Total Short-Term Investments
(Cost $32,322,213)			32,322,213

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	534	54,107,550	60,100
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $4,430,627,402 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,799,182.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,299,085,655	$—	$2,299,085,655
Denmark	1,999,869	75,707,694	—	77,707,563
France	2,913,427	498,417,472	—	501,330,899
Germany	1,754,431	406,150,994	—	407,905,425
Hong Kong	6,283,670	155,489,451	—	161,773,121
Ireland	8,687,677	12,242,070	—	20,929,747
Israel	13,039,386	10,734,532	—	23,773,918
Netherlands	15,382,756	147,035,698	—	162,418,454
Portugal	—	6,900,760	— *	6,900,760
United Kingdom	3,971,970	791,056,409	48,113	795,076,492
Preferred Stock[1]	—	27,806,667	—	27,806,667
Other Investment Company[1]	42,850,311	—	—	42,850,311
Short-Term Investments[1]	—	32,322,213	—	32,322,213
Futures Contracts[2]	60,100	—	—	60,100
Total	$96,943,597	$4,462,949,615	$48,113	$4,559,941,325
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $63,238,218 and $10,848,566 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note2(a) for additional information). There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,523,163,823) including securities on loan of $40,799,182		$4,517,030,914
Collateral invested for securities on loan, at value (cost $42,850,311)		42,850,311
Foreign currency, at value (cost $146,440)		144,656
Deposit with broker for futures contracts		2,358,000
Receivables:
Dividends		17,999,267
Foreign tax reclaims		6,891,239
Fund shares sold		5,981,631
Income from securities on loan		234,421
Interest	+	821
Total assets		4,593,491,260
Liabilities
Collateral held for securities on loan		42,850,311
Payables:
Investments bought		546,525
Investment adviser fees		222,434
Fund shares redeemed		4,713,089
Variation margin on futures contracts	+	217,449
Total liabilities		48,549,808
Net Assets
Total assets		4,593,491,260
Total liabilities	–	48,549,808
Net assets		$4,544,941,452
Net Assets by Source
Capital received from investors		3,663,536,937
Net investment income not yet distributed		21,272,218
Net realized capital losses		(133,386,896)
Net unrealized capital appreciation		993,519,193

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,544,941,452		215,990,896		$21.04

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Schwab International Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $6,905,237)		$63,582,421
Interest		60,438
Securities on loan, net	+	573,954
Total investment income		64,216,813
Expenses
Investment adviser fees		1,304,104
Total expenses	–	1,304,104
Net investment income		62,912,709
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $66)		(12,417,667)
Net realized gains on futures contracts		730,719
Net realized gains on foreign currency transactions	+	260,201
Net realized losses		(11,426,747)
Net change in unrealized appreciation (depreciation) on investments		66,686,897
Net change in unrealized appreciation (depreciation) on futures contracts		(63,014)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(363,776)
Net change in unrealized appreciation (depreciation)	+	66,260,107
Net realized and unrealized gains		54,833,360
Increase in net assets resulting from operations		$117,746,069
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$62,912,709	$99,012,739
Net realized losses		(11,426,747)	(7,708,097)
Net change in unrealized appreciation (depreciation)	+	66,260,107	643,741,968
Increase in net assets from operations		117,746,069	735,046,610
Distributions to Shareholders
Distributions from net investment income		($112,933,005)	($92,318,949)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,146,447	$742,527,121	67,629,186	$1,284,202,843
Shares reinvested		5,158,241	107,188,259	4,417,331	75,315,502
Shares redeemed	+	(20,768,321)	(437,354,755)	(41,099,900)	(774,927,371)
Net transactions in fund shares		19,536,367	$412,360,625	30,946,617	$584,590,974
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		196,454,529	$4,127,767,763	165,507,912	$2,900,449,128
Total increase	+	19,536,367	417,173,689	30,946,617	1,227,318,635
End of period		215,990,896	$4,544,941,452	196,454,529	$4,127,767,763
Net investment income not yet distributed			$21,272,218		$71,292,514
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2045 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab International Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund™	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2040 Index Fund
Schwab Health Care Fund™	Schwab Target 2045 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Maximum Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab California Tax-Free Bond Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund™
Schwab ® U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund commenced operations on December 20, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund will not fully replicate its index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund*	Schwab U.S. Large-Cap Value Index Fund*	Schwab U.S. Mid-Cap Index Fund*	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.04%	0.04%	0.05%	0.06%
*The investment adviser voluntarily agreed to waive each fund’s management fees to 0.00% beginning with each fund’s commencement of operations through June 30, 2018.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2018, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab Balanced Fund	—%	—%	—%	—%	—%
Schwab MarketTrack All Equity Portfolio	0.7%	—%	3.1%	—%	2.1%
Schwab MarketTrack Balanced Portfolio	0.3%	—%	1.5%	—%	0.8%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.4%	—%	0.3%
Schwab MarketTrack Growth Portfolio	0.7%	—%	3.0%	—%	1.6%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.1%	—%	0.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.4%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.7%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	4.7%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	5.7%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	11.9%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	6.0%	—%
Schwab Target 2040 Fund	0.5%	—%	—%	14.6%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	1.9%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	1.7%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	1.0%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.2%	—%
*	Less than 0.05%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $131,932 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2018, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$81,770,652	($28,052,387)
Schwab 1000 Index Fund	33,204,440	6,441,124
Schwab Small-Cap Index Fund	10,279,281	(3,175,438)
Schwab Total Stock Market Index Fund	22,184,209	(4,069,057)
Schwab U.S. Large-Cap Growth Index Fund	—	—
Schwab U.S. Large-Cap Value Index Fund	—	—
Schwab U.S. Mid-Cap Index Fund	—	—
Schwab International Index Fund	—	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$154,816,399	1,166
Schwab 1000 Index Fund	30,109,915	225
Schwab Small-Cap Index Fund	21,990,503	287
Schwab Total Stock Market Index Fund	31,729,524	262
Schwab U.S. Large-Cap Growth Index Fund	111,226	2
Schwab U.S. Large-Cap Value Index Fund	120,602	2
Schwab U.S. Mid-Cap Index Fund	265,294	1
Schwab International Index Fund	37,394,463	366

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$2,096,296,563	$273,813,556
Schwab 1000 Index Fund	177,370,664	269,535,158
Schwab Small-Cap Index Fund	318,674,308	101,745,848
Schwab Total Stock Market Index Fund	1,042,847,215	151,495,965
Schwab U.S. Large-Cap Growth Index Fund	58,097,893	1,059,383
Schwab U.S. Large-Cap Value Index Fund	51,591,170	1,267,813
Schwab U.S. Mid-Cap Index Fund	115,951,428	2,114,390
Schwab International Index Fund	423,599,976	80,446,001

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab S&P 500 Index Fund	$110,332
Schwab 1000 Index Fund	8,551
Schwab Small-Cap Index Fund	13,135
Schwab Total Stock Market Index Fund	35,265
Schwab International Index Fund	13,908
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Financial Notes, unaudited (continued)

10. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$17,218,466,200	$2,062,515,944	$2,656,153,105	$4,852,769,851	$57,158,601
Gross unrealized appreciation	$15,757,120,612	$5,768,555,724	$1,410,111,708	$3,095,114,212	$1,575,911
Gross unrealized depreciation	(478,922,251)	(34,666,481)	(206,908,003)	(128,834,078)	(2,445,840)
Net unrealized appreciation (depreciation)	$15,278,198,361	$5,733,889,243	$1,203,203,705	$2,966,280,134	($869,929)

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$50,394,953	$113,591,044	$3,605,935,263
Gross unrealized appreciation	$895,111	$2,562,254	$1,096,249,202
Gross unrealized depreciation	(2,225,718)	(6,097,081)	(142,243,140)
Net unrealized appreciation (depreciation)	($1,330,607)	($3,534,827)	$954,006,062
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
No expiration	$—	$—	$—	$—	$89,720,520
Total	$—	$—	$—	$—	$89,720,520
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on September 19, 2017, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (the Funds) under the amended and restated investment advisory and administration agreement between Schwab Capital Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Funds under the Agreement. In recognition of the fact that the Funds had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from Independent Trustees’ legal counsel. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.
At the meeting on September 19, 2017, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting and/or at prior meetings of the Board, including:
1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources CSIM and its affiliates will dedicate to the Funds;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Funds’ estimated expenses and how those expenses compare to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement relating to the Funds reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to each Fund and the resources CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Based on this evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources CSIM and its affiliates will dedicate to the Funds supported approval of the Agreement with respect to the Funds.
Fund Performance. With regard to Fund performance, since the Funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Funds. The Trustees also considered both risk and shareholder risk expectations for the Funds. Based on this evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any

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differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits to be derived by CSIM from its relationship with the Funds. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.
Economies of Scale. Recognizing that the Funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Funds’ assets and whether those could be expected to be passed along to the Funds’ shareholders. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Funds and concluded that the compensation under the Agreement relating to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Russell Midcap Index   An index that measures the performance of the midcap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-22
00210776

Semiannual Report  |  April 30, 2018
Schwab Active Equity Funds

Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core
Equity Fund

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Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2018
Schwab Core Equity Fund (Ticker Symbol: SWANX)	2.85%
S&P 500® Index	3.82%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 8-9

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	1.18%
Russell 1000® Value Index	1.94%
Fund Category: Morningstar Large Value[1]	2.72%
Performance Details	pages 10-11

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	3.54%
Russell 1000® Growth Index	5.68%
Fund Category: Morningstar Large Growth[1]	6.13%
Performance Details	pages 12-13

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	2.83% [2]
Russell 2000® Index	3.27%
Fund Category: Morningstar Small Blend[1]	1.86%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2018
Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	3.01%
S&P 500® Index	3.82%
Fund Category: Morningstar Long-Short Equity[1]	1.63%
Performance Details	pages 16-17

Schwab Health Care Fund[3] (Ticker Symbol: SWHFX)	1.91%
Dow Jones Global Health Care Index	3.67%
Fund Category: Morningstar Health[1]	4.36%
Performance Details	pages 18-19

Schwab International Core Equity Fund[3] (Ticker Symbol: SICNX)	1.21%
MSCI EAFE® Index (Net)[4]	3.41%
Fund Category: Morningstar Foreign Large Blend[1]	2.61%
Performance Details	pages 20-21

Minimum Initial Investment[5]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. In this environment, the Schwab Active Equity Funds produced moderate returns, though they underperformed their underlying benchmarks due in part to negative contributions from stock selection.
No one can predict what comes next, of course, but the increased market volatility may very well continue. Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. At Charles Schwab Investment Management, we work hard to provide products that can help shareholders build better portfolios, and for many investors, that may mean including exposure to actively managed strategies.
In recent years, it has been challenging for many active managers to keep up with the rising market. Historically low volatility made for stronger correlations between different categories of stocks, and it was difficult for active managers to separate themselves from the pack. Now that volatility has returned, so has greater dispersion among stocks, which may create more opportunities for active managers to produce excess returns going forward.
The Schwab Active Equity Funds are focused on delivering consistent returns over the long haul. The team utilizes a dynamic process that seeks to provide long-term value by overlaying quantitative signals with deep understanding of companies, economics, and market dynamics, as well as the interactions between them.
At Charles Schwab Investment Management, we know it can be difficult to stand firm when volatility spikes, but we believe having a diversified portfolio can help give you confidence that you’re on the right track. We’re here to serve investors over the long-term—with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.

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Schwab Active Equity Funds
From the President (continued)

“ The Schwab Active Equity Funds are focused on delivering consistent returns over the long haul.”
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.
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Schwab Active Equity Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, both U.S. and international equities generated positive returns. In the first half of the reporting period, strong corporate earnings, solid global economic growth, and generally accommodative monetary policies contributed to the continued rally in stocks, as did overall upbeat consumer sentiment. The second half of the reporting period, however, was marked by significant market volatility, driven by concerns about rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Growth stocks continued to outperform value, while equities from the U.S. slightly outperformed those from international developed countries as a whole. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 3.27%. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 3.41% for the same period.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds
The Investment Environment (continued)

During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
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Schwab Active Equity Funds
Fund Management

Jonas Svallin, CFA, Vice President and Head of Active Equities, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 to 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Holly Emerson (formerly known as Xin Wen), CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and the Schwab Dividend Equity Fund. Previously, she served as an Associate Portfolio Manager supporting the Schwab Active Equity Funds. Prior to joining CSIM in 2014, Ms. Emerson spent nearly 10 years at Algert Global (formerly Algert Coldiron Investors), a quantitative market neutral hedge fund manager, where she held a number of positions, including Assistant Portfolio Manager and Macroeconomic Research Analyst. In her various roles, she supported both U.S. and International funds and acted as the lead portfolio manager for the Canadian fund.
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Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	2.85%	12.65%	12.22%	8.30%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Blend[3]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[4]: 0.74%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On May 21, 2009 and September 7, 2012, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund, respectively, merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	154
Weighted Average Market Cap (millions)	$162,323
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[1]	47%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	1.18%	8.31%	9.26%	7.37%
Russell 1000® Value Index	1.94%	7.50%	10.52%	7.30%
Dividend Equity Spliced Index	1.94%	7.50%	11.21%	8.17%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Value[3]	2.72%	9.43%	10.01%	7.26%
Fund Expense Ratio[4]: 0.88%

Yields1
30-Day SEC Yield	1.20%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	131
Weighted Average Market Cap (millions)	$98,007
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	35%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	3.54%	15.49%	13.51%	9.27%
Russell 1000® Growth Index	5.68%	18.96%	15.13%	10.81%
Fund Category: Morningstar Large Growth[3]	6.13%	18.28%	13.61%	9.29%
Fund Expense Ratios[4]: Net 0.99%; Gross 1.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	116
Weighted Average Market Cap (millions)	$231,953
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	4.6
Portfolio Turnover Rate[2]	36%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	2.83% [3]	10.02%	12.32%	9.95%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
Fund Category: Morningstar Small Blend[4]	1.86%	8.96%	10.54%	8.76%
Fund Expense Ratio[5]: 1.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	305
Weighted Average Market Cap (millions)	$2,134
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[2]	55%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
15
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	3.01%	6.26%	7.82%	5.65%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Long-Short Equity[3]	1.63%	6.03%	4.24%	4.27%
Fund Expense Ratios[4]: Net 1.64%; Gross 1.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
16
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings
Long Holdings	200
Short Holdings	95
Weighted Average Market Cap (millions)
Long Holdings	$81,681
Short Holdings	$7,440
Price/Earnings Ratio (P/E)
Long Holdings	16.4
Short Holdings	16.7
Price/Book Ratio (P/B)
Long Holdings	2.4
Short Holdings	1.7
Portfolio Turnover Rate[1]	93%
Portfolio Turnover Rate excluding short sales[1]	59%
Top Equity Long Holdings % of Net Assets2

Top Equity Short Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
17
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	1.91%	8.98%	12.17%	12.02%
Dow Jones Global Health Care Index	3.67%	11.06%	10.79%	10.64%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Health[2]	4.36%	12.22%	13.70%	12.93%
Fund Expense Ratio[3]: 0.81%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
18
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	118
Weighted Average Market Cap (millions)	$108,098
Price/Earnings Ratio (P/E)	28.8
Price/Book Ratio (P/B)	3.9
Portfolio Turnover Rate[1]	32%
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
19
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab International Core Equity Fund (5/30/08)	1.21%	10.52%	7.16%	3.68%
MSCI EAFE® Index (Net)[3]	3.41%	14.51%	5.90%	2.41%
MSCI EAFE® Index (Gross)	3.67%	15.07%	6.38%	2.88%
Fund Category: Morningstar Foreign Large Blend[4]	2.61%	13.56%	5.61%	N/A
Fund Expense Ratios[5]: Net 0.86%; Gross 0.90%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
20
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	171
Weighted Average Market Cap (millions)	$51,861
Price/Earnings Ratio (P/E)	13.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	42%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
21
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$1,028.50	$3.67
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.18	$3.66
Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$1,011.80	$4.39
Hypothetical 5% Return	0.88%	$1,000.00	$1,020.44	$4.41
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,035.40	$5.00
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$1,027.80	$5.48
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46
Schwab Hedged Equity Fund
Actual Return	1.63%	$1,000.00	$1,030.10	$8.20
Hypothetical 5% Return	1.63%	$1,000.00	$1,016.72	$8.15
Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$1,019.10	$3.95
Hypothetical 5% Return	0.79%	$1,000.00	$1,020.88	$3.96
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,012.10	$4.29
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.54	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$24.36	$19.65	$23.10	$25.48	$23.46	$18.80
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.34 [1]	0.38 [1]	0.30 [1]	0.30	0.32
Net realized and unrealized gains (losses)	0.57	4.71	(0.52)	1.05	3.60	4.51
Total from investment operations	0.70	5.05	(0.14)	1.35	3.90	4.83
Less distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.36)	(0.33)	(0.22)	(0.17)
Distributions from net realized gains	(2.29)	—	(2.95)	(3.40)	(1.66)	—
Total distributions	(2.63)	(0.34)	(3.31)	(3.73)	(1.88)	(0.17)
Net asset value at end of period	$22.43	$24.36	$19.65	$23.10	$25.48	$23.46
Total return	2.85% [2]	26.00%	(0.50%)	5.61%	17.88%	25.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.73%	0.73%	0.74%	0.72%	0.72%
Gross operating expenses	0.73% [3]	0.74%	0.73%	0.74%	0.72%	0.73%
Net investment income (loss)	1.14% [3]	1.53%	1.93%	1.29%	1.19%	1.51%
Portfolio turnover rate	47% [2]	86%	80%	81%	63%	80%
Net assets, end of period (x 1,000,000)	$2,237	$2,353	$2,075	$2,363	$2,317	$2,247

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Banks 6.6%
Bank of America Corp.	403,270	12,065,838
CIT Group, Inc.	186,416	9,870,727
Citigroup, Inc.	633,933	43,278,606
Citizens Financial Group, Inc.	375,813	15,592,481
Essent Group Ltd. *	198,578	6,545,131
JPMorgan Chase & Co.	114,152	12,417,455
Regions Financial Corp.	514,079	9,613,277
The PNC Financial Services Group, Inc.	144,388	21,024,337
Wells Fargo & Co.	313,032	16,265,143
		146,672,995

Capital Goods 7.9%
AGCO Corp.	265,388	16,634,520
Allison Transmission Holdings, Inc.	550,701	21,471,832
Cummins, Inc.	81,498	13,028,270
Eaton Corp. plc	54,308	4,074,729
EMCOR Group, Inc.	173,851	12,793,695
Graco, Inc.	106,735	4,695,273
Honeywell International, Inc.	58,819	8,509,933
Ingersoll-Rand plc	110,881	9,301,807
Masco Corp.	370,075	14,014,740
Owens Corning	284,153	18,609,180
PACCAR, Inc.	255,140	16,244,764
The Boeing Co.	115,380	38,486,153
		177,864,896

Commercial & Professional Services 1.3%
KAR Auction Services, Inc.	106,593	5,541,770
ManpowerGroup, Inc.	65,852	6,303,354
Robert Half International, Inc.	219,680	13,345,560
Waste Management, Inc.	53,732	4,367,874
		29,558,558

Consumer Durables & Apparel 3.2%
Carter's, Inc.	59,862	6,005,356
Deckers Outdoor Corp. *	56,125	5,234,218
Michael Kors Holdings Ltd. *	169,493	11,596,711
Polaris Industries, Inc.	43,530	4,562,815
PulteGroup, Inc.	133,934	4,066,236
Ralph Lauren Corp.	157,591	17,311,371
VF Corp.	76,606	6,195,127
Whirlpool Corp.	101,400	15,711,930
		70,683,764

Consumer Services 3.3%
Carnival Corp.	168,641	10,634,502
Extended Stay America, Inc.	423,911	8,300,177
Las Vegas Sands Corp.	430,036	31,534,540
Royal Caribbean Cruises Ltd.	41,156	4,452,668
Security	Number of Shares	Value ($)
Wyndham Worldwide Corp.	101,867	11,634,230
Wynn Resorts Ltd.	36,523	6,800,217
		73,356,334

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	23,943	3,947,243
Ally Financial, Inc.	210,177	5,485,620
Ameriprise Financial, Inc.	51,459	7,215,066
Berkshire Hathaway, Inc., Class B *	27,805	5,386,662
BlackRock, Inc.	12,324	6,426,966
Capital One Financial Corp.	214,116	19,403,192
Discover Financial Services	211,055	15,037,669
Evercore, Inc., Class A	94,804	9,598,905
Morgan Stanley	252,248	13,021,042
Santander Consumer USA Holdings, Inc.	498,804	9,202,934
SEI Investments Co.	92,609	5,855,667
Synchrony Financial	133,430	4,425,873
		105,006,839

Energy 5.8%
Chevron Corp.	250,341	31,320,163
ConocoPhillips	553,379	36,246,324
Exxon Mobil Corp.	317,291	24,669,375
Halliburton Co.	188,359	9,981,143
Marathon Petroleum Corp.	105,288	7,887,124
Occidental Petroleum Corp.	87,141	6,732,514
Valero Energy Corp.	107,486	11,923,422
		128,760,065

Food & Staples Retailing 0.4%
Walmart, Inc.	110,416	9,767,399

Food, Beverage & Tobacco 4.1%
Archer-Daniels-Midland Co.	227,590	10,328,034
Bunge Ltd.	84,133	6,076,927
General Mills, Inc.	144,905	6,338,145
Ingredion, Inc.	60,980	7,384,068
Molson Coors Brewing Co., Class B	277,524	19,770,810
PepsiCo, Inc.	302,285	30,512,648
Philip Morris International, Inc.	50,630	4,151,660
The Hershey Co.	86,042	7,910,701
		92,472,993

Health Care Equipment & Services 5.5%
Abbott Laboratories	315,721	18,352,862
Anthem, Inc.	68,294	16,116,701
Baxter International, Inc.	107,315	7,458,392
Centene Corp. *	121,282	13,168,799
Cerner Corp. *	121,413	7,072,307
Danaher Corp.	83,805	8,407,318
Hill-Rom Holdings, Inc.	174,761	14,999,737

24
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	59,145	13,981,878
Varian Medical Systems, Inc. *	195,234	22,567,098
		122,125,092

Household & Personal Products 1.3%
Energizer Holdings, Inc.	227,150	13,029,324
The Procter & Gamble Co.	215,229	15,569,666
		28,598,990

Insurance 2.5%
Assured Guaranty Ltd.	125,795	4,565,101
CNA Financial Corp.	12,814	646,595
Prudential Financial, Inc.	89,023	9,464,925
The Allstate Corp.	411,759	40,278,265
		54,954,886

Materials 4.2%
Alcoa Corp. *	246,641	12,628,019
Berry Global Group, Inc. *	372,530	20,489,150
CF Industries Holdings, Inc.	142,452	5,527,138
Domtar Corp.	93,599	4,108,996
Eastman Chemical Co.	91,036	9,292,955
Freeport-McMoRan, Inc.	527,106	8,017,282
Huntsman Corp.	285,964	8,513,148
LyondellBasell Industries N.V., Class A	126,810	13,407,621
Westlake Chemical Corp.	106,748	11,418,834
		93,403,143

Media 1.6%
Comcast Corp., Class A	740,661	23,249,349
Live Nation Entertainment, Inc. *	176,483	6,965,784
The Walt Disney Co.	45,809	4,596,017
		34,811,150

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	152,307	14,705,241
Amgen, Inc.	206,033	35,948,638
Biogen, Inc. *	50,482	13,811,875
Celgene Corp. *	181,956	15,848,368
Eli Lilly & Co.	263,321	21,347,433
Gilead Sciences, Inc.	147,907	10,683,323
Johnson & Johnson	262,381	33,188,573
Pfizer, Inc.	559,763	20,492,923
		166,026,374

Real Estate 3.0%
American Tower Corp.	167,035	22,776,893
Equity LifeStyle Properties, Inc.	241,387	21,522,065
Realogy Holdings Corp.	370,463	9,191,187
Senior Housing Properties Trust	889,385	13,847,724
		67,337,869

Retailing 5.8%
Amazon.com, Inc. *	35,936	56,280,448
Best Buy Co., Inc.	61,702	4,722,054
Booking Holdings, Inc. *	5,382	11,721,996
Expedia Group, Inc.	79,521	9,156,048
Macy's, Inc.	354,316	11,008,598
Security	Number of Shares	Value ($)
Qurate Retail Group, Inc. QVC Group, Class A *	784,384	18,362,429
The Home Depot, Inc.	97,091	17,942,417
		129,193,990

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	359,512	18,558,009
Lam Research Corp.	47,336	8,760,000
Micron Technology, Inc. *	339,712	15,619,958
ON Semiconductor Corp. *	687,898	15,188,788
		58,126,755

Software & Services 14.8%
Accenture plc, Class A	160,692	24,296,630
Adobe Systems, Inc. *	36,997	8,198,535
Alliance Data Systems Corp.	53,763	10,916,577
Alphabet, Inc., Class A *	40,719	41,475,559
Alphabet, Inc., Class C *	10,791	10,978,008
Broadridge Financial Solutions, Inc.	33,679	3,610,726
CACI International, Inc., Class A *	101,225	15,290,036
Cadence Design Systems, Inc. *	77,524	3,105,611
Citrix Systems, Inc. *	23,546	2,423,119
Cognizant Technology Solutions Corp., Class A	137,100	11,217,522
Dell Technologies, Inc., Class V *	89,022	6,389,109
eBay, Inc. *	393,664	14,911,992
Facebook, Inc., Class A *	166,569	28,649,868
International Business Machines Corp.	68,409	9,916,569
Intuit, Inc.	140,911	26,038,944
Microsoft Corp.	885,450	82,807,284
Total System Services, Inc.	208,259	17,506,252
Visa, Inc., Class A	107,209	13,602,678
		331,335,019

Technology Hardware & Equipment 6.7%
Apple, Inc.	419,941	69,399,450
CDW Corp.	171,457	12,223,169
Cisco Systems, Inc.	385,261	17,063,210
HP, Inc.	305,050	6,555,524
Jabil, Inc.	285,873	7,604,222
NetApp, Inc.	166,088	11,058,139
Tech Data Corp. *	78,743	6,004,154
Western Digital Corp.	261,124	20,573,960
		150,481,828

Telecommunication Services 1.2%
AT&T, Inc.	321,276	10,505,725
T-Mobile US, Inc. *	276,511	16,731,681
		27,237,406

Transportation 1.6%
Delta Air Lines, Inc.	571,802	29,859,500
Southwest Airlines Co.	119,066	6,290,257
		36,149,757

Utilities 3.9%
Consolidated Edison, Inc.	58,367	4,676,948
Exelon Corp.	381,655	15,144,070
FirstEnergy Corp.	971,550	33,421,320
PG&E Corp.	229,493	10,579,627

25
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portland General Electric Co.	219,851	9,339,271
UGI Corp.	310,619	15,030,853
		88,192,089
Total Common Stock
(Cost $1,860,265,414)		2,222,118,191

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (a)	4,981,625	4,981,625
Total Other Investment Company
(Cost $4,981,625)		4,981,625
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,222,118,191	$—	$—	$2,222,118,191
Other Investment Company[1]	4,981,625	—	—	4,981,625
Total	$2,227,099,816	$—	$—	$2,227,099,816
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
26
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,865,247,039)		$2,227,099,816
Deposit with broker for futures contracts		1,155,000
Receivables:
Investments sold		7,511,739
Fund shares sold		1,971,131
Dividends		1,472,529
Prepaid expenses	+	24,967
Total assets		2,239,235,182
Liabilities
Payables:
Investment adviser and administrator fees		875,327
Shareholder service fees		439,082
Independent trustees’ fees		395
Fund shares redeemed		763,232
Accrued expenses	+	123,373
Total liabilities		2,201,409
Net Assets
Total assets		2,239,235,182
Total liabilities	–	2,201,409
Net assets		$2,237,033,773
Net Assets by Source
Capital received from investors		1,696,691,046
Net investment income not yet distributed		7,031,022
Net realized capital gains		171,458,928
Net unrealized capital appreciation		361,852,777

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,237,033,773		99,754,139		$22.43

27
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends		$21,741,487
Securities on loan, net	+	855
Total investment income		21,742,342
Expenses
Investment adviser and administrator fees		5,468,343
Shareholder service fees		2,831,040
Shareholder reports		47,147
Portfolio accounting fees		31,809
Transfer agent fees		22,169
Professional fees		21,990
Custodian fees		19,958
Registration fees		18,733
Independent trustees’ fees		10,269
Interest expense		117
Other expenses	+	13,987
Total expenses		8,485,562
Expense reduction by CSIM and its affiliates	–	22,169
Net expenses	–	8,463,393
Net investment income		13,278,949
Realized and Unrealized Gains (Losses)
Net realized gains on investments		173,319,814
Net realized gains on futures contracts	+	269,699
Net realized gains		173,589,513
Net change in unrealized appreciation (depreciation) on investments		(115,659,161)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(195,509)
Net change in unrealized appreciation (depreciation)	+	(115,854,670)
Net realized and unrealized gains		57,734,843
Increase in net assets resulting from operations		$71,013,792
28
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$13,278,949	$33,683,880
Net realized gains		173,589,513	220,321,188
Net change in unrealized appreciation (depreciation)	+	(115,854,670)	252,770,154
Increase in net assets from operations		71,013,792	506,775,222
Distributions to Shareholders
Distributions from net investment income		(32,952,725)	(35,084,460)
Distributions from net realized gains	+	(219,049,964)	—
Total distributions		($252,002,689)	($35,084,460)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,408,544	$78,001,911	4,988,532	$112,792,936
Shares reinvested		11,161,490	251,245,134	1,218,622	25,249,831
Shares redeemed	+	(11,405,443)	(264,341,434)	(15,242,604)	(331,861,293)
Net transactions in fund shares		3,164,591	$64,905,611	(9,035,450)	($193,818,526)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		96,589,548	$2,353,117,059	105,624,998	$2,075,244,823
Total increase or decrease	+	3,164,591	(116,083,286)	(9,035,450)	277,872,236
End of period		99,754,139	$2,237,033,773	96,589,548	$2,353,117,059
Net investment income not yet distributed			$7,031,022		$26,704,798
29
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$17.21	$14.39	$16.43	$19.17	$18.22	$14.52
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.29 [1]	0.31 [1]	0.29 [1]	0.27	0.32
Net realized and unrealized gains (losses)	0.13	2.75	(0.29)	(0.21)	2.16	3.70
Total from investment operations	0.23	3.04	0.02	0.08	2.43	4.02
Less distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.32)	(0.27)	(0.29)	(0.32)
Distributions from net realized gains	(1.43)	—	(1.74)	(2.55)	(1.19)	—
Total distributions	(1.62)	(0.22)	(2.06)	(2.82)	(1.48)	(0.32)
Net asset value at end of period	$15.82	$17.21	$14.39	$16.43	$19.17	$18.22
Total return	1.18% [2]	21.19%	0.26%	0.12%	14.26%	27.99%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.88% [3]	0.88%	0.88%	0.88%	0.89%	0.89%
Gross operating expenses	0.88% [3]	0.88%	0.89%	0.88%	0.89%	0.89%
Net investment income (loss)	1.26% [3]	1.78%	2.18%	1.71%	1.47%	1.97%
Portfolio turnover rate	35% [2]	70%	74%	73%	72%	64%
Net assets, end of period (x 1,000,000)	$1,356	$1,469	$1,560	$1,872	$2,053	$1,804

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
30
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Dana, Inc.	212,395	5,040,133
Lear Corp.	26,686	4,989,482
		10,029,615

Banks 13.6%
Bank of America Corp.	734,768	21,984,259
CIT Group, Inc.	272,094	14,407,377
Citigroup, Inc.	666,886	45,528,307
Citizens Financial Group, Inc.	586,260	24,323,927
Essent Group Ltd. *	75,568	2,490,721
JPMorgan Chase & Co.	269,396	29,304,897
MGIC Investment Corp. *	209,410	2,098,288
Popular, Inc.	39,795	1,842,111
Regions Financial Corp.	1,393,281	26,054,355
The PNC Financial Services Group, Inc.	94,673	13,785,336
Wells Fargo & Co.	47,375	2,461,605
		184,281,183

Capital Goods 7.8%
AGCO Corp.	116,365	7,293,758
Allison Transmission Holdings, Inc.	503,946	19,648,855
Beacon Roofing Supply, Inc. *	39,196	1,918,644
Caterpillar, Inc.	63,781	9,207,425
Cummins, Inc.	4,969	794,344
EMCOR Group, Inc.	158,678	11,677,114
General Electric Co.	573,498	8,069,117
JELD-WEN Holding, Inc. *	46,047	1,294,381
Masco Corp.	91,303	3,457,645
Owens Corning	283,943	18,595,427
The Boeing Co.	67,151	22,398,888
United Rentals, Inc. *	9,323	1,398,450
		105,754,048

Consumer Durables & Apparel 2.5%
Carter's, Inc.	36,741	3,685,857
Hasbro, Inc.	14,608	1,286,819
Michael Kors Holdings Ltd. *	159,660	10,923,937
Polaris Industries, Inc.	17,926	1,879,003
Ralph Lauren Corp.	40,367	4,434,315
Whirlpool Corp.	74,656	11,567,947
		33,777,878

Consumer Services 0.0%
Las Vegas Sands Corp.	4,648	340,838

Diversified Financials 9.3%
Affiliated Managers Group, Inc.	63,139	10,409,095
Ally Financial, Inc.	101,297	2,643,852
Ameriprise Financial, Inc.	18,314	2,567,806
Berkshire Hathaway, Inc., Class B *	80,617	15,617,931
Security	Number of Shares	Value ($)
Capital One Financial Corp.	299,379	27,129,725
Discover Financial Services	238,935	17,024,119
Lazard Ltd., Class A	26,038	1,416,988
Morgan Stanley	486,811	25,129,184
Santander Consumer USA Holdings, Inc.	613,646	11,321,769
Synchrony Financial	80,355	2,665,375
The Goldman Sachs Group, Inc.	43,022	10,253,433
		126,179,277

Energy 11.6%
Chevron Corp.	298,592	37,356,845
ConocoPhillips	532,255	34,862,703
Exxon Mobil Corp.	471,964	36,695,201
Halliburton Co.	244,355	12,948,371
Marathon Petroleum Corp.	79,918	5,986,657
Valero Energy Corp.	267,291	29,650,591
		157,500,368

Food & Staples Retailing 0.6%
U.S. Foods Holding Corp. *	41,790	1,428,382
Walmart, Inc.	80,973	7,162,872
		8,591,254

Food, Beverage & Tobacco 3.9%
Archer-Daniels-Midland Co.	205,554	9,328,041
Bunge Ltd.	51,965	3,753,432
General Mills, Inc.	37,977	1,661,114
Molson Coors Brewing Co., Class B	256,652	18,283,888
PepsiCo, Inc.	188,589	19,036,174
TreeHouse Foods, Inc. *	35,855	1,380,417
		53,443,066

Health Care Equipment & Services 5.5%
Abbott Laboratories	350,125	20,352,766
Express Scripts Holding Co. *	316,369	23,949,133
Hill-Rom Holdings, Inc.	48,549	4,166,961
UnitedHealth Group, Inc.	30,917	7,308,779
Varian Medical Systems, Inc. *	164,038	18,961,152
		74,738,791

Household & Personal Products 1.8%
Edgewell Personal Care Co. *	44,962	1,980,576
Energizer Holdings, Inc.	215,636	12,368,881
The Estee Lauder Cos., Inc., Class A	30,458	4,510,525
The Procter & Gamble Co.	66,619	4,819,219
		23,679,201

Insurance 4.7%
American International Group, Inc.	50,524	2,829,344
American National Insurance Co.	11,805	1,424,509
Assured Guaranty Ltd.	195,556	7,096,727
CNA Financial Corp.	95,987	4,843,504
CNO Financial Group, Inc.	73,166	1,568,679

31
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
FNF Group	74,194	2,732,565
Lincoln National Corp.	22,477	1,587,775
Loews Corp.	134,052	7,032,368
Prudential Financial, Inc.	32,866	3,494,313
The Allstate Corp.	313,470	30,663,636
		63,273,420

Materials 4.2%
Alcoa Corp. *	25,113	1,285,786
Berry Global Group, Inc. *	386,815	21,274,825
Huntsman Corp.	44,177	1,315,149
LyondellBasell Industries N.V., Class A	199,331	21,075,267
Platform Specialty Products Corp. *	295,234	2,973,006
PPG Industries, Inc.	44,602	4,722,460
Westlake Chemical Corp.	36,135	3,865,361
		56,511,854

Media 1.5%
Comcast Corp., Class A	321,914	10,104,881
Live Nation Entertainment, Inc. *	195,292	7,708,175
News Corp., Class A	176,846	2,825,999
		20,639,055

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Amgen, Inc.	187,018	32,630,901
Biogen, Inc. *	5,117	1,400,011
Celgene Corp. *	21,246	1,850,526
Eli Lilly & Co.	216,809	17,576,706
Johnson & Johnson	219,991	27,826,661
Pfizer, Inc.	668,439	24,471,552
		105,756,357

Real Estate 5.0%
American Tower Corp.	70,040	9,550,654
Equity LifeStyle Properties, Inc.	208,157	18,559,278
Forest City Realty Trust, Inc., Class A	68,609	1,376,297
Prologis, Inc.	72,021	4,674,883
Realogy Holdings Corp.	237,116	5,882,848
Retail Properties of America, Inc., Class A	769,163	8,876,141
Senior Housing Properties Trust	1,196,542	18,630,159
		67,550,260

Retailing 1.1%
Best Buy Co., Inc.	94,111	7,202,315
Signet Jewelers Ltd.	53,620	2,084,746
The Home Depot, Inc.	28,437	5,255,157
		14,542,218

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	79,854	4,122,063
Micron Technology, Inc. *	311,138	14,306,125
ON Semiconductor Corp. *	520,733	11,497,785
		29,925,973

Software & Services 2.4%
Accenture plc, Class A	36,293	5,487,502
Alliance Data Systems Corp.	18,422	3,740,587
Security	Number of Shares	Value ($)
Alphabet, Inc., Class A *	3,156	3,214,638
Dell Technologies, Inc., Class V *	132,092	9,480,243
Intuit, Inc.	11,898	2,198,631
Microsoft Corp.	83,686	7,826,315
		31,947,916

Technology Hardware & Equipment 3.1%
Apple, Inc.	13,927	2,301,576
ARRIS International plc *	379	10,233
CDW Corp.	68,352	4,872,814
Cisco Systems, Inc.	124,766	5,525,886
F5 Networks, Inc. *	8,513	1,388,385
HP, Inc.	63,924	1,373,727
Jabil, Inc.	259,401	6,900,067
Tech Data Corp. *	135,593	10,338,966
Western Digital Corp.	112,768	8,884,991
		41,596,645

Telecommunication Services 1.4%
AT&T, Inc.	419,220	13,708,494
T-Mobile US, Inc. *	77,901	4,713,790
		18,422,284

Transportation 1.4%
Delta Air Lines, Inc.	350,951	18,326,661
Southwest Airlines Co.	23,851	1,260,049
		19,586,710

Utilities 7.2%
CenterPoint Energy, Inc.	738,321	18,701,671
Exelon Corp.	408,064	16,191,980
FirstEnergy Corp.	744,911	25,624,938
PG&E Corp.	349,700	16,121,170
Portland General Electric Co.	120,278	5,109,409
UGI Corp.	336,664	16,291,171
		98,040,339
Total Common Stock
(Cost $1,162,250,229)		1,346,108,550
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
1.05%, 05/01/18 (a)	1,184,229	1,184,229
Total Short-Term Investment
(Cost $1,184,229)		1,184,229
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

32
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,346,108,550	$—	$—	$1,346,108,550
Short-Term Investment[1]	—	1,184,229	—	1,184,229
Total	$1,346,108,550	$1,184,229	$—	$1,347,292,779
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018.
33
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,163,434,458)		$1,347,292,779
Deposit with broker for futures contracts		562,500
Receivables:
Investments sold		8,216,330
Dividends		1,163,741
Fund shares sold		172,723
Interest		35
Prepaid expenses	+	13,610
Total assets		1,357,421,718
Liabilities
Payables:
Investment adviser and administrator fees		700,494
Shareholder service fees		265,572
Independent trustees’ fees		461
Fund shares redeemed		730,570
Accrued expenses	+	104,349
Total liabilities		1,801,446
Net Assets
Total assets		1,357,421,718
Total liabilities	–	1,801,446
Net assets		$1,355,620,272
Net Assets by Source
Capital received from investors		1,108,728,654
Net investment income not yet distributed		690,044
Net realized capital gains		62,343,253
Net unrealized capital appreciation		183,858,321

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,355,620,272		85,664,432		$15.82

34
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,989)		$15,343,759
Interest	+	16,014
Total investment income		15,359,773
Expenses
Investment adviser and administrator fees		4,437,167
Shareholder service fees		1,733,634
Shareholder reports		37,204
Portfolio accounting fees		28,190
Professional fees		21,464
Custodian fees		18,239
Transfer agent fees		15,342
Registration fees		14,457
Independent trustees’ fees		7,975
Interest expense		1,766
Other expenses	+	9,469
Total expenses		6,324,907
Expense reduction by CSIM and its affiliates	–	15,342
Net expenses	–	6,309,565
Net investment income		9,050,208
Realized and Unrealized Gains (Losses)
Net realized gains on investments		62,022,124
Net realized gains on futures contracts	+	578,110
Net realized gains		62,600,234
Net change in unrealized appreciation (depreciation) on investments		(50,500,263)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(223,438)
Net change in unrealized appreciation (depreciation)	+	(50,723,701)
Net realized and unrealized gains		11,876,533
Increase in net assets resulting from operations		$20,926,741
35
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$9,050,208	$26,835,784
Net realized gains		62,600,234	129,829,514
Net change in unrealized appreciation (depreciation)	+	(50,723,701)	139,540,069
Increase in net assets from operations		20,926,741	296,205,367
Distributions to Shareholders
Distributions from net investment income		(16,389,185)	(20,423,777)
Distributions from net realized gains	+	(120,725,110)	—
Total distributions		($137,114,295)	($20,423,777)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,257,890	$53,227,993	4,020,638	$64,372,892
Shares reinvested		8,354,325	134,955,248	811,045	13,160,752
Shares redeemed	+	(11,302,494)	(185,753,307)	(27,826,825)	(443,615,673)
Net transactions in fund shares		309,721	$2,429,934	(22,995,142)	($366,082,029)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,354,711	$1,469,377,892	108,349,853	$1,559,678,331
Total increase or decrease	+	309,721	(113,757,620)	(22,995,142)	(90,300,439)
End of period		85,664,432	$1,355,620,272	85,354,711	$1,469,377,892
Net investment income not yet distributed			$690,044		$8,029,021
36
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$18.65	$15.20	$17.68	$18.38	$15.66	$12.48
Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.08 [1]	0.20 [1]	0.13 [1]	0.11	0.14
Net realized and unrealized gains (losses)	0.62	4.04	(0.12)	1.08	2.70	3.17
Total from investment operations	0.65	4.12	0.08	1.21	2.81	3.31
Less distributions:
Distributions from net investment income	(0.07)	(0.17)	(0.20)	(0.09)	(0.09)	(0.13)
Distributions from net realized gains	(1.35)	(0.50)	(2.36)	(1.82)	—	—
Total distributions	(1.42)	(0.67)	(2.56)	(1.91)	(0.09)	(0.13)
Net asset value at end of period	$17.88	$18.65	$15.20	$17.68	$18.38	$15.66
Total return	3.54% [2]	28.10%	0.54%	7.00%	18.06%	26.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99% [3]	0.99%	1.00% [4]	0.99%	0.99%	0.99%
Gross operating expenses	1.03% [3]	1.04%	1.04%	1.03%	1.04%	1.05%
Net investment income (loss)	0.34% [3]	0.48%	1.32%	0.75%	0.60%	1.00%
Portfolio turnover rate	36% [2]	81%	84%	90%	82%	87%
Net assets, end of period (x 1,000,000)	$251	$257	$219	$251	$256	$253

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.
37
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Automobiles & Components 1.0%
Lear Corp.	13,521	2,528,021

Banks 1.5%
CIT Group, Inc.	10,242	542,314
Essent Group Ltd. *	31,211	1,028,715
MGIC Investment Corp. *	24,964	250,139
The PNC Financial Services Group, Inc.	13,699	1,994,711
		3,815,879

Capital Goods 9.7%
AGCO Corp.	23,943	1,500,747
Allegion plc	8,661	668,456
Allison Transmission Holdings, Inc.	76,216	2,971,662
Caterpillar, Inc.	20,450	2,952,162
Cummins, Inc.	9,661	1,544,408
EMCOR Group, Inc.	37,937	2,791,784
Ingersoll-Rand plc	6,453	541,342
Masco Corp.	15,135	573,162
Owens Corning	43,168	2,827,072
PACCAR, Inc.	11,275	717,879
The Boeing Co.	22,026	7,346,993
		24,435,667

Commercial & Professional Services 0.9%
ManpowerGroup, Inc.	8,459	809,695
Robert Half International, Inc.	22,050	1,339,538
		2,149,233

Consumer Durables & Apparel 1.9%
Carter's, Inc.	19,576	1,963,864
Deckers Outdoor Corp. *	15,925	1,485,166
Michael Kors Holdings Ltd. *	11,390	779,304
Toll Brothers, Inc.	12,520	527,843
		4,756,177

Consumer Services 2.5%
Darden Restaurants, Inc.	12,524	1,162,979
Hilton Worldwide Holdings, Inc.	11,011	868,107
Las Vegas Sands Corp.	58,233	4,270,226
		6,301,312

Diversified Financials 2.4%
Affiliated Managers Group, Inc.	4,743	781,931
SEI Investments Co.	57,328	3,624,850
T. Rowe Price Group, Inc.	14,450	1,644,699
		6,051,480

Security	Number of Shares	Value ($)
Energy 1.0%
Chevron Corp.	5,053	632,181
Exxon Mobil Corp.	5,836	453,749
Valero Energy Corp.	12,029	1,334,377
		2,420,307

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	10,060	1,983,429
Sprouts Farmers Market, Inc. *	28,998	725,820
Walmart, Inc.	10,469	926,088
		3,635,337

Food, Beverage & Tobacco 2.8%
Molson Coors Brewing Co., Class B	38,153	2,718,020
PepsiCo, Inc.	27,109	2,736,382
Philip Morris International, Inc.	9,788	802,616
TreeHouse Foods, Inc. *	18,998	731,423
		6,988,441

Health Care Equipment & Services 4.4%
Abbott Laboratories	25,519	1,483,420
Allscripts Healthcare Solutions, Inc. *	52,559	610,736
Anthem, Inc.	1,557	367,436
Baxter International, Inc.	6,844	475,658
Boston Scientific Corp. *	48,292	1,386,946
Centene Corp. *	10,032	1,089,275
Cerner Corp. *	27,073	1,577,002
Express Scripts Holding Co. *	11,639	881,072
Hill-Rom Holdings, Inc.	16,404	1,407,955
UnitedHealth Group, Inc.	7,980	1,886,472
		11,165,972

Household & Personal Products 0.5%
Energizer Holdings, Inc.	21,761	1,248,211

Insurance 0.4%
The Allstate Corp.	9,733	952,082

Materials 3.5%
Berry Global Group, Inc. *	82,280	4,525,400
LyondellBasell Industries N.V., Class A	18,003	1,903,457
Westlake Chemical Corp.	23,012	2,461,594
		8,890,451

Media 1.7%
Comcast Corp., Class A	108,576	3,408,201
Live Nation Entertainment, Inc. *	23,446	925,413
		4,333,614

38
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	38,144	3,682,803
Agilent Technologies, Inc.	31,546	2,073,834
Amgen, Inc.	22,079	3,852,344
Biogen, Inc. *	8,088	2,212,877
Celgene Corp. *	22,193	1,933,010
Eli Lilly & Co.	28,320	2,295,902
Gilead Sciences, Inc.	9,559	690,447
Thermo Fisher Scientific, Inc.	2,605	547,962
		17,289,179

Real Estate 2.7%
American Tower Corp.	20,401	2,781,880
Equity LifeStyle Properties, Inc.	16,336	1,456,518
PS Business Parks, Inc.	6,856	790,360
Retail Properties of America, Inc., Class A	70,877	817,920
Senior Housing Properties Trust	60,645	944,243
		6,790,921

Retailing 10.8%
Amazon.com, Inc. *	9,734	15,244,709
Best Buy Co., Inc.	17,690	1,353,816
Booking Holdings, Inc. *	1,127	2,454,606
Kohl's Corp.	11,114	690,402
Netflix, Inc. *	2,537	792,711
Target Corp.	3,895	282,777
The Home Depot, Inc.	33,478	6,186,734
		27,005,755

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	34,455	1,711,380
Lam Research Corp.	14,373	2,659,867
Micron Technology, Inc. *	49,606	2,280,884
NVIDIA Corp.	3,205	720,805
ON Semiconductor Corp. *	56,027	1,237,076
Texas Instruments, Inc.	3,205	325,083
		8,935,095

Software & Services 26.5%
Accenture plc, Class A	24,527	3,708,482
Adobe Systems, Inc. *	7,479	1,657,346
Alliance Data Systems Corp.	4,483	910,273
Alphabet, Inc., Class A *	11,711	11,928,590
Cadence Design Systems, Inc. *	22,315	893,939
Citrix Systems, Inc. *	13,940	1,434,565
Cognizant Technology Solutions Corp., Class A	22,295	1,824,177
Dell Technologies, Inc., Class V *	9,831	705,571
DXC Technology Co.	38,921	4,011,198
eBay, Inc. *	22,178	840,103
Facebook, Inc., Class A *	37,065	6,375,180
First Data Corp., Class A *	73,082	1,322,784
Fortinet, Inc. *	11,184	619,146
GoDaddy, Inc., Class A *	28,967	1,870,110
International Business Machines Corp.	17,901	2,594,929
Intuit, Inc.	19,817	3,661,984
Security	Number of Shares	Value ($)
MasterCard, Inc., Class A	10,041	1,790,009
MAXIMUS, Inc.	39,401	2,664,690
Microsoft Corp.	141,082	13,193,989
Total System Services, Inc.	12,984	1,091,435
Visa, Inc., Class A	27,409	3,477,654
		66,576,154

Technology Hardware & Equipment 9.2%
Apple, Inc.	91,371	15,099,972
CDW Corp.	20,805	1,483,188
F5 Networks, Inc. *	8,024	1,308,634
HP, Inc.	40,793	876,642
NetApp, Inc.	25,052	1,667,962
Tech Data Corp. *	14,251	1,086,639
Western Digital Corp.	20,299	1,599,358
		23,122,395

Telecommunication Services 0.5%
T-Mobile US, Inc. *	22,320	1,350,583

Transportation 2.1%
American Airlines Group, Inc.	5,128	220,145
Delta Air Lines, Inc.	62,641	3,271,113
Ryder System, Inc.	7,536	508,153
Southwest Airlines Co.	22,971	1,213,558
		5,212,969

Utilities 0.5%
FirstEnergy Corp.	35,603	1,224,743
Total Common Stock
(Cost $191,347,671)		247,179,978
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
BNP Paribas
1.05%, 05/01/18 (a)	1,482,580	1,482,580
Total Short-Term Investment
(Cost $1,482,580)		1,482,580

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	9	1,191,150	(63,869)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

39
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$247,179,978	$—	$—	$247,179,978
Short-Term Investment[1]	—	1,482,580	—	1,482,580
Liabilities
Futures Contracts[2]	(63,869)	—	—	(63,869)
Total	$247,116,109	$1,482,580	$—	$248,598,689
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018.
40
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $192,830,251)		$248,662,558
Deposit with broker for futures contracts		198,000
Receivables:
Investments sold		2,064,307
Fund shares sold		385,981
Dividends		142,796
Interest		43
Prepaid expenses	+	10,581
Total assets		251,464,266
Liabilities
Payables:
Investment adviser and administrator fees		144,449
Shareholder service fees		50,461
Independent trustees’ fees		100
Fund shares redeemed		73,126
Variation margin on futures contracts		10,980
Accrued expenses	+	59,120
Total liabilities		338,236
Net Assets
Total assets		251,464,266
Total liabilities	–	338,236
Net assets		$251,126,030
Net Assets by Source
Capital received from investors		181,897,771
Net investment income not yet distributed		154,740
Net realized capital gains		13,305,081
Net unrealized capital appreciation		55,768,438

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$251,126,030		14,044,785		$17.88

41
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends		$1,707,784
Interest	+	9,728
Total investment income		1,717,512
Expenses
Investment adviser and administrator fees		931,966
Shareholder service fees		313,856
Portfolio accounting fees		19,248
Professional fees		16,140
Shareholder reports		15,962
Registration fees		11,995
Custodian fees		5,787
Transfer agent fees		5,243
Independent trustees’ fees		4,485
Other expenses	+	2,835
Total expenses		1,327,517
Expense reduction by CSIM and its affiliates	–	46,064
Net expenses	–	1,281,453
Net investment income		436,059
Realized and Unrealized Gains (Losses)
Net realized gains on investments		13,138,736
Net realized gains on futures contracts	+	257,435
Net realized gains		13,396,171
Net change in unrealized appreciation (depreciation) on investments		(4,447,910)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(142,072)
Net change in unrealized appreciation (depreciation)	+	(4,589,982)
Net realized and unrealized gains		8,806,189
Increase in net assets resulting from operations		$9,242,248
42
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$436,059	$1,138,549
Net realized gains		13,396,171	18,360,856
Net change in unrealized appreciation (depreciation)	+	(4,589,982)	38,535,029
Increase in net assets from operations		9,242,248	58,034,434
Distributions to Shareholders
Distributions from net investment income		(987,413)	(2,362,093)
Distributions from net realized gains	+	(18,471,473)	(7,123,142)
Total distributions		($19,458,886)	($9,485,235)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,165,771	$21,445,212	1,572,508	$26,376,506
Shares reinvested		1,090,516	19,356,659	371,671	5,649,403
Shares redeemed	+	(1,984,065)	(36,288,255)	(2,577,225)	(42,665,864)
Net transactions in fund shares		272,222	$4,513,616	(633,046)	($10,639,955)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,772,563	$256,829,052	14,405,609	$218,919,808
Total increase or decrease	+	272,222	(5,703,022)	(633,046)	37,909,244
End of period		14,044,785	$251,126,030	13,772,563	$256,829,052
Net investment income not yet distributed			$154,740		$706,094
43
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$23.58	$18.81	$21.19	$25.11	$24.87	$17.72
Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	(0.00) [1],[2]	0.07 [1]	0.05 [1]	(0.02)	0.09
Net realized and unrealized gains (losses)	0.59	4.86	0.12	0.63	2.71	7.16
Total from investment operations	0.62	4.86	0.19	0.68	2.69	7.25
Less distributions:
Distributions from net investment income	—	(0.09)	(0.04)	(0.02)	(0.07)	(0.10)
Distributions from net realized gains	(3.04)	—	(2.53)	(4.58)	(2.38)	—
Total distributions	(3.04)	(0.09)	(2.57)	(4.60)	(2.45)	(0.10)
Net asset value at end of period	$21.16	$23.58	$18.81	$21.19	$25.11	$24.87
Total return	2.78% [3]	25.87%	1.47%	3.01%	11.67%	41.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09% [4]	1.10%	1.09%	1.09%	1.10%	1.10%
Gross operating expenses	1.09% [4]	1.10%	1.10%	1.09%	1.10%	1.11%
Net investment income (loss)	0.24% [4]	(0.01%)	0.37%	0.22%	(0.10%)	0.42%
Portfolio turnover rate	55% [3]	99%	85%	95%	103%	84%
Net assets, end of period (x 1,000,000)	$601	$645	$571	$630	$666	$590

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than ($0.005).
3
Not annualized.
4
Annualized.
44
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 2.7%
American Axle & Manufacturing Holdings, Inc. *	54,646	838,270
Dana, Inc.	301,571	7,156,280
Modine Manufacturing Co. *	14,323	246,355
Tenneco, Inc.	90,358	4,038,099
Tower International, Inc.	134,074	3,955,183
		16,234,187

Banks 11.8%
1st Source Corp.	56,913	2,959,476
BancFirst Corp.	47,884	2,736,571
BCB Bancorp, Inc.	18,421	285,525
Central Pacific Financial Corp.	97,589	2,837,888
Central Valley Community Bancorp	14,736	303,562
Century Bancorp, Inc., Class A	10,642	851,360
Customers Bancorp, Inc. *	190,648	5,494,475
Essent Group Ltd. *	156,176	5,147,561
Farmers Capital Bank Corp.	9,394	471,109
Federal Agricultural Mortgage Corp., Class C	18,868	1,613,403
Financial Institutions, Inc.	74,775	2,325,502
First BanCorp *	571,800	4,128,396
First Business Financial Services, Inc.	3,201	83,194
First Citizens BancShares, Inc., Class A	6,676	2,885,968
First Financial Corp.	30,553	1,306,141
Great Southern Bancorp, Inc.	7,295	385,541
International Bancshares Corp.	190,492	7,581,582
MGIC Investment Corp. *	706,623	7,080,362
MidSouth Bancorp, Inc.	9,325	130,084
OFG Bancorp	288,665	3,896,977
Peapack-Gladstone Financial Corp.	22,497	743,301
Preferred Bank	6,978	444,778
Radian Group, Inc.	305,196	4,364,303
Republic Bancorp, Inc., Class A	25,091	1,058,087
Sandy Spring Bancorp, Inc.	26,163	1,036,840
Shore Bancshares, Inc.	22,623	409,250
Southern Missouri Bancorp, Inc.	5,033	175,652
TCF Financial Corp.	288,335	7,159,358
The Bank of N.T. Butterfield & Son Ltd.	12,799	607,312
Timberland Bancorp, Inc.	7,071	230,868
United Community Banks, Inc.	75,941	2,424,796
		71,159,222

Capital Goods 10.4%
Applied Industrial Technologies, Inc.	19,468	1,244,979
Argan, Inc.	32,919	1,316,760
Atkore International Group, Inc. *	206,794	3,674,729
Builders FirstSource, Inc. *	116,175	2,117,870
Columbus McKinnon Corp.	39,585	1,420,310
Commercial Vehicle Group, Inc. *	39,730	266,588
Curtiss-Wright Corp.	29,756	3,809,958
EMCOR Group, Inc.	66,926	4,925,084
Foundation Building Materials, Inc. *	13,885	195,084
Security	Number of Shares	Value ($)
Generac Holdings, Inc. *	80,301	3,614,348
Global Brass & Copper Holdings, Inc.	101,803	3,054,090
GMS, Inc. *	127,828	3,983,121
Harsco Corp. *	124,944	2,555,105
Hillenbrand, Inc.	109,475	5,074,166
JELD-WEN Holding, Inc. *	79,222	2,226,930
Lydall, Inc. *	13,533	603,572
Meritor, Inc. *	328,756	6,400,879
Moog, Inc., Class A *	39,939	3,273,800
NCI Building Systems, Inc. *	88,298	1,545,215
Patrick Industries, Inc. *	11,318	643,994
Primoris Services Corp.	70,167	1,795,574
Regal Beloit Corp.	34,328	2,444,154
Sparton Corp. *	130,468	2,409,744
TPI Composites, Inc. *	67,795	1,535,557
Triumph Group, Inc.	15,845	374,734
Vectrus, Inc. *	53,808	1,937,088
		62,443,433

Commercial & Professional Services 4.2%
ACCO Brands Corp.	138,146	1,664,659
ARC Document Solutions, Inc. *	59,050	129,910
Barrett Business Services, Inc.	70,343	6,156,419
Cimpress N.V. *	4,723	679,215
Deluxe Corp.	35,659	2,444,068
Heidrick & Struggles International, Inc.	11,525	433,916
Insperity, Inc.	41,076	3,296,349
Interface, Inc.	72,194	1,588,268
Kelly Services, Inc., Class A	30,611	895,678
LSC Communications, Inc.	72,251	1,262,948
Quad Graphics, Inc.	114,172	2,821,190
RR Donnelley & Sons Co.	41,340	349,323
SP Plus Corp. *	47,656	1,675,108
TriNet Group, Inc. *	33,921	1,752,020
		25,149,071

Consumer Durables & Apparel 1.5%
Deckers Outdoor Corp. *	7,336	684,155
KB Home	123,653	3,282,987
Lifetime Brands, Inc.	14,055	167,255
MCBC Holdings, Inc. *	107,628	2,583,072
Taylor Morrison Home Corp., Class A *	49,601	1,178,520
ZAGG, Inc. *	133,685	1,497,272
		9,393,261

Consumer Services 2.7%
BJ's Restaurants, Inc.	8,730	487,571
Century Casinos, Inc. *	19,690	151,219
Dave & Buster's Entertainment, Inc. *	51,128	2,172,429
Golden Entertainment, Inc. *	26,942	720,698
K12, Inc. *	105,532	1,614,640
Penn National Gaming, Inc. *	82,808	2,509,910
Red Robin Gourmet Burgers, Inc. *	16,024	999,096
Red Rock Resorts, Inc., Class A	48,640	1,468,442

45
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	197,261	5,296,458
Texas Roadhouse, Inc.	9,235	591,779
		16,012,242

Diversified Financials 1.8%
Enova International, Inc. *	78,756	2,307,551
Evercore, Inc., Class A	19,512	1,975,590
Nelnet, Inc., Class A	43,876	2,317,092
Regional Management Corp. *	94,627	3,110,389
Stifel Financial Corp.	24,251	1,413,348
		11,123,970

Energy 4.1%
Basic Energy Services, Inc. *	18,196	294,411
Cloud Peak Energy, Inc. *	118,777	378,899
CVR Energy, Inc. (a)	14,621	504,425
Delek US Holdings, Inc.	90,582	4,290,869
Evolution Petroleum Corp.	100,778	937,236
Exterran Corp. *	78,261	2,292,265
Keane Group, Inc. *	128,489	1,998,004
Mammoth Energy Services, Inc. *	40,748	1,323,495
Matrix Service Co. *	40,512	623,885
Newpark Resources, Inc. *	64,448	676,704
Par Pacific Holdings, Inc. *	368,122	6,210,218
ProPetro Holding Corp. *	35,041	641,250
Renewable Energy Group, Inc. *	34,606	446,417
REX American Resources Corp. *	9,676	723,571
SilverBow Resources, Inc. *	4,458	136,638
TETRA Technologies, Inc. *	341,158	1,340,751
W&T Offshore, Inc. *	62,254	379,749
World Fuel Services Corp.	57,662	1,238,003
		24,436,790

Food, Beverage & Tobacco 3.1%
Coca-Cola Bottling Co. Consolidated	21,438	3,609,945
Dean Foods Co.	546,467	4,705,081
Fresh Del Monte Produce, Inc.	35,825	1,760,799
Sanderson Farms, Inc.	14,177	1,575,915
The Boston Beer Co., Inc., Class A *	30,707	6,882,974
		18,534,714

Health Care Equipment & Services 3.6%
Allscripts Healthcare Solutions, Inc. *	290,858	3,379,770
AngioDynamics, Inc. *	64,632	1,252,568
Cantel Medical Corp.	2,386	267,399
Computer Programs & Systems, Inc. (a)	100,249	2,992,433
Cutera, Inc. *	12,884	646,133
Haemonetics Corp. *	38,319	2,990,415
Halyard Health, Inc. *	13,069	619,079
Integer Holdings Corp. *	26,229	1,439,972
Lantheus Holdings, Inc. *	33,304	592,811
Masimo Corp. *	6,307	565,927
Merit Medical Systems, Inc. *	22,799	1,105,751
Orthofix International N.V. *	40,084	2,445,926
Quality Systems, Inc. *	170,359	2,287,921
RadNet, Inc. *	27,048	358,386
Varex Imaging Corp. *	15,302	550,719
		21,495,210

Household & Personal Products 0.4%
USANA Health Sciences, Inc. *	25,741	2,716,962

Security	Number of Shares	Value ($)
Insurance 4.4%
American Equity Investment Life Holding Co.	221,025	6,674,955
Argo Group International Holdings Ltd.	7,214	421,658
CNO Financial Group, Inc.	286,667	6,146,141
Crawford & Co., Class B	46,614	373,844
Employers Holdings, Inc.	100,588	4,114,049
Heritage Insurance Holdings, Inc. (a)	76,407	1,199,590
National Western Life Group, Inc., Class A	13,075	4,150,136
Universal Insurance Holdings, Inc.	104,763	3,399,559
		26,479,932

Materials 3.7%
Boise Cascade Co.	89,137	3,708,099
Century Aluminum Co. *	72,638	1,268,986
Chase Corp.	3,362	376,544
Ingevity Corp. *	12,447	956,303
Kraton Corp. *	23,349	1,066,349
Louisiana-Pacific Corp.	89,811	2,544,346
Materion Corp.	10,339	524,704
Myers Industries, Inc.	24,689	575,254
OMNOVA Solutions, Inc. *	220,687	2,405,488
PolyOne Corp.	65,500	2,741,175
Ryerson Holding Corp. *	15,280	153,564
Schnitzer Steel Industries, Inc., Class A	14,953	440,366
Stepan Co.	6,535	459,541
SunCoke Energy, Inc. *	177,752	2,042,371
Tredegar Corp.	26,289	462,686
Trinseo S.A.	23,567	1,719,213
Tronox Ltd., Class A	51,640	887,175
		22,332,164

Media 2.9%
AMC Networks, Inc., Class A *	92,475	4,808,700
Entravision Communications Corp., Class A	271,879	1,264,237
Gannett Co., Inc.	258,503	2,499,724
Gray Television, Inc. *	88,123	995,790
MDC Partners, Inc., Class A *	59,698	450,720
New Media Investment Group, Inc.	46,244	766,726
Sinclair Broadcast Group, Inc., Class A	177,580	5,034,393
Townsquare Media, Inc., Class A	28,599	217,924
tronc, Inc. *	96,629	1,774,108
		17,812,322

Pharmaceuticals, Biotechnology & Life Sciences 13.1%
Acorda Therapeutics, Inc. *	80,809	1,866,688
Akebia Therapeutics, Inc. *	105,917	975,496
AMAG Pharmaceuticals, Inc. *	77,115	1,584,713
ANI Pharmaceuticals, Inc. *	18,280	1,084,918
Ardelyx, Inc. *	74,770	358,896
Array BioPharma, Inc. *	47,835	648,643
BioSpecifics Technologies Corp. *	33,812	1,434,305
Calithera Biosciences, Inc. *	40,635	249,905
Cambrex Corp. *	13,783	729,810
Catalent, Inc. *	165,079	6,786,398
Conatus Pharmaceuticals, Inc. *	136,356	464,974
Concert Pharmaceuticals, Inc. *	51,066	931,954
CytomX Therapeutics, Inc. *	56,946	1,497,680
Depomed, Inc. *	62,964	395,414
Durect Corp. *	133,403	270,808
Eagle Pharmaceuticals, Inc. *	44,587	2,318,970
Emergent BioSolutions, Inc. *	78,113	4,050,940
Enanta Pharmaceuticals, Inc. *	14,359	1,336,105
Endo International plc *	59,172	339,056

46
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Exact Sciences Corp. *	27,397	1,370,124
FibroGen, Inc. *	29,518	1,341,593
Genomic Health, Inc. *	114,135	3,621,503
Halozyme Therapeutics, Inc. *	159,041	3,010,646
Horizon Pharma plc *	130,561	1,728,628
Innoviva, Inc. *	80,310	1,164,495
Intersect ENT, Inc. *	32,238	1,287,908
Lannett Co., Inc. *(a)	75,610	1,179,516
Ligand Pharmaceuticals, Inc. *	28,903	4,475,629
Loxo Oncology, Inc. *	6,351	799,654
Luminex Corp.	79,688	1,701,339
MacroGenics, Inc. *	18,148	418,493
Medpace Holdings, Inc. *	19,716	729,295
MiMedx Group, Inc. *(a)	113,552	932,262
Myriad Genetics, Inc. *	85,597	2,421,539
Nektar Therapeutics *	48,149	4,028,145
Novelion Therapeutics, Inc. *(a)	53,018	227,447
PDL BioPharma, Inc. *	603,961	1,763,566
Phibro Animal Health Corp., Class A	56,039	2,370,450
Pieris Pharmaceuticals, Inc. *	24,495	156,033
PRA Health Sciences, Inc. *	43,377	3,564,288
Prestige Brands Holdings, Inc. *	41,931	1,234,449
Protagonist Therapeutics, Inc. *	13,015	112,450
PTC Therapeutics, Inc. *	51,510	1,428,372
Puma Biotechnology, Inc. *	3,635	231,731
Recro Pharma, Inc. *	161,864	1,968,266
Retrophin, Inc. *	81,770	2,052,427
Sangamo Therapeutics, Inc. *	28,532	450,806
Spectrum Pharmaceuticals, Inc. *	34,051	542,092
Supernus Pharmaceuticals, Inc. *	46,980	2,203,362
Vanda Pharmaceuticals, Inc. *	145,180	2,025,261
Veracyte, Inc. *	121,476	736,145
		78,603,587

Real Estate 7.7%
Ashford Hospitality Trust, Inc.	142,074	977,469
CBRE Group, Inc., Class A *	18,702	847,388
Cedar Realty Trust, Inc.	961,876	3,741,698
Consolidated-Tomoka Land Co.	10,795	664,108
Cousins Properties, Inc.	232,094	2,063,316
First Industrial Realty Trust, Inc.	32,422	1,008,648
Gladstone Commercial Corp.	69,059	1,197,483
Global Net Lease, Inc.	154,564	2,876,436
Kite Realty Group Trust	132,059	1,943,908
Lexington Realty Trust	610,825	4,911,033
Marcus & Millichap, Inc. *	72,886	2,489,786
MedEquities Realty Trust, Inc.	338,882	3,453,208
National Health Investors, Inc.	51,059	3,485,798
One Liberty Properties, Inc.	8,680	206,237
Preferred Apartment Communities, Inc., Class A	54,696	804,578
PS Business Parks, Inc.	23,722	2,734,672
Retail Properties of America, Inc., Class A	431,049	4,974,305
Tier REIT, Inc.	372,114	7,073,887
Urstadt Biddle Properties, Inc., Class A	33,995	675,481
		46,129,439

Retailing 2.2%
Big Lots, Inc.	28,843	1,224,385
Liberty Expedia Holdings, Inc., Class A *	55,539	2,265,991
Office Depot, Inc.	173,063	396,314
Rent-A-Center, Inc. (a)	509,639	5,152,450
Signet Jewelers Ltd.	11,447	445,060
Sleep Number Corp. *	33,166	939,925
Tailored Brands, Inc.	48,142	1,518,880
Security	Number of Shares	Value ($)
The Children's Place, Inc.	6,041	770,530
Tilly's, Inc., Class A	55,153	618,265
		13,331,800

Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. *	83,785	4,989,397
Brooks Automation, Inc.	20,899	519,967
Cirrus Logic, Inc. *	51,675	1,884,587
Cohu, Inc.	37,705	806,887
Diodes, Inc. *	57,377	1,638,113
Entegris, Inc.	95,683	3,080,993
FormFactor, Inc. *	72,198	828,472
MKS Instruments, Inc.	37,495	3,839,488
SMART Global Holdings, Inc. *	33,646	1,317,241
Ultra Clean Holdings, Inc. *	104,326	1,826,748
Xcerra Corp. *	472,511	5,707,933
		26,439,826

Software & Services 8.7%
Appfolio, Inc., Class A *	34,238	1,641,712
Apptio, Inc., Class A *	19,626	579,163
Aspen Technology, Inc. *	21,327	1,871,444
CommVault Systems, Inc. *	8,960	626,752
CSG Systems International, Inc.	23,909	1,023,066
DHI Group, Inc. *	340,225	476,315
Endurance International Group Holdings, Inc. *	395,471	2,906,712
Envestnet, Inc. *	24,874	1,350,658
Five9, Inc. *	16,476	483,900
Internap Corp. *	74,522	880,105
j2 Global, Inc.	46,491	3,690,456
MAXIMUS, Inc.	38,694	2,616,875
Paylocity Holding Corp. *	32,779	1,790,717
Pegasystems, Inc.	4,807	293,467
Progress Software Corp.	205,072	7,573,309
QuinStreet, Inc. *	23,706	266,455
Stamps.com, Inc. *	27,690	6,306,398
Syntel, Inc. *	136,904	3,953,788
Travelport Worldwide Ltd.	151,268	2,592,734
Verint Systems, Inc. *	98,141	4,131,736
Web.com Group, Inc. *	268,361	4,991,515
Zix Corp. *	463,166	2,338,988
		52,386,265

Technology Hardware & Equipment 3.9%
CalAmp Corp. *	131,300	2,593,175
Ciena Corp. *	175,419	4,517,039
Diebold Nixdorf, Inc.	59,326	910,654
Electro Scientific Industries, Inc. *	77,024	1,386,432
Extreme Networks, Inc. *	264,033	2,825,153
NETGEAR, Inc. *	41,259	2,281,623
Plantronics, Inc.	14,218	926,303
Pure Storage, Inc., Class A *	135,770	2,746,627
Tech Data Corp. *	56,288	4,291,960
Vishay Intertechnology, Inc.	42,840	756,126
		23,235,092

Telecommunication Services 0.5%
Frontier Communications Corp. (a)	36,856	305,905
Telephone & Data Systems, Inc.	66,650	1,821,545
United States Cellular Corp. *	15,527	614,403
Vonage Holdings Corp. *	31,136	348,100
		3,089,953

47
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 0.3%
Air Transport Services Group, Inc. *	18,048	365,291
ArcBest Corp.	9,947	319,299
SkyWest, Inc.	16,270	925,763
		1,610,353

Utilities 1.2%
Atlantic Power Corp. *	647,465	1,424,423
Consolidated Water Co., Ltd.	77,624	1,098,380
Spark Energy, Inc., Class A (a)	371,898	4,630,130
		7,152,933
Total Common Stock
(Cost $551,426,102)		597,302,728

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.59% (b)	14,226,143	14,226,143
Total Other Investment Company
(Cost $14,226,143)		14,226,143
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Barclays Capital, Inc.
U.S. Dollar
1.05%, 05/01/18 (c)	4,956,224	4,956,224
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brown Brothers Harriman
Canadian Dollar
0.55%, 05/01/18 (c)	475	370
Total Short-Term Investments
(Cost $4,956,594)		4,956,594

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 06/15/18	40	3,087,600	(115,062)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,853,197.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$597,302,728	$—	$—	$597,302,728
Other Investment Company[1]	14,226,143	—	—	14,226,143
Short-Term Investments[1]	—	4,956,594	—	4,956,594
Liabilities
Futures Contracts[2]	(115,062)	—	—	(115,062)
Total	$611,413,809	$4,956,594	$—	$616,370,403
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
48
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $556,382,696) including securities on loan of $13,853,197		$602,259,322
Collateral invested for securities on loan, at value (cost $14,226,143)		14,226,143
Deposit with broker for futures contracts		442,500
Receivables:
Investments sold		7,990,318
Dividends		79,501
Fund shares sold		74,617
Income from securities on loan		62,784
Interest		145
Prepaid expenses	+	6,774
Total assets		625,142,104
Liabilities
Collateral held for securities on loan		14,226,143
Payables:
Investments bought		8,000,760
Investment adviser and administrator fees		406,119
Shareholder service fees		119,234
Independent trustees’ fees		220
Fund shares redeemed		890,212
Variation margin on futures contracts		30,200
Accrued expenses	+	83,315
Total liabilities		23,756,203
Net Assets
Total assets		625,142,104
Total liabilities	–	23,756,203
Net assets		$601,385,901
Net Assets by Source
Capital received from investors		501,385,431
Net investment income not yet distributed		751,866
Net realized capital gains		53,487,040
Net unrealized capital appreciation		45,761,564

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$601,385,901		28,417,032		$21.16

49
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,235)		$3,726,041
Interest		20,023
Securities on loan, net	+	407,515
Total investment income		4,153,579
Expenses
Investment adviser and administrator fees		2,523,550
Shareholder service fees		762,945
Shareholder reports		32,056
Portfolio accounting fees		25,140
Custodian fees		17,639
Professional fees		16,684
Registration fees		12,928
Transfer agent fees		8,159
Independent trustees’ fees		5,565
Other expenses	+	5,206
Total expenses		3,409,872
Expense reduction by CSIM and its affiliates	–	8,159
Net expenses	–	3,401,713
Net investment income		751,866
Realized and Unrealized Gains (Losses)
Net realized gains on investments		54,315,868
Net realized losses on futures contracts		(185,858)
Net realized losses on foreign currency transactions	+	(29)
Net realized gains		54,129,981
Net change in unrealized appreciation (depreciation) on investments		(36,201,955)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(115,062)
Net change in unrealized appreciation (depreciation)	+	(36,317,017)
Net realized and unrealized gains		17,812,964
Increase in net assets resulting from operations		$18,564,830
50
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income (loss)		$751,866	($70,340)
Net realized gains		54,129,981	89,523,739
Net change in unrealized appreciation (depreciation)	+	(36,317,017)	52,242,477
Increase in net assets from operations		18,564,830	141,695,876
Distributions to Shareholders
Distributions from net investment income		—	(2,651,266)
Distributions from net realized gains	+	(82,566,358)	—
Total distributions		($82,566,358)	($2,651,266)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,511,610	$32,339,337	2,656,779	$58,042,781
Shares reinvested		3,905,166	81,657,028	87,796	1,920,104
Shares redeemed	+	(4,354,322)	(93,543,756)	(5,773,585)	(125,530,925)
Net transactions in fund shares		1,062,454	$20,452,609	(3,029,010)	($65,568,040)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,354,578	$644,934,820	30,383,588	$571,458,250
Total increase or decrease	+	1,062,454	(43,548,919)	(3,029,010)	73,476,570
End of period		28,417,032	$601,385,901	27,354,578	$644,934,820
Net investment income not yet distributed			$751,866		$—
51
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$17.65	$16.25	$17.46	$19.02	$18.62	$16.36
Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	0.03 [1]	0.03 [1]	(0.01) [1]	(0.08)	(0.10)
Net realized and unrealized gains (losses)	0.51	1.85	0.49	0.89	1.99	2.36
Total from investment operations	0.53	1.88	0.52	0.88	1.91	2.26
Less distributions:
Distributions from net investment income	(0.01)	—	(0.12)	—	—	—
Distributions from net realized gains	(1.07)	(0.48)	(1.61)	(2.44)	(1.51)	—
Total distributions	(1.08)	(0.48)	(1.73)	(2.44)	(1.51)	—
Net asset value at end of period	$17.10	$17.65	$16.25	$17.46	$19.02	$18.62
Total return	3.01% [2]	11.71%	3.55%	4.84%	11.07%	13.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.63% [3]	1.64%	1.85%	1.82%	1.99%	2.48%
Net operating expenses (excluding dividend expense on short sales)	1.33% [3]	1.33%	1.57% [4]	1.54% [4]	1.52% [4]	1.48% [4]
Gross operating expenses	1.64% [3]	1.65%	1.87%	1.84%	2.02%	2.52%
Net investment income (loss)	0.22% [3]	0.16%	0.22%	(0.06%)	(0.46%)	(0.49%)
Portfolio turnover rate	93% [2]	163%	142%	146%	142%	130%
Net assets, end of period (x 1,000,000)	$264	$252	$204	$212	$200	$193

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratios of net operating expenses would have been 1.33%, if stock loan fees on short sales had not been incurred.
52
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Automobiles & Components 1.3%
BorgWarner, Inc.	12,532	613,316
Dana, Inc.	98,152	2,329,147
General Motors Co.	5,949	218,566
Modine Manufacturing Co. *	11,636	200,139
		3,361,168

Banks 5.0%
Bank of America Corp. (a)	67,709	2,025,853
BankUnited, Inc.	12,858	509,305
Citigroup, Inc. (a)	81,435	5,559,568
Citizens Financial Group, Inc.	67,175	2,787,091
Essent Group Ltd. *(a)	13,780	454,189
First BanCorp *	2,653	19,155
First Citizens BancShares, Inc., Class A	1,129	488,055
MGIC Investment Corp. *	45,154	452,443
Zions Bancorp (a)	15,983	875,069
		13,170,728

Capital Goods 8.7%
Aerojet Rocketdyne Holdings, Inc. *(a)	26,960	753,262
AGCO Corp.	16,034	1,005,011
Allison Transmission Holdings, Inc. (a)	107,451	4,189,515
Argan, Inc.	9,099	363,960
Atkore International Group, Inc. *	27,012	480,003
Cummins, Inc.	5,254	839,904
General Electric Co.	57,502	809,053
GMS, Inc. *	30,516	950,879
Harsco Corp. *	22,847	467,221
Hillenbrand, Inc. (a)	67,761	3,140,722
Masco Corp.	37,484	1,419,519
Masonite International Corp. *	7,600	461,320
Meritor, Inc. *	93,850	1,827,260
NCI Building Systems, Inc. *	52,153	912,678
Owens Corning	14,769	967,222
PACCAR, Inc.	3,806	242,328
Primoris Services Corp.	64,780	1,657,720
The Boeing Co. (a)	6,140	2,048,058
TriMas Corp. *	16,911	458,288
		22,993,923

Commercial & Professional Services 0.4%
ACCO Brands Corp.	29,257	352,547
Insperity, Inc.	2,160	173,340
TriNet Group, Inc. *	9,436	487,369
		1,013,256

Consumer Durables & Apparel 2.3%
Deckers Outdoor Corp. *	14,359	1,339,120
KB Home (a)	25,920	688,176
Michael Kors Holdings Ltd. *	2,697	184,529
PulteGroup, Inc.	23,406	710,606
Security	Number of Shares	Value ($)
Ralph Lauren Corp.	1,877	206,189
Toll Brothers, Inc.	30,924	1,303,756
Tupperware Brands Corp. (a)	7,416	330,457
VF Corp.	15,037	1,216,042
Whirlpool Corp.	958	148,442
		6,127,317

Consumer Services 2.5%
Carnival Corp.	5,594	352,758
Darden Restaurants, Inc. (a)	6,840	635,162
Las Vegas Sands Corp. (a)	57,266	4,199,316
Penn National Gaming, Inc. *	4,584	138,941
Royal Caribbean Cruises Ltd.	10,014	1,083,415
Scientific Games Corp., Class A *	3,185	169,760
		6,579,352

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	11,165	1,840,662
Capital One Financial Corp.	37,059	3,358,286
Morgan Stanley	448	23,126
Santander Consumer USA Holdings, Inc. (a)	241,806	4,461,321
Synchrony Financial	104,199	3,456,281
Waddell & Reed Financial, Inc., Class A	5,912	119,659
		13,259,335

Energy 11.0%
Antero Resources Corp. *	26,958	512,202
Baker Hughes, a GE Co.	29,115	1,051,343
Cabot Oil & Gas Corp.	56,415	1,348,883
Chevron Corp.	3,478	435,132
Cimarex Energy Co.	12,161	1,223,275
ConocoPhillips (a)	40,475	2,651,112
Devon Energy Corp. (a)	76,223	2,769,182
EOG Resources, Inc.	10,380	1,226,605
Halliburton Co. (a)	106,713	5,654,722
Marathon Petroleum Corp.	52,939	3,965,660
Occidental Petroleum Corp.	41,937	3,240,053
PBF Energy, Inc., Class A	6,345	243,204
Southwestern Energy Co. *(a)	360,735	1,479,013
Valero Energy Corp. (a)	24,925	2,764,930
World Fuel Services Corp. (a)	22,140	475,346
		29,040,662

Food & Staples Retailing 0.6%
Costco Wholesale Corp.	983	193,808
Walmart, Inc. (a)	14,928	1,320,531
		1,514,339

Food, Beverage & Tobacco 3.8%
Archer-Daniels-Midland Co.	6,015	272,961
Bunge Ltd.	7,683	554,943
Coca-Cola Bottling Co. Consolidated	6,663	1,121,983
Dean Foods Co. (a)	111,052	956,158
Fresh Del Monte Produce, Inc. (a)	11,456	563,062

53
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
General Mills, Inc.	1,791	78,338
Molson Coors Brewing Co., Class B	16,820	1,198,257
PepsiCo, Inc. (a)	12,324	1,243,985
Philip Morris International, Inc.	9,759	800,238
Pilgrim's Pride Corp. *	42,538	918,821
Sanderson Farms, Inc.	8,977	997,883
The Hershey Co.	8,478	779,467
TreeHouse Foods, Inc. *(a)	11,588	446,138
		9,932,234

Health Care Equipment & Services 3.8%
Abbott Laboratories (a)	41,229	2,396,642
Allscripts Healthcare Solutions, Inc. *	112,904	1,311,944
AmerisourceBergen Corp.	3,098	280,617
Analogic Corp.	6,268	520,871
Baxter International, Inc.	2,232	155,124
Centene Corp. *	5,076	551,152
DaVita, Inc. *	2,039	128,029
Express Scripts Holding Co. *(a)	42,555	3,221,413
Haemonetics Corp. *	14,719	1,148,671
Integer Holdings Corp. *	7,568	415,483
		10,129,946

Household & Personal Products 2.9%
Energizer Holdings, Inc.	36,247	2,079,128
Herbalife Nutrition Ltd. *	9,918	1,048,630
The Estee Lauder Cos., Inc., Class A	8,744	1,294,899
The Procter & Gamble Co.	22,866	1,654,126
USANA Health Sciences, Inc. *(a)	15,883	1,676,451
		7,753,234

Insurance 4.6%
American Equity Investment Life Holding Co.	27,103	818,511
American National Insurance Co. (a)	22,054	2,661,256
Assured Guaranty Ltd.	33,302	1,208,529
CNA Financial Corp. (a)	9,856	497,334
CNO Financial Group, Inc.	38,023	815,213
Lincoln National Corp.	10,994	776,616
National Western Life Group, Inc., Class A	499	158,388
The Allstate Corp. (a)	52,176	5,103,856
Universal Insurance Holdings, Inc.	4,566	148,167
		12,187,870

Materials 3.5%
Alcoa Corp. *(a)	41,423	2,120,858
Berry Global Group, Inc. *(a)	87,303	4,801,665
Freeport-McMoRan, Inc.	36,463	554,602
Kraton Corp. *	24,636	1,125,126
Platform Specialty Products Corp. *	39,480	397,564
Stepan Co.	3,120	219,398
		9,219,213

Media 1.7%
Comcast Corp., Class A	47,800	1,500,442
Gray Television, Inc. *	19,354	218,700
Live Nation Entertainment, Inc. *(a)	36,378	1,435,840
News Corp., Class A	24,235	387,275
Viacom, Inc., Class B	11,732	353,837
World Wrestling Entertainment, Inc., Class A	11,077	440,754
		4,336,848

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc. (a)	28,672	2,768,282
Agilent Technologies, Inc.	8,452	555,634
Alexion Pharmaceuticals, Inc. *	1,159	136,333
Amgen, Inc. (a)	22,391	3,906,782
Biogen, Inc. *	6,332	1,732,435
Bristol-Myers Squibb Co.	25,687	1,339,063
Celgene Corp. *(a)	37,317	3,250,311
CytomX Therapeutics, Inc. *	2,728	71,746
Eli Lilly & Co. (a)	71,234	5,774,940
Gilead Sciences, Inc.	8,884	641,691
Johnson & Johnson	22,089	2,794,038
Pfizer, Inc. (a)	28,947	1,059,750
		24,031,005

Real Estate 4.6%
American Tower Corp. (a)	15,757	2,148,625
Apartment Investment & Management Co., Class A	7,365	299,019
CBRE Group, Inc., Class A *	5,989	271,362
Equity LifeStyle Properties, Inc.	5,433	484,406
Lexington Realty Trust	198,133	1,592,989
Realogy Holdings Corp.	42,927	1,065,019
Retail Properties of America, Inc., Class A (a)	315,339	3,639,012
Senior Housing Properties Trust (a)	124,691	1,941,439
The RMR Group, Inc., Class A	1,116	83,030
Ventas, Inc.	13,762	707,642
		12,232,543

Retailing 3.5%
Amazon.com, Inc. *(a)	2,223	3,481,507
Best Buy Co., Inc.	11,242	860,350
GameStop Corp., Class A	9,537	130,180
Lowe's Cos., Inc. (a)	7,802	643,119
Qurate Retail Group, Inc. QVC Group, Class A *	60,058	1,405,958
Rent-A-Center, Inc. (a)	121,412	1,227,475
Shutterfly, Inc. *(a)	1,381	111,751
Signet Jewelers Ltd.	2,851	110,847
Tailored Brands, Inc.	23,256	733,727
The Children's Place, Inc.	3,822	487,496
		9,192,410

Semiconductors & Semiconductor Equipment 1.5%
Lam Research Corp.	4,547	841,468
Micron Technology, Inc. *(a)	61,736	2,838,621
ON Semiconductor Corp. *(a)	12,367	273,063
Teradyne, Inc.	1,650	53,708
		4,006,860

Software & Services 8.8%
Accenture plc, Class A	28,183	4,261,270
Alliance Data Systems Corp. (a)	5,574	1,131,801
Alphabet, Inc., Class A *(a)	3,751	3,820,693
Cadence Design Systems, Inc. *	11,743	470,424
CDK Global, Inc.	5,426	353,992
Cognizant Technology Solutions Corp., Class A	3,610	295,370
Dell Technologies, Inc., Class V *	35,711	2,562,978
Endurance International Group Holdings, Inc. *	110,374	811,249
Envestnet, Inc. *	1,872	101,650
Fortinet, Inc. *	6,235	345,170

54
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GoDaddy, Inc., Class A *	42,669	2,754,711
International Business Machines Corp.	4,285	621,154
MAXIMUS, Inc.	7,839	530,151
Microsoft Corp.	27,204	2,544,118
Progress Software Corp. (a)	29,931	1,105,352
Stamps.com, Inc. *	1,428	325,227
Verint Systems, Inc. *	17,349	730,393
Web.com Group, Inc. *(a)	22,607	420,490
		23,186,193

Technology Hardware & Equipment 9.0%
Apple, Inc. (a)	21,714	3,588,456
ARRIS International plc *(a)	103,811	2,802,897
CDW Corp.	6,272	447,131
Cisco Systems, Inc.	26,811	1,187,459
Extreme Networks, Inc. *	10,850	116,095
F5 Networks, Inc. *(a)	18,844	3,073,268
HP, Inc. (a)	16,020	344,270
Jabil, Inc.	96,162	2,557,909
Juniper Networks, Inc. (a)	123,790	3,043,996
Motorola Solutions, Inc.	5,191	570,128
OSI Systems, Inc. *	1,025	65,621
Tech Data Corp. *(a)	44,206	3,370,707
Western Digital Corp.	23,509	1,852,274
Zebra Technologies Corp., Class A *	4,652	627,229
		23,647,440

Telecommunication Services 0.5%
T-Mobile US, Inc. *	2,870	173,663
Telephone & Data Systems, Inc. (a)	40,772	1,114,299
		1,287,962

Transportation 2.4%
Alaska Air Group, Inc.	11,647	756,240
Delta Air Lines, Inc. (a)	94,176	4,917,871
Southwest Airlines Co.	10,993	580,760
		6,254,871

Utilities 2.0%
CenterPoint Energy, Inc.	3,971	100,586
CMS Energy Corp.	3,081	145,392
FirstEnergy Corp. (a)	120,754	4,153,938
PG&E Corp. (a)	16,784	773,742
		5,173,658
Total Common Stock
(Cost $244,213,935)		259,632,367

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	2,763,456	2,763,456
Total Other Investment Company
(Cost $2,763,456)		2,763,456
55
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

In addition to the above, the fund had the following short sale positions at 04/30/18:

Security	Number of Shares	Value ($)
Short Sales (40.2%) of net assets

Automobiles & Components (1.3%)
Tesla, Inc. *	11,459	(3,367,800)

Banks (0.2%)
Flagstar Bancorp, Inc. *	12,506	(432,082)
United Bankshares, Inc.	6,641	(225,462)
		(657,544)

Capital Goods (4.9%)
AAON, Inc.	93,644	(3,183,896)
Albany International Corp., Class A	34,930	(2,066,110)
American Woodmark Corp. *	1,046	(85,981)
Chart Industries, Inc. *	10,813	(613,530)
Cubic Corp.	10,124	(625,157)
GATX Corp.	26,539	(1,731,404)
John Bean Technologies Corp.	4,042	(435,525)
Lennox International, Inc.	192	(37,127)
Mercury Systems, Inc. *	9,758	(313,037)
Mueller Industries, Inc.	17,762	(482,771)
Wabtec Corp.	37,244	(3,307,640)
		(12,882,178)

Commercial & Professional Services (0.9%)
CoStar Group, Inc. *	2,500	(916,650)
Healthcare Services Group, Inc.	39,970	(1,544,041)
		(2,460,691)

Consumer Durables & Apparel (1.6%)
iRobot Corp. *	3,935	(229,646)
Mattel, Inc.	45,365	(671,402)
Newell Brands, Inc.	100,720	(2,782,894)
Under Armour, Inc., Class A *	24,566	(436,292)
		(4,120,234)

Consumer Services (1.1%)
Caesars Entertainment Corp. *	231,027	(2,622,156)
Eldorado Resorts, Inc. *	4,830	(195,615)
		(2,817,771)

Diversified Financials (2.6%)
Credit Acceptance Corp. *	3,139	(1,038,507)
LendingClub Corp. *	243,960	(656,252)
PRA Group, Inc. *	94,317	(3,357,685)
Virtu Financial, Inc., Class A	48,387	(1,741,932)
		(6,794,376)

Energy (7.4%)
C&J Energy Services, Inc. *	3,909	(116,723)
Callon Petroleum Co. *	33,067	(459,962)
Cheniere Energy, Inc. *	14,172	(824,243)
Diamondback Energy, Inc. *	6,580	(845,201)
Ensco plc, Class A	527,154	(2,978,420)
Golar LNG Ltd.	101,891	(3,275,796)
Gulfport Energy Corp. *	76,379	(710,325)
Helmerich & Payne, Inc.	9,281	(645,494)
Security	Number of Shares	Value ($)
Nabors Industries Ltd.	307,211	(2,337,876)
Parsley Energy, Inc., Class A *	108,276	(3,251,528)
Patterson-UTI Energy, Inc.	6,625	(141,907)
QEP Resources, Inc. *	109,544	(1,334,246)
SemGroup Corp., Class A	96,609	(2,429,716)
Tellurian, Inc. *	25,000	(238,000)
		(19,589,437)

Food & Staples Retailing (0.5%)
PriceSmart, Inc.	15,268	(1,337,477)

Food, Beverage & Tobacco (0.5%)
The Kraft Heinz Co.	25,864	(1,458,212)

Health Care Equipment & Services (1.4%)
Acadia Healthcare Co., Inc. *	3,637	(129,404)
DexCom, Inc. *	1,241	(90,816)
Envision Healthcare Corp. *	16,843	(626,054)
HealthEquity, Inc. *	24,522	(1,610,360)
Integra LifeSciences Holdings Corp. *	2,458	(151,487)
Neogen Corp. *	2,211	(150,680)
Teladoc, Inc. *	4,902	(210,786)
Wright Medical Group N.V. *	38,451	(754,024)
		(3,723,611)

Household & Personal Products (0.6%)
WD-40 Co.	11,747	(1,549,429)

Insurance (1.5%)
Alleghany Corp.	239	(137,346)
Markel Corp. *	355	(401,164)
RenaissanceRe Holdings Ltd.	25,560	(3,477,183)
		(4,015,693)

Materials (2.4%)
Balchem Corp.	4,998	(441,024)
Cleveland-Cliffs, Inc. *	257,392	(1,909,849)
Martin Marietta Materials, Inc.	13,277	(2,585,961)
Sealed Air Corp.	26,424	(1,158,692)
The Mosaic Co.	6,373	(171,752)
		(6,267,278)

Media (0.7%)
Liberty Broadband Corp., Class A *	26,537	(1,870,328)

Pharmaceuticals, Biotechnology & Life Sciences (0.8%)
Bluebird Bio, Inc. *	5,039	(857,386)
MyoKardia, Inc. *	2,342	(115,695)
Syneos Health, Inc. *	9,574	(364,769)
The Medicines Co. *	7,956	(239,396)
Ultragenyx Pharmaceutical, Inc. *	10,151	(516,077)
		(2,093,323)

Real Estate (3.2%)
Acadia Realty Trust	68,401	(1,614,264)
Education Realty Trust, Inc.	12,154	(399,988)
Life Storage, Inc.	5,787	(511,802)
Terreno Realty Corp.	30,085	(1,117,658)

56
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Howard Hughes Corp. *	30,296	(4,099,049)
Urban Edge Properties	30,639	(630,244)
		(8,373,005)

Retailing (1.0%)
At Home Group, Inc. *	8,302	(292,147)
Camping World Holdings, Inc., Class A	7,992	(228,811)
CarMax, Inc. *	15,684	(980,250)
Floor & Decor Holdings, Inc., Class A *	9,110	(506,425)
Netflix, Inc. *	339	(105,924)
TripAdvisor, Inc. *	13,643	(510,521)
		(2,624,078)

Semiconductors & Semiconductor Equipment (1.2%)
Ambarella, Inc. *	17,266	(804,423)
Cree, Inc. *	25,331	(945,353)
MACOM Technology Solutions Holdings, Inc. *	27,625	(459,128)
MaxLinear, Inc. *	19,181	(428,312)
Power Integrations, Inc.	6,223	(421,919)
		(3,059,135)

Software & Services (2.4%)
2U, Inc. *	14,626	(1,177,247)
Ellie Mae, Inc. *	11,885	(1,151,300)
Gartner, Inc. *	30,312	(3,676,542)
HubSpot, Inc. *	2,274	(240,817)
		(6,245,906)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment (2.6%)
Finisar Corp. *	76,129	(1,186,090)
II-VI, Inc. *	33,578	(1,279,322)
Infinera Corp. *	213,962	(2,507,635)
ViaSat, Inc. *	30,585	(1,956,828)
		(6,929,875)

Telecommunication Services (0.3%)
Iridium Communications, Inc. *	70,572	(839,807)

Transportation (0.9%)
Allegiant Travel Co.	3,280	(525,620)
Knight-Swift Transportation Holdings, Inc.	30,521	(1,190,624)
Spirit Airlines, Inc. *	17,752	(634,102)
		(2,350,346)

Utilities (0.2%)
TerraForm Power, Inc., Class A	59,903	(667,918)
Total Short Sales
(Proceeds $106,222,618)		(106,095,452)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$259,632,367	$—	$—	$259,632,367
Other Investment Company[1]	2,763,456	—	—	2,763,456
Liabilities
Short Sales[1]	(106,095,452)	—	—	(106,095,452)
Total	$156,300,371	$—	$—	$156,300,371
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
57
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $246,977,391)		$262,395,823
Deposit with broker for short sales		105,593,096
Receivables:
Investments sold		8,088,989
Rebates and fees on short sales, net		11,615
Fund shares sold		2,137,221
Dividends		172,200
Prepaid expenses	+	13,070
Total assets		378,412,014
Liabilities
Securities sold short, at value (proceeds $106,222,618)		106,095,452
Payables:
Investments bought		7,917,127
Investment adviser and administrator fees		226,405
Shareholder service fees		45,166
Independent trustees’ fees		111
Fund shares redeemed		405,663
Dividends on short sales		4,740
Accrued expenses	+	50,735
Total liabilities		114,745,399
Net Assets
Total assets		378,412,014
Total liabilities	–	114,745,399
Net assets		$263,666,615
Net Assets by Source
Capital received from investors		230,853,731
Net investment income not yet distributed		277,334
Net realized capital gains		16,989,952
Net unrealized capital appreciation		15,545,598

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$263,666,615		15,417,514		$17.10

58
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends		$2,050,805
Rebates on short sales, net of fees	+	324,300
Total investment income		2,375,105
Expenses
Investment adviser and administrator fees		1,350,537
Shareholder service fees		276,991
Dividends on short sales		391,945
Portfolio accounting fees		18,354
Professional fees		16,031
Registration fees		15,619
Custodian fees		11,691
Transfer agent fees		7,989
Shareholder reports		7,226
Independent trustees’ fees		4,486
Interest expense		1,484
Other expenses	+	2,886
Total expenses		2,105,239
Expense reduction by CSIM and its affiliates	–	7,989
Net expenses	–	2,097,250
Net investment income		277,855
Realized and Unrealized Gains (Losses)
Net realized gains on investments		26,550,824
Net realized losses on short sales	+	(9,203,449)
Net realized gains		17,347,375
Net change in unrealized appreciation (depreciation) on investments		(15,690,468)
Net change in unrealized appreciation (depreciation) on short sales	+	5,433,033
Net change in unrealized appreciation (depreciation)	+	(10,257,435)
Net realized and unrealized gains		7,089,940
Increase in net assets resulting from operations		$7,367,795
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Schwab Hedged Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$277,855	$388,179
Net realized gains		17,347,375	15,228,535
Net change in unrealized appreciation (depreciation)	+	(10,257,435)	9,797,381
Increase in net assets from operations		7,367,795	25,414,095
Distributions to Shareholders
Distributions from net investment income		(125,442)	—
Distributions from net realized gains	+	(15,117,887)	(6,371,171)
Total distributions		($15,243,329)	($6,371,171)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,474,730	$42,806,974	5,562,308	$94,777,684
Shares reinvested		883,040	15,099,992	311,206	5,290,506
Shares redeemed	+	(2,199,398)	(38,077,215)	(4,198,129)	(71,890,789)
Net transactions in fund shares		1,158,372	$19,829,751	1,675,385	$28,177,401
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,259,142	$251,712,398	12,583,757	$204,492,073
Total increase	+	1,158,372	11,954,217	1,675,385	47,220,325
End of period		15,417,514	$263,666,615	14,259,142	$251,712,398
Net investment income not yet distributed			$277,334		$124,921
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Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$25.44	$21.56	$26.68	$28.19	$24.57	$20.59
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.21 [1]	0.19 [1]	0.14 [1]	0.23	0.22
Net realized and unrealized gains (losses)	0.35	4.24	(1.52)	1.78	5.84	6.26
Total from investment operations	0.48	4.45	(1.33)	1.92	6.07	6.48
Less distributions:
Distributions from net investment income	(0.24)	(0.20)	(0.16)	(0.21)	(0.19)	(0.33)
Distributions from net realized gains	(1.54)	(0.37)	(3.63)	(3.22)	(2.26)	(2.17)
Total distributions	(1.78)	(0.57)	(3.79)	(3.43)	(2.45)	(2.50)
Net asset value at end of period	$24.14	$25.44	$21.56	$26.68	$28.19	$24.57
Total return	1.91% [2]	21.10%	(5.78%)	7.26%	27.06%	35.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.79% [3]	0.81%	0.80%	0.79%	0.80%	0.82%
Gross operating expenses	0.80% [3]	0.81%	0.80%	0.80%	0.81%	0.83%
Net investment income (loss)	1.07% [3]	0.89%	0.82%	0.52%	0.93%	1.06%
Portfolio turnover rate	25% [2]	42%	54%	75%	57%	54%
Net assets, end of period (x 1,000,000)	$804	$853	$853	$1,118	$1,064	$816

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Australia 1.5%
Ansell Ltd.	307,410	6,006,159
Cochlear Ltd.	11,283	1,642,010
CSL Ltd.	31,485	4,032,883
Estia Health Ltd.	94,000	250,517
		11,931,569

Denmark 3.1%
Bavarian Nordic A/S *	54,354	1,483,639
GN Store Nord A/S	54,500	1,914,801
H. Lundbeck A/S	104,106	6,031,030
Novo Nordisk A/S, Class B	337,614	15,877,282
		25,306,752

France 0.5%
Sanofi (a)	54,465	4,306,126

Germany 1.2%
Bayer AG	37,598	4,493,696
Evotec AG *	99,174	1,600,487
Fresenius Medical Care AG & Co. KGaA	33,157	3,364,466
		9,458,649

Hong Kong 1.1%
China Medical System Holdings Ltd.	137,000	335,482
Consun Pharmaceutical Group Ltd.	774,000	834,055
CSPC Pharmaceutical Group Ltd.	86,000	219,047
Sihuan Pharmaceutical Holdings Group Ltd.	1,792,000	433,105
Sino Biopharmaceutical Ltd.	3,352,000	7,058,671
SSY Group Ltd.	306,000	309,193
		9,189,553

Ireland 3.9%
Allergan plc	57,761	8,874,978
Medtronic plc	203,565	16,311,663
Perrigo Co., plc	74,100	5,790,174
		30,976,815

Japan 2.6%
Astellas Pharma, Inc.	481,400	7,041,069
EPS Holdings, Inc.	76,943	1,567,596
Hoya Corp.	141,000	7,532,904
Japan Lifeline Co., Ltd.	14,100	413,067
KYORIN Holdings, Inc.	21,000	410,650
Paramount Bed Holdings Co., Ltd.	8,700	432,869
Shionogi & Co., Ltd.	57,000	2,929,327
Takara Bio, Inc.	21,400	415,169
Takeda Pharmaceutical Co., Ltd.	7,300	307,403
		21,050,054

Security	Number of Shares	Value ($)
New Zealand 0.2%
a2 Milk Co., Ltd. *	173,617	1,475,499

Republic of Korea 0.9%
Celltrion, Inc. *	13,124	3,292,379
Hanall Biopharma Co., Ltd. *	7,000	198,050
Hugel, Inc. *	4,789	2,247,927
Huons Co., Ltd.	7,300	828,010
Medy-Tox, Inc.	620	402,954
Samjin Pharmaceutical Co., Ltd.	7,800	325,189
		7,294,509

Sweden 0.9%
Swedish Orphan Biovitrum AB *	308,744	6,632,449
Vitrolife AB	11,600	849,179
		7,481,628

Switzerland 5.9%
Lonza Group AG *	47,612	11,633,127
Novartis AG	215,320	16,574,105
Roche Holding AG	84,896	18,862,818
Siegfried Holding AG *	1,130	392,653
		47,462,703

Taiwan 0.2%
St. Shine Optical Co., Ltd.	57,800	1,549,637

United Kingdom 2.6%
AstraZeneca plc	22,900	1,603,053
GlaxoSmithKline plc	507,906	10,187,151
Indivior plc *	955,507	5,917,061
Shire plc	25,168	1,340,192
Smith & Nephew plc	97,182	1,861,136
		20,908,593

United States 74.9%
Abbott Laboratories	308,300	17,921,479
AbbVie, Inc.	333,099	32,160,708
Agilent Technologies, Inc.	131,200	8,625,088
Alexion Pharmaceuticals, Inc. *	77,700	9,139,851
Align Technology, Inc. *	6,200	1,549,070
Allscripts Healthcare Solutions, Inc. *	30,812	358,035
AMAG Pharmaceuticals, Inc. *	100,022	2,055,452
Amgen, Inc.	179,211	31,268,735
Analogic Corp.	17,400	1,445,940
AngioDynamics, Inc. *	25,100	486,438
Anthem, Inc.	41,900	9,887,981
Baxter International, Inc.	87,073	6,051,574
Becton, Dickinson & Co.	23,800	5,518,506
Bio-Techne Corp.	29,800	4,497,118
Biogen, Inc. *	69,314	18,964,310
Boston Scientific Corp. *	266,700	7,659,624
Bristol-Myers Squibb Co.	342,134	17,835,445

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Catalent, Inc. *	99,000	4,069,890
Celgene Corp. *	221,087	19,256,678
Centene Corp. *	23,526	2,554,453
Cigna Corp.	37,900	6,511,978
Danaher Corp.	127,000	12,740,640
DaVita, Inc. *	17,700	1,111,383
Edwards Lifesciences Corp. *	24,000	3,056,640
Eli Lilly & Co.	245,629	19,913,143
Emergent BioSolutions, Inc. *	153,800	7,976,068
Express Scripts Holding Co. *	160,239	12,130,092
Genomic Health, Inc. *	205,983	6,535,841
Gilead Sciences, Inc.	320,885	23,177,524
Haemonetics Corp. *	78,328	6,112,717
Halozyme Therapeutics, Inc. *	158,900	3,007,977
Halyard Health, Inc. *	71,700	3,396,429
HCA Healthcare, Inc.	40,000	3,829,600
Hill-Rom Holdings, Inc.	82,600	7,089,558
Humana, Inc.	19,300	5,677,674
IDEXX Laboratories, Inc. *	5,300	1,030,797
Illumina, Inc. *	26,740	6,442,468
Intuitive Surgical, Inc. *	17,700	7,801,806
Johnson & Johnson	536,202	67,824,191
Laboratory Corp. of America Holdings *	6,600	1,126,950
Ligand Pharmaceuticals, Inc. *	2,700	418,095
Magellan Health, Inc. *	19,000	1,593,150
McKesson Corp.	19,100	2,983,611
Merck & Co., Inc.	465,510	27,404,574
Meridian Bioscience, Inc.	124,000	1,810,400
Mettler-Toledo International, Inc. *	700	391,951
Mylan N.V. *	100,000	3,876,000
Myriad Genetics, Inc. *	50,118	1,417,838
Nektar Therapeutics *	21,800	1,823,788
Pfizer, Inc.	1,237,800	45,315,858
Prestige Brands Holdings, Inc. *	20,983	617,740
PTC Therapeutics, Inc. *	27,255	755,781
Quality Systems, Inc. *	172,400	2,315,332
Quidel Corp. *	45,900	2,602,530
Regeneron Pharmaceuticals, Inc. *	11,100	3,370,848
Sangamo Therapeutics, Inc. *	38,398	606,688
Stryker Corp.	35,600	6,031,352
Tenet Healthcare Corp. *	144,000	3,447,360
Thermo Fisher Scientific, Inc.	80,150	16,859,553
Triple-S Management Corp., Class B *	80,800	2,290,680
UnitedHealth Group, Inc.	169,591	40,091,312
Varian Medical Systems, Inc. *	41,600	4,808,544
Security	Number of Shares	Value ($)
Vertex Pharmaceuticals, Inc. *	48,300	7,397,628
Waters Corp. *	13,100	2,468,171
Zimmer Biomet Holdings, Inc.	20,668	2,380,334
Zoetis, Inc.	134,500	11,228,060
		602,107,029
Total Common Stock
(Cost $603,810,261)		800,499,116

Other Investment Company 0.6% of net assets

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.59% (b)	4,284,155	4,284,155
Total Other Investment Company
(Cost $4,284,155)		4,284,155
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Swiss Franc
(1.45%), 05/02/18 (c)	2,826	2,851
Danish Krone
(0.80%), 05/01/18 (c)	173	29
Total Short-Term Investments
(Cost $2,880)		2,880
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $167,415,272 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,090,760.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$633,083,844	$—	$—	$633,083,844
Australia	—	11,931,569	—	11,931,569
Denmark	—	25,306,752	—	25,306,752
France	—	4,306,126	—	4,306,126
Germany	—	9,458,649	—	9,458,649
Hong Kong	—	9,189,553	—	9,189,553
Japan	—	21,050,054	—	21,050,054
New Zealand	—	1,475,499	—	1,475,499
Republic of Korea	—	7,294,509	—	7,294,509
Sweden	—	7,481,628	—	7,481,628
Switzerland	—	47,462,703	—	47,462,703
Taiwan	—	1,549,637	—	1,549,637
United Kingdom	—	20,908,593	—	20,908,593
Other Investment Company[1]	4,284,155	—	—	4,284,155
Short-Term Investments[1]	—	2,880	—	2,880
Total	$637,367,999	$167,418,152	$—	$804,786,151
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $603,813,141) including securities on loan of $4,090,760		$800,501,996
Collateral invested for securities on loan, at value (cost $4,284,155)		4,284,155
Deposit with broker for futures contracts		462,000
Receivables:
Investments sold		4,967,643
Foreign tax reclaims		915,803
Dividends		759,764
Fund shares sold		82,836
Income from securities on loan		697
Prepaid expenses	+	23,299
Total assets		811,998,193
Liabilities
Collateral held for securities on loan		4,284,155
Payables:
Investments bought		2,181,792
Investment adviser and administrator fees		354,293
Shareholder service fees		133,315
Independent trustees’ fees		249
Fund shares redeemed		452,802
Due to custodian		230,730
Accrued expenses	+	62,053
Total liabilities		7,699,389
Net Assets
Total assets		811,998,193
Total liabilities	–	7,699,389
Net assets		$804,298,804
Net Assets by Source
Capital received from investors		561,111,490
Net investment income not yet distributed		3,036,392
Net realized capital gains		43,477,394
Net unrealized capital appreciation		196,673,528

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$804,298,804		33,314,875		$24.14

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Schwab Health Care Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from unaffiliated issuers (net of foreign withholding tax of $316,319)		$7,769,041
Interest		6,807
Securities on loan, net	+	13,363
Total investment income		7,789,211
Expenses
Investment adviser and administrator fees		2,218,778
Shareholder service fees		970,276
Shareholder reports		29,499
Portfolio accounting fees		27,619
Custodian fees		25,571
Transfer agent fees		17,972
Professional fees		15,483
Registration fees		14,289
Independent trustees’ fees		6,181
Interest expense		625
Other expenses	+	10,122
Total expenses		3,336,415
Expense reduction by CSIM and its affiliates	–	17,972
Net expenses	–	3,318,443
Net investment income		4,470,768
Realized and Unrealized Gains (Losses)
Net realized gains on investments		44,039,991
Net realized gains on futures contracts		80,834
Net realized losses on foreign currency transactions	+	(6,481)
Net realized gains		44,114,344
Net change in unrealized appreciation (depreciation) on investments		(31,596,760)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(10,293)
Net change in unrealized appreciation (depreciation)	+	(31,607,053)
Net realized and unrealized gains		12,507,291
Increase in net assets resulting from operations		$16,978,059
66
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Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$4,470,768	$7,623,515
Net realized gains		44,114,344	50,803,289
Net change in unrealized appreciation (depreciation)	+	(31,607,053)	103,078,127
Increase in net assets from operations		16,978,059	161,504,931
Distributions to Shareholders
Distributions from net investment income		(7,821,820)	(7,795,978)
Distributions from net realized gains	+	(50,881,568)	(13,907,780)
Total distributions		($58,703,388)	($21,703,758)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		994,938	$24,744,882	2,602,137	$61,859,539
Shares reinvested		2,439,669	58,478,872	885,124	19,145,216
Shares redeemed	+	(3,657,562)	(90,442,688)	(9,509,826)	(220,486,601)
Net transactions in fund shares		(222,955)	($7,218,934)	(6,022,565)	($139,481,846)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,537,830	$853,243,067	39,560,395	$852,923,740
Total increase or decrease	+	(222,955)	(48,944,263)	(6,022,565)	319,327
End of period		33,314,875	$804,298,804	33,537,830	$853,243,067
Net investment income not yet distributed			$3,036,392		$6,387,444
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Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$11.27	$9.20	$9.62	$9.77	$9.82	$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.22 [1]	0.22 [1]	0.19 [1]	0.29 [1]	0.20
Net realized and unrealized gains (losses)	0.02 [2]	2.08	(0.45)	(0.01)	(0.08)	1.93
Total from investment operations	0.13	2.30	(0.23)	0.18	0.21	2.13
Less distributions:
Distributions from net investment income	(0.26)	(0.23)	(0.19)	(0.15)	(0.26)	(0.21)
Distributions from net realized gains	(0.03)	—	—	(0.18)	—	—
Total distributions	(0.29)	(0.23)	(0.19)	(0.33)	(0.26)	(0.21)
Net asset value at end of period	$11.11	$11.27	$9.20	$9.62	$9.77	$9.82
Total return	1.21% [3]	25.58%	(2.41%)	2.05%	2.20%	27.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [4]	0.86%	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.88% [4]	0.90%	0.91%	0.92%	0.98%	1.10%
Net investment income (loss)	1.97% [4]	2.15%	2.40%	2.02%	2.95%	2.40%
Portfolio turnover rate	42% [3]	85%	90%	87%	90%	75%
Net assets, end of period (x 1,000,000)	$1,457	$1,227	$772	$679	$423	$147

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Australia 5.6%
Aristocrat Leisure Ltd.	1,469,620	29,481,420
CIMIC Group Ltd.	115,439	3,928,244
CSR Ltd.	1,282,905	5,413,072
Metcash Ltd.	1,341,574	3,621,055
National Australia Bank Ltd.	1,030,042	22,392,119
Qantas Airways Ltd.	1,634,111	7,067,167
Sandfire Resources NL	985,130	5,830,354
Telstra Corp., Ltd.	1,713,915	4,075,042
		81,808,473

Austria 0.8%
Raiffeisen Bank International AG *	350,622	11,835,615

Belgium 2.1%
bpost S.A.	221,134	4,852,141
KBC Group N.V.	163,641	14,226,948
UCB S.A.	157,755	11,881,169
		30,960,258

Canada 0.4%
Parex Resources, Inc. *	343,400	5,908,101

Denmark 1.0%
Novo Nordisk A/S, Class B	253,547	11,923,786
Vestas Wind Systems A/S	44,003	2,846,634
		14,770,420

Finland 0.7%
Fortum Oyj	182,740	4,203,528
UPM-Kymmene Oyj	175,647	6,267,366
		10,470,894

France 9.5%
Air France-KLM *	197,009	1,930,771
BNP Paribas S.A.	191,396	14,775,629
Eiffage S.A.	72,804	8,665,974
Engie S.A.	435,164	7,633,420
Faurecia S.A.	58,656	4,789,782
Gaztransport Et Technigaz S.A.	116,303	7,210,304
Hermes International	9,395	6,075,181
Ipsen S.A.	58,052	9,396,684
L'Oreal S.A.	33,864	8,154,100
LVMH Moet Hennessy Louis Vuitton SE	17,500	6,090,207
Metropole Television S.A.	190,893	4,699,942
Neopost S.A.	121,729	3,284,646
Peugeot S.A.	245,095	6,035,116
Sanofi	269,584	21,313,921
Security	Number of Shares	Value ($)
TOTAL S.A.	428,381	26,924,468
Veolia Environnement S.A.	82,544	1,952,876
		138,933,021

Germany 9.7%
adidas AG	17,580	4,320,625
Allianz SE	132,804	31,411,307
BASF SE	309,015	32,150,973
Beiersdorf AG	40,091	4,535,823
Covestro AG	271,263	24,648,264
CTS Eventim AG & Co. KGaA	64,787	3,029,846
Deutsche Lufthansa AG	302,014	8,778,101
Deutsche Pfandbriefbank AG	418,243	6,765,572
Deutz AG	525,644	5,078,279
Hugo Boss AG	120,264	11,274,231
Rheinmetall AG	38,842	5,075,922
Siltronic AG	28,664	4,589,870
		141,658,813

Greece 0.2%
Motor Oil (Hellas) Corinth Refineries S.A.	95,130	2,266,666

Hong Kong 4.0%
China Huarong Asset Management Co., Ltd., Class H (a)	10,756,000	3,704,453
China Shenhua Energy Co., Ltd., Class H (a)	1,922,000	4,714,393
CK Asset Holdings Ltd.	677,000	5,844,517
Kingboard Chemical Holdings Ltd.	884,000	3,596,368
Kingboard Laminates Holdings Ltd.	2,352,000	3,134,963
Ping An Insurance Group Co. of China Ltd., Class H (a)	1,048,500	10,245,313
Shanghai Industrial Holdings Ltd.	1,388,000	3,639,737
Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	6,019,000	3,996,669
Tencent Holdings Ltd.	171,300	8,421,602
The Wharf Holdings Ltd.	852,000	2,834,480
Weichai Power Co., Ltd., Class H (a)	7,488,000	8,668,462
		58,800,957

Italy 3.4%
Banco BPM S.p.A. *	1,156,000	4,193,206
Fiat Chrysler Automobiles N.V. *	1,205,675	26,788,614
Intesa Sanpaolo S.p.A.	560,184	2,130,914
Moncler S.p.A.	352,007	15,865,616
		48,978,350

Japan 24.6%
ANA Holdings, Inc.	109,600	4,338,415
Astellas Pharma, Inc.	1,111,700	16,259,985
Canon Marketing Japan, Inc.	66,700	1,449,454
Daiichikosho Co., Ltd.	65,000	3,410,353
Daikyonishikawa Corp.	149,602	2,688,927
Daiwa House Industry Co., Ltd.	94,200	3,444,069

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
en-Japan, Inc.	66,000	3,085,371
Fanuc Corp.	19,100	4,091,419
Fast Retailing Co., Ltd.	9,700	4,258,448
Fuji Electric Co., Ltd.	441,000	3,145,353
Haseko Corp.	786,100	12,365,047
Hitachi Ltd.	1,245,000	9,086,703
Hoya Corp.	270,000	14,424,709
Japan Airlines Co., Ltd.	271,100	10,698,813
Japan Securities Finance Co., Ltd.	672,200	4,417,076
Kanamoto Co., Ltd.	156,800	5,357,875
Kao Corp.	77,600	5,578,357
Kenedix Office Investment Corp.	1,097	6,729,367
Kenedix, Inc.	1,042,044	6,018,737
Kirin Holdings Co., Ltd.	584,300	16,400,723
Matsumotokiyoshi Holdings Co., Ltd.	131,800	5,871,180
Mitsubishi UFJ Financial Group, Inc.	1,187,300	7,956,503
Mixi, Inc.	124,300	4,085,350
Nexon Co., Ltd. *	484,600	7,051,607
Nihon Unisys Ltd.	290,052	6,020,021
Nintendo Co., Ltd.	15,000	6,302,642
Nitto Denko Corp.	32,200	2,393,903
Nomura Holdings, Inc.	917,600	5,284,965
Okumura Corp.	80,600	3,336,747
ORIX Corp.	1,063,400	18,650,810
Pigeon Corp.	66,700	3,126,498
Pola Orbis Holdings, Inc.	32,500	1,417,961
Prima Meat Packers Ltd.	646,000	3,941,338
Sankyu, Inc.	183,180	8,902,814
Seino Holdings Co., Ltd.	269,000	5,038,572
Shionogi & Co., Ltd.	361,919	18,599,632
Shiseido Co., Ltd.	103,600	6,721,671
Showa Shell Sekiyu K.K.	217,100	3,065,577
Sony Corp.	506,498	23,656,545
Suzuki Motor Corp.	89,900	4,831,930
T-Gaia Corp.	148,200	4,141,375
Taisei Corp.	62,195	3,355,168
The Kansai Electric Power Co., Inc.	681,601	9,536,798
TOKAI Holdings Corp.	1,014,500	10,276,743
Tokyo Electron Ltd.	79,100	15,191,386
Tomy Co., Ltd.	213,200	2,087,332
Toshiba TEC Corp.	1,491,000	8,533,212
Tosoh Corp.	619,000	10,949,076
Toyota Boshoku Corp.	231,000	4,849,379
Ulvac, Inc.	119,631	6,399,559
		358,825,495

Netherlands 4.4%
BE Semiconductor Industries N.V.	86,301	5,964,536
Heineken Holding N.V.	260,102	26,403,082
Koninklijke Ahold Delhaize N.V.	275,212	6,639,345
SBM Offshore N.V.	741,576	12,443,067
Unilever N.V. CVA	210,187	12,049,719
		63,499,749

Norway 1.2%
Austevoll Seafood A.S.A.	71,438	859,775
Telenor A.S.A.	773,683	17,124,620
		17,984,395

Republic of Korea 2.0%
LG Household & Health Care Ltd.	4,570	5,835,337
Samsung Electronics Co., Ltd. (b)	7,482	18,544,935
SK Holdings Co., Ltd.	15,620	4,275,647
		28,655,919

Security	Number of Shares	Value ($)
Singapore 1.0%
CapitaLand Ltd.	4,887,000	13,780,588

Spain 2.2%
Abertis Infraestructuras S.A.	305,199	6,728,688
ACS Actividades de Construccion y Servicios S.A.	349,110	14,713,145
Ence Energia y Celulosa S.A.	752,077	5,802,212
Mediaset Espana Comunicacion S.A.	140,284	1,342,540
Telefonica S.A.	378,096	3,852,980
		32,439,565

Sweden 2.6%
Atlas Copco AB, A Shares	149,460	5,844,831
Boliden AB	310,406	10,755,453
Hemfosa Fastigheter AB	144,970	1,795,763
JM AB	198,721	3,931,565
Kindred Group plc SDR	596,364	7,691,049
Sandvik AB	434,353	7,405,903
		37,424,564

Switzerland 6.3%
Adecco Group AG	176,250	11,672,189
Cembra Money Bank AG	110,169	9,338,281
GAM Holding AG *	286,133	4,567,317
Inficon Holding AG *	5,535	3,314,016
Novartis AG	127,094	9,782,971
Pargesa Holding S.A.	111,523	10,437,405
Partners Group Holding AG	20,263	14,779,226
Roche Holding AG	93,305	20,731,191
Schindler Holding AG	10,624	2,193,713
SGS S.A.	1,910	4,638,719
		91,455,028

Taiwan 0.3%
CTBC Financial Holding Co., Ltd.	2,574,000	1,835,682
HannStar Display Corp.	7,155,000	1,962,248
		3,797,930

United Kingdom 15.5%
888 Holdings plc	425,566	1,609,234
Ashtead Group plc	431,946	11,996,320
AstraZeneca plc	23,138	1,619,713
Aviva plc	1,930,955	14,029,679
BAE Systems plc	254,100	2,131,954
Carnival plc	173,643	11,285,981
Direct Line Insurance Group plc	3,604,614	18,521,530
Ferguson plc	75,687	5,793,616
GlaxoSmithKline plc	1,193,833	23,944,897
Grainger plc	323,160	1,391,740
HSBC Holdings plc	1,825,726	18,176,887
Imperial Brands plc	405,551	14,510,459
Jupiter Fund Management plc	233,710	1,461,542
Lloyds Banking Group plc	26,136,951	23,182,086
Man Group plc	567,361	1,409,126
Mondi plc	129,978	3,618,206
Moneysupermarket.com Group plc	702,726	2,894,487
Old Mutual plc	3,549,355	12,227,768
OneSavings Bank plc	98,270	534,093
Paragon Banking Group plc	1,079,153	7,736,731
Rio Tinto plc	125,642	6,848,229
Royal Dutch Shell plc, B Shares	444,105	15,854,029

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SSE plc	212,237	4,027,958
The British Land Co., plc	480,777	4,439,929
Unilever plc	298,669	16,752,950
		225,999,144
Total Common Stock
(Cost $1,316,832,747)		1,420,253,945

Other Investment Company 2.0% of net assets

Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (c)	29,474,835	29,474,835
Total Other Investment Company
(Cost $29,474,835)		29,474,835

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	190	19,251,750	72,489

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contract
05/07/2018	State Street Bank & Trust Co.	USD	7,276	JPY	793,572	14
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $1,390,948,768 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
SDR —	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,354,729,667	$—	$1,354,729,667
Belgium	4,852,141	26,108,117	—	30,960,258
Canada	5,908,101	—	—	5,908,101
Republic of Korea	—	10,110,984	18,544,935	28,655,919
Other Investment Company[1]	29,474,835	—	—	29,474,835
Futures Contracts[2]	72,489	—	—	72,489
Forward Foreign Currency Exchange Contracts[2]	—	14	—	14
Total	$40,307,566	$1,390,948,782	$18,544,935	$1,449,801,283
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2017	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2018
Common Stock
Republic of Korea	$—	$80,322	$134,427	$1,247,525	($875,627)	$17,958,288	$—	$18,544,935
Total	$—	$80,322	$134,427	$1,247,525	($875,627)	$17,958,288	$—	$18,544,935
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2018 was $134,427.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. The transfers in the amount of $8,373,177 and $2,122,787 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note 2(a) for additional information). The transfers into Level 3 from Level 2 were the result of fair valued securities for which no quoted market price was available. Fund Investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,346,307,582)		$1,449,728,780
Foreign currency, at value (cost $5,483,513)		5,483,704
Deposit with broker for futures contracts		1,242,500
Receivables:
Investments sold		1,367,080
Dividends		7,322,903
Fund shares sold		3,138,746
Foreign tax reclaims		1,708,073
Unrealized appreciation on forward foreign currency exchange contracts		14
Prepaid expenses	+	50,690
Total assets		1,470,042,490
Liabilities
Payables:
Investments bought		10,031,779
Investment adviser and administrator fees		673,511
Shareholder service fees		284,814
Fund shares redeemed		1,503,511
Variation margin on futures contracts		78,850
Accrued expenses	+	102,982
Total liabilities		12,675,447
Net Assets
Total assets		1,470,042,490
Total liabilities	–	12,675,447
Net assets		$1,457,367,043
Net Assets by Source
Capital received from investors		1,321,560,195
Net investment income not yet distributed		4,589,775
Net realized capital gains		27,831,687
Net unrealized capital appreciation		103,385,386

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,457,367,043		131,195,514		$11.11

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Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,895,654)		$19,019,780
Expenses
Investment adviser and administrator fees		3,901,339
Shareholder service fees		1,606,639
Custodian fees		224,041
Portfolio accounting fees		40,431
Registration fees		37,026
Shareholder reports		31,710
Professional fees		22,904
Transfer agent fees		19,616
Independent trustees’ fees		6,937
Other expenses	+	12,393
Total expenses		5,903,036
Expense reduction by CSIM and its affiliates	–	118,292
Net expenses	–	5,784,744
Net investment income		13,235,036
Realized and Unrealized Gains (Losses)
Net realized gains on investments		29,664,910
Net realized gains on futures contracts		308,923
Net realized losses on foreign currency transactions	+	(64,491)
Net realized gains		29,909,342
Net change in unrealized appreciation (depreciation) on investments		(33,538,129)
Net change in unrealized appreciation (depreciation) on futures contracts		(131,315)
Net change in unrealized appreciation (depreciation) on foreign currency translations		(101,689)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	+	14
Net change in unrealized appreciation (depreciation)	+	(33,771,119)
Net realized and unrealized losses		(3,861,777)
Increase in net assets resulting from operations		$9,373,259
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Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$13,235,036	$20,043,289
Net realized gains		29,909,342	62,524,779
Net change in unrealized appreciation (depreciation)	+	(33,771,119)	122,354,781
Increase in net assets from operations		9,373,259	204,922,849
Distributions to Shareholders
Distributions from net investment income		(28,747,467)	(18,825,782)
Distributions from net realized gains	+	(3,533,705)	—
Total distributions		($32,281,172)	($18,825,782)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,691,947	$347,323,431	45,026,202	$469,685,880
Shares reinvested		2,938,618	32,030,934	1,739,337	15,723,609
Shares redeemed	+	(11,256,854)	(126,006,752)	(21,803,712)	(216,356,541)
Net transactions in fund shares		22,373,711	$253,347,613	24,961,827	$269,052,948
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,821,803	$1,226,927,343	83,859,976	$771,777,328
Total increase	+	22,373,711	230,439,700	24,961,827	455,150,015
End of period		131,195,514	$1,457,367,043	108,821,803	$1,226,927,343
Net investment income not yet distributed			$4,589,775		$20,102,206
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Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2035 Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Fund
Schwab Hedged Equity Fund	Schwab Target 2055 Fund
Schwab Health Care Fund	Schwab Target 2060 Fund
Schwab International Core Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2040 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2045 Index Fund
Schwab Balanced Fund™	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab ® Monthly Income Fund - Maximum Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2018, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A fund may also earn rebates as an element of the broker arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statement of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statement of Operations.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Management Risk. The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Short Sales Risk. To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The price of a borrowed security in a short sale transaction may be more or less than the price at which the security was sold by the fund. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price and could result in a loss to the fund.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
% of Average Daily Net Assets	Schwab Health Care Fund
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2018, the aggregate advisory fee paid to CSIM by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*	0.82%	0.86%
*	Excludes dividends and stock loan fees paid on securities sold short.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2018, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Balanced Fund	6.4%	—%	—%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.2%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.4%	—%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	1.0%	—%	—%
Schwab Target 2010 Fund	0.1%	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.2%	0.0%*	0.2%	0.3%
Schwab Target 2020 Fund	1.7%	0.1%	1.6%	2.2%
Schwab Target 2025 Fund	2.3%	0.2%	2.3%	2.6%
Schwab Target 2030 Fund	4.8%	0.9%	5.3%	5.5%
Schwab Target 2035 Fund	2.4%	0.6%	2.8%	2.8%
Schwab Target 2040 Fund	5.8%	1.8%	7.2%	6.8%
Schwab Target 2045 Fund	0.8%	0.3%	1.0%	0.9%
Schwab Target 2050 Fund	0.7%	0.3%	0.9%	0.9%
Schwab Target 2055 Fund	0.4%	0.2%	0.6%	0.5%
Schwab Target 2060 Fund	0.1%	0.0%*	0.1%	0.1%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Core Equity Fund	$1,095,185,863	$1,267,825,786
Schwab Dividend Equity Fund	497,464,532	622,579,846
Schwab Large-Cap Growth Fund	92,427,110	107,173,231
Schwab Small-Cap Equity Fund	342,411,007	401,295,396
Schwab Hedged Equity Fund*	238,858,811	240,151,712
Schwab Health Care Fund	205,698,393	269,193,473
Schwab International Core Equity Fund	783,112,103	556,354,035
*	Including securities sold short.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2018 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Core Equity Fund	$5,656,007	42
Schwab Dividend Equity Fund	2,913,129	22
Schwab Large-Cap Growth Fund	1,957,723	15
Schwab Small-Cap Equity Fund	2,533,071	33
Schwab Hedged Equity Fund	—	—
Schwab Health Care Fund	286,714	2
Schwab International Core Equity Fund	17,636,339	172
The Schwab International Core Equity Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to manage cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

8. Derivatives (continued):
financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2018, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were $1,039 and $2, respectively.
Schwab International Core Equity Fund
Asset Derivatives	Fair Value
Equity Index Futures Contracts[1]	$72,489
Forward Foreign Currency Exchange Contracts[2]	14
Liability Derivatives	Fair Value
Equity Index Futures Contracts[3]	$—
Forward Foreign Currency Exchange Contracts[4]	—
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the Schwab International Core Equity Fund in the Statement of Operations for the period ended April 30, 2018 were:
Schwab International Core Equity Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	$308,923
Change in Unrealized Appreciation (Depreciation)[2]	(131,315)
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—
Change in Unrealized Appreciation (Depreciation)[2]	14
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on forward foreign currency exchange contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2018.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$14	$—	$—	$14
Total	$14	$—	$—	$14
[a]	Represents the net amount due from the counterparty in the event of default.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab Core Equity Fund	$1,679
Schwab Dividend Equity Fund	11,570
Schwab Large-Cap Growth Fund	2,514
Schwab Small-Cap Equity Fund	4,073
Schwab Hedged Equity Fund	9,890
Schwab Health Care Fund	8,956
Schwab International Core Equity Fund	3,125

10. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Tax cost	$1,866,856,315	$1,163,606,154	$192,921,568	$571,738,139	$247,159,497	$608,621,099	$1,347,890,847
Gross unrealized appreciation	$424,731,147	$230,670,811	$61,503,507	$85,443,701	$32,322,689	$213,253,349	$142,654,470
Gross unrealized depreciation	(64,487,646)	(46,984,186)	(5,826,386)	(40,811,437)	(17,086,363)	(17,088,297)	(40,744,034)
Net unrealized appreciation (depreciation)	$360,243,501	$183,686,625	$55,677,121	$44,632,264	$15,236,326	$196,165,052	$101,910,436
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Active Equity Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Schwab Active Equity Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Active Equity Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Active Equity Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
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Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-15
00210774

Semiannual Report  |  April 30, 2018
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2018
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	4.02%
Russell RAFITM US Large Company Index	4.18%
Russell 1000® Index	3.83%
Fund Category: Morningstar Large Value[1]	2.72%
Performance Details	pages 8-9

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	3.58%
Russell RAFITM US Small Company Index	3.70%
Russell 2000® Index	3.27%
Fund Category: Morningstar Small Blend[1]	1.86%
Performance Details	pages 10-11

Schwab Fundamental International Large Company Index Fund[2] (Ticker Symbol: SFNNX)	3.58%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	4.22%
MSCI EAFE® Index (Net)[3]	3.41%
Fund Category: Morningstar Foreign Large Value[1]	2.56%
Performance Details	pages 12-13
Total Return for the 6 Months Ended April 30, 2018
Schwab Fundamental International Small Company Index Fund[2] (Ticker Symbol: SFILX)	3.81%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	4.52%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	5.20%
Fund Category: Morningstar Foreign Small/Mid Blend[1]	3.78%
Performance Details	pages 14-15

Schwab Fundamental Emerging Markets Large Company Index Fund[2] (Ticker Symbol: SFENX)	6.79%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	7.58%
MSCI Emerging Markets Index (Net)[3]	4.80%
Fund Category: Morningstar Diversified Emerging Markets[1]	4.14%
Performance Details	pages 16-17

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Index Funds and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading. Any intellectual property rights in the index values and constituent lists vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of the funds. For full disclaimer please see the funds’ statement of additional information.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. Ending a period of unusually low volatility, many stock prices came under pressure. In this environment, all of the Schwab Fundamental Index Funds generated positive returns in line with their underlying indices over the reporting period.
No one can predict what comes next, of course, but the increased market volatility may very well continue. Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. An investment plan that includes Fundamental Index funds as a complement to market cap index funds may make it easier to be confident about what you own during periods of market turmoil. That’s because Fundamental Index strategies tend to overweight undervalued companies and underweight their holdings of companies that are leading markets higher. This stems from the underlying Fundamental Index methodology which weights holdings on measures of company size such as adjusted sales, cash flows, and dividends plus buybacks, rather than market capitalization.
Fundamental Index strategies have been in the market long enough for us to see the value in this approach within a diversified portfolio over a full market cycle. Charles Schwab Investment Management is one of the few providers of Fundamental Index funds with a track record of 10 or more years. Recently, two of the funds received Thomson Reuters Lipper Fund Awards for their consistently strong, risk-adjusted performance relative to their peers. The Schwab Fundamental International Large Company Index Fund was named best-in-class among 29 international multi-cap value funds over a 10-year

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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President (continued)

“ The Schwab Fundamental International Large Company Index Fund was named best-in-class among 29 international multi-cap value funds over a 10-year period, and the Schwab Fundamental International Small Company Index Fund was named as best-in-class among 19 international small- and mid-cap core funds over five years.”
period, and the Schwab Fundamental International Small Company Index Fund was named as best-in-class among 19 international small- and mid-cap core funds over five years.1
We know it can be difficult to stand firm when volatility spikes, but we believe a strong investment foundation can help you stay on track to reach your financial goals. We’re here to serve investors over the long-term, with funds that seek consistent, repeatable performance at a competitive cost and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
Management views may have changed since the report date.
[1]	The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. The Lipper Fund Awards are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper Fund Award. For more information, see www.lipperfundawards.com. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, global equity markets generated positive returns. In the first half of the reporting period, strong corporate earnings, solid global economic growth, and generally accommodative monetary policies contributed to the continued rally in stocks, as did overall upbeat consumer sentiment. The second half of the reporting period, however, was marked by significant market volatility, driven by concerns about rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Growth stocks continued to outperform value, while emerging markets generally outperformed U.S. markets, though both generally outperformed equities from international developed countries. Meanwhile, the U.S. dollar generally weakened against a basket of international currencies over the six-month reporting period, enhancing returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 3.27% for the reporting period. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 3.41%, and the MSCI Emerging Markets Index (Net)* returned 4.80% for the same period.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 straight months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment. Meanwhile, emerging market economies also continued to participate in the
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment (continued)

global recovery. After coming out of its worst recession in history in mid-2017, Brazil saw steady economic growth amid lower inflation and supportive financial conditions. In China, economic activity remained strong at the end of 2017 and the beginning of 2018, while the election of President Cyril Ramaphosa in South Africa in February reduced political uncertainty and raised business confidence.
During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	4.02%	11.19%	11.37%	9.44%
Russell RAFITM US Large Company Index[3]	4.18%	11.44%	11.75%	N/A
Fundamental U.S. Large Company Spliced Index	4.18%	11.44%	11.75%	9.69%
Russell 1000® Index	3.83%	13.17%	12.84%	9.10%
Fund Category: Morningstar Large Value[4]	2.72%	9.43%	10.01%	7.26%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental US Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFITM US Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	659
Weighted Average Market Cap (millions)	$147,443
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[2]	4%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	3.58%	9.22%	11.77%	10.73%
Russell RAFITM US Small Company Index[3]	3.70%	9.44%	12.10%	N/A
Fundamental U.S. Small Company Spliced Index	3.70%	9.44%	12.10%	11.25%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
Fund Category: Morningstar Small Blend[4]	1.86%	8.96%	10.54%	8.76%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental US Small Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFITM US Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	883
Weighted Average Market Cap (millions)	$5,133
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	10%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	3.58%	15.70%	6.88%	2.80%
Russell RAFITM Developed ex US Large Company Index (Net)[3,4]	4.22%	16.22%	7.17%	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	4.22%	16.22%	7.17%	3.26%
MSCI EAFE® Index (Net)[3]	3.41%	14.51%	5.90%	2.43%
Fund Category: Morningstar Foreign Large Value[5]	2.56%	12.40%	4.92%	1.84%
Fund Expense Ratio[6]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	847
Weighted Average Market Cap (millions)	$63,570
Price/Earnings Ratio (P/E)	13.6
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[2]	5%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
13
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	3.81%	16.70%	9.68%	6.90%
Russell RAFITM Developed ex US Small Company Index (Net)[3,4]	4.52%	17.37%	10.22%	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	4.52%	17.37%	10.22%	7.91%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	5.20%	18.93%	9.65%	5.36%
Fund Category: Morningstar Foreign Small/Mid Blend[5]	3.78%	16.73%	8.58%	5.74%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Small Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	1,472
Weighted Average Market Cap (millions)	$4,003
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[2]	8%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
15
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	6.79%	17.99%	4.51%	1.66%
Russell RAFITM Emerging Markets Large Company Index (Net)[3,4]	7.58%	19.42%	5.42%	N/A
Fundamental Emerging Markets Large Company Spliced Index	7.58%	19.42%	5.42%	3.04%
MSCI Emerging Markets Index (Net)[3]	4.80%	21.71%	4.74%	2.17%
Fund Category: Morningstar Diversified Emerging Markets[5]	4.14%	18.01%	3.76%	2.07%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Emerging Markets Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
16
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	315
Weighted Average Market Cap (millions)	$84,470
Price/Earnings Ratio (P/E)	11.7
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[2]	8%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
17
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,040.20	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$1,035.80	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,035.80	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$1,038.10	$1.97
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$1,067.90	$2.00
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$16.89	$15.12	$15.14	$15.56	$13.65	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.18 [1]	0.35 [1]	0.34 [1]	0.33 [1]	0.26	0.24
Net realized and unrealized gains (losses)	0.50	2.52	0.44	(0.10)	1.87	2.89
Total from investment operations	0.68	2.87	0.78	0.23	2.13	3.13
Less distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.34)	(0.26)	(0.22)	(0.24)
Distributions from net realized gains	(0.20)	(0.76)	(0.46)	(0.39)	—	—
Total distributions	(0.56)	(1.10)	(0.80)	(0.65)	(0.22)	(0.24)
Net asset value at end of period	$17.01	$16.89	$15.12	$15.14	$15.56	$13.65
Total return	4.02% [2]	19.69%	5.61%	1.44%	15.74%	29.67%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.31% [4]	0.39%	0.39%	0.39%	0.41%
Net operating expenses	N/A [5]	0.30% [4]	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.14% [3]	2.19%	2.33%	2.16%	1.95%	2.03%
Portfolio turnover rate	4% [2]	15%	11%	12%	14%	10%
Net assets, end of period (x 1,000,000)	$5,271	$5,367	$4,569	$4,886	$4,465	$3,020

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 100.0% of net assets

Automobiles & Components 1.5%
Ford Motor Co.	2,152,931	0.5	24,198,944
General Motors Co.	687,868	0.5	25,272,270
Other Securities		0.5	30,856,074
		1.5	80,327,288

Banks 4.9%
Bank of America Corp.	1,050,094	0.6	31,418,813
Citigroup, Inc.	531,552	0.7	36,289,055
JPMorgan Chase & Co.	614,643	1.3	66,860,866
Wells Fargo & Co.	1,042,813	1.0	54,184,564
Other Securities		1.3	69,356,345
		4.9	258,109,643

Capital Goods 7.9%
Caterpillar, Inc.	171,177	0.5	24,711,112
General Electric Co.	2,962,978	0.8	41,689,100
The Boeing Co.	88,292	0.6	29,450,680
United Technologies Corp.	230,442	0.5	27,687,606
Other Securities		5.5	293,313,025
		7.9	416,851,523

Commercial & Professional Services 0.5%
Other Securities		0.5	29,044,081

Consumer Durables & Apparel 1.4%
Other Securities		1.4	72,068,872

Consumer Services 1.8%
McDonald's Corp.	187,748	0.6	31,436,525
Other Securities		1.2	62,188,129
		1.8	93,624,654

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	315,886	1.2	61,196,595
The Charles Schwab Corp. (a)	61,215	0.1	3,408,451
The Goldman Sachs Group, Inc.	101,509	0.5	24,192,640
Other Securities		3.0	164,953,752
		4.8	253,751,438

Energy 14.7%
Chevron Corp.	1,062,522	2.5	132,932,127
ConocoPhillips	829,982	1.0	54,363,821
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	2,576,491	3.8	200,322,175
Marathon Petroleum Corp.	368,952	0.5	27,638,194
Occidental Petroleum Corp.	311,030	0.5	24,030,178
Phillips 66	368,508	0.8	41,018,625
Schlumberger Ltd.	467,460	0.6	32,049,058
Valero Energy Corp.	438,746	0.9	48,670,094
Other Securities		4.1	214,237,818
		14.7	775,262,090

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	138,863	0.5	27,378,229
Walmart, Inc.	841,162	1.4	74,409,191
Other Securities		1.0	51,485,363
		2.9	153,272,783

Food, Beverage & Tobacco 4.1%
PepsiCo, Inc.	301,833	0.6	30,467,023
Philip Morris International, Inc.	344,038	0.5	28,211,116
The Coca-Cola Co.	786,573	0.6	33,987,819
Other Securities		2.4	122,571,438
		4.1	215,237,396

Health Care Equipment & Services 6.2%
Anthem, Inc.	114,100	0.5	26,926,459
CVS Health Corp.	629,556	0.8	43,961,895
Express Scripts Holding Co. *	401,647	0.6	30,404,678
UnitedHealth Group, Inc.	190,286	0.9	44,983,610
Other Securities		3.4	182,230,896
		6.2	328,507,538

Household & Personal Products 1.5%
The Procter & Gamble Co.	676,945	0.9	48,970,201
Other Securities		0.6	28,452,520
		1.5	77,422,721

Insurance 3.7%
American International Group, Inc.	543,692	0.6	30,446,752
Other Securities		3.1	163,086,390
		3.7	193,533,142

Materials 3.8%
DowDuPont, Inc.	487,838	0.6	30,850,875
Other Securities		3.2	170,748,303
		3.8	201,599,178

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 2.8%
Comcast Corp., Class A	976,694	0.6	30,658,425
The Walt Disney Co.	363,762	0.7	36,496,241
Other Securities		1.5	81,803,997
		2.8	148,958,663

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Johnson & Johnson	448,917	1.1	56,783,511
Merck & Co., Inc.	765,892	0.9	45,088,062
Pfizer, Inc.	1,980,764	1.4	72,515,770
Other Securities		2.2	123,288,038
		5.6	297,675,381

Real Estate 1.3%
Other Securities		1.3	67,764,597

Retailing 5.1%
Lowe's Cos., Inc.	290,895	0.5	23,978,475
Target Corp.	406,833	0.6	29,536,076
The Home Depot, Inc.	232,223	0.8	42,914,810
Other Securities		3.2	171,563,958
		5.1	267,993,319

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	1,587,296	1.6	81,936,220
Other Securities		1.7	90,213,770
		3.3	172,149,990

Software & Services 7.2%
International Business Machines Corp.	410,111	1.1	59,449,691
Microsoft Corp.	1,064,918	1.9	99,591,131
Oracle Corp.	698,204	0.6	31,886,977
Other Securities		3.6	186,203,704
		7.2	377,131,503

Technology Hardware & Equipment 5.8%
Apple, Inc.	979,997	3.1	161,954,304
Cisco Systems, Inc.	1,095,461	0.9	48,517,968
Other Securities		1.8	97,960,694
		5.8	308,432,966

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 3.2%
AT&T, Inc.	2,257,594	1.4	73,823,324
Verizon Communications, Inc.	1,342,439	1.3	66,249,364
Other Securities		0.5	26,249,892
		3.2	166,322,580

Transportation 2.3%
Union Pacific Corp.	199,135	0.5	26,610,410
Other Securities		1.8	93,307,507
		2.3	119,917,917

Utilities 3.7%
Other Securities		3.7	194,089,434
Total Common Stock
(Cost $3,608,809,465)			5,269,048,697

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	11,636,225
Total Other Investment Company
(Cost $11,636,225)			11,636,225

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	47	6,220,450	(51,003)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,078,993.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	65,715	—	(4,500)	61,215	$545,445	$128,425	$11,379

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,269,048,697	$—	$—	$5,269,048,697
Other Investment Company[1]	11,636,225	—	—	11,636,225
Liabilities
Futures Contracts[2]	(51,003)	—	—	(51,003)
Total	$5,280,633,919	$—	$—	$5,280,633,919
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,057,161)		$3,408,451
Investments in unaffiliated issuers, at value (cost $3,607,752,304) including securities on loan of $11,078,993		5,265,640,246
Collateral invested for securities on loan, at value (cost $11,636,225)		11,636,225
Deposit with broker for futures contracts		295,800
Receivables:
Dividends		5,578,482
Fund shares sold		3,670,931
Income from securities on loan	+	60,924
Total assets		5,290,291,059
Liabilities
Collateral held for securities on loan		11,636,225
Payables:
Investment adviser fees		1,089,116
Fund shares redeemed		5,769,695
Due to custodian		468,508
Variation margin on futures contracts	+	62,228
Total liabilities		19,025,772
Net Assets
Total assets		5,290,291,059
Total liabilities	–	19,025,772
Net assets		$5,271,265,287
Net Assets by Source
Capital received from investors		3,500,183,494
Net investment income not yet distributed		34,830,977
Net realized capital gains		76,062,587
Net unrealized capital appreciation		1,660,188,229

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,271,265,287		309,801,533		$17.01

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$11,379
Dividends received from unaffiliated issuers		63,924,081
Securities on loan, net	+	453,088
Total investment income		64,388,548
Expenses
Investment adviser fees		6,733,754
Total expenses	–	6,733,754
Net investment income		57,654,794
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		128,425
Net realized gains on unaffiliated issuers		91,774,094
Net realized gains on futures contracts	+	987,291
Net realized gains		92,889,810
Net change in unrealized appreciation (depreciation) on affiliated issuer		545,445
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		69,878,164
Net change in unrealized appreciation (depreciation) on futures contracts	+	(105,707)
Net change in unrealized appreciation (depreciation)	+	70,317,902
Net realized and unrealized gains		163,207,712
Increase in net assets resulting from operations		$220,862,506
24
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$57,654,794	$113,877,752
Net realized gains		92,889,810	56,381,221
Net change in unrealized appreciation (depreciation)	+	70,317,902	741,362,515
Increase in net assets from operations		220,862,506	911,621,488
Distributions to Shareholders
Distributions from net investment income		(113,330,624)	(106,432,914)
Distributions from net realized gains	+	(63,777,785)	(235,982,514)
Total distributions		($177,108,409)	($342,415,428)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,623,207	$373,261,341	69,847,473	$1,104,160,813
Shares reinvested		9,158,434	157,982,986	14,226,127	219,082,355
Shares redeemed	+	(38,747,511)	(670,929,643)	(68,569,481)	(1,094,190,189)
Net transactions in fund shares		(7,965,870)	($139,685,316)	15,504,119	$229,052,979
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		317,767,403	$5,367,196,506	302,263,284	$4,568,937,467
Total increase or decrease	+	(7,965,870)	(95,931,219)	15,504,119	798,259,039
End of period		309,801,533	$5,271,265,287	317,767,403	$5,367,196,506
Net investment income not yet distributed			$34,830,977		$90,506,807
25
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$15.32	$12.69	$12.82	$13.51	$12.78	$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.21 [1]	0.18 [1]	0.18 [1]	0.14	0.16
Net realized and unrealized gains (losses)	0.43	2.68	0.43	(0.03)	1.23	3.35
Total from investment operations	0.56	2.89	0.61	0.15	1.37	3.51
Less distributions:
Distributions from net investment income	(0.21)	(0.17)	(0.18)	(0.16)	(0.12)	(0.20)
Distributions from net realized gains	(0.82)	(0.09)	(0.56)	(0.68)	(0.52)	(0.84)
Total distributions	(1.03)	(0.26)	(0.74)	(0.84)	(0.64)	(1.04)
Net asset value at end of period	$14.85	$15.32	$12.69	$12.82	$13.51	$12.78
Total return	3.58% [2]	22.94%	5.37%	1.01%	10.99%	37.55%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.33% [4]	0.43%	0.43%	0.44%	0.48%
Net operating expenses	N/A [5]	0.30% [4]	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.68% [3]	1.43%	1.50%	1.37%	1.14%	1.41%
Portfolio turnover rate	10% [2]	27%	30%	31%	29%	27%
Net assets, end of period (x 1,000,000)	$1,729	$1,727	$1,361	$1,416	$1,208	$849

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
Gentex Corp.	183,200	0.2	4,165,968
Other Securities		0.9	14,005,508
		1.1	18,171,476

Banks 6.0%
East West Bancorp, Inc.	60,400	0.2	4,023,848
SVB Financial Group *	13,200	0.2	3,954,852
Other Securities		5.6	95,180,329
		6.0	103,159,029

Capital Goods 12.0%
Curtiss-Wright Corp.	30,500	0.2	3,905,220
GATX Corp.	59,200	0.2	3,862,208
Hexcel Corp.	59,085	0.2	3,927,380
MRC Global, Inc. *	219,400	0.2	4,109,362
NOW, Inc. *	333,600	0.2	4,046,568
Sensata Technologies Holding plc *	78,100	0.2	3,961,232
Teledyne Technologies, Inc. *	21,700	0.2	4,059,853
Other Securities		10.6	180,141,344
		12.0	208,013,167

Commercial & Professional Services 5.5%
Copart, Inc. *	100,200	0.3	5,118,216
KAR Auction Services, Inc.	82,800	0.2	4,304,772
Verisk Analytics, Inc. *	42,000	0.3	4,470,900
Other Securities		4.7	80,830,505
		5.5	94,724,393

Consumer Durables & Apparel 3.6%
Brunswick Corp.	70,000	0.2	4,191,600
Deckers Outdoor Corp. *	50,550	0.3	4,714,293
lululemon Athletica, Inc. *	46,500	0.3	4,640,700
Other Securities		2.8	48,885,723
		3.6	62,432,316

Consumer Services 5.4%
Domino's Pizza, Inc.	19,500	0.3	4,713,735
Hilton Worldwide Holdings, Inc.	54,100	0.2	4,265,244
Other Securities		4.9	83,446,951
		5.4	92,425,930

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.2%
Cannae Holdings, Inc. *	237,100	0.3	4,898,486
E*TRADE Financial Corp. *	76,500	0.3	4,642,020
Other Securities		3.6	63,264,133
		4.2	72,804,639

Energy 5.4%
California Resources Corp. *	168,500	0.2	4,288,325
Denbury Resources, Inc. *	1,175,400	0.2	3,867,066
Energen Corp. *	60,600	0.2	3,965,664
Oil States International, Inc. *	145,900	0.3	5,245,105
Other Securities		4.5	76,732,752
		5.4	94,098,912

Food & Staples Retailing 1.1%
Other Securities		1.1	19,184,094

Food, Beverage & Tobacco 2.3%
Flowers Foods, Inc.	202,250	0.3	4,572,872
Other Securities		2.0	34,698,257
		2.3	39,271,129

Health Care Equipment & Services 4.1%
Other Securities		4.1	70,678,580

Household & Personal Products 0.7%
Other Securities		0.7	11,685,237

Insurance 3.0%
Primerica, Inc.	42,900	0.2	4,150,575
The Hanover Insurance Group, Inc.	36,900	0.2	4,237,965
Other Securities		2.6	44,077,059
		3.0	52,465,599

Materials 6.4%
AptarGroup, Inc.	45,500	0.2	4,254,250
Cabot Corp.	70,300	0.2	3,926,958
Southern Copper Corp.	81,300	0.2	4,293,453
Other Securities		5.8	98,391,757
		6.4	110,866,418

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 1.9%
Cinemark Holdings, Inc.	99,800	0.2	3,909,166
Other Securities		1.7	29,584,522
		1.9	33,493,688

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Illumina, Inc. *	17,260	0.2	4,158,452
Other Securities		2.1	36,294,571
		2.3	40,453,023

Real Estate 10.5%
Camden Property Trust	46,100	0.2	3,936,940
Rayonier, Inc.	113,700	0.2	4,228,503
UDR, Inc.	107,800	0.2	3,896,970
Other Securities		9.9	168,639,476
		10.5	180,701,889

Retailing 5.3%
DSW, Inc., Class A	190,936	0.2	4,257,873
Genesco, Inc. *	108,900	0.3	4,655,475
Guess?, Inc.	257,100	0.3	5,987,859
Netflix, Inc. *	14,490	0.3	4,527,545
Other Securities		4.2	72,193,304
		5.3	91,622,056

Semiconductors & Semiconductor Equipment 2.0%
Cree, Inc. *	114,700	0.2	4,280,604
Other Securities		1.8	30,207,118
		2.0	34,487,722

Software & Services 6.3%
ANSYS, Inc. *	24,300	0.2	3,928,338
Convergys Corp.	166,700	0.2	3,894,112
Jack Henry & Associates, Inc.	33,180	0.2	3,964,346
Red Hat, Inc. *	34,200	0.3	5,576,652
salesforce.com, Inc. *	32,233	0.2	3,899,871
VeriSign, Inc. *	36,000	0.2	4,227,120
Other Securities		5.0	83,352,916
		6.3	108,843,355

Technology Hardware & Equipment 4.3%
Other Securities		4.3	74,523,615

Telecommunication Services 0.5%
Other Securities		0.5	8,891,140

Transportation 2.8%
Landstar System, Inc.	39,770	0.2	4,042,620
SkyWest, Inc.	77,000	0.3	4,381,300
Other Securities		2.3	40,098,768
		2.8	48,522,688

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.9%
Other Securities		2.9	49,805,932
Total Common Stock
(Cost $1,286,674,395)			1,721,326,027

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $492)			—

Other Investment Companies 2.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (c)	7,422,102	0.4	7,422,102

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	34,878,029	2.0	34,878,029
Total Other Investment Companies
(Cost $42,300,131)			42,300,131

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 06/15/18	107	8,259,330	(23,270)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,244,237.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,540,624,138	$—	$—	$1,540,624,138
Real Estate	180,701,889	—	— *	180,701,889
Rights [1]
Technology Hardware & Equipment	—	—	— *	—
Other Investment Companies[1]	42,300,131	—	—	42,300,131
Liabilities
Futures Contracts[2]	(23,270)	—	—	(23,270)
Total	$1,763,602,888	$—	$—	$1,763,602,888
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,294,096,989) including securities on loan of $33,244,237		$1,728,748,129
Collateral invested for securities on loan, at value (cost $34,878,029)		34,878,029
Foreign currency, at value (cost $34)		28
Deposit with broker for futures contracts		863,500
Receivables:
Fund shares sold		1,240,867
Dividends		690,398
Income from securities on loan	+	98,015
Total assets		1,766,518,966
Liabilities
Collateral held for securities on loan		34,878,029
Payables:
Investments bought		962,640
Investment adviser fees		356,296
Fund shares redeemed		1,242,880
Due to custodian		95,760
Variation margin on futures contracts	+	74,880
Total liabilities		37,610,485
Net Assets
Total assets		1,766,518,966
Total liabilities	–	37,610,485
Net assets		$1,728,908,481
Net Assets by Source
Capital received from investors		1,241,460,748
Net investment income not yet distributed		7,833,501
Net realized capital gains		44,986,368
Net unrealized capital appreciation		434,627,864

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,728,908,481		116,400,592		$14.85

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,530)		$16,012,045
Securities on loan, net	+	728,500
Total investment income		16,740,545
Expenses
Investment adviser fees		2,167,824
Total expenses	–	2,167,824
Net investment income		14,572,721
Realized and Unrealized Gains (Losses)
Net realized gains on investments		49,625,439
Net realized gains on futures contracts	+	835,711
Net realized gains		50,461,150
Net change in unrealized appreciation (depreciation) on investments		(2,838,333)
Net change in unrealized appreciation (depreciation) on futures contracts		21,789
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1
Net change in unrealized appreciation (depreciation)	+	(2,816,543)
Net realized and unrealized gains		47,644,607
Increase in net assets resulting from operations		$62,217,328
31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$14,572,721	$23,637,757
Net realized gains		50,461,150	88,679,626
Net change in unrealized appreciation (depreciation)	+	(2,816,543)	206,556,217
Increase in net assets from operations		62,217,328	318,873,600
Distributions to Shareholders
Distributions from net investment income		(23,799,007)	(19,300,337)
Distributions from net realized gains	+	(91,483,740)	(10,058,079)
Total distributions		($115,282,747)	($29,358,416)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,397,658	$141,141,084	29,918,575	$427,349,828
Shares reinvested		7,369,651	110,397,376	1,290,347	18,451,962
Shares redeemed	+	(13,094,299)	(196,938,867)	(25,684,515)	(368,759,520)
Net transactions in fund shares		3,673,010	$54,599,593	5,524,407	$77,042,270
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,727,582	$1,727,374,307	107,203,175	$1,360,816,853
Total increase	+	3,673,010	1,534,174	5,524,407	366,557,454
End of period		116,400,592	$1,728,908,481	112,727,582	$1,727,374,307
Net investment income not yet distributed			$7,833,501		$17,059,787
32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$9.55	$7.96	$8.19	$8.84	$9.05	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.25 [1]	0.24 [1]	0.25 [1]	0.30	0.23
Net realized and unrealized gains (losses)	0.20	1.59	(0.25)	(0.60)	(0.26)	1.87
Total from investment operations	0.34	1.84	(0.01)	(0.35)	0.04	2.10
Less distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.22)	(0.30)	(0.25)	(0.21)
Net asset value at end of period	$9.63	$9.55	$7.96	$8.19	$8.84	$9.05
Total return	3.58% [2]	23.83%	0.07%	(4.07%)	0.39%	30.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.34% [4]	0.46%	0.46%	0.48%	0.52%
Net operating expenses	N/A [5]	0.29% [4]	0.35%	0.35%	0.35%	0.34% [6]
Net investment income (loss)	2.85% [3]	2.92%	3.20%	2.96%	3.52%	2.95%
Portfolio turnover rate	5% [2]	11%	18%	11%	8%	22%
Net assets, end of period (x 1,000,000)	$1,445	$1,372	$971	$1,173	$908	$646

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
6
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets

Australia 6.0%
Australia & New Zealand Banking Group Ltd.	282,748	0.4	5,683,853
BHP Billiton Ltd.	493,755	0.8	11,518,933
Commonwealth Bank of Australia	136,562	0.5	7,353,102
Wesfarmers Ltd.	214,823	0.5	7,067,587
Westpac Banking Corp.	308,802	0.5	6,633,203
Other Securities		3.3	47,694,188
		6.0	85,950,866

Austria 0.3%
Other Securities		0.3	4,654,433

Belgium 0.8%
Other Securities		0.8	11,917,521

Canada 7.0%
Royal Bank of Canada	87,544	0.5	6,657,421
Suncor Energy, Inc.	204,937	0.5	7,837,071
The Toronto-Dominion Bank	99,752	0.4	5,602,334
Other Securities		5.6	81,541,585
		7.0	101,638,411

Denmark 0.8%
Other Securities		0.8	11,528,212

Finland 1.0%
Other Securities		1.0	14,156,014

France 9.7%
BNP Paribas S.A.	86,700	0.5	6,693,176
Engie S.A.	431,083	0.5	7,561,833
Orange S.A.	369,781	0.5	6,722,478
Sanofi (a)	100,547	0.6	7,949,473
TOTAL S.A.	423,471	1.8	26,615,866
Other Securities		5.8	84,830,960
		9.7	140,373,786

Germany 8.8%
Allianz SE	36,592	0.6	8,654,879
BASF SE	110,276	0.8	11,473,491
Bayer AG	53,753	0.4	6,424,534
Bayerische Motoren Werke AG	66,141	0.5	7,353,681
Security	Number of Shares	% of Net Assets	Value ($)
Daimler AG	144,768	0.8	11,381,378
Deutsche Telekom AG	453,334	0.5	7,934,983
E.ON SE	581,060	0.4	6,362,466
Siemens AG	68,748	0.6	8,730,642
Other Securities		4.2	59,157,341
		8.8	127,473,395

Hong Kong 1.5%
Other Securities		1.5	22,134,595

Ireland 0.8%
Other Securities		0.8	10,950,078

Israel 0.4%
Other Securities		0.4	5,528,697

Italy 3.3%
Enel S.p.A.	1,324,943	0.6	8,405,068
Eni S.p.A.	710,136	1.0	13,882,024
UniCredit S.p.A.	274,965	0.4	5,961,218
Other Securities		1.3	19,678,587
		3.3	47,926,897

Japan 22.4%
Hitachi Ltd.	862,000	0.4	6,291,355
Honda Motor Co., Ltd.	267,100	0.6	9,184,483
Mitsubishi UFJ Financial Group, Inc.	1,103,434	0.5	7,394,489
Nippon Telegraph & Telephone Corp.	121,208	0.4	5,751,944
Sumitomo Mitsui Financial Group, Inc.	133,710	0.4	5,572,798
Toyota Motor Corp.	274,518	1.2	18,000,789
Other Securities		18.9	271,468,180
		22.4	323,664,038

Luxembourg 0.5%
Other Securities		0.5	6,898,666

Netherlands 5.1%
Royal Dutch Shell plc, A Shares	456,625	1.1	15,979,023
Royal Dutch Shell plc, B Shares	719,427	1.8	25,682,701
Other Securities		2.2	32,183,697
		5.1	73,845,421

34
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.1%
Other Securities		0.1	1,817,967

Norway 1.0%
Statoil A.S.A.	281,924	0.5	7,209,559
Other Securities		0.5	6,862,827
		1.0	14,072,386

Portugal 0.2%
Other Securities		0.2	3,274,607

Singapore 0.9%
Other Securities		0.9	13,125,316

Spain 3.5%
Banco Santander S.A.	2,261,992	1.0	14,614,553
Telefonica S.A.	1,001,954	0.7	10,210,392
Other Securities		1.8	26,331,684
		3.5	51,156,629

Sweden 2.4%
Other Securities		2.4	33,911,496

Switzerland 6.0%
Glencore plc *	2,046,934	0.7	9,860,069
Nestle S.A.	191,013	1.0	14,797,792
Novartis AG	143,761	0.8	11,065,901
Roche Holding AG	40,694	0.6	9,041,692
Other Securities		2.9	41,459,292
		6.0	86,224,746

United Kingdom 15.9%
AstraZeneca plc	119,930	0.6	8,395,376
BHP Billiton plc	333,835	0.5	7,118,166
BP plc	4,693,602	2.4	34,863,879
British American Tobacco plc	135,081	0.5	7,408,852
GlaxoSmithKline plc	491,584	0.7	9,859,778
HSBC Holdings plc	1,686,063	1.2	16,786,405
Rio Tinto plc	139,914	0.5	7,626,137
Tesco plc	1,767,774	0.4	5,725,707
Vodafone Group plc	3,987,294	0.8	11,635,762
Other Securities		8.3	119,714,599
		15.9	229,134,661
Total Common Stock
(Cost $1,295,565,346)			1,421,358,838

Preferred Stock 0.8% of net assets

Germany 0.7%
Volkswagen AG	38,648	0.6	7,970,563
Other Securities		0.1	1,568,864
		0.7	9,539,427

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	1,624,578

Spain 0.0%
Other Securities		0.0	202,929
Total Preferred Stock
(Cost $9,731,705)			11,366,934

Rights 0.0% of net assets

United Kingdom 0.0%
Other Securities		0.0	20,016
Total Rights
(Cost $20,257)			20,016

Other Investment Company 1.0% of net assets

United States 1.0%
Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	14,805,926	1.0	14,805,926
Total Other Investment Company
(Cost $14,805,926)			14,805,926
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Other Securities		0.2	3,312,474
Total Short-Term Investments
(Cost $3,312,474)			3,312,474

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	106	10,740,450	62,389
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $1,314,544,889 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,898,628.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$629,147,148	$—	$629,147,148
Australia	—	85,950,866	— *	85,950,866
Canada	101,638,411	—	—	101,638,411
Denmark	423,437	11,104,775	—	11,528,212
France	2,113	140,371,673	—	140,373,786
Ireland	4,817,404	6,132,674	—	10,950,078
Israel	946,085	4,582,612	—	5,528,697
Netherlands	416,104	73,429,317	— *	73,845,421
Singapore	749,281	12,376,035	—	13,125,316
Sweden	1,127,092	32,784,404	—	33,911,496
Switzerland	1,891,977	84,332,769	—	86,224,746
United Kingdom	6,168,979	222,965,682	— *	229,134,661
Preferred Stock[1]	—	11,366,934	—	11,366,934
Rights [1]
United Kingdom	—	—	20,016	20,016
Other Investment Company[1]	14,805,926	—	—	14,805,926
Short-Term Investments[1]	—	3,312,474	—	3,312,474
Futures Contracts[2]	62,389	—	—	62,389
Total	$133,049,198	$1,317,857,363	$20,016	$1,450,926,577
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $27,291,551 and $4,457,248 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note 2(a) for additional information). There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,308,629,782) including securities on loan of $13,898,628		$1,436,058,262
Collateral invested for securities on loan, at value (cost $14,805,926)		14,805,926
Foreign currency, at value (cost $106,747)		104,797
Deposit with broker for futures contracts		711,000
Receivables:
Dividends		5,639,198
Fund shares sold		2,107,861
Foreign tax reclaims		1,579,640
Income from securities on loan		69,677
Interest	+	49
Total assets		1,461,076,410
Liabilities
Collateral held for securities on loan		14,805,926
Payables:
Investments bought		20,016
Investment adviser fees		294,984
Fund shares redeemed		788,099
Variation margin on futures contracts	+	41,585
Total liabilities		15,950,610
Net Assets
Total assets		1,461,076,410
Total liabilities	–	15,950,610
Net assets		$1,445,125,800
Net Assets by Source
Capital received from investors		1,325,629,596
Net investment income not yet distributed		12,833,530
Net realized capital losses		(20,708,753)
Net unrealized capital appreciation		127,371,427

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,445,125,800		150,051,716		$9.63

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,326,494)		$21,525,243
Interest		17,244
Securities on loan, net	+	324,531
Total investment income		21,867,018
Expenses
Investment adviser fees		1,761,174
Total expenses	–	1,761,174
Net investment income		20,105,844
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $32)		15,251,283
Net realized gains on futures contracts		198,109
Net realized gains on foreign currency transactions	+	81,298
Net realized gains		15,530,690
Net change in unrealized appreciation (depreciation) on investments		12,686,242
Net change in unrealized appreciation (depreciation) on futures contracts		13,493
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(113,954)
Net change in unrealized appreciation (depreciation)	+	12,585,781
Net realized and unrealized gains		28,116,471
Increase in net assets resulting from operations		$48,222,315
38
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$20,105,844	$34,119,655
Net realized gains		15,530,690	15,949,709
Net change in unrealized appreciation (depreciation)	+	12,585,781	198,940,838
Increase in net assets from operations		48,222,315	249,010,202
Distributions to Shareholders
Distributions from net investment income		($37,237,239)	($31,144,306)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,797,140	$171,945,301	47,237,656	$406,561,858
Shares reinvested		3,400,366	32,133,460	2,127,749	16,766,662
Shares redeemed	+	(14,808,212)	(141,831,563)	(27,724,391)	(240,708,374)
Net transactions in fund shares		6,389,294	$62,247,198	21,641,014	$182,620,146
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		143,662,422	$1,371,893,526	122,021,408	$971,407,484
Total increase	+	6,389,294	73,232,274	21,641,014	400,486,042
End of period		150,051,716	$1,445,125,800	143,662,422	$1,371,893,526
Net investment income not yet distributed			$12,833,530		$29,964,925
39
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$14.58	$11.93	$11.25	$11.15	$11.47	$9.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.27	0.25	0.22	0.22	0.22
Net realized and unrealized gains (losses)	0.38	2.67	0.66	0.12	(0.23)	2.42
Total from investment operations	0.54	2.94	0.91	0.34	(0.01)	2.64
Less distributions:
Distributions from net investment income	(0.34)	(0.29)	(0.23)	(0.19)	(0.31)	(0.30)
Distributions from net realized gains	(0.20)	—	—	(0.05)	—	—
Total distributions	(0.54)	(0.29)	(0.23)	(0.24)	(0.31)	(0.30)
Net asset value at end of period	$14.58	$14.58	$11.93	$11.25	$11.15	$11.47
Total return	3.81% [2]	25.23%	8.29%	3.09%	(0.07%)	29.75%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.48% [4]	0.68%	0.71%	0.80%	0.93%
Net operating expenses	N/A [5]	0.43% [4]	0.49%	0.49%	0.49%	0.47% [6],[7]
Net investment income (loss)	2.17% [3]	2.04%	2.24%	1.98%	1.87%	2.21%
Portfolio turnover rate	8% [2]	21%	40%	37%	41%	29%
Net assets, end of period (x 1,000,000)	$861	$749	$476	$427	$275	$150

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
6
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
7
The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets

Australia 5.6%
Qantas Airways Ltd.	288,507	0.1	1,247,729
Other Securities		5.5	46,700,054
		5.6	47,947,783

Austria 1.1%
Wienerberger AG	51,252	0.2	1,291,443
Other Securities		0.9	7,956,547
		1.1	9,247,990

Belgium 1.1%
Other Securities		1.1	9,539,315

Canada 8.5%
Linamar Corp.	22,932	0.1	1,285,064
Precision Drilling Corp. *	363,800	0.2	1,297,717
Other Securities		8.2	70,343,101
		8.5	72,925,882

Denmark 1.3%
Other Securities		1.3	11,652,187

Finland 1.4%
Other Securities		1.4	11,943,475

France 3.6%
Dassault Systemes S.A.	10,251	0.2	1,328,426
Edenred	37,922	0.2	1,306,430
Elis S.A.	64,208	0.2	1,535,617
Other Securities		3.0	27,262,658
		3.6	31,433,131

Germany 2.5%
Other Securities		2.5	21,603,681

Greece 0.0%
Other Securities		0.0	—

Hong Kong 4.5%
Techtronic Industries Co., Ltd.	213,500	0.1	1,250,723
Tingyi (Cayman Islands) Holding Corp.	744,000	0.2	1,410,525
Security	Number of Shares	% of Net Assets	Value ($)
Wynn Macau Ltd.	394,000	0.2	1,455,972
Other Securities		4.0	34,334,137
		4.5	38,451,357

Ireland 0.8%
Other Securities		0.8	6,824,868

Israel 0.8%
Other Securities		0.8	6,632,649

Italy 3.0%
A2A S.p.A	640,474	0.1	1,287,829
Banca Popolare Di Sondrio Scarl	274,868	0.2	1,298,603
Unipol Gruppo S.p.A.	255,233	0.2	1,367,062
Other Securities		2.5	21,516,988
		3.0	25,470,482

Japan 37.7%
COMSYS Holdings Corp.	46,900	0.2	1,304,743
Hitachi High-Technologies Corp.	28,500	0.2	1,329,259
Kamigumi Co., Ltd.	58,400	0.2	1,314,677
Kanematsu Corp.	90,500	0.2	1,382,258
Kinden Corp.	75,700	0.2	1,320,274
Leopalace21 Corp.	167,600	0.2	1,453,582
Marui Group Co., Ltd.	63,800	0.2	1,324,145
Mitsui E&S Holdings Co., Ltd. *	74,500	0.1	1,276,751
Nichirei Corp.	43,700	0.1	1,265,965
Nissin Foods Holdings Co., Ltd.	18,800	0.2	1,384,322
Nomura Research Institute Ltd.	27,460	0.2	1,414,321
Otsuka Corp.	31,000	0.2	1,436,460
Rengo Co., Ltd.	146,200	0.1	1,256,812
Santen Pharmaceutical Co., Ltd.	75,200	0.1	1,262,932
Shimadzu Corp.	49,000	0.2	1,329,921
Sysmex Corp.	16,700	0.2	1,475,232
The Chiba Bank Ltd.	158,000	0.1	1,274,810
TIS, Inc.	38,200	0.2	1,515,365
Toho Holdings Co., Ltd.	55,300	0.2	1,349,586
Tsuruha Holdings, Inc.	9,100	0.2	1,306,214
Yaskawa Electric Corp.	36,700	0.2	1,489,929
Other Securities		34.0	296,210,349
		37.7	324,677,907

Luxembourg 0.5%
Other Securities		0.5	4,629,616

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.5%
Aalberts Industries N.V.	25,662	0.1	1,263,517
Other Securities		2.4	20,145,408
		2.5	21,408,925

New Zealand 1.0%
Other Securities		1.0	8,615,760

Norway 1.8%
Petroleum Geo-Services A.S.A. *	489,337	0.2	2,106,183
TGS Nopec Geophysical Co. A.S.A.	46,954	0.2	1,480,643
Other Securities		1.4	11,518,864
		1.8	15,105,690

Portugal 0.5%
Other Securities		0.5	4,034,408

Singapore 1.8%
City Developments Ltd.	139,700	0.2	1,327,555
Other Securities		1.6	14,396,140
		1.8	15,723,695

Spain 1.6%
Other Securities		1.6	14,097,997

Sweden 2.2%
Other Securities		2.2	18,910,390

Switzerland 3.0%
Vifor Pharma AG	8,479	0.2	1,338,081
Other Securities		2.8	24,471,911
		3.0	25,809,992

United Kingdom 12.0%
Avon Products, Inc. *	546,277	0.2	1,382,081
IG Group Holdings plc	126,109	0.2	1,439,975
Intermediate Capital Group plc	83,834	0.1	1,249,122
Janus Henderson Group plc	48,157	0.2	1,521,280
London Stock Exchange Group plc	23,713	0.2	1,401,150
Melrose Industries plc	1,492,274	0.5	4,679,245
NEX Group plc	105,059	0.2	1,425,655
Premier Oil plc *	1,276,107	0.2	1,654,035
Tullow Oil plc *	477,102	0.2	1,493,077
Other Securities		10.0	87,475,070
		12.0	103,720,690
Total Common Stock
(Cost $677,834,826)			850,407,870

Preferred Stock 0.2% of net assets

Germany 0.1%
Other Securities		0.1	886,886

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	424,659

Sweden 0.0%
Other Securities		0.0	205,013
Total Preferred Stock
(Cost $1,383,760)			1,516,558

Rights 0.0% of net assets

France 0.0%
Other Securities		0.0	12
Total Rights
(Cost $—)			12

Other Investment Company 3.2% of net assets

United States 3.2%
Securities Lending Collateral 3.2%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	28,093,539	3.2	28,093,539
Total Other Investment Company
(Cost $28,093,539)			28,093,539
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Sumitomo Mitsui Banking Corp. 1.05%, 05/01/18 (d)	3,160,027	0.4	3,160,027
Other Securities		0.4	3,552,864
		0.8	6,712,891
Total Short-Term Investments
(Cost $6,712,891)			6,712,891

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	82	8,308,650	(22,520)
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $729,066,398 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,551,657.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

43
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$339,783,597	$—	$339,783,597
Australia	911,769	47,036,014	— *	47,947,783
Austria	1,881,428	7,366,562	—	9,247,990
Belgium	2,259,406	7,279,909	—	9,539,315
Canada	72,324,770	601,112	—	72,925,882
Denmark	652,712	10,999,475	—	11,652,187
Finland	591,201	11,352,274	—	11,943,475
France	2,267,281	29,165,850	—	31,433,131
Germany	1,820,195	19,783,486	—	21,603,681
Greece	—	—	— *	—
Hong Kong	5,733,305	32,608,161	109,891	38,451,357
Ireland	4,809,752	2,015,116	—	6,824,868
Israel	256,174	6,376,475	—	6,632,649
Italy	1,853,993	23,616,489	— *	25,470,482
Luxembourg	1,060,538	3,569,078	— *	4,629,616
Netherlands	3,201,516	18,207,409	—	21,408,925
New Zealand	380,523	8,235,237	—	8,615,760
Portugal	—	4,034,408	— *	4,034,408
Singapore	453,840	15,269,855	— *	15,723,695
Spain	789,171	13,308,826	— *	14,097,997
Sweden	803,149	18,107,241	—	18,910,390
Switzerland	637,538	25,172,454	—	25,809,992
United Kingdom	19,854,865	83,865,825	— *	103,720,690
Preferred Stock[1]	—	1,311,545	—	1,311,545
Sweden	205,013	—	—	205,013
Rights [1]
France	—	—	12	12
Other Investment Company[1]	28,093,539	—	—	28,093,539
Short-Term Investments[1]	—	6,712,891	—	6,712,891
Liabilities
Futures Contracts[2]	(22,520)	—	—	(22,520)
Total	$150,819,158	$735,779,289	$109,903	$886,708,350
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended April 30, 2018. The transfers in the amount of $60,015,979 and $11,161,352 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note 2(a) for additional information). The transfers into Level 3 from Level 1 were the result of fair valued securities for which no quoted market price was available. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $685,931,477) including securities on loan of $26,551,657		$858,637,331
Collateral invested for securities on loan, at value (cost $28,093,539)		28,093,539
Foreign currency, at value (cost $106,041)		105,072
Deposit with broker for futures contracts		684,000
Receivables:
Investments sold		346,174
Dividends		3,845,116
Fund shares sold		2,012,835
Foreign tax reclaims		324,199
Income from securities on loan		103,688
Interest	+	92
Total assets		894,152,046
Liabilities
Collateral held for securities on loan		28,093,539
Payables:
Investments bought		4,584,854
Investment adviser fees		272,176
Fund shares redeemed		549,395
Variation margin on futures contracts		28,620
Due to custodian	+	42
Total liabilities		33,528,626
Net Assets
Total assets		894,152,046
Total liabilities	–	33,528,626
Net assets		$860,623,420
Net Assets by Source
Capital received from investors		687,071,006
Distributions in excess of net investment income		(1,356,405)
Net realized capital gains		2,296,574
Net unrealized capital appreciation		172,612,245

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$860,623,420		59,025,562		$14.58

45
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,153,190)		$9,232,155
Income from non-cash dividends		528,106
Interest		15,581
Securities on loan, net	+	566,505
Total investment income		10,342,347
Expenses
Investment adviser fees		1,578,018
Total expenses	–	1,578,018
Net investment income		8,764,329
Realized and Unrealized Gains (Losses)
Net realized gains on investments		6,924,509
Net realized gains on futures contracts		162,196
Net realized gains on foreign currency transactions	+	10,437
Net realized gains		7,097,142
Net change in unrealized appreciation (depreciation) on investments		13,336,501
Net change in unrealized appreciation (depreciation) on futures contracts		(49,317)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(58,783)
Net change in unrealized appreciation (depreciation)	+	13,228,401
Net realized and unrealized gains		20,325,543
Increase in net assets resulting from operations		$29,089,872
46
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$8,764,329	$12,125,718
Net realized gains		7,097,142	12,939,457
Net change in unrealized appreciation (depreciation)	+	13,228,401	110,860,769
Increase in net assets from operations		29,089,872	135,925,944
Distributions to Shareholders
Distributions from net investment income		(18,210,525)	(11,632,113)
Distributions from net realized gains	+	(10,892,127)	—
Total distributions		($29,102,652)	($11,632,113)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,608,513	$155,468,288	19,026,529	$247,977,626
Shares reinvested		1,937,196	27,682,532	784,700	9,086,829
Shares redeemed	+	(4,882,689)	(71,237,455)	(8,321,425)	(108,260,435)
Net transactions in fund shares		7,663,020	$111,913,365	11,489,804	$148,804,020
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,362,542	$748,722,835	39,872,738	$475,624,984
Total increase	+	7,663,020	111,900,585	11,489,804	273,097,851
End of period		59,025,562	$860,623,420	51,362,542	$748,722,835
Distributions in excess of net investment income/Net investment income not yet distributed			($1,356,405)		$8,089,791
47
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$9.38	$7.86	$6.67	$8.60	$9.24	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.22 [1]	0.16 [1]	0.20 [1]	0.20	0.19
Net realized and unrealized gains (losses)	0.55	1.47	1.22	(1.92)	(0.66)	0.43
Total from investment operations	0.62	1.69	1.38	(1.72)	(0.46)	0.62
Less distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.19)	(0.21)	(0.18)	(0.24)
Net asset value at end of period	$9.78	$9.38	$7.86	$6.67	$8.60	$9.24
Total return	6.79% [2]	21.96%	21.64%	(20.28%)	(5.03%)	7.11%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.57% [4]	0.88%	0.85%	0.85%	0.88%
Net operating expenses	N/A [5]	0.43% [4]	0.49%	0.49%	0.49%	0.51% [6],[7]
Net investment income (loss)	1.35% [3]	2.62%	2.41%	2.61%	2.35%	2.22%
Portfolio turnover rate	8% [2]	18%	20%	27%	19%	22%
Net assets, end of period (x 1,000,000)	$611	$554	$336	$304	$346	$353

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
6
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
7
The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
48
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 92.4% of net assets

Brazil 6.3%
Ambev S.A.	557,850	0.6	3,715,072
Banco do Brasil S.A.	316,115	0.5	3,311,664
Petroleo Brasileiro S.A. *	1,008,958	1.2	7,093,696
Vale S.A.	952,297	2.2	13,230,274
Other Securities		1.8	11,297,103
		6.3	38,647,809

Chile 0.7%
Other Securities		0.7	4,049,324

China 20.3%
Agricultural Bank of China Ltd., Class H	5,144,600	0.5	2,900,587
Bank of China Ltd., Class H	16,488,234	1.5	8,950,326
China Construction Bank Corp., Class H	18,357,960	3.1	19,232,873
China Mobile Ltd.	1,105,055	1.7	10,527,295
China Petroleum & Chemical Corp., Class H	13,383,400	2.1	13,033,542
China Unicom (Hong Kong) Ltd. *	1,757,056	0.4	2,484,563
CNOOC Ltd.	4,907,075	1.4	8,301,362
Industrial & Commercial Bank of China Ltd., Class H	13,182,172	1.9	11,572,379
PetroChina Co., Ltd., Class H	7,292,000	0.9	5,373,250
Other Securities		6.8	41,359,597
		20.3	123,735,774

Colombia 0.7%
Ecopetrol S.A.	2,809,821	0.5	3,100,956
Other Securities		0.2	912,333
		0.7	4,013,289

Czech Republic 0.2%
Other Securities		0.2	1,459,864

Greece 0.8%
Other Securities		0.8	4,854,036

Hungary 0.4%
Other Securities		0.4	2,603,678

Security	Number of Shares	% of Net Assets	Value ($)
India 4.3%
Infosys Ltd.	182,316	0.5	3,267,522
Reliance Industries Ltd.	352,226	0.8	5,061,955
Other Securities		3.0	17,899,738
		4.3	26,229,215

Indonesia 1.2%
Other Securities		1.2	7,252,047

Malaysia 2.0%
Tenaga Nasional Berhad	591,000	0.4	2,379,764
Other Securities		1.6	10,027,920
		2.0	12,407,684

Mexico 3.7%
America Movil S.A.B. de C.V., Series L	10,592,119	1.6	9,803,716
Fomento Economico Mexicano S.A.B. de C.V.	245,715	0.4	2,375,160
Other Securities		1.7	10,438,607
		3.7	22,617,483

Peru 0.2%
Other Securities		0.2	971,808

Philippines 0.1%
Other Securities		0.1	735,198

Poland 1.5%
Other Securities		1.5	9,419,754

Republic of Korea 18.5%
Hyundai Mobis Co., Ltd.	16,637	0.6	3,852,855
Hyundai Motor Co.	42,655	1.0	6,361,898
KB Financial Group, Inc.	45,847	0.4	2,604,800
Kia Motors Corp.	132,897	0.7	4,103,153
Korea Electric Power Corp.	99,651	0.6	3,485,966
LG Chem Ltd.	8,115	0.4	2,716,324
LG Electronics, Inc.	37,344	0.6	3,540,913
POSCO	24,187	1.4	8,333,889
Samsung Electronics Co., Ltd. (a)	14,164	5.8	35,143,111
Shinhan Financial Group Co., Ltd.	63,692	0.5	2,835,992
SK Hynix, Inc.	58,119	0.7	4,570,710

49
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
SK Innovation Co., Ltd.	24,434	0.7	4,477,439
Other Securities		5.1	30,891,728
		18.5	112,918,778

Russia 11.6%
Gazprom PJSC	8,864,710	3.4	20,542,733
Gazprom PJSC ADR	699,000	0.5	3,225,529
Lukoil PJSC	257,396	2.8	16,989,423
NovaTek PJSC	232,770	0.5	2,846,209
Rosneft PJSC	414,680	0.4	2,522,092
Sberbank of Russia PJSC	1,388,920	0.8	5,006,486
Surgutneftegas OJSC	14,284,405	1.1	6,678,045
Tatneft PJSC	366,840	0.6	3,909,135
Other Securities		1.5	9,228,206
		11.6	70,947,858

South Africa 5.7%
MTN Group Ltd.	636,969	1.0	6,399,839
Sasol Ltd.	190,926	1.1	6,825,100
Standard Bank Group Ltd.	201,460	0.6	3,455,157
Other Securities		3.0	18,337,741
		5.7	35,017,837

Taiwan 11.2%
Hon Hai Precision Industry Co., Ltd.	3,716,466	1.7	10,336,910
Taiwan Semiconductor Manufacturing Co., Ltd.	1,485,803	1.9	11,317,863
Other Securities		7.6	46,573,640
		11.2	68,228,413

Thailand 1.8%
PTT PCL	2,298,870	0.7	4,099,657
Other Securities		1.1	6,829,409
		1.8	10,929,066

Turkey 1.1%
Other Securities		1.1	6,625,396

United Arab Emirates 0.1%
Other Securities		0.1	648,998
Total Common Stock
(Cost $446,995,897)			564,313,309

Preferred Stock 7.3% of net assets

Brazil 4.9%
Banco Bradesco S.A.	498,995	0.8	4,924,143
Itau Unibanco Holding S.A.	529,686	1.3	7,712,743
Petroleo Brasileiro S.A. *	1,318,454	1.4	8,644,921
Other Securities		1.4	9,002,453
		4.9	30,284,260

Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.2%
Other Securities		0.2	994,244

Republic of Korea 0.9%
Samsung Electronics Co., Ltd. (a)	1,867	0.6	3,712,331
Other Securities		0.3	2,117,326
		0.9	5,829,657

Russia 1.3%
Transneft PJSC	2,154	1.0	5,898,722
Other Securities		0.3	1,854,127
		1.3	7,752,849
Total Preferred Stock
(Cost $28,210,527)			44,861,010
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	431,598
Total Short-Term Investments
(Cost $431,598)			431,598

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index expires 06/15/18	31	1,785,910	(7,007)
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $378,369,575 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

50
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$81,705,072	$—	$81,705,072
Brazil	38,647,809	—	—	38,647,809
Chile	3,391,039	658,285	—	4,049,324
China	4,348,207	119,387,567	—	123,735,774
Colombia	4,013,289	—	—	4,013,289
Czech Republic	1,459,864	—	—	1,459,864
Mexico	22,617,483	—	—	22,617,483
Peru	971,808	—	—	971,808
Republic of Korea	—	77,775,667	35,143,111	112,918,778
Russia	67,722,329	3,225,529	—	70,947,858
South Africa	8,321,074	26,696,763	—	35,017,837
Taiwan	1,425,047	66,803,366	—	68,228,413
Preferred Stock
Brazil	30,284,260	—	—	30,284,260
Colombia	994,244	—	—	994,244
Republic of Korea	—	2,117,326	3,712,331	5,829,657
Russia	7,752,849	—	—	7,752,849
Short-Term Investments[1]	—	431,598	—	431,598
Liabilities
Futures Contracts[2]	(7,007)	—	—	(7,007)
Total	$191,942,295	$378,801,173	$38,855,442	$609,598,910
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2017	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2018
Common Stock
Republic of Korea	$—	($78,785)	$299,668	$2,870,036	($1,537,325)	$33,589,517	$—	$35,143,111
Preferred Stock
Republic of Korea	—	279,623	(357,552)	59,364	(839,594)	4,570,490	—	3,712,331
Total	$—	$200,838	($57,884)	$2,929,400	($2,376,919)	$38,160,007	$—	$38,855,442
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2018 was ($57,884).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. The transfers in the amount of $10,995,304 and $11,627,392 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note 2(a) for additional information) The transfers into Level 3 from Level 2 were the result of fair valued securities for which no quoted market price was available.
51
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $475,638,022)		$609,605,917
Foreign currency, at value (cost $804,166)		803,282
Deposit with broker for futures contracts		223,600
Receivables:
Fund shares sold		1,177,623
Dividends		255,352
Foreign tax reclaims		945
Income from securities on loan	+	18
Total assets		612,066,737
Liabilities
Payables:
Investment adviser fees		195,153
Foreign capital gains tax		799,585
Fund shares redeemed		335,558
Variation margin on futures contracts	+	13,447
Total liabilities		1,343,743
Net Assets
Total assets		612,066,737
Total liabilities	–	1,343,743
Net assets		$610,722,994
Net Assets by Source
Capital received from investors		560,807,268
Net investment income not yet distributed		1,251,308
Net realized capital losses		(84,487,585)
Net unrealized capital appreciation		133,152,003

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$610,722,994		62,439,152		$9.78

52
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $834,974)		$5,113,829
Interest		4,627
Securities on loan, net	+	9,644
Total investment income		5,128,100
Expenses
Investment adviser fees		1,146,978
Total expenses	–	1,146,978
Net investment income		3,981,122
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $9,065)		6,981,861
Net realized gains on futures contracts		50,041
Net realized losses on foreign currency transactions	+	(35,589)
Net realized gains		6,996,313
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $37,286)		26,563,629
Net change in unrealized appreciation (depreciation) on futures contracts		(3,401)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(773)
Net change in unrealized appreciation (depreciation)	+	26,559,455
Net realized and unrealized gains		33,555,768
Increase in net assets resulting from operations		$37,536,890
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See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$3,981,122	$11,355,338
Net realized gains (losses)		6,996,313	(5,078,956)
Net change in unrealized appreciation (depreciation)	+	26,559,455	81,527,660
Increase in net assets from operations		37,536,890	87,804,042
Distributions to Shareholders
Distributions from net investment income		($13,342,949)	($7,176,164)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,190,763	$89,706,098	29,666,825	$251,074,987
Shares reinvested		1,270,204	11,718,182	660,956	4,970,387
Shares redeemed	+	(7,027,472)	(68,556,393)	(14,015,317)	(118,606,299)
Net transactions in fund shares		3,433,495	$32,867,887	16,312,464	$137,439,075
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,005,657	$553,661,166	42,693,193	$335,594,213
Total increase	+	3,433,495	57,061,828	16,312,464	218,066,953
End of period		62,439,152	$610,722,994	59,005,657	$553,661,166
Net investment income not yet distributed			$1,251,308		$10,613,135
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab® International Core Equity Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2010 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2030 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2040 Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2045 Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Target 2050 Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab International Index Fund®	Schwab Target 2010 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2030 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2035 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2040 Index Fund
Schwab Balanced Fund™	Schwab Target 2045 Index Fund
Schwab Core Equity Fund™	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Hedged Equity Fund™	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab Fundamental International Large Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its respective index.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund will not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
ETF Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.25%	0.25%	0.25%	0.39%	0.39%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. CSIM pays all applicable licensing fees.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2018, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.7%	3.0%	2.9%	4.0%	5.8%
Schwab MarketTrack Balanced Portfolio	0.9%	1.4%	1.1%	1.6%	2.2%
Schwab MarketTrack Conservative Portfolio	0.3%	0.4%	0.3%	0.5%	0.7%
Schwab MarketTrack Growth Portfolio	1.8%	2.8%	2.3%	3.3%	4.5%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $47,807 for Schwab Fundamental International Large Company Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2018, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund	$66,324,357	$6,207,207
Schwab Fundamental US Small Company Index Fund	11,471,830	2,154,433
Schwab Fundamental International Large Company Index Fund	—	—
Schwab Fundamental International Small Company Index Fund	—	—
Schwab Fundamental Emerging Markets Large Company Index Fund	12,782,589	29,737

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$20,925,237	158
Schwab Fundamental US Small Company Index Fund	8,462,215	111
Schwab Fundamental International Large Company Index Fund	10,303,409	102
Schwab Fundamental International Small Company Index Fund	8,173,866	80
Schwab Fundamental Emerging Markets Large Company Index Fund	2,517,605	43

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental US Large Company Index Fund	$208,100,874	$431,088,336
Schwab Fundamental US Small Company Index Fund	171,553,639	186,005,348
Schwab Fundamental International Large Company Index Fund	116,531,968	74,544,561
Schwab Fundamental International Small Company Index Fund	153,179,386	62,554,927
Schwab Fundamental Emerging Markets Large Company Index Fund	71,879,576	48,686,660

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab Fundamental US Large Company Index Fund	$31,673
Schwab Fundamental US Small Company Index Fund	7,915
Schwab Fundamental International Large Company Index Fund	3,741
Schwab Fundamental International Small Company Index Fund	2,570
Schwab Fundamental Emerging Markets Large Company Index Fund	9,496
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Financial Notes, unaudited (continued)

10. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Tax cost	$3,646,667,376	$1,340,017,894	$1,339,308,181	$719,351,885	$497,749,560
Gross unrealized appreciation	$1,771,977,194	$514,146,089	$194,057,042	$196,960,980	$131,547,075
Gross unrealized depreciation	(138,010,651)	(90,561,095)	(82,438,646)	(29,604,515)	(19,697,725)
Net unrealized appreciation (depreciation)	$1,633,966,543	$423,584,994	$111,618,396	$167,356,465	$111,849,350
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
October 31, 2018	$—	$—	$20,948,477	$—	$—
No expiration	—	—	—	—	66,260,933
Total	$—	$—	$20,948,477	$—	$66,260,933
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the Schwab Fundamental International Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex-US 1000 Index is composed of the largest 1,000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size, sales, cash flows, book value and dividends. The index is rebalanced and reconstituted annually.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex US Mid Small 1500 Index from inception of the Schwab Fundamental International Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex US Mid Small 1500 Index is designed to track the performance of small and mid-capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Emerging Index from inception of the Schwab Fundamental Emerging Markets Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Emerging Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US 1000 Index from inception of the Schwab Fundamental US Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Large Company Index from October 19, 2012 forward. FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size, book value, income, sales and dividends. The 1,000 equities with the highest fundamental strength are weighted by their fundamental scale. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the Schwab Fundamental US Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Small Company Index from October 19, 2012 forward. The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1,500 listed small and medium sized companies incorporated in the United States, ranked by fundamental value. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

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MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Fundamental Index Funds  |  Semiannual Report

Notes

Schwab Fundamental Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-11
00210777

Semiannual Report  |  April 30, 2018
Laudus MarketMasters Funds™

Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™

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Two distinct Funds, each combining the expertise of leading investment managers with CSIM’s overall supervision.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2018
Laudus Small-Cap MarketMasters Fund
Investor Shares (Ticker Symbol: SWOSX)	2.34%
Select Shares® (Ticker Symbol: SWMSX)	2.49%
Russell 2000® Index	3.27%
Fund Category: Morningstar Small Blend[1]	1.86%
Performance Details	pages 8-9

Laudus International MarketMasters Fund
Investor Shares[2] (Ticker Symbol: SWOIX)	3.52%
Select Shares®[2] (Ticker Symbol: SWMIX)	3.59%
MSCI EAFE® Index (Net)[3]	3.41%
Fund Category: Morningstar Foreign Large Growth[1]	2.85%
Performance Details	pages 10-11

Minimum Initial Investment[4]
Investor Shares	$ 100
Select Shares®	$50,000
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Small-company stocks are subject to greater volatility than other asset categories.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. Ending a period of unusually low volatility, many stock prices came under pressure. No one can predict what comes next, of course, but the increased market volatility may very well continue.
Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. At Charles Schwab Investment Management, we work hard to provide products that can help shareholders build better portfolios, and for many investors, that may mean including exposure to actively managed strategies.
In recent years, it has been challenging for many active managers to keep up with the rising market. Historically low volatility made for stronger correlations between different categories of stocks, and it was difficult for active managers to separate themselves from the pack. Now that volatility has returned, so has greater dispersion among stocks, which can create more opportunities for active managers to produce excess returns. That was the case for the Laudus International MarketMasters Fund for the six-month period ended April 30, 2018, as it slightly outperformed its underlying benchmark. Laudus Small-Cap MarketMasters Fund, on the other hand, fell short of its benchmark over the same period.
Given that not all actively managed strategies are the same, we believe investors should keep diversification in mind when adding exposure to these strategies. Certain multi-manager funds, such as the Laudus MarketMasters Funds, support this goal by combining distinct, complementary strategies all under one fund. The Laudus International MarketMasters Fund, for example, blends large-cap and small-cap approaches as well as growth and value orientations. The portfolio management team here at Charles Schwab Investment Management adds another active dimension to these funds by continually monitoring the sub-advisers to evaluate their performance.

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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
From the President (continued)

“ At Charles Schwab Investment Management, we work hard to provide products that can help shareholders build better portfolios, and for many investors, that may mean including exposure to actively managed strategies.”
We know it can be difficult to stand firm when volatility spikes, but we believe having a diversified portfolio can help give you confidence that you’re on the right track. We’re here to serve investors over the long-term—with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, global equity markets generated positive returns. In the first half of the reporting period, strong corporate earnings, solid global economic growth, and generally accommodative monetary policies contributed to the continued rally in stocks, as did overall upbeat consumer sentiment. The second half of the reporting period, however, was marked by significant market volatility, driven by concerns about rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Growth stocks continued to outperform value, large-cap stocks slightly outperformed small caps, and U.S. companies generally fared slightly better than their international developed counterparts. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the Russell 2000® Index, a U.S. small-cap company performance measure, returned 3.27%. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 3.41% for the six-month reporting period.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
The Investment Environment (continued)

During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Fund Management

Omar Aguilar, Ph.D., Senior Vice President and Chief Investment Officer of Equities and Multi-Asset Strategies, has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.

Jane Shi, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Shi was a vice president investment analyst at Bailard, Inc. since 2006, where she developed quantitative models for domestic equity and tactical asset allocation strategies, and was also responsible for performance measurement and attribution. Prior to that, she was a treasury analyst at Sun Microsystems, Inc.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus Small-Cap MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (9/16/97)	2.34%	7.33%	8.77%	7.05%
Select Shares® (6/9/04)	2.49%	7.56%	8.94%	7.21%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
Fund Category: Morningstar Small Blend[2]	1.86%	8.96%	10.54%	8.76%
Fund Expense Ratios[3]: Investor Shares: Net 1.39%; Gross 1.60% / Select Shares: Net 1.24%; Gross 1.55%

Investment Managers and Allocations4
Investment Managers	Investment Style	% of Net Assets
Wellington Management Company, LLP	Small-Cap Value	37.4%
Voya Investment Management Co. LLC	Small-Cap Growth	34.8%
BNY Mellon Asset Management North America Corp.	Small-/Mid-Cap Core	23.4%
BNY Mellon Asset Management North America Corp.	Small-Cap Blend	0.0% [5]
Cash & other assets		4.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
[5]	Less than 0.05%.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus Small-Cap MarketMasters Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	265
Weighted Average Market Cap (millions)	$3,479
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	34%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus International MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (10/16/96)	3.52%	18.39%	7.39%	5.18%
Select Shares® (4/2/04)	3.59%	18.54%	7.55%	5.33%
MSCI EAFE® Index (Net)[2]	3.41%	14.51%	5.90%	2.43%
MSCI EAFE® Index (Gross)	3.67%	15.07%	6.38%	2.91%
Fund Category: Morningstar Foreign Large Growth[3]	2.85%	16.15%	7.00%	3.36%
Fund Expense Ratios[4]: Investor Shares: Net 1.40%; Gross 1.61% / Select Shares: Net 1.25%; Gross 1.53%

Investment Managers and Allocations5
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	Investment Small-Cap Growth	27.4%
Harris Associates L.P.	International Large-Cap Value	24.2%
Mondrian Investment Partners Limited	International Small-Cap Value	21.6%
William Blair Investment Management, LLC	International Multi-Cap Growth	20.3%
BNY Mellon Asset Management North America Corp.	International Blend	3.5%
Cash & other assets		3.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus International MarketMasters Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	1,230
Weighted Average Market Cap (millions)	$30,069
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[2]	31%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2]
Laudus Small-Cap MarketMasters Fund
Investor Shares
Actual Return	1.35%	$1,000.00	$1,023.40	$6.77
Hypothetical 5% Return	1.35%	$1,000.00	$1,018.11	$6.76
Select Shares
Actual Return	1.20%	$1,000.00	$1,024.90	$6.02
Hypothetical 5% Return	1.20%	$1,000.00	$1,018.85	$6.01
Laudus International MarketMasters Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$1,035.20	$7.06
Hypothetical 5% Return	1.40%	$1,000.00	$1,017.86	$7.00
Select Shares
Actual Return	1.25%	$1,000.00	$1,035.90	$6.31
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
12
Laudus MarketMasters Funds  |  Semiannual Report

Laudus Small-Cap MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$20.19	$16.22	$17.42	$18.02	$17.28	$13.14
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	0.00 [2]	0.01	(0.05)	(0.05)	(0.02)
Net realized and unrealized gains (losses)	0.51	4.19	(0.15)	(0.17) [3]	0.79	4.16
Total from investment operations	0.49	4.19	(0.14)	(0.22)	0.74	4.14
Less distributions:
Distributions from net investment income	—	(0.03)	—	(0.03)	—	—
Distributions from net realized gains	(2.47)	(0.19)	(1.06)	(0.35)	—	—
Total distributions	(2.47)	(0.22)	(1.06)	(0.38)	—	—
Net asset value at end of period	$18.21	$20.19	$16.22	$17.42	$18.02	$17.28
Total return	2.34% [4]	25.89%	(0.64%)	(1.18%)	4.28%	31.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.35% [5]	1.35%	1.35%	1.35%	1.35%	1.35%
Gross operating expenses	1.53% [5]	1.56%	1.56%	1.55%	1.56%	1.59%
Net investment income (loss)	(0.18%) [5]	0.01%	0.04%	(0.26%)	(0.26%)	(0.16%)
Portfolio turnover rate	34% [4]	106%	85%	51%	79%	97%
Net assets, end of period (x 1,000,000)	$62	$65	$55	$62	$70	$76

Select Shares	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$20.60	$16.55	$17.73	$18.33	$17.56	$13.33
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00) [6]	0.03	0.03	(0.02)	(0.02)	(0.00) [6]
Net realized and unrealized gains (losses)	0.53	4.26	(0.15)	(0.17) [3]	0.79	4.23
Total from investment operations	0.53	4.29	(0.12)	(0.19)	0.77	4.23
Less distributions:
Distributions from net investment income	—	(0.05)	—	(0.06)	—	—
Distributions from net realized gains	(2.47)	(0.19)	(1.06)	(0.35)	—	—
Total distributions	(2.47)	(0.24)	(1.06)	(0.41)	—	—
Net asset value at end of period	$18.66	$20.60	$16.55	$17.73	$18.33	$17.56
Total return	2.49% [4]	26.02%	(0.50%)	(0.99%)	4.39%	31.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20% [5]	1.20%	1.20%	1.20%	1.20%	1.20%
Gross operating expenses	1.49% [5]	1.51%	1.52%	1.51%	1.51%	1.53%
Net investment income (loss)	(0.04%) [5]	0.15%	0.19%	(0.09%)	(0.13%)	(0.03%)
Portfolio turnover rate	34% [4]	106%	85%	51%	79%	97%
Net assets, end of period (x 1,000,000)	$121	$122	$98	$107	$122	$113
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Per-share amount was less than ($0.005).
13
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.schwabfunds.com/laudusfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 92.1% of net assets

Automobiles & Components 1.2%
Dana, Inc.	23,556	558,984
Delphi Technologies plc	16,328	790,439
Gentherm, Inc. *	12,650	427,570
Visteon Corp. *	3,137	390,368
		2,167,361

Banks 9.9%
1st Source Corp.	13,810	718,120
Banc of California, Inc.	48,320	927,744
East West Bancorp, Inc.	10,950	729,489
FCB Financial Holdings, Inc., Class A *	8,660	500,548
First Busey Corp.	35,238	1,044,807
First Interstate BancSystem, Inc., Class A	9,568	387,504
First Midwest Bancorp, Inc.	79,159	1,924,355
Flushing Financial Corp.	37,445	970,200
Great Western Bancorp, Inc.	53,679	2,208,354
Home BancShares, Inc.	24,445	568,102
International Bancshares Corp.	30,398	1,209,840
MB Financial, Inc.	36,075	1,537,517
MGIC Investment Corp. *	94,334	945,227
Northwest Bancshares, Inc.	100,079	1,661,311
Pinnacle Financial Partners, Inc.	5,941	380,521
SVB Financial Group *	2,445	732,546
Texas Capital Bancshares, Inc. *	7,015	692,030
Union Bankshares Corp.	24,900	941,469
		18,079,684

Capital Goods 10.8%
Actuant Corp., Class A	18,698	440,338
Albany International Corp., Class A	25,442	1,504,894
Astronics Corp. *	8,950	327,391
Beacon Roofing Supply, Inc. *	10,963	536,639
CIRCOR International, Inc.	23,293	986,924
Cubic Corp.	21,324	1,316,757
Curtiss-Wright Corp.	4,478	573,363
EMCOR Group, Inc.	9,903	728,762
EnPro Industries, Inc.	5,842	439,026
ESCO Technologies, Inc.	23,024	1,285,890
Fluor Corp.	14,706	866,919
GATX Corp.	13,761	897,768
Granite Construction, Inc.	11,021	577,280
Lindsay Corp.	5,690	499,923
Luxfer Holdings plc	53,521	749,294
Mueller Industries, Inc.	58,292	1,584,377
Primoris Services Corp.	25,085	641,925
Regal Beloit Corp.	6,299	448,489
Simpson Manufacturing Co., Inc.	13,365	730,798
Tennant Co.	3,185	235,690
Thermon Group Holdings, Inc. *	54,792	1,248,710
TriMas Corp. *	73,332	1,987,297
Security	Number of Shares	Value ($)
Watts Water Technologies, Inc., Class A	7,186	535,357
Woodward, Inc.	8,685	624,799
		19,768,610

Commercial & Professional Services 7.0%
ACCO Brands Corp.	88,362	1,064,762
Deluxe Corp.	7,388	506,373
Forrester Research, Inc.	31,417	1,250,397
FTI Consulting, Inc. *	27,724	1,619,082
Healthcare Services Group, Inc.	13,474	520,501
Huron Consulting Group, Inc. *	20,196	756,340
ICF International, Inc.	12,770	856,867
Knoll, Inc.	22,009	419,712
Korn/Ferry International	6,263	334,820
Matthews International Corp., Class A	29,728	1,461,131
Mistras Group, Inc. *	38,530	750,179
Navigant Consulting, Inc. *	31,310	669,721
Nielsen Holdings plc	14,863	467,441
SP Plus Corp. *	22,940	806,341
Steelcase, Inc., Class A	41,755	553,254
The Brink's Co.	11,030	814,014
		12,850,935

Consumer Durables & Apparel 1.9%
Helen of Troy Ltd. *	5,130	457,339
iRobot Corp. *	7,600	443,536
Newell Brands, Inc.	26,474	731,477
TopBuild Corp. *	5,985	477,004
TRI Pointe Group, Inc. *	57,610	985,707
Universal Electronics, Inc. *	7,825	362,298
		3,457,361

Consumer Services 3.1%
Boyd Gaming Corp.	21,130	701,727
Dave & Buster's Entertainment, Inc. *	17,084	725,899
Del Taco Restaurants, Inc. *	18,135	202,387
Eldorado Resorts, Inc. *	11,035	446,917
Extended Stay America, Inc.	27,651	541,407
Jack in the Box, Inc.	6,588	590,944
Marriott Vacations Worldwide Corp.	1,335	163,684
Penn National Gaming, Inc. *	11,920	361,295
Planet Fitness, Inc., Class A *	17,264	695,567
Sotheby's *	12,480	658,944
The Cheesecake Factory, Inc.	9,410	488,849
		5,577,620

Diversified Financials 4.1%
Ally Financial, Inc.	24,509	639,685
BrightSphere Investment Group plc	23,780	360,743
Cannae Holdings, Inc. *	14,482	299,198
E*TRADE Financial Corp. *	9,078	550,853
Eaton Vance Corp.	11,470	623,853
Green Dot Corp., Class A *	8,719	530,202
Houlihan Lokey, Inc.	11,875	528,438
Ladder Capital Corp.	1	14

14
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Leucadia National Corp.	49,780	1,196,711
Moelis & Co., Class A	11,135	599,063
OneMain Holdings, Inc. *	33,064	1,020,025
SLM Corp. *	45,190	518,781
Solar Capital Ltd.	27,300	556,374
		7,423,940

Energy 4.7%
Andeavor	3,708	512,890
Arch Coal, Inc., Class A	2,448	197,872
Cabot Oil & Gas Corp.	30,574	731,024
Carrizo Oil & Gas, Inc. *	19,653	394,436
Delek US Holdings, Inc.	11,345	537,413
Dorian LPG Ltd. *	52,069	374,376
Dril-Quip, Inc. *	3,734	154,774
Era Group, Inc. *	31,856	336,081
Parsley Energy, Inc., Class A *	29,913	898,287
PBF Energy, Inc., Class A	12,211	468,048
Resolute Energy Corp. *	21,420	715,214
RSP Permian, Inc. *	11,176	554,441
Scorpio Tankers, Inc.	307,440	817,790
SEACOR Holdings, Inc. *	15,464	848,046
SEACOR Marine Holdings, Inc. *	22,474	532,409
Unit Corp. *	9,507	215,619
US Silica Holdings, Inc.	8,945	269,334
		8,558,054

Food & Staples Retailing 0.4%
Smart & Final Stores, Inc. *	72,910	371,841
U.S. Foods Holding Corp. *	8,000	273,440
		645,281

Health Care Equipment & Services 6.5%
Allscripts Healthcare Solutions, Inc. *	101,435	1,178,675
Amedisys, Inc. *	8,020	530,042
AMN Healthcare Services, Inc. *	18,415	1,231,043
Chemed Corp.	2,764	851,920
CorVel Corp. *	11,176	548,183
DENTSPLY SIRONA, Inc.	8,112	408,358
Encompass Health Corp.	6,806	413,941
Evolent Health, Inc., Class A *	39,502	651,783
Haemonetics Corp. *	9,878	770,879
HealthEquity, Inc. *	8,498	558,064
Hill-Rom Holdings, Inc.	5,792	497,127
Magellan Health, Inc. *	5,460	457,821
Masimo Corp. *	7,951	713,443
Medidata Solutions, Inc. *	11,303	806,582
Merit Medical Systems, Inc. *	14,619	709,021
Natus Medical, Inc. *	12,850	424,693
Omnicell, Inc. *	12,050	519,355
Select Medical Holdings Corp. *	32,343	583,791
		11,854,721

Insurance 1.3%
AMERISAFE, Inc.	8,007	474,815
Kemper Corp.	19,890	1,342,575
Primerica, Inc.	5,055	489,071
		2,306,461

Materials 7.1%
Boise Cascade Co.	12,708	528,653
Cabot Corp.	5,034	281,199
Commercial Metals Co.	20,219	424,801
Security	Number of Shares	Value ($)
Compass Minerals International, Inc.	6,110	411,203
Eagle Materials, Inc.	6,865	679,360
Ferroglobe Representation & Warranty Insurance *(a)	1,153	—
Goldcorp, Inc.	39,841	529,487
Greif, Inc., Class A	33,800	1,977,976
Huntsman Corp.	28,778	856,721
Kinross Gold Corp. *	117,556	456,117
Minerals Technologies, Inc.	6,240	430,872
Neenah, Inc.	11,260	878,280
Orion Engineered Carbons S.A.	48,380	1,296,584
Packaging Corp. of America	4,256	492,377
PolyOne Corp.	10,572	442,438
Sensient Technologies Corp.	21,586	1,438,707
Tahoe Resources, Inc.	75,187	378,191
US Concrete, Inc. *	8,524	498,228
Westlake Chemical Corp.	3,884	415,472
Worthington Industries, Inc.	11,140	496,064
		12,912,730

Media 0.6%
Nexstar Media Group, Inc., Class A	4,867	302,971
Sinclair Broadcast Group, Inc., Class A	25,319	717,793
		1,020,764

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Aerie Pharmaceuticals, Inc. *	5,437	278,374
Amicus Therapeutics, Inc. *	22,260	314,979
Arena Pharmaceuticals, Inc. *	7,370	293,621
Array BioPharma, Inc. *	16,115	218,519
Bluebird Bio, Inc. *	1,624	276,324
Blueprint Medicines Corp. *	4,440	340,637
Catalent, Inc. *	19,786	813,402
Clovis Oncology, Inc. *	5,977	259,282
Dermira, Inc. *	14,397	131,157
Epizyme, Inc. *	15,126	194,369
Esperion Therapeutics, Inc. *	2,855	199,879
Exact Sciences Corp. *	6,821	341,118
FibroGen, Inc. *	7,815	355,192
G1 Therapeutics, Inc. *	3,637	139,479
Immunomedics, Inc. *	7,570	137,850
Insmed, Inc. *	10,615	258,263
Jazz Pharmaceuticals plc *	6,183	940,063
Ligand Pharmaceuticals, Inc. *	1,620	250,857
Loxo Oncology, Inc. *	1,850	232,934
MacroGenics, Inc. *	7,757	178,876
Nektar Therapeutics *	6,290	526,221
Portola Pharmaceuticals, Inc. *	3,784	136,716
PRA Health Sciences, Inc. *	13,539	1,112,500
Puma Biotechnology, Inc. *	2,000	127,500
Radius Health, Inc. *	7,001	211,430
Sage Therapeutics, Inc. *	7,884	1,134,665
Sarepta Therapeutics, Inc. *	3,634	277,492
TherapeuticsMD, Inc. *	294,662	1,620,641
		11,302,340

Real Estate 4.4%
Americold Realty Trust	22,877	471,495
Corporate Office Properties Trust	36,237	996,880
DiamondRock Hospitality Co.	68,326	755,002
EastGroup Properties, Inc.	7,811	701,272
Education Realty Trust, Inc.	33,857	1,114,234
PotlatchDeltic Corp.	30,937	1,604,083
Ramco-Gershenson Properties Trust	81,330	971,893

15
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	61,914	896,515
Urban Edge Properties	21,035	432,690
		7,944,064

Retailing 2.4%
At Home Group, Inc. *	15,759	554,559
Big Lots, Inc.	7,874	334,251
Camping World Holdings, Inc., Class A	16,235	464,808
Five Below, Inc. *	8,415	594,183
Fred's, Inc., Class A	56,646	135,667
Lithia Motors, Inc., Class A	6,444	617,722
National Vision Holdings, Inc. *	13,010	432,973
Nutrisystem, Inc.	8,285	240,265
The Cato Corp., Class A	28,170	456,636
The Children's Place, Inc.	4,602	586,985
		4,418,049

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	66,335	721,725
Entegris, Inc.	18,255	587,811
Integrated Device Technology, Inc. *	24,159	672,345
Maxim Integrated Products, Inc.	8,642	470,989
MKS Instruments, Inc.	4,390	449,536
Monolithic Power Systems, Inc.	4,193	491,000
Power Integrations, Inc.	8,507	576,775
Teradyne, Inc.	9,491	308,932
		4,279,113

Software & Services 7.7%
Acxiom Corp. *	35,434	920,575
Cardlytics, Inc. *	8,652	121,301
CommVault Systems, Inc. *	4,839	338,488
Coupa Software, Inc. *	5,221	242,098
Ebix, Inc.	7,800	604,500
Ellie Mae, Inc. *	3,437	332,942
Envestnet, Inc. *	11,060	600,558
EPAM Systems, Inc. *	6,077	694,905
Euronet Worldwide, Inc. *	5,086	397,267
Fair Isaac Corp. *	5,006	866,939
First Data Corp., Class A *	32,324	585,064
Five9, Inc. *	12,340	362,426
Guidewire Software, Inc. *	6,507	550,622
j2 Global, Inc.	10,332	820,154
MINDBODY, Inc., Class A *	3,990	158,204
Nuance Communications, Inc. *	61,716	908,460
Proofpoint, Inc. *	6,292	742,079
Q2 Holdings, Inc. *	12,221	601,884
Rapid7, Inc. *	14,131	399,059
Stamps.com, Inc. *	2,585	588,734
Talend S.A., ADR *	16,329	796,855
The Trade Desk, Inc., Class A *	9,274	474,551
WNS Holdings Ltd. ADR *	30,770	1,505,576
Zendesk, Inc. *	8,865	432,169
		14,045,410

Technology Hardware & Equipment 6.5%
Belden, Inc.	27,960	1,722,336
CalAmp Corp. *	13,860	273,735
Ciena Corp. *	49,810	1,282,608
Cray, Inc. *	16,680	397,818
CTS Corp.	35,106	1,051,425
Diebold Nixdorf, Inc.	37,505	575,702
Finisar Corp. *	39,966	622,670
Infinera Corp. *	71,150	833,878
Security	Number of Shares	Value ($)
Littelfuse, Inc.	3,020	564,498
Lumentum Holdings, Inc. *	10,285	518,878
NetScout Systems, Inc. *	14,093	382,625
Sanmina Corp. *	6,130	180,835
ScanSource, Inc. *	13,804	473,477
Viavi Solutions, Inc. *	99,680	941,976
Xerox Corp.	37,676	1,184,910
Zebra Technologies Corp., Class A *	6,616	892,035
		11,899,406

Telecommunication Services 0.5%
Boingo Wireless, Inc. *	16,630	390,140
Vonage Holdings Corp. *	49,055	548,435
		938,575

Transportation 3.0%
Allegiant Travel Co.	2,618	419,535
Avis Budget Group, Inc. *	22,532	1,113,306
Forward Air Corp.	16,089	868,645
JB Hunt Transport Services, Inc.	3,204	376,246
Knight-Swift Transportation Holdings, Inc.	27,322	1,065,831
Saia, Inc. *	7,555	499,008
SkyWest, Inc.	15,859	902,377
Werner Enterprises, Inc.	9,007	308,940
		5,553,888

Utilities 0.5%
New Jersey Resources Corp.	11,523	476,476
Spire, Inc.	7,284	525,541
		1,002,017
Total Common Stock
(Cost $148,861,250)		168,006,384

Other Investment Companies 7.6% of net assets

Equity Fund 0.6%
iShares Russell 2000 Growth ETF	5,620	1,073,364

Money Market Fund 7.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	12,782,848	12,782,848
Total Other Investment Companies
(Cost $13,670,319)		13,856,212

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)	1,269	3,591
Tobira Therapeutics, Inc. *(a)	77	793
Total Rights
(Cost $1,413)		4,384

16
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 06/15/18	107	8,259,330	(244,047)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange-traded fund

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$155,093,654	$—	$—	$155,093,654
Materials	12,912,730	—	— *	12,912,730
Other Investment Companies[1]	13,856,212	—	—	13,856,212
Rights [1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	4,384	4,384
Liabilities
Futures Contracts[2]	(244,047)	—	—	(244,047)
Total	$181,618,549	$—	$4,384	$181,622,933
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
17
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $162,532,982)		$181,866,980
Deposit with broker for futures contracts		483,800
Receivables:
Investments sold		1,031,523
Fund shares sold		800,269
Dividends		52,445
Foreign tax reclaims		936
Prepaid expenses	+	19,501
Total assets		184,255,454
Liabilities
Payables:
Investments bought		1,426,993
Investment adviser and administrator fees		151,212
Shareholder service fees		19,706
Independent trustees’ fees		111
Variation margin on futures contracts		80,785
Fund shares redeemed		8,320
Accrued expenses	+	67,602
Total liabilities		1,754,729
Net Assets
Total assets		184,255,454
Total liabilities	–	1,754,729
Net assets		$182,500,725
Net Assets by Source
Capital received from investors		155,734,847
Net investment loss		(80,003)
Net realized capital gains		7,755,930
Net unrealized capital appreciation		19,089,951

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$61,923,226		3,399,942		$18.21
Select Shares	$120,577,499		6,463,120		$18.66

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Laudus Small-Cap MarketMasters Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,692)		$1,078,597
Expenses
Investment adviser and administrator fees		1,083,312
Shareholder service fees:
Investor Shares		75,941
Select Shares		120,370
Custodian fees		32,695
Professional fees		21,611
Portfolio accounting fees		17,622
Registration fees		17,598
Shareholder reports		11,483
Independent trustees’ fees		4,297
Transfer agent fees		2,474
Other expenses	+	3,262
Total expenses		1,390,665
Expense reduction by CSIM and its affiliates	–	232,065
Net expenses	–	1,158,600
Net investment loss		(80,003)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		8,245,647
Net realized gains on futures contracts	+	313,684
Net realized gains		8,559,331
Net change in unrealized appreciation (depreciation) on investments		(3,189,632)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(438,848)
Net change in unrealized appreciation (depreciation)	+	(3,628,480)
Net realized and unrealized gains		4,930,851
Increase in net assets resulting from operations		$4,850,848
19
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Laudus Small-Cap MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income (loss)		($80,003)	$169,982
Net realized gains		8,559,331	21,845,686
Net change in unrealized appreciation (depreciation)	+	(3,628,480)	17,086,998
Increase in net assets from operations		4,850,848	39,102,666
Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	(88,307)
Select Shares	+	—	(286,345)
Total distributions from net investment income		—	(374,652)
Distributions from net realized gains
Investor Shares		(7,861,627)	(624,867)
Select Shares	+	(14,498,285)	(1,055,222)
Total distributions from net realized gains		(22,359,912)	(1,680,089)
Total distributions		($22,359,912)	($2,054,741)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		22,898	$433,133	150,756	$2,838,923
Select Shares	+	195,628	3,664,675	470,039	9,097,237
Total shares sold		218,526	$4,097,808	620,795	$11,936,160
Shares Reinvested
Investor Shares		428,367	$7,843,402	33,695	$630,426
Select Shares	+	771,135	14,458,782	68,980	1,315,446
Total shares reinvested		1,199,502	$22,302,184	102,675	$1,945,872
Shares Redeemed
Investor Shares		(261,880)	($4,890,546)	(361,547)	($6,831,172)
Select Shares	+	(411,562)	(8,033,247)	(552,290)	(10,492,211)
Total shares redeemed		(673,442)	($12,923,793)	(913,837)	($17,323,383)
Net transactions in fund shares		744,586	$13,476,199	(190,367)	($3,441,351)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,118,476	$186,533,590	9,308,843	$152,927,016
Total increase or decrease	+	744,586	(4,032,865)	(190,367)	33,606,574
End of period		9,863,062	$182,500,725	9,118,476	$186,533,590
Net investment loss			($80,003)		$—
20
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Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$26.98	$21.17	$22.71	$22.95	$23.68	$19.03
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.18 [1]	0.17 [1]	0.18 [1]	0.25	0.23
Net realized and unrealized gains (losses)	0.85	5.78	(0.24)	(0.10)	(0.66)	4.85
Total from investment operations	0.91	5.96	(0.07)	0.08	(0.41)	5.08
Less distributions:
Distributions from net investment income	(0.32)	(0.15)	(0.27)	(0.32)	(0.32)	(0.43)
Distributions from net realized gains	(0.86)	—	(1.20)	—	—	—
Total distributions	(1.18)	(0.15)	(1.47)	(0.32)	(0.32)	(0.43)
Net asset value at end of period	$26.71	$26.98	$21.17	$22.71	$22.95	$23.68
Total return	3.52% [2]	28.35%	(0.14%)	0.39%	(1.73%)	27.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.40% [3]	1.40%	1.40%	1.40%	1.40%	1.40%
Gross operating expenses	1.58% [3]	1.61%	1.61%	1.59%	1.59%	1.60%
Net investment income (loss)	0.41% [3]	1.61%	0.81%	0.76%	1.06%	1.10%
Portfolio turnover rate	31% [2]	71%	69%	72%	74%	65%
Net assets, end of period (x 1,000,000)	$509	$512	$447	$536	$631	$675

Select Shares	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$26.96	$21.16	$22.71	$22.95	$23.68	$19.03
Income (loss) from investment operations:
Net investment income (loss)	0.08 [1]	0.22 [1]	0.19 [1]	0.21 [1]	0.28	0.28
Net realized and unrealized gains (losses)	0.85	5.76	(0.23)	(0.10)	(0.65)	4.83
Total from investment operations	0.93	5.98	(0.04)	0.11	(0.37)	5.11
Less distributions:
Distributions from net investment income	(0.36)	(0.18)	(0.31)	(0.35)	(0.36)	(0.46)
Distributions from net realized gains	(0.86)	—	(1.20)	—	—	—
Total distributions	(1.22)	(0.18)	(1.51)	(0.35)	(0.36)	(0.46)
Net asset value at end of period	$26.67	$26.96	$21.16	$22.71	$22.95	$23.68
Total return	3.59% [2]	28.52%	0.00% [4]	0.56%	(1.57%)	27.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25% [3]	1.25%	1.25%	1.25%	1.25%	1.25%
Gross operating expenses	1.51% [3]	1.53%	1.54%	1.50%	1.47%	1.44%
Net investment income (loss)	0.58% [3]	0.92%	0.93%	0.91%	1.20%	1.26%
Portfolio turnover rate	31% [2]	71%	69%	72%	74%	65%
Net assets, end of period (x 1,000,000)	$1,278	$1,229	$1,063	$1,395	$1,592	$1,590
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Less than 0.005%.
21
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.schwabfunds.com/laudusfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 94.5% of net assets

Argentina 0.2%
Grupo Financiero Galicia S.A. ADR	9,502	607,368
Grupo Supervielle S.A. ADR	118,638	3,314,746
		3,922,114

Australia 3.8%
AGL Energy Ltd.	2,729	44,476
ALS Ltd.	589,862	3,442,412
Altium Ltd.	245,432	3,727,210
Alumina Ltd.	10,354	20,380
Amcor Ltd.	4,833	49,804
AMP Ltd.	1,498,123	4,535,068
APA Group	4,955	31,019
Aristocrat Leisure Ltd.	87,499	1,755,280
ASX Ltd.	809	35,566
Aurizon Holdings Ltd.	8,450	28,436
AusNet Services	8,703	11,235
Australia & New Zealand Banking Group Ltd.	12,134	243,920
Bank of Queensland Ltd.	1,590	11,980
Bendigo & Adelaide Bank Ltd.	1,903	15,146
BHP Billiton Ltd.	13,312	310,559
BlueScope Steel Ltd.	2,454	30,158
Boral Ltd.	4,928	25,361
Brambles Ltd.	6,642	49,145
Caltex Australia Ltd.	1,097	25,510
Challenger Ltd.	2,338	18,903
Charter Hall Retail REIT	1,776,835	5,265,567
CIMIC Group Ltd.	395	13,441
Coca-Cola Amatil Ltd.	2,276	15,887
Cochlear Ltd.	243	35,364
Commonwealth Bank of Australia	7,263	391,072
Computershare Ltd.	1,846	23,484
Costa Group Holdings Ltd.	799,076	4,355,565
Crown Resorts Ltd.	1,727	16,762
CSL Ltd.	25,718	3,294,194
Dexus	4,253	30,245
Domino's Pizza Enterprises Ltd.	239	7,566
Flight Centre Travel Group Ltd.	276	11,562
Fortescue Metals Group Ltd.	6,208	21,063
Goodman Group	7,518	51,149
Harvey Norman Holdings Ltd.	2,689	7,088
Healthscope Ltd.	6,723	12,249
Incitec Pivot Ltd.	7,137	20,310
Inghams Group Ltd.	1,388,997	3,919,104
Insurance Australia Group Ltd.	9,835	58,222
InvoCare Ltd.	637,210	6,227,519
James Hardie Industries plc	1,776	31,363
Kogan.com Ltd.	484,621	2,809,933
LendLease Group	2,328	31,222
Macquarie Group Ltd.	1,334	108,639
Medibank Pvt Ltd.	11,594	25,481
Mirvac Group	15,615	26,205
National Australia Bank Ltd.	11,095	241,195
Newcrest Mining Ltd.	3,204	50,783
Security	Number of Shares	Value ($)
NEXTDC Ltd. *	1,036,015	5,320,727
Northern Star Resources Ltd.	707,431	3,376,197
Orica Ltd.	429,805	6,403,713
Origin Energy Ltd. *	7,214	52,668
Pact Group Holdings Ltd.	878,905	3,742,348
QBE Insurance Group Ltd.	5,545	41,413
Ramsay Health Care Ltd.	594	28,878
REA Group Ltd.	247	14,954
Rio Tinto Ltd.	1,753	104,328
Santos Ltd. *	8,053	37,091
Scentre Group	22,038	66,610
SEEK Ltd.	1,421	20,670
Shopping Centres Australasia Property Group	3,390,072	6,054,378
Sonic Healthcare Ltd.	1,682	29,822
South32 Ltd.	21,533	59,754
Stockland	9,898	30,767
Suncorp Group Ltd.	5,348	56,249
Sydney Airport	4,385	23,478
Tabcorp Holdings Ltd.	7,822	25,721
Telstra Corp., Ltd.	17,301	41,135
The GPT Group	7,575	27,468
TPG Telecom Ltd.	1,746	7,324
Transurban Group	9,236	80,480
Treasury Wine Estates Ltd.	3,106	44,366
Vicinity Centres	13,881	25,416
Wesfarmers Ltd.	4,707	154,858
Westfield Corp.	8,235	56,905
Westpac Banking Corp.	14,014	301,027
Woodside Petroleum Ltd.	3,840	93,057
Woolworths Group Ltd.	5,421	113,384
		67,948,988

Austria 0.4%
ANDRITZ AG	289	15,534
Erste Group Bank AG *	1,254	61,323
FACC AG *	155,668	3,820,957
OMV AG	615	38,090
Raiffeisen Bank International AG *	588	19,849
Schoeller-Bleckmann Oilfield Equipment AG *	22,685	2,804,462
voestalpine AG	484	25,534
		6,785,749

Belgium 0.4%
Ageas	802	42,901
Anheuser-Busch InBev S.A./N.V.	3,146	312,503
Colruyt S.A.	267	15,024
Galapagos N.V. *	32,284	2,892,765
Groupe Bruxelles Lambert S.A.	330	37,721
KBC Group N.V.	51,651	4,490,538
Proximus	605	18,540
Solvay S.A.	308	42,834
Telenet Group Holding N.V. *	209	12,214

22
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UCB S.A.	516	38,862
Umicore S.A.	863	47,999
		7,951,901

Brazil 0.7%
BB Seguridade Participacoes S.A.	25,800	202,382
CVC Brasil Operadora e Agencia de Viagens S.A.	315,600	5,224,265
M Dias Branco S.A.	40,900	513,702
Magazine Luiza S.A.	202,394	6,165,067
Via Varejo S.A.	76,900	653,053
		12,758,469

Canada 5.5%
Arizona Mining, Inc. *	914,152	2,883,536
Boralex, Inc., Class A	369,736	6,608,856
BRP, Inc.	147,856	5,981,261
CAE, Inc.	452,817	8,559,421
Cenovus Energy, Inc.	91,400	915,459
Cineplex, Inc.	235,935	5,514,552
Constellation Software, Inc.	2,287	1,634,503
Dollarama, Inc.	13,024	1,499,238
Finning International, Inc.	19,924	502,620
FirstService Corp.	27,184	1,905,495
Innergex Renewable Energy, Inc.	740,500	7,809,003
Interfor Corp. *	282,596	5,284,575
Kirkland Lake Gold Ltd.	216,796	3,782,258
Northview Apartment Real Estate Investment Trust	172,894	3,435,123
Parex Resources, Inc. *	353,108	6,075,124
Premium Brands Holdings Corp.	41,590	3,906,827
Ritchie Bros. Auctioneers, Inc.	190,777	6,234,669
Shopify, Inc., Class A *	13,146	1,756,700
Suncor Energy, Inc.	135,355	5,176,160
The Descartes Systems Group, Inc. *	90,572	2,677,057
The Toronto-Dominion Bank	81,503	4,577,422
TransAlta Renewables, Inc.	430,447	3,841,990
WSP Global, Inc.	170,585	8,445,881
		99,007,730

China 4.3%
3SBio, Inc. *	288,000	618,816
51job, Inc. ADR *	5,675	468,415
Alibaba Group Holding Ltd. ADR *	29,892	5,336,918
Anhui Conch Cement Co., Ltd., Class H	310,000	1,934,858
Baidu, Inc. ADR *	23,030	5,778,227
Baozun, Inc. ADR *	119,359	5,489,320
China Lodging Group Ltd. ADR	4,476	625,118
China Mengniu Dairy Co., Ltd. *	599,000	1,931,050
China Overseas Land & Investment Ltd.	600,000	2,010,379
China Resources Cement Holdings Ltd.	6,160,000	6,462,320
Chinasoft International Ltd. *	4,450,000	3,270,363
CSPC Pharmaceutical Group Ltd.	568,000	1,446,729
GDS Holdings Ltd. ADR *	69,021	2,013,343
Industrial & Commercial Bank of China Ltd., Class H	5,739,000	5,038,159
Li Ning Co., Ltd. *	3,525,500	3,969,563
Lonking Holdings Ltd.	6,384,000	2,901,024
Microport Scientific Corp.	2,946,000	3,430,642
Nexteer Automotive Group Ltd. *	2,409,288	3,706,858
O-Net Technologies Group Ltd. *	1,171,000	748,000
Ping An Insurance Group Co. of China Ltd., Class H	469,500	4,587,672
Security	Number of Shares	Value ($)
Shenzhou International Group Holdings Ltd.	102,000	1,113,456
SINA Corp. *	7,687	734,416
Tencent Holdings Ltd.	126,400	6,214,188
Tingyi (Cayman Islands) Holding Corp.	514,000	974,476
Weibo Corp., ADR *	8,445	967,121
Wisdom Education International Holdings Co., Ltd.	6,656,000	4,746,616
Wuxi Biologics Cayman, Inc. *	82,000	743,817
		77,261,864

Denmark 1.2%
Ambu A/S, Class B	159,001	3,687,424
AP Moeller - Maersk A/S, Series A	15	22,895
AP Moeller - Maersk A/S, Series B	27	43,254
Carlsberg A/S, Class B	436	48,759
Chr. Hansen Holding A/S	409	37,075
Coloplast A/S, Class B	497	42,103
Danske Bank A/S	3,106	108,095
DSV A/S	51,275	4,060,761
Genmab A/S *	2,877	580,861
H. Lundbeck A/S	301	17,437
ISS A/S	689	24,028
Novo Nordisk A/S, Class B	97,139	4,568,245
Novozymes A/S, B Shares	926	43,534
Orsted A/S	36,177	2,381,733
Pandora A/S	449	49,879
Topdanmark A/S	99,081	4,659,747
Tryg A/S	464	10,982
Vestas Wind Systems A/S	882	57,058
William Demant Holding A/S *	486	18,940
		20,462,810

Finland 0.2%
Elisa Oyj	598	26,433
Fortum Oyj	1,866	42,923
Kone Oyj, Class B	1,397	69,383
Metso Oyj	439	15,602
Neste Oyj	539	45,387
Nokia Oyj	24,056	144,341
Nokian Renkaat Oyj	496	19,846
Orion Oyj, Class B	421	12,769
Outotec Oyj *	307,887	2,800,330
Sampo Oyj, A Shares	1,847	99,889
Stora Enso Oyj, R Shares	2,314	45,643
UPM-Kymmene Oyj	2,222	79,285
Wartsila Oyj Abp	1,848	39,237
		3,441,068

France 9.2%
Accor S.A.	775	43,804
Aeroports de Paris	125	27,515
Air Liquide S.A.	1,765	229,408
Airbus SE	2,408	282,658
Alstom S.A.	653	29,730
Amundi S.A.	242	20,581
Arkema S.A.	28,860	3,780,503
Atos SE	392	52,920
AXA S.A.	8,051	230,248
BioMerieux	166	13,123
BNP Paribas S.A.	320,274	24,724,915
Bollore S.A.	3,491	17,351
Bollore S.A. *	17	84
Bouygues S.A.	887	45,242
Bureau Veritas S.A.	184,509	4,824,505

23
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Capgemini SE	662	91,068
Carrefour S.A.	2,361	48,442
Casino Guichard Perrachon S.A.	222	11,515
CNP Assurances	680	17,417
Compagnie de Saint-Gobain	2,062	107,886
Compagnie Generale des Etablissements Michelin	20,415	2,870,816
Credit Agricole S.A.	4,711	77,578
Danone S.A.	62,030	5,024,789
Dassault Aviation S.A.	11	21,932
Dassault Systemes S.A.	20,788	2,693,915
Edenred	945	32,556
Eiffage S.A.	310	36,900
Electricite de France S.A.	2,331	32,713
Engie S.A.	7,567	132,736
Essilor International S.A.	857	117,056
Eurazeo S.A.	193	16,952
Eurofins Scientific SE	2,815	1,518,403
Eutelsat Communications S.A.	709	15,355
Faurecia S.A.	304	24,824
Fonciere Des Regions	131	14,651
Gecina S.A.	205	35,537
Getlink	1,965	27,740
Hermes International	3,603	2,329,843
ICADE	146	14,509
Iliad S.A.	105	21,032
Imerys S.A.	145	13,235
Ingenico Group S.A.	79,818	6,981,924
Ipsen S.A.	7,427	1,202,184
JCDecaux S.A.	305	10,930
Kering S.A.	9,605	5,556,453
Klepierre S.A.	918	37,573
Korian S.A.	187,788	6,565,999
L'Oreal S.A.	1,045	251,625
Lagardere S.C.A.	457	13,071
Legrand S.A.	1,106	86,061
LISI	101,545	3,743,153
LVMH Moet Hennessy Louis Vuitton SE	1,152	400,910
Natixis S.A.	3,811	31,299
Nexity S.A. *	7,791	487,173
Orange S.A.	8,228	149,582
Orpea	8,510	1,090,523
Pernod-Ricard S.A.	13,180	2,189,012
Peugeot S.A.	2,424	59,688
Plastic Omnium S.A.	11,485	551,940
Publicis Groupe S.A.	135,062	10,099,924
Remy Cointreau S.A.	92	12,675
Renault S.A.	789	85,513
Rexel S.A.	1,203	18,649
Rubis SCA	251,986	19,606,076
Safran S.A.	55,381	6,495,639
Sanofi	12,010	949,538
Schneider Electric SE *	2,344	212,470
SCOR SE	731	29,644
SEB S.A.	89	17,053
SES S.A.	1,500	23,143
Societe BIC S.A.	114	11,626
Societe Generale S.A.	3,161	172,998
Sodexo S.A.	373	36,938
SOITEC *	32,997	2,683,212
Solutions 30 SE *	117,573	5,810,355
STMicroelectronics N.V.	2,602	56,815
Suez	1,556	22,440
Teleperformance	25,276	4,061,912
Thales S.A.	26,683	3,382,301
TOTAL S.A.	136,158	8,557,760
Trigano S.A.	14,732	2,776,185
UbiSoft Entertainment S.A. *	322	30,766
Security	Number of Shares	Value ($)
Valeo S.A.	172,901	11,560,024
Veolia Environnement S.A.	2,000	47,317
Vinci S.A.	45,626	4,561,854
Vivendi S.A.	4,253	112,159
Wendel S.A.	112	16,916
Worldline S.A. *	92,148	4,647,554
		165,180,543

Georgia 0.0%
BGEO Group plc	11,439	546,828

Germany 9.3%
1&1 Drillisch AG	213	15,401
adidas AG	16,704	4,105,331
Aixtron SE *	190,212	2,699,813
Allianz SE	81,545	19,287,334
Aurelius Equity Opportunities SE & Co. KGaA	41,328	3,123,310
Axel Springer SE	220	18,021
BASF SE	3,806	395,989
Bayer AG	93,927	11,226,113
Bayerische Motoren Werke AG	171,366	19,052,795
Beiersdorf AG	420	47,518
Brenntag AG	635	36,368
Carl Zeiss Meditec AG, Class B	74,420	5,061,463
Commerzbank AG *	4,433	57,113
Continental AG	39,231	10,448,574
Covestro AG	22,021	2,000,934
Daimler AG	252,675	19,864,816
Deutsche Bank AG	8,528	116,589
Deutsche Boerse AG	799	107,457
Deutsche Lufthansa AG	952	27,670
Deutsche Post AG	4,029	174,876
Deutsche Telekom AG	13,773	241,077
Deutsche Wohnen SE	1,477	69,706
Duerr AG	43,389	4,306,027
E.ON SE	9,150	100,190
Evonik Industries AG	687	24,409
Fielmann AG	86,184	7,077,340
Fraport AG Frankfurt Airport Services Worldwide	169	16,355
Fresenius Medical Care AG & Co. KGaA	889	90,207
Fresenius SE & Co. KGaA	1,728	131,595
GEA Group AG	753	29,399
Gerresheimer AG	48,716	3,962,811
Hannover Rueck SE	253	35,533
HeidelbergCement AG	620	60,628
Henkel AG & Co. KGaA	434	51,665
HOCHTIEF AG	83	15,145
Hugo Boss AG	262	24,561
Infineon Technologies AG	67,902	1,738,678
Innogy SE	584	25,661
JOST Werke AG *	71,013	2,997,147
K&S AG	807	23,701
KION Group AG	10,082	840,382
LANXESS AG	385	28,519
Linde AG *	766	169,696
MAN SE	140	16,137
Merck KGaA	539	52,655
METRO AG	710	10,272
MorphoSys AG *	54,933	5,673,639
MTU Aero Engines AG	23,201	3,990,820
Muenchener Rueckversicherungs-Gesellschaft AG	638	146,014
Nemetschek SE	21,793	2,611,606
Norma Group SE	59,002	4,326,277

24
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OSRAM Licht AG	406	23,341
ProSiebenSat.1 Media SE	950	34,464
QIAGEN N.V. *	75,406	2,466,638
Rational AG	4,344	2,716,784
Rheinmetall AG	45,337	5,924,697
RTL Group S.A.	157	12,919
RWE AG	2,164	51,723
SAP SE	4,072	452,422
Scout24 AG	49,266	2,545,975
Siemens AG	3,169	402,447
Siemens Healthineers AG *	632	24,640
Siltronic AG	4,181	669,490
Stabilus S.A.	71,108	6,392,244
Symrise AG	507	40,982
Telefonica Deutschland Holding AG	3,020	14,413
ThyssenKrupp AG	1,778	46,247
Uniper SE	807	24,952
United Internet AG	515	33,288
Volkswagen AG	136	27,689
Vonovia SE	79,758	3,996,260
Washtec AG	2,960	284,527
Wirecard AG	16,779	2,270,215
Zalando SE *	469	24,133
		165,235,827

Hong Kong 1.7%
AIA Group Ltd.	700,200	6,257,826
ASM Pacific Technology Ltd.	158,000	2,165,127
BOC Hong Kong (Holdings) Ltd.	15,500	80,128
China High Precision Automation Group Ltd. *(a)	766,000	—
CK Asset Holdings Ltd.	10,538	90,974
CK Hutchison Holdings Ltd.	11,038	130,523
CK Infrastructure Holdings Ltd.	2,574	20,315
CLP Holdings Ltd.	7,000	72,689
First Pacific Co., Ltd.	10,000	5,121
Galaxy Entertainment Group Ltd.	510,000	4,463,838
Hang Lung Group Ltd.	4,000	12,082
Hang Lung Properties Ltd.	8,000	18,933
Hang Seng Bank Ltd.	3,200	81,056
Health and Happiness H&H International Holdings Ltd. *	265,500	1,906,925
Henderson Land Development Co., Ltd.	5,098	32,324
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,091
HKBN Ltd.	2,530,983	3,547,210
HKT Trust & HKT Ltd.	15,120	19,893
Hong Kong & China Gas Co., Ltd.	35,217	73,584
Hong Kong Exchanges & Clearing Ltd.	4,900	158,733
Hongkong Land Holdings Ltd.	4,900	35,413
Hysan Development Co., Ltd.	3,000	17,460
Kerry Properties Ltd.	2,500	11,951
Kingston Financial Group Ltd.	16,000	8,134
Li & Fung Ltd.	28,000	14,082
Link REIT	9,000	79,543
Melco International Development Ltd.	2,153,000	7,971,132
Melco Resorts & Entertainment Ltd. ADR	1,035	32,302
MGM China Holdings Ltd.	4,000	10,969
Minth Group Ltd.	4,000	18,992
MTR Corp., Ltd.	6,500	36,522
New World Development Co., Ltd.	25,774	37,798
NWS Holdings Ltd.	7,572	14,931
PCCW Ltd.	17,000	10,509
Power Assets Holdings Ltd.	6,000	44,683
Sands China Ltd.	10,000	57,794
Shangri-La Asia Ltd.	6,000	11,677
Sino Land Co., Ltd.	14,000	24,166
Security	Number of Shares	Value ($)
SJM Holdings Ltd.	8,683	8,697
Skyworth Digital Holdings Ltd.	5,392,000	2,450,128
Sun Hung Kai Properties Ltd.	5,702	91,827
Swire Pacific Ltd., Class A	2,000	19,763
Swire Properties Ltd.	4,800	17,038
Techtronic Industries Co., Ltd.	6,000	35,149
The Bank of East Asia Ltd.	5,200	22,834
The Wharf Holdings Ltd.	5,349	17,795
WH Group Ltd.	36,000	37,270
Wharf Real Estate Investment Co., Ltd.	5,349	40,105
Wheelock & Co., Ltd.	3,000	22,258
Wynn Macau Ltd.	6,400	23,650
Yue Yuen Industrial Holdings Ltd.	3,000	8,502
		30,382,446

Hungary 0.1%
MOL Hungarian Oil & Gas plc	96,184	1,111,480

India 2.1%
Adani Ports & Special Economic Zone Ltd.	81,811	498,120
Axis Bank Ltd.	780,324	6,021,326
Bharat Electronics Ltd.	190,815	373,121
Britannia Industries Ltd.	11,290	931,898
Dewan Housing Finance Corp., Ltd.	349,746	3,336,009
Future Retail Ltd. *	348,778	3,136,782
HDFC Bank Ltd.	75,486	2,190,525
Hindustan Zinc Ltd.	106,532	520,452
Indiabulls Housing Finance Ltd.	32,097	625,501
IndusInd Bank Ltd.	42,836	1,212,848
Infosys Ltd.	143,874	2,578,553
InterGlobe Aviation Ltd.	24,143	505,966
MakeMyTrip Ltd. *	25,057	924,603
Maruti Suzuki India Ltd.	18,538	2,439,394
Motherson Sumi Systems Ltd.	128,572	678,047
Pidilite Industries Ltd.	34,498	559,965
Satin Creditcare Network Ltd. *	264,381	1,592,025
Titan Co., Ltd.	48,713	714,361
Vakrangee Ltd.	707,877	1,056,141
Voltas Ltd.	98,006	939,766
WNS Holdings Ltd. ADR *	99,000	4,844,070
Yes Bank Ltd.	276,346	1,491,673
		37,171,146

Indonesia 0.6%
PT Bank Central Asia Tbk	2,303,300	3,642,166
PT Bank Mandiri (Persero) Tbk	7,694,500	3,897,682
PT Bank Tabungan Negara (Persero) Tbk	17,629,300	3,928,822
		11,468,670

Ireland 0.7%
AIB Group plc	3,263	19,473
Bank of Ireland Group plc	3,764	33,768
CRH plc	3,459	122,834
DCC plc	365	35,034
Glanbia plc	420,047	7,101,481
ICON plc *	9,863	1,160,185
Kerry Group plc, Class A	660	67,348
Kingspan Group plc	14,232	644,496
Paddy Power Betfair plc	328	32,460
Ryanair Holdings plc ADR *	10,200	1,121,694
Shire plc	3,757	200,060
Smurfit Kappa Group plc	52,302	2,229,530
		12,768,363

25
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Israel 0.1%
Azrieli Group Ltd.	173	7,913
Bank Hapoalim B.M.	4,312	29,448
Bank Leumi Le-Israel B.M.	5,857	34,554
Bezeq The Israeli Telecommunication Corp., Ltd.	8,089	10,209
Check Point Software Technologies Ltd. *	535	51,633
Elbit Systems Ltd.	91	10,488
Frutarom Industries Ltd.	6,361	608,064
Israel Chemicals Ltd.	3,010	13,451
Mizrahi Tefahot Bank Ltd.	574	10,491
Nice Ltd. *	257	24,348
Teva Pharmaceutical Industries Ltd. ADR	3,767	67,731
Wix.com Ltd. *	6,488	533,638
		1,401,968

Italy 3.2%
Amplifon S.p.A.	219,244	4,095,647
Anima Holding S.p.A.	85,302	612,037
Assicurazioni Generali S.p.A.	5,155	104,023
Atlantia S.p.A.	1,884	62,360
Banca Generali S.p.A.	43,418	1,408,443
Biesse S.p.A.	55,755	2,936,771
Brembo S.p.A.	34,847	513,386
Davide Campari-Milano S.p.A.	2,327	17,431
Enel S.p.A.	33,733	213,993
Eni S.p.A.	10,484	204,945
EXOR N.V.	136,155	10,086,862
Ferrari N.V.	15,579	1,911,182
Fiat Chrysler Automobiles N.V. *	4,460	99,096
FinecoBank Banca Fineco S.p.A.	464,055	5,525,858
Gima TT S.p.A. *	120,800	2,410,068
Interpump Group S.p.A.	19,100	606,747
Intesa Sanpaolo S.p.A.	3,925,813	14,933,615
Leonardo S.p.A.	1,611	18,614
Luxottica Group S.p.A.	709	44,231
Mediobanca S.p.A.	2,550	30,900
Moncler S.p.A.	171,801	7,743,393
Poste Italiane S.p.A	2,071	20,220
Prysmian S.p.A.	876	25,752
Recordati S.p.A.	23,105	824,169
Snam S.p.A.	9,230	44,314
Technogym S.p.A.	45,028	546,246
Telecom Italia S.p.A. *	46,380	45,754
Tenaris S.A.	112,144	2,101,717
Terna - Rete Elettrica Nationale S.p.A.	6,006	36,048
UniCredit S.p.A.	8,247	178,794
UnipolSai Assicurazioni S.p.A.	4,029	10,828
		57,413,444

Japan 13.4%
ABC-Mart, Inc.	100	6,590
Acom Co., Ltd.	2,000	9,054
Aeon Co., Ltd.	2,500	49,956
AEON Financial Service Co., Ltd.	500	11,712
Aeon Mall Co., Ltd.	500	10,111
Air Water, Inc.	578	11,166
Aisin Seiki Co., Ltd.	700	37,922
Ajinomoto Co., Inc.	2,178	39,906
Alfresa Holdings Corp.	800	17,651
Alps Electric Co., Ltd.	800	17,669
Amada Holdings Co., Ltd.	1,326	15,918
ANA Holdings, Inc.	440	17,417
Anritsu Corp.	417,800	5,465,831
Aozora Bank Ltd.	500	20,171
Security	Number of Shares	Value ($)
Ariake Japan Co., Ltd.	62,800	5,386,859
Asahi Glass Co., Ltd.	800	33,201
Asahi Group Holdings Ltd.	78,400	3,965,921
Asahi Intecc Co., Ltd.	93,600	3,264,904
Asahi Kasei Corp.	235,163	3,233,545
Asics Corp.	600	11,338
Astellas Pharma, Inc.	8,500	124,323
Bandai Namco Holdings, Inc.	800	27,071
Benesse Holdings, Inc.	300	10,927
Bridgestone Corp.	2,700	112,867
Brother Industries Ltd.	1,000	21,450
Calbee, Inc.	300	10,103
Canon, Inc.	4,365	150,152
Casio Computer Co., Ltd.	836	12,453
Central Japan Railway Co.	600	120,231
Chubu Electric Power Co., Inc.	2,631	41,249
Chugai Pharmaceutical Co., Ltd.	900	47,465
Coca-Cola Bottlers Japan Holdings, Inc.	500	21,505
Concordia Financial Group Ltd.	5,100	29,650
Credit Saison Co., Ltd.	711	12,734
CYBERDYNE, Inc. *	500	6,391
Dai Nippon Printing Co., Ltd.	1,100	23,685
Dai-ichi Life Holdings, Inc.	4,400	87,351
Daicel Corp.	1,100	12,692
Daifuku Co., Ltd.	49,000	2,619,430
Daiichi Sankyo Co., Ltd.	2,300	78,719
Daikin Industries Ltd.	39,700	4,637,586
Daito Trust Construction Co., Ltd.	300	50,059
Daiwa House Industry Co., Ltd.	2,300	84,091
Daiwa House REIT Investment Corp.	7	16,689
Daiwa Securities Group, Inc.	7,000	42,942
Dena Co., Ltd.	400	7,624
Denka Co., Ltd.	116,200	4,136,873
Denso Corp.	2,000	105,174
Dentsu, Inc.	900	42,635
Digital Arts, Inc.	14,000	551,506
Disco Corp.	100	17,528
Don Quijote Holdings Co., Ltd.	500	26,919
East Japan Railway Co.	1,338	128,539
Eisai Co., Ltd.	1,100	73,776
Electric Power Development Co., Ltd.	600	16,317
F.C.C. Co., Ltd.	123,500	3,493,338
FamilyMart UNY Holdings Co., Ltd.	300	29,200
Fancl Corp.	61,700	2,421,272
FANUC Corp.	12,499	2,677,416
Fast Retailing Co., Ltd.	230	100,974
Fuji Electric Co., Ltd.	2,000	14,265
FUJIFILM Holdings Corp.	1,700	68,367
Fujitsu Ltd.	8,000	48,500
Fukuoka Financial Group, Inc.	3,000	16,062
GMO Payment Gateway, Inc.	42,600	4,215,717
Hakuhodo DY Holdings, Inc.	900	12,592
Hamamatsu Photonics K.K.	600	23,122
Hankyu Hanshin Holdings, Inc.	1,000	39,338
Hikari Tsushin, Inc.	100	16,210
Hino Motors Ltd.	1,100	13,420
Hirose Electric Co., Ltd.	105	14,776
Hisamitsu Pharmaceutical Co., Inc.	300	23,318
Hitachi Chemical Co., Ltd.	400	8,774
Hitachi Construction Machinery Co., Ltd.	400	14,537
Hitachi High-Technologies Corp.	300	13,992
Hitachi Ltd.	20,322	148,321
Hitachi Metals Ltd.	1,000	11,428
Hogy Medical Co., Ltd.	136,600	5,695,715
Honda Motor Co., Ltd.	7,107	244,381
Hoshizaki Corp.	5,600	519,853
Hoya Corp.	1,600	85,480
Hulic Co., Ltd.	1,200	12,913

26
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ichikoh Industries Ltd.	339,000	3,677,473
Idemitsu Kosan Co., Ltd.	600	23,440
IHI Corp.	600	19,612
Iida Group Holdings Co., Ltd.	713	13,900
Infomart Corp.	381,300	3,469,130
Inpex Corp.	3,900	49,857
Isetan Mitsukoshi Holdings Ltd.	1,321	14,696
Isuzu Motors Ltd.	2,200	33,581
ITOCHU Corp.	6,129	122,570
J. Front Retailing Co., Ltd.	1,000	16,202
Japan Airlines Co., Ltd.	500	19,732
Japan Airport Terminal Co., Ltd.	200	8,191
Japan Exchange Group, Inc.	2,100	38,890
Japan Lifeline Co., Ltd.	16,600	486,306
Japan Post Bank Co., Ltd.	1,700	23,092
Japan Post Holdings Co., Ltd.	6,400	77,768
Japan Prime Realty Investment Corp.	3	10,880
Japan Real Estate Investment Corp.	5	25,904
Japan Retail Fund Investment Corp.	11	20,623
Japan Tobacco, Inc.	4,500	120,965
JFE Holdings, Inc.	2,200	45,149
JGC Corp.	900	22,058
JSR Corp.	800	15,070
JTEKT Corp.	900	14,562
JXTG Holdings, Inc.	12,785	83,342
Kajima Corp.	4,000	38,536
Kakaku.com, Inc.	600	11,439
Kamigumi Co., Ltd.	500	11,256
Kaneka Corp.	1,337	13,211
Kansai Paint Co., Ltd.	873	19,616
Kao Corp.	2,000	143,772
Kawasaki Heavy Industries Ltd.	600	20,059
KDDI Corp.	7,500	201,327
Keihan Holdings Co., Ltd.	425	13,723
Keikyu Corp.	1,000	18,321
Keio Corp.	500	22,825
Keisei Electric Railway Co., Ltd.	533	17,354
Keyence Corp.	8,200	5,000,190
KH Neochem Co., Ltd.	134,700	4,073,447
Kikkoman Corp.	614	26,607
Kintetsu Group Holdings Co., Ltd.	700	28,442
Kirin Holdings Co., Ltd.	3,600	101,048
Kobayashi Pharmaceutical Co., Ltd.	6,800	573,783
Kobe Steel Ltd.	1,400	14,401
Koito Manufacturing Co., Ltd.	29,385	1,966,562
Komatsu Ltd.	121,800	4,152,005
Konami Holdings Corp.	400	19,644
Konica Minolta, Inc.	2,000	17,168
Kose Corp.	7,300	1,349,015
Kubota Corp.	4,300	72,500
Kuraray Co., Ltd.	1,500	24,981
Kurita Water Industries Ltd.	400	12,954
Kyocera Corp.	1,300	83,061
Kyowa Hakko Kirin Co., Ltd.	1,100	23,802
Kyushu Electric Power Co., Inc.	1,700	21,063
Kyushu Financial Group, Inc.	1,300	6,376
Kyushu Railway Co.	683	21,858
Lawson, Inc.	229	15,128
LINE Corp. *	200	7,233
Lion Corp.	1,000	21,541
LIXIL Group Corp.	1,100	24,636
M3, Inc.	900	33,917
Mabuchi Motor Co., Ltd.	200	10,048
Makita Corp.	900	40,324
Marubeni Corp.	6,645	49,901
Marui Group Co., Ltd.	800	16,604
Maruichi Steel Tube Ltd.	200	6,826
Maruwa Co., Ltd.	39,800	3,280,348
Security	Number of Shares	Value ($)
Mazda Motor Corp.	2,300	31,979
McDonald's Holdings Co., Ltd.	300	14,039
Mebuki Financial Group, Inc.	4,210	16,341
Medipal Holdings Corp.	700	15,017
MEIJI Holdings Co., Ltd.	500	40,100
Minebea Mitsumi, Inc.	34,587	691,768
MISUMI Group, Inc.	218,130	6,019,601
Mitsubishi Chemical Holdings Corp.	5,800	54,866
Mitsubishi Corp.	6,249	172,320
Mitsubishi Electric Corp.	8,000	122,644
Mitsubishi Estate Co., Ltd.	5,187	94,780
Mitsubishi Gas Chemical Co., Inc.	700	16,405
Mitsubishi Heavy Industries Ltd.	1,300	51,391
Mitsubishi Materials Corp.	504	15,340
Mitsubishi Motors Corp.	2,700	20,093
Mitsubishi Tanabe Pharma Corp.	900	17,094
Mitsubishi UFJ Financial Group, Inc.	49,300	330,376
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	11,443
Mitsui & Co., Ltd.	7,000	126,162
Mitsui Chemicals, Inc.	800	22,933
Mitsui Fudosan Co., Ltd.	3,700	94,777
Mitsui O.S.K. Lines Ltd.	500	14,811
Mixi, Inc.	201	6,606
Mizuho Financial Group, Inc.	99,700	180,381
MS&AD Insurance Group Holdings, Inc.	1,910	64,360
Murata Manufacturing Co., Ltd.	824	104,027
Musashi Seimitsu Industry Co., Ltd.	110,000	3,853,890
Nabtesco Corp.	16,900	609,426
Nagoya Railroad Co., Ltd.	800	20,953
NEC Corp.	1,100	30,151
Nexon Co., Ltd. *	1,600	23,282
NGK Insulators Ltd.	1,100	20,178
NGK Spark Plug Co., Ltd.	700	17,953
NH Foods Ltd.	404	17,649
Nichias Corp.	42,000	531,990
Nidec Corp.	1,000	156,442
Nifco, Inc.	321,800	11,298,664
Nihon Kohden Corp.	154,400	4,412,584
Nihon M&A Center, Inc.	407,400	11,890,620
Nikon Corp.	1,400	24,361
Nintendo Co., Ltd.	11,300	4,747,990
Nippon Building Fund, Inc.	6	33,715
Nippon Electric Glass Co., Ltd.	400	11,527
Nippon Express Co., Ltd.	300	22,665
Nippon Paint Holdings Co., Ltd.	700	28,573
Nippon Prologis REIT, Inc.	8	16,861
Nippon Steel & Sumitomo Metal Corp.	3,100	67,398
Nippon Telegraph & Telephone Corp.	2,900	137,620
Nippon Yusen K.K.	700	14,889
Nissan Chemical Industries Ltd.	500	22,232
Nissan Motor Co., Ltd.	9,600	100,996
Nisshin Seifun Group, Inc.	800	17,481
Nissin Foods Holdings Co., Ltd.	200	14,727
Nitori Holdings Co., Ltd.	12,205	2,058,187
Nitto Denko Corp.	700	52,041
NOK Corp.	400	8,181
Nomura Holdings, Inc.	15,000	86,393
Nomura Real Estate Holdings, Inc.	500	12,373
Nomura Real Estate Master Fund, Inc.	16	22,366
Nomura Research Institute Ltd.	21,260	1,094,992
NSK Ltd.	1,600	21,411
NTT Data Corp.	2,500	26,942
NTT DOCOMO, Inc.	5,600	144,670
Obayashi Corp.	2,600	29,942
Obic Co., Ltd.	300	25,128
Odakyu Electric Railway Co., Ltd.	1,200	25,828
Oji Holdings Corp.	4,000	28,138
Olympus Corp.	150,500	5,612,225

27
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Omron Corp.	24,400	1,316,852
Ono Pharmaceutical Co., Ltd.	1,700	39,296
Oracle Corp., Japan	200	16,430
Oriental Land Co., Ltd.	900	89,689
ORIX Corp.	5,400	94,710
Osaka Gas Co., Ltd.	1,600	34,454
Otsuka Corp.	29,600	1,371,587
Otsuka Holdings Co., Ltd.	1,600	83,652
Outsourcing, Inc.	201,300	3,374,876
Panasonic Corp.	9,100	134,745
Park24 Co., Ltd.	500	14,164
Persol Holdings Co., Ltd.	700	16,639
Pigeon Corp.	109,300	5,123,332
Pola Orbis Holdings, Inc.	34,200	1,492,131
Pressance Corp.	208,900	3,191,654
Rakuten, Inc.	3,800	27,005
Recruit Holdings Co., Ltd.	4,500	103,756
Renesas Electronics Corp. *	3,400	35,468
Resona Holdings, Inc.	8,900	50,571
Resorttrust, Inc.	273,400	5,661,227
Ricoh Co., Ltd.	2,900	28,337
Rinnai Corp.	100	9,955
Rohm Co., Ltd.	400	37,065
Rohto Pharmaceutical Co., Ltd.	183,300	5,335,388
Ryohin Keikaku Co., Ltd.	100	34,206
Sakata Seed Corp.	52,200	1,911,991
Sankyo Co., Ltd.	200	7,011
Sankyu, Inc.	12,480	606,546
Santen Pharmaceutical Co., Ltd.	1,500	25,191
Sanwa Holdings Corp.	193,000	2,478,331
SBI Holdings, Inc.	836	21,080
Secom Co., Ltd.	900	67,521
Seed Co., Ltd/Tokyo	30,800	2,064,955
Sega Sammy Holdings, Inc.	700	11,499
Seibu Holdings, Inc.	900	15,174
Seiko Epson Corp.	1,200	22,556
Seino Holdings Co., Ltd.	249,700	4,677,069
Sekisui Chemical Co., Ltd.	1,682	29,755
Sekisui House Ltd.	2,455	44,997
Seven & i Holdings Co., Ltd.	3,100	136,588
Seven Bank Ltd.	2,900	9,737
Sharp Corp.	600	17,529
Shimadzu Corp.	43,900	1,191,501
Shimamura Co., Ltd.	142	16,525
Shimano, Inc.	345	45,874
Shimizu Corp.	2,300	22,756
Shin-Etsu Chemical Co., Ltd.	1,624	162,968
Shinsei Bank Ltd.	700	10,899
Shionogi & Co., Ltd.	1,200	61,670
Shiseido Co., Ltd.	62,600	4,061,550
SHO-BOND Holdings Co., Ltd.	64,600	4,883,696
Showa Shell Sekiyu K.K.	900	12,709
SMC Corp.	237	90,058
SoftBank Group Corp.	3,431	262,158
Sohgo Security Services Co., Ltd.	300	14,812
Sompo Holdings, Inc.	1,500	62,805
Sony Corp.	5,200	242,872
Sony Financial Holdings, Inc.	700	12,771
Stanley Electric Co., Ltd.	600	21,684
Start Today Co., Ltd.	22,700	655,438
Subaru Corp.	2,500	83,916
Sumco Corp.	1,000	24,425
Sumitomo Chemical Co., Ltd.	6,000	34,330
Sumitomo Corp.	4,900	87,958
Sumitomo Dainippon Pharma Co., Ltd.	700	12,731
Sumitomo Electric Industries Ltd.	3,100	47,458
Sumitomo Heavy Industries Ltd.	500	19,105
Sumitomo Metal Mining Co., Ltd.	1,000	42,660
Security	Number of Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	5,600	233,398
Sumitomo Mitsui Trust Holdings, Inc.	1,400	59,370
Sumitomo Realty & Development Co., Ltd.	1,495	59,386
Sumitomo Rubber Industries Ltd.	800	14,286
Sundrug Co., Ltd.	300	15,433
Suntory Beverage & Food Ltd.	600	29,526
Suruga Bank Ltd.	700	9,483
Suzuken Co., Ltd.	300	12,900
Suzuki Motor Corp.	1,400	75,247
Sysmex Corp.	600	53,002
Systena Corp.	77,200	2,928,635
T&D Holdings, Inc.	2,200	37,365
Taiheiyo Cement Corp.	500	18,880
Taisei Corp.	18,700	1,008,789
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,565
Taiyo Nippon Sanso Corp.	629	9,325
Takashimaya Co., Ltd.	1,000	8,587
Takeda Pharmaceutical Co., Ltd.	2,900	122,119
Tateru, Inc.	252,400	4,265,079
TDK Corp.	500	43,094
TechnoPro Holdings, Inc.	18,400	1,070,553
Teijin Ltd.	800	15,041
Terumo Corp.	35,400	2,002,960
The Bank of Kyoto Ltd.	300	18,035
The Chiba Bank Ltd.	3,000	24,205
The Chugoku Electric Power Co., Inc.	1,100	13,762
The Hachijuni Bank Ltd.	1,511	7,980
The Kansai Electric Power Co., Inc.	2,900	40,576
The Shizuoka Bank Ltd.	2,454	24,886
The Yokohama Rubber Co., Ltd.	500	11,773
THK Co., Ltd.	500	17,427
TIS, Inc.	25,300	1,003,632
Tobu Railway Co., Ltd.	800	25,473
Toho Co., Ltd.	500	16,678
Toho Gas Co., Ltd.	266	8,088
Tohoku Electric Power Co., Inc.	1,800	23,246
Tokio Marine Holdings, Inc.	2,800	132,152
Tokyo Electric Power Co. Holdings, Inc. *	5,800	27,572
Tokyo Electron Ltd.	600	115,232
Tokyo Gas Co., Ltd.	1,600	42,937
Tokyo Tatemono Co., Ltd.	800	12,183
Tokyu Corp.	2,200	36,930
Tokyu Fudosan Holdings Corp.	2,000	15,739
Topcon Corp.	34,000	674,830
Toppan Printing Co., Ltd.	2,261	18,907
Toray Industries, Inc.	156,000	1,456,194
Toshiba Corp. *	27,000	72,362
Tosoh Corp.	1,200	21,226
TOTO Ltd.	600	34,008
Toyo Seikan Group Holdings Ltd.	700	11,013
Toyo Suisan Kaisha Ltd.	365	14,371
Toyoda Gosei Co., Ltd.	300	7,575
Toyota Industries Corp.	714	42,105
Toyota Motor Corp.	221,277	14,509,652
Toyota Tsusho Corp.	900	32,271
Trend Micro, Inc.	500	29,894
Trust Tech, Inc.	61,600	1,963,974
Tsubaki Nakashima Co., Ltd.	134,700	3,171,836
Tsuruha Holdings, Inc.	5,000	717,700
Ulvac, Inc.	19,400	1,037,787
Unicharm Corp.	1,700	47,794
United Urban Investment Corp.	12	18,431
USS Co., Ltd.	900	18,900
V Technology Co., Ltd.	17,200	4,472,654
West Japan Railway Co.	641	45,307
Yahoo Japan Corp.	5,700	23,425
Yakult Honsha Co., Ltd.	500	35,621
Yamada Denki Co., Ltd.	2,500	13,076

28
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yamaguchi Financial Group, Inc.	1,274	15,914
Yamaha Corp.	700	33,777
Yamaha Motor Co., Ltd.	1,200	38,369
Yamato Holdings Co., Ltd.	1,400	35,994
Yamazaki Baking Co., Ltd.	500	10,949
Yaskawa Electric Corp.	1,021	41,450
Yokogawa Electric Corp.	900	19,818
Zenkoku Hosho Co., Ltd.	75,100	3,099,188
		238,498,911

Luxembourg 0.0%
Millicom International Cellular S.A. SDR	281	18,613

Malaysia 0.2%
My EG Services Bhd	5,378,000	3,566,094

Mexico 0.4%
Arca Continental S.A.B. de C.V.	137,970	953,585
Grupo Televisa S.A.B. ADR	296,600	5,315,072
Infraestructura Energetica Nova S.A.B. de C.V.	90,200	397,078
		6,665,735

Netherlands 2.4%
ABN AMRO Group N.V. CVA	1,726	53,525
Aegon N.V.	7,434	54,482
AerCap Holdings N.V. *	569	29,662
Akzo Nobel N.V.	19,164	1,735,459
Altice N.V., Class A *	2,165	20,721
AMG Advanced Metallurgical Group N.V.	78,196	3,653,787
ArcelorMittal *	2,750	93,207
ASML Holding N.V.	30,349	5,777,956
ASR Nederland N.V.	144,244	6,803,090
B&S Group Sarl *	216,985	3,922,080
BE Semiconductor Industries N.V.	12,879	890,109
Boskalis Westminster N.V.	66,214	1,961,541
Euronext N.V.	73,592	5,275,380
Heineken Holding N.V.	470	47,710
Heineken N.V.	1,077	113,381
ING Groep N.V.	16,108	271,428
InterXion Holding N.V. *	86,896	5,649,978
Koninklijke Ahold Delhaize N.V.	5,273	127,208
Koninklijke DSM N.V.	752	77,721
Koninklijke KPN N.V.	13,941	43,388
Koninklijke Philips N.V.	64,805	2,742,950
Koninklijke Vopak N.V.	285	14,055
NN Group N.V.	1,278	61,248
NXP Semiconductors N.V. *	1,421	149,063
Randstad N.V.	499	32,117
RELX N.V.	3,995	85,002
Unibail-Rodamco SE	410	98,429
Unilever N.V. CVA	6,750	386,968
Wolters Kluwer N.V.	58,848	3,184,253
		43,355,898

New Zealand 1.4%
a2 Milk Co., Ltd. *	858,822	7,241,955
Auckland International Airport Ltd.	1,728,415	7,734,111
Fisher & Paykel Healthcare Corp., Ltd.	2,286	20,445
Fletcher Building Ltd.	2,756	12,206
Mercury NZ Ltd.	2,403,662	5,379,060
Meridian Energy Ltd.	5,261	10,868
Ryman Healthcare Ltd.	1,821	13,554
Security	Number of Shares	Value ($)
SKYCITY Entertainment Group Ltd.	1,352,351	3,842,557
Spark New Zealand Ltd.	7,727	18,764
		24,273,520

Norway 1.0%
Aker BP A.S.A.	126,082	4,135,434
DNB A.S.A.	4,043	75,609
Elkem A.S.A. *	1,775,622	7,016,344
Gjensidige Forsikring A.S.A.	794	12,568
Marine Harvest A.S.A.	1,701	37,027
Norsk Hydro A.S.A.	246,164	1,537,529
Orkla A.S.A.	3,360	31,097
Petroleum Geo-Services A.S.A. *	988,600	4,255,088
Schibsted A.S.A., B Shares	430	11,569
Statoil A.S.A.	4,819	123,235
Telenor A.S.A.	3,124	69,146
Yara International A.S.A.	748	31,550
		17,336,196

Papua New Guinea 0.0%
Oil Search Ltd.	5,652	33,251

Peru 0.2%
Credicorp Ltd.	15,974	3,713,795

Portugal 0.1%
Banco Comercial Portugues S.A., Class R *	7,314,560	2,448,577
Banco Espirito Santo S.A. *(a)	42,176	—
EDP - Energias de Portugal S.A.	9,679	35,909
Galp Energia, SGPS, S.A.	2,094	40,190
Jeronimo Martins, SGPS, S.A.	1,001	17,555
		2,542,231

Republic of Korea 1.4%
Cafe24 Corp. *	30,941	3,919,589
Dentium Co., Ltd.	27,496	2,012,923
Finetex EnE, Inc. *(a)	376,159	1,260,849
Hotel Shilla Co., Ltd.	49,511	5,325,531
Hugel, Inc. *	902	423,393
InBody Co., Ltd.	60,188	2,413,272
Mando Corp.	5,763	1,219,259
Modetour Network, Inc.	98,895	3,419,165
Samsung Electronics Co., Ltd. (a)	1,472	3,648,509
Samsung SDI Co., Ltd.	6,482	1,103,753
		24,746,243

Russia 0.1%
Globaltrans Investment plc GDR	34,600	363,992
Yandex N.V., Class A *	21,128	704,830
		1,068,822

Singapore 1.7%
Ascendas Real Estate Investment Trust	2,288,633	4,591,203
CapitaLand Commercial Trust	11,660	15,930
CapitaLand Ltd.	10,800	30,454
CapitaLand Mall Trust	4,712,900	7,442,455
City Developments Ltd.	1,627	15,461
ComfortDelGro Corp., Ltd.	8,400	14,177
DBS Group Holdings Ltd.	7,416	171,103
Genting Singapore plc	24,600	21,552

29
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Golden Agri-Resources Ltd.	34,700	8,997
Hutchison Port Holdings Trust, Class U	25,700	8,568
Jardine Cycle & Carriage Ltd.	411	10,575
Jardine Matheson Holdings Ltd.	909	55,043
Jardine Strategic Holdings Ltd.	900	34,061
Keppel Corp., Ltd.	6,000	36,799
Oversea-Chinese Banking Corp., Ltd.	12,938	133,631
SATS Ltd.	2,284,700	9,493,824
Sembcorp Industries Ltd.	3,800	8,753
Singapore Airlines Ltd.	2,131	17,388
Singapore Exchange Ltd.	3,200	18,557
Singapore Press Holdings Ltd.	6,300	12,874
Singapore Technologies Engineering Ltd.	6,200	16,224
Singapore Telecommunications Ltd.	33,700	89,140
StarHub Ltd.	3,300	5,629
Suntec Real Estate Investment Trust	10,824	15,910
United Overseas Bank Ltd.	5,541	125,472
UOL Group Ltd.	2,100	13,870
Venture Corp., Ltd.	455,500	7,124,501
Wilmar International Ltd.	6,500	15,902
Yangzijiang Shipbuilding Holdings Ltd.	10,500	9,169
		29,557,222

South Africa 1.0%
Barloworld Ltd.	214,110	2,905,300
Bid Corp., Ltd.	26,434	607,671
Dis-Chem Pharmacies Ltd.	940,759	2,834,730
FirstRand Ltd.	440,421	2,358,686
Mr. Price Group Ltd.	54,989	1,206,670
Naspers Ltd., N Shares	27,385	6,671,521
RMB Holdings Ltd.	166,265	1,042,859
The Bidvest Group Ltd.	26,434	517,819
		18,145,256

Spain 1.6%
Abertis Infraestructuras S.A.	2,876	63,407
ACS Actividades de Construccion y Servicios S.A.	989	41,681
Aena SME S.A.	282	58,128
Amadeus IT Group S.A.	50,284	3,668,710
Banco Bilbao Vizcaya Argentaria S.A.	27,552	222,952
Banco De Sabadell S.A.	22,171	43,386
Banco Santander S.A.	66,647	430,601
Bankia S.A.	5,085	22,311
Bankinter S.A.	217,979	2,278,129
CaixaBank S.A.	14,944	72,671
Enagas S.A.	954	27,729
Ence Energia y Celulosa S.A.	501,655	3,870,227
Endesa S.A.	1,335	31,132
Ferrovial S.A.	2,036	43,487
Gas Natural SDG S.A.	1,463	36,879
Grifols S.A.	1,246	34,935
Iberdrola S.A.	24,530	189,517
Industria de Diseno Textil S.A.	4,495	139,337
Inmobiliaria Colonial Socimi S.A.	458,470	5,327,380
International Consolidated Airlines Group S.A.	2,586	22,315
Mapfre S.A.	4,274	14,826
Masmovil Ibercom S.A. *	27,852	3,999,822
NH Hotel Group S.A.	614,203	4,735,721
Prosegur Cia de Seguridad S.A.	59,934	453,053
Red Electrica Corp. S.A.	1,811	37,724
Repsol S.A.	5,219	99,593
Siemens Gamesa Renewable Energy S.A.	1,017	17,416
Security	Number of Shares	Value ($)
Talgo S.A.	360,927	2,205,171
Telefonica S.A.	19,257	196,238
		28,384,478

Sweden 3.1%
AAK AB	101,179	8,928,964
AF AB, B Shares	353,944	7,363,972
Alfa Laval AB	77,974	1,928,971
Assa Abloy AB, Class B	4,143	86,825
Atlas Copco AB, A Shares	84,509	3,304,836
Atlas Copco AB, B Shares	1,626	57,631
Boliden AB	57,267	1,984,280
Electrolux AB, B Shares	992	26,106
Essity AB, Class B	2,525	64,047
Fabege AB	49,112	565,472
Getinge AB, B Shares	932	8,684
Hennes & Mauritz AB, B Shares	1,024,514	17,605,633
Hexagon AB, B Shares	50,884	2,937,985
Husqvarna AB, B Shares	52,216	502,207
ICA Gruppen AB	327	10,153
Industrivarden AB, C Shares	717	15,096
Investor AB, B Shares	1,882	81,931
Kinnevik AB, Class B	982	35,389
LE Lundbergfortagen AB, B Shares	154	10,423
Lundin Petroleum AB *	743	20,482
Nordea Bank AB	12,520	127,337
Sandvik AB	4,625	78,858
Securitas AB, B Shares	1,246	20,133
Skandinaviska Enskilda Banken AB, A Shares	6,284	58,994
Skanska AB, B Shares	1,400	27,266
SKF AB, B Shares	267,530	5,416,094
SSAB AB, A Shares	454,028	2,567,088
Svenska Handelsbanken AB, A Shares	6,358	70,906
Swedbank AB, A Shares	3,741	81,267
Swedish Match AB	752	33,735
Tele2 AB, B Shares	1,532	19,858
Telefonaktiebolaget LM Ericsson, B Shares	12,696	96,788
Telia Co. AB	11,599	57,110
Volvo AB, B Shares	97,994	1,660,643
		55,855,164

Switzerland 4.9%
ABB Ltd.	7,647	178,294
Adecco Group AG	679	44,967
Baloise Holding AG	209	33,128
Barry Callebaut AG	9	16,157
Belimo Holding AG	681	2,811,934
Burckhardt Compression Holding AG	10,617	3,445,147
Cembra Money Bank AG	5,753	487,643
Chocoladefabriken Lindt & Spruengli AG	4	25,712
Cie Financiere Richemont S.A.	81,951	7,790,152
Clariant AG *	931	21,492
Credit Suisse Group AG *	974,796	16,441,134
Daetwyler Holding AG	12,814	2,444,178
dormakaba Holding AG, Series B *	570	440,901
Dufry AG *	142	20,084
EMS-Chemie Holding AG	33	20,382
Geberit AG	153	65,290
Georg Fischer AG	4,134	5,138,797
Givaudan S.A.	38	84,590
Idorsia Ltd. *	105,034	2,408,915
Julius Baer Group Ltd. *	933	55,372
Kuehne & Nagel International AG	22,990	3,579,448
LafargeHolcim Ltd. *	210,434	11,689,924
Landis&Gyr Group AG *	39,712	2,984,727

30
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Logitech International S.A.	26,577	981,838
Lonza Group AG *	16,752	4,093,047
Nestle S.A.	46,686	3,616,768
Novartis AG	9,211	709,010
Pargesa Holding S.A.	171	16,004
Partners Group Holding AG	4,912	3,582,666
Roche Holding AG	2,910	646,565
Schindler Holding AG	248	50,698
SGS S.A.	22	53,430
Sika AG	9	65,306
Sonova Holding AG	212	34,936
Straumann Holding AG	1,582	1,073,904
Swiss Life Holding AG *	136	47,575
Swiss Prime Site AG *	301	28,202
Swiss Re AG	1,306	124,422
Swisscom AG	107	51,321
Tecan Group AG	18,866	4,148,176
The Swatch Group AG	241	21,474
The Swatch Group AG - Bearer Shares	6,474	3,108,669
U-Blox Holding AG *	24,003	4,385,859
UBS Group AG *	15,173	254,677
Vifor Pharma AG	208	32,825
Zurich Insurance Group AG	627	200,286
		87,556,026

Taiwan 1.4%
Airtac International Group	160,070	2,777,442
Chailease Holding Co., Ltd.	1,412,000	5,151,997
Eclat Textile Co., Ltd.	193,000	2,328,438
Hiwin Technologies Corp.	52,000	783,324
MediaTek, Inc.	182,000	2,069,996
Taiwan Semiconductor Manufacturing Co., Ltd.	231,000	1,759,605
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	127,260	4,893,147
TCI Co., Ltd.	349,000	5,120,351
		24,884,300

Thailand 0.3%
Beauty Community PCL	4,931,000	3,640,441
PTT Global Chemical PCL	293,500	911,375
Taokaenoi Food & Marketing PCL	2,186,900	1,039,401
		5,591,217

United Kingdom 15.8%
3i Group plc	176,930	2,283,840
Abcam plc	215,923	3,619,834
Admiral Group plc	882	24,137
Anglo American plc	5,507	129,576
Antofagasta plc	1,567	20,936
Ashtead Group plc	260,182	7,225,965
Associated British Foods plc	1,487	55,273
AstraZeneca plc	5,246	367,232
Auto Trader Group plc	3,893	18,916
AVEVA Group plc	135,268	3,993,365
Aviva plc	16,722	121,496
Babcock International Group plc	1,027	10,366
BAE Systems plc	13,080	109,744
Barclays plc	70,455	200,874
Barratt Developments plc	4,148	31,807
Beazley plc	532,971	4,328,962
Bellway plc	79,855	3,638,697
BHP Billiton plc	8,705	185,612
Big Yellow Group plc	10,970	138,798
BP plc	81,948	608,706
Security	Number of Shares	Value ($)
British American Tobacco plc	9,500	521,051
BT Group plc	34,908	119,816
Bunzl plc	1,370	39,725
Burberry Group plc	1,770	44,450
Burford Capital Ltd.	224,664	4,435,165
Capita plc	2,806	7,400
Carnival plc	34,821	2,263,202
Centrica plc	22,757	48,185
Cineworld Group plc	2,368,692	8,456,248
Close Brothers Group plc	22,942	483,047
CNH Industrial N.V.	1,068,084	13,142,290
Cobham plc *	9,706	15,329
Coca-Cola European Partners plc	911	35,711
Coca-Cola HBC AG *	768	25,729
Compass Group plc	207,314	4,447,457
ContourGlobal plc *	2,155,160	7,536,199
ConvaTec Group plc	5,922	17,630
Croda International plc	95,789	5,859,661
Dechra Pharmaceuticals plc	104,968	3,942,643
Diageo plc	276,775	9,873,850
Diploma plc	336,436	5,551,056
Direct Line Insurance Group plc	5,778	29,689
easyJet plc	27,412	597,568
Elementis plc	569,915	2,219,867
Equiniti Group plc	662,723	2,499,823
Experian plc	275,674	6,316,289
Ferguson plc	14,049	1,075,409
Fevertree Drinks plc	121,495	4,722,278
Fresnillo plc	878	15,411
G4S plc	995,243	3,535,822
GlaxoSmithKline plc	20,379	408,745
Glencore plc *	3,511,398	16,914,383
Greene King plc	357,423	2,691,590
Greggs plc	212,792	3,557,266
GVC Holdings plc	2,281	27,921
Halma plc	327,518	5,495,423
Hammerson plc	3,342	25,193
Hargreaves Lansdown plc	1,098	26,919
Hiscox Ltd.	70,800	1,447,757
HSBC Holdings plc	82,867	825,022
IMI plc	1,063	15,932
Imperial Brands plc	3,951	141,365
InterContinental Hotels Group plc	733	46,246
Intermediate Capital Group plc	476,714	7,103,011
Intertek Group plc	23,370	1,571,474
Investec plc	2,851	22,554
ITV plc	15,199	31,620
J. Sainsbury plc	6,921	29,367
John Wood Group plc	2,757	21,491
Johnson Matthey plc	798	36,065
Jupiter Fund Management plc	15,856	99,158
KAZ Minerals plc *	285,511	3,607,425
Kindred Group plc SDR	66,949	863,412
Kingfisher plc	8,978	37,442
Laird plc	2,334,605	6,328,463
Land Securities Group plc	3,100	42,083
Legal & General Group plc	24,618	91,179
Liberty Global plc, Class A *	105,600	3,182,784
Liberty Global plc, Class C *	260,100	7,568,910
Lloyds Banking Group plc	21,483,353	19,054,592
London Stock Exchange Group plc	35,909	2,121,785
Marks & Spencer Group plc	6,693	26,464
Mediclinic International plc	1,464	13,471
Meggitt plc	437,207	2,832,381
Melrose Industries plc	321,010	1,006,574
Merlin Entertainments plc	2,820	14,266
Metro Bank plc *	10,861	493,032
Micro Focus International plc	17,552	302,651

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Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mondi plc	1,499	41,728
National Grid plc	14,051	162,569
Next plc	618	44,642
Old Mutual plc	20,559	70,827
Pearson plc	3,387	38,831
Persimmon plc	1,267	47,329
Prudential plc	10,720	275,654
Randgold Resources Ltd.	386	31,298
Reckitt Benckiser Group plc	2,761	216,595
RELX plc	4,406	94,169
Renishaw plc	9,971	645,489
Rentokil Initial plc	1,258,135	5,307,967
Rio Tinto plc	5,100	277,980
Rolls-Royce Holdings plc *	6,841	79,008
Rolls-Royce Holdings plc, C Shares *(a)	485,711	669
Rotork plc	1,199,909	5,411,373
Royal Bank of Scotland Group plc *	2,407,242	8,914,486
Royal Dutch Shell plc, A Shares	18,822	654,840
Royal Dutch Shell plc, B Shares	15,516	553,903
Royal Mail plc	3,646	29,077
RSA Insurance Group plc	4,197	37,869
Schroders plc	213,940	9,678,758
Schroders plc, Non-Voting Shares	1,100	35,592
Segro plc	212,668	1,887,163
Severn Trent plc	995	26,495
Sky plc	4,292	81,434
Smith & Nephew plc	3,607	69,078
Smiths Group plc	171,328	3,754,010
Spectris plc	93,293	3,442,236
Spirax-Sarco Engineering plc	112,903	8,949,790
SSE plc	4,164	79,027
SSP Group plc	353,500	3,163,314
St. James's Place plc	2,172	33,834
Standard Chartered plc	13,684	143,737
Standard Life Aberdeen plc	10,989	54,975
Synthomer plc	71,714	486,790
Taylor Wimpey plc	13,443	35,403
Tesco plc	40,404	130,866
The Berkeley Group Holdings plc	540	30,231
The British Land Co., plc	4,027	37,189
The Sage Group plc	4,409	38,348
The Weir Group plc	946	27,682
Travis Perkins plc	1,072	18,667
TUI AG	1,788	40,434
Ultra Electronics Holdings plc	178,825	3,466,331
Unilever plc	5,216	292,576
United Utilities Group plc	2,806	28,614
Victrex plc	242,718	8,739,195
Vodafone Group plc	110,551	322,611
WH Smith plc	50,898	1,364,229
Whitbread plc	767	45,128
WM Morrison Supermarkets plc	9,458	31,544
WPP plc	547,388	9,393,244
		281,982,380

United States 0.4%
Willis Towers Watson plc	53,036	7,876,376
Total Common Stock
(Cost $1,317,546,728)		1,687,873,136

Preferred Stock 0.6% of net assets

Brazil 0.3%
Itau Unibanco Holding S.A.	392,750	5,718,822

Security	Number of Shares	Value ($)
Germany 0.3%
Bayerische Motoren Werke AG	235	22,689
Fuchs Petrolub SE	21,047	1,130,119
Henkel AG & Co. KGaA	734	93,280
Jungheinrich AG	93,120	3,927,060
Porsche Automobil Holding SE	630	53,530
Schaeffler AG	674	10,431
Volkswagen AG	767	158,182
		5,395,291

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	16,309
Telecom Italia S.p.A. - RSP	25,361	21,780
		38,089
Total Preferred Stock
(Cost $8,679,797)		11,152,202

Other Investment Companies 4.7% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	746	52,772

Money Market Fund 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	84,802,405	84,802,405
Total Other Investment Companies
(Cost $84,854,562)		84,855,177

Rights 0.0% of net assets

New Zealand 0.0%
Fletcher Building Ltd. expires 05/18/18 *(a)	618	587
Total Rights
(Cost $—)		587
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
United States Treasury Bills
1.63%, 06/07/18 (c)(d)	5,000	4,991
1.64%, 06/07/18 (c)(d)	15,000	14,975
1.67%, 06/07/18 (c)(d)	5,000	4,992
Total Short-Term Investments
(Cost $24,958)		24,958

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	556	56,336,700	(234,092)

32
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
05/07/2018	State Street Bank & Trust Co.	JPY	8,671,255	USD	79,352	(7)
09/19/2018	State Street Bank & Trust Co.	USD	9,031,633	CHF	8,484,000	363,390
07/31/2018	State Street Bank & Trust Co.	USD	13,170,501	NZD	18,624,500	67,095
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						430,478
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $1,439,942,867 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

CHF —	Swiss franc
NZD —	New Zealand dollar
JPY —	Japanese Yen
USD —	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$644,874,217	$—	$644,874,217
Argentina	3,922,114	—	—	3,922,114
Brazil	12,758,469	—	—	12,758,469
Canada	99,007,730	—	—	99,007,730
China	22,387,354	54,874,510	—	77,261,864
France	39,450	165,141,093	—	165,180,543
Germany	3,021,787	162,214,040	—	165,235,827
Hong Kong	3,636,286	26,746,160	— *	30,382,446
India	5,768,673	31,402,473	—	37,171,146
Ireland	10,147,137	2,621,226	—	12,768,363
Israel	663,211	738,757	—	1,401,968
Mexico	6,665,735	—	—	6,665,735
Netherlands	9,750,783	33,605,115	—	43,355,898
Norway	7,016,344	10,319,852	—	17,336,196
Peru	3,713,795	—	—	3,713,795
Portugal	—	2,542,231	— *	2,542,231
33
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Republic of Korea	$3,919,589	$15,917,296	$4,909,358	$24,746,243
Russia	1,068,822	—	—	1,068,822
South Africa	5,740,030	12,405,226	—	18,145,256
Taiwan	4,893,147	19,991,153	—	24,884,300
Thailand	5,591,217	—	—	5,591,217
United Kingdom	30,865,573	251,116,138	669	281,982,380
United States	7,876,376	—	—	7,876,376
Preferred Stock[1]	—	5,433,380	—	5,433,380
Brazil	5,718,822	—	—	5,718,822
Other Investment Companies[1]	84,855,177	—	—	84,855,177
Rights [1]
New Zealand	—	—	587	587
Short-Term Investments[1]	—	24,958	—	24,958
Forward Foreign Currency Exchange Contracts[2]	—	430,485	—	430,485
Liabilities
Futures Contracts[2]	(234,092)	—	—	(234,092)
Forward Foreign Currency Exchange Contracts[2]	—	(7)	—	(7)
Total	$338,793,529	$1,440,398,303	$4,910,614	$1,784,102,446
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. The transfers in the amount of $50,441,385 and $9,610,909 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation procedures approved by the Board of Trustees (See financial note 2(a) for additional information). The transfers into Level 3 from Level 2 were the result of fair valued securities for which no quoted market price was available. Fund Investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
34
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,411,106,045)		$1,783,906,060
Foreign currency, at value (cost $897,402)		893,682
Deposit with broker for futures contracts		3,487,501
Receivables:
Investments sold		3,891,346
Dividends		4,604,541
Foreign tax reclaims		1,410,342
Fund shares sold		578,917
Unrealized appreciation on forward foreign currency exchange contracts		430,485
Prepaid expenses	+	54,556
Total assets		1,799,257,430
Liabilities
Payables:
Investments bought		8,950,518
Investment adviser and administrator fees		1,612,887
Shareholder service fees		183,704
Independent trustees’ fees		108
Fund shares redeemed		678,899
Variation margin on futures contracts		235,684
Foreign capital gains tax		220,576
Unrealized depreciation on forward foreign currency exchange contracts		7
Accrued expenses and other liabilities	+	299,869
Total liabilities		12,182,252
Net Assets
Total assets		1,799,257,430
Total liabilities	–	12,182,252
Net assets		$1,787,075,178
Net Assets by Source
Capital received from investors		1,332,327,073
Distributions in excess of net investment income		(4,940,288)
Net realized capital gains		86,955,098
Net unrealized capital appreciation		372,733,295

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$509,031,460		19,059,191		$26.71
Select Shares	$1,278,043,718		47,912,755		$26.67

35
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,585,604)		$16,192,576
Expenses
Investment adviser and administrator fees		11,255,941
Shareholder service fees:
Investor Shares		588,350
Select Shares		1,001,359
Custodian fees		448,041
Portfolio accounting fees		87,479
Shareholder reports		54,054
Professional fees		35,643
Registration fees		24,948
Transfer agent fees		23,824
Independent trustees’ fees		8,505
Interest expense		2,391
Other expenses	+	31,670
Total expenses		13,562,205
Expense reduction by CSIM and its affiliates	–	2,133,288
Net expenses	–	11,428,917
Net investment income		4,763,659
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $76,727)		105,127,405
Net realized losses on futures contracts		(276,620)
Net realized gains on foreign currency transactions		43,305
Net realized losses on forward foreign currency exchange contracts	+	(355,617)
Net realized gains		104,538,473
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($308,072))		(48,981,789)
Net change in unrealized appreciation (depreciation) on futures contracts		(579,760)
Net change in unrealized appreciation (depreciation) on foreign currency translations		(63,291)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	+	(15,084)
Net change in unrealized appreciation (depreciation)	+	(49,639,924)
Net realized and unrealized gains		54,898,549
Increase in net assets resulting from operations		$59,662,208
36
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$4,763,659	$13,867,445
Net realized gains		104,538,473	72,381,795
Net change in unrealized appreciation (depreciation)	+	(49,639,924)	314,005,056
Increase in net assets from operations		59,662,208	400,254,296
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(5,999,029)	(3,023,945)
Select Shares	+	(16,274,448)	(9,031,598)
Total distributions from net investment income		(22,273,477)	(12,055,543)
Distributions from net realized gains
Investor Shares		(16,192,867)	—
Select Shares	+	(39,266,492)	—
Total distributions from net realized gains		(55,459,359)	—
Total distributions		($77,732,836)	($12,055,543)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		541,581	$14,678,092	1,073,343	$26,268,397
Select Shares	+	3,405,734	92,948,263	3,940,536	93,709,180
Total shares sold		3,947,315	$107,626,355	5,013,879	$119,977,577
Shares Reinvested
Investor Shares		854,094	$22,095,424	128,906	$2,663,205
Select Shares	+	1,568,383	40,495,632	260,814	5,377,990
Total shares reinvested		2,422,477	$62,591,056	389,720	$8,041,195
Shares Redeemed
Investor Shares		(1,322,720)	($35,608,850)	(3,345,200)	($76,914,481)
Select Shares	+	(2,651,356)	(70,881,728)	(8,849,251)	(208,212,630)
Total shares redeemed		(3,974,076)	($106,490,578)	(12,194,451)	($285,127,111)
Net transactions in fund shares		2,395,716	$63,726,833	(6,790,852)	($157,108,339)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		64,576,230	$1,741,418,973	71,367,082	$1,510,328,559
Total increase or decrease	+	2,395,716	45,656,205	(6,790,852)	231,090,414
End of period		66,971,946	$1,787,075,178	64,576,230	$1,741,418,973
Distributions in excess of net investment income/Net investment income not yet distributed			($4,940,288)		$12,569,530
37
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus MarketMasters Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Laudus Small-Cap MarketMasters Fund	Schwab Target 2035 Fund
Laudus International MarketMasters Fund	Schwab Target 2040 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund™	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2040 Index Fund
Schwab Health Care Fund™	Schwab Target 2045 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab ® Monthly Income Fund - Maximum Payout
Each fund in this report offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
38
Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
39
Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Laudus International MarketMasters Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Management Risk. As with all actively managed funds, a fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause a fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require a fund to comply with certain CFTC rules.
Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%
For the period ended April 30, 2018, the aggregate advisory fees paid to CSIM by the Laudus Small-Cap MarketMasters Fund and the Laudus International MarketMasters Fund were 1.17% and 1.27%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables a fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.20% for Select Shares and 0.25% for Investor Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.20% for Select Shares and 0.25% for Investor Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2018, as applicable:
	Underlying Funds
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Schwab Balanced Fund	22.4%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.4%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Monthly Income Fund - Moderate Payout	—%	0.3%
Schwab Target 2010 Fund	0.2%	0.2%
Schwab Target 2015 Fund	0.4%	0.4%
Schwab Target 2020 Fund	3.0%	2.6%
Schwab Target 2025 Fund	4.0%	3.2%
Schwab Target 2030 Fund	9.3%	6.6%
Schwab Target 2035 Fund	5.0%	3.4%
Schwab Target 2040 Fund	12.8%	8.2%
Schwab Target 2045 Fund	1.8%	1.1%
Schwab Target 2050 Fund	1.6%	1.0%
Schwab Target 2055 Fund	1.0%	0.6%
Schwab Target 2060 Fund	0.1%	0.1%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Laudus International MarketMasters Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $136,485 for Laudus International MarketMasters Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Laudus Small-Cap MarketMasters Fund	$59,995,095	$73,178,888
Laudus International MarketMasters Fund	528,359,021	580,902,382

8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2018 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Laudus Small-Cap MarketMasters Fund	$5,741,609	75
Laudus International MarketMasters Fund	62,172,403	607
The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2018, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $23,565,398 and $171,764, respectively.
As of April 30, 2018, the derivatives contracts held by the funds, categorized by primary risk exposure, were:
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Asset Derivatives	Fair Value
Equity Index Futures Contracts[1]	$—	$—
Forward Foreign Currency Exchange Contracts[2]	—	430,485
Liability Derivatives	Fair Value
Equity Index Futures Contracts[3]	($244,047)	($234,092)
Forward Foreign Currency Exchange Contracts[4]	—	(7)
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the funds in the Statement of Operations for the period ended April 30, 2018 were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	$313,684	($276,620)
Change in Unrealized Appreciation (Depreciation)[2]	(438,848)	(579,760)
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	($355,617)
Change in Unrealized Appreciation (Depreciation)[2]	—	(15,084)
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on forward foreign currency exchange contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The funds’ forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International MarketMasters Fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2018.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$430,485	($7)	$—	$430,478
Total	$430,485	($7)	$—	$430,478
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($7)	$7	$—	$—
Total	($7)	$7	$—	$—
[a]	Represents the net amount due from the counterparty in the event of default.
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Financial Notes, unaudited (continued)

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Laudus Small-Cap MarketMasters Fund	$202
Laudus International MarketMasters Fund	2,865

10. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Tax cost	$163,359,833	$1,426,748,982
Gross unrealized appreciation	$26,522,393	$401,213,438
Gross unrealized depreciation	(8,259,293)	(43,859,974)
Net unrealized appreciation (depreciation)	$18,263,100	$357,353,464
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Laudus MarketMasters Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Laudus MarketMasters Funds  |  Semiannual Report

Notes

Notes

Notes

Laudus MarketMasters Funds
Laudus Funds®

Laudus Funds offer investors access to some of the world’s leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus or, if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.schwabfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.

The Laudus Funds®
Laudus U.S. Large Cap Growth
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds®
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
1-877-824-5615

Printed on recycled paper.

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MFR13563-21
00210773

Semiannual Report  |  April 30, 2018
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund

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Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2018
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	0.62%
Target 2010 Composite Index	0.72%
Fund Category: Morningstar Target-Date 2000-2010[1]	0.66%
Performance Details	pages 8-9

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	0.82%
Target 2015 Composite Index	0.83%
Fund Category: Morningstar Target-Date 2015[1]	0.88%
Performance Details	pages 10-11

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	1.40%
Target 2020 Composite Index	1.41%
Fund Category: Morningstar Target-Date 2020[1]	1.04%
Performance Details	pages 12-13

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	1.86%
Target 2025 Composite Index	1.95%
Fund Category: Morningstar Target-Date 2025[1]	1.49%
Performance Details	pages 14-15

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	2.31%
Target 2030 Composite Index	2.34%
Fund Category: Morningstar Target-Date 2030[1]	1.88%
Performance Details	pages 16-17
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2018
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	2.70%
Target 2035 Composite Index	2.69%
Fund Category: Morningstar Target-Date 2035[1]	2.33%
Performance Details	pages 18-19

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	2.96%
Target 2040 Composite Index	3.01%
Fund Category: Morningstar Target-Date 2040[1]	2.54%
Performance Details	pages 20-21

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	3.07%
Target 2045 Composite Index	3.19%
Fund Category: Morningstar Target-Date 2045[1]	2.81%
Performance Details	pages 22-23

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	3.31%
Target 2050 Composite Index	3.30%
Fund Category: Morningstar Target-Date 2050[1]	2.80%
Performance Details	pages 24-25

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	3.43%
Target 2055 Composite Index	3.41%
Fund Category: Morningstar Target-Date 2055[1]	2.95%
Performance Details	pages 26-27

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	3.48%
Target 2060 Composite Index	3.43%
Fund Category: Morningstar Target-Date 2060+[1]	2.96%
Performance Details	pages 28-29

Minimum Initial Investment[2]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
One of our goals at Charles Schwab Investment Management is to provide information and ideas that can help you expand your knowledge of your investments. Especially when it comes to retirement, we think it makes sense to continue learning more about savings strategies, no matter where you are in your financial journey.
With that in mind, we believe it’s worth discussing how target date funds are designed. One important point is that target date funds don’t fall neatly into the actively managed or passively managed categories. Building any target date portfolio requires many active decisions, one of the biggest being the construction of the glide path—how the asset allocation changes over time, shifting from an emphasis on growth in early years to a focus on capital preservation when retirement is getting closer.
Different target date funds can vary substantially when it comes to deciding how quickly or gradually the glide path should shift to more conservative investments. The Schwab Target Funds adjust from more stocks when retirement is still many years away, to more bonds and cash as the target date approaches. And the funds’ glide path doesn’t end at the target retirement year—instead, it continues beyond that date to give investors more time to benefit from potential market gains. At Charles Schwab Investment Management, we believe glide path design is one of the most important considerations when evaluating any target date fund. With the Schwab Target Funds, we did all the work to build a glide path designed with investors in mind, providing an all-in-one solution that you don’t have to manage or adjust.
At Charles Schwab Investment Management, we’re proud to offer straightforward, competitively priced target date funds that seek to recognize and reduce risks along the way to retirement and beyond. We’re here to serve our investors over the long term, and part of that commitment is helping you build your financial knowledge so you can be confident you have a plan in place to help you achieve your retirement savings goals.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ With the Schwab Target Funds, we did all the work to build a glide path designed with investors in mind, providing an all-in-one solution that you don’t have to manage or adjust.”
Management views may have changed since the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, global equity markets generated positive returns. Meanwhile, overseas bonds outperformed their U.S. counterparts as yields on U.S. bonds increased more than those on most international government-backed securities (bond yields and bond prices move in opposite directions). Stock prices in both the U.S. and abroad continued to rally during the first half of the reporting period amid solid global economic growth, generally accommodative monetary policies, and U.S. tax cuts. The second half of the reporting period, however, was marked by significant volatility beginning in early February. Fears that rising inflation that would lead to central banks increasing rates faster than expected drove much of the market fluctuations, as did concerns surrounding a potential trade war between the U.S. and China. Toward the end of the reporting period, the U.S. 10-year Treasury hit 3% for the first time since early 2014, signaling confidence in the continued economic recovery. However, at the same time stocks traded lower amid concerns that rising interest rates would result in less consumer spending and higher labor costs. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 3.41%. In fixed-income markets, the Bloomberg Barclays US Aggregate Bond Index returned -1.87% for the reporting period, and the FTSE non-US Dollar World Government Bond Index returned 4.26%.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment (continued)

rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment. Meanwhile, emerging market economies also continued to participate in the global recovery. After coming out of its worst recession in history in mid-2017, Brazil saw steady economic growth amid lower inflation and supportive financial conditions. In China, economic activity remained strong at the end of 2017 and the beginning of 2018, while the election of President Cyril Ramaphosa in South Africa in February reduced political uncertainty and raised business confidence.
During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan (BOJ) maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
During the six-month reporting period, bond yields generally rose in both the U.S. and abroad, although remained low compared to historical averages. In the U.S., the yield curve flattened as short-term yields rose more quickly than longer-term yields. Short-term rates rose in response to the Fed’s federal funds rate hikes, while longer-term yields rose amid solid economic growth and increasing inflation. After beginning the reporting period at 2.37%, the yield on the 10-year Treasury closed at 3% in late April for the first time in over four years, and ended the reporting period at 2.95%. The yield on the 2-year Treasury rose from 1.61% to 2.49% over the same period. Outside the U.S., bond yields generally ended the reporting period higher than where they began, though fell from peaks in February amid heightened market volatility. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s continued use of its yield curve management policy instrument, while the 10-year German bund yield fluctuated between 0.29% and 0.77% over the six-month reporting period. Overall, yields on international government-backed securities remained lower than those in the U.S., keeping demand strong for U.S. Treasuries.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the funds. She has served as portfolio manager of the funds since February 2012, with the exception of the Schwab Target 2060 Fund, for which she has served as portfolio manager since its inception in August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	0.62%	4.92%	4.72%	4.19%
Target 2010 Composite Index	0.72%	4.88%	4.83%	4.46%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2000-2010[2]	0.66%	4.86%	4.77%	4.47%
Fund Expense Ratios[3]: Net 0.30%; Gross 0.44%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.30% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	22
Portfolio Turnover Rate[1]	13%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	0.82%	5.30%	5.13%	4.90%
Target 2015 Composite Index	0.83%	5.18%	5.24%	4.80%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2015[2]	0.88%	5.69%	5.22%	4.72%
Fund Expense Ratios[3]: Net 0.32%; Gross 0.41%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.32% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	22
Portfolio Turnover Rate[1]	11%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	1.40%	6.77%	6.24%	5.72%
Target 2020 Composite Index	1.41%	6.67%	6.34%	5.57%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2020[2]	1.04%	6.42%	5.43%	4.79%
Fund Expense Ratios[3]: Net 0.39%; Gross 0.42%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.39% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	15%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	1.86%	8.42%	7.30%	6.69%
Target 2025 Composite Index	1.95%	8.28%	7.36%	6.17%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2025[2]	1.49%	7.84%	6.34%	5.33%
Fund Expense Ratios[3]: Net 0.49%; Gross 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.49% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	17%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	2.31%	9.74%	8.10%	6.96%
Target 2030 Composite Index	2.34%	9.48%	8.12%	6.58%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2030[2]	1.88%	9.12%	7.04%	5.43%
Fund Expense Ratios[3]: Net 0.57%; Gross 0.59%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.57% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	9%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	2.70%	10.73%	8.78%	7.52%
Target 2035 Composite Index	2.69%	10.48%	8.78%	6.93%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2035[2]	2.33%	10.41%	7.81%	5.90%
Fund Expense Ratios[3]: Net 0.63%; Gross 0.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.63% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	9%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	2.96%	11.70%	9.35%	7.70%
Target 2040 Composite Index	3.01%	11.41%	9.32%	7.22%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Target-Date 2040[2]	2.54%	11.14%	8.16%	5.87%
Fund Expense Ratios[3]: Net 0.68%; Gross 0.70%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.68% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	24
Portfolio Turnover Rate[1]	10%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	3.07%	12.18%	9.65%	10.35%
Target 2045 Composite Index	3.19%	12.00%	9.66%	10.52%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	13.56%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	1.60%
Fund Category: Morningstar Target-Date 2045[2]	2.81%	11.83%	8.54%	N/A
Fund Expense Ratios[3]: Net 0.72%; Gross 0.82%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.72% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	8%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	3.31%	12.60%	9.94%	10.64%
Target 2050 Composite Index	3.30%	12.35%	9.88%	10.77%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	13.56%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	1.60%
Fund Category: Morningstar Target-Date 2050[2]	2.80%	11.94%	8.58%	N/A
Fund Expense Ratios[3]: Net 0.73%; Gross 0.84%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.73% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	8%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	3.43%	12.91%	10.09%	10.81%
Target 2055 Composite Index	3.41%	12.68%	10.06%	10.96%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	13.56%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	1.60%
Fund Category: Morningstar Target-Date 2055[2]	2.95%	12.25%	8.88%	N/A
Fund Expense Ratios[3]: Net 0.75%; Gross 0.94%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.75% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	8%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund, Laudus Mondrian Emerging Markets Fund, and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund and Laudus Mondrian Emerging Markets Fund are part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	3.48%	13.18%	14.62%
Target 2060 Composite Index	3.43%	12.79%	13.58%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	14.80%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	-1.04%
Fund Category: Morningstar Target-Date 2060+[2]	2.96%	12.34%	N/A
Fund Expense Ratios[3]: Net 0.77%; Gross 2.66%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.77% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	24
Portfolio Turnover Rate[1]	15%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18[2]	Expenses Paid During Period 11/1/17-4/30/18[2,5]	Effective Expenses Paid During Period 11/1/17-4/30/18[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.34%	$1,000.00	$1,006.20	$0.00	$1.69
Hypothetical 5% Return	0.00%	0.34%	$1,000.00	$1,024.80	$0.00	$1.71
Schwab Target 2015 Fund
Actual Return	0.00%	0.35%	$1,000.00	$1,008.20	$0.00	$1.74
Hypothetical 5% Return	0.00%	0.35%	$1,000.00	$1,024.80	$0.00	$1.76
Schwab Target 2020 Fund
Actual Return	0.00%	0.42%	$1,000.00	$1,014.00	$0.00	$2.10
Hypothetical 5% Return	0.00%	0.42%	$1,000.00	$1,024.80	$0.00	$2.11
Schwab Target 2025 Fund
Actual Return	0.00%	0.50%	$1,000.00	$1,018.60	$0.00	$2.50
Hypothetical 5% Return	0.00%	0.50%	$1,000.00	$1,024.80	$0.00	$2.51
Schwab Target 2030 Fund
Actual Return	0.00%	0.57%	$1,000.00	$1,023.10	$0.00	$2.86
Hypothetical 5% Return	0.00%	0.57%	$1,000.00	$1,024.80	$0.00	$2.86
Schwab Target 2035 Fund
Actual Return	0.00%	0.63%	$1,000.00	$1,027.00	$0.00	$3.17
Hypothetical 5% Return	0.00%	0.63%	$1,000.00	$1,024.80	$0.00	$3.16
Schwab Target 2040 Fund
Actual Return	0.00%	0.68%	$1,000.00	$1,029.60	$0.00	$3.42
Hypothetical 5% Return	0.00%	0.68%	$1,000.00	$1,024.80	$0.00	$3.41
Schwab Target 2045 Fund
Actual Return	0.00%	0.71%	$1,000.00	$1,030.70	$0.00	$3.57
Hypothetical 5% Return	0.00%	0.71%	$1,000.00	$1,024.80	$0.00	$3.56
Schwab Target 2050 Fund
Actual Return	0.00%	0.73%	$1,000.00	$1,033.10	$0.00	$3.68
Hypothetical 5% Return	0.00%	0.73%	$1,000.00	$1,024.80	$0.00	$3.66
Schwab Target 2055 Fund
Actual Return	0.00%	0.75%	$1,000.00	$1,034.30	$0.00	$3.78
Hypothetical 5% Return	0.00%	0.75%	$1,000.00	$1,024.80	$0.00	$3.76

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18[2]	Expenses Paid During Period 11/1/17-4/30/18[2,5]	Effective Expenses Paid During Period 11/1/17-4/30/18[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.75%	$1,000.00	$1,034.80	$0.00	$3.78
Hypothetical 5% Return	0.00%	0.75%	$1,000.00	$1,024.80	$0.00	$3.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus, which are based on estimated amounts for the current fiscal year.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$13.42	$12.52	$12.42	$12.42	$11.91	$11.10
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.22 [1]	0.20 [1]	0.17 [1]	0.19	0.21
Net realized and unrealized gains (losses)	(0.08)	0.90	0.12	0.08	0.52	0.85
Total from investment operations	0.09	1.12	0.32	0.25	0.71	1.06
Less distributions:
Distributions from net investment income	(0.30)	(0.22)	(0.22)	(0.25)	(0.20)	(0.25)
Net asset value at end of period	$13.21	$13.42	$12.52	$12.42	$12.42	$11.91
Total return	0.62% [2]	9.11%	2.68%	2.03%	6.08%	9.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5]	0.00% [5]	—	—
Gross operating expenses[3]	0.12% [4]	0.14%	0.14%	0.14%	0.17%	0.18%
Net investment income (loss)	2.59% [4]	1.75%	1.60%	1.40%	1.53%	1.77%
Portfolio turnover rate	13% [2]	51% [6]	14%	33%	29%	26%
Net assets, end of period (x 1,000,000)	$55	$59	$59	$65	$64	$61

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 30% without including these transactions. There were no transaction costs associated with these transactions.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.4% of net assets

Equity Funds 30.7%
Global Real Estate 1.5%
Schwab Global Real Estate Fund	107,994	811,035
International 10.2%
Laudus International MarketMasters Fund, Select Shares	122,853	3,276,503
Schwab International Core Equity Fund	210,601	2,339,775
		5,616,278
Large-Cap 16.2%
Schwab Core Equity Fund	130,338	2,923,490
Schwab Dividend Equity Fund	5,189	82,084
Schwab S&P 500 Index Fund	143,184	5,874,854
		8,880,428
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund *	10,559	421,416
Small-Cap 2.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *	22,454	418,987
Schwab Small-Cap Equity Fund *	32,436	686,663
		1,105,650
		16,834,807

Fixed-Income Funds 41.0%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	316,466	3,462,140
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond Index Fund	1,346,985	13,146,574
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund	44,870	456,774
Short-Term Bond 9.9%
Schwab Short-Term Bond Index Fund	552,273	5,406,749
		22,472,237

Money Market Fund 5.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	3,117,151	3,117,774
Total Affiliated Underlying Funds
(Cost $38,765,484)		42,424,818
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.4% of net assets

Equity Funds 6.0%
Large-Cap 6.0%
ClearBridge Large Cap Growth Fund, Class IS	37,551	1,764,898
Dodge & Cox Stock Fund	3,803	754,945
TCW Relative Value Large Cap Fund, Class I	35,540	753,087
		3,272,930

Fixed-Income Funds 15.4%
Intermediate-Term Bond 15.4%
Baird Aggregate Bond Fund, Institutional Class	258,890	2,728,706
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	52,508	577,065
Metropolitan West Total Return Bond Fund, Class I	494,172	5,124,561
		8,430,332
Total Unaffiliated Underlying Funds
(Cost $11,546,253)		11,703,262
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
1.05%, 05/01/18 (b)	548,895	548,895
BNP Paribas
1.05%, 05/01/18 (b)	122,484	122,484
Total Short-Term Investments
(Cost $671,379)		671,379
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	117,629	17,633	(12,409)	122,853	($55,112)	$16,975	$143,355
Laudus Mondrian International Government Fixed Income Fund	44,863	7	—	44,870	16,152	—	67
Laudus Small-Cap MarketMasters Fund, Select Shares	21,215	2,789	(1,550)	22,454	(41,268)	930	52,297
Schwab Core Equity Fund	136,802	15,581	(22,045)	130,338	(330,730)	100,995	350,732
Schwab Dividend Equity Fund	4,714	475	—	5,189	(6,709)	—	7,669
Schwab Global Real Estate Fund	131,052	3,752	(26,810)	107,994	(77,812)	52,577	28,482
Schwab International Core Equity Fund	192,635	17,966	—	210,601	(37,186)	—	55,961
Schwab S&P 500 Index Fund	179,542	9,477	(45,835)	143,184	(521,161)	724,019	129,020
Schwab Short-Term Bond Index Fund	569,447	5,153	(22,327)	552,273	(103,407)	(3,740)	50,795
Schwab Small-Cap Equity Fund	35,716	5,193	(8,473)	32,436	(113,581)	29,493	108,576
Schwab Treasury Inflation Protected Securities Index Fund	321,807	26,653	(31,994)	316,466	(60,878)	12,064	55,330
Schwab U.S. Aggregate Bond Index Fund	1,382,883	85,693	(121,591)	1,346,985	(418,417)	(20,142)	175,559
Schwab U.S. Mid-Cap Index Fund	—	10,559	—	10,559	(18,584)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	2,498,657	618,494	—	3,117,151	(249)	—	19,673
Total					($1,768,942)	$913,171	$1,177,516
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$42,424,818	$—	$—	$42,424,818
Unaffiliated Underlying Funds[1]	11,703,262	—	—	11,703,262
Short-Term Investments[1]	—	671,379	—	671,379
Total	$54,128,080	$671,379	$—	$54,799,459
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $38,765,484)		$42,424,818
Investments in unaffiliated issuers, at value (cost $12,217,632)		12,374,641
Receivables:
Dividends		50,667
Due from investment adviser		4,840
Fund shares sold		1,457
Interest		20
Prepaid expenses	+	5,912
Total assets		54,862,355
Liabilities
Payables:
Investments bought		48,690
Independent trustees’ fees		99
Fund shares redeemed		15,092
Due to custodian		27
Accrued expenses	+	23,727
Total liabilities		87,635
Net Assets
Total assets		54,862,355
Total liabilities	–	87,635
Net assets		$54,774,720
Net Assets by Source
Capital received from investors		49,303,515
Net investment income not yet distributed		71,506
Net realized capital gains		1,583,356
Net unrealized capital appreciation		3,816,343

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$54,774,720		4,145,146		$13.21

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Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$594,649
Dividends received from unaffiliated underlying funds		138,151
Interest	+	3,984
Total investment income		736,784
Expenses
Professional fees		10,772
Registration fees		10,577
Independent trustees’ fees		3,951
Portfolio accounting fees		2,705
Shareholder reports		2,200
Custodian fees		1,085
Transfer agent fees		1,017
Other expenses	+	1,779
Total expenses		34,086
Expense reduction by CSIM	–	34,086
Net expenses	–	—
Net investment income		736,784
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		582,867
Realized capital gain distributions received from unaffiliated underlying funds		236,732
Net realized gains on sales of affiliated underlying funds		913,171
Net realized gains on sales of unaffiliated underlying funds	+	58,575
Net realized gains		1,791,345
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,768,942)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(317,904)
Net change in unrealized appreciation (depreciation)	+	(2,086,846)
Net realized and unrealized losses		(295,501)
Increase in net assets resulting from operations		$441,283

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Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$736,784	$1,033,292
Net realized gains		1,791,345	4,005,500
Net change in unrealized appreciation (depreciation)	+	(2,086,846)	111,044
Increase in net assets from operations		441,283	5,149,836
Distributions to Shareholders
Distributions from net investment income		($1,288,370)	($1,060,087)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		396,103	$5,279,481	708,162	$9,067,566
Shares reinvested		96,337	1,285,130	78,082	964,310
Shares redeemed	+	(727,043)	(9,702,539)	(1,156,863)	(14,832,092)
Net transactions in fund shares		(234,603)	($3,137,928)	(370,619)	($4,800,216)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,379,749	$58,759,735	4,750,368	$59,470,202
Total decrease	+	(234,603)	(3,985,015)	(370,619)	(710,467)
End of period		4,145,146	$54,774,720	4,379,749	$58,759,735
Net investment income not yet distributed			$71,506		$623,092

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Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.21	$11.72	$12.23	$12.81	$12.22	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.20 [1]	0.18 [1]	0.17 [1]	0.19	0.20
Net realized and unrealized gains (losses)	(0.04)	0.88	0.11	0.08	0.60	1.12
Total from investment operations	0.11	1.08	0.29	0.25	0.79	1.32
Less distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.21)	(0.27)	(0.20)	(0.23)
Distributions from net realized gains	(0.40)	(0.37)	(0.59)	(0.56)	—	—
Total distributions	(0.67)	(0.59)	(0.80)	(0.83)	(0.20)	(0.23)
Net asset value at end of period	$11.65	$12.21	$11.72	$12.23	$12.81	$12.22
Total return	0.82% [2]	9.67%	2.59%	1.99%	6.56%	12.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	—	0.00% [6]	0.00% [6]	—	—
Gross operating expenses[3]	0.07% [5]	0.09%	0.08%	0.09%	0.11%	0.14%
Net investment income (loss)	2.59% [5]	1.74%	1.59%	1.42%	1.52%	1.72%
Portfolio turnover rate	11% [2]	52% [7]	14%	33%	32%	16%
Net assets, end of period (x 1,000,000)	$96	$103	$104	$116	$111	$94

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 33% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.3% of net assets

Equity Funds 32.9%
Global Real Estate 1.7%
Schwab Global Real Estate Fund	213,768	1,605,396
International 11.3%
Laudus International MarketMasters Fund, Select Shares	241,184	6,432,373
Schwab International Core Equity Fund	399,452	4,437,913
		10,870,286
Large-Cap 17.1%
Schwab Core Equity Fund	230,963	5,180,505
Schwab Dividend Equity Fund	23,284	368,348
Schwab S&P 500 Index Fund	265,998	10,913,916
		16,462,769
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund *	18,719	747,055
Small-Cap 2.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *	39,960	745,651
Schwab Small-Cap Equity Fund *	57,772	1,223,034
		1,968,685
		31,654,191

Fixed-Income Funds 39.1%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	539,225	5,899,126
Intermediate-Term Bond 22.8%
Schwab U.S. Aggregate Bond Index Fund	2,247,600	21,936,577
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	82,423	839,071
Short-Term Bond 9.3%
Schwab Short-Term Bond Index Fund	908,810	8,897,246
		37,572,020

Money Market Fund 5.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	5,072,871	5,073,886
Total Affiliated Underlying Funds
(Cost $65,635,963)		74,300,097
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.6% of net assets

Equity Funds 6.2%
Large-Cap 6.2%
ClearBridge Large Cap Growth Fund, Class IS	66,289	3,115,604
Dodge & Cox Stock Fund	7,001	1,389,896
TCW Relative Value Large Cap Fund, Class I	69,055	1,463,281
		5,968,781

Fixed-Income Funds 15.4%
Intermediate-Term Bond 15.4%
Baird Aggregate Bond Fund, Institutional Class	423,894	4,467,843
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	123,555	1,357,875
Metropolitan West Total Return Bond Fund, Class I	861,755	8,936,396
		14,762,114
Total Unaffiliated Underlying Funds
(Cost $20,337,557)		20,730,895
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
1.05%, 05/01/18 (b)	967,565	967,565
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (b)	185,887	185,887
Total Short-Term Investments
(Cost $1,153,452)		1,153,452
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	221,402	32,402	(12,620)	241,184	($63,552)	($4,366)	$261,297
Laudus Mondrian International Government Fixed Income Fund	92,594	12	(10,183)	82,423	45,448	(15,777)	124
Laudus Small-Cap MarketMasters Fund, Select Shares	38,514	5,064	(3,618)	39,960	(74,696)	2,020	94,941
Schwab Core Equity Fund	254,416	28,200	(51,653)	230,963	(474,141)	62,307	634,777
Schwab Dividend Equity Fund	10,000	13,284	—	23,284	(20,597)	—	16,852
Schwab Global Real Estate Fund	220,574	6,599	(13,405)	213,768	(44,607)	3,746	50,044
Schwab International Core Equity Fund	346,863	52,589	—	399,452	(71,994)	—	100,764
Schwab S&P 500 Index Fund	333,205	14,885	(82,092)	265,998	(103,521)	481,192	231,413
Schwab Short-Term Bond Index Fund	942,868	8,553	(42,611)	908,810	(169,919)	(6,997)	84,305
Schwab Small-Cap Equity Fund	68,089	18,914	(29,231)	57,772	(164,685)	15,472	196,718
Schwab Treasury Inflation Protected Securities Index Fund	553,854	8,186	(22,815)	539,225	(55,318)	(22,282)	90,022
Schwab U.S. Aggregate Bond Index Fund	2,292,299	50,681	(95,380)	2,247,600	(710,823)	(21,082)	291,926
Schwab U.S. Mid-Cap Index Fund	—	18,719	—	18,719	(32,945)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,241,918	830,953	—	5,072,871	(422)	—	32,751
Total					($1,941,772)	$494,233	$2,085,934
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$74,300,097	$—	$—	$74,300,097
Unaffiliated Underlying Funds[1]	20,730,895	—	—	20,730,895
Short-Term Investments[1]	—	1,153,452	—	1,153,452
Total	$95,030,992	$1,153,452	$—	$96,184,444
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $65,635,963)		$74,300,097
Investments in unaffiliated issuers, at value (cost $21,491,009)		21,884,347
Receivables:
Investments sold		150,000
Dividends		84,907
Fund shares sold		35,784
Due from investment adviser		5,194
Interest		34
Prepaid expenses	+	16,908
Total assets		96,477,271
Liabilities
Payables:
Investments bought		181,723
Independent trustees’ fees		104
Fund shares redeemed		178,297
Due to custodian		17
Accrued expenses	+	24,850
Total liabilities		384,991
Net Assets
Total assets		96,477,271
Total liabilities	–	384,991
Net assets		$96,092,280
Net Assets by Source
Capital received from investors		85,183,840
Net investment income not yet distributed		96,562
Net realized capital gains		1,754,406
Net unrealized capital appreciation		9,057,472

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$96,092,280		8,249,840		$11.65

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Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,027,224
Dividends received from unaffiliated underlying funds		237,297
Interest	+	6,320
Total investment income		1,270,841
Expenses
Professional fees		10,953
Registration fees		9,037
Independent trustees’ fees		4,066
Portfolio accounting fees		2,935
Shareholder reports		2,827
Transfer agent fees		1,715
Custodian fees		1,427
Interest expense		113
Other expenses	+	1,984
Total expenses		35,057
Expense reduction by CSIM	–	34,944
Net expenses	–	113
Net investment income		1,270,728
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,058,710
Realized capital gain distributions received from unaffiliated underlying funds		446,411
Net realized gains on sales of affiliated underlying funds		494,233
Net realized gains on sales of unaffiliated underlying funds	+	67,345
Net realized gains		2,066,699
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,941,772)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(493,928)
Net change in unrealized appreciation (depreciation)	+	(2,435,700)
Net realized and unrealized losses		(369,001)
Increase in net assets resulting from operations		$901,727

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Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$1,270,728	$1,708,488
Net realized gains		2,066,699	3,437,411
Net change in unrealized appreciation (depreciation)	+	(2,435,700)	3,854,243
Increase in net assets from operations		901,727	9,000,142
Distributions to Shareholders
Distributions from net investment income		(2,170,993)	(1,851,464)
Distributions from net realized gains	+	(3,275,318)	(3,187,589)
Total distributions		($5,446,311)	($5,039,053)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		656,775	$7,791,215	1,604,791	$19,099,768
Shares reinvested		462,531	5,434,743	417,430	4,675,208
Shares redeemed	+	(1,268,068)	(15,107,607)	(2,508,878)	(29,396,775)
Net transactions in fund shares		(148,762)	($1,881,649)	(486,657)	($5,621,799)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,398,602	$102,518,513	8,885,259	$104,179,223
Total decrease	+	(148,762)	(6,426,233)	(486,657)	(1,660,710)
End of period		8,249,840	$96,092,280	8,398,602	$102,518,513
Net investment income not yet distributed			$96,562		$996,827

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Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$14.71	$13.84	$14.33	$14.32	$13.52	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.23 [1]	0.22 [1]	0.20 [1]	0.21	0.22
Net realized and unrealized gains (losses)	0.02	1.39	0.06	0.12	0.82	1.62
Total from investment operations	0.21	1.62	0.28	0.32	1.03	1.84
Less distributions:
Distributions from net investment income	(0.33)	(0.24)	(0.27)	(0.31)	(0.23)	(0.26)
Distributions from net realized gains	(0.48)	(0.51)	(0.50)	—	—	—
Total distributions	(0.81)	(0.75)	(0.77)	(0.31)	(0.23)	(0.26)
Net asset value at end of period	$14.11	$14.71	$13.84	$14.33	$14.32	$13.52
Total return	1.40% [2]	12.28%	2.05%	2.25%	7.71%	15.72%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5]	0.00% [5]	—	—
Gross operating expenses[3]	0.02% [4]	0.03%	0.03%	0.03%	0.04%	0.05%
Net investment income (loss)	2.66% [4]	1.67%	1.59%	1.42%	1.48%	1.71%
Portfolio turnover rate	12% [2]	47% [6]	9%	25%	26%	14%
Net assets, end of period (x 1,000,000)	$573	$579	$530	$536	$499	$415

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 31% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.2% of net assets

Equity Funds 39.4%
Global Real Estate 2.3%
Schwab Global Real Estate Fund	1,761,715	13,230,481
International 13.8%
Laudus International MarketMasters Fund, Select Shares	1,713,297	45,693,638
Laudus Mondrian Emerging Markets Fund	108,346	924,193
Schwab International Core Equity Fund	2,888,419	32,090,338
		78,708,169
Large-Cap 19.8%
Laudus U.S. Large Cap Growth Fund *	96,072	2,003,110
Schwab Core Equity Fund	1,733,079	38,872,955
Schwab Dividend Equity Fund	80,571	1,274,636
Schwab S&P 500 Index Fund	1,736,833	71,262,262
		113,412,963
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund *	130,790	5,219,811
Small-Cap 2.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *	297,604	5,553,286
Schwab Small-Cap Equity Fund *	442,947	9,377,194
		14,930,480
		225,501,904

Fixed-Income Funds 33.5%
Inflation-Protected Bond 4.3%
Schwab Treasury Inflation Protected Securities Index Fund	2,240,974	24,516,259
Intermediate-Term Bond 20.7%
Schwab Intermediate-Term Bond Fund	271,425	2,649,112
Schwab U.S. Aggregate Bond Index Fund	11,906,645	116,208,854
		118,857,966
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund	717,831	7,307,514
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	4,240,205	41,511,610
		192,193,349

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	24,772,862	24,777,817
Total Affiliated Underlying Funds
(Cost $379,762,087)		442,473,070
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.9% of net assets

Equity Funds 7.1%
International 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	60,633	653,629
Large-Cap 7.0%
ClearBridge Large Cap Growth Fund, Class IS	419,716	19,726,659
Dodge & Cox Stock Fund	47,238	9,377,649
TCW Relative Value Large Cap Fund, Class I	498,850	10,570,630
		39,674,938
		40,328,567

Fixed-Income Funds 14.8%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	1,971,197	20,776,419
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,011,714	11,118,730
Metropolitan West Total Return Bond Fund, Class I	5,107,629	52,966,110
		84,861,259
Total Unaffiliated Underlying Funds
(Cost $121,834,639)		125,189,826
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Barclays Capital, Inc.
1.05%, 05/01/18 (b)	4,996,455	4,996,455
Total Short-Term Investment
(Cost $4,996,455)		4,996,455
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,588,804	190,670	(66,177)	1,713,297	($395,826)	($50,956)	$1,936,275
Laudus Mondrian Emerging Markets Fund	190,425	5,353	(87,432)	108,346	(40,439)	113,552	43,893
Laudus Mondrian International Government Fixed Income Fund	717,722	109	—	717,831	258,408	—	1,077
Laudus Small-Cap MarketMasters Fund, Select Shares	291,799	38,363	(32,558)	297,604	(566,612)	19,535	719,313
Laudus U.S. Large Cap Growth Fund	157,247	21,652	(82,827)	96,072	(839,452)	824,549	415,069
Schwab Core Equity Fund	1,939,729	222,404	(429,054)	1,733,079	(3,758,222)	603,067	5,006,320
Schwab Dividend Equity Fund	106,865	10,766	(37,060)	80,571	(225,687)	87,306	173,873
Schwab Emerging Markets Equity ETF	—	21,739	(21,739)	—	—	(32,684)	—
Schwab Global Real Estate Fund	1,740,703	52,738	(31,726)	1,761,715	(310,187)	4,809	399,849
Schwab Intermediate-Term Bond Fund	405,610	3,467	(137,652)	271,425	(30,245)	(71,328)	34,287
Schwab International Core Equity Fund	2,586,379	302,040	—	2,888,419	(479,499)	—	751,343
Schwab S&P 500 Index Fund	2,154,391	71,307	(488,865)	1,736,833	(1,117,436)	3,843,738	1,544,785
Schwab Short-Term Bond Index Fund	3,803,599	436,606	—	4,240,205	(753,138)	—	364,696
Schwab Small-Cap Equity Fund	487,322	70,849	(115,224)	442,947	(1,227,602)	142,281	1,481,459
Schwab Treasury Inflation Protected Securities Index Fund	1,771,233	469,741	—	2,240,974	(272,276)	—	313,268
Schwab U.S. Aggregate Bond Index Fund	10,845,819	1,198,897	(138,071)	11,906,645	(3,644,072)	(35,804)	1,471,957
Schwab U.S. Mid-Cap Index Fund	—	130,790	—	130,790	(230,190)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	15,148,854	9,624,008	—	24,772,862	(1,508)	—	136,662
Total					($13,633,983)	$5,448,065	$14,794,126
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$442,473,070	$—	$—	$442,473,070
Unaffiliated Underlying Funds[1]	125,189,826	—	—	125,189,826
Short-Term Investment[1]	—	4,996,455	—	4,996,455
Total	$567,662,896	$4,996,455	$—	$572,659,351
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $379,762,087)		$442,473,070
Investments in unaffiliated issuers, at value (cost $126,831,094)		130,186,281
Receivables:
Dividends		456,583
Fund shares sold		400,919
Due from investment adviser		10,994
Interest		146
Prepaid expenses	+	12,110
Total assets		573,540,103
Liabilities
Payables:
Investments bought		441,558
Independent trustees’ fees		157
Fund shares redeemed		196,877
Accrued expenses	+	37,673
Total liabilities		676,265
Net Assets
Total assets		573,540,103
Total liabilities	–	676,265
Net assets		$572,863,838
Net Assets by Source
Capital received from investors		490,894,151
Distributions in excess of net investment income		(342,504)
Net realized capital gains		16,246,021
Net unrealized capital appreciation		66,066,170

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$572,863,838		40,588,318		$14.11

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Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$6,187,826
Dividends received from unaffiliated underlying funds		1,451,461
Interest	+	39,243
Total investment income		7,678,530
Expenses
Registration fees		18,343
Shareholder reports		13,982
Professional fees		12,553
Portfolio accounting fees		10,327
Transfer agent fees		5,480
Independent trustees’ fees		5,387
Custodian fees		1,032
Other expenses	+	4,726
Total expenses		71,830
Expense reduction by CSIM	–	71,830
Net expenses	–	—
Net investment income		7,678,530
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,606,300
Realized capital gain distributions received from unaffiliated underlying funds		3,039,406
Net realized gains on sales of affiliated underlying funds		5,448,065
Net realized gains on sales of unaffiliated underlying funds	+	202,443
Net realized gains		17,296,214
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(13,633,983)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,007,323)
Net change in unrealized appreciation (depreciation)	+	(16,641,306)
Net realized and unrealized gains		654,908
Increase in net assets resulting from operations		$8,333,438

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Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$7,678,530	$9,152,705
Net realized gains		17,296,214	20,215,988
Net change in unrealized appreciation (depreciation)	+	(16,641,306)	34,052,647
Increase in net assets from operations		8,333,438	63,421,340
Distributions to Shareholders
Distributions from net investment income		(12,949,866)	(9,169,294)
Distributions from net realized gains	+	(18,992,087)	(19,004,283)
Total distributions		($31,941,953)	($28,173,577)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,661,658	$52,708,612	6,864,813	$96,253,742
Shares reinvested		2,245,323	31,906,042	2,009,738	26,689,317
Shares redeemed	+	(4,689,437)	(67,405,751)	(7,785,496)	(108,877,340)
Net transactions in fund shares		1,217,544	$17,208,903	1,089,055	$14,065,719
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,370,774	$579,263,450	38,281,719	$529,949,968
Total increase or decrease	+	1,217,544	(6,399,612)	1,089,055	49,313,482
End of period		40,588,318	$572,863,838	39,370,774	$579,263,450
Distributions in excess of net investment income/Net investment income not yet distributed			($342,504)		$4,928,832

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Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$14.71	$13.45	$14.11	$14.54	$13.63	$11.73
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.22 [1]	0.20 [1]	0.19 [1]	0.21	0.21
Net realized and unrealized gains (losses)	0.09	1.73	0.06	0.15	0.93	1.93
Total from investment operations	0.28	1.95	0.26	0.34	1.14	2.14
Less distributions:
Distributions from net investment income	(0.34)	(0.23)	(0.26)	(0.32)	(0.23)	(0.24)
Distributions from net realized gains	(0.21)	(0.46)	(0.66)	(0.45)	—	—
Total distributions	(0.55)	(0.69)	(0.92)	(0.77)	(0.23)	(0.24)
Net asset value at end of period	$14.44	$14.71	$13.45	$14.11	$14.54	$13.63
Total return	1.86% [2]	15.17%	2.01%	2.36%	8.44%	18.54%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5]	0.00% [5]	—	—
Gross operating expenses[3]	0.02% [4]	0.03%	0.04%	0.04%	0.06%	0.08%
Net investment income (loss)	2.65% [4]	1.59%	1.53%	1.37%	1.39%	1.57%
Portfolio turnover rate	8% [2]	36% [6]	5%	21%	27%	10%
Net assets, end of period (x 1,000,000)	$549	$521	$443	$409	$344	$251

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 26% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.3% of net assets

Equity Funds 50.9%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	1,989,921	14,944,304
International 18.0%
Laudus International MarketMasters Fund, Select Shares	2,129,115	56,783,508
Laudus Mondrian Emerging Markets Fund	420,397	3,585,989
Schwab International Core Equity Fund	3,459,549	38,435,588
		98,805,085
Large-Cap 25.2%
Laudus U.S. Large Cap Growth Fund *	359,392	7,493,317
Schwab Core Equity Fund	2,311,461	51,846,067
Schwab Dividend Equity Fund	196,825	3,113,766
Schwab S&P 500 Index Fund	1,849,294	75,876,533
		138,329,683
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund *	156,228	6,235,040
Small-Cap 3.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	395,400	7,378,165
Schwab Small-Cap Equity Fund *	652,463	13,812,636
		21,190,801
		279,504,913

Fixed-Income Funds 23.6%
Inflation-Protected Bond 1.5%
Schwab Treasury Inflation Protected Securities Index Fund	749,676	8,201,450
Intermediate-Term Bond 16.4%
Schwab Intermediate-Term Bond Fund	549,451	5,362,642
Schwab U.S. Aggregate Bond Index Fund	8,656,263	84,485,125
		89,847,767
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund	627,614	6,389,106
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	2,531,225	24,780,695
		129,219,018

Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	15,428,897	15,431,983
Total Affiliated Underlying Funds
(Cost $369,424,533)		424,155,914
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.6% of net assets

Equity Funds 8.4%
International 0.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	274,602	2,960,210
Large-Cap 7.9%
ClearBridge Large Cap Growth Fund, Class IS	414,311	19,472,596
Dodge & Cox Stock Fund	58,817	11,676,336
TCW Relative Value Large Cap Fund, Class I	562,202	11,913,070
		43,062,002
		46,022,212

Fixed-Income Funds 13.2%
Intermediate-Term Bond 13.2%
Baird Aggregate Bond Fund, Institutional Class	1,067,817	11,254,792
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,476,459	16,226,283
Metropolitan West Total Return Bond Fund, Class I	4,349,257	45,101,799
		72,582,874
Total Unaffiliated Underlying Funds
(Cost $114,747,433)		118,605,086
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
BNP Paribas
1.05%, 05/01/18 (b)	5,384,225	5,384,225
Total Short-Term Investment
(Cost $5,384,225)		5,384,225
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,808,604	320,511	—	2,129,115	($670,610)	$—	$2,204,146
Laudus Mondrian Emerging Markets Fund	498,196	14,004	(91,803)	420,397	85,618	20,759	114,834
Laudus Mondrian International Government Fixed Income Fund	627,519	95	—	627,614	225,931	—	941
Laudus Small-Cap MarketMasters Fund, Select Shares	349,456	45,944	—	395,400	(682,080)	—	861,445
Laudus U.S. Large Cap Growth Fund	414,198	57,033	(111,839)	359,392	(757,717)	663,169	1,093,317
Schwab Core Equity Fund	2,247,060	297,505	(233,104)	2,311,461	(4,243,123)	216,308	5,864,493
Schwab Dividend Equity Fund	222,970	22,318	(48,463)	196,825	(378,566)	114,542	360,474
Schwab Emerging Markets Equity ETF	—	81,027	(81,027)	—	—	(121,822)	—
Schwab Global Real Estate Fund	1,931,100	58,821	—	1,989,921	(351,774)	—	445,921
Schwab Intermediate-Term Bond Fund	543,818	5,633	—	549,451	(158,369)	—	55,621
Schwab International Core Equity Fund	2,758,784	700,765	—	3,459,549	(622,040)	—	826,133
Schwab S&P 500 Index Fund	2,161,008	58,385	(370,099)	1,849,294	(255,513)	2,867,552	1,577,144
Schwab Short-Term Bond Index Fund	2,050,617	480,608	—	2,531,225	(436,500)	—	211,961
Schwab Small-Cap Equity Fund	610,514	88,760	(46,811)	652,463	(1,316,926)	(102,312)	1,855,961
Schwab Treasury Inflation Protected Securities Index Fund	510,217	239,459	—	749,676	(82,803)	—	91,051
Schwab U.S. Aggregate Bond Index Fund	7,351,362	1,304,901	—	8,656,263	(2,656,768)	—	1,049,523
Schwab U.S. Mid-Cap Index Fund	—	156,228	—	156,228	(274,960)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	6,068,086	9,360,811	—	15,428,897	(603)	—	71,038
Total					($12,576,803)	$3,658,196	$16,684,003
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$424,155,914	$—	$—	$424,155,914
Unaffiliated Underlying Funds[1]	118,605,086	—	—	118,605,086
Short-Term Investment[1]	—	5,384,225	—	5,384,225
Total	$542,761,000	$5,384,225	$—	$548,145,225
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $369,424,533)		$424,155,914
Investments in unaffiliated issuers, at value (cost $120,131,658)		123,989,311
Receivables:
Fund shares sold		625,880
Dividends		341,466
Due from investment adviser		10,073
Interest		157
Prepaid expenses	+	23,131
Total assets		549,145,932
Liabilities
Payables:
Investments bought		332,865
Independent trustees’ fees		100
Fund shares redeemed		99,421
Accrued expenses	+	34,313
Total liabilities		466,699
Net Assets
Total assets		549,145,932
Total liabilities	–	466,699
Net assets		$548,679,233
Net Assets by Source
Capital received from investors		474,927,162
Distributions in excess of net investment income		(1,472,818)
Net realized capital gains		16,635,855
Net unrealized capital appreciation		58,589,034

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$548,679,233		37,984,437		$14.44

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Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$5,772,606
Dividends received from unaffiliated underlying funds		1,333,609
Interest	+	42,363
Total investment income		7,148,578
Expenses
Registration fees		16,508
Professional fees		12,317
Shareholder reports		12,037
Portfolio accounting fees		9,925
Transfer agent fees		5,485
Independent trustees’ fees		5,215
Custodian fees		1,068
Other expenses	+	4,132
Total expenses		66,687
Expense reduction by CSIM	–	66,687
Net expenses	–	—
Net investment income		7,148,578
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		10,911,397
Realized capital gain distributions received from unaffiliated underlying funds		3,290,780
Net realized gains on sales of affiliated underlying funds		3,658,196
Net realized gains on sales of unaffiliated underlying funds	+	143,482
Net realized gains		18,003,855
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(12,576,803)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,969,904)
Net change in unrealized appreciation (depreciation)	+	(15,546,707)
Net realized and unrealized gains		2,457,148
Increase in net assets resulting from operations		$9,605,726

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Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$7,148,578	$7,556,496
Net realized gains		18,003,855	7,879,293
Net change in unrealized appreciation (depreciation)	+	(15,546,707)	51,589,237
Increase in net assets from operations		9,605,726	67,025,026
Distributions to Shareholders
Distributions from net investment income		(12,194,122)	(7,453,730)
Distributions from net realized gains	+	(7,468,720)	(15,212,564)
Total distributions		($19,662,842)	($22,666,294)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,323,746	$63,614,664	7,272,083	$101,088,617
Shares reinvested		1,352,714	19,654,929	1,686,255	21,971,905
Shares redeemed	+	(3,078,593)	(45,035,053)	(6,532,103)	(90,094,385)
Net transactions in fund shares		2,597,867	$38,234,540	2,426,235	$32,966,137
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,386,570	$520,501,809	32,960,335	$443,176,940
Total increase	+	2,597,867	28,177,424	2,426,235	77,324,869
End of period		37,984,437	$548,679,233	35,386,570	$520,501,809
Distributions in excess of net investment income/Net investment income not yet distributed			($1,472,818)		$3,572,726

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Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$16.10	$14.51	$15.59	$15.77	$14.70	$12.42
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.23 [1]	0.22 [1]	0.21 [1]	0.22	0.22
Net realized and unrealized gains (losses)	0.17	2.18	0.01	0.17	1.10	2.31
Total from investment operations	0.38	2.41	0.23	0.38	1.32	2.53
Less distributions:
Distributions from net investment income	(0.39)	(0.24)	(0.30)	(0.36)	(0.25)	(0.25)
Distributions from net realized gains	(0.38)	(0.58)	(1.01)	(0.20)	—	—
Total distributions	(0.77)	(0.82)	(1.31)	(0.56)	(0.25)	(0.25)
Net asset value at end of period	$15.71	$16.10	$14.51	$15.59	$15.77	$14.70
Total return	2.31% [2]	17.47%	1.72%	2.44%	9.11%	20.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5]	0.00% [5]	—	—
Gross operating expenses[3]	0.02% [4]	0.02%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	2.68% [4]	1.53%	1.51%	1.36%	1.38%	1.59%
Portfolio turnover rate	9% [2]	30%	5%	19%	26%	10%
Net assets, end of period (x 1,000,000)	$999	$966	$814	$789	$727	$621

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.9% of net assets

Equity Funds 59.3%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	4,127,105	30,994,555
International 21.0%
Laudus International MarketMasters Fund, Select Shares	4,415,690	117,766,456
Laudus Mondrian Emerging Markets Fund	1,388,252	11,841,790
Schwab International Core Equity Fund	7,254,242	80,594,626
		210,202,872
Large-Cap 29.0%
Laudus U.S. Large Cap Growth Fund *	1,232,759	25,703,035
Schwab Core Equity Fund	4,741,906	106,360,952
Schwab Dividend Equity Fund	760,019	12,023,498
Schwab S&P 500 Index Fund	3,539,554	145,227,905
		289,315,390
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund *	329,494	13,150,091
Small-Cap 4.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	920,358	17,173,876
Schwab Small-Cap Equity Fund *	1,499,255	31,739,235
		48,913,111
		592,576,019

Fixed-Income Funds 16.5%
Intermediate-Term Bond 12.7%
Schwab Intermediate-Term Bond Fund	1,125,014	10,980,135
Schwab U.S. Aggregate Bond Index Fund	11,862,308	115,776,129
		126,756,264
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund	1,081,045	11,005,040
Short-Term Bond 2.7%
Schwab Short-Term Bond Index Fund	2,793,059	27,344,046
		165,105,350

Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	20,298,559	20,302,618
Total Affiliated Underlying Funds
(Cost $621,147,912)		777,983,987
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.1% of net assets

Equity Funds 9.2%
International 0.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	808,784	8,718,691
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	772,270	36,296,714
Dodge & Cox Stock Fund	102,431	20,334,715
TCW Relative Value Large Cap Fund, Class I	1,277,722	27,074,920
		83,706,349
		92,425,040

Fixed-Income Funds 11.9%
Intermediate-Term Bond 11.9%
Baird Aggregate Bond Fund, Institutional Class	1,327,734	13,994,316
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	3,120,199	34,290,985
Metropolitan West Total Return Bond Fund, Class I	6,769,383	70,198,501
		118,483,802
Total Unaffiliated Underlying Funds
(Cost $201,387,621)		210,908,842
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Barclays Capital, Inc.
1.05%, 05/01/18 (b)	10,035,551	10,035,551
BNP Paribas
1.05%, 05/01/18 (b)	239,892	239,892
Total Short-Term Investments
(Cost $10,275,443)		10,275,443
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	3,869,158	620,360	(73,828)	4,415,690	($1,256,421)	($64,969)	$4,715,343
Laudus Mondrian Emerging Markets Fund	1,542,701	43,365	(197,814)	1,388,252	238,304	37,494	355,593
Laudus Mondrian International Government Fixed Income Fund	1,080,882	163	—	1,081,045	389,160	—	1,621
Laudus Small-Cap MarketMasters Fund, Select Shares	849,500	111,685	(40,827)	920,358	(1,654,406)	24,496	2,094,101
Laudus U.S. Large Cap Growth Fund	1,424,368	185,560	(377,169)	1,232,759	(3,164,034)	2,857,190	3,557,180
Schwab Core Equity Fund	4,705,517	550,405	(514,016)	4,741,906	(8,956,152)	401,077	12,389,627
Schwab Dividend Equity Fund	786,317	78,903	(105,201)	760,019	(1,133,029)	129,648	1,274,361
Schwab Emerging Markets Equity ETF	—	265,810	(265,810)	—	—	(399,638)	—
Schwab Global Real Estate Fund	4,005,110	121,995	—	4,127,105	(729,580)	—	924,843
Schwab Intermediate-Term Bond Fund	1,113,481	11,533	—	1,125,014	(324,265)	—	113,885
Schwab International Core Equity Fund	5,840,200	1,414,042	—	7,254,242	(1,401,007)	—	1,696,578
Schwab S&P 500 Index Fund	4,234,731	74,865	(770,042)	3,539,554	(761,463)	6,015,229	3,100,918
Schwab Short-Term Bond Index Fund	2,237,888	555,171	—	2,793,059	(471,506)	—	231,340
Schwab Small-Cap Equity Fund	1,403,512	204,050	(108,307)	1,499,255	(3,325,770)	63,508	4,266,677
Schwab U.S. Aggregate Bond Index Fund	10,273,819	1,852,986	(264,497)	11,862,308	(3,621,924)	(72,619)	1,459,686
Schwab U.S. Mid-Cap Index Fund	—	329,494	—	329,494	(579,909)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	12,596,054	7,702,505	—	20,298,559	(1,253)	—	112,746
Total					($26,753,255)	$8,991,416	$36,294,499
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$777,983,987	$—	$—	$777,983,987
Unaffiliated Underlying Funds[1]	210,908,842	—	—	210,908,842
Short-Term Investments[1]	—	10,275,443	—	10,275,443
Total	$988,892,829	$10,275,443	$—	$999,168,272
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $621,147,912)		$777,983,987
Investments in unaffiliated issuers, at value (cost $211,663,064)		221,184,285
Receivables:
Fund shares sold		690,558
Dividends		480,967
Due from investment adviser		14,114
Interest		300
Prepaid expenses	+	15,150
Total assets		1,000,369,361
Liabilities
Payables:
Investments bought		470,189
Independent trustees’ fees		126
Fund shares redeemed		706,160
Accrued expenses	+	46,223
Total liabilities		1,222,698
Net Assets
Total assets		1,000,369,361
Total liabilities	–	1,222,698
Net assets		$999,146,663
Net Assets by Source
Capital received from investors		799,557,944
Distributions in excess of net investment income		(4,683,313)
Net realized capital gains		37,914,736
Net unrealized capital appreciation		166,357,296

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$999,146,663		63,604,303		$15.71

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$10,893,681
Dividends received from unaffiliated underlying funds		2,375,861
Interest	+	53,119
Total investment income		13,322,661
Expenses
Shareholder reports		22,795
Registration fees		20,888
Professional fees		13,808
Portfolio accounting fees		12,568
Transfer agent fees		7,244
Independent trustees’ fees		6,441
Custodian fees		859
Other expenses	+	6,842
Total expenses		91,445
Expense reduction by CSIM	–	91,445
Net expenses	–	—
Net investment income		13,322,661
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		25,400,818
Realized capital gain distributions received from unaffiliated underlying funds		6,818,713
Net realized gains on sales of affiliated underlying funds		8,991,416
Net realized gains on sales of unaffiliated underlying funds	+	389,672
Net realized gains		41,600,619
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(26,753,255)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(5,866,899)
Net change in unrealized appreciation (depreciation)	+	(32,620,154)
Net realized and unrealized gains		8,980,465
Increase in net assets resulting from operations		$22,303,126

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$13,322,661	$13,568,617
Net realized gains		41,600,619	24,121,693
Net change in unrealized appreciation (depreciation)	+	(32,620,154)	103,885,184
Increase in net assets from operations		22,303,126	141,575,494
Distributions to Shareholders
Distributions from net investment income		(23,563,851)	(13,474,267)
Distributions from net realized gains	+	(22,896,148)	(32,750,422)
Total distributions		($46,459,999)	($46,224,689)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,637,411	$90,445,130	9,681,587	$145,980,348
Shares reinvested		2,940,209	46,396,506	3,168,835	44,553,824
Shares redeemed	+	(4,998,694)	(79,708,854)	(8,932,547)	(133,954,943)
Net transactions in fund shares		3,578,926	$57,132,782	3,917,875	$56,579,229
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,025,377	$966,170,754	56,107,502	$814,240,720
Total increase	+	3,578,926	32,975,909	3,917,875	151,930,034
End of period		63,604,303	$999,146,663	60,025,377	$966,170,754
Distributions in excess of net investment income/Net investment income not yet distributed			($4,683,313)		$5,557,877

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$15.58	$13.82	$14.70	$15.23	$14.12	$11.69
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.21 [1]	0.20 [1]	0.19 [1]	0.20	0.20
Net realized and unrealized gains (losses)	0.22	2.32	0.01	0.17	1.15	2.45
Total from investment operations	0.43	2.53	0.21	0.36	1.35	2.65
Less distributions:
Distributions from net investment income	(0.39)	(0.22)	(0.28)	(0.35)	(0.24)	(0.22)
Distributions from net realized gains	(0.14)	(0.55)	(0.81)	(0.54)	—	—
Total distributions	(0.53)	(0.77)	(1.09)	(0.89)	(0.24)	(0.22)
Net asset value at end of period	$15.48	$15.58	$13.82	$14.70	$15.23	$14.12
Total return	2.70% [2]	19.19%	1.63%	2.43%	9.62%	23.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5]	0.00% [5]	—	—
Gross operating expenses[3]	0.03% [4]	0.04%	0.04%	0.05%	0.07%	0.09%
Net investment income (loss)	2.68% [4]	1.48%	1.46%	1.28%	1.28%	1.42%
Portfolio turnover rate	9% [2]	24%	3%	14%	24%	5%
Net assets, end of period (x 1,000,000)	$462	$440	$361	$337	$282	$204

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.7% of net assets

Equity Funds 66.4%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	2,157,668	16,204,087
International 23.6%
Laudus International MarketMasters Fund, Select Shares	2,248,846	59,976,726
Laudus Mondrian Emerging Markets Fund	918,472	7,834,570
Schwab International Core Equity Fund	3,706,051	41,174,231
		108,985,527
Large-Cap 32.2%
Laudus U.S. Large Cap Growth Fund *	836,844	17,448,205
Schwab Core Equity Fund	2,406,980	53,988,568
Schwab Dividend Equity Fund	520,404	8,232,790
Schwab S&P 500 Index Fund	1,686,735	69,206,755
		148,876,318
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund *	165,587	6,608,567
Small-Cap 5.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	492,855	9,196,670
Schwab Small-Cap Equity Fund *	804,347	17,028,018
		26,224,688
		306,899,187

Fixed-Income Funds 11.8%
Intermediate-Term Bond 9.3%
Schwab Intermediate-Term Bond Fund	461,835	4,507,514
Schwab U.S. Aggregate Bond Index Fund	3,960,187	38,651,423
		43,158,937
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	409,445	4,168,147
Short-Term Bond 1.6%
Schwab Short-Term Bond Index Fund	727,509	7,122,314
		54,449,398

Money Market Fund 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	7,061,711	7,063,123
Total Affiliated Underlying Funds
(Cost $308,959,800)		368,411,708
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 19.1% of net assets

Equity Funds 9.8%
International 1.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	555,522	5,988,528
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	335,744	15,779,982
Dodge & Cox Stock Fund	52,559	10,434,026
TCW Relative Value Large Cap Fund, Class I	628,012	13,307,584
		39,521,592
		45,510,120

Fixed-Income Funds 9.3%
Intermediate-Term Bond 9.3%
Baird Aggregate Bond Fund, Institutional Class	355,626	3,748,301
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,336,441	14,687,488
Metropolitan West Total Return Bond Fund, Class I	2,354,479	24,415,949
		42,851,738
Total Unaffiliated Underlying Funds
(Cost $83,531,033)		88,361,858
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
1.05%, 05/01/18 (b)	4,646,634	4,646,634
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (b)	854,364	854,364
Total Short-Term Investments
(Cost $5,500,998)		5,500,998
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,926,709	322,137	—	2,248,846	($735,414)	$—	$2,348,080
Laudus Mondrian Emerging Markets Fund	1,013,481	28,489	(123,498)	918,472	179,066	(1,883)	233,607
Laudus Mondrian International Government Fixed Income Fund	409,383	62	—	409,445	147,394	—	614
Laudus Small-Cap MarketMasters Fund, Select Shares	472,127	62,071	(41,343)	492,855	(877,961)	(15,025)	1,163,840
Laudus U.S. Large Cap Growth Fund	949,422	123,370	(235,948)	836,844	(1,306,884)	1,094,980	2,365,010
Schwab Core Equity Fund	2,309,142	270,101	(172,263)	2,406,980	(4,334,652)	62,555	6,079,970
Schwab Dividend Equity Fund	511,548	51,409	(42,553)	520,404	(712,094)	30,855	830,283
Schwab Emerging Markets Equity ETF	—	175,230	(175,230)	—	—	(263,453)	—
Schwab Global Real Estate Fund	2,026,641	131,027	—	2,157,668	(353,325)	—	472,544
Schwab Intermediate-Term Bond Fund	457,101	4,734	—	461,835	(133,116)	—	46,752
Schwab International Core Equity Fund	2,940,472	765,579	—	3,706,051	(709,099)	—	854,207
Schwab S&P 500 Index Fund	1,981,817	69,028	(364,110)	1,686,735	(325,446)	2,766,274	1,457,428
Schwab Short-Term Bond Index Fund	578,765	148,744	—	727,509	(123,777)	—	59,993
Schwab Small-Cap Equity Fund	749,129	108,912	(53,694)	804,347	(1,630,841)	(112,952)	2,277,352
Schwab U.S. Aggregate Bond Index Fund	3,264,571	695,616	—	3,960,187	(1,199,818)	—	474,074
Schwab U.S. Mid-Cap Index Fund	—	165,587	—	165,587	(291,433)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,027,779	3,033,932	—	7,061,711	(401)	—	37,742
Total					($12,407,801)	$3,561,351	$18,701,496
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$368,411,708	$—	$—	$368,411,708
Unaffiliated Underlying Funds[1]	88,361,858	—	—	88,361,858
Short-Term Investments[1]	—	5,500,998	—	5,500,998
Total	$456,773,566	$5,500,998	$—	$462,274,564
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $308,959,800)		$368,411,708
Investments in unaffiliated issuers, at value (cost $89,032,031)		93,862,856
Receivables:
Fund shares sold		485,276
Dividends		161,133
Due from investment adviser		9,208
Interest		160
Prepaid expenses	+	20,175
Total assets		462,950,516
Liabilities
Payables:
Investments bought		157,387
Independent trustees’ fees		95
Fund shares redeemed		496,083
Accrued expenses	+	36,979
Total liabilities		690,544
Net Assets
Total assets		462,950,516
Total liabilities	–	690,544
Net assets		$462,259,972
Net Assets by Source
Capital received from investors		381,418,399
Distributions in excess of net investment income		(2,845,213)
Net realized capital gains		19,404,053
Net unrealized capital appreciation		64,282,733

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$462,259,972		29,861,620		$15.48

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Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$5,092,697
Dividends received from unaffiliated underlying funds		977,090
Interest	+	24,866
Total investment income		6,094,653
Expenses
Registration fees		14,569
Shareholder reports		12,457
Professional fees		11,952
Portfolio accounting fees		9,433
Transfer agent fees		6,174
Independent trustees’ fees		4,988
Custodian fees		969
Other expenses	+	3,715
Total expenses		64,257
Expense reduction by CSIM	–	64,257
Net expenses	–	—
Net investment income		6,094,653
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		13,608,799
Realized capital gain distributions received from unaffiliated underlying funds		3,247,425
Net realized gains on sales of affiliated underlying funds		3,561,351
Net realized gains on sales of unaffiliated underlying funds	+	118,367
Net realized gains		20,535,942
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(12,407,801)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,593,663)
Net change in unrealized appreciation (depreciation)	+	(15,001,464)
Net realized and unrealized gains		5,534,478
Increase in net assets resulting from operations		$11,629,131

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Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$6,094,653	$5,889,591
Net realized gains		20,535,942	3,953,590
Net change in unrealized appreciation (depreciation)	+	(15,001,464)	59,960,588
Increase in net assets from operations		11,629,131	69,803,769
Distributions to Shareholders
Distributions from net investment income		(11,010,719)	(5,834,076)
Distributions from net realized gains	+	(3,868,400)	(14,384,783)
Total distributions		($14,879,119)	($20,218,859)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,700,836	$42,464,617	5,223,969	$75,702,508
Shares reinvested		957,236	14,875,445	1,463,205	19,709,361
Shares redeemed	+	(2,035,095)	(31,910,810)	(4,564,479)	(65,787,434)
Net transactions in fund shares		1,622,977	$25,429,252	2,122,695	$29,624,435
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,238,643	$440,080,708	26,115,948	$360,871,363
Total increase	+	1,622,977	22,179,264	2,122,695	79,209,345
End of period		29,861,620	$462,259,972	28,238,643	$440,080,708
Distributions in excess of net investment income/Net investment income not yet distributed			($2,845,213)		$2,070,853

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Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$17.14	$15.12	$16.42	$16.77	$15.49	$12.67
Income (loss) from investment operations:
Net investment income (loss)	0.23 [1]	0.23 [1]	0.22 [1]	0.21 [1]	0.21	0.22
Net realized and unrealized gains (losses)	0.28	2.78	(0.03) [2]	0.20	1.33	2.84
Total from investment operations	0.51	3.01	0.19	0.41	1.54	3.06
Less distributions:
Distributions from net investment income	(0.44)	(0.24)	(0.32)	(0.39)	(0.26)	(0.24)
Distributions from net realized gains	(0.26)	(0.75)	(1.17)	(0.37)	—	—
Total distributions	(0.70)	(0.99)	(1.49)	(0.76)	(0.26)	(0.24)
Net asset value at end of period	$16.95	$17.14	$15.12	$16.42	$16.77	$15.49
Total return	2.96% [3]	21.02%	1.38%	2.48%	10.07%	24.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	0.00% [6]	0.00% [6]	—	—
Gross operating expenses[4]	0.02% [5]	0.02%	0.03%	0.03%	0.04%	0.04%
Net investment income (loss)	2.70% [5]	1.44%	1.45%	1.27%	1.26%	1.47%
Portfolio turnover rate	10% [3]	21%	4%	13%	23%	6%
Net assets, end of period (x 1,000,000)	$1,027	$998	$841	$834	$768	$639

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not agree with the change in aggregate gains and losses in securities during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 82.3% of net assets

Equity Funds 73.3%
Global Real Estate 3.9%
Schwab Global Real Estate Fund	5,315,223	39,917,325
International 26.2%
Laudus International MarketMasters Fund, Select Shares	5,500,858	146,707,884
Laudus Mondrian Emerging Markets Fund	2,757,589	23,522,232
Schwab International Core Equity Fund	8,874,974	98,600,960
		268,831,076
Large-Cap 35.2%
Laudus U.S. Large Cap Growth Fund *	2,560,432	53,385,010
Schwab Core Equity Fund	5,794,168	129,963,196
Schwab Dividend Equity Fund	1,565,992	24,773,994
Schwab S&P 500 Index Fund	3,733,867	153,200,551
		361,322,751
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund *	401,728	16,032,959
Small-Cap 6.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *	1,264,041	23,587,011
Schwab Small-Cap Equity Fund *	2,032,628	43,030,741
		66,617,752
		752,721,863

Fixed-Income Funds 7.6%
Intermediate-Term Bond 6.3%
Schwab Intermediate-Term Bond Fund	929,827	9,075,116
Schwab U.S. Aggregate Bond Index Fund	5,738,239	56,005,208
		65,080,324
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund	537,782	5,474,625
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	772,908	7,566,770
		78,121,719

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	14,088,950	14,091,768
Total Affiliated Underlying Funds
(Cost $653,377,424)		844,935,350
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 17.0% of net assets

Equity Funds 10.1%
International 1.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,440,724	15,531,005
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	676,647	31,802,399
Dodge & Cox Stock Fund	113,199	22,472,345
TCW Relative Value Large Cap Fund, Class I	1,605,702	34,024,831
		88,299,575
		103,830,580

Fixed-Income Funds 6.9%
Intermediate-Term Bond 6.9%
Baird Aggregate Bond Fund, Institutional Class	421,309	4,440,599
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,548,466	28,007,640
Metropolitan West Total Return Bond Fund, Class I	3,742,763	38,812,455
		71,260,694
Total Unaffiliated Underlying Funds
(Cost $160,863,578)		175,091,274
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (b)	5,714,076	5,714,076
Total Short-Term Investment
(Cost $5,714,076)		5,714,076
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	4,746,119	754,739	—	5,500,858	($1,881,588)	$—	$5,784,096
Laudus Mondrian Emerging Markets Fund	2,990,467	84,061	(316,939)	2,757,589	448,354	45,031	689,303
Laudus Mondrian International Government Fixed Income Fund	537,701	81	—	537,782	193,594	—	806
Laudus Small-Cap MarketMasters Fund, Select Shares	1,216,736	159,967	(112,662)	1,264,041	(2,364,726)	67,597	2,999,376
Laudus U.S. Large Cap Growth Fund	2,733,424	376,376	(549,368)	2,560,432	(3,046,474)	2,324,405	7,215,145
Schwab Core Equity Fund	5,639,832	659,692	(505,356)	5,794,168	(10,782,305)	509,512	14,849,678
Schwab Dividend Equity Fund	1,556,759	156,396	(147,163)	1,565,992	(2,161,061)	107,324	2,525,903
Schwab Emerging Markets Equity ETF	—	526,350	(526,350)	—	—	(791,353)	—
Schwab Global Real Estate Fund	5,158,108	157,115	—	5,315,223	(939,613)	—	1,191,088
Schwab Intermediate-Term Bond Fund	920,295	9,532	—	929,827	(268,006)	—	94,126
Schwab International Core Equity Fund	7,383,553	1,589,785	(98,364)	8,874,974	(1,756,727)	(59,880)	2,144,922
Schwab S&P 500 Index Fund	4,553,125	80,090	(899,348)	3,733,867	(1,274,486)	6,985,476	3,317,328
Schwab Short-Term Bond Index Fund	586,580	186,328	—	772,908	(130,498)	—	63,179
Schwab Small-Cap Equity Fund	2,009,039	292,084	(268,495)	2,032,628	(4,752,735)	132,859	6,107,478
Schwab U.S. Aggregate Bond Index Fund	4,603,548	1,134,691	—	5,738,239	(1,704,949)	—	675,985
Schwab U.S. Mid-Cap Index Fund	—	401,728	—	401,728	(707,041)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	5,832,001	8,256,949	—	14,088,950	(579)	—	66,085
Total					($31,128,840)	$9,320,971	$47,724,498
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$844,935,350	$—	$—	$844,935,350
Unaffiliated Underlying Funds[1]	175,091,274	—	—	175,091,274
Short-Term Investment[1]	—	5,714,076	—	5,714,076
Total	$1,020,026,624	$5,714,076	$—	$1,025,740,700
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $653,377,424)		$844,935,350
Investments in unaffiliated issuers, at value (cost $166,577,654)		180,805,350
Receivables:
Investments sold		1,400,000
Fund shares sold		500,085
Dividends		243,683
Due from investment adviser		15,546
Interest		167
Prepaid expenses	+	11,815
Total assets		1,027,911,996
Liabilities
Payables:
Investments bought		235,455
Independent trustees’ fees		136
Fund shares redeemed		419,703
Accrued expenses	+	60,839
Total liabilities		716,133
Net Assets
Total assets		1,027,911,996
Total liabilities	–	716,133
Net assets		$1,027,195,863
Net Assets by Source
Capital received from investors		780,433,845
Distributions in excess of net investment income		(8,101,457)
Net realized capital gains		49,077,853
Net unrealized capital appreciation		205,785,622

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,027,195,863		60,592,994		$16.95

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Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$11,870,448
Dividends received from unaffiliated underlying funds		1,925,993
Interest	+	50,712
Total investment income		13,847,153
Expenses
Shareholder reports		34,603
Registration fees		19,101
Professional fees		13,821
Portfolio accounting fees		12,762
Transfer agent fees		10,329
Independent trustees’ fees		6,527
Custodian fees		587
Other expenses	+	7,013
Total expenses		104,743
Expense reduction by CSIM	–	104,743
Net expenses	–	—
Net investment income		13,847,153
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		35,854,050
Realized capital gain distributions received from unaffiliated underlying funds		7,603,103
Net realized gains on sales of affiliated underlying funds		9,320,971
Net realized gains on sales of unaffiliated underlying funds	+	404,181
Net realized gains		53,182,305
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(31,128,840)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(6,197,342)
Net change in unrealized appreciation (depreciation)	+	(37,326,182)
Net realized and unrealized gains		15,856,123
Increase in net assets resulting from operations		$29,703,276

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Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$13,847,153	$13,266,752
Net realized gains		53,182,305	15,764,642
Net change in unrealized appreciation (depreciation)	+	(37,326,182)	145,329,592
Increase in net assets from operations		29,703,276	174,360,986
Distributions to Shareholders
Distributions from net investment income		(25,770,682)	(13,243,888)
Distributions from net realized gains	+	(15,094,673)	(41,459,607)
Total distributions		($40,865,355)	($54,703,495)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,006,352	$69,070,401	7,851,862	$124,294,415
Shares reinvested		2,402,720	40,846,239	3,644,656	53,467,109
Shares redeemed	+	(4,050,480)	(69,793,904)	(8,921,765)	(140,664,847)
Net transactions in fund shares		2,358,592	$40,122,736	2,574,753	$37,096,677
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,234,402	$998,235,206	55,659,649	$841,481,038
Total increase	+	2,358,592	28,960,657	2,574,753	156,754,168
End of period		60,592,994	$1,027,195,863	58,234,402	$998,235,206
Distributions in excess of net investment income/Net investment income not yet distributed			($8,101,457)		$3,822,072

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Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$13.92	$12.00	$12.51	$12.67	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18 [2]	0.17 [2]	0.16 [2]	0.14 [2]	0.16	0.02
Net realized and unrealized gains (losses)	0.25	2.37	0.00 [3]	0.15	1.03	1.64
Total from investment operations	0.43	2.54	0.16	0.29	1.19	1.66
Less distributions:
Distributions from net investment income	(0.36)	(0.18)	(0.23)	(0.29)	(0.18)	—
Distributions from net realized gains	(0.03)	(0.44)	(0.44)	(0.16)	—	—
Total distributions	(0.39)	(0.62)	(0.67)	(0.45)	(0.18)	—
Net asset value at end of period	$13.96	$13.92	$12.00	$12.51	$12.67	$11.66
Total return	3.07% [4]	22.11%	1.40%	2.37%	10.30%	16.60% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	— [6]	—	0.00% [7]	0.00% [7]	—	0.00% [6],[8]
Gross operating expenses[5]	0.06% [6]	0.10%	0.13%	0.20%	0.32%	1.08% [6]
Net investment income (loss)	2.64% [6]	1.31%	1.34%	1.09%	1.03%	0.46% [6]
Portfolio turnover rate	8% [4]	11%	1%	10%	23%	39% [4]
Net assets, end of period (x 1,000,000)	$136	$121	$82	$66	$41	$18

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 83.4% of net assets

Equity Funds 77.3%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	751,063	5,640,484
International 27.8%
Laudus International MarketMasters Fund, Select Shares	762,980	20,348,658
Laudus Mondrian Emerging Markets Fund	423,548	3,612,865
Schwab International Core Equity Fund	1,243,387	13,814,030
		37,775,553
Large-Cap 36.9%
Laudus U.S. Large Cap Growth Fund *	397,334	8,284,410
Schwab Core Equity Fund	785,277	17,613,774
Schwab Dividend Equity Fund	250,882	3,968,954
Schwab S&P 500 Index Fund	495,224	20,319,033
		50,186,171
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	53,756	2,145,390
Small-Cap 6.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	175,634	3,277,326
Schwab Small-Cap Equity Fund *	292,045	6,182,602
		9,459,928
		105,207,526

Fixed-Income Funds 4.9%
Intermediate-Term Bond 4.1%
Schwab Intermediate-Term Bond Fund	88,237	861,195
Schwab U.S. Aggregate Bond Index Fund	486,181	4,745,124
		5,606,319
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund	51,477	524,037
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	56,310	551,278
		6,681,634

Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	1,548,100	1,548,410
Total Affiliated Underlying Funds
(Cost $101,972,370)		113,437,570
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 15.3% of net assets

Equity Funds 10.6%
International 2.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	266,052	2,868,038
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	76,729	3,606,240
Dodge & Cox Stock Fund	19,512	3,873,544
TCW Relative Value Large Cap Fund, Class I	193,765	4,105,886
		11,585,670
		14,453,708

Fixed-Income Funds 4.7%
Intermediate-Term Bond 4.7%
Baird Aggregate Bond Fund, Institutional Class	28,150	296,699
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	262,495	2,884,819
Metropolitan West Total Return Bond Fund, Class I	312,096	3,236,440
		6,417,958
Total Unaffiliated Underlying Funds
(Cost $20,327,788)		20,871,666
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
1.05%, 05/01/18 (b)	1,366,540	1,366,540
Citibank
1.05%, 05/01/18 (b)	223,666	223,666
Total Short-Term Investments
(Cost $1,590,206)		1,590,206
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	598,666	176,385	(12,071)	762,980	($193,593)	($17,623)	$749,844
Laudus Mondrian Emerging Markets Fund	431,102	12,118	(19,672)	423,548	61,545	(6,550)	99,369
Laudus Mondrian International Government Fixed Income Fund	51,469	8	—	51,477	18,531	—	77
Laudus Small-Cap MarketMasters Fund, Select Shares	164,019	27,119	(15,504)	175,634	(306,968)	(10,924)	416,425
Laudus U.S. Large Cap Growth Fund	391,181	61,838	(55,685)	397,334	(211,124)	93,628	1,051,064
Schwab Core Equity Fund	716,762	97,003	(28,488)	785,277	(1,322,771)	(31,003)	1,887,234
Schwab Dividend Equity Fund	233,840	35,955	(18,913)	250,882	(312,289)	(2,703)	379,566
Schwab Emerging Markets Equity ETF	—	81,027	(81,027)	—	—	(121,822)	—
Schwab Global Real Estate Fund	635,930	115,133	—	751,063	(121,581)	—	161,761
Schwab Intermediate-Term Bond Fund	87,333	904	—	88,237	(25,433)	—	8,932
Schwab International Core Equity Fund	953,926	289,461	—	1,243,387	(233,141)	—	296,418
Schwab S&P 500 Index Fund	539,805	47,518	(92,099)	495,224	27,807	636,802	403,071
Schwab Short-Term Bond Index Fund	33,572	22,738	—	56,310	(7,813)	—	4,040
Schwab Small-Cap Equity Fund	277,434	52,244	(37,633)	292,045	(596,453)	(36,226)	843,398
Schwab U.S. Aggregate Bond Index Fund	346,074	140,107	—	486,181	(139,026)	—	55,692
Schwab U.S. Mid-Cap Index Fund	—	53,756	—	53,756	(94,610)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	542,324	1,005,776	—	1,548,100	(54)	—	6,850
Total					($3,456,973)	$503,579	$6,363,741
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$113,437,570	$—	$—	$113,437,570
Unaffiliated Underlying Funds[1]	20,871,666	—	—	20,871,666
Short-Term Investments[1]	—	1,590,206	—	1,590,206
Total	$134,309,236	$1,590,206	$—	$135,899,442
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $101,972,370)		$113,437,570
Investments in unaffiliated issuers, at value (cost $21,917,994)		22,461,872
Receivables:
Fund shares sold		210,145
Dividends		20,815
Due from investment adviser		5,831
Interest		46
Prepaid expenses	+	15,924
Total assets		136,152,203
Liabilities
Payables:
Investments bought		19,853
Independent trustees’ fees		73
Fund shares redeemed		59,913
Accrued expenses	+	26,297
Total liabilities		106,136
Net Assets
Total assets		136,152,203
Total liabilities	–	106,136
Net assets		$136,046,067
Net Assets by Source
Capital received from investors		119,243,576
Distributions in excess of net investment income		(1,126,328)
Net realized capital gains		5,919,741
Net unrealized capital appreciation		12,009,078

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$136,046,067		9,742,346		$13.96

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Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,506,478
Dividends received from unaffiliated underlying funds		205,809
Interest	+	7,319
Total investment income		1,719,606
Expenses
Professional fees		10,960
Registration fees		10,619
Shareholder reports		5,901
Independent trustees’ fees		4,109
Portfolio accounting fees		3,053
Transfer agent fees		1,762
Custodian fees		1,141
Other expenses	+	2,076
Total expenses		39,621
Expense reduction by CSIM	–	39,621
Net expenses	–	—
Net investment income		1,719,606
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,857,263
Realized capital gain distributions received from unaffiliated underlying funds		929,461
Net realized gains on sales of affiliated underlying funds		503,579
Net realized gains on sales of unaffiliated underlying funds	+	14,337
Net realized gains		6,304,640
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(3,456,973)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(745,868)
Net change in unrealized appreciation (depreciation)	+	(4,202,841)
Net realized and unrealized gains		2,101,799
Increase in net assets resulting from operations		$3,821,405

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Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$1,719,606	$1,331,729
Net realized gains		6,304,640	294,651
Net change in unrealized appreciation (depreciation)	+	(4,202,841)	18,340,150
Increase in net assets from operations		3,821,405	19,966,530
Distributions to Shareholders
Distributions from net investment income		(3,207,884)	(1,270,308)
Distributions from net realized gains	+	(300,316)	(3,146,401)
Total distributions		($3,508,200)	($4,416,709)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,604,947	$22,661,363	2,762,281	$35,257,289
Shares reinvested		250,550	3,507,700	363,903	4,308,619
Shares redeemed	+	(816,628)	(11,555,353)	(1,244,586)	(15,883,333)
Net transactions in fund shares		1,038,869	$14,613,710	1,881,598	$23,682,575
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,703,477	$121,119,152	6,821,879	$81,886,756
Total increase	+	1,038,869	14,926,915	1,881,598	39,232,396
End of period		9,742,346	$136,046,067	8,703,477	$121,119,152
Distributions in excess of net investment income/Net investment income not yet distributed			($1,126,328)		$361,950

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Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$14.07	$12.08	$12.60	$12.75	$11.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18 [2]	0.16 [2]	0.15 [2]	0.13 [2]	0.17	0.02
Net realized and unrealized gains (losses)	0.28	2.47	0.01	0.18	1.04	1.70
Total from investment operations	0.46	2.63	0.16	0.31	1.21	1.72
Less distributions:
Distributions from net investment income	(0.36)	(0.18)	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.02)	(0.46)	(0.45)	(0.16)	—	—
Total distributions	(0.38)	(0.64)	(0.68)	(0.46)	(0.18)	—
Net asset value at end of period	$14.15	$14.07	$12.08	$12.60	$12.75	$11.72
Total return	3.31% [3]	22.68%	1.39%	2.44%	10.43%	17.20% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	0.01% [6]	0.00% [7]	—	0.00% [5],[8]
Gross operating expenses[4]	0.07% [5]	0.11%	0.16%	0.25%	0.39%	1.37% [5]
Net investment income (loss)	2.59% [5]	1.27%	1.31%	1.05%	0.99%	0.40% [5]
Portfolio turnover rate	8% [3]	10%	1%	8%	23%	40% [3]
Net assets, end of period (x 1,000,000)	$119	$104	$68	$53	$33	$14

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 84.7% of net assets

Equity Funds 80.5%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	731,233	5,491,556
International 29.0%
Laudus International MarketMasters Fund, Select Shares	696,168	18,566,803
Laudus Mondrian Emerging Markets Fund	403,188	3,439,190
Schwab International Core Equity Fund	1,121,107	12,455,498
		34,461,491
Large-Cap 38.1%
Laudus U.S. Large Cap Growth Fund *	393,317	8,200,663
Schwab Core Equity Fund	696,163	15,614,927
Schwab Dividend Equity Fund	238,022	3,765,508
Schwab S&P 500 Index Fund	430,834	17,677,123
		45,258,221
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	47,564	1,898,287
Small-Cap 7.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *	158,851	2,964,167
Schwab Small-Cap Equity Fund *	264,793	5,605,673
		8,569,840
		95,679,395

Fixed-Income Funds 3.2%
Intermediate-Term Bond 2.7%
Schwab Intermediate-Term Bond Fund	47,864	467,156
Schwab U.S. Aggregate Bond Index Fund	278,211	2,715,343
		3,182,499
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund	41,981	427,363
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund	27,613	270,332
		3,880,194

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	1,202,432	1,202,673
Total Affiliated Underlying Funds
(Cost $90,747,676)		100,762,262
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 14.2% of net assets

Equity Funds 10.8%
International 2.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	269,145	2,901,385
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	60,678	2,851,860
Dodge & Cox Stock Fund	17,814	3,536,510
TCW Relative Value Large Cap Fund, Class I	164,981	3,495,956
		9,884,326
		12,785,711

Fixed-Income Funds 3.4%
Intermediate-Term Bond 3.4%
Baird Aggregate Bond Fund, Institutional Class	20,737	218,569
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	163,220	1,793,790
Metropolitan West Total Return Bond Fund, Class I	200,101	2,075,049
		4,087,408
Total Unaffiliated Underlying Funds
(Cost $16,383,194)		16,873,119
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
BNP Paribas
1.05%, 05/01/18 (b)	1,191,377	1,191,377
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (b)	324,460	324,460
Total Short-Term Investments
(Cost $1,515,837)		1,515,837
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	530,596	165,572	—	696,168	($202,177)	$—	$660,118
Laudus Mondrian Emerging Markets Fund	410,023	11,526	(18,361)	403,188	56,482	(4,393)	94,510
Laudus Mondrian International Government Fixed Income Fund	41,974	7	—	41,981	15,112	—	63
Laudus Small-Cap MarketMasters Fund, Select Shares	155,786	20,481	(17,416)	158,851	(283,039)	(9,012)	384,028
Laudus U.S. Large Cap Growth Fund	372,185	63,949	(42,817)	393,317	(191,802)	81,679	982,419
Schwab Core Equity Fund	622,617	90,805	(17,259)	696,163	(1,161,417)	(17,971)	1,639,352
Schwab Dividend Equity Fund	213,507	33,912	(9,397)	238,022	(294,164)	(2,725)	346,937
Schwab Emerging Markets Equity ETF	—	77,536	(77,536)	—	—	(116,573)	—
Schwab Global Real Estate Fund	578,379	152,854	—	731,233	(94,692)	—	138,513
Schwab Intermediate-Term Bond Fund	47,374	490	—	47,864	(13,796)	—	4,845
Schwab International Core Equity Fund	844,296	296,757	(19,946)	1,121,107	(202,673)	(15,971)	250,929
Schwab S&P 500 Index Fund	463,950	39,599	(72,715)	430,834	27,505	510,636	345,275
Schwab Short-Term Bond Index Fund	7,260	20,353	—	27,613	(4,009)	—	1,883
Schwab Small-Cap Equity Fund	255,145	41,911	(32,263)	264,793	(534,982)	(48,294)	775,640
Schwab U.S. Aggregate Bond Index Fund	208,754	69,457	—	278,211	(80,260)	—	31,346
Schwab U.S. Mid-Cap Index Fund	—	47,564	—	47,564	(83,713)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,202,432	—	1,202,432	—	—	3,558
Total					($3,047,625)	$377,376	$5,659,416
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$100,762,262	$—	$—	$100,762,262
Unaffiliated Underlying Funds[1]	16,873,119	—	—	16,873,119
Short-Term Investments[1]	—	1,515,837	—	1,515,837
Total	$117,635,381	$1,515,837	$—	$119,151,218
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $90,747,676)		$100,762,262
Investments in unaffiliated issuers, at value (cost $17,899,031)		18,388,956
Receivables:
Fund shares sold		486,119
Dividends		12,359
Due from investment adviser		5,867
Interest		44
Prepaid expenses	+	14,765
Total assets		119,670,372
Liabilities
Payables:
Investments bought		711,586
Independent trustees’ fees		70
Fund shares redeemed		34,578
Accrued expenses	+	26,252
Total liabilities		772,486
Net Assets
Total assets		119,670,372
Total liabilities	–	772,486
Net assets		$118,897,886
Net Assets by Source
Capital received from investors		104,179,229
Distributions in excess of net investment income		(1,036,300)
Net realized capital gains		5,250,446
Net unrealized capital appreciation		10,504,511

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$118,897,886		8,403,012		$14.15

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Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,285,203
Dividends received from unaffiliated underlying funds		157,414
Interest	+	7,391
Total investment income		1,450,008
Expenses
Professional fees		10,910
Registration fees		10,606
Shareholder reports		6,334
Independent trustees’ fees		4,060
Portfolio accounting fees		2,913
Transfer agent fees		2,081
Custodian fees		1,089
Other expenses	+	1,954
Total expenses		39,947
Expense reduction by CSIM	–	39,947
Net expenses	–	—
Net investment income		1,450,008
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,374,213
Realized capital gain distributions received from unaffiliated underlying funds		777,661
Net realized gains on sales of affiliated underlying funds		377,376
Net realized gains on sales of unaffiliated underlying funds	+	8,514
Net realized gains		5,537,764
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(3,047,625)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(615,878)
Net change in unrealized appreciation (depreciation)	+	(3,663,503)
Net realized and unrealized gains		1,874,261
Increase in net assets resulting from operations		$3,324,269

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Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$1,450,008	$1,076,611
Net realized gains		5,537,764	146,280
Net change in unrealized appreciation (depreciation)	+	(3,663,503)	15,875,172
Increase in net assets from operations		3,324,269	17,098,063
Distributions to Shareholders
Distributions from net investment income		(2,753,123)	(1,025,271)
Distributions from net realized gains	+	(169,899)	(2,632,547)
Total distributions		($2,923,022)	($3,657,818)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,446,108	$20,721,752	2,650,700	$34,292,743
Shares reinvested		206,071	2,922,089	296,528	3,537,587
Shares redeemed	+	(651,336)	(9,310,102)	(1,179,968)	(15,171,475)
Net transactions in fund shares		1,000,843	$14,333,739	1,767,260	$22,658,855
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,402,169	$104,162,900	5,634,909	$68,063,800
Total increase	+	1,000,843	14,734,986	1,767,260	36,099,100
End of period		8,403,012	$118,897,886	7,402,169	$104,162,900
Distributions in excess of net investment income/Net investment income not yet distributed			($1,036,300)		$266,815

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Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$14.18	$12.09	$12.63	$12.79	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18 [2]	0.16 [2]	0.15 [2]	0.13 [2]	0.16	0.02
Net realized and unrealized gains (losses)	0.31	2.55	0.00 [3]	0.17	1.07	1.72
Total from investment operations	0.49	2.71	0.15	0.30	1.23	1.74
Less distributions:
Distributions from net investment income	(0.37)	(0.17)	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.02)	(0.45)	(0.46)	(0.16)	—	—
Total distributions	(0.39)	(0.62)	(0.69)	(0.46)	(0.18)	—
Net asset value at end of period	$14.28	$14.18	$12.09	$12.63	$12.79	$11.74
Total return	3.43% [4]	23.35%	1.28%	2.36%	10.59%	17.40% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	— [6]	—	0.01% [7]	0.00% [8]	—	0.00% [6],[9]
Gross operating expenses[5]	0.11% [6]	0.19%	0.27%	0.44%	0.68%	2.78% [6]
Net investment income (loss)	2.57% [6]	1.24%	1.26%	1.03%	0.94%	0.34% [6]
Portfolio turnover rate	8% [4]	9%	1%	8%	29%	12% [4]
Net assets, end of period (x 1,000,000)	$71	$60	$38	$29	$18	$7

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
9
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 85.7% of net assets

Equity Funds 82.6%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	404,560	3,038,243
International 29.7%
Laudus International MarketMasters Fund, Select Shares	429,500	11,454,759
Laudus Mondrian Emerging Markets Fund	257,733	2,198,459
Schwab International Core Equity Fund	672,131	7,467,378
		21,120,596
Large-Cap 39.5%
Laudus U.S. Large Cap Growth Fund *	262,570	5,474,586
Schwab Core Equity Fund	428,442	9,609,965
Schwab Dividend Equity Fund	154,199	2,439,426
Schwab S&P 500 Index Fund	257,513	10,565,741
		28,089,718
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	28,726	1,146,443
Small-Cap 7.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *	103,082	1,923,503
Schwab Small-Cap Equity Fund *	163,386	3,458,883
		5,382,386
		58,777,386

Fixed-Income Funds 2.1%
Intermediate-Term Bond 1.7%
Schwab Intermediate-Term Bond Fund	17,904	174,739
Schwab U.S. Aggregate Bond Index Fund	106,645	1,040,856
		1,215,595
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund	12,706	129,349
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund	12,947	126,747
		1,471,691

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	701,419	701,559
Total Affiliated Underlying Funds
(Cost $54,989,090)		60,950,636
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 12.9% of net assets

Equity Funds 10.8%
International 2.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	171,631	1,850,185
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	32,559	1,530,295
Dodge & Cox Stock Fund	11,332	2,249,715
TCW Relative Value Large Cap Fund, Class I	97,139	2,058,384
		5,838,394
		7,688,579

Fixed-Income Funds 2.1%
Intermediate-Term Bond 2.1%
Baird Aggregate Bond Fund, Institutional Class	5,067	53,406
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,241	716,998
Metropolitan West Total Return Bond Fund, Class I	71,290	739,281
		1,509,685
Total Unaffiliated Underlying Funds
(Cost $8,892,841)		9,198,264
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
1.05%, 05/01/18 (b)	713,049	713,049
JPMorgan Chase Bank
1.05%, 05/01/18 (b)	31,020	31,020
Total Short-Term Investments
(Cost $744,069)		744,069
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	310,559	119,318	(377)	429,500	($113,424)	($551)	$401,051
Laudus Mondrian Emerging Markets Fund	250,686	7,047	—	257,733	24,887	—	57,783
Laudus Mondrian International Government Fixed Income Fund	12,704	2	—	12,706	4,574	—	19
Laudus Small-Cap MarketMasters Fund, Select Shares	97,330	18,155	(12,403)	103,082	(174,182)	(7,231)	239,927
Laudus U.S. Large Cap Growth Fund	231,721	58,083	(27,234)	262,570	(89,931)	39,446	611,651
Schwab Core Equity Fund	367,417	77,783	(16,758)	428,442	(671,285)	(16,433)	967,409
Schwab Dividend Equity Fund	130,069	30,631	(6,501)	154,199	(187,007)	(1,260)	219,200
Schwab Emerging Markets Equity ETF	—	49,967	(49,967)	—	—	(75,124)	—
Schwab Global Real Estate Fund	334,404	70,156	—	404,560	(67,641)	—	84,315
Schwab Intermediate-Term Bond Fund	17,720	184	—	17,904	(5,160)	—	1,812
Schwab International Core Equity Fund	503,958	168,173	—	672,131	(122,006)	—	155,781
Schwab S&P 500 Index Fund	263,320	34,156	(39,963)	257,513	71,945	221,347	199,074
Schwab Short-Term Bond Index Fund	707	12,240	—	12,947	(867)	—	554
Schwab Small-Cap Equity Fund	153,323	31,679	(21,616)	163,386	(317,929)	(39,490)	481,946
Schwab U.S. Aggregate Bond Index Fund	61,548	45,097	—	106,645	(31,409)	—	11,850
Schwab U.S. Mid-Cap Index Fund	—	28,726	—	28,726	(50,557)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	701,419	—	701,419	—	—	2,076
Total					($1,729,992)	$120,704	$3,434,448
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$60,950,636	$—	$—	$60,950,636
Unaffiliated Underlying Funds[1]	9,198,264	—	—	9,198,264
Short-Term Investments[1]	—	744,069	—	744,069
Total	$70,148,900	$744,069	$—	$70,892,969
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $54,989,090)		$60,950,636
Investments in unaffiliated issuers, at value (cost $9,636,910)		9,942,333
Receivables:
Fund shares sold		261,568
Due from investment adviser		5,523
Dividends		4,889
Interest		22
Prepaid expenses	+	14,289
Total assets		71,179,260
Liabilities
Payables:
Investments bought		4,403
Independent trustees’ fees		73
Fund shares redeemed		35,045
Accrued expenses	+	25,953
Total liabilities		65,474
Net Assets
Total assets		71,179,260
Total liabilities	–	65,474
Net assets		$71,113,786
Net Assets by Source
Capital received from investors		62,382,899
Distributions in excess of net investment income		(642,564)
Net realized capital gains		3,106,482
Net unrealized capital appreciation		6,266,969

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$71,113,786		4,978,646		$14.28

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$762,345
Dividends received from unaffiliated underlying funds		81,742
Interest	+	4,212
Total investment income		848,299
Expenses
Professional fees		10,792
Registration fees		9,287
Shareholder reports		5,935
Independent trustees’ fees		3,943
Portfolio accounting fees		2,656
Transfer agent fees		1,872
Custodian fees		1,200
Other expenses	+	1,765
Total expenses		37,450
Expense reduction by CSIM	–	37,450
Net expenses	–	—
Net investment income		848,299
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,672,103
Realized capital gain distributions received from unaffiliated underlying funds		455,826
Net realized gains on sales of affiliated underlying funds		120,704
Net realized losses on sales of unaffiliated underlying funds	+	(2,877)
Net realized gains		3,245,756
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,729,992)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(339,445)
Net change in unrealized appreciation (depreciation)	+	(2,069,437)
Net realized and unrealized gains		1,176,319
Increase in net assets resulting from operations		$2,024,618

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$848,299	$599,097
Net realized gains		3,245,756	81,269
Net change in unrealized appreciation (depreciation)	+	(2,069,437)	9,300,647
Increase in net assets from operations		2,024,618	9,981,013
Distributions to Shareholders
Distributions from net investment income		(1,624,107)	(570,725)
Distributions from net realized gains	+	(84,180)	(1,461,213)
Total distributions		($1,708,287)	($2,031,938)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,010,205	$14,606,098	1,552,727	$20,199,527
Shares reinvested		119,439	1,707,979	163,811	1,964,096
Shares redeemed	+	(358,234)	(5,195,362)	(673,145)	(8,694,815)
Net transactions in fund shares		771,410	$11,118,715	1,043,393	$13,468,808
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,207,236	$59,678,740	3,163,843	$38,260,857
Total increase	+	771,410	11,435,046	1,043,393	21,417,883
End of period		4,978,646	$71,113,786	4,207,236	$59,678,740
Distributions in excess of net investment income/Net investment income not yet distributed			($642,564)		$133,244

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Schwab Target 2060 Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	8/25/16 [1]– 10/31/16
Per-Share Data
Net asset value at beginning of period	$12.02	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.08	0.01
Net realized and unrealized gains (losses)	0.29	2.22	(0.18)
Total from investment operations	0.42	2.30	(0.17)
Less distributions:
Distributions from net investment income	(0.29)	(0.11)	—
Distributions from net realized gains	(0.02)	—	—
Total distributions	(0.31)	(0.11)	—
Net asset value at end of period	$12.13	$12.02	$9.83
Total return	3.48% [3]	23.63%	(1.70%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	— [6]
Gross operating expenses[4]	0.78% [5]	1.89%	7.87% [6]
Net investment income (loss)	2.20% [5]	0.75%	0.43% [6]
Portfolio turnover rate	15% [3]	7%	0% [3]
Net assets, end of period (x 1,000,000)	$10	$6	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Annualized (except for non-recurring professional fees and shareholder report fees).

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 86.2% of net assets

Equity Funds 84.0%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	63,440	476,435
International 30.1%
Laudus International MarketMasters Fund, Select Shares	61,090	1,629,257
Laudus Mondrian Emerging Markets Fund	35,245	300,636
Schwab International Core Equity Fund	98,351	1,092,678
		3,022,571
Large-Cap 39.7%
Laudus U.S. Large Cap Growth Fund *	37,713	786,310
Schwab Core Equity Fund	60,961	1,367,358
Schwab Dividend Equity Fund	22,779	360,369
Schwab S&P 500 Index Fund	35,772	1,467,739
		3,981,776
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund *	4,436	177,038
Small-Cap 7.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	14,291	266,679
Schwab Small-Cap Equity Fund *	23,697	501,674
		768,353
		8,426,173

Fixed-Income Funds 1.2%
Intermediate-Term Bond 1.1%
Schwab Intermediate-Term Bond Fund	1,081	10,549
Schwab U.S. Aggregate Bond Index Fund	10,561	103,078
		113,627
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund	374	3,811
		117,438

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	100,203	100,223
Total Affiliated Underlying Funds
(Cost $8,364,056)		8,643,834
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 12.8% of net assets

Equity Funds 11.3%
International 3.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	29,164	314,384
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	4,410	207,259
Dodge & Cox Stock Fund	1,777	352,721
TCW Relative Value Large Cap Fund, Class I	12,197	258,449
		818,429
		1,132,813

Fixed-Income Funds 1.5%
Intermediate-Term Bond 1.5%
Baird Aggregate Bond Fund, Institutional Class	375	3,956
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	6,648	73,058
Metropolitan West Total Return Bond Fund, Class I	7,251	75,192
		152,206
Total Unaffiliated Underlying Funds
(Cost $1,285,110)		1,285,019
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
1.05%, 05/01/18 (b)	100,370	100,370
Brown Brothers Harriman
1.05%, 05/01/18 (b)	15,750	15,750
Total Short-Term Investments
(Cost $116,120)		116,120
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	30,159	35,023	(4,092)	61,090	($15,337)	($5,185)	$43,684
Laudus Mondrian Emerging Markets Fund	25,316	9,929	—	35,245	867	—	6,106
Laudus Mondrian International Government Fixed Income Fund	374	—	—	374	135	—	1
Laudus Small-Cap MarketMasters Fund, Select Shares	9,739	4,552	—	14,291	(21,982)	—	26,035
Laudus U.S. Large Cap Growth Fund	22,846	17,509	(2,642)	37,713	(4,961)	(2,256)	69,475
Schwab Core Equity Fund	34,798	29,649	(3,486)	60,961	(84,062)	(5,768)	104,503
Schwab Dividend Equity Fund	13,236	12,011	(2,468)	22,779	(24,713)	(2,512)	24,798
Schwab Emerging Markets Equity ETF	—	7,575	(7,575)	—	—	(11,389)	—
Schwab Global Real Estate Fund	33,699	29,741	—	63,440	(9,786)	—	10,072
Schwab Intermediate-Term Bond Fund	1,070	11	—	1,081	(312)	—	109
Schwab International Core Equity Fund	48,282	53,200	(3,131)	98,351	(19,128)	(2,231)	16,901
Schwab S&P 500 Index Fund	25,370	23,348	(12,946)	35,772	19,483	9,186	21,447
Schwab Small-Cap Equity Fund	14,643	10,960	(1,906)	23,697	(36,570)	(4,940)	51,905
Schwab U.S. Aggregate Bond Index Fund	5,433	5,128	—	10,561	(2,781)	—	1,095
Schwab U.S. Mid-Cap Index Fund	—	4,436	—	4,436	(6,962)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	100,203	—	100,203	—	—	297
Total					($206,109)	($25,095)	$376,428
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$8,643,834	$—	$—	$8,643,834
Unaffiliated Underlying Funds[1]	1,285,019	—	—	1,285,019
Short-Term Investments[1]	—	116,120	—	116,120
Total	$9,928,853	$116,120	$—	$10,044,973
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $8,364,056)		$8,643,834
Investments in unaffiliated issuers, at value (cost $1,401,230)		1,401,139
Receivables:
Fund shares sold		52,698
Due from investment adviser		5,140
Dividends		482
Prepaid expenses	+	7,649
Total assets		10,110,942
Liabilities
Payables:
Investments bought		63,409
Independent trustees’ fees		78
Fund shares redeemed		352
Accrued expenses	+	17,018
Total liabilities		80,857
Net Assets
Total assets		10,110,942
Total liabilities	–	80,857
Net assets		$10,030,085
Net Assets by Source
Capital received from investors		9,512,506
Distributions in excess of net investment income		(68,932)
Net realized capital gains		306,824
Net unrealized capital appreciation		279,687

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,030,085		826,964		$12.13

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Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$83,382
Dividends received from unaffiliated underlying funds		6,719
Interest	+	434
Total investment income		90,535
Expenses
Professional fees		11,410
Registration fees		9,759
Independent trustees’ fees		3,798
Portfolio accounting fees		2,337
Custodian fees		2,015
Shareholder reports		1,069
Transfer agent fees		168
Other expenses	+	1,494
Total expenses		32,050
Expense reduction by CSIM	–	32,050
Net expenses	–	—
Net investment income		90,535
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		293,046
Realized capital gain distributions received from unaffiliated underlying funds		38,379
Net realized losses on sales of affiliated underlying funds		(25,095)
Net realized gains on sales of unaffiliated underlying funds	+	592
Net realized gains		306,922
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(206,109)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(30,910)
Net change in unrealized appreciation (depreciation)	+	(237,019)
Net realized and unrealized gains		69,903
Increase in net assets resulting from operations		$160,438

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$90,535	$21,159
Net realized gains		306,922	8,946
Net change in unrealized appreciation (depreciation)	+	(237,019)	527,335
Increase in net assets from operations		160,438	557,440
Distributions to Shareholders
Distributions from net investment income		(167,353)	(13,894)
Distributions from net realized gains	+	(8,799)	—
Total distributions		($176,152)	($13,894)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		495,022	$6,093,645	438,825	$4,856,011
Shares reinvested		14,510	176,152	1,367	13,863
Shares redeemed	+	(159,004)	(1,948,518)	(26,595)	(306,598)
Net transactions in fund shares		350,528	$4,321,279	413,597	$4,563,276
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		476,436	$5,724,520	62,839	$617,698
Total increase	+	350,528	4,305,565	413,597	5,106,822
End of period		826,964	$10,030,085	476,436	$5,724,520
Distributions in excess of net investment income/Net investment income not yet distributed			($68,932)		$7,886

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Dividend Equity Fund™
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund™
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2025 Fund	Schwab Hedged Equity Fund™
Schwab Target 2030 Fund	Schwab Health Care Fund™
Schwab Target 2035 Fund	Schwab® International Core Equity Fund
Schwab Target 2040 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2010 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2015 Index Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2020 Index Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Target 2025 Index Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Target 2030 Index Fund
Schwab International Index Fund®	Schwab Target 2035 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2040 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2045 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2055 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2060 Index Fund
Laudus International MarketMasters Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Balanced Fund™	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund - Maximum Payout
The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other affiliated Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest directly in cash, cash quivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance, expenses and risks of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent than an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of an underlying fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the underlying fund’s share price or yield to fall. Below investment-grade bonds (junk bonds)involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s credit worthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2018, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Laudus International MarketMasters Fund, Select Shares	0.2%	0.4%	2.6%	3.2%	6.6%	3.4%	8.2%	1.1%	1.0%	0.6%	0.1%
Laudus Mondrian Emerging Markets Fund	—%	—%	0.3%	1.1%	3.8%	2.5%	7.5%	1.1%	1.1%	0.7%	0.1%
Laudus Mondrian International Government Fixed Income Fund	0.6%	1.0%	9.0%	7.8%	13.5%	5.1%	6.7%	0.6%	0.5%	0.2%	0.0%*
Laudus Small-Cap MarketMasters Fund, Select Shares	0.2%	0.4%	3.0%	4.0%	9.3%	5.0%	12.8%	1.8%	1.6%	1.0%	0.1%
Laudus U.S. Large Cap Growth Fund	—%	—%	0.1%	0.4%	1.3%	0.9%	2.6%	0.4%	0.4%	0.3%	0.0%*
Schwab Core Equity Fund	0.1%	0.2%	1.7%	2.3%	4.8%	2.4%	5.8%	0.8%	0.7%	0.4%	0.1%
Schwab Dividend Equity Fund	0.0%*	0.0%*	0.1%	0.2%	0.9%	0.6%	1.8%	0.3%	0.3%	0.2%	0.0%*
Schwab Global Real Estate Fund	0.3%	0.6%	4.6%	5.2%	10.7%	5.6%	13.8%	1.9%	1.9%	1.0%	0.2%
Schwab Intermediate-Term Bond Fund	—%	—%	0.9%	1.8%	3.6%	1.5%	3.0%	0.3%	0.2%	0.1%	0.0%*
Schwab International Core Equity Fund	0.2%	0.3%	2.2%	2.6%	5.5%	2.8%	6.8%	0.9%	0.9%	0.5%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.2%	0.2%	0.4%	0.2%	0.5%	0.1%	0.1%	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	1.2%	1.9%	8.9%	5.3%	5.9%	1.5%	1.6%	0.1%	0.1%	0.0%*	—%
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.6%	2.3%	5.3%	2.8%	7.2%	1.0%	0.9%	0.6%	0.1%
Schwab Treasury Inflation Protected Securities Index Fund	0.5%	0.9%	3.6%	1.2%	—%	—%	—%	—%	—%	—%	—%
Schwab U.S. Aggregate Bond Index Fund	0.7%	1.2%	6.2%	4.5%	6.2%	2.1%	0.3%	0.3%	0.1%	0.1%	0.0%*
Schwab U.S. Mid Cap Index Fund	0.4%	0.7%	4.7%	5.7%	11.9%	6.0%	14.6%	1.9%	1.7%	1.0%	0.2%
Schwab Variable Share Price Money Fund, Ultra Shares	0.2%	0.3%	1.4%	0.9%	1.2%	0.4%	0.8%	0.1%	0.1%	0.0%*	0.0%*
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Fund	$7,098,613	$9,315,750
Schwab Target 2015 Fund	11,003,143	14,330,712
Schwab Target 2020 Fund	83,807,256	70,603,400
Schwab Target 2025 Fund	92,196,776	43,657,658
Schwab Target 2030 Fund	153,204,699	91,913,698
Schwab Target 2035 Fund	74,168,922	39,516,809
Schwab Target 2040 Fund	166,290,150	100,782,829
Schwab Target 2045 Fund	25,597,495	10,625,671
Schwab Target 2050 Fund	27,419,459	8,581,780
Schwab Target 2055 Fund	18,732,065	5,100,236
Schwab Target 2060 Fund	5,821,128	1,237,343

8. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab Target 2010 Fund	$998
Schwab Target 2015 Fund	107
Schwab Target 2020 Fund	3,521
Schwab Target 2025 Fund	858
Schwab Target 2030 Fund	3,488
Schwab Target 2035 Fund	557
Schwab Target 2040 Fund	3,012
Schwab Target 2045 Fund	3,277
Schwab Target 2050 Fund	758
Schwab Target 2055 Fund	324
Schwab Target 2060 Fund	105

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Schwab Target Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Tax cost	$51,146,873	$87,451,560	$507,684,635	$490,916,719	$836,556,564	$399,125,991	$823,990,316
Gross unrealized appreciation	$4,679,448	$10,424,527	$74,249,447	$64,736,258	$174,354,427	$67,155,716	$208,709,499
Gross unrealized depreciation	(1,026,862)	(1,691,643)	(9,274,731)	(7,507,752)	(11,742,719)	(4,007,143)	(6,959,115)
Net unrealized appreciation (depreciation)	$3,652,586	$8,732,884	$64,974,716	$57,228,506	$162,611,708	$63,148,573	$201,750,384

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Tax cost	$124,285,659	$108,958,042	$64,786,503	$9,790,170
Gross unrealized appreciation	$12,158,419	$10,567,423	$6,269,495	$319,778
Gross unrealized depreciation	(544,636)	(374,247)	(163,029)	(64,975)
Net unrealized appreciation (depreciation)	$11,613,783	$10,193,176	$6,106,466	$254,803
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Target Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Target Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Government/Credit 1 – 5 Year Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of 1-5 years. Bonds are represented in the index in proportion to their market value.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the midcap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

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Schwab Target Funds
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index  A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 22.2% S&P 500 Index, 0.8% Russell Midcap Index, 2.0% Russell 2000 Index, 9.8% MSCI EAFE Index (Net), 38.3% Bloomberg Barclays US Aggregate Bond Index, 1.8% FTSE EPRA/NAREIT Global Index (Net), 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 1.2% FTSE non-US Dollar World Government Bond Index, 1.1% Bloomberg Barclays US Government/Credit Index, 9.8% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 6.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index  A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 23.3% S&P 500 Index, 0.8% Russell Midcap Index, 2.1% Russell 2000 Index, 10.8% MSCI EAFE Index (Net), 36.7% Bloomberg Barclays US Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index (Net), 6.1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 1.3% FTSE non-US Dollar World Government Bond Index, 1.3% Bloomberg Barclays US Government/Credit Index, 9.3% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 6.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index  A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 27.0% S&P 500 Index, 0.9% Russell Midcap Index, 2.6% Russell 2000 Index, 13.2% MSCI EAFE Index (Net), 32.8% Bloomberg Barclays US Aggregate Bond Index, 2.3% FTSE EPRA/NAREIT Global Index (Net), 0.5% Bloomberg Barclays US Intermediate Aggregate Bond Index, 0.3% MSCI Emerging Markets Index (Net), 4.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 1.6% FTSE non-US Dollar World Government Bond Index, 1.9% Bloomberg Barclays US Government/Credit Index, 7.3% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 5.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index  A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 33.3% S&P 500 Index, 1.2% Russell Midcap Index, 3.8% Russell 2000 Index, 16.7% MSCI EAFE Index (Net), 25.5% Bloomberg Barclays US Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index (Net), 1.1% Bloomberg Barclays US Intermediate Aggregate Bond
Index, 1.1% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 1.8% FTSE non-US Dollar World Government Bond Index, 2.9% Bloomberg Barclays US Government/Credit Index, 4.4% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 3.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index  A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 37.6% S&P 500 Index, 1.3% Russell Midcap Index, 4.7% Russell 2000 Index, 19.4% MSCI EAFE Index (Net), 19.6% Bloomberg Barclays US Aggregate Bond Index, 3.4% FTSE EPRA/NAREIT Global Index (Net), 1.3% Bloomberg Barclays US Intermediate Aggregate Bond Index, 2.0% MSCI Emerging Markets Index (Net), 1.7% FTSE non-US Dollar World Government Bond Index, 3.3% Bloomberg Barclays US Government/Credit Index, 2.6% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 3.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index  A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 40.9% S&P 500 Index, 1.4% Russell Midcap Index, 5.6% Russell 2000 Index, 21.4% MSCI EAFE Index (Net), 14.0% Bloomberg Barclays US Aggregate Bond Index, 3.8% FTSE EPRA/NAREIT Global Index (Net), 1.3% Bloomberg Barclays US Intermediate Aggregate Bond Index, 2.9% MSCI Emerging Markets Index (Net), 1.5% FTSE non-US Dollar World Government Bond Index, 3.1% Bloomberg Barclays US Government/Credit Index, 1.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.6% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index  A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 43.8% S&P 500 Index, 1.6% Russell Midcap Index, 6.4% Russell 2000 Index, 23.3% MSCI EAFE Index (Net), 9.1% Bloomberg Barclays US Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index (Net), 1.2% Bloomberg Barclays US Intermediate Aggregate Bond Index, 3.8% MSCI Emerging Markets Index (Net), 1.1% FTSE non-US Dollar World Government Bond Index, 2.6% Bloomberg Barclays US Government/Credit Index, 0.7% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Target 2045 Composite Index  A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 45.8% S&P 500 Index, 1.6% Russell Midcap Index, 7.0% Russell 2000 Index, 24.7% MSCI EAFE Index (Net), 5.8% Bloomberg Barclays US Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index (Net), 1.0% Bloomberg Barclays US Intermediate Aggregate Bond Index, 4.6% MSCI Emerging Markets Index (Net), 0.8% FTSE non-US Dollar World Government Bond Index, 2.0% Bloomberg Barclays US Government/Credit Index, 0.3% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index  A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 46.8% S&P 500 Index, 1.7% Russell Midcap Index, 7.3% Russell 2000 Index, 25.5% MSCI EAFE Index (Net), 4.0% Bloomberg Barclays US Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index (Net), 0.8% Bloomberg Barclays US Intermediate Aggregate Bond Index, 5.1% MSCI Emerging Markets Index (Net), 0.6% FTSE non-US Dollar World Government Bond Index, 1.5% Bloomberg Barclays US Government/Credit Index, 0.1% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index  A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2018, the composite is derived using the following portion allocations: 47.7% S&P 500 Index, 1.7% Russell Midcap Index, 7.6% Russell 2000 Index, 26.2% MSCI EAFE Index (Net), 2.5% Bloomberg Barclays US Aggregate Bond Index, 4.7% FTSE EPRA/NAREIT Global Index (Net), 0.5% Bloomberg Barclays US Intermediate Aggregate Bond Index, 5.6% MSCI Emerging Markets Index (Net), 0.4% FTSE non-US Dollar World Government Bond Index, 1.0% Bloomberg Barclays US Government/Credit Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index: A custom blended index developed by CSIM based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 48.3% S&P 500 Index, 1.7% Russell Midcap Index, 7.8% Russell 2000 Index, 26.6% MSCI EAFE Index (Net), 4.8% FTSE EPRA/NAREIT Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 1.7% Bloomberg Barclays US Aggregate Bond Index, 0.7% Bloomberg Barclays US Government/Credit Index, 0.4% Bloomberg Barclays US Intermediate Aggregate Bond Index, 0.3% FTSE non-US Dollar World Government Bond Index, 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Funds  |  Semiannual Report

Notes

Notes

Schwab Target Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-12
00210779

Semiannual Report  |  April 30, 2018
Schwab Balanced Fund™

Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2018
Schwab Balanced Fund (Ticker Symbol: SWOBX)	2.27%
Balanced Blended Index	1.65%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	1.30%
Performance Details	pages 7-8

Minimum Initial Investment[2]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Please see the fund’s prospectus for further detail and eligibility requirements.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. Ending a period of unusually low volatility, many stock prices came under pressure. No one can predict what comes next, of course, but the increased market volatility may very well continue.
Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. At Charles Schwab Investment Management, we work hard to provide products that can help shareholders build better portfolios, and for many investors, that may mean including exposure to asset allocation strategies.
The Schwab Balanced Fund invests across a diversified group of affiliated stock and bond funds, potentially helping to take some of the pressure off of investors who may feel like they need to react to higher volatility and other changing conditions. The fund seeks to balance the growth opportunities of equity investing with the income opportunity of fixed income securities, and offers the benefits of more diversification than investing in an individual stock or bond. This approach can make the fund a convenient and nimble solution for staying invested and riding out heightened volatility.
At Charles Schwab Investment Management, we know it can be difficult to stand firm when volatility spikes, but we believe having a diversified portfolio can help give you confidence that you’re on the right track. We’re here to serve investors over the long-term—with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The Schwab Balanced Fund invests across a diversified group of affiliated stock and bond funds, potentially helping to take some of the pressure off of investors who may feel like they need to react to higher volatility and other changing conditions.”
Management views may have changed since the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment

Over the six-month reporting period ended April 30, 2018, global equity markets generated positive returns. Meanwhile, overseas bonds outperformed their U.S. counterparts as yields on U.S. bonds increased more than those on most international government-backed securities (bond yields and bond prices move in opposite directions). Stock prices in both the U.S. and abroad continued to rally during the first half of the reporting period amid solid global economic growth, generally accommodative monetary policies, and U.S. tax cuts. The second half of the reporting period, however, was marked by significant volatility beginning in early February. Fears that rising inflation that would lead to central banks increasing rates faster than expected drove much of the market fluctuations, as did concerns surrounding a potential trade war between the U.S. and China. Toward the end of the reporting period, the U.S. 10-year Treasury hit 3% for the first time since early 2014, signaling confidence in the continued economic recovery. However, at the same time stocks traded lower amid concerns that rising interest rates would result in less consumer spending and higher labor costs. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 3.41%. In fixed-income markets, the Bloomberg Barclays US Aggregate Bond Index returned -1.87% for the reporting period, and the FTSE non-US Dollar World Government Bond Index returned 4.26%.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment (continued)

rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment. Meanwhile, emerging market economies also continued to participate in the global recovery. After coming out of its worst recession in history in mid-2017, Brazil saw steady economic growth amid lower inflation and supportive financial conditions. In China, economic activity remained strong at the end of 2017 and the beginning of 2018, while the election of President Cyril Ramaphosa in South Africa in February reduced political uncertainty and raised business confidence.
During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan (BOJ) maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
During the six-month reporting period, bond yields generally rose in both the U.S. and abroad, although remained low compared to historical averages. In the U.S., the yield curve flattened as short-term yields rose more quickly than longer-term yields. Short-term rates rose in response to the Fed’s federal funds rate hikes, while longer-term yields rose amid solid economic growth and increasing inflation. After beginning the reporting period at 2.37%, the yield on the 10-year Treasury closed at 3% in late April for the first time in over four years, and ended the reporting period at 2.95%. The yield on the 2-year Treasury rose from 1.61% to 2.49% over the same period. Outside the U.S., bond yields generally ended the reporting period higher than where they began, though fell from peaks in February amid heightened market volatility. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s continued use of its yield curve management policy instrument, while the 10-year German bund yield fluctuated between 0.29% and 0.77% over the six-month reporting period. Overall, yields on international government-backed securities remained lower than those in the U.S., keeping demand strong for U.S. Treasuries.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the fund. She has served as portfolio manager of the fund since February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	2.27%	8.90%	8.14%	6.62%
Balanced Blended Index	1.65%	7.60%	8.08%	6.97%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	1.30%	6.91%	6.34%	5.74%
Fund Expense Ratios[3]: Net 0.56%; Gross 0.62%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.56% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	7
Portfolio Turnover Rate[1]	4%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
The Laudus U.S. Large Cap Growth Fund and Laudus MarketMasters Funds are distributed by Charles Schwab & Co., Inc. The Laudus U.S. Large Cap Growth Fund is part of the Laudus Trust and the Laudus MarketMasters Funds are part of Schwab Capital Trust.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2,5]	Effective Expenses Paid During Period 11/1/17-4/30/18[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.56%	$1,000.00	$1,022.70	$0.00	$2.81
Hypothetical 5% Return	0.00%	0.56%	$1,000.00	$1,024.80	$0.00	$2.81

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus, which are based on estimated amounts for the current fiscal year.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$15.60	$14.51	$15.40	$15.56	$14.28	$12.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.21	0.19	0.18	0.16	0.14
Net realized and unrealized gains (losses)	0.21	1.96	0.00 [2]	0.42	1.33	1.85
Total from investment operations	0.36	2.17	0.19	0.60	1.49	1.99
Less distributions:
Distributions from net investment income	(0.48)	(0.22)	(0.32)	(0.34)	(0.21)	(0.22)
Distributions from net realized gains	(0.02)	(0.86)	(0.76)	(0.42)	—	—
Total distributions	(0.50)	(1.08)	(1.08)	(0.76)	(0.21)	(0.22)
Net asset value at end of period	$15.46	$15.60	$14.51	$15.40	$15.56	$14.28
Total return	2.27% [3]	15.90%	1.41%	3.95%	10.52%	16.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	0.00% [6]	0.00% [6]	0.00% [6]	0.00% [6]
Gross operating expenses[4]	0.04% [5]	0.06%	0.06%	0.07%	0.09%	0.10%
Net investment income (loss)	1.89% [5]	1.39%	1.34%	1.18%	1.09%	1.06%
Portfolio turnover rate	4% [3]	28% [7]	19%	5%	27%	33%
Net assets, end of period (x 1,000,000)	$409	$386	$282	$305	$202	$165

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
7
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 7% without including these transactions. There were no transaction costs associated with these transactions.
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See financial notes

Schwab Balanced Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

Equity Funds 59.9%
Large-Cap 49.8%
Laudus U.S. Large Cap Growth Fund *	2,940,993	61,319,699
Schwab Core Equity Fund	6,352,349	142,483,198
		203,802,897
Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *	2,214,246	41,317,817
		245,120,714

Fixed-Income Funds 36.9%
Intermediate-Term Bond 36.9%
Schwab Intermediate-Term Bond Fund	4,634,857	45,236,211
Schwab U.S. Aggregate Bond Index Fund	10,867,788	106,069,609
		151,305,820

Security	Number of Shares	Value ($)
Money Market Fund 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	7,765,767	7,767,320
Total Affiliated Underlying Funds
(Cost $372,615,379)		404,193,854

Unaffiliated Underlying Fund 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (a)	4,377,293	4,377,293
Total Unaffiliated Underlying Fund
(Cost $4,377,293)		4,377,293
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus Small-Cap MarketMasters Fund, Select Shares	1,897,385	419,428	(102,567)	2,214,246	($3,603,781)	$68,006	$4,587,452
Laudus U.S. Large Cap Growth Fund	2,755,633	367,495	(182,135)	2,940,993	(1,243,789)	290,545	7,044,884
Schwab Core Equity Fund	5,525,048	1,047,603	(220,302)	6,352,349	(10,551,046)	106,264	14,357,822
Schwab Intermediate-Term Bond Fund	4,160,907	473,950	—	4,634,857	(1,264,959)	—	443,944
Schwab U.S. Aggregate Bond Index Fund	9,820,402	1,477,172	(429,786)	10,867,788	(3,200,388)	(74,557)	1,314,034
Schwab Variable Share Price Money Fund, Ultra Shares	5,224,167	2,541,600	—	7,765,767	(520)	—	45,235
Total					($19,864,483)	$390,258	$27,793,371
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At April 30, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)
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See financial notes

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $372,615,379)		$404,193,854
Investments in unaffiliated issuers, at value (cost $4,377,293)		4,377,293
Receivables:
Fund shares sold		967,840
Dividends		316,627
Due from investment adviser		11,915
Prepaid expenses	+	20,962
Total assets		409,888,491
Liabilities
Payables:
Investments bought		305,161
Independent trustees’ fees		73
Fund shares redeemed		182,193
Accrued expenses	+	47,822
Total liabilities		535,249
Net Assets
Total assets		409,888,491
Total liabilities	–	535,249
Net assets		$409,353,242
Net Assets by Source
Capital received from investors		361,590,777
Distributions in excess of net investment income		(5,763,183)
Net realized capital gains		21,947,173
Net unrealized capital appreciation		31,578,475

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$409,353,242		26,485,176		$15.46

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See financial notes

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,680,690
Dividends received from unaffiliated underlying funds	+	35,008
Total investment income		3,715,698
Expenses
Registration fees		20,761
Shareholder reports		19,301
Professional fees		12,459
Transfer agent fees		11,575
Portfolio accounting fees		8,977
Independent trustees’ fees		4,798
Custodian fees		756
Other expenses	+	3,358
Total expenses		81,985
Expense reduction by CSIM	–	81,985
Net expenses	–	—
Net investment income		3,715,698
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		24,112,681
Net realized gains on sales of affiliated underlying funds	+	390,258
Net realized gains		24,502,939
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(19,864,483)
Net realized and unrealized gains		4,638,456
Increase in net assets resulting from operations		$8,354,154
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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$3,715,698	$4,489,134
Net realized gains		24,502,939	833,195
Net change in unrealized appreciation (depreciation)	+	(19,864,483)	41,957,733
Increase in net assets from operations		8,354,154	47,280,062
Distributions to Shareholders
Distributions from net investment income		(11,740,011)	(4,244,870)
Distributions from net realized gains	+	(445,107)	(16,885,712)
Total distributions		($12,185,118)	($21,130,582)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,503,594	$70,549,159	8,260,904	$122,413,364
Shares reinvested		784,272	12,164,052	1,382,977	19,168,062
Shares redeemed	+	(3,508,312)	(55,054,236)	(4,360,274)	(64,024,141)
Net transactions in fund shares		1,779,554	$27,658,975	5,283,607	$77,557,285
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,705,622	$385,525,231	19,422,015	$281,818,466
Total increase	+	1,779,554	23,828,011	5,283,607	103,706,765
End of period		26,485,176	$409,353,242	24,705,622	$385,525,231
Distributions in excess of net investment income/Net investment income not yet distributed			($5,763,183)		$2,261,130
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See financial notes

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2035 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2050 Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2010 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund™	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2040 Index Fund
Schwab Health Care Fund™	Schwab Target 2045 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab ® Monthly Income Fund - Maximum Payout
The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other affiliated Schwab and/or Laudus Funds (the underlying funds), but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will depend on the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates-both increases and decreases-may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2018, the fund’s ownership percentages of other related funds’ shares are:
Laudus Small-Cap MarketMasters Fund, Select Shares	22.4%
Laudus U.S. Large Cap Growth Fund	3.0%
Schwab Core Equity Fund	6.4%
Schwab Intermediate-Term Bond Fund	15.0%
Schwab U.S. Aggregate Bond Index Fund	5.7%
Schwab Variable Share Price Money Fund, Ultra Shares	0.5%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$60,361,206	$15,510,000
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Financial Notes, unaudited (continued)

8. Redemption Fee:
Prior to February 28, 2017, the fund charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the period 11/1/16 to 10/31/17 were $1,999.

9. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$379,638,056
Gross unrealized appreciation	$34,043,949
Gross unrealized depreciation	(5,110,858)
Net unrealized appreciation (depreciation)	$28,933,091
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the fund had no capital loss carryforwards available to offset future net capital gains.
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index  A custom blended index developed by CSIM that, effective August 1, 2013, is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg Barclays US Aggregate Bond Index, 12% Bloomberg Barclays US Intermediate Aggregate Bond Index and 3% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Balanced Fund  |  Semiannual Report

Notes

Schwab Balanced Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-12
00210775

Semiannual Report  |  April 30, 2018
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

This page is intentionally left blank.

Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2018
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	3.53%
All Equity Composite Index	3.98%
Fund Category: Morningstar Allocation—85%+ Equity[1]	2.79%
Performance Details	pages 8-9

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	2.62%
Growth Composite Index	2.94%
Fund Category: Morningstar Allocation—70% to 85% Equity[1]	2.05%
Performance Details	pages 10-11

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	1.49%
Balanced Composite Index	1.79%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	1.30%
Performance Details	pages 12-13

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	0.31%
Conservative Composite Index	0.62%
Fund Category: Morningstar Allocation—30% to 50% Equity[1]	0.39%
Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. U.S. Treasury yields initially fell as well, and then returned to recent highs amid continued equity market fluctuations. Despite the volatility during the six months ended April 30, 2018, the Schwab MarketTrack Portfolios all posted gains, with the Schwab MarketTrack All Equity Portfolio and the Schwab MarketTrack Growth Portfolio leading the group.
No one can predict what comes next, of course, but the increased market volatility may very well continue. Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. At Charles Schwab Investment Management, we work hard to provide core products and solutions that can help shareholders build better portfolios and benefit investors in different market environments. The Schwab MarketTrack Portfolios further this goal through two principal means.
The first important feature of the Schwab MarketTrack Portfolios is diversification. The funds invest in a wide range of assets across stock and bond markets through a mix of market-cap and fundamental index strategies. Over time, the diversified nature of the Schwab MarketTrack Portfolios may smooth out these discrepancies, as all of the assets aren’t likely to be moving in tandem as they could with a narrower mix of assets that are closely correlated.
The second is through regular rebalancing. We all know the importance of keeping a portfolio from straying too far from its target asset allocation. But this becomes even more critical during periods of increased volatility, when fluctuating prices may push asset allocations above or below their targets more frequently. The Schwab MarketTrack Portfolios are automatically rebalanced on a regular basis. This can be especially important when markets are in turmoil, because it reduces exposure to assets whose prices may have run their course and increases holdings of assets that may be undervalued.

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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President (continued)

“ Despite the volatility during the six months ended April 30, 2018, the Schwab MarketTrack Portfolios all posted gains, with the Schwab MarketTrack All Equity Portfolio and the Schwab MarketTrack Growth Portfolio leading the group.”
We know it can be difficult to stand firm when volatility spikes, but we believe a strong investment foundation can help you stay on track to reach your financial goals. We’re here to serve investors over the long-term—with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
Management views may have changed since the report date.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment

Over the six-month reporting period ended April 30, 2018, global equity markets generated positive returns. Meanwhile, overseas bonds outperformed their U.S. counterparts as yields on U.S. bonds increased more than those on most international government-backed securities (bond yields and bond prices move in opposite directions). Stock prices in both the U.S. and abroad continued to rally during the first half of the reporting period amid solid global economic growth, generally accommodative monetary policies, and U.S. tax cuts. The second half of the reporting period, however, was marked by significant volatility beginning in early February. Fears that rising inflation that would lead to central banks increasing rates faster than expected drove much of the market fluctuations, as did concerns surrounding a potential trade war between the U.S. and China. Toward the end of the reporting period, the U.S. 10-year Treasury hit 3% for the first time since early 2014, signaling confidence in the continued economic recovery. However, at the same time stocks traded lower amid concerns that rising interest rates would result in less consumer spending and higher labor costs. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 3.41%. In fixed-income markets, the Bloomberg Barclays US Aggregate Bond Index returned -1.87% for the reporting period, and the FTSE non-US Dollar World Government Bond Index returned 4.26%.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment (continued)

rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment. Meanwhile, emerging market economies also continued to participate in the global recovery. After coming out of its worst recession in history in mid-2017, Brazil saw steady economic growth amid lower inflation and supportive financial conditions. In China, economic activity remained strong at the end of 2017 and the beginning of 2018, while the election of President Cyril Ramaphosa in South Africa in February reduced political uncertainty and raised business confidence.
During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan (BOJ) maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.
During the six-month reporting period, bond yields generally rose in both the U.S. and abroad, although remained low compared to historical averages. In the U.S., the yield curve flattened as short-term yields rose more quickly than longer-term yields. Short-term rates rose in response to the Fed’s federal funds rate hikes, while longer-term yields rose amid solid economic growth and increasing inflation. After beginning the reporting period at 2.37%, the yield on the 10-year Treasury closed at 3% in late April for the first time in over four years, and ended the reporting period at 2.95%. The yield on the 2-year Treasury rose from 1.61% to 2.49% over the same period. Outside the U.S., bond yields generally ended the reporting period higher than where they began, though fell from peaks in February amid heightened market volatility. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s continued use of its yield curve management policy instrument, while the 10-year German bund yield fluctuated between 0.29% and 0.77% over the six-month reporting period. Overall, yields on international government-backed securities remained lower than those in the U.S., keeping demand strong for U.S. Treasuries.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the funds. She has served as portfolio manager of the funds since February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	3.53%	12.59%	10.12%	6.85%
All Equity Composite Index	3.98%	13.32%	10.65%	7.19%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Allocation—85%+ Equity[2]	2.79%	10.61%	9.26%	6.61%
Fund Expense Ratio[3]: 0.53%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.13% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate[1]	1%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	2.62%	9.93%	8.55%	6.39%
Growth Composite Index	2.94%	10.51%	9.04%	6.77%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Allocation—70% to 85% Equity[2]	2.05%	8.87%	7.47%	5.73%
Fund Expense Ratio[3]: 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.12% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	11
Portfolio Turnover Rate[1]	4%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	1.49%	7.21%	6.65%	5.50%
Balanced Composite Index	1.79%	7.77%	7.16%	6.08%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	1.30%	6.91%	6.34%	5.74%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
12
Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	11
Portfolio Turnover Rate[1]	5%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
13
Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	0.31%	4.48%	4.66%	4.46%
Conservative Composite Index	0.62%	5.06%	5.26%	5.29%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays US Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Fund Category: Morningstar Allocation—30% to 50% Equity[2]	0.39%	4.61%	4.36%	4.74%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.08% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
14
Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2018

Statistics
Number of Holdings	12
Portfolio Turnover Rate[1]	5%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2,5]	Effective Expenses Paid During Period 11/1/17-4/30/18[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.39%	0.56%	$1,000.00	$1,035.30	$1.97	$2.83
Hypothetical 5% Return	0.39%	0.56%	$1,000.00	$1,022.87	$1.96	$2.81
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.54%	$1,000.00	$1,026.20	$1.96	$2.71
Hypothetical 5% Return	0.39%	0.54%	$1,000.00	$1,022.87	$1.96	$2.71
Schwab MarketTrack Balanced Portfolio
Actual Return	0.40%	0.52%	$1,000.00	$1,014.90	$2.00	$2.60
Hypothetical 5% Return	0.40%	0.52%	$1,000.00	$1,022.82	$2.01	$2.61
Schwab MarketTrack Conservative Portfolio
Actual Return	0.41%	0.51%	$1,000.00	$1,003.10	$2.04	$2.53
Hypothetical 5% Return	0.41%	0.51%	$1,000.00	$1,022.77	$2.06	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus, which are based on estimated amounts for the current fiscal year.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$18.76	$15.90	$17.00	$17.17	$15.99	$12.79
Income (loss) from investment operations:
Net investment income (loss)	0.32 [1]	0.27 [1]	0.27 [1]	0.29 [1]	0.21	0.27
Net realized and unrealized gains (losses)	0.35	3.33	0.31	(0.23)	1.24	3.27
Total from investment operations	0.67	3.60	0.58	0.06	1.45	3.54
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.53)	(0.23)	(0.27)	(0.34)
Distributions from net realized gains	(0.33)	(0.44)	(1.15)	—	—	—
Total distributions	(0.66)	(0.74)	(1.68)	(0.23)	(0.27)	(0.34)
Net asset value at end of period	$18.77	$18.76	$15.90	$17.00	$17.17	$15.99
Total return	3.53% [2]	23.33%	3.99%	0.36%	9.12%	28.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.40%	0.41%	0.42% [5]	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.40%	0.42%	0.43% [5]	0.51%	0.52%
Net investment income (loss)	3.37% [4]	1.56%	1.73%	1.67%	1.24%	1.84%
Portfolio turnover rate	1% [2]	5%	6%	42% [6]	9%	6%
Net assets, end of period (x 1,000,000)	$685	$662	$553	$578	$621	$586

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 30.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,651,331	35,710,013
Schwab Fundamental International Large Company Index Fund	4,292,299	41,334,835
Schwab Fundamental International Small Company Index Fund	2,388,413	34,823,065
Schwab International Index Fund	4,490,958	94,489,761
		206,357,674
Large-Cap 44.6%
Schwab Fundamental US Large Company Index Fund	5,359,152	91,159,169
Schwab S&P 500 Index Fund	5,218,828	214,128,494
		305,287,663
Small-Cap 24.8%
Schwab Fundamental US Small Company Index Fund	3,435,655	51,019,472
Schwab Small-Cap Index Fund	3,849,231	118,941,238
		169,960,710
Total Affiliated Underlying Funds
(Cost $426,038,565)		681,606,047
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.05%, 05/01/18 (a)	2,400,953	2,400,953
Total Short-Term Investment
(Cost $2,400,953)		2,400,953
(a)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	3,564,913	86,418	—	3,651,331	$1,473,888	$—	$797,246
Schwab Fundamental International Large Company Index Fund	4,208,898	114,553	(31,152)	4,292,299	351,724	5,607	1,082,529
Schwab Fundamental International Small Company Index Fund	2,300,700	87,713	—	2,388,413	25,437	—	1,253,421
Schwab Fundamental US Large Company Index Fund	5,188,750	170,402	—	5,359,152	581,753	—	2,939,427
Schwab Fundamental US Small Company Index Fund	3,215,044	220,611	—	3,435,655	(1,539,750)	—	3,304,744
Schwab International Index Fund	4,325,353	165,605	—	4,490,958	168,983	—	2,445,122
Schwab S&P 500 Index Fund	5,208,977	91,603	(81,752)	5,218,828	3,761,875	375,339	3,794,176
Schwab Small-Cap Index Fund	3,666,070	215,523	(32,362)	3,849,231	(2,014,507)	(13,846)	5,861,770
Total					$2,809,403	$367,100	$21,478,435
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$681,606,047	$—	$—	$681,606,047
Short-Term Investment[1]	—	2,400,953	—	2,400,953
Total	$681,606,047	$2,400,953	$—	$684,007,000
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $426,038,565)		$681,606,047
Investments in unaffiliated issuers, at value (cost $2,400,953)		2,400,953
Receivables:
Investments sold		1,300,000
Fund shares sold		424,616
Interest		70
Prepaid expenses	+	22,337
Total assets		685,754,023
Liabilities
Payables:
Investment adviser and administrator fees		73,303
Shareholder service fees		135,790
Independent trustees’ fees		124
Fund shares redeemed		610,713
Accrued expenses	+	57,039
Total liabilities		876,969
Net Assets
Total assets		685,754,023
Total liabilities	–	876,969
Net assets		$684,877,054
Net Assets by Source
Capital received from investors		428,247,322
Net investment income not yet distributed		3,437,936
Net realized capital losses		(2,375,686)
Net unrealized capital appreciation		255,567,482

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$684,877,054		36,490,987		$18.77

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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$12,796,451
Interest	+	11,359
Total investment income		12,807,810
Expenses
Investment adviser and administrator fees		442,043
Shareholder service fees		816,269
Shareholder reports		32,608
Registration fees		13,358
Professional fees		12,643
Portfolio accounting fees		10,636
Transfer agent fees		9,958
Independent trustees’ fees		5,606
Custodian fees		339
Other expenses	+	5,190
Total expenses		1,348,650
Expense reduction by CSIM and its affiliates	–	9,958
Net expenses	–	1,338,692
Net investment income		11,469,118
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,681,984
Net realized gains on sales of affiliated underlying funds	+	367,100
Net realized gains		9,049,084
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,809,403
Net realized and unrealized gains		11,858,487
Increase in net assets resulting from operations		$23,327,605
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$11,469,118	$9,548,422
Net realized gains		9,049,084	12,100,218
Net change in unrealized appreciation (depreciation)	+	2,809,403	105,338,336
Increase in net assets from operations		23,327,605	126,986,976
Distributions to Shareholders
Distributions from net investment income		(11,629,104)	(10,329,088)
Distributions from net realized gains	+	(11,484,314)	(15,056,778)
Total distributions		($23,113,418)	($25,385,866)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,339,560	$44,465,286	3,389,094	$58,388,000
Shares reinvested		1,223,991	23,059,995	1,434,727	23,299,953
Shares redeemed	+	(2,348,366)	(44,619,913)	(4,337,281)	(74,592,117)
Net transactions in fund shares		1,215,185	$22,905,368	486,540	$7,095,836
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,275,802	$661,757,499	34,789,262	$553,060,553
Total increase	+	1,215,185	23,119,555	486,540	108,696,946
End of period		36,490,987	$684,877,054	35,275,802	$661,757,499
Net investment income not yet distributed			$3,437,936		$3,597,922
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$23.47	$20.54	$22.68	$23.20	$21.67	$18.08
Income (loss) from investment operations:
Net investment income (loss)	0.36 [1]	0.34 [1]	0.32 [1]	0.34 [1]	0.27	0.34
Net realized and unrealized gains (losses)	0.27	3.37	0.41	(0.12)	1.57	3.60
Total from investment operations	0.63	3.71	0.73	0.22	1.84	3.94
Less distributions:
Distributions from net investment income	(0.40)	(0.36)	(0.39)	(0.35)	(0.31)	(0.35)
Distributions from net realized gains	(0.73)	(0.42)	(2.48)	(0.39)	—	—
Total distributions	(1.13)	(0.78)	(2.87)	(0.74)	(0.31)	(0.35)
Net asset value at end of period	$22.97	$23.47	$20.54	$22.68	$23.20	$21.67
Total return	2.62% [2]	18.52%	3.88%	0.95%	8.55%	22.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.40%	0.41%	0.42% [5]	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.40%	0.41%	0.42% [5]	0.51%	0.52%
Net investment income (loss)	3.08% [4]	1.57%	1.61%	1.50%	1.20%	1.71%
Portfolio turnover rate	4% [2]	20% [6]	12%	36% [7]	7%	9%
Net assets, end of period (x 1,000,000)	$803	$804	$707	$716	$734	$680

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 6% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

Equity Funds 80.1%
International 20.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,840,224	27,777,391
Schwab Fundamental International Large Company Index Fund	3,443,905	33,164,808
Schwab Fundamental International Small Company Index Fund	1,934,752	28,208,683
Schwab International Index Fund	3,527,707	74,222,945
		163,373,827
Large-Cap 39.9%
Schwab Fundamental US Large Company Index Fund	5,687,084	96,737,303
Schwab S&P 500 Index Fund	5,451,722	223,684,171
		320,421,474
Small-Cap 19.9%
Schwab Fundamental US Small Company Index Fund	3,244,197	48,176,326
Schwab Small-Cap Index Fund	3,621,359	111,899,999
		160,076,325
		643,871,626

Security	Number of Shares	Value ($)
Fixed-Income Fund 14.9%
Intermediate-Term Bond 14.9%
Schwab U.S. Aggregate Bond Index Fund	12,263,663	119,693,347

Money Market Fund 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	30,497,110	30,503,210
Total Affiliated Underlying Funds
(Cost $497,680,826)		794,068,183
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
BNP Paribas
1.05%, 05/01/18 (b)	7,599,822	7,599,822
Total Short-Term Investment
(Cost $7,599,822)		7,599,822
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	2,992,419	72,540	(224,735)	2,840,224	$870,785	$468,499	$669,215
Schwab Fundamental International Large Company Index Fund	3,456,821	94,084	(107,000)	3,443,905	255,234	77,836	889,094
Schwab Fundamental International Small Company Index Fund	1,895,943	72,282	(33,473)	1,934,752	11,255	1,674	1,032,910
Schwab Fundamental US Large Company Index Fund	5,707,679	185,229	(205,824)	5,687,084	532,081	167,316	3,195,202
Schwab Fundamental US Small Company Index Fund	3,163,808	217,095	(136,706)	3,244,197	(1,497,440)	(47,847)	3,252,078
Schwab International Index Fund	3,627,507	98,683	(198,483)	3,527,707	(625,667)	774,050	2,050,630
Schwab S&P 500 Index Fund	5,592,380	98,555	(239,213)	5,451,722	202,361	4,608,285	4,082,128
Schwab Small-Cap Index Fund	3,576,510	182,660	(137,811)	3,621,359	(2,086,119)	202,520	5,643,114
Schwab U.S. Aggregate Bond Index Fund	11,592,820	995,113	(324,270)	12,263,663	(3,794,107)	(86,931)	1,547,794
Schwab Variable Share Price Money Fund, Ultra Shares	23,322,991	7,174,119	—	30,497,110	(1,623)	—	185,743
Total					($6,133,240)	$6,165,402	$22,547,908
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

24
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$794,068,183	$—	$—	$794,068,183
Short-Term Investment[1]	—	7,599,822	—	7,599,822
Total	$794,068,183	$7,599,822	$—	$801,668,005
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $497,680,826)		$794,068,183
Investments in unaffiliated issuers, at value (cost $7,599,822)		7,599,822
Receivables:
Investments sold		2,000,000
Fund shares sold		440,190
Dividends		284,677
Interest		222
Prepaid expenses	+	15,766
Total assets		804,408,860
Liabilities
Payables:
Investments bought		262,654
Investment adviser and administrator fees		86,295
Shareholder service fees		161,159
Independent trustees’ fees		170
Fund shares redeemed		422,751
Accrued expenses	+	58,935
Total liabilities		991,964
Net Assets
Total assets		804,408,860
Total liabilities	–	991,964
Net assets		$803,416,896
Net Assets by Source
Capital received from investors		493,635,304
Distributions in excess of net investment income		(844,881)
Net realized capital gains		14,239,116
Net unrealized capital appreciation		296,387,357

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$803,416,896		34,979,127		$22.97

26
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$14,057,993
Interest	+	53,361
Total investment income		14,111,354
Expenses
Investment adviser and administrator fees		527,870
Shareholder service fees		986,728
Shareholder reports		32,887
Registration fees		15,888
Professional fees		14,399
Portfolio accounting fees		11,579
Transfer agent fees		9,804
Independent trustees’ fees		6,016
Custodian fees		484
Other expenses	+	6,027
Total expenses		1,611,682
Expense reduction by CSIM and its affiliates	–	9,804
Net expenses	–	1,601,878
Net investment income		12,509,476
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,489,915
Net realized gains on sales of affiliated underlying funds	+	6,165,402
Net realized gains		14,655,317
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(6,133,240)
Net realized and unrealized gains		8,522,077
Increase in net assets resulting from operations		$21,031,553
27
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$12,509,476	$11,979,615
Net realized gains		14,655,317	28,333,644
Net change in unrealized appreciation (depreciation)	+	(6,133,240)	88,438,706
Increase in net assets from operations		21,031,553	128,751,965
Distributions to Shareholders
Distributions from net investment income		(13,600,071)	(12,313,667)
Distributions from net realized gains	+	(24,789,873)	(14,243,881)
Total distributions		($38,389,944)	($26,557,548)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,896,665	$44,422,168	3,602,336	$78,603,931
Shares reinvested		1,658,376	38,341,645	1,199,044	25,000,064
Shares redeemed	+	(2,823,055)	(65,788,209)	(4,968,874)	(108,818,326)
Net transactions in fund shares		731,986	$16,975,604	(167,494)	($5,214,331)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,247,141	$803,799,683	34,414,635	$706,819,597
Total increase or decrease	+	731,986	(382,787)	(167,494)	96,980,086
End of period		34,979,127	$803,416,896	34,247,141	$803,799,683
Distributions in excess of net investment income/Net investment income not yet distributed			($844,881)		$245,714
28
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$19.12	$17.35	$19.07	$19.50	$18.55	$16.33
Income (loss) from investment operations:
Net investment income (loss)	0.27 [1]	0.30 [1]	0.27 [1]	0.29 [1]	0.26	0.31
Net realized and unrealized gains (losses)	0.02	2.02	0.35	(0.08)	1.08	2.23
Total from investment operations	0.29	2.32	0.62	0.21	1.34	2.54
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.33)	(0.30)	(0.27)	(0.32)
Distributions from net realized gains	(0.65)	(0.25)	(2.01)	(0.34)	(0.12)	—
Total distributions	(0.98)	(0.55)	(2.34)	(0.64)	(0.39)	(0.32)
Net asset value at end of period	$18.43	$19.12	$17.35	$19.07	$19.50	$18.55
Total return	1.49% [2]	13.71%	3.92%	1.10%	7.28%	15.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.40%	0.41%	0.42% [5]	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.40%	0.41%	0.42% [5]	0.51%	0.52%
Net investment income (loss)	2.89% [4]	1.67%	1.60%	1.51%	1.30%	1.75%
Portfolio turnover rate	5% [2]	46% [6]	15%	36% [7]	16%	12%
Net assets, end of period (x 1,000,000)	$525	$551	$516	$512	$522	$481

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 10% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
29
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

Equity Funds 60.2%
International 15.5%
Schwab Fundamental International Small Company Index Fund	948,836	13,834,031
Schwab Fundamental Emerging Markets Large Company Index Fund	1,402,209	13,713,605
Schwab Fundamental International Large Company Index Fund	1,693,569	16,309,070
Schwab International Index Fund	1,777,652	37,401,794
		81,258,500
Large-Cap 29.7%
Schwab S&P 500 Index Fund	2,650,225	108,738,725
Schwab Fundamental US Large Company Index Fund	2,767,405	47,073,567
		155,812,292
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund	1,588,442	23,588,364
Schwab Small-Cap Index Fund	1,796,411	55,509,094
		79,097,458
		316,168,250

Security	Number of Shares	Value ($)
Fixed-Income Fund 34.8%
Intermediate-Term Bond 34.8%
Schwab U.S. Aggregate Bond Index Fund	18,733,087	182,834,928

Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	20,075,826	20,079,841
Total Affiliated Underlying Funds
(Cost $373,537,712)		519,083,019
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
BNP Paribas
1.05%, 05/01/18 (b)	5,215,527	5,215,527
Total Short-Term Investment
(Cost $5,215,527)		5,215,527
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	1,578,352	37,492	(213,635)	1,402,209	$269,049	$393,737	$345,878
Schwab Fundamental International Large Company Index Fund	1,788,391	48,675	(143,497)	1,693,569	(13,385)	153,347	459,974
Schwab Fundamental International Small Company Index Fund	994,140	37,118	(82,422)	948,836	(27,181)	36,234	530,421
Schwab Fundamental US Large Company Index Fund	2,931,715	93,971	(258,281)	2,767,405	62,044	433,854	1,621,000
Schwab Fundamental US Small Company Index Fund	1,622,017	111,300	(144,875)	1,588,442	(832,520)	114,310	1,667,745
Schwab International Index Fund	1,861,986	50,654	(134,988)	1,777,652	(687,340)	816,219	1,052,581
Schwab S&P 500 Index Fund	2,874,606	69,545	(293,926)	2,650,225	(5,105,712)	7,709,307	2,069,776
Schwab Small-Cap Index Fund	1,844,746	92,198	(140,533)	1,796,411	(2,074,349)	1,078,215	2,847,981
Schwab U.S. Aggregate Bond Index Fund	18,904,130	919,775	(1,090,818)	18,733,087	(5,906,612)	(230,186)	2,446,563
Schwab Variable Share Price Money Fund, Ultra Shares	15,958,138	4,117,688	—	20,075,826	(1,190)	—	124,979
Total					($14,317,196)	$10,505,037	$13,166,898
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

30
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$519,083,019	$—	$—	$519,083,019
Short-Term Investment[1]	—	5,215,527	—	5,215,527
Total	$519,083,019	$5,215,527	$—	$524,298,546
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
31
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $373,537,712)		$519,083,019
Investments in unaffiliated issuers, at value (cost $5,215,527)		5,215,527
Receivables:
Investments sold		700,000
Fund shares sold		608,050
Dividends		415,314
Interest		152
Prepaid expenses	+	18,154
Total assets		526,040,216
Liabilities
Payables:
Investments bought		401,212
Investment adviser and administrator fees		56,227
Shareholder service fees		105,649
Independent trustees’ fees		173
Fund shares redeemed		97,018
Accrued expenses	+	41,695
Total liabilities		701,974
Net Assets
Total assets		526,040,216
Total liabilities	–	701,974
Net assets		$525,338,242
Net Assets by Source
Capital received from investors		367,584,192
Net investment income not yet distributed		421,734
Net realized capital gains		11,787,009
Net unrealized capital appreciation		145,545,307

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$525,338,242		28,510,967		$18.43

32
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$8,854,593
Interest	+	35,171
Total investment income		8,889,764
Expenses
Investment adviser and administrator fees		351,367
Shareholder service fees		653,453
Shareholder reports		17,212
Registration fees		15,941
Professional fees		12,488
Portfolio accounting fees		10,090
Transfer agent fees		5,858
Independent trustees’ fees		5,316
Custodian fees		770
Other expenses	+	4,598
Total expenses		1,077,093
Expense reduction by CSIM and its affiliates	–	5,858
Net expenses	–	1,071,235
Net investment income		7,818,529
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,312,305
Net realized gains on sales of affiliated underlying funds	+	10,505,037
Net realized gains		14,817,342
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(14,317,196)
Net realized and unrealized gains		500,146
Increase in net assets resulting from operations		$8,318,675
33
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$7,818,529	$8,856,252
Net realized gains		14,817,342	24,295,633
Net change in unrealized appreciation (depreciation)	+	(14,317,196)	34,890,699
Increase in net assets from operations		8,318,675	68,042,584
Distributions to Shareholders
Distributions from net investment income		(9,559,458)	(8,666,441)
Distributions from net realized gains	+	(18,682,699)	(7,379,404)
Total distributions		($28,242,157)	($16,045,845)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,196,347	$41,397,852	5,303,698	$95,646,704
Shares reinvested		1,516,069	28,214,040	851,062	14,782,939
Shares redeemed	+	(4,026,907)	(75,470,157)	(7,062,344)	(127,155,645)
Net transactions in fund shares		(314,491)	($5,858,265)	(907,584)	($16,726,002)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,825,458	$551,119,989	29,733,042	$515,849,252
Total increase or decrease	+	(314,491)	(25,781,747)	(907,584)	35,270,737
End of period		28,510,967	$525,338,242	28,825,458	$551,119,989
Net investment income not yet distributed			$421,734		$2,162,663
34
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$16.27	$15.31	$15.94	$16.00	$15.34	$14.23
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.27 [1]	0.24 [1]	0.25 [1]	0.23	0.26
Net realized and unrealized gains (losses)	(0.16)	1.09	0.30	(0.05)	0.67	1.10
Total from investment operations	0.05	1.36	0.54	0.20	0.90	1.36
Less distributions:
Distributions from net investment income	(0.22)	(0.28)	(0.27)	(0.26)	(0.24)	(0.25)
Distributions from net realized gains	(0.25)	(0.12)	(0.90)	—	—	—
Total distributions	(0.47)	(0.40)	(1.17)	(0.26)	(0.24)	(0.25)
Net asset value at end of period	$15.85	$16.27	$15.31	$15.94	$16.00	$15.34
Total return	0.31% [2]	9.07%	3.68%	1.23%	5.95%	9.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.41% [4]	0.42%	0.43%	0.43% [5]	0.50%	0.50%
Gross operating expenses[3]	0.42% [4]	0.42%	0.44%	0.44% [5]	0.54%	0.55%
Net investment income (loss)	2.62% [4]	1.71%	1.61%	1.54%	1.43%	1.78%
Portfolio turnover rate	5% [2]	74% [6]	10%	24% [7]	9%	15%
Net assets, end of period (x 1,000,000)	$244	$251	$238	$228	$223	$203

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 23% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
35
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 39.9%
International 10.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	427,946	4,185,314
Schwab Fundamental International Large Company Index Fund	522,044	5,027,288
Schwab Fundamental International Small Company Index Fund	299,478	4,366,387
Schwab International Index Fund	556,562	11,710,061
		25,289,050
Large-Cap 19.7%
Schwab Fundamental US Large Company Index Fund	846,672	14,401,893
Schwab S&P 500 Index Fund	823,825	33,801,529
		48,203,422
Small-Cap 9.8%
Schwab Fundamental US Small Company Index Fund	489,421	7,267,900
Schwab Small-Cap Index Fund	542,920	16,776,243
		24,044,143
		97,536,615

Fixed-Income Fund 55.1%
Intermediate-Term Bond 55.1%
Schwab U.S. Aggregate Bond Index Fund	13,796,862	134,657,378

Security	Number of Shares	Value ($)
Money Market Fund 3.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.81% (a)	9,420,130	9,422,014
Total Affiliated Underlying Funds
(Cost $198,026,483)		241,616,007
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
1.05%, 05/01/18 (b)	2,450,762	2,450,762
JPMorgan Chase Bank
1.05%, 05/01/18 (b)	483,693	483,693
Total Short-Term Investments
(Cost $2,934,455)		2,934,455
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	497,404	12,030	(81,488)	427,946	$64,520	$114,171	$110,974
Schwab Fundamental International Large Company Index Fund	553,720	15,071	(46,747)	522,044	(7,967)	74,814	142,417
Schwab Fundamental International Small Company Index Fund	310,725	11,846	(23,093)	299,478	(90,072)	86,810	169,283
Schwab Fundamental US Large Company Index Fund	882,928	45,855	(82,111)	846,672	41,517	104,988	492,733
Schwab Fundamental US Small Company Index Fund	488,990	33,554	(33,123)	489,421	(229,881)	3,827	502,633
Schwab International Index Fund	573,435	15,600	(32,473)	556,562	(121,706)	159,734	324,163
Schwab S&P 500 Index Fund	871,251	22,340	(69,766)	823,825	(967,224)	1,748,951	629,898
Schwab Small-Cap Index Fund	558,240	28,111	(43,431)	542,920	(586,214)	317,462	868,351
Schwab U.S. Aggregate Bond Index Fund	13,618,908	652,961	(475,007)	13,796,862	(4,322,961)	(113,592)	1,774,379
Schwab Variable Share Price Money Fund, Ultra Shares	7,863,007	1,557,123	—	9,420,130	(633)	—	60,321
Total					($6,220,621)	$2,497,165	$5,075,152
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

36
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$241,616,007	$—	$—	$241,616,007
Short-Term Investments[1]	—	2,934,455	—	2,934,455
Total	$241,616,007	$2,934,455	$—	$244,550,462
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
37
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $198,026,483)		$241,616,007
Investments in unaffiliated issuers, at value (cost $2,934,455)		2,934,455
Receivables:
Dividends		302,402
Fund shares sold		99,395
Interest		86
Prepaid expenses	+	12,497
Total assets		244,964,842
Liabilities
Payables:
Investments bought		295,972
Investment adviser and administrator fees		26,245
Shareholder service fees		49,859
Independent trustees’ fees		133
Fund shares redeemed		279,479
Accrued expenses	+	31,564
Total liabilities		683,252
Net Assets
Total assets		244,964,842
Total liabilities	–	683,252
Net assets		$244,281,590
Net Assets by Source
Capital received from investors		198,273,571
Net investment income not yet distributed		54,421
Net realized capital gains		2,364,074
Net unrealized capital appreciation		43,589,524

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$244,281,590		15,413,618		$15.85

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Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,762,608
Interest	+	15,317
Total investment income		3,777,925
Expenses
Investment adviser and administrator fees		161,671
Shareholder service fees		305,186
Registration fees		13,083
Professional fees		11,496
Portfolio accounting fees		8,373
Shareholder reports		7,634
Independent trustees’ fees		4,495
Transfer agent fees		2,948
Custodian fees		916
Other expenses	+	2,847
Total expenses		518,649
Expense reduction by CSIM and its affiliates	–	2,948
Net expenses	–	515,701
Net investment income		3,262,224
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,312,544
Net realized gains on sales of affiliated underlying funds	+	2,497,165
Net realized gains		3,809,709
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(6,220,621)
Net realized and unrealized losses		(2,410,912)
Increase in net assets resulting from operations		$851,312
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Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$3,262,224	$4,265,923
Net realized gains		3,809,709	9,439,934
Net change in unrealized appreciation (depreciation)	+	(6,220,621)	7,979,457
Increase in net assets from operations		851,312	21,685,314
Distributions to Shareholders
Distributions from net investment income		(3,416,552)	(4,357,981)
Distributions from net realized gains	+	(3,919,624)	(1,875,524)
Total distributions		($7,336,176)	($6,233,505)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,544,749	$24,890,185	4,595,789	$72,046,804
Shares reinvested		451,562	7,261,150	364,367	5,611,415
Shares redeemed	+	(2,027,407)	(32,645,023)	(5,057,806)	(79,839,038)
Net transactions in fund shares		(31,096)	($493,688)	(97,650)	($2,180,819)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,444,714	$251,260,142	15,542,364	$237,989,152
Total increase or decrease	+	(31,096)	(6,978,552)	(97,650)	13,270,990
End of period		15,413,618	$244,281,590	15,444,714	$251,260,142
Net investment income not yet distributed			$54,421		$208,749
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Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2050 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2055 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2060 Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund™	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2040 Index Fund
Schwab Health Care Fund™	Schwab Target 2045 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab ® Monthly Income Fund - Maximum Payout
The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest directly in cash, cash quivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance, expenses and risks of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Credit Risk. An underlying fund may be subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the underlying fund’s portfolio securities. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2018, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	5.8%	4.5%	2.2%	0.7%
Schwab Fundamental International Large Company Index Fund	2.9%	2.3%	1.1%	0.3%
Schwab Fundamental International Small Company Index Fund	4.0%	3.3%	1.6%	0.5%
Schwab Fundamental US Large Company Index Fund	1.7%	1.8%	0.9%	0.3%
Schwab Fundamental US Small Company Index Fund	3.0%	2.8%	1.4%	0.4%
Schwab International Index Fund	2.1%	1.6%	0.8%	0.3%
Schwab S&P 500 Index Fund	0.7%	0.7%	0.3%	0.1%
Schwab Small-Cap Index Fund	3.1%	3.0%	1.5%	0.4%
Schwab U.S. Aggregate Bond Index Fund	—%	6.4%	9.8%	7.2%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	1.8%	1.2%	0.5%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab MarketTrack All Equity Portfolio	$23,288,345	$4,660,000
Schwab MarketTrack Growth Portfolio	37,897,230	31,320,000
Schwab MarketTrack Balanced Portfolio	24,701,084	41,850,000
Schwab MarketTrack Conservative Portfolio	11,883,074	13,230,000

8. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab MarketTrack All Equity Portfolio	$2,773
Schwab MarketTrack Growth Portfolio	2,553
Schwab MarketTrack Balanced Portfolio	9,511
Schwab MarketTrack Conservative Portfolio	4,202

9. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Tax cost	$439,859,193	$505,782,324	$381,856,245	$202,398,636
Gross unrealized appreciation	$244,147,807	$299,547,522	$148,076,288	$46,220,051
Gross unrealized depreciation	—	(3,661,841)	(5,633,987)	(4,068,225)
Net unrealized appreciation (depreciation)	$244,147,807	$295,885,681	$142,442,301	$42,151,826
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

All Equity Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The components that make up the composite may vary over time.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Balanced Composite Index is composed of 21% S&P 500 Index, 10.50% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.50% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.50% Russell RAFI Developed ex US Small Company Index (Net), 2.50% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is calculated using the following portion allocations: 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.6% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.7% Russell RAFI Developed ex US Small Company Index (Net), 1.7% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg Barclays US Aggregate Bond Index, and 5.0% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.

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Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Growth Composite Index is composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab MarketTrack Portfolios  |  Semiannual Report

Notes

Schwab MarketTrack Portfolios
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-21
00210778

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the condensed portfolio holdings are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Aptiv plc	384,700	32,537,926
BorgWarner, Inc.	276,500	13,531,910
Ford Motor Co.	5,652,397	63,532,942
General Motors Co.	1,819,800	66,859,452
Harley-Davidson, Inc.	238,770	9,820,610
The Goodyear Tire & Rubber Co.	344,936	8,661,343
		194,944,183

Banks 6.5%
Bank of America Corp.	13,713,440	410,306,125
BB&T Corp.	1,129,170	59,620,176
Citigroup, Inc.	3,678,598	251,137,885
Citizens Financial Group, Inc.	715,500	29,686,095
Comerica, Inc.	255,770	24,190,727
Fifth Third Bancorp	1,024,647	33,987,541
Huntington Bancshares, Inc.	1,659,993	24,750,496
JPMorgan Chase & Co.	4,922,177	535,434,414
KeyCorp	1,559,498	31,065,200
M&T Bank Corp.	215,598	39,297,047
People's United Financial, Inc.	495,500	9,062,695
Regions Financial Corp.	1,589,145	29,717,011
SunTrust Banks, Inc.	658,016	43,955,469
SVB Financial Group *	78,300	23,459,463
The PNC Financial Services Group, Inc.	671,268	97,743,333
U.S. Bancorp	2,269,328	114,487,598
Wells Fargo & Co.	6,294,944	327,085,290
Zions Bancorp	294,298	16,112,816
		2,101,099,381

Capital Goods 7.1%
3M Co.	856,452	166,485,704
A.O. Smith Corp.	207,114	12,706,444
Acuity Brands, Inc.	60,500	7,246,085
Allegion plc	141,333	10,908,081
AMETEK, Inc.	334,100	23,320,180
Arconic, Inc.	616,654	10,982,608
Caterpillar, Inc.	859,614	124,093,877
Cummins, Inc.	224,762	35,930,453
Deere & Co.	464,129	62,810,578
Dover Corp.	223,670	20,734,209
Eaton Corp. plc	634,738	47,624,392
Emerson Electric Co.	908,015	60,301,276
Fastenal Co.	413,398	20,665,766
Flowserve Corp.	193,500	8,593,335
Fluor Corp.	194,482	11,464,714
Fortive Corp.	440,687	30,984,703
Fortune Brands Home & Security, Inc.	217,200	11,878,668
General Dynamics Corp.	395,027	79,522,885
General Electric Co.	12,483,743	175,646,264
Harris Corp.	171,604	26,842,298
Honeywell International, Inc.	1,083,531	156,765,265
Huntington Ingalls Industries, Inc.	65,100	15,832,971
Illinois Tool Works, Inc.	441,236	62,664,337
Security	Number of Shares	Value ($)
Ingersoll-Rand plc	361,300	30,309,457
Jacobs Engineering Group, Inc.	174,334	10,127,062
Johnson Controls International plc	1,338,402	45,331,676
L3 Technologies, Inc.	112,783	22,091,934
Lockheed Martin Corp.	357,559	114,719,230
Masco Corp.	438,488	16,605,541
Northrop Grumman Corp.	249,377	80,309,369
PACCAR, Inc.	507,550	32,315,708
Parker-Hannifin Corp.	190,436	31,349,574
Pentair plc	240,982	16,213,269
Quanta Services, Inc. *	225,500	7,328,750
Raytheon Co.	415,684	85,190,279
Rockwell Automation, Inc.	181,821	29,915,009
Rockwell Collins, Inc.	239,305	31,717,485
Roper Technologies, Inc.	146,800	38,783,092
Snap-on, Inc.	79,589	11,560,302
Stanley Black & Decker, Inc.	220,581	31,232,064
Textron, Inc.	369,404	22,954,765
The Boeing Co.	794,661	265,067,123
TransDigm Group, Inc.	69,100	22,151,387
United Rentals, Inc. *	121,495	18,224,250
United Technologies Corp.	1,065,395	128,007,209
W.W. Grainger, Inc.	73,427	20,658,686
Xylem, Inc.	256,710	18,714,159
		2,314,882,473

Commercial & Professional Services 0.6%
Cintas Corp.	123,976	21,113,113
Equifax, Inc.	169,261	18,965,695
IHS Markit Ltd. *	521,500	25,621,295
Nielsen Holdings plc	472,200	14,850,690
Republic Services, Inc.	325,134	21,029,667
Robert Half International, Inc.	181,042	10,998,301
Stericycle, Inc. *	127,100	7,462,041
Verisk Analytics, Inc. *	224,734	23,922,934
Waste Management, Inc.	574,216	46,678,019
		190,641,755

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	481,716	21,262,944
Garmin Ltd.	155,100	9,099,717
Hanesbrands, Inc.	523,000	9,659,810
Hasbro, Inc.	161,117	14,192,797
Leggett & Platt, Inc.	199,994	8,109,757
Lennar Corp., Class A	392,318	20,749,699
Mattel, Inc.	489,794	7,248,951
Michael Kors Holdings Ltd. *	220,800	15,107,136
Mohawk Industries, Inc. *	90,903	19,078,722
Newell Brands, Inc.	681,750	18,836,752
NIKE, Inc., Class B	1,862,008	127,342,727
PulteGroup, Inc.	370,186	11,238,847
PVH Corp.	111,600	17,819,172
Ralph Lauren Corp.	84,726	9,307,151
Tapestry, Inc.	399,328	21,471,867
Under Armour, Inc., Class A *(a)	363,800	6,461,088
Under Armour, Inc., Class C *	237,692	3,648,572

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VF Corp.	471,717	38,147,754
Whirlpool Corp.	102,490	15,880,825
		394,664,288

Consumer Services 1.9%
Carnival Corp.	585,721	36,935,566
Chipotle Mexican Grill, Inc. *	35,780	15,146,747
Darden Restaurants, Inc.	174,985	16,249,107
H&R Block, Inc.	284,905	7,877,623
Hilton Worldwide Holdings, Inc.	403,100	31,780,404
Marriott International, Inc., Class A	431,400	58,963,752
McDonald's Corp.	1,145,258	191,762,000
MGM Resorts International	738,328	23,198,266
Norwegian Cruise Line Holdings Ltd. *	290,500	15,533,035
Royal Caribbean Cruises Ltd.	243,700	26,365,903
Starbucks Corp.	2,025,524	116,609,417
Wyndham Worldwide Corp.	143,164	16,350,760
Wynn Resorts Ltd.	121,100	22,547,609
Yum! Brands, Inc.	478,575	41,683,883
		621,004,072

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	77,700	12,809,622
American Express Co.	1,033,716	102,079,455
Ameriprise Financial, Inc.	207,909	29,150,921
Berkshire Hathaway, Inc., Class B *	2,765,133	535,689,216
BlackRock, Inc.	177,700	92,670,550
Capital One Financial Corp.	699,974	63,431,644
Cboe Global Markets, Inc.	162,700	17,373,106
CME Group, Inc.	488,768	77,068,938
Discover Financial Services	502,594	35,809,822
E*TRADE Financial Corp. *	387,919	23,538,925
Franklin Resources, Inc.	483,005	16,248,288
Intercontinental Exchange, Inc.	834,559	60,472,145
Invesco Ltd.	588,347	17,044,413
Leucadia National Corp.	462,151	11,110,110
Moody's Corp.	239,329	38,819,164
Morgan Stanley	1,986,734	102,555,209
MSCI, Inc.	128,182	19,205,509
Nasdaq, Inc.	169,400	14,961,408
Navient Corp.	373,300	4,949,958
Northern Trust Corp.	303,206	32,367,241
Raymond James Financial, Inc.	183,000	16,424,250
S&P Global, Inc.	366,967	69,209,976
State Street Corp.	530,426	52,925,906
Synchrony Financial	1,036,099	34,367,404
T. Rowe Price Group, Inc.	349,179	39,743,554
The Bank of New York Mellon Corp.	1,453,873	79,250,617
The Charles Schwab Corp. (b)	1,700,381	94,677,214
The Goldman Sachs Group, Inc.	508,720	121,243,238
		1,815,197,803

Energy 6.2%
Anadarko Petroleum Corp.	761,609	51,271,518
Andeavor	203,707	28,176,752
Apache Corp.	555,106	22,731,591
Baker Hughes, a GE Co.	620,744	22,415,066
Cabot Oil & Gas Corp.	672,800	16,086,648
Chevron Corp.	2,744,305	343,339,999
Cimarex Energy Co.	135,830	13,663,140
Concho Resources, Inc. *	214,698	33,752,673
ConocoPhillips	1,688,584	110,602,252
Devon Energy Corp.	753,858	27,387,661
EOG Resources, Inc.	832,512	98,377,943
EQT Corp.	351,700	17,651,823
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	6,087,414	473,296,438
Halliburton Co.	1,264,568	67,009,458
Helmerich & Payne, Inc.	152,300	10,592,465
Hess Corp.	386,340	22,017,517
Kinder Morgan, Inc.	2,731,144	43,206,698
Marathon Oil Corp.	1,242,752	22,680,224
Marathon Petroleum Corp.	686,052	51,392,155
National Oilwell Varco, Inc.	534,224	20,658,442
Newfield Exploration Co. *	270,275	8,054,195
Noble Energy, Inc.	698,868	23,642,704
Occidental Petroleum Corp.	1,095,670	84,651,464
ONEOK, Inc.	586,726	35,332,640
Phillips 66	603,695	67,197,290
Pioneer Natural Resources Co.	242,600	48,896,030
Range Resources Corp.	302,348	4,187,520
Schlumberger Ltd.	1,984,761	136,075,214
TechnipFMC plc	615,400	20,283,584
The Williams Cos., Inc.	1,189,078	30,594,977
Valero Energy Corp.	618,987	68,664,228
		2,023,890,309

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	632,595	124,722,431
Sysco Corp.	689,278	43,107,446
The Kroger Co.	1,275,794	32,137,251
Walgreens Boots Alliance, Inc.	1,220,856	81,125,881
Walmart, Inc.	2,086,661	184,586,032
		465,679,041

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	2,731,872	153,285,338
Archer-Daniels-Midland Co.	797,399	36,185,967
Brown-Forman Corp., Class B	369,205	20,690,248
Campbell Soup Co.	282,211	11,508,565
ConAgra Brands, Inc.	579,349	21,476,467
Constellation Brands, Inc., Class A	247,665	57,738,141
Dr Pepper Snapple Group, Inc.	259,800	31,165,608
General Mills, Inc.	810,180	35,437,273
Hormel Foods Corp.	387,600	14,050,500
Kellogg Co.	354,996	20,909,264
McCormick & Co., Inc. - Non Voting Shares	173,302	18,267,764
Molson Coors Brewing Co., Class B	264,930	18,873,613
Mondelez International, Inc., Class A	2,129,395	84,111,103
Monster Beverage Corp. *	588,340	32,358,700
PepsiCo, Inc.	2,046,684	206,592,283
Philip Morris International, Inc.	2,231,773	183,005,386
The Coca-Cola Co.	5,510,504	238,108,878
The Hershey Co.	204,528	18,804,304
The JM Smucker Co.	163,075	18,603,596
The Kraft Heinz Co.	863,418	48,679,507
Tyson Foods, Inc., Class A	424,390	29,749,739
		1,299,602,244

Health Care Equipment & Services 6.2%
Abbott Laboratories	2,499,655	145,304,945
Aetna, Inc.	470,949	84,323,418
Align Technology, Inc. *	103,100	25,759,535
AmerisourceBergen Corp.	236,046	21,381,047
Anthem, Inc.	366,109	86,398,063
Baxter International, Inc.	715,834	49,750,463
Becton, Dickinson & Co.	381,371	88,428,494
Boston Scientific Corp. *	1,977,394	56,790,756
Cardinal Health, Inc.	449,633	28,852,950
Centene Corp. *	250,200	27,166,716

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cerner Corp. *	456,269	26,577,669
Cigna Corp.	348,108	59,811,916
CVS Health Corp.	1,455,170	101,614,521
Danaher Corp.	883,991	88,681,977
DaVita, Inc. *	203,700	12,790,323
DENTSPLY SIRONA, Inc.	325,700	16,395,738
Edwards Lifesciences Corp. *	303,300	38,628,288
Envision Healthcare Corp. *	173,600	6,452,712
Express Scripts Holding Co. *	812,608	61,514,426
HCA Healthcare, Inc.	400,000	38,296,000
Henry Schein, Inc. *	220,900	16,788,400
Hologic, Inc. *	386,200	14,980,698
Humana, Inc.	197,493	58,098,491
IDEXX Laboratories, Inc. *	125,100	24,330,699
Intuitive Surgical, Inc. *	161,624	71,240,627
Laboratory Corp. of America Holdings *	144,471	24,668,423
McKesson Corp.	294,375	45,984,319
Medtronic plc	1,949,574	156,219,365
Quest Diagnostics, Inc.	197,680	20,005,216
ResMed, Inc.	204,907	19,392,398
Stryker Corp.	463,840	78,583,773
The Cooper Cos., Inc.	69,800	15,963,958
UnitedHealth Group, Inc.	1,391,316	328,907,102
Universal Health Services, Inc., Class B	125,900	14,377,780
Varian Medical Systems, Inc. *	130,706	15,108,306
Zimmer Biomet Holdings, Inc.	293,223	33,770,493
		2,003,340,005

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	347,124	16,037,129
Colgate-Palmolive Co.	1,262,708	82,366,443
Coty, Inc., Class A	694,400	12,047,840
Kimberly-Clark Corp.	501,304	51,905,016
The Clorox Co.	185,857	21,782,440
The Estee Lauder Cos., Inc., Class A	320,752	47,500,164
The Procter & Gamble Co.	3,622,613	262,059,824
		493,698,856

Insurance 2.6%
Aflac, Inc.	1,122,740	51,163,262
American International Group, Inc.	1,291,716	72,336,096
Aon plc	351,850	50,128,069
Arthur J. Gallagher & Co.	262,300	18,358,377
Assurant, Inc.	74,246	6,891,514
Brighthouse Financial, Inc. *	131,597	6,682,496
Chubb Ltd.	667,321	90,535,440
Cincinnati Financial Corp.	210,350	14,796,019
Everest Re Group Ltd.	57,767	13,440,648
Lincoln National Corp.	317,371	22,419,088
Loews Corp.	381,416	20,009,083
Marsh & McLennan Cos., Inc.	732,179	59,672,588
MetLife, Inc.	1,487,577	70,912,796
Principal Financial Group, Inc.	382,767	22,667,462
Prudential Financial, Inc.	610,331	64,890,392
The Allstate Corp.	511,782	50,062,515
The Hartford Financial Services Group, Inc.	515,995	27,781,171
The Progressive Corp.	840,120	50,650,835
The Travelers Cos., Inc.	388,060	51,068,696
Torchmark Corp.	153,466	13,311,641
Unum Group	317,940	15,381,937
Willis Towers Watson plc	187,589	27,858,842
XL Group Ltd.	372,999	20,735,014
		841,753,981

Security	Number of Shares	Value ($)
Materials 2.8%
Air Products & Chemicals, Inc.	312,901	50,780,703
Albemarle Corp.	154,946	15,023,564
Avery Dennison Corp.	126,676	13,276,912
Ball Corp.	510,228	20,455,041
CF Industries Holdings, Inc.	335,818	13,029,738
DowDuPont, Inc.	3,366,006	212,866,219
Eastman Chemical Co.	206,492	21,078,703
Ecolab, Inc.	374,028	54,148,034
FMC Corp.	188,300	15,013,159
Freeport-McMoRan, Inc.	1,940,040	29,508,008
International Flavors & Fragrances, Inc.	113,743	16,067,336
International Paper Co.	596,989	30,780,753
LyondellBasell Industries N.V., Class A	467,200	49,397,056
Martin Marietta Materials, Inc.	90,900	17,704,593
Monsanto Co.	633,007	79,360,088
Newmont Mining Corp.	771,146	30,298,326
Nucor Corp.	456,403	28,123,553
Packaging Corp. of America	136,420	15,782,430
PPG Industries, Inc.	366,896	38,846,949
Praxair, Inc.	413,179	63,018,061
Sealed Air Corp.	238,868	10,474,362
The Mosaic Co.	499,100	13,450,745
The Sherwin-Williams Co.	119,336	43,875,074
Vulcan Materials Co.	188,351	21,036,923
WestRock Co.	360,789	21,344,277
		924,740,607

Media 2.4%
CBS Corp., Class B - Non Voting Shares	489,536	24,085,171
Charter Communications, Inc., Class A *	266,300	72,244,527
Comcast Corp., Class A	6,661,996	209,120,055
Discovery, Inc., Class A *	193,059	4,565,845
Discovery, Inc., Class C *	495,665	11,013,676
DISH Network Corp., Class A *	323,600	10,856,780
News Corp., Class A	523,000	8,357,540
News Corp., Class B	205,200	3,334,500
Omnicom Group, Inc.	327,147	24,097,648
The Interpublic Group of Cos., Inc.	545,365	12,865,160
The Walt Disney Co.	2,160,747	216,787,747
Time Warner, Inc.	1,122,999	106,460,305
Twenty-First Century Fox, Inc., Class A	1,496,801	54,723,045
Twenty-First Century Fox, Inc., Class B	652,700	23,542,889
Viacom, Inc., Class B	512,691	15,462,761
		797,517,649

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	2,291,778	221,271,166
Agilent Technologies, Inc.	467,334	30,722,537
Alexion Pharmaceuticals, Inc. *	319,130	37,539,262
Allergan plc	472,646	72,622,058
Amgen, Inc.	962,104	167,867,906
Biogen, Inc. *	303,931	83,155,522
Bristol-Myers Squibb Co.	2,347,634	122,382,160
Celgene Corp. *	1,076,930	93,800,603
Eli Lilly & Co.	1,381,993	112,038,172
Gilead Sciences, Inc.	1,884,903	136,146,544
Illumina, Inc. *	211,700	51,004,881
Incyte Corp. *	246,700	15,280,598
IQVIA Holdings, Inc. *	209,671	20,078,095
Johnson & Johnson	3,856,026	487,748,729
Merck & Co., Inc.	3,876,824	228,228,629
Mettler-Toledo International, Inc. *	36,200	20,269,466
Mylan N.V. *	745,851	28,909,185
Nektar Therapeutics *	228,000	19,074,480

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	162,960	11,954,746
Perrigo Co., plc	186,100	14,541,854
Pfizer, Inc.	8,558,167	313,314,494
Regeneron Pharmaceuticals, Inc. *	109,700	33,313,696
Thermo Fisher Scientific, Inc.	578,036	121,589,872
Vertex Pharmaceuticals, Inc. *	366,041	56,062,839
Waters Corp. *	112,352	21,168,240
Zoetis, Inc.	699,700	58,410,956
		2,578,496,690

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	143,600	17,888,252
American Tower Corp.	635,152	86,609,327
Apartment Investment & Management Co., Class A	230,014	9,338,568
AvalonBay Communities, Inc.	198,299	32,322,737
Boston Properties, Inc.	221,976	26,950,106
CBRE Group, Inc., Class A *	435,340	19,725,255
Crown Castle International Corp.	594,242	59,941,191
Digital Realty Trust, Inc.	295,300	31,210,257
Duke Realty Corp.	502,246	13,610,867
Equinix, Inc.	114,109	48,015,926
Equity Residential	532,402	32,854,527
Essex Property Trust, Inc.	94,100	22,554,829
Extra Space Storage, Inc.	177,400	15,893,266
Federal Realty Investment Trust	103,200	11,955,720
GGP, Inc.	914,700	18,284,853
HCP, Inc.	671,000	15,674,560
Host Hotels & Resorts, Inc.	1,050,311	20,544,083
Iron Mountain, Inc.	410,202	13,922,256
Kimco Realty Corp.	607,559	8,815,681
Mid-America Apartment Communities, Inc.	162,400	14,853,104
Prologis, Inc.	771,889	50,103,315
Public Storage	214,128	43,206,748
Realty Income Corp.	406,900	20,552,519
Regency Centers Corp.	206,800	12,170,180
SBA Communications Corp. *	166,696	26,709,700
Simon Property Group, Inc.	453,772	70,942,715
SL Green Realty Corp.	127,600	12,471,624
The Macerich Co.	152,100	8,764,002
UDR, Inc.	374,400	13,534,560
Ventas, Inc.	517,399	26,604,657
Vornado Realty Trust	245,556	16,705,175
Welltower, Inc.	539,117	28,810,412
Weyerhaeuser Co.	1,089,239	40,062,210
		891,603,182

Retailing 6.7%
Advance Auto Parts, Inc.	108,700	12,440,715
Amazon.com, Inc. *	577,430	904,330,446
AutoZone, Inc. *	38,998	24,355,031
Best Buy Co., Inc.	365,357	27,960,771
Booking Holdings, Inc. *	70,128	152,738,784
CarMax, Inc. *	265,340	16,583,750
Dollar General Corp.	367,600	35,484,428
Dollar Tree, Inc. *	340,730	32,672,600
Expedia Group, Inc.	177,513	20,438,847
Foot Locker, Inc.	165,000	7,108,200
Genuine Parts Co.	209,138	18,471,068
Kohl's Corp.	247,510	15,375,321
L Brands, Inc.	345,535	12,062,627
LKQ Corp. *	448,300	13,906,266
Lowe's Cos., Inc.	1,188,788	97,991,795
Macy's, Inc.	427,002	13,266,952
Netflix, Inc. *	623,900	194,943,794
Security	Number of Shares	Value ($)
Nordstrom, Inc.	163,601	8,271,667
O'Reilly Automotive, Inc. *	119,000	30,472,330
Ross Stores, Inc.	547,364	44,254,379
Target Corp.	777,308	56,432,561
The Gap, Inc.	300,062	8,773,813
The Home Depot, Inc.	1,682,313	310,891,442
The TJX Cos., Inc.	910,006	77,214,009
Tiffany & Co.	148,328	15,252,568
Tractor Supply Co.	173,200	11,777,600
TripAdvisor, Inc. *	147,713	5,527,421
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,400	21,176,804
		2,190,175,989

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,162,600	12,649,088
Analog Devices, Inc.	533,496	46,600,876
Applied Materials, Inc.	1,504,772	74,742,025
Broadcom, Inc.	589,852	135,323,846
Intel Corp.	6,723,922	347,088,854
KLA-Tencor Corp.	224,481	22,838,697
Lam Research Corp.	234,974	43,484,288
Microchip Technology, Inc.	331,351	27,720,825
Micron Technology, Inc. *	1,666,473	76,624,428
NVIDIA Corp.	869,561	195,564,269
Qorvo, Inc. *	182,700	12,313,980
QUALCOMM, Inc.	2,127,706	108,534,283
Skyworks Solutions, Inc.	264,700	22,965,372
Texas Instruments, Inc.	1,413,300	143,351,019
Xilinx, Inc.	367,063	23,580,127
		1,293,381,977

Software & Services 14.9%
Accenture plc, Class A	887,387	134,172,914
Activision Blizzard, Inc.	1,090,300	72,341,405
Adobe Systems, Inc. *	705,679	156,378,466
Akamai Technologies, Inc. *	241,555	17,307,416
Alliance Data Systems Corp.	68,800	13,969,840
Alphabet, Inc., Class A *	427,916	435,866,679
Alphabet, Inc., Class C *	438,135	445,727,880
ANSYS, Inc. *	119,200	19,269,872
Autodesk, Inc. *	316,298	39,821,918
Automatic Data Processing, Inc.	634,873	74,965,804
CA, Inc.	451,625	15,716,550
Cadence Design Systems, Inc. *	404,600	16,208,276
Citrix Systems, Inc. *	198,708	20,449,040
Cognizant Technology Solutions Corp., Class A	845,080	69,144,446
DXC Technology Co.	410,283	42,283,766
eBay, Inc. *	1,351,740	51,203,911
Electronic Arts, Inc. *	440,892	52,016,438
Facebook, Inc., Class A *	3,442,317	592,078,524
Fidelity National Information Services, Inc.	477,234	45,322,913
Fiserv, Inc. *	595,608	42,204,783
Gartner, Inc. *	128,500	15,585,765
Global Payments, Inc.	224,900	25,424,945
International Business Machines Corp.	1,231,306	178,490,118
Intuit, Inc.	349,033	64,497,808
MasterCard, Inc., Class A	1,326,128	236,408,839
Microsoft Corp.	11,059,430	1,034,277,894
Oracle Corp.	4,340,536	198,232,279
Paychex, Inc.	462,865	28,035,733
PayPal Holdings, Inc. *	1,620,753	120,924,381
Red Hat, Inc. *	253,600	41,352,016
salesforce.com, Inc. *	987,265	119,449,192
Symantec Corp.	900,250	25,017,948

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Synopsys, Inc. *	207,500	17,743,325
Take-Two Interactive Software, Inc. *	162,100	16,162,991
The Western Union Co.	671,325	13,258,669
Total System Services, Inc.	239,500	20,132,370
VeriSign, Inc. *	119,525	14,034,625
Visa, Inc., Class A	2,588,862	328,474,811
		4,853,954,550

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	429,700	35,970,187
Apple, Inc.	7,287,704	1,204,365,963
Cisco Systems, Inc.	6,910,886	306,083,141
Corning, Inc.	1,247,787	33,715,205
F5 Networks, Inc. *	93,800	15,297,842
FLIR Systems, Inc.	203,000	10,870,650
Hewlett Packard Enterprise Co.	2,246,678	38,305,860
HP, Inc.	2,319,708	49,850,525
IPG Photonics Corp. *	53,000	11,290,590
Juniper Networks, Inc.	488,365	12,008,895
Motorola Solutions, Inc.	236,822	26,010,160
NetApp, Inc.	400,074	26,636,927
Seagate Technology plc	409,000	23,677,010
TE Connectivity Ltd.	502,335	46,089,236
Western Digital Corp.	432,636	34,087,390
Xerox Corp.	337,091	10,601,512
		1,884,861,093

Telecommunication Services 1.9%
AT&T, Inc.	8,823,094	288,515,174
CenturyLink, Inc.	1,382,643	25,689,507
Verizon Communications, Inc.	5,930,455	292,667,954
		606,872,635

Transportation 2.2%
Alaska Air Group, Inc.	174,300	11,317,299
American Airlines Group, Inc.	602,405	25,861,247
C.H. Robinson Worldwide, Inc.	202,295	18,617,209
CSX Corp.	1,269,191	75,377,253
Delta Air Lines, Inc.	943,280	49,258,082
Expeditors International of Washington, Inc.	252,200	16,105,492
FedEx Corp.	355,148	87,792,586
JB Hunt Transport Services, Inc.	122,096	14,337,733
Kansas City Southern	149,600	15,951,848
Norfolk Southern Corp.	409,182	58,705,342
Southwest Airlines Co.	776,546	41,024,925
Union Pacific Corp.	1,131,241	151,167,735
United Continental Holdings, Inc. *	345,400	23,328,316
United Parcel Service, Inc., Class B	987,621	112,094,983
		700,940,050

Utilities 2.9%
AES Corp.	962,149	11,776,704
Alliant Energy Corp.	332,669	14,288,134
Ameren Corp.	347,520	20,371,622
American Electric Power Co., Inc.	709,602	49,657,948
American Water Works Co., Inc.	259,533	22,470,367
CenterPoint Energy, Inc.	628,366	15,916,511
CMS Energy Corp.	418,284	19,738,822
Consolidated Edison, Inc.	445,965	35,735,175
Dominion Energy, Inc.	932,768	62,085,038
DTE Energy Co.	258,612	27,257,705
Duke Energy Corp.	1,006,179	80,655,309
Edison International	466,593	30,571,173
Security	Number of Shares	Value ($)
Entergy Corp.	252,553	20,605,799
Eversource Energy	454,200	27,365,550
Exelon Corp.	1,382,887	54,872,956
FirstEnergy Corp.	631,794	21,733,714
NextEra Energy, Inc.	679,444	111,367,666
NiSource, Inc.	495,562	12,086,757
NRG Energy, Inc.	433,927	13,451,737
PG&E Corp.	743,530	34,276,733
Pinnacle West Capital Corp.	157,461	12,675,611
PPL Corp.	985,850	28,688,235
Public Service Enterprise Group, Inc.	731,970	38,172,235
SCANA Corp.	195,700	7,195,889
Sempra Energy	367,969	41,138,934
The Southern Co.	1,453,735	67,046,258
WEC Energy Group, Inc.	444,778	28,590,330
Xcel Energy, Inc.	723,478	33,887,710
		943,680,622
Total Common Stock
(Cost $17,046,611,311)		32,426,623,435

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	6,295,955	6,295,955
Total Other Investment Company
(Cost $6,295,955)		6,295,955
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
BNP Paribas
1.05%, 05/01/18 (d)	64,886,359	64,886,359
Total Short-Term Investment
(Cost $64,886,359)		64,886,359

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	935	123,747,250	(1,141,188)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,137,856.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,827,545
Aptiv plc	82,400	6,969,392
Autoliv, Inc.	26,600	3,565,730
BorgWarner, Inc.	62,992	3,082,828
Dana, Inc.	38,600	915,978
Delphi Technologies plc	27,466	1,329,629
Ford Motor Co.	1,175,287	13,210,226
General Motors Co.	387,012	14,218,821
Gentex Corp.	88,044	2,002,121
Harley-Davidson, Inc.	54,010	2,221,431
Lear Corp.	20,990	3,924,500
Tesla, Inc. *(a)	40,613	11,936,161
The Goodyear Tire & Rubber Co.	72,900	1,830,519
Thor Industries, Inc.	14,500	1,539,030
Visteon Corp. *	7,900	983,076
		69,556,987

Banks 6.5%
Associated Banc-Corp.	42,800	1,132,060
Bank of America Corp.	2,922,761	87,449,009
Bank of Hawaii Corp.	12,970	1,092,204
Bank of the Ozarks, Inc.	34,700	1,623,960
BankUnited, Inc.	35,000	1,386,350
BB&T Corp.	241,339	12,742,699
BOK Financial Corp.	8,900	896,052
Chemical Financial Corp.	22,600	1,240,514
CIT Group, Inc.	41,688	2,207,380
Citigroup, Inc.	785,528	53,627,997
Citizens Financial Group, Inc.	152,550	6,329,299
Comerica, Inc.	51,128	4,835,686
Commerce Bancshares, Inc.	30,850	1,959,592
Cullen/Frost Bankers, Inc.	16,900	1,934,205
East West Bancorp, Inc.	45,800	3,051,196
Essent Group Ltd. *	23,800	784,448
F.N.B. Corp.	88,883	1,155,479
Fifth Third Bancorp	218,715	7,254,777
First Citizens BancShares, Inc., Class A	3,000	1,296,870
First Hawaiian, Inc.	10,100	278,255
First Horizon National Corp.	90,333	1,653,094
First Republic Bank	45,800	4,253,446
Hancock Holding Co.	25,238	1,232,876
Home BancShares, Inc.	50,100	1,164,324
Huntington Bancshares, Inc.	329,006	4,905,479
IBERIABANK Corp.	13,454	1,008,377
Investors Bancorp, Inc.	89,117	1,191,494
JPMorgan Chase & Co.	1,048,378	114,042,559
KeyCorp	333,218	6,637,703
LendingTree, Inc. *	2,300	548,320
M&T Bank Corp.	46,651	8,503,078
MB Financial, Inc.	20,000	852,400
MGIC Investment Corp. *	103,900	1,041,078
New York Community Bancorp, Inc.	139,136	1,652,936
PacWest Bancorp	33,944	1,739,291
People's United Financial, Inc.	103,793	1,898,374
Security	Number of Shares	Value ($)
Pinnacle Financial Partners, Inc.	19,100	1,223,355
Popular, Inc.	31,529	1,459,477
Prosperity Bancshares, Inc.	23,100	1,657,887
Radian Group, Inc.	65,144	931,559
Regions Financial Corp.	351,443	6,571,984
Signature Bank *	15,700	1,996,255
Sterling Bancorp	62,500	1,484,375
SunTrust Banks, Inc.	146,103	9,759,680
SVB Financial Group *	15,400	4,613,994
Synovus Financial Corp.	40,657	2,125,141
TCF Financial Corp.	45,200	1,122,316
Texas Capital Bancshares, Inc. *	15,990	1,577,414
TFS Financial Corp.	13,900	207,249
The PNC Financial Services Group, Inc.	145,313	21,159,026
U.S. Bancorp	482,905	24,362,557
UMB Financial Corp.	13,000	995,540
Umpqua Holdings Corp.	60,800	1,432,448
United Bankshares, Inc.	27,300	926,835
Valley National Bancorp	63,400	795,670
Webster Financial Corp.	27,500	1,655,225
Wells Fargo & Co.	1,339,934	69,622,971
Western Alliance Bancorp *	27,800	1,639,644
Wintrust Financial Corp.	15,728	1,406,870
Zions Bancorp	63,798	3,492,940
		506,823,273

Capital Goods 7.3%
3M Co.	181,254	35,233,965
A.O. Smith Corp.	47,000	2,883,450
Acuity Brands, Inc.	13,000	1,557,010
AECOM *	46,500	1,601,460
AGCO Corp.	18,030	1,130,120
Air Lease Corp.	29,000	1,209,010
Allegion plc	28,700	2,215,066
Allison Transmission Holdings, Inc.	38,000	1,481,620
AMETEK, Inc.	70,605	4,928,229
Arconic, Inc.	127,240	2,266,144
Barnes Group, Inc.	13,800	766,314
Beacon Roofing Supply, Inc. *	20,100	983,895
BWX Technologies, Inc.	32,900	2,230,620
Carlisle Cos., Inc.	20,736	2,233,889
Caterpillar, Inc.	181,596	26,215,199
Colfax Corp. *	25,000	775,250
Crane Co.	16,384	1,370,358
Cummins, Inc.	47,092	7,528,127
Curtiss-Wright Corp.	14,300	1,830,972
Deere & Co.	97,846	13,241,499
Donaldson Co., Inc.	35,600	1,575,656
Dover Corp.	49,037	4,545,730
Dycom Industries, Inc. *	9,100	945,126
Eaton Corp. plc	132,821	9,965,560
EMCOR Group, Inc.	16,600	1,221,594
Emerson Electric Co.	192,228	12,765,861
Fastenal Co.	87,500	4,374,125
Flowserve Corp.	43,023	1,910,651
Fluor Corp.	40,958	2,414,474
Fortive Corp.	92,520	6,505,081
Fortune Brands Home & Security, Inc.	47,800	2,614,182

6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gardner Denver Holdings, Inc. *	22,000	695,860
General Dynamics Corp.	84,274	16,965,199
General Electric Co.	2,643,602	37,195,480
Graco, Inc.	47,082	2,071,137
Harris Corp.	37,507	5,866,845
HD Supply Holdings, Inc. *	59,400	2,299,374
HEICO Corp., Class A	16,000	1,154,400
Hexcel Corp.	26,300	1,748,161
Honeywell International, Inc.	229,017	33,134,180
Hubbell, Inc.	16,932	1,758,558
Huntington Ingalls Industries, Inc.	13,700	3,331,977
IDEX Corp.	24,331	3,252,081
Illinois Tool Works, Inc.	92,947	13,200,333
Ingersoll-Rand plc	77,121	6,469,681
ITT, Inc.	30,300	1,481,367
Jacobs Engineering Group, Inc.	38,756	2,251,336
JELD-WEN Holding, Inc. *	19,300	542,523
Johnson Controls International plc	283,286	9,594,897
Kennametal, Inc.	23,400	852,930
KLX, Inc. *	13,700	1,071,751
L3 Technologies, Inc.	23,374	4,578,499
Lennox International, Inc.	11,700	2,262,429
Lincoln Electric Holdings, Inc.	20,100	1,665,687
Lockheed Martin Corp.	75,679	24,280,850
Masco Corp.	99,428	3,765,338
MasTec, Inc. *	19,292	848,848
MSC Industrial Direct Co., Inc., Class A	14,258	1,232,462
Navistar International Corp. *	18,700	650,947
Nordson Corp.	16,600	2,134,760
Northrop Grumman Corp.	52,432	16,885,201
Orbital ATK, Inc.	15,878	2,101,930
Oshkosh Corp.	23,600	1,702,976
Owens Corning	34,000	2,226,660
PACCAR, Inc.	107,289	6,831,091
Parker-Hannifin Corp.	41,253	6,791,069
Pentair plc	53,954	3,630,025
Quanta Services, Inc. *	44,000	1,430,000
Raytheon Co.	88,557	18,148,872
Rockwell Automation, Inc.	39,549	6,506,997
Rockwell Collins, Inc.	50,483	6,691,017
Roper Technologies, Inc.	30,891	8,161,093
Sensata Technologies Holding plc *	49,600	2,515,712
Snap-on, Inc.	17,250	2,505,562
Spirit AeroSystems Holdings, Inc., Class A	36,000	2,893,320
Stanley Black & Decker, Inc.	46,641	6,603,899
Teledyne Technologies, Inc. *	11,500	2,151,535
Terex Corp.	20,800	759,616
Textron, Inc.	83,906	5,213,919
The Boeing Co.	169,098	56,404,329
The Middleby Corp. *	17,400	2,189,616
The Timken Co.	19,544	835,506
The Toro Co.	30,400	1,775,056
TransDigm Group, Inc.	15,200	4,872,664
Trinity Industries, Inc.	44,200	1,408,654
United Rentals, Inc. *	26,767	4,015,050
United Technologies Corp.	225,057	27,040,599
Univar, Inc. *	33,042	910,638
USG Corp. *	24,400	981,612
Valmont Industries, Inc.	6,682	949,512
W.W. Grainger, Inc.	15,741	4,428,730
WABCO Holdings, Inc. *	15,900	2,050,941
Wabtec Corp.	27,100	2,406,751
Watsco, Inc.	8,626	1,444,165
Woodward, Inc.	17,300	1,244,562
Xylem, Inc.	53,400	3,892,860
		567,479,866

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.8%
Cintas Corp.	25,710	4,378,413
Copart, Inc. *	62,665	3,200,928
CoStar Group, Inc. *	10,900	3,996,594
Deluxe Corp.	14,500	993,830
Equifax, Inc.	37,300	4,179,465
Healthcare Services Group, Inc.	20,200	780,326
IHS Markit Ltd. *	107,607	5,286,732
KAR Auction Services, Inc.	44,400	2,308,356
ManpowerGroup, Inc.	21,591	2,066,690
Nielsen Holdings plc	99,100	3,116,695
Republic Services, Inc.	72,401	4,682,897
Robert Half International, Inc.	40,291	2,447,678
Rollins, Inc.	32,850	1,593,882
Stericycle, Inc. *	27,098	1,590,923
The Brink's Co.	14,100	1,040,580
The Dun & Bradstreet Corp.	10,925	1,259,762
TransUnion *	43,292	2,810,084
Verisk Analytics, Inc. *	47,800	5,088,310
Waste Management, Inc.	121,285	9,859,258
		60,681,403

Consumer Durables & Apparel 1.3%
Brunswick Corp.	26,300	1,574,844
Carter's, Inc.	15,600	1,564,992
Columbia Sportswear Co.	8,900	738,789
D.R. Horton, Inc.	107,597	4,749,332
Garmin Ltd.	34,648	2,032,798
Hanesbrands, Inc.	108,800	2,009,536
Hasbro, Inc.	34,225	3,014,880
Leggett & Platt, Inc.	39,744	1,611,619
Lennar Corp., Class A	80,510	4,258,174
lululemon Athletica, Inc. *	28,600	2,854,280
Mattel, Inc.	102,797	1,521,396
Michael Kors Holdings Ltd. *	45,447	3,109,484
Mohawk Industries, Inc. *	19,439	4,079,857
Newell Brands, Inc.	143,713	3,970,790
NIKE, Inc., Class B	397,312	27,172,168
NVR, Inc. *	1,098	3,403,800
Polaris Industries, Inc.	17,400	1,823,868
PulteGroup, Inc.	84,669	2,570,551
PVH Corp.	24,214	3,866,249
Ralph Lauren Corp.	16,795	1,844,931
Skechers U.S.A., Inc., Class A *	40,162	1,144,617
Tapestry, Inc.	87,430	4,701,111
Toll Brothers, Inc.	41,800	1,762,288
VF Corp.	100,528	8,129,699
Whirlpool Corp.	21,615	3,349,244
		96,859,297

Consumer Services 2.2%
Aramark	72,296	2,703,147
Boyd Gaming Corp.	22,500	747,225
Bright Horizons Family Solutions, Inc. *	14,400	1,366,272
Caesars Entertainment Corp. *	35,100	398,385
Carnival Corp.	127,060	8,012,404
Chipotle Mexican Grill, Inc. *	7,550	3,196,142
Choice Hotels International, Inc.	9,800	784,490
Churchill Downs, Inc.	3,100	851,260
Cracker Barrel Old Country Store, Inc. (a)	8,100	1,333,179
Darden Restaurants, Inc.	36,565	3,395,426
Domino's Pizza, Inc.	13,492	3,261,421
Dunkin' Brands Group, Inc.	26,000	1,584,960
Extended Stay America, Inc.	56,900	1,114,102
Grand Canyon Education, Inc. *	14,000	1,455,860

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
H&R Block, Inc.	65,228	1,803,554
Hilton Grand Vacations, Inc. *	18,000	774,000
Hilton Worldwide Holdings, Inc.	85,800	6,764,472
ILG, Inc.	32,000	1,092,160
Las Vegas Sands Corp.	113,205	8,301,323
Marriott International, Inc., Class A	93,121	12,727,778
Marriott Vacations Worldwide Corp.	6,300	772,443
McDonald's Corp.	242,189	40,552,126
MGM Resorts International	158,287	4,973,378
Norwegian Cruise Line Holdings Ltd. *	61,600	3,293,752
Royal Caribbean Cruises Ltd.	52,391	5,668,182
Scientific Games Corp., Class A *	15,800	842,140
Service Corp. International	60,000	2,190,600
ServiceMaster Global Holdings, Inc. *	41,700	2,110,020
Six Flags Entertainment Corp.	24,400	1,543,056
Starbucks Corp.	430,450	24,781,006
Texas Roadhouse, Inc.	19,700	1,262,376
The Wendy's Co.	60,900	1,019,466
Vail Resorts, Inc.	11,800	2,705,858
Weight Watchers International, Inc. *	8,300	581,415
Wyndham Worldwide Corp.	31,465	3,593,618
Wynn Resorts Ltd.	24,842	4,625,332
Yum! Brands, Inc.	103,427	9,008,492
		171,190,820

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	17,259	2,845,319
AGNC Investment Corp.	114,839	2,172,754
Ally Financial, Inc.	127,800	3,335,580
American Express Co.	221,477	21,870,854
Ameriprise Financial, Inc.	45,828	6,425,544
Annaly Capital Management, Inc.	346,200	3,590,094
Berkshire Hathaway, Inc., Class B *	585,856	113,497,883
BGC Partners, Inc., Class A	67,000	895,120
BlackRock, Inc.	37,902	19,765,893
Capital One Financial Corp.	148,653	13,470,935
Cboe Global Markets, Inc.	33,390	3,565,384
CME Group, Inc.	103,274	16,284,244
Credit Acceptance Corp. *	3,700	1,224,108
Discover Financial Services	110,404	7,866,285
E*TRADE Financial Corp. *	83,790	5,084,377
Eaton Vance Corp.	39,084	2,125,779
Evercore, Inc., Class A	11,200	1,134,000
FactSet Research Systems, Inc.	12,300	2,326,053
Franklin Resources, Inc.	101,677	3,420,414
Interactive Brokers Group, Inc., Class A	19,800	1,469,160
Intercontinental Exchange, Inc.	179,750	13,024,685
Invesco Ltd.	117,577	3,406,206
Janus Henderson Group plc	50,900	1,607,931
Lazard Ltd., Class A	36,599	1,991,718
Legg Mason, Inc.	28,214	1,120,096
Leucadia National Corp.	101,178	2,432,319
LPL Financial Holdings, Inc.	26,000	1,574,820
MarketAxess Holdings, Inc.	11,500	2,284,245
Moody's Corp.	51,326	8,325,077
Morgan Stanley	420,821	21,722,780
Morningstar, Inc.	4,800	521,184
MSCI, Inc.	28,050	4,202,731
Nasdaq, Inc.	36,337	3,209,284
Navient Corp.	77,500	1,027,650
New Residential Investment Corp.	104,800	1,831,904
Northern Trust Corp.	65,976	7,042,938
OneMain Holdings, Inc. *	21,400	660,190
Raymond James Financial, Inc.	39,649	3,558,498
S&P Global, Inc.	77,952	14,701,747
Santander Consumer USA Holdings, Inc.	28,200	520,290
SEI Investments Co.	42,148	2,665,018
Security	Number of Shares	Value ($)
SLM Corp. *	125,400	1,439,592
Starwood Property Trust, Inc.	70,800	1,483,968
State Street Corp.	114,250	11,399,865
Stifel Financial Corp.	19,682	1,147,067
Synchrony Financial	221,350	7,342,179
T. Rowe Price Group, Inc.	74,650	8,496,663
TD Ameritrade Holding Corp.	84,631	4,916,215
The Bank of New York Mellon Corp.	309,102	16,849,150
The Charles Schwab Corp. (b)	361,265	20,115,235
The Goldman Sachs Group, Inc.	106,832	25,461,271
Voya Financial, Inc.	52,430	2,744,710
		431,197,006

Energy 6.0%
Anadarko Petroleum Corp.	165,948	11,171,619
Andeavor	43,900	6,072,248
Antero Resources Corp. *	66,200	1,257,800
Apache Corp.	118,700	4,860,765
Baker Hughes, a GE Co.	131,106	4,734,238
Cabot Oil & Gas Corp.	145,596	3,481,200
Centennial Resource Development, Inc., Class A *	48,700	900,950
Cheniere Energy, Inc. *	62,900	3,658,264
Chesapeake Energy Corp. *(a)	285,259	847,219
Chevron Corp.	580,537	72,630,984
Cimarex Energy Co.	29,115	2,928,678
Concho Resources, Inc. *	45,200	7,105,892
ConocoPhillips	361,027	23,647,268
Continental Resources, Inc. *	25,800	1,704,348
Core Laboratories N.V.	13,300	1,628,585
Devon Energy Corp.	162,382	5,899,338
Diamondback Energy, Inc. *	30,800	3,956,260
Energen Corp. *	28,000	1,832,320
EOG Resources, Inc.	174,204	20,585,687
EQT Corp.	73,319	3,679,881
Exxon Mobil Corp.	1,289,041	100,222,938
Halliburton Co.	263,288	13,951,631
Helmerich & Payne, Inc.	31,392	2,183,313
Hess Corp.	84,123	4,794,170
HollyFrontier Corp.	55,100	3,344,019
Kinder Morgan, Inc.	579,917	9,174,287
Marathon Oil Corp.	267,696	4,885,452
Marathon Petroleum Corp.	146,190	10,951,093
Murphy Oil Corp.	49,944	1,503,814
National Oilwell Varco, Inc.	119,426	4,618,203
Newfield Exploration Co. *	63,666	1,897,247
Noble Energy, Inc.	147,622	4,994,052
Occidental Petroleum Corp.	233,016	18,002,816
ONEOK, Inc.	122,845	7,397,726
Parsley Energy, Inc., Class A *	73,000	2,192,190
Patterson-UTI Energy, Inc.	68,523	1,467,763
PBF Energy, Inc., Class A	31,000	1,188,230
PDC Energy, Inc. *	20,659	1,106,083
Peabody Energy Corp.	29,400	1,083,390
Phillips 66	129,900	14,459,169
Pioneer Natural Resources Co.	52,911	10,664,212
Range Resources Corp.	63,528	879,863
RPC, Inc. (a)	17,600	316,976
RSP Permian, Inc. *	37,133	1,842,168
Schlumberger Ltd.	419,605	28,768,119
Targa Resources Corp.	66,100	3,104,717
TechnipFMC plc	137,968	4,547,425
The Williams Cos., Inc.	256,621	6,602,858
Transocean Ltd. *	129,100	1,596,967
Valero Energy Corp.	133,462	14,804,940

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	900,635
WPX Energy, Inc. *	127,400	2,177,266
		468,207,276

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	10,600	1,023,960
Costco Wholesale Corp.	133,059	26,233,912
Sysco Corp.	147,730	9,239,034
The Kroger Co.	271,026	6,827,145
U.S. Foods Holding Corp. *	41,100	1,404,798
Walgreens Boots Alliance, Inc.	261,869	17,401,195
Walmart, Inc.	443,206	39,206,003
		101,336,047

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	576,305	32,336,474
Archer-Daniels-Midland Co.	175,605	7,968,955
Brown-Forman Corp., Class B	77,950	4,368,318
Bunge Ltd.	42,592	3,076,420
Campbell Soup Co.	56,658	2,310,513
ConAgra Brands, Inc.	127,197	4,715,193
Constellation Brands, Inc., Class A	53,232	12,409,976
Dr Pepper Snapple Group, Inc.	55,420	6,648,183
Flowers Foods, Inc.	56,925	1,287,074
General Mills, Inc.	173,402	7,584,604
Hormel Foods Corp.	81,188	2,943,065
Ingredion, Inc.	21,800	2,639,762
Kellogg Co.	75,931	4,472,336
Lamb Weston Holdings, Inc.	45,365	2,963,242
McCormick & Co., Inc. - Non Voting Shares	36,354	3,832,075
Molson Coors Brewing Co., Class B	58,272	4,151,297
Mondelez International, Inc., Class A	451,735	17,843,533
Monster Beverage Corp. *	127,600	7,018,000
National Beverage Corp.	3,200	282,752
PepsiCo, Inc.	431,546	43,560,253
Philip Morris International, Inc.	471,965	38,701,130
Pilgrim's Pride Corp. *	15,000	324,000
Pinnacle Foods, Inc.	35,000	2,114,000
Post Holdings, Inc. *	19,300	1,535,701
Seaboard Corp.	105	420,740
The Coca-Cola Co.	1,165,442	50,358,749
The Hain Celestial Group, Inc. *	30,700	894,291
The Hershey Co.	44,364	4,078,826
The JM Smucker Co.	36,001	4,106,994
The Kraft Heinz Co.	179,800	10,137,124
Tyson Foods, Inc., Class A	89,659	6,285,096
		291,368,676

Health Care Equipment & Services 5.9%
Abbott Laboratories	527,301	30,652,007
ABIOMED, Inc. *	12,700	3,822,065
Aetna, Inc.	98,634	17,660,418
Align Technology, Inc. *	22,228	5,553,666
AmerisourceBergen Corp.	49,820	4,512,696
Anthem, Inc.	77,857	18,373,473
athenahealth, Inc. *	12,000	1,469,640
Baxter International, Inc.	155,625	10,815,938
Becton, Dickinson & Co.	80,728	18,718,401
Boston Scientific Corp. *	417,307	11,985,057
Cantel Medical Corp.	11,700	1,311,219
Cardinal Health, Inc.	96,410	6,186,630
Centene Corp. *	54,276	5,893,288
Cerner Corp. *	94,504	5,504,858
Chemed Corp.	4,500	1,386,990
Security	Number of Shares	Value ($)
Cigna Corp.	75,015	12,889,077
CVS Health Corp.	307,307	21,459,248
Danaher Corp.	186,970	18,756,830
DaVita, Inc. *	45,150	2,834,969
DENTSPLY SIRONA, Inc.	72,790	3,664,249
DexCom, Inc. *	26,400	1,931,952
Edwards Lifesciences Corp. *	65,384	8,327,306
Encompass Health Corp.	29,162	1,773,633
Envision Healthcare Corp. *	37,400	1,390,158
Express Scripts Holding Co. *	171,750	13,001,475
HCA Healthcare, Inc.	86,258	8,258,341
Henry Schein, Inc. *	47,338	3,597,688
Hill-Rom Holdings, Inc.	19,400	1,665,102
Hologic, Inc. *	82,070	3,183,495
Humana, Inc.	42,495	12,501,179
ICU Medical, Inc. *	4,400	1,107,480
IDEXX Laboratories, Inc. *	27,172	5,284,682
Insulet Corp. *	16,900	1,453,400
Integra LifeSciences Holdings Corp. *	19,000	1,170,970
Intuitive Surgical, Inc. *	34,082	15,022,664
Laboratory Corp. of America Holdings *	30,368	5,185,336
LivaNova plc *	13,200	1,171,896
Masimo Corp. *	15,300	1,372,869
McKesson Corp.	63,270	9,883,407
Medidata Solutions, Inc. *	17,200	1,227,392
MEDNAX, Inc. *	28,208	1,295,029
Medtronic plc	411,522	32,975,258
Molina Healthcare, Inc. *	13,900	1,157,175
Patterson Cos., Inc.	22,600	526,128
Quest Diagnostics, Inc.	42,747	4,325,996
ResMed, Inc.	43,716	4,137,282
STERIS plc	24,600	2,325,192
Stryker Corp.	98,654	16,713,961
Teleflex, Inc.	13,846	3,709,066
The Cooper Cos., Inc.	14,400	3,293,424
UnitedHealth Group, Inc.	294,026	69,507,746
Universal Health Services, Inc., Class B	26,874	3,069,011
Varian Medical Systems, Inc. *	29,771	3,441,230
Veeva Systems, Inc., Class A *	35,500	2,489,615
WellCare Health Plans, Inc. *	14,100	2,892,756
West Pharmaceutical Services, Inc.	22,500	1,984,725
Zimmer Biomet Holdings, Inc.	61,212	7,049,786
		462,854,524

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	77,888	3,598,426
Colgate-Palmolive Co.	268,542	17,516,995
Coty, Inc., Class A	142,141	2,466,146
Energizer Holdings, Inc.	18,100	1,038,216
Herbalife Nutrition Ltd. *	18,900	1,998,297
HRG Group, Inc. *	41,900	470,956
Kimberly-Clark Corp.	105,308	10,903,590
Nu Skin Enterprises, Inc., Class A	14,000	996,100
Spectrum Brands Holdings, Inc.	8,200	591,220
The Clorox Co.	40,425	4,737,810
The Estee Lauder Cos., Inc., Class A	69,070	10,228,576
The Procter & Gamble Co.	769,263	55,648,486
		110,194,818

Insurance 2.8%
Aflac, Inc.	236,460	10,775,482
Alleghany Corp.	4,886	2,807,838
American Financial Group, Inc.	21,805	2,468,762
American International Group, Inc.	273,423	15,311,688
Aon plc	75,029	10,689,382
Arch Capital Group Ltd. *	38,800	3,109,044

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	57,220	4,004,828
Assurant, Inc.	15,992	1,484,377
Assured Guaranty Ltd.	35,300	1,281,037
Athene Holding Ltd., Class A *	38,400	1,881,600
Axis Capital Holdings Ltd.	25,662	1,506,359
Brighthouse Financial, Inc. *	30,876	1,567,883
Brown & Brown, Inc.	78,952	2,149,863
Chubb Ltd.	139,826	18,970,193
Cincinnati Financial Corp.	48,417	3,405,652
CNA Financial Corp.	9,150	461,709
CNO Financial Group, Inc.	43,000	921,920
Erie Indemnity Co., Class A	6,285	733,899
Everest Re Group Ltd.	12,720	2,959,562
First American Financial Corp.	29,794	1,522,771
FNF Group	84,969	3,129,408
Lincoln National Corp.	68,459	4,835,944
Loews Corp.	82,358	4,320,501
Markel Corp. *	4,447	5,025,288
Marsh & McLennan Cos., Inc.	153,420	12,503,730
MetLife, Inc.	317,580	15,139,039
Old Republic International Corp.	70,509	1,438,384
Primerica, Inc.	12,000	1,161,000
Principal Financial Group, Inc.	84,130	4,982,179
Prudential Financial, Inc.	129,538	13,772,480
Reinsurance Group of America, Inc.	19,510	2,914,794
RenaissanceRe Holdings Ltd.	12,107	1,647,036
The Allstate Corp.	107,098	10,476,326
The Hanover Insurance Group, Inc.	10,900	1,251,865
The Hartford Financial Services Group, Inc.	110,941	5,973,063
The Progressive Corp.	176,563	10,644,983
The Travelers Cos., Inc.	83,738	11,019,921
Torchmark Corp.	33,597	2,914,204
Unum Group	69,546	3,364,636
Validus Holdings Ltd.	25,509	1,728,745
W. R. Berkley Corp.	32,225	2,402,696
Willis Towers Watson plc	38,766	5,757,139
XL Group Ltd.	76,767	4,267,478
		218,684,688

Materials 3.1%
Air Products & Chemicals, Inc.	65,964	10,705,298
Albemarle Corp.	34,103	3,306,627
Alcoa Corp. *	51,980	2,661,376
AptarGroup, Inc.	18,200	1,701,700
Ashland Global Holdings, Inc.	20,300	1,343,454
Avery Dennison Corp.	26,560	2,783,754
Axalta Coating Systems Ltd. *	65,300	2,017,770
Ball Corp.	103,052	4,131,355
Bemis Co., Inc.	28,149	1,218,007
Berry Global Group, Inc. *	36,100	1,985,500
Cabot Corp.	17,839	996,486
Celanese Corp., Series A	42,243	4,590,547
CF Industries Holdings, Inc.	70,560	2,737,728
Crown Holdings, Inc. *	42,675	2,126,922
DowDuPont, Inc.	710,241	44,915,641
Eagle Materials, Inc.	14,650	1,449,764
Eastman Chemical Co.	45,762	4,671,385
Ecolab, Inc.	81,092	11,739,689
FMC Corp.	41,104	3,277,222
Freeport-McMoRan, Inc.	406,857	6,188,295
Graphic Packaging Holding Co.	104,500	1,494,350
Huntsman Corp.	61,800	1,839,786
International Flavors & Fragrances, Inc.	24,408	3,447,874
International Paper Co.	126,807	6,538,169
Louisiana-Pacific Corp.	39,900	1,130,367
LyondellBasell Industries N.V., Class A	97,863	10,347,055
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	19,524	3,802,689
Monsanto Co.	133,267	16,707,684
NewMarket Corp.	2,800	1,062,740
Newmont Mining Corp.	162,928	6,401,441
Nucor Corp.	96,876	5,969,499
Olin Corp.	48,800	1,473,272
Owens-Illinois, Inc. *	44,900	912,817
Packaging Corp. of America	29,030	3,358,481
PPG Industries, Inc.	79,812	8,450,495
Praxair, Inc.	86,728	13,227,754
Reliance Steel & Aluminum Co.	21,222	1,865,838
Royal Gold, Inc.	20,400	1,811,520
RPM International, Inc.	44,600	2,154,180
Sealed Air Corp.	54,202	2,376,758
Sonoco Products Co.	33,970	1,744,699
Steel Dynamics, Inc.	74,400	3,333,864
The Chemours Co.	55,300	2,677,073
The Mosaic Co.	104,766	2,823,444
The Scotts Miracle-Gro Co.	13,268	1,108,939
The Sherwin-Williams Co.	24,865	9,141,866
United States Steel Corp.	54,100	1,830,203
Valvoline, Inc.	55,730	1,130,204
Vulcan Materials Co.	40,825	4,559,744
W.R. Grace & Co.	21,500	1,471,460
Westlake Chemical Corp.	12,100	1,294,337
WestRock Co.	77,542	4,587,385
		244,624,507

Media 2.5%
Altice USA, Inc., Class A *(a)	20,700	370,530
Cable One, Inc.	1,200	762,144
CBS Corp., Class B - Non Voting Shares	107,668	5,297,266
Charter Communications, Inc., Class A *	57,088	15,487,404
Cinemark Holdings, Inc.	34,600	1,355,282
Comcast Corp., Class A	1,412,855	44,349,518
Discovery, Inc., Class A *	46,200	1,092,630
Discovery, Inc., Class C *	89,704	1,993,223
DISH Network Corp., Class A *	67,372	2,260,331
GCI Liberty, Inc., Class A *	26,808	1,195,637
Liberty Broadband Corp., Class C *	45,400	3,218,406
Liberty Global plc, Class A *	70,141	2,114,050
Liberty Global plc, Class C *	179,872	5,234,275
Liberty Media Corp. - Liberty Formula One, Class C *	61,800	1,824,336
Liberty Media Corp. - Liberty SiriusXM, Class A *	27,646	1,154,773
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,300	2,178,818
Lions Gate Entertainment Corp., Class B	32,300	743,546
Live Nation Entertainment, Inc. *	42,800	1,689,316
News Corp., Class A	118,782	1,898,136
Nexstar Media Group, Inc., Class A	13,600	846,600
Omnicom Group, Inc.	69,688	5,133,218
Sirius XM Holdings, Inc. (a)	455,600	2,883,948
The Interpublic Group of Cos., Inc.	120,464	2,841,746
The Madison Square Garden Co., Class A *	5,641	1,370,876
The Walt Disney Co.	456,340	45,784,592
Time Warner, Inc.	237,680	22,532,064
Tribune Media Co., Class A	19,500	736,905
Twenty-First Century Fox, Inc., Class A	327,366	11,968,501
Twenty-First Century Fox, Inc., Class B	129,572	4,673,662
Viacom, Inc., Class B	106,546	3,213,427
		196,205,160

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	485,775	46,901,576
Agilent Technologies, Inc.	99,131	6,516,872
Akorn, Inc. *	24,100	347,763
Alexion Pharmaceuticals, Inc. *	68,104	8,011,074
Alkermes plc *	47,300	2,093,971
Allergan plc	100,877	15,499,751
Alnylam Pharmaceuticals, Inc. *	24,800	2,344,344
Amgen, Inc.	207,674	36,234,960
Bio-Rad Laboratories, Inc., Class A *	6,100	1,547,631
Bio-Techne Corp.	12,563	1,895,882
Biogen, Inc. *	64,699	17,701,647
BioMarin Pharmaceutical, Inc. *	53,900	4,501,189
Bluebird Bio, Inc. *	15,300	2,603,295
Bristol-Myers Squibb Co.	496,339	25,874,152
Bruker Corp.	33,900	1,001,067
Catalent, Inc. *	39,000	1,603,290
Celgene Corp. *	230,040	20,036,484
Charles River Laboratories International, Inc. *	14,400	1,500,336
Eli Lilly & Co.	293,504	23,794,369
Exact Sciences Corp. *	36,200	1,810,362
Exelixis, Inc. *	86,500	1,800,930
FibroGen, Inc. *	22,900	1,040,805
Gilead Sciences, Inc.	400,464	28,925,515
Illumina, Inc. *	45,000	10,841,850
Incyte Corp. *	53,300	3,301,402
Ionis Pharmaceuticals, Inc. *	37,900	1,630,837
IQVIA Holdings, Inc. *	45,446	4,351,909
Jazz Pharmaceuticals plc *	19,200	2,919,168
Johnson & Johnson	816,925	103,332,843
Merck & Co., Inc.	824,518	48,539,375
Mettler-Toledo International, Inc. *	7,653	4,285,144
Mylan N.V. *	158,300	6,135,708
Nektar Therapeutics *	49,100	4,107,706
Neurocrine Biosciences, Inc. *	26,700	2,164,836
PerkinElmer, Inc.	32,300	2,369,528
Perrigo Co., plc	40,500	3,164,670
Pfizer, Inc.	1,809,607	66,249,712
PRA Health Sciences, Inc. *	14,500	1,191,465
Regeneron Pharmaceuticals, Inc. *	23,400	7,106,112
Sage Therapeutics, Inc. *	13,900	2,000,488
Sarepta Therapeutics, Inc. *	18,200	1,389,752
Seattle Genetics, Inc. *	32,100	1,643,199
Syneos Health, Inc. *	15,700	598,170
Thermo Fisher Scientific, Inc.	121,998	25,662,279
United Therapeutics Corp. *	13,000	1,431,430
Vertex Pharmaceuticals, Inc. *	77,612	11,887,054
Waters Corp. *	24,100	4,540,681
Zoetis, Inc.	148,273	12,377,830
		586,810,413

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	29,200	3,637,444
American Campus Communities, Inc.	44,400	1,736,484
American Homes 4 Rent, Class A	73,400	1,482,680
American Tower Corp.	133,989	18,270,740
Apartment Investment & Management Co., Class A	49,418	2,006,371
Apple Hospitality REIT, Inc.	73,000	1,313,270
AvalonBay Communities, Inc.	41,849	6,821,387
Boston Properties, Inc.	47,905	5,816,146
Brixmor Property Group, Inc.	101,300	1,508,357
Camden Property Trust	26,864	2,294,186
CBRE Group, Inc., Class A *	95,311	4,318,541
Colony NorthStar, Inc., Class A	170,200	1,039,922
Security	Number of Shares	Value ($)
CoreSite Realty Corp.	10,300	1,072,230
Cousins Properties, Inc.	115,700	1,028,573
Crown Castle International Corp.	125,827	12,692,169
CubeSmart	54,500	1,604,480
CyrusOne, Inc.	29,700	1,591,623
DCT Industrial Trust, Inc.	27,600	1,809,732
Digital Realty Trust, Inc.	63,907	6,754,331
Douglas Emmett, Inc.	47,600	1,774,052
Duke Realty Corp.	104,537	2,832,953
EPR Properties	17,000	935,340
Equinix, Inc.	24,162	10,167,128
Equity Commonwealth *	40,300	1,248,897
Equity LifeStyle Properties, Inc.	25,100	2,237,916
Equity Residential	111,372	6,872,766
Essex Property Trust, Inc.	20,929	5,016,472
Extra Space Storage, Inc.	40,600	3,637,354
Federal Realty Investment Trust	21,596	2,501,897
First Industrial Realty Trust, Inc.	37,400	1,163,514
Forest City Realty Trust, Inc., Class A	85,300	1,711,118
Gaming & Leisure Properties, Inc.	59,100	2,025,357
GGP, Inc.	193,400	3,866,066
Gramercy Property Trust	46,833	1,100,576
HCP, Inc.	144,480	3,375,053
Healthcare Realty Trust, Inc.	43,600	1,213,388
Healthcare Trust of America, Inc., Class A	60,500	1,511,895
Highwoods Properties, Inc.	31,600	1,391,032
Hospitality Properties Trust	52,081	1,295,775
Host Hotels & Resorts, Inc.	233,639	4,569,979
Hudson Pacific Properties, Inc.	44,412	1,459,822
Invitation Homes, Inc.	83,700	1,936,818
Iron Mountain, Inc.	84,366	2,863,382
JBG SMITH Properties	27,167	1,001,647
Jones Lang LaSalle, Inc.	13,500	2,288,385
Kilroy Realty Corp.	27,700	1,985,259
Kimco Realty Corp.	126,531	1,835,965
Lamar Advertising Co., Class A	26,170	1,667,291
Liberty Property Trust	46,304	1,936,433
Life Storage, Inc.	14,900	1,317,756
Medical Properties Trust, Inc.	104,300	1,332,954
Mid-America Apartment Communities, Inc.	35,970	3,289,816
National Retail Properties, Inc.	43,000	1,635,720
Omega Healthcare Investors, Inc. (a)	63,500	1,649,730
Paramount Group, Inc.	48,500	695,975
Park Hotels & Resorts, Inc.	45,447	1,307,965
Prologis, Inc.	162,080	10,520,613
Public Storage	46,709	9,424,942
Rayonier, Inc.	37,700	1,402,063
Realogy Holdings Corp.	40,200	997,362
Realty Income Corp.	86,400	4,364,064
Regency Centers Corp.	44,442	2,615,412
RLJ Lodging Trust	51,500	1,069,655
Ryman Hospitality Properties, Inc.	15,500	1,214,890
SBA Communications Corp. *	35,900	5,752,257
Senior Housing Properties Trust	72,168	1,123,656
Simon Property Group, Inc.	94,250	14,735,045
SL Green Realty Corp.	29,951	2,927,411
Spirit Realty Capital, Inc.	157,000	1,263,850
STORE Capital Corp.	57,000	1,438,110
Sun Communities, Inc.	23,200	2,177,320
Sunstone Hotel Investors, Inc.	64,700	1,009,320
Taubman Centers, Inc.	19,800	1,108,404
The Howard Hughes Corp. *	11,500	1,555,950
The Macerich Co.	33,315	1,919,610
UDR, Inc.	85,262	3,082,221
Ventas, Inc.	107,029	5,503,431
VEREIT, Inc.	298,200	2,027,760
Vornado Realty Trust	54,334	3,696,342

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weingarten Realty Investors	43,602	1,197,747
Welltower, Inc.	111,421	5,954,338
Weyerhaeuser Co.	228,526	8,405,186
WP Carey, Inc.	36,300	2,317,755
		264,256,826

Retailing 6.2%
Advance Auto Parts, Inc.	22,622	2,589,088
Amazon.com, Inc. *	122,491	191,836,830
AutoNation, Inc. *	17,606	813,221
AutoZone, Inc. *	8,347	5,212,868
Best Buy Co., Inc.	77,681	5,944,927
Booking Holdings, Inc. *	14,846	32,334,588
Burlington Stores, Inc. *	20,153	2,737,785
CarMax, Inc. *	55,293	3,455,813
Dollar General Corp.	80,190	7,740,741
Dollar Tree, Inc. *	71,418	6,848,272
Expedia Group, Inc.	36,404	4,191,557
Five Below, Inc. *	14,900	1,052,089
Floor & Decor Holdings, Inc., Class A *	8,800	489,192
Foot Locker, Inc.	37,609	1,620,196
Genuine Parts Co.	45,830	4,047,706
Kohl's Corp.	53,265	3,308,822
L Brands, Inc.	74,623	2,605,089
LKQ Corp. *	99,600	3,089,592
Lowe's Cos., Inc.	251,836	20,758,841
Macy's, Inc.	93,676	2,910,513
Netflix, Inc. *	132,300	41,338,458
Nordstrom, Inc.	35,597	1,799,784
O'Reilly Automotive, Inc. *	25,754	6,594,827
Penske Automotive Group, Inc.	12,700	572,770
Pool Corp.	11,800	1,637,958
Qurate Retail Group, Inc. QVC Group, Class A *	144,557	3,384,079
Ross Stores, Inc.	118,930	9,615,491
Target Corp.	163,923	11,900,810
The Gap, Inc.	68,455	2,001,624
The Home Depot, Inc.	354,835	65,573,508
The Michaels Cos., Inc. *	29,094	541,730
The TJX Cos., Inc.	194,308	16,487,034
Tiffany & Co.	30,698	3,156,675
Tractor Supply Co.	38,300	2,604,400
TripAdvisor, Inc. *	33,400	1,249,828
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,832	4,474,227
Urban Outfitters, Inc. *	21,100	849,697
Wayfair, Inc., Class A *	12,500	778,750
Williams-Sonoma, Inc. (a)	25,300	1,209,340
		479,358,720

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	249,700	2,716,736
Analog Devices, Inc.	113,653	9,927,590
Applied Materials, Inc.	323,049	16,045,844
Broadcom, Inc.	124,870	28,647,675
Cavium, Inc. *	21,700	1,627,717
Cypress Semiconductor Corp.	105,500	1,538,190
Entegris, Inc.	43,200	1,391,040
First Solar, Inc. *	24,700	1,751,477
Integrated Device Technology, Inc. *	42,900	1,193,907
Intel Corp.	1,426,012	73,610,739
KLA-Tencor Corp.	47,638	4,846,690
Lam Research Corp.	49,419	9,145,480
Marvell Technology Group Ltd.	129,362	2,595,002
Maxim Integrated Products, Inc.	87,900	4,790,550
Microchip Technology, Inc.	70,248	5,876,948
Micron Technology, Inc. *	351,259	16,150,889
Security	Number of Shares	Value ($)
Microsemi Corp. *	35,700	2,309,433
MKS Instruments, Inc.	16,800	1,720,320
Monolithic Power Systems, Inc.	11,134	1,303,791
NVIDIA Corp.	184,499	41,493,825
ON Semiconductor Corp. *	126,800	2,799,744
Qorvo, Inc. *	38,200	2,574,680
QUALCOMM, Inc.	451,845	23,048,614
Silicon Laboratories, Inc. *	12,500	1,161,250
Skyworks Solutions, Inc.	56,800	4,927,968
Teradyne, Inc.	62,600	2,037,630
Texas Instruments, Inc.	299,497	30,377,981
Universal Display Corp.	12,500	1,100,625
Versum Materials, Inc.	32,300	1,136,314
Xilinx, Inc.	78,605	5,049,585
		302,898,234

Software & Services 14.9%
2U, Inc. *	15,600	1,255,644
Accenture plc, Class A	189,180	28,604,016
Activision Blizzard, Inc.	232,238	15,408,991
Adobe Systems, Inc. *	150,522	33,355,675
Akamai Technologies, Inc. *	53,209	3,812,425
Alliance Data Systems Corp.	14,871	3,019,557
Alphabet, Inc., Class A *	90,774	92,460,581
Alphabet, Inc., Class C *	92,832	94,440,779
Amdocs Ltd.	46,200	3,106,950
ANSYS, Inc. *	26,700	4,316,322
Aspen Technology, Inc. *	24,400	2,141,100
Autodesk, Inc. *	66,472	8,368,825
Automatic Data Processing, Inc.	136,705	16,142,126
Black Knight, Inc. *	34,300	1,668,695
Blackbaud, Inc.	14,300	1,500,928
Booz Allen Hamilton Holding Corp.	41,700	1,652,571
Broadridge Financial Solutions, Inc.	36,400	3,902,444
CA, Inc.	88,681	3,086,099
Cadence Design Systems, Inc. *	89,487	3,584,849
CDK Global, Inc.	40,000	2,609,600
Citrix Systems, Inc. *	41,600	4,281,056
Cognizant Technology Solutions Corp., Class A	179,832	14,713,854
CoreLogic, Inc. *	22,100	1,093,950
Dell Technologies, Inc., Class V *	59,700	4,284,669
DXC Technology Co.	88,604	9,131,528
eBay, Inc. *	290,287	10,996,072
Electronic Arts, Inc. *	94,231	11,117,373
EPAM Systems, Inc. *	14,200	1,623,770
Euronet Worldwide, Inc. *	14,585	1,139,234
Facebook, Inc., Class A *	730,052	125,568,944
Fair Isaac Corp. *	9,300	1,610,574
Fidelity National Information Services, Inc.	101,022	9,594,059
First Data Corp., Class A *	129,312	2,340,547
Fiserv, Inc. *	128,420	9,099,841
FleetCor Technologies, Inc. *	28,049	5,813,997
Fortinet, Inc. *	44,600	2,469,056
Gartner, Inc. *	26,400	3,202,056
Genpact Ltd.	44,550	1,420,700
Global Payments, Inc.	47,099	5,324,542
GoDaddy, Inc., Class A *	31,600	2,040,096
GrubHub, Inc. *	26,800	2,710,552
Guidewire Software, Inc. *	22,100	1,870,102
IAC/InterActiveCorp *	24,130	3,912,438
International Business Machines Corp.	260,288	37,731,348
Intuit, Inc.	75,082	13,874,403
j2 Global, Inc.	13,900	1,103,382
Jack Henry & Associates, Inc.	24,200	2,891,416
Leidos Holdings, Inc.	40,981	2,632,210
LogMeIn, Inc.	16,000	1,763,200

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	19,200	826,752
MasterCard, Inc., Class A	281,129	50,116,867
MAXIMUS, Inc.	17,800	1,203,814
Microsoft Corp.	2,345,844	219,383,331
Nuance Communications, Inc. *	79,700	1,173,184
Nutanix, Inc., Class A *	17,100	865,089
Oracle Corp.	923,759	42,188,074
Paychex, Inc.	98,328	5,955,727
Paycom Software, Inc. *	13,400	1,530,414
PayPal Holdings, Inc. *	343,170	25,603,914
Pegasystems, Inc.	9,700	592,185
Proofpoint, Inc. *	15,000	1,769,100
PTC, Inc. *	36,900	3,038,715
RealPage, Inc. *	16,600	888,100
Red Hat, Inc. *	55,383	9,030,752
Sabre Corp.	62,900	1,298,256
salesforce.com, Inc. *	209,440	25,340,146
ServiceNow, Inc. *	52,200	8,672,508
Snap, Inc., Class A *	69,200	991,636
Splunk, Inc. *	42,600	4,372,890
Square, Inc., Class A *	80,700	3,820,338
SS&C Technologies Holdings, Inc.	51,300	2,547,045
Symantec Corp.	189,489	5,265,899
Synopsys, Inc. *	47,300	4,044,623
Tableau Software, Inc., Class A *	19,000	1,615,950
Take-Two Interactive Software, Inc. *	34,900	3,479,879
Teradata Corp. *	35,844	1,466,736
The Ultimate Software Group, Inc. *	8,900	2,135,288
The Western Union Co.	149,359	2,949,840
Total System Services, Inc.	52,600	4,421,556
Twitter, Inc. *	198,700	6,022,597
Tyler Technologies, Inc. *	10,200	2,232,984
VeriSign, Inc. *	26,805	3,147,443
Visa, Inc., Class A	548,100	69,542,928
VMware, Inc., Class A *	21,400	2,851,764
WEX, Inc. *	13,100	2,121,152
Workday, Inc., Class A *	41,300	5,155,892
Worldpay, Inc., Class A *	91,300	7,415,386
Yelp, Inc. *	23,500	1,053,975
Zendesk, Inc. *	29,800	1,452,750
Zillow Group, Inc., Class C *	32,500	1,575,925
		1,158,954,550

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	92,240	7,721,410
Apple, Inc.	1,549,474	256,066,073
Arista Networks, Inc. *	13,800	3,650,790
ARRIS International plc *	55,100	1,487,700
Arrow Electronics, Inc. *	28,800	2,152,512
Avnet, Inc.	39,046	1,531,775
CDW Corp.	45,100	3,215,179
Cisco Systems, Inc.	1,472,215	65,204,402
Cognex Corp.	53,400	2,469,750
Coherent, Inc. *	7,300	1,228,006
CommScope Holding Co., Inc. *	59,700	2,281,734
Corning, Inc.	269,363	7,278,188
Dolby Laboratories, Inc., Class A	17,300	1,034,886
F5 Networks, Inc. *	19,773	3,224,779
FLIR Systems, Inc.	40,600	2,174,130
Hewlett Packard Enterprise Co.	479,231	8,170,889
HP, Inc.	499,968	10,744,312
IPG Photonics Corp. *	11,900	2,535,057
Jabil, Inc.	56,300	1,497,580
Juniper Networks, Inc.	106,394	2,616,228
Keysight Technologies, Inc. *	55,600	2,873,408
Littelfuse, Inc.	6,900	1,289,748
Motorola Solutions, Inc.	49,912	5,481,835
Security	Number of Shares	Value ($)
National Instruments Corp.	31,200	1,275,768
NCR Corp. *	35,344	1,087,535
NetApp, Inc.	82,700	5,506,166
Palo Alto Networks, Inc. *	27,300	5,255,523
Seagate Technology plc	88,237	5,108,040
SYNNEX Corp.	9,300	931,581
TE Connectivity Ltd.	108,600	9,964,050
Tech Data Corp. *	9,000	686,250
Trimble, Inc. *	74,000	2,560,400
Ubiquiti Networks, Inc. *(a)	7,600	541,576
ViaSat, Inc. *	15,500	991,690
Western Digital Corp.	91,093	7,177,218
Xerox Corp.	66,861	2,102,778
Zebra Technologies Corp., Class A *	16,500	2,224,695
		441,343,641

Telecommunication Services 1.8%
AT&T, Inc.	1,870,456	61,163,911
CenturyLink, Inc.	296,111	5,501,743
Sprint Corp. *	200,000	1,122,000
T-Mobile US, Inc. *	90,900	5,500,359
Verizon Communications, Inc.	1,256,495	62,008,028
Zayo Group Holdings, Inc. *	58,700	2,130,810
		137,426,851

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,519,284
AMERCO	2,000	675,040
American Airlines Group, Inc.	128,860	5,531,960
C.H. Robinson Worldwide, Inc.	43,348	3,989,316
CSX Corp.	270,781	16,081,684
Delta Air Lines, Inc.	201,230	10,508,231
Expeditors International of Washington, Inc.	55,098	3,518,558
FedEx Corp.	74,563	18,431,974
Genesee & Wyoming, Inc., Class A *	16,600	1,181,920
JB Hunt Transport Services, Inc.	26,491	3,110,838
JetBlue Airways Corp. *	95,500	1,832,645
Kansas City Southern	33,100	3,529,453
Kirby Corp. *	15,900	1,356,270
Knight-Swift Transportation Holdings, Inc.	37,400	1,458,974
Landstar System, Inc.	12,240	1,244,196
Macquarie Infrastructure Corp.	23,100	875,490
Norfolk Southern Corp.	88,286	12,666,392
Old Dominion Freight Line, Inc.	20,200	2,703,972
Ryder System, Inc.	16,964	1,143,883
Southwest Airlines Co.	164,017	8,665,018
Union Pacific Corp.	239,024	31,940,777
United Continental Holdings, Inc. *	74,148	5,007,956
United Parcel Service, Inc., Class B	208,635	23,680,072
XPO Logistics, Inc. *	29,750	2,890,510
		164,544,413

Utilities 3.0%
AES Corp.	196,502	2,405,184
Allete, Inc.	14,900	1,138,509
Alliant Energy Corp.	74,800	3,212,660
Ameren Corp.	78,585	4,606,653
American Electric Power Co., Inc.	153,071	10,711,909
American Water Works Co., Inc.	54,500	4,718,610
Aqua America, Inc.	58,917	2,070,933
Atmos Energy Corp.	30,718	2,669,087
Avangrid, Inc.	15,500	817,005
CenterPoint Energy, Inc.	133,911	3,391,966
CMS Energy Corp.	85,733	4,045,740

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	93,023	7,453,933
Dominion Energy, Inc.	195,317	13,000,299
DTE Energy Co.	55,897	5,891,544
Duke Energy Corp.	213,295	17,097,727
Edison International	99,454	6,516,226
Entergy Corp.	57,362	4,680,166
Eversource Energy	95,112	5,730,498
Exelon Corp.	294,119	11,670,642
FirstEnergy Corp.	138,791	4,774,410
Great Plains Energy, Inc.	64,500	2,111,085
Hawaiian Electric Industries, Inc.	31,000	1,075,390
IDACORP, Inc.	16,910	1,572,630
MDU Resources Group, Inc.	64,217	1,808,993
National Fuel Gas Co.	28,047	1,440,213
NextEra Energy, Inc.	143,208	23,473,223
NiSource, Inc.	95,880	2,338,513
NRG Energy, Inc.	94,700	2,935,700
OGE Energy Corp.	66,760	2,194,401
ONE Gas, Inc.	16,000	1,115,520
PG&E Corp.	158,237	7,294,726
Pinnacle West Capital Corp.	32,687	2,631,303
Portland General Electric Co.	27,200	1,155,456
PPL Corp.	211,761	6,162,245
Public Service Enterprise Group, Inc.	152,372	7,946,200
SCANA Corp.	44,531	1,637,405
Sempra Energy	76,514	8,554,265
Southwest Gas Holdings, Inc.	14,200	1,036,458
The Southern Co.	306,618	14,141,222
UGI Corp.	50,172	2,427,823
Vectren Corp.	22,800	1,602,156
Vistra Energy Corp. *	84,800	1,937,680
WEC Energy Group, Inc.	96,477	6,201,542
Westar Energy, Inc.	42,300	2,291,814
WGL Holdings, Inc.	15,200	1,293,520
Xcel Energy, Inc.	150,409	7,045,158
		230,028,342
Total Common Stock
(Cost $2,046,996,854)		7,762,886,338

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (c)	17,554,578	17,554,578

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	16,590,817	16,590,817
Total Other Investment Companies
(Cost $34,145,395)		34,145,395

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	192	25,411,200	(626,546)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,207,105.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	175,350	2,689,870
Cooper Tire & Rubber Co.	93,799	2,293,386
Cooper-Standard Holding, Inc. *	31,000	3,837,800
Dana, Inc.	260,829	6,189,472
Dorman Products, Inc. *	48,800	3,135,888
Fox Factory Holding Corp. *	61,900	2,058,175
Gentherm, Inc. *	63,900	2,159,820
Horizon Global Corp. *	44,200	330,174
LCI Industries	43,400	4,136,020
Modine Manufacturing Co. *	85,000	1,462,000
Motorcar Parts of America, Inc. *	34,800	662,592
Shiloh Industries, Inc. *	25,500	211,905
Standard Motor Products, Inc.	39,600	1,795,860
Stoneridge, Inc. *	47,600	1,253,308
Superior Industries International, Inc.	44,300	582,545
Tenneco, Inc.	90,028	4,023,351
Tower International, Inc.	35,700	1,053,150
VOXX International Corp. *	34,500	172,500
Winnebago Industries, Inc.	55,600	2,107,240
		40,155,056

Banks 12.5%
1st Source Corp.	28,003	1,456,156
Access National Corp.	27,524	765,442
ACNB Corp.	12,000	360,000
Allegiance Bancshares, Inc. *	20,900	845,405
American National Bankshares, Inc.	15,700	603,665
Ameris Bancorp	63,200	3,267,440
Ames National Corp.	15,500	428,575
Arrow Financial Corp.	20,387	721,700
Atlantic Capital Bancshares, Inc. *	36,400	702,520
Banc of California, Inc.	77,200	1,482,240
BancFirst Corp.	29,732	1,699,184
BancorpSouth Bank	153,400	5,069,870
Bank of Commerce Holdings	27,300	304,395
Bank of Marin Bancorp	12,200	885,110
BankFinancial Corp.	28,200	477,426
Bankwell Financial Group, Inc.	9,200	290,536
Banner Corp.	58,357	3,349,692
Bar Harbor Bankshares	28,257	825,670
BCB Bancorp, Inc.	22,500	348,750
Beneficial Bancorp, Inc.	120,011	1,902,174
Berkshire Hills Bancorp, Inc.	71,100	2,698,245
Blue Hills Bancorp, Inc.	43,900	892,268
BofI Holding, Inc. *	105,780	4,260,818
Boston Private Financial Holdings, Inc.	146,600	2,352,930
Bridge Bancorp, Inc.	33,900	1,115,310
Brookline Bancorp, Inc.	132,322	2,196,545
Bryn Mawr Bank Corp.	34,100	1,520,860
BSB Bancorp, Inc. *	15,267	492,361
Byline Bancorp, Inc. *	32,800	697,000
C&F Financial Corp.	4,700	272,130
Cadence BanCorp	53,900	1,575,497
Security	Number of Shares	Value ($)
Camden National Corp.	27,150	1,203,017
Capital City Bank Group, Inc.	19,900	445,362
Capitol Federal Financial, Inc.	227,957	2,842,624
Capstar Financial Holdings, Inc. *	15,100	288,259
Carolina Financial Corp.	34,500	1,352,745
Cathay General Bancorp	136,826	5,474,408
CBTX, Inc.	5,600	162,400
CenterState Bank Corp.	109,292	3,167,282
Central Pacific Financial Corp.	54,000	1,570,320
Central Valley Community Bancorp	18,600	383,160
Century Bancorp, Inc., Class A	4,700	376,000
Charter Financial Corp.	22,859	531,700
Chemical Financial Corp.	126,963	6,968,999
Chemung Financial Corp.	6,100	287,920
Citizens & Northern Corp.	20,300	490,245
City Holding Co.	27,100	1,939,818
Civista Bancshares, Inc.	17,000	389,980
CNB Financial Corp.	27,600	782,736
CoBiz Financial, Inc.	71,000	1,430,650
Codorus Valley Bancorp, Inc.	13,166	384,579
Columbia Banking System, Inc.	127,733	5,136,144
Community Bank System, Inc.	88,896	5,000,400
Community Bankers Trust Corp. *	37,200	323,640
Community Trust Bancorp, Inc.	27,880	1,338,240
ConnectOne Bancorp, Inc.	54,740	1,445,136
County Bancorp, Inc.	7,500	211,200
Customers Bancorp, Inc. *	52,350	1,508,727
CVB Financial Corp.	186,719	4,135,826
Dime Community Bancshares, Inc.	54,900	1,084,275
DNB Financial Corp.	5,800	202,130
Eagle Bancorp, Inc. *	54,980	3,227,326
Entegra Financial Corp. *	13,300	386,365
Enterprise Bancorp, Inc.	17,331	627,036
Enterprise Financial Services Corp.	39,000	1,983,150
Equity Bancshares, Inc., Class A *	20,800	793,104
ESSA Bancorp, Inc.	12,500	182,750
Essent Group Ltd. *	143,900	4,742,944
Evans Bancorp, Inc.	7,900	357,870
Farmers & Merchants Bancorp, Inc.	15,200	670,472
Farmers Capital Bank Corp.	13,815	692,822
Farmers National Banc Corp.	47,500	700,625
FB Financial Corp.	22,000	876,260
FCB Financial Holdings, Inc., Class A *	65,269	3,772,548
Federal Agricultural Mortgage Corp., Class C	15,500	1,325,405
Fidelity Southern Corp.	38,948	885,288
Financial Institutions, Inc.	26,200	814,820
First BanCorp *	346,200	2,499,564
First Bancorp (North Carolina)	49,088	1,872,707
First Bancorp, Inc.	18,296	507,165
First Busey Corp.	69,776	2,068,858
First Business Financial Services, Inc.	11,600	301,484
First Citizens BancShares, Inc., Class A	13,241	5,723,952
First Commonwealth Financial Corp.	174,929	2,648,425
First Community Bancshares, Inc.	30,500	946,415
First Connecticut Bancorp, Inc.	23,900	575,990
First Defiance Financial Corp.	16,300	972,458
First Financial Bancorp	171,173	5,297,804
First Financial Bankshares, Inc.	112,562	5,577,447

15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Corp.	17,700	756,675
First Financial Northwest, Inc.	15,100	255,190
First Foundation, Inc. *	51,200	915,968
First Guaranty Bancshares, Inc.	7,920	205,445
First Internet Bancorp	15,200	519,840
First Interstate BancSystem, Inc., Class A	46,008	1,863,324
First Merchants Corp.	74,000	3,187,920
First Mid-Illinois Bancshares, Inc.	18,900	694,575
First Midwest Bancorp, Inc.	183,163	4,452,693
First Northwest Bancorp *	15,400	247,478
Flagstar Bancorp, Inc. *	37,600	1,299,080
Flushing Financial Corp.	47,500	1,230,725
FNB Bancorp	8,700	315,114
Franklin Financial Network, Inc. *	21,064	709,857
Fulton Financial Corp.	311,149	5,258,418
German American Bancorp, Inc.	37,900	1,279,125
Glacier Bancorp, Inc.	139,311	5,158,686
Great Southern Bancorp, Inc.	19,600	1,035,860
Great Western Bancorp, Inc.	105,417	4,336,855
Green Bancorp, Inc. *	42,600	960,630
Greene County Bancorp, Inc. (a)	4,600	159,390
Guaranty Bancorp	45,220	1,288,770
Guaranty Bancshares, Inc.	13,600	445,944
Hancock Holding Co.	150,426	7,348,310
Hanmi Financial Corp.	55,600	1,534,560
HarborOne Bancorp, Inc. *	25,100	441,509
Heartland Financial USA, Inc.	44,700	2,398,155
Heritage Commerce Corp.	67,500	1,113,075
Heritage Financial Corp.	51,945	1,542,766
Hilltop Holdings, Inc.	132,713	2,975,425
Hingham Institution for Savings	2,496	509,184
Home Bancorp, Inc.	11,800	511,530
Home BancShares, Inc.	281,297	6,537,342
HomeStreet, Inc. *	49,322	1,257,711
HomeTrust Bancshares, Inc. *	29,400	767,340
Hope Bancorp, Inc.	234,179	4,048,955
Horizon Bancorp	40,850	1,174,846
Howard Bancorp, Inc. *	15,200	288,800
IBERIABANK Corp.	91,075	6,826,071
Impac Mortgage Holdings, Inc. *(a)	24,842	212,648
Independent Bank Corp., Massachusetts	48,500	3,506,550
Independent Bank Corp., Michigan	37,600	898,640
Independent Bank Group, Inc.	35,900	2,563,260
International Bancshares Corp.	97,760	3,890,848
Investar Holding Corp.	13,900	353,755
Investors Bancorp, Inc.	462,014	6,177,127
Kearny Financial Corp.	185,715	2,609,296
Lakeland Bancorp, Inc.	79,197	1,544,341
Lakeland Financial Corp.	42,800	2,033,856
LCNB Corp.	12,200	228,140
LegacyTexas Financial Group, Inc.	82,300	3,380,061
LendingTree, Inc. *	11,500	2,741,600
Live Oak Bancshares, Inc.	43,300	1,223,225
Luther Burbank Corp.	29,600	368,816
Macatawa Bank Corp.	39,500	421,860
Malvern Bancorp, Inc. *	10,500	267,225
MB Financial, Inc.	146,187	6,230,490
MBT Financial Corp.	36,300	369,353
Mercantile Bank Corp.	28,400	1,002,520
Merchants Bancorp	14,100	301,458
Meridian Bancorp, Inc.	85,044	1,607,332
Meta Financial Group, Inc.	16,400	1,822,860
Metropolitan Bank Holding Corp. *	7,400	350,242
MGIC Investment Corp. *	659,045	6,603,631
Middlefield Banc Corp.	4,700	241,110
Midland States Bancorp, Inc.	28,600	900,900
MidSouth Bancorp, Inc.	26,300	366,885
MidWestOne Financial Group, Inc.	18,800	606,676
Security	Number of Shares	Value ($)
MutualFirst Financial, Inc.	10,500	385,875
National Bank Holdings Corp., Class A	43,900	1,544,402
National Bankshares, Inc.	12,900	591,465
National Commerce Corp. *	21,732	940,996
Nationstar Mortgage Holdings, Inc. *	55,897	1,007,264
NBT Bancorp, Inc.	76,523	2,796,150
Nicolet Bankshares, Inc. *	14,900	827,993
NMI Holdings, Inc., Class A *	100,100	1,386,385
Northeast Bancorp	12,600	245,700
Northfield Bancorp, Inc.	76,986	1,219,458
Northrim BanCorp, Inc.	12,900	454,080
Northwest Bancshares, Inc.	170,109	2,823,809
Norwood Financial Corp.	10,200	302,022
OceanFirst Financial Corp.	71,515	1,929,475
Oconee Federal Financial Corp.	1,600	45,968
Ocwen Financial Corp. *	197,509	801,887
OFG Bancorp	75,800	1,023,300
Ohio Valley Banc Corp.	7,400	337,070
Old Line Bancshares, Inc.	17,900	609,495
Old National Bancorp	242,309	4,167,715
Old Point Financial Corp.	6,400	168,320
Old Second Bancorp, Inc.	52,624	752,523
Opus Bank	34,942	985,364
Oritani Financial Corp.	73,550	1,125,315
Orrstown Financial Services, Inc.	14,000	368,900
Pacific Mercantile Bancorp *	31,800	297,330
Pacific Premier Bancorp, Inc. *	68,353	2,717,032
Park National Corp.	24,153	2,605,626
Parke Bancorp, Inc.	9,400	220,430
PCSB Financial Corp. *	32,100	650,667
Peapack-Gladstone Financial Corp.	32,900	1,087,016
Penns Woods Bancorp, Inc.	8,900	387,150
PennyMac Financial Services, Inc., Class A *	29,800	613,880
People's Utah Bancorp	24,800	789,880
Peoples Bancorp of North Carolina, Inc.	8,250	253,688
Peoples Bancorp, Inc.	28,000	1,004,080
Peoples Financial Services Corp.	11,100	520,590
PHH Corp. *	55,763	591,645
Preferred Bank	22,800	1,453,272
Premier Financial Bancorp, Inc.	17,627	346,899
Provident Bancorp, Inc. *	8,700	204,450
Provident Financial Holdings, Inc.	12,700	233,045
Provident Financial Services, Inc.	111,251	2,905,876
Prudential Bancorp, Inc.	12,900	235,683
QCR Holdings, Inc.	22,062	998,306
Radian Group, Inc.	386,240	5,523,232
RBB Bancorp	16,400	448,048
Reliant Bancorp, Inc.	11,700	269,100
Renasant Corp.	81,066	3,666,615
Republic Bancorp, Inc., Class A	16,100	678,937
Republic First Bancorp, Inc. *	81,400	675,620
Riverview Bancorp, Inc.	32,500	305,175
S&T Bancorp, Inc.	60,681	2,589,865
Sandy Spring Bancorp, Inc.	57,957	2,296,836
Seacoast Banking Corp. of Florida *	76,420	2,111,485
ServisFirst Bancshares, Inc.	82,780	3,473,449
Shore Bancshares, Inc.	23,800	430,542
SI Financial Group, Inc.	19,600	280,280
Sierra Bancorp	24,500	682,570
Simmons First National Corp., Class A	148,014	4,470,023
SmartFinancial, Inc. *	12,700	302,895
South State Corp.	64,963	5,622,548
Southern First Bancshares, Inc. *	11,100	508,935
Southern Missouri Bancorp, Inc.	12,700	443,230
Southern National Bancorp of Virginia, Inc.	35,100	570,375
Southside Bancshares, Inc.	49,831	1,735,614

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
State Bank Financial Corp.	68,200	2,148,982
Sterling Bancorp	382,930	9,094,587
Sterling Bancorp, Inc.	35,900	457,366
Stock Yards Bancorp, Inc.	37,830	1,416,733
Summit Financial Group, Inc.	20,290	508,265
Territorial Bancorp, Inc.	12,200	371,368
Texas Capital Bancshares, Inc. *	88,400	8,720,660
The Bancorp, Inc. *	88,300	913,905
The Bank of N.T. Butterfield & Son Ltd.	95,500	4,531,475
The Community Financial Corp.	7,000	252,280
The First Bancshares, Inc.	18,600	601,710
The First of Long Island Corp.	41,450	1,098,425
Timberland Bancorp, Inc.	10,500	342,825
Tompkins Financial Corp.	25,842	2,007,923
Towne Bank	114,703	3,429,620
TriCo Bancshares	35,500	1,326,635
TriState Capital Holdings, Inc. *	38,700	967,500
Triumph Bancorp, Inc. *	31,200	1,212,120
TrustCo Bank Corp.	162,755	1,391,555
Trustmark Corp.	120,377	3,769,004
Two River Bancorp	12,900	219,816
UMB Financial Corp.	81,500	6,241,270
Umpqua Holdings Corp.	398,388	9,386,021
Union Bankshares Corp.	100,331	3,793,515
Union Bankshares, Inc. (a)	5,900	300,900
United Bankshares, Inc.	180,156	6,116,296
United Community Banks, Inc.	131,300	4,192,409
United Community Financial Corp.	93,600	948,168
United Financial Bancorp, Inc.	90,007	1,487,816
United Security Bancshares	23,200	257,520
Unity Bancorp, Inc.	13,800	303,600
Univest Corp. of Pennsylvania	49,675	1,428,156
Valley National Bancorp	468,370	5,878,043
Veritex Holdings, Inc. *	28,800	827,136
Walker & Dunlop, Inc.	49,645	2,835,226
Washington Federal, Inc.	154,001	4,889,532
Washington Trust Bancorp, Inc.	26,200	1,451,480
Waterstone Financial, Inc.	45,557	781,303
WesBanco, Inc.	74,795	3,276,021
West Bancorp, Inc.	28,900	703,715
Westamerica Bancorp	45,500	2,539,355
Western New England Bancorp, Inc.	47,600	514,080
Wintrust Financial Corp.	99,466	8,897,234
WSFS Financial Corp.	52,300	2,620,230
		470,921,366

Capital Goods 9.4%
AAON, Inc.	73,987	2,515,558
AAR Corp.	58,320	2,525,256
Actuant Corp., Class A	104,323	2,456,807
Advanced Drainage Systems, Inc.	64,715	1,630,818
Aegion Corp. *	59,100	1,340,979
Aerojet Rocketdyne Holdings, Inc. *	122,200	3,414,268
Aerovironment, Inc. *	38,400	2,092,800
Aircastle Ltd.	83,000	1,626,800
Alamo Group, Inc.	17,400	1,904,778
Albany International Corp., Class A	50,900	3,010,735
Allied Motion Technologies, Inc.	11,974	477,403
Altra Industrial Motion Corp.	52,100	2,169,965
Ameresco, Inc., Class A *	34,800	412,380
American Railcar Industries, Inc.	12,231	464,166
American Woodmark Corp. *	24,900	2,046,780
Apogee Enterprises, Inc.	49,400	2,030,834
Applied Industrial Technologies, Inc.	68,010	4,349,239
Argan, Inc.	25,400	1,016,000
Armstrong Flooring, Inc. *	38,600	476,710
Astec Industries, Inc.	38,095	2,116,558
Security	Number of Shares	Value ($)
Astronics Corp. *	36,792	1,345,851
Atkore International Group, Inc. *	58,300	1,035,991
Axon Enterprise, Inc. *	93,000	3,904,140
AZZ, Inc.	47,400	2,111,670
Babcock & Wilcox Enterprises, Inc. *(a)	319,200	727,776
Barnes Group, Inc.	90,040	4,999,921
Beacon Roofing Supply, Inc. *	120,882	5,917,174
Blue Bird Corp. *	20,200	479,750
BMC Stock Holdings, Inc. *	118,000	2,035,500
Briggs & Stratton Corp.	74,093	1,335,897
Builders FirstSource, Inc. *	193,600	3,529,328
Caesarstone Ltd.	41,000	756,450
CAI International, Inc. *	30,200	678,896
Chart Industries, Inc. *	54,902	3,115,139
Chicago Bridge & Iron Co., N.V.	177,300	2,677,230
CIRCOR International, Inc.	28,600	1,211,782
Columbus McKinnon Corp.	38,800	1,392,144
Comfort Systems USA, Inc.	66,700	2,814,740
Commercial Vehicle Group, Inc. *	40,400	271,084
Continental Building Products, Inc. *	66,444	1,867,076
CSW Industrials, Inc. *	25,700	1,114,095
Cubic Corp.	45,515	2,810,551
Curtiss-Wright Corp.	78,840	10,094,674
DMC Global, Inc.	25,700	994,590
Douglas Dynamics, Inc.	38,500	1,607,375
Ducommun, Inc. *	18,800	546,892
DXP Enterprises, Inc. *	27,500	998,250
Dycom Industries, Inc. *	54,057	5,614,360
EMCOR Group, Inc.	105,797	7,785,601
Encore Wire Corp.	36,995	1,947,787
Energous Corp. *(a)	31,200	560,352
Energy Recovery, Inc. *(a)	72,000	611,280
EnerSys	75,474	5,174,497
Engility Holdings, Inc. *	32,734	832,098
EnPro Industries, Inc.	37,600	2,825,640
EnviroStar, Inc.	6,500	237,250
ESCO Technologies, Inc.	45,869	2,561,784
Esterline Technologies Corp. *	46,242	3,322,488
Evoqua Water Technologies Corp. *	87,300	1,783,539
Federal Signal Corp.	107,600	2,330,616
Foundation Building Materials, Inc. *	24,400	342,820
Franklin Electric Co., Inc.	82,136	3,367,576
FreightCar America, Inc.	21,600	301,104
GATX Corp.	68,700	4,481,988
Gencor Industries, Inc. *	17,250	268,238
Generac Holdings, Inc. *	108,825	4,898,213
General Cable Corp.	90,676	2,688,543
Gibraltar Industries, Inc. *	57,700	2,028,155
Global Brass & Copper Holdings, Inc.	38,700	1,161,000
GMS, Inc. *	59,800	1,863,368
Graham Corp.	15,200	328,016
Granite Construction, Inc.	71,100	3,724,218
Great Lakes Dredge & Dock Corp. *	101,000	464,600
Griffon Corp.	53,100	1,056,690
H&E Equipment Services, Inc.	57,200	1,850,420
Hardinge, Inc.	23,100	423,654
Harsco Corp. *	142,800	2,920,260
HC2 Holdings, Inc. *	76,800	391,680
Herc Holdings, Inc. *	43,600	2,295,540
Hillenbrand, Inc.	113,500	5,260,725
Hurco Cos., Inc.	11,300	499,460
Huttig Building Products, Inc. *	40,100	249,021
Hyster-Yale Materials Handling, Inc.	18,154	1,292,565
IES Holdings, Inc. *	12,900	218,010
Insteel Industries, Inc.	31,900	957,957
JELD-WEN Holding, Inc. *	121,000	3,401,310
John Bean Technologies Corp.	56,033	6,037,556
Kadant, Inc.	19,400	1,789,650

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kaman Corp.	49,655	3,011,079
KBR, Inc.	248,600	4,149,134
Kennametal, Inc.	146,000	5,321,700
KLX, Inc. *	89,694	7,016,762
Kratos Defense & Security Solutions, Inc. *	152,600	1,527,526
L.B. Foster Co., Class A *	14,200	334,410
Lawson Products, Inc. *	12,800	296,320
Layne Christensen Co. *	30,500	430,355
Lindsay Corp.	18,866	1,657,567
LSI Industries, Inc.	47,500	291,175
Lydall, Inc. *	29,100	1,297,860
Masonite International Corp. *	50,100	3,041,070
MasTec, Inc. *	119,373	5,252,412
Mercury Systems, Inc. *	82,701	2,653,048
Meritor, Inc. *	147,738	2,876,459
Milacron Holdings Corp. *	118,100	2,129,343
Miller Industries, Inc.	20,000	495,000
Moog, Inc., Class A *	57,057	4,676,962
MRC Global, Inc. *	159,078	2,979,531
Mueller Industries, Inc.	100,869	2,741,619
Mueller Water Products, Inc., Class A	273,500	2,677,565
MYR Group, Inc. *	28,000	840,000
National Presto Industries, Inc.	9,500	909,625
Navistar International Corp. *	87,907	3,060,043
NCI Building Systems, Inc. *	77,200	1,351,000
Nexeo Solutions, Inc. *	43,100	439,189
NN, Inc.	50,517	1,025,495
Northwest Pipe Co. *	15,800	311,734
NOW, Inc. *	192,900	2,339,877
NV5 Global, Inc. *	15,000	882,750
Omega Flex, Inc.	5,672	370,382
Orion Group Holdings, Inc. *	50,600	306,636
Park-Ohio Holdings Corp.	15,186	575,549
Patrick Industries, Inc. *	43,800	2,492,220
PGT Innovations, Inc. *	89,300	1,558,285
Plug Power, Inc. *(a)	393,200	719,556
Powell Industries, Inc.	14,700	441,735
Preformed Line Products Co.	5,500	369,875
Primoris Services Corp.	69,200	1,770,828
Proto Labs, Inc. *	44,500	5,302,175
Quanex Building Products Corp.	65,504	1,123,394
Raven Industries, Inc.	65,200	2,386,320
RBC Bearings, Inc. *	41,800	4,864,684
REV Group, Inc.	57,800	1,043,290
Revolution Lighting Technologies, Inc. *(a)	27,500	97,900
Rexnord Corp. *	186,450	5,129,239
Rush Enterprises, Inc., Class A *	54,487	2,224,704
Rush Enterprises, Inc., Class B *	7,500	291,825
Simpson Manufacturing Co., Inc.	73,994	4,045,992
SiteOne Landscape Supply, Inc. *	60,700	4,157,950
Spartan Motors, Inc.	59,400	1,060,290
Sparton Corp. *	18,600	343,542
SPX Corp. *	76,700	2,426,788
SPX FLOW, Inc. *	74,100	3,334,500
Standex International Corp.	22,000	2,132,900
Sterling Construction Co., Inc. *	50,600	563,178
Sun Hydraulics Corp.	49,350	2,396,930
Sunrun, Inc. *	154,300	1,422,646
Tennant Co.	31,576	2,336,624
Textainer Group Holdings Ltd. *	48,231	829,573
The Eastern Co.	9,200	261,280
The ExOne Co. *(a)	20,400	141,168
The Gorman-Rupp Co.	31,531	992,596
The Greenbrier Cos., Inc.	49,901	2,188,159
The KeyW Holding Corp. *	84,800	656,352
The Manitowoc Co., Inc. *	56,875	1,401,969
Thermon Group Holdings, Inc. *	56,200	1,280,798
Titan International, Inc.	90,100	928,030
Security	Number of Shares	Value ($)
Titan Machinery, Inc. *	32,200	622,104
TPI Composites, Inc. *	18,900	428,085
Trex Co., Inc. *	52,078	5,409,863
TriMas Corp. *	81,900	2,219,490
Triton International Ltd.	84,700	2,626,547
Triumph Group, Inc.	85,500	2,022,075
Tutor Perini Corp. *	65,330	1,349,065
Twin Disc, Inc. *	14,700	324,576
Universal Forest Products, Inc.	107,286	3,420,278
Vectrus, Inc. *	20,347	732,492
Veritiv Corp. *	21,776	828,577
Vicor Corp. *	31,000	1,111,350
Vivint Solar, Inc. *(a)	44,500	175,775
Wabash National Corp.	103,600	2,078,216
Watts Water Technologies, Inc., Class A	49,311	3,673,669
Wesco Aircraft Holdings, Inc. *	107,300	1,083,730
Willis Lease Finance Corp. *	6,500	212,420
Woodward, Inc.	95,058	6,838,473
		353,745,686

Commercial & Professional Services 3.7%
ABM Industries, Inc.	100,709	3,135,071
Acacia Research Corp. *	82,700	301,855
ACCO Brands Corp.	184,385	2,221,839
Advanced Disposal Services, Inc. *	91,300	2,012,252
Aqua Metals, Inc. *(a)	73,100	228,803
ARC Document Solutions, Inc. *	64,500	141,900
ASGN, Inc. *	89,239	7,195,341
Barrett Business Services, Inc.	12,600	1,102,752
BG Staffing, Inc.	11,100	211,677
Brady Corp., Class A	83,029	3,022,256
Casella Waste Systems, Inc., Class A *	72,000	1,764,720
CBIZ, Inc. *	89,200	1,659,120
CECO Environmental Corp.	50,352	236,654
Cimpress N.V. *	43,700	6,284,497
CompX International, Inc.	2,900	39,875
Covanta Holding Corp.	208,000	3,099,200
CRA International, Inc.	14,500	818,815
Deluxe Corp.	86,072	5,899,375
Ennis, Inc.	42,500	760,750
Essendant, Inc.	69,334	515,845
Exponent, Inc.	45,300	3,913,920
Forrester Research, Inc.	18,317	729,017
Franklin Covey Co. *	17,900	436,760
FTI Consulting, Inc. *	67,200	3,924,480
GP Strategies Corp. *	20,376	424,840
Healthcare Services Group, Inc.	127,852	4,938,923
Heidrick & Struggles International, Inc.	33,500	1,261,275
Heritage-Crystal Clean, Inc. *	25,800	545,670
Herman Miller, Inc.	105,600	3,241,920
Hill International, Inc. *	62,000	328,600
HNI Corp.	75,789	2,530,595
Hudson Technologies, Inc. *	78,900	345,582
Huron Consulting Group, Inc. *	39,552	1,481,222
ICF International, Inc.	32,600	2,187,460
InnerWorkings, Inc. *	89,100	899,910
Insperity, Inc.	64,952	5,212,398
Interface, Inc.	108,200	2,380,400
Kelly Services, Inc., Class A	52,623	1,539,749
Kforce, Inc.	39,800	1,056,690
Kimball International, Inc., Class B	64,399	1,063,871
Knoll, Inc.	84,803	1,617,193
Korn/Ferry International	93,361	4,991,079
LSC Communications, Inc.	61,300	1,071,524
Matthews International Corp., Class A	56,559	2,779,875
McGrath RentCorp	42,435	2,500,695
Mistras Group, Inc. *	31,714	617,472

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mobile Mini, Inc.	79,368	3,333,456
MSA Safety, Inc.	59,589	5,174,709
Multi-Color Corp.	23,700	1,539,315
Navigant Consulting, Inc. *	79,748	1,705,810
NL Industries, Inc. *	14,900	113,985
Quad Graphics, Inc.	55,000	1,359,050
Red Violet, Inc. *(a)	5,706	35,948
Resources Connection, Inc.	55,450	867,792
RPX Corp.	82,500	893,475
RR Donnelley & Sons Co.	128,400	1,084,980
SP Plus Corp. *	31,000	1,089,650
Steelcase, Inc., Class A	150,742	1,997,331
Team, Inc. *(a)	50,713	859,585
Tetra Tech, Inc.	98,861	4,784,872
The Brink's Co.	82,000	6,051,600
TriNet Group, Inc. *	74,446	3,845,136
TrueBlue, Inc. *	74,476	1,984,785
UniFirst Corp.	27,006	4,337,164
US Ecology, Inc.	39,200	2,089,360
Viad Corp.	37,096	1,882,622
VSE Corp.	14,800	759,092
WageWorks, Inc. *	71,600	2,982,140
Willdan Group, Inc. *	15,800	451,880
		141,897,454

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	56,500	1,365,040
American Outdoor Brands Corp. *	95,500	1,050,500
AV Homes, Inc. *	24,200	402,930
Bassett Furniture Industries, Inc.	16,909	491,206
Beazer Homes USA, Inc. *	54,440	799,179
Callaway Golf Co.	167,569	2,892,241
Cavco Industries, Inc. *	15,200	2,589,320
Century Communities, Inc. *	36,030	1,107,923
Clarus Corp. *	34,800	248,820
Columbia Sportswear Co.	52,100	4,324,821
Crocs, Inc. *	126,600	2,000,280
CSS Industries, Inc.	18,700	319,022
Culp, Inc.	20,200	596,910
Deckers Outdoor Corp. *	56,871	5,303,789
Delta Apparel, Inc. *	11,000	198,990
Escalade, Inc.	14,500	192,125
Ethan Allen Interiors, Inc.	43,179	952,097
Flexsteel Industries, Inc.	13,700	502,242
Fossil Group, Inc. *(a)	79,200	1,184,040
G-III Apparel Group Ltd. *	76,610	2,795,499
GoPro, Inc., Class A *(a)	191,800	970,508
Green Brick Partners, Inc. *	43,940	443,794
Hamilton Beach Brands Holding Co., Class A	5,354	119,127
Helen of Troy Ltd. *	49,383	4,402,494
Hooker Furniture Corp.	20,734	782,709
Hovnanian Enterprises, Inc., Class A *	218,000	438,180
Iconix Brand Group, Inc. *(a)	105,800	85,772
Installed Building Products, Inc. *	37,671	2,173,617
iRobot Corp. *	48,645	2,838,922
Johnson Outdoors, Inc., Class A	8,500	550,460
KB Home	152,600	4,051,530
La-Z-Boy, Inc.	84,700	2,439,360
LGI Homes, Inc. *	30,400	2,103,680
Libbey, Inc.	34,479	197,220
Lifetime Brands, Inc.	20,300	241,570
M.D.C. Holdings, Inc.	79,495	2,306,150
M/I Homes, Inc. *	45,500	1,386,840
Malibu Boats, Inc., Class A *	38,561	1,299,506
Marine Products Corp.	13,700	207,829
MCBC Holdings, Inc. *	34,200	820,800
Security	Number of Shares	Value ($)
Meritage Homes Corp. *	68,785	3,060,932
Movado Group, Inc.	27,900	1,100,655
Nautilus, Inc. *	56,900	827,895
Oxford Industries, Inc.	29,296	2,256,964
Perry Ellis International, Inc. *	22,300	578,685
PICO Holdings, Inc. *	39,800	479,590
Sequential Brands Group, Inc. *	49,800	96,114
Steven Madden Ltd.	104,776	5,055,442
Sturm, Ruger & Co., Inc. (a)	30,900	1,707,225
Superior Uniform Group, Inc.	16,327	437,890
Taylor Morrison Home Corp., Class A *	197,300	4,687,848
The New Home Co., Inc. *	23,849	238,013
TopBuild Corp. *	63,400	5,052,980
TRI Pointe Group, Inc. *	265,400	4,540,994
Unifi, Inc. *	26,500	784,665
Universal Electronics, Inc. *	24,700	1,143,610
Vera Bradley, Inc. *	31,500	358,470
Vista Outdoor, Inc. *	103,000	1,725,250
William Lyon Homes, Class A *	55,800	1,498,788
Wolverine World Wide, Inc.	164,847	4,938,816
ZAGG, Inc. *	48,421	542,315
		98,290,183

Consumer Services 4.3%
Adtalem Global Education, Inc. *	107,584	5,120,998
American Public Education, Inc. *	28,800	1,160,640
Ascent Capital Group, Inc., Class A *	20,100	69,546
Belmond Ltd., Class A *	155,500	1,663,850
Biglari Holdings, Inc. *	1,910	653,717
BJ's Restaurants, Inc.	37,000	2,066,450
Bloomin' Brands, Inc.	162,213	3,837,960
Bluegreen Vacations Corp. (a)	16,100	374,647
Bojangles', Inc. *	30,750	453,562
Boyd Gaming Corp.	147,900	4,911,759
Bridgepoint Education, Inc. *	47,700	278,568
Brinker International, Inc.	82,800	3,609,252
Caesars Entertainment Corp. *	240,562	2,730,379
Cambium Learning Group, Inc. *	27,600	279,864
Capella Education Co.	20,000	1,835,000
Career Education Corp. *	124,200	1,610,874
Carriage Services, Inc.	27,800	723,634
Carrols Restaurant Group, Inc. *	60,500	623,150
Century Casinos, Inc. *	44,100	338,688
Chegg, Inc. *	173,200	4,019,972
Churchill Downs, Inc.	24,214	6,649,164
Chuy's Holdings, Inc. *	31,200	892,320
Collectors Universe, Inc.	11,900	186,473
Cracker Barrel Old Country Store, Inc. (a)	34,316	5,648,070
Dave & Buster's Entertainment, Inc. *	72,768	3,091,912
Del Frisco's Restaurant Group, Inc. *	35,300	561,270
Del Taco Restaurants, Inc. *	58,200	649,512
Denny's Corp. *	112,100	1,962,871
Dine Brands Global, Inc.	31,197	2,475,170
Drive Shack, Inc. *	113,000	613,590
El Pollo Loco Holdings, Inc. *	36,700	367,000
Eldorado Resorts, Inc. *	82,769	3,352,144
Empire Resorts, Inc. *	4,421	84,220
Fiesta Restaurant Group, Inc. *	46,100	968,100
Golden Entertainment, Inc. *	34,600	925,550
Grand Canyon Education, Inc. *	83,975	8,732,560
Houghton Mifflin Harcourt Co. *	184,094	1,251,839
ILG, Inc.	189,400	6,464,222
Inspired Entertainment, Inc. *	23,200	116,000
International Speedway Corp., Class A	43,400	1,783,740
J Alexander's Holdings, Inc. *	21,043	251,464
Jack in the Box, Inc.	52,708	4,727,908
K12, Inc. *	66,449	1,016,670

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	145,602	2,845,063
Laureate Education, Inc., Class A *	99,200	1,400,704
Liberty Tax, Inc.	11,700	120,510
Lindblad Expeditions Holdings, Inc. *	37,700	412,815
Marriott Vacations Worldwide Corp.	38,085	4,669,602
Monarch Casino & Resort, Inc. *	19,800	844,668
Nathan's Famous, Inc.	4,700	385,165
Noodles & Co. *(a)	21,000	152,250
Papa John's International, Inc.	46,111	2,858,882
Penn National Gaming, Inc. *	152,000	4,607,120
Pinnacle Entertainment, Inc. *	94,747	3,043,274
Planet Fitness, Inc., Class A *	153,200	6,172,428
PlayAGS, Inc. *	21,700	490,637
Potbelly Corp. *	37,600	449,320
RCI Hospitality Holdings, Inc.	16,000	435,040
Red Lion Hotels Corp. *	32,100	316,185
Red Robin Gourmet Burgers, Inc. *	23,400	1,458,990
Red Rock Resorts, Inc., Class A	121,600	3,671,104
Regis Corp. *	64,800	1,012,176
Ruth's Hospitality Group, Inc.	54,100	1,452,585
Scientific Games Corp., Class A *	95,300	5,079,490
SeaWorld Entertainment, Inc. *(a)	120,423	1,817,183
Shake Shack, Inc., Class A *	41,400	1,971,054
Sonic Corp.	64,801	1,678,994
Sotheby's *	67,300	3,553,440
Speedway Motorsports, Inc.	21,884	386,253
Strayer Education, Inc.	19,000	1,996,330
Texas Roadhouse, Inc.	118,996	7,625,264
The Cheesecake Factory, Inc.	75,967	3,946,486
The Habit Restaurants, Inc., Class A *	37,211	375,831
Weight Watchers International, Inc. *	50,100	3,509,505
Wingstop, Inc.	51,400	2,511,404
Zoe's Kitchen, Inc. *	35,902	529,554
		160,913,585

Diversified Financials 3.0%
AG Mortgage Investment Trust, Inc.	54,000	954,720
Anworth Mortgage Asset Corp.	166,600	788,018
Apollo Commercial Real Estate Finance, Inc.	197,443	3,557,923
Ares Commercial Real Estate Corp.	48,100	588,263
Arlington Asset Investment Corp., Class A	46,800	535,392
ARMOUR Residential REIT, Inc.	72,629	1,643,594
Artisan Partners Asset Management, Inc., Class A	81,200	2,610,580
Associated Capital Group, Inc., Class A	7,000	253,050
B. Riley Financial, Inc.	38,302	790,936
Banco Latinoamericano de Comercio Exterior, S.A., Class E	53,657	1,453,568
BrightSphere Investment Group plc	131,500	1,994,855
Cannae Holdings, Inc. *	111,736	2,308,466
Capstead Mortgage Corp.	170,129	1,497,135
Cherry Hill Mortgage Investment Corp.	19,100	336,542
Cohen & Steers, Inc.	39,428	1,581,063
Cowen, Inc. *	43,975	681,613
Curo Group Holdings Corp. *	13,800	301,806
CYS Investments, Inc.	286,661	2,055,359
Diamond Hill Investment Group, Inc.	5,600	1,094,352
Donnelley Financial Solutions, Inc. *	58,700	1,080,080
Dynex Capital, Inc.	90,400	594,832
Elevate Credit, Inc. *	35,400	270,456
Ellington Residential Mortgage REIT	14,200	161,454
Encore Capital Group, Inc. *	43,600	1,944,560
Enova International, Inc. *	58,036	1,700,455
Evercore, Inc., Class A	69,000	6,986,250
EZCORP, Inc., Class A *	84,900	1,163,130
Financial Engines, Inc.	103,200	4,607,880
Security	Number of Shares	Value ($)
FirstCash, Inc.	83,027	7,198,441
GAIN Capital Holdings, Inc.	60,200	491,232
GAMCO Investors, Inc., Class A	9,700	248,805
Granite Point Mortgage Trust, Inc.	76,900	1,279,616
Great Ajax Corp.	27,000	362,880
Green Dot Corp., Class A *	82,871	5,039,386
Greenhill & Co., Inc.	46,929	952,659
Hamilton Lane, Inc., Class A	27,100	1,134,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,445	1,716,717
Houlihan Lokey, Inc.	47,600	2,118,200
INTL. FCStone, Inc. *	26,300	1,178,766
Invesco Mortgage Capital, Inc.	200,906	3,260,704
Investment Technology Group, Inc.	57,265	1,157,898
KKR Real Estate Finance Trust, Inc.	27,700	545,967
Ladder Capital Corp.	142,455	1,980,125
Ladenburg Thalmann Financial Services, Inc.	170,700	566,724
LendingClub Corp. *	575,400	1,547,826
Marlin Business Services Corp.	17,400	476,760
Medley Management, Inc., Class A	14,400	82,080
Moelis & Co., Class A	56,124	3,019,471
MTGE Investment Corp.	82,000	1,488,300
Nelnet, Inc., Class A	33,200	1,753,292
New York Mortgage Trust, Inc. (a)	197,500	1,196,850
On Deck Capital, Inc. *	86,800	455,700
Oppenheimer Holdings, Inc., Class A	17,400	467,190
Orchid Island Capital, Inc. (a)	92,959	650,713
Owens Realty Mortgage, Inc.	14,500	224,895
PennyMac Mortgage Investment Trust	106,821	1,878,981
Piper Jaffray Cos.	25,129	1,760,286
PJT Partners, Inc., Class A	31,900	1,770,131
PRA Group, Inc. *	79,781	2,840,204
Pzena Investment Management, Inc., Class A	27,100	237,396
Redwood Trust, Inc.	137,700	2,112,318
Regional Management Corp. *	19,200	631,104
Resource Capital Corp.	49,037	478,601
Safeguard Scientifics, Inc. *	36,500	472,675
Silvercrest Asset Management Group, Inc., Class A	9,800	150,920
Stifel Financial Corp.	119,710	6,976,699
Sutherland Asset Management Corp.	34,800	501,120
TPG RE Finance Trust, Inc.	39,700	785,663
Value Line, Inc.	1,900	37,012
Virtu Financial, Inc., Class A	44,471	1,600,956
Virtus Investment Partners, Inc.	12,100	1,395,735
Waddell & Reed Financial, Inc., Class A	141,000	2,853,840
Western Asset Mortgage Capital Corp.	78,856	784,617
Westwood Holdings Group, Inc.	14,900	863,902
WisdomTree Investments, Inc.	200,300	2,117,171
World Acceptance Corp. *	11,400	1,168,500
		115,549,495

Energy 4.1%
Abraxas Petroleum Corp. *	270,000	772,200
Adams Resources & Energy, Inc.	5,200	238,160
Approach Resources, Inc. *(a)	74,500	207,110
Arch Coal, Inc., Class A	34,400	2,780,552
Archrock, Inc.	238,428	2,575,022
Ardmore Shipping Corp. *	58,600	468,800
Basic Energy Services, Inc. *	29,400	475,692
Bonanza Creek Energy, Inc. *	36,700	1,113,111
Bristow Group, Inc.	56,862	912,635
C&J Energy Services, Inc. *	91,600	2,735,176
Cactus, Inc., Class A *	40,400	1,159,884
California Resources Corp. *	76,200	1,939,290

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Callon Petroleum Co. *	360,000	5,007,600
CARBO Ceramics, Inc. *(a)	46,400	410,176
Carrizo Oil & Gas, Inc. *	137,311	2,755,832
Clean Energy Fuels Corp. *	258,738	416,568
Cloud Peak Energy, Inc. *	124,500	397,155
Contango Oil & Gas Co. *	63,800	237,974
CVR Energy, Inc. (a)	30,400	1,048,800
Delek US Holdings, Inc.	142,332	6,742,267
Denbury Resources, Inc. *	711,800	2,341,822
DHT Holdings, Inc.	158,500	575,355
Diamond Offshore Drilling, Inc. *(a)	113,400	2,085,426
Dorian LPG Ltd. *	36,196	260,249
Dril-Quip, Inc. *	67,600	2,802,020
Earthstone Energy, Inc., Class A *	33,400	341,682
Eclipse Resources Corp. *	156,100	207,613
Energy XXI Gulf Coast, Inc. *	49,500	286,110
Ensco plc, Class A	773,793	4,371,930
EP Energy Corp., Class A *(a)	60,500	111,320
Era Group, Inc. *	37,000	390,350
Evolution Petroleum Corp.	46,800	435,240
Exterran Corp. *	56,014	1,640,650
Fairmount Santrol Holdings, Inc. *	277,553	1,526,542
Forum Energy Technologies, Inc. *	142,655	1,797,453
Frank's International N.V.	83,100	580,869
Frontline Ltd. (a)	126,863	549,317
FTS International, Inc. *	44,200	882,674
GasLog Ltd.	73,800	1,243,530
Gastar Exploration, Inc. *	435,600	296,208
Gener8 Maritime, Inc. *	84,800	488,448
Geospace Technologies Corp. *	23,862	251,506
Golar LNG Ltd.	169,500	5,449,425
Green Plains, Inc.	68,200	1,268,520
Gulf Island Fabrication, Inc.	23,400	234,000
Halcon Resources Corp. *	244,200	1,311,354
Hallador Energy Co.	28,100	183,774
Helix Energy Solutions Group, Inc. *	258,907	1,998,762
HighPoint Resources Corp. *	175,498	1,212,691
Independence Contract Drilling, Inc. *	68,000	312,120
International Seaways, Inc. *	51,798	1,042,694
Isramco, Inc. *	1,400	147,910
Jagged Peak Energy, Inc. *	100,600	1,441,598
Jones Energy, Inc., Class A *(a)	100,000	65,890
Keane Group, Inc. *	93,500	1,453,925
Key Energy Services, Inc. *	17,600	282,128
Liberty Oilfield Services, Inc., Class A *(a)	30,300	604,182
Lilis Energy, Inc. *(a)	71,700	296,121
Mammoth Energy Services, Inc. *	14,200	461,216
Matador Resources Co. *	172,162	5,636,584
Matrix Service Co. *	48,000	739,200
McDermott International, Inc. *	501,885	3,312,441
Midstates Petroleum Co., Inc. *	17,600	246,224
NACCO Industries, Inc., Class A	8,077	297,637
Natural Gas Services Group, Inc. *	20,500	494,050
Navios Maritime Acquisition Corp.	120,600	93,489
NCS Multistage Holdings, Inc. *	18,000	327,960
Newpark Resources, Inc. *	147,310	1,546,755
Nine Energy Service, Inc. *	13,800	421,452
Noble Corp. plc *	428,100	1,999,227
Nordic American Tankers Ltd. (a)	249,300	468,684
Oasis Petroleum, Inc. *	477,910	5,271,347
Oil States International, Inc. *	89,100	3,203,145
Overseas Shipholding Group, Inc., Class A *	85,400	318,542
Pacific Ethanol, Inc. *	65,500	229,250
Panhandle Oil & Gas, Inc., Class A	28,400	552,380
Par Pacific Holdings, Inc. *	59,438	1,002,719
Parker Drilling Co. *	264,665	166,845
PDC Energy, Inc. *	116,903	6,258,987
Security	Number of Shares	Value ($)
Peabody Energy Corp.	120,800	4,451,480
Penn Virginia Corp. *	25,450	1,181,389
PHI, Inc. - Non Voting Shares *	19,572	245,237
Pioneer Energy Services Corp. *	142,900	493,005
ProPetro Holding Corp. *	101,000	1,848,300
Quintana Energy Services, Inc. *	10,200	78,948
Ranger Energy Services, Inc. *	14,300	117,975
Renewable Energy Group, Inc. *	64,600	833,340
Resolute Energy Corp. *(a)	37,000	1,235,430
REX American Resources Corp. *	10,500	785,190
RigNet, Inc. *	26,200	395,620
Ring Energy, Inc. *	89,300	1,493,096
Rosehill Resources, Inc. *	4,300	34,056
Rowan Cos. plc, Class A *	209,500	3,025,180
Sanchez Energy Corp. *(a)	122,953	377,466
SandRidge Energy, Inc. *	62,400	907,296
Scorpio Tankers, Inc.	476,102	1,266,431
SEACOR Holdings, Inc. *	30,600	1,678,104
SEACOR Marine Holdings, Inc. *	31,039	735,314
Select Energy Services, Inc., Class A *	45,700	687,785
SemGroup Corp., Class A	120,203	3,023,105
Ship Finance International Ltd.	105,400	1,501,950
SilverBow Resources, Inc. *	11,800	361,670
Smart Sand, Inc. *(a)	38,800	284,016
Solaris Oilfield Infrastructure, Inc., Class A *	34,900	656,120
SRC Energy, Inc. *	429,812	4,745,125
Stone Energy Corp. *	35,000	1,246,000
Superior Energy Services, Inc. *	267,900	2,874,567
Teekay Corp. (a)	110,800	977,256
Teekay Tankers Ltd., Class A	349,000	401,350
Tellurian, Inc. *(a)	110,100	1,048,152
TETRA Technologies, Inc. *	199,474	783,933
Ultra Petroleum Corp. *	334,800	810,216
Unit Corp. *	90,578	2,054,309
Uranium Energy Corp. *(a)	234,500	354,095
US Silica Holdings, Inc.	147,500	4,441,225
W&T Offshore, Inc. *	187,000	1,140,700
WildHorse Resource Development Corp. *	87,300	2,282,895
		157,070,872

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	25,031	857,312
Natural Grocers by Vitamin Cottage, Inc. *	12,600	90,090
Performance Food Group Co. *	180,200	5,847,490
PriceSmart, Inc.	39,400	3,451,440
Smart & Final Stores, Inc. *	37,600	191,760
SpartanNash, Co.	64,933	1,180,482
SUPERVALU, Inc. *	67,933	1,189,507
The Andersons, Inc.	46,823	1,528,771
The Chefs' Warehouse, Inc. *	38,500	933,625
United Natural Foods, Inc. *	89,382	4,023,977
Village Super Market, Inc., Class A	15,800	429,760
Weis Markets, Inc.	18,100	832,962
		20,557,176

Food, Beverage & Tobacco 1.4%
Alico, Inc.	4,700	151,810
B&G Foods, Inc. (a)	115,757	2,633,472
Cal-Maine Foods, Inc. *	51,416	2,503,959
Calavo Growers, Inc.	28,688	2,688,066
Castle Brands, Inc. *(a)	148,700	185,875
Coca-Cola Bottling Co. Consolidated	8,600	1,448,154
Craft Brew Alliance, Inc. *	23,500	453,550
Darling Ingredients, Inc. *	292,500	5,013,450
Dean Foods Co.	159,600	1,374,156

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Farmer Brothers Co. *	16,600	470,610
Fresh Del Monte Produce, Inc.	58,161	2,858,613
Freshpet, Inc. *	43,850	868,230
Hostess Brands, Inc. *	143,800	2,020,390
J&J Snack Foods Corp.	26,781	3,679,977
John B. Sanfilippo & Son, Inc.	15,100	859,039
Lancaster Colony Corp.	33,756	4,239,416
Landec Corp. *	44,654	593,898
Lifeway Foods, Inc. *	10,100	53,631
Limoneira Co.	23,600	549,408
MGP Ingredients, Inc.	23,147	2,217,251
National Beverage Corp.	21,301	1,882,157
Primo Water Corp. *	44,600	581,584
Sanderson Farms, Inc.	35,743	3,973,192
Seneca Foods Corp., Class A *	12,400	341,620
The Boston Beer Co., Inc., Class A *	14,700	3,295,005
Tootsie Roll Industries, Inc. (a)	30,833	880,282
Turning Point Brands, Inc.	9,200	195,224
Universal Corp.	44,924	2,113,674
Vector Group Ltd.	175,900	3,430,050
		51,555,743

Health Care Equipment & Services 7.1%
AAC Holdings, Inc. *	22,600	256,058
Abaxis, Inc.	39,300	2,616,201
Accuray, Inc. *	159,300	796,500
Aceto Corp.	54,600	137,592
Addus HomeCare Corp. *	12,500	656,250
Allscripts Healthcare Solutions, Inc. *	326,000	3,788,120
Amedisys, Inc. *	50,800	3,357,372
American Renal Associates Holdings, Inc. *	19,000	278,350
AMN Healthcare Services, Inc. *	84,400	5,642,140
Analogic Corp.	22,154	1,840,997
AngioDynamics, Inc. *	64,700	1,253,886
Anika Therapeutics, Inc. *	25,300	1,113,453
Antares Pharma, Inc. *	283,700	663,858
AtriCure, Inc. *	55,200	1,227,096
Atrion Corp.	2,500	1,555,250
AxoGen, Inc. *	48,600	1,934,280
BioScrip, Inc. *	197,700	519,951
BioTelemetry, Inc. *	56,800	2,169,760
Cantel Medical Corp.	64,845	7,267,179
Capital Senior Living Corp. *	44,800	526,400
Cardiovascular Systems, Inc. *	55,900	1,277,315
Castlight Health, Inc., Class B *	113,873	427,024
Cerus Corp. *	225,000	1,170,000
Chemed Corp.	28,098	8,660,366
Civitas Solutions, Inc. *	26,300	374,775
Community Health Systems, Inc. *	182,000	687,960
Computer Programs & Systems, Inc. (a)	20,700	617,895
ConforMIS, Inc. *	124,000	160,580
CONMED Corp.	49,000	3,186,470
Corindus Vascular Robotics, Inc. *(a)	181,900	189,176
CorVel Corp. *	16,100	789,705
Cotiviti Holdings, Inc. *	66,600	2,300,364
Cross Country Healthcare, Inc. *	62,715	788,955
CryoLife, Inc. *	57,700	1,295,365
Cutera, Inc. *	23,005	1,153,701
Diplomat Pharmacy, Inc. *	85,688	1,867,142
Encompass Health Corp.	175,600	10,679,992
Endologix, Inc. *	142,137	612,610
Evolent Health, Inc., Class A *	106,800	1,762,200
FONAR Corp. *	10,700	304,415
Genesis Healthcare, Inc. *	101,000	153,520
GenMark Diagnostics, Inc. *	90,400	565,904
Glaukos Corp. *	51,600	1,737,888
Security	Number of Shares	Value ($)
Globus Medical, Inc., Class A *	125,800	6,439,702
Haemonetics Corp. *	96,000	7,491,840
Halyard Health, Inc. *	83,093	3,936,115
HealthEquity, Inc. *	89,234	5,859,997
HealthStream, Inc.	45,700	1,059,783
Heska Corp. *	11,691	954,219
HMS Holdings Corp. *	151,352	2,725,849
ICU Medical, Inc. *	27,300	6,871,410
Inogen, Inc. *	30,598	4,301,467
Inovalon Holdings, Inc., Class A *	111,400	1,175,270
Insulet Corp. *	103,500	8,901,000
Integer Holdings Corp. *	56,100	3,079,890
Integra LifeSciences Holdings Corp. *	114,096	7,031,736
Invacare Corp.	54,811	997,560
iRhythm Technologies, Inc. *	25,100	1,459,565
K2M Group Holdings, Inc. *	73,100	1,396,210
Kindred Healthcare, Inc. *	155,123	1,380,595
Lantheus Holdings, Inc. *	53,400	950,520
LeMaitre Vascular, Inc.	26,635	837,671
LHC Group, Inc. *	49,370	3,674,115
LivaNova plc *	86,600	7,688,348
Magellan Health, Inc. *	42,568	3,569,327
Masimo Corp. *	80,400	7,214,292
Medidata Solutions, Inc. *	100,900	7,200,224
Meridian Bioscience, Inc.	74,950	1,094,270
Merit Medical Systems, Inc. *	86,100	4,175,850
Molina Healthcare, Inc. *	82,043	6,830,080
NantHealth, Inc. *	30,500	104,005
National HealthCare Corp.	20,188	1,237,121
National Research Corp., Class A	17,500	572,250
Natus Medical, Inc. *	55,400	1,830,970
Neogen Corp. *	90,033	6,135,749
Nevro Corp. *	49,964	4,464,783
Novocure Ltd. *	107,200	2,926,560
NuVasive, Inc. *	90,600	4,820,826
NxStage Medical, Inc. *	116,500	3,101,230
Obalon Therapeutics, Inc. *	17,600	67,760
Omnicell, Inc. *	66,100	2,848,910
OraSure Technologies, Inc. *	103,700	1,838,601
Orthofix International N.V. *	31,500	1,922,130
OrthoPediatrics Corp. *(a)	7,300	137,386
Owens & Minor, Inc.	108,000	1,755,000
Oxford Immunotec Global plc *	47,700	611,991
Penumbra, Inc. *	52,400	6,515,940
PetIQ, Inc. *(a)	16,400	366,540
Pulse Biosciences, Inc. *(a)	15,300	269,127
Quality Systems, Inc. *	95,500	1,282,565
Quidel Corp. *	51,300	2,908,710
Quotient Ltd. *(a)	46,200	192,654
R1 RCM, Inc. *	182,300	1,354,489
RadNet, Inc. *	67,800	898,350
Restoration Robotics, Inc. *(a)	6,200	26,474
Rockwell Medical, Inc. *(a)	95,900	507,311
RTI Surgical, Inc. *	90,200	396,880
Select Medical Holdings Corp. *	190,411	3,436,919
Sientra, Inc. *	25,900	341,362
Simulations Plus, Inc.	19,500	320,775
STAAR Surgical Co. *	72,300	1,174,875
Surgery Partners, Inc. *(a)	35,400	566,400
Surmodics, Inc. *	23,100	862,785
Tabula Rasa HealthCare, Inc. *	21,300	873,087
Tactile Systems Technology, Inc. *	24,800	863,288
Teladoc, Inc. *	103,800	4,463,400
Tenet Healthcare Corp. *	143,400	3,432,996
The Ensign Group, Inc.	87,800	2,446,986
The Providence Service Corp. *	20,100	1,525,188
Tivity Health, Inc. *	65,700	2,361,915
Triple-S Management Corp., Class B *	38,900	1,102,815

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
U.S. Physical Therapy, Inc.	21,600	1,971,000
Utah Medical Products, Inc.	6,100	619,455
Varex Imaging Corp. *	67,800	2,440,122
ViewRay, Inc. *(a)	53,000	391,140
Viveve Medical, Inc. *(a)	54,100	186,104
Vocera Communications, Inc. *	52,500	1,316,175
Wright Medical Group N.V. *	188,461	3,695,720
		270,147,739

Household & Personal Products 0.4%
Central Garden & Pet Co. *	20,300	761,047
Central Garden & Pet Co., Class A *	61,600	2,186,800
elf Beauty, Inc. *(a)	37,800	686,826
HRG Group, Inc. *	213,700	2,401,988
Inter Parfums, Inc.	30,100	1,541,120
Medifast, Inc.	18,879	1,895,074
Natural Health Trends Corp. (a)	12,400	230,144
Nature's Sunshine Products, Inc. *	22,000	203,500
Oil-Dri Corp. of America	7,987	309,576
Orchids Paper Products Co. *(a)	15,900	97,149
Revlon, Inc., Class A *	22,102	503,926
USANA Health Sciences, Inc. *	20,600	2,174,330
WD-40 Co.	24,700	3,257,930
		16,249,410

Insurance 2.4%
Ambac Financial Group, Inc. *	78,700	1,340,261
American Equity Investment Life Holding Co.	154,764	4,673,873
AMERISAFE, Inc.	34,535	2,047,925
AmTrust Financial Services, Inc.	151,100	1,947,679
Argo Group International Holdings Ltd.	58,225	3,403,251
Atlas Financial Holdings, Inc. *	24,900	261,450
Baldwin & Lyons, Inc., Class B	16,400	382,120
Blue Capital Reinsurance Holdings Ltd.	9,100	105,560
Citizens, Inc. *(a)	80,500	625,485
CNO Financial Group, Inc.	299,268	6,416,306
Crawford & Co., Class B	20,800	166,816
Donegal Group, Inc., Class A	15,200	211,584
eHealth, Inc. *	32,800	617,952
EMC Insurance Group, Inc.	14,300	371,514
Employers Holdings, Inc.	56,900	2,327,210
Enstar Group Ltd. *	20,094	4,222,754
FBL Financial Group, Inc., Class A	17,768	1,381,462
Federated National Holding Co.	20,246	342,157
Genworth Financial, Inc., Class A *	904,700	2,496,972
Global Indemnity Ltd.	14,755	603,332
Greenlight Capital Re Ltd., Class A *	55,089	853,879
Hallmark Financial Services, Inc. *	20,200	207,454
HCI Group, Inc.	13,800	578,082
Health Insurance Innovations, Inc., Class A *	20,400	581,400
Heritage Insurance Holdings, Inc. (a)	37,662	591,293
Horace Mann Educators Corp.	72,078	3,221,887
Independence Holding Co.	11,248	398,179
Infinity Property & Casualty Corp.	18,992	2,506,944
Investors Title Co.	2,700	525,690
James River Group Holdings Ltd.	46,300	1,681,616
Kemper Corp.	71,014	4,793,445
Kingstone Cos., Inc.	14,700	251,370
Kinsale Capital Group, Inc.	25,700	1,324,835
Maiden Holdings Ltd.	124,800	954,720
MBIA, Inc. *(a)	163,084	1,389,476
National General Holdings Corp.	87,900	2,265,183
National Western Life Group, Inc., Class A	3,994	1,267,736
NI Holdings, Inc. *	16,600	271,410
Security	Number of Shares	Value ($)
Primerica, Inc.	79,600	7,701,300
RLI Corp.	69,320	4,386,570
Safety Insurance Group, Inc.	26,070	2,085,600
Selective Insurance Group, Inc.	102,614	6,074,749
State Auto Financial Corp.	27,926	872,129
Stewart Information Services Corp.	38,300	1,597,493
The Navigators Group, Inc.	37,540	2,121,010
Third Point Reinsurance Ltd. *	165,260	2,197,958
Tiptree, Inc.	46,300	294,005
Trupanion, Inc. *(a)	40,400	1,061,712
United Fire Group, Inc.	36,900	1,855,701
United Insurance Holdings Corp.	36,800	694,048
Universal Insurance Holdings, Inc.	55,922	1,814,669
WMIH Corp. *(a)	373,200	511,284
		90,878,490

Materials 4.3%
A. Schulman, Inc.	51,609	2,214,026
Advanced Emissions Solutions, Inc. (a)	35,400	390,108
AdvanSix, Inc. *	53,700	1,923,534
AgroFresh Solutions, Inc. *	48,400	334,928
AK Steel Holding Corp. *	554,200	2,543,778
Allegheny Technologies, Inc. *	225,900	6,002,163
American Vanguard Corp.	54,100	1,165,855
Ampco-Pittsburgh Corp. *	14,400	141,840
Balchem Corp.	56,200	4,959,088
Boise Cascade Co.	68,500	2,849,600
Carpenter Technology Corp.	82,344	4,385,641
Century Aluminum Co. *	90,400	1,579,288
Chase Corp.	12,800	1,433,600
Clearwater Paper Corp. *	29,300	692,945
Cleveland-Cliffs, Inc. *	526,959	3,910,036
Coeur Mining, Inc. *	327,713	2,480,787
Commercial Metals Co.	207,500	4,359,575
Compass Minerals International, Inc.	61,100	4,112,030
Core Molding Technologies, Inc.	12,400	192,200
Ferro Corp. *	148,200	3,261,882
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	96,200	343,434
Forterra, Inc. *(a)	42,200	309,748
FutureFuel Corp.	40,400	472,680
GCP Applied Technologies, Inc. *	128,800	3,690,120
Gold Resource Corp.	94,600	479,622
Greif, Inc., Class A	46,294	2,709,125
Greif, Inc., Class B	9,400	591,730
H.B. Fuller Co.	90,294	4,466,844
Hawkins, Inc.	18,400	598,000
Haynes International, Inc.	21,325	891,598
Hecla Mining Co.	697,440	2,671,195
Ingevity Corp. *	75,800	5,823,714
Innophos Holdings, Inc.	33,700	1,394,506
Innospec, Inc.	42,600	3,097,020
Intrepid Potash, Inc. *	185,500	840,315
Kaiser Aluminum Corp.	29,843	2,940,729
KapStone Paper & Packaging Corp.	156,103	5,373,065
Klondex Mines Ltd. *	335,600	822,220
KMG Chemicals, Inc.	22,900	1,408,121
Koppers Holdings, Inc. *	35,900	1,572,420
Kraton Corp. *	54,035	2,467,779
Kronos Worldwide, Inc.	39,600	912,384
Louisiana-Pacific Corp.	258,472	7,322,512
LSB Industries, Inc. *	36,400	201,292
Materion Corp.	36,329	1,843,697
Minerals Technologies, Inc.	62,522	4,317,144
Myers Industries, Inc.	41,800	973,940
Neenah, Inc.	29,453	2,297,334

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Olympic Steel, Inc.	15,200	356,440
OMNOVA Solutions, Inc. *	76,000	828,400
P.H. Glatfelter Co.	75,800	1,583,462
PolyOne Corp.	143,876	6,021,211
PQ Group Holdings, Inc. *	54,200	753,380
Quaker Chemical Corp.	23,200	3,410,168
Ramaco Resources, Inc. *	10,400	71,032
Rayonier Advanced Materials, Inc.	87,242	1,866,979
Ryerson Holding Corp. *	25,800	259,290
Schnitzer Steel Industries, Inc., Class A	47,100	1,387,095
Schweitzer-Mauduit International, Inc.	53,000	2,068,590
Sensient Technologies Corp.	78,414	5,226,293
Stepan Co.	35,100	2,468,232
Summit Materials, Inc., Class A *	197,872	5,568,118
SunCoke Energy, Inc. *	111,600	1,282,284
TimkenSteel Corp. *	71,144	1,194,508
Trecora Resources *	35,500	459,725
Tredegar Corp.	48,400	851,840
Trinseo S.A.	79,400	5,792,230
Tronox Ltd., Class A	161,200	2,769,416
UFP Technologies, Inc. *	11,900	395,675
United States Lime & Minerals, Inc.	3,900	291,408
US Concrete, Inc. *	27,800	1,624,910
Valhi, Inc.	49,094	407,480
Verso Corp., Class A *	64,300	1,161,258
Warrior Met Coal, Inc. (a)	59,400	1,381,050
Worthington Industries, Inc.	78,517	3,496,362
		162,742,028

Media 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	98,300	1,715,335
Beasley Broadcasting Group, Inc., Class A	9,000	102,150
Central European Media Enterprises Ltd., Class A *	144,400	613,700
Clear Channel Outdoor Holdings, Inc., Class A	61,800	296,640
Daily Journal Corp. *	2,000	453,100
Emerald Expositions Events, Inc.	32,400	624,348
Entercom Communications Corp., Class A	227,300	2,307,095
Entravision Communications Corp., Class A	121,900	566,835
Eros International plc *(a)	53,990	577,693
Fluent, Inc. *(a)	42,800	117,700
Gannett Co., Inc.	205,400	1,986,218
Global Eagle Entertainment, Inc. *(a)	77,200	90,324
Gray Television, Inc. *	140,993	1,593,221
Hemisphere Media Group, Inc. *	29,200	318,280
IMAX Corp. *	99,700	2,313,040
Liberty Media Corp. - Liberty Braves, Class A *	17,700	388,869
Liberty Media Corp. - Liberty Braves, Class C *	59,500	1,311,380
Loral Space & Communications, Inc. *	22,600	878,010
MDC Partners, Inc., Class A *	98,180	741,259
Meredith Corp.	70,000	3,626,000
MSG Networks, Inc., Class A *	106,600	2,185,300
National CineMedia, Inc.	120,800	690,976
New Media Investment Group, Inc.	92,582	1,535,010
Nexstar Media Group, Inc., Class A	78,298	4,874,050
Reading International, Inc., Class A *	31,200	478,296
Saga Communications, Inc., Class A	6,400	237,440
Salem Media Group, Inc.	21,000	66,150
Scholastic Corp.	50,869	2,105,977
Sinclair Broadcast Group, Inc., Class A	126,502	3,586,332
The E.W. Scripps Co., Class A	99,771	1,110,451
Security	Number of Shares	Value ($)
The Marcus Corp.	33,300	992,340
The New York Times Co., Class A	223,651	5,244,616
Townsquare Media, Inc., Class A	20,100	153,162
tronc, Inc. *	35,817	657,600
WideOpenWest, Inc. *	48,300	305,739
World Wrestling Entertainment, Inc., Class A	76,200	3,031,998
		47,876,634

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abeona Therapeutics, Inc. *(a)	54,400	949,280
Accelerate Diagnostics, Inc. *(a)	45,100	1,001,220
Acceleron Pharma, Inc. *	66,227	2,311,985
Achaogen, Inc. *(a)	67,100	960,201
Achillion Pharmaceuticals, Inc. *	241,489	910,414
Aclaris Therapeutics, Inc. *	39,900	708,225
Acorda Therapeutics, Inc. *	77,539	1,791,151
Adamas Pharmaceuticals, Inc. *	30,572	922,969
Aduro Biotech, Inc. *	83,681	577,399
Advaxis, Inc. *	53,411	85,458
Aerie Pharmaceuticals, Inc. *	59,944	3,069,133
Agenus, Inc. *	145,554	499,250
Aileron Therapeutics, Inc. *	8,400	42,672
Aimmune Therapeutics, Inc. *	63,400	1,967,936
Akcea Therapeutics, Inc. *(a)	29,600	772,856
Akebia Therapeutics, Inc. *	84,947	782,362
Alder Biopharmaceuticals, Inc. *	111,946	1,589,633
Allena Pharmaceuticals, Inc. *	8,700	124,671
AMAG Pharmaceuticals, Inc. *	61,431	1,262,407
Amicus Therapeutics, Inc. *	334,504	4,733,232
Amphastar Pharmaceuticals, Inc. *	63,026	1,203,166
AnaptysBio, Inc. *	32,150	3,015,027
Anavex Life Sciences Corp. *(a)	76,200	173,736
ANI Pharmaceuticals, Inc. *	13,500	801,225
Apellis Pharmaceuticals, Inc. *	21,500	518,365
Aratana Therapeutics, Inc. *	80,000	412,000
Ardelyx, Inc. *	64,340	308,832
Arena Pharmaceuticals, Inc. *	84,460	3,364,886
ARMO BioSciences, Inc. *	12,200	324,764
Array BioPharma, Inc. *	355,879	4,825,719
Arsanis, Inc. *	8,700	174,261
Assembly Biosciences, Inc. *	28,700	1,247,876
Asterias Biotherapeutics, Inc. *(a)	45,825	57,281
Atara Biotherapeutics, Inc. *	57,943	2,338,000
Athenex, Inc. *	13,200	211,332
Athersys, Inc. *(a)	166,300	334,263
Audentes Therapeutics, Inc. *	35,500	1,326,280
Avexis, Inc. *	50,100	10,654,266
Axovant Sciences Ltd. *	58,100	62,167
Bellicum Pharmaceuticals, Inc. *	47,900	320,451
BioCryst Pharmaceuticals, Inc. *	184,300	906,756
Biohaven Pharmaceutical Holding Co., Ltd. *	56,000	1,632,960
BioSpecifics Technologies Corp. *	9,100	386,022
BioTime, Inc. *	143,800	310,608
Bluebird Bio, Inc. *	87,200	14,837,080
Blueprint Medicines Corp. *	75,664	5,804,942
Calithera Biosciences, Inc. *	64,800	398,520
Calyxt, Inc. *(a)	8,800	147,928
Cambrex Corp. *	57,200	3,028,740
Cara Therapeutics, Inc. *(a)	46,217	572,166
Catalent, Inc. *	240,399	9,882,803
Catalyst Pharmaceuticals, Inc. *	156,700	438,760
Celcuity, Inc. *	3,000	57,810
Celldex Therapeutics, Inc. *	229,300	169,682
ChemoCentryx, Inc. *	43,100	471,083
Chimerix, Inc. *	78,386	359,008

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clearside Biomedical, Inc. *	38,600	470,148
Clovis Oncology, Inc. *	78,500	3,405,330
Codexis, Inc. *	72,000	810,000
Coherus Biosciences, Inc. *	67,661	818,698
Collegium Pharmaceutical, Inc. *	45,036	1,065,101
Conatus Pharmaceuticals, Inc. *	44,200	150,722
Concert Pharmaceuticals, Inc. *	32,122	586,226
Corbus Pharmaceuticals Holdings, Inc. *(a)	81,800	486,710
Corcept Therapeutics, Inc. *	165,706	2,763,976
Corium International, Inc. *	33,100	327,028
Corvus Pharmaceuticals, Inc. *	17,500	168,000
Cue Biopharma, Inc. *	16,300	179,952
Curis, Inc. *	222,354	118,693
Cytokinetics, Inc. *	71,200	590,960
CytomX Therapeutics, Inc. *	51,400	1,351,820
Deciphera Pharmaceuticals, Inc. *	13,600	305,184
Denali Therapeutics, Inc. *(a)	28,900	534,072
Depomed, Inc. *	99,800	626,744
Dermira, Inc. *	68,500	624,035
Dova Pharmaceuticals, Inc. *(a)	13,500	388,935
Durect Corp. *	263,476	534,856
Dynavax Technologies Corp. *	108,200	1,833,990
Eagle Pharmaceuticals, Inc. *	13,524	703,383
Edge Therapeutics, Inc. *	32,800	36,080
Editas Medicine, Inc. *	65,400	2,053,560
Emergent BioSolutions, Inc. *	59,200	3,070,112
Enanta Pharmaceuticals, Inc. *	27,222	2,533,007
Enzo Biochem, Inc. *	80,600	483,600
Epizyme, Inc. *	87,059	1,118,708
Esperion Therapeutics, Inc. *	30,170	2,112,202
Evolus, Inc. *	9,200	63,020
Exact Sciences Corp. *	209,762	10,490,198
Fate Therapeutics, Inc. *	85,500	863,550
FibroGen, Inc. *	124,209	5,645,299
Five Prime Therapeutics, Inc. *	58,700	983,225
Flexion Therapeutics, Inc. *(a)	58,543	1,458,892
Fluidigm Corp. *	65,800	388,220
Fortress Biotech, Inc. *(a)	56,900	227,600
Foundation Medicine, Inc. *	26,000	1,985,100
G1 Therapeutics, Inc. *	23,900	916,565
Genocea Biosciences, Inc. *	168,200	161,472
Genomic Health, Inc. *	34,200	1,085,166
Geron Corp. *(a)	272,300	1,012,956
Global Blood Therapeutics, Inc. *	70,600	3,116,990
Halozyme Therapeutics, Inc. *	215,200	4,073,736
Heron Therapeutics, Inc. *	96,060	2,910,618
Horizon Pharma plc *	290,000	3,839,600
Idera Pharmaceuticals, Inc. *	287,929	440,531
Immune Design, Corp. *	54,543	201,809
ImmunoGen, Inc. *	177,500	1,950,725
Immunomedics, Inc. *	184,800	3,365,208
Impax Laboratories, Inc. *	129,300	2,430,840
Innoviva, Inc. *	135,700	1,967,650
Inovio Pharmaceuticals, Inc. *	142,462	625,408
Insmed, Inc. *	138,614	3,372,479
Insys Therapeutics, Inc. *(a)	42,679	299,180
Intellia Therapeutics, Inc. *	28,100	562,562
Intersect ENT, Inc. *	48,268	1,928,307
Intra-Cellular Therapies, Inc. *	75,900	1,322,178
Invitae Corp. *	73,300	405,349
Iovance Biotherapeutics, Inc. *	135,972	1,971,594
Ironwood Pharmaceuticals, Inc. *	239,700	4,343,364
Jounce Therapeutics, Inc. *	24,200	498,278
Kala Pharmaceuticals, Inc. *	25,500	383,010
Karyopharm Therapeutics, Inc. *	64,663	845,792
Keryx Biopharmaceuticals, Inc. *(a)	147,234	652,247
Kindred Biosciences, Inc. *	42,100	385,215
Security	Number of Shares	Value ($)
Kura Oncology, Inc. *	39,100	592,365
La Jolla Pharmaceutical Co. *	30,279	878,697
Lannett Co., Inc. *(a)	54,200	845,520
Lexicon Pharmaceuticals, Inc. *	74,300	612,975
Ligand Pharmaceuticals, Inc. *	36,943	5,720,624
Loxo Oncology, Inc. *	40,800	5,137,128
Luminex Corp.	71,200	1,520,120
MacroGenics, Inc. *	58,549	1,350,140
Madrigal Pharmaceuticals, Inc. *	8,400	950,544
Matinas BioPharma Holdings, Inc. *	89,500	39,666
MediciNova, Inc. *(a)	68,800	775,376
Medpace Holdings, Inc. *	16,700	617,733
Melinta Therapeutics, Inc. *	27,620	187,816
Menlo Therapeutics, Inc. *	11,300	90,513
Merrimack Pharmaceuticals, Inc.	25,740	218,275
Mersana Therapeutics, Inc. *	20,300	345,506
MiMedx Group, Inc. *(a)	182,550	1,498,735
Minerva Neurosciences, Inc. *	47,300	309,815
Miragen Therapeutics, Inc. *	34,900	239,414
Momenta Pharmaceuticals, Inc. *	132,486	2,755,709
MyoKardia, Inc. *	35,500	1,753,700
Myriad Genetics, Inc. *	116,386	3,292,560
NanoString Technologies, Inc. *	36,400	345,800
NantKwest, Inc. *(a)	57,600	224,640
Natera, Inc. *	58,700	653,331
Nektar Therapeutics *	268,971	22,502,114
NeoGenomics, Inc. *	105,288	1,008,659
Neos Therapeutics, Inc. *	43,700	362,710
NewLink Genetics Corp. *	49,100	223,896
Novavax, Inc. *	572,521	893,133
Novelion Therapeutics, Inc. *	25,900	111,111
Nymox Pharmaceutical Corp. *(a)	50,400	206,136
Ocular Therapeutix, Inc. *	53,570	336,955
Odonate Therapeutics, Inc. *(a)	12,100	255,068
Omeros Corp. *(a)	82,600	1,185,310
Oncocyte Corp. *(a)	6,600	14,190
Optinose, Inc. *(a)	8,700	186,180
Organovo Holdings, Inc. *(a)	154,441	191,507
Otonomy, Inc. *	48,000	180,000
Ovid therapeutics, Inc. *	22,600	214,248
Pacific Biosciences of California, Inc. *	215,300	555,474
Pacira Pharmaceuticals, Inc. *	71,500	2,366,650
Paratek Pharmaceuticals, Inc. *	43,508	465,536
PDL BioPharma, Inc. *	292,600	854,392
Phibro Animal Health Corp., Class A	35,400	1,497,420
Pieris Pharmaceuticals, Inc. *	71,400	454,818
Portola Pharmaceuticals, Inc. *	102,400	3,699,712
PRA Health Sciences, Inc. *	89,400	7,345,998
Prestige Brands Holdings, Inc. *	97,000	2,855,680
Progenics Pharmaceuticals, Inc. *	123,000	800,730
Protagonist Therapeutics, Inc. *	19,300	166,752
Prothena Corp. plc *	69,253	831,036
PTC Therapeutics, Inc. *	71,136	1,972,601
Puma Biotechnology, Inc. *	52,700	3,359,625
Quanterix Corp. *	8,900	150,855
Ra Pharmaceuticals, Inc. *	32,800	199,096
Radius Health, Inc. *	67,914	2,051,003
Reata Pharmaceuticals, Inc., Class A *(a)	19,800	523,512
Recro Pharma, Inc. *	25,500	310,080
REGENXBIO, Inc. *	49,600	1,852,560
Repligen Corp. *	66,900	2,475,300
resTORbio, Inc. *(a)	11,700	105,300
Retrophin, Inc. *	71,593	1,796,984
Revance Therapeutics, Inc. *	47,508	1,327,849
Rhythm Pharmaceuticals, Inc. *	13,800	327,198
Rigel Pharmaceuticals, Inc. *	252,300	910,803
Sage Therapeutics, Inc. *	75,095	10,807,672
Sangamo Therapeutics, Inc. *	150,900	2,384,220

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	108,900	8,315,604
scPharmaceuticals, Inc. *	13,400	133,598
Selecta Biosciences, Inc. *(a)	24,600	288,312
Seres Therapeutics, Inc. *	34,800	266,916
Sienna Biopharmaceuticals, Inc. *	26,900	515,942
Solid Biosciences, Inc. *	16,200	231,984
Spark Therapeutics, Inc. *	48,900	3,732,048
Spectrum Pharmaceuticals, Inc. *	157,900	2,513,768
Spero Therapeutics, Inc. *	9,800	118,678
Stemline Therapeutics, Inc. *	47,500	817,000
Strongbridge Biopharma plc *	58,000	443,700
Supernus Pharmaceuticals, Inc. *	86,700	4,066,230
Syndax Pharmaceuticals, Inc. *	24,400	254,736
Syneos Health, Inc. *	98,700	3,760,470
Synergy Pharmaceuticals, Inc. *(a)	420,300	655,668
Syros Pharmaceuticals, Inc. *	29,000	353,800
Teligent, Inc. *(a)	74,300	222,900
Tetraphase Pharmaceuticals, Inc. *	90,353	290,937
TG Therapeutics, Inc. *	92,650	1,329,527
The Medicines Co. *	124,528	3,747,048
TherapeuticsMD, Inc. *(a)	295,355	1,624,452
Theravance Biopharma, Inc. *(a)	76,100	1,831,727
Tocagen, Inc. *	29,900	276,575
Trevena, Inc. *	121,834	226,611
Ultragenyx Pharmaceutical, Inc. *	78,641	3,998,108
Vanda Pharmaceuticals, Inc. *	79,600	1,110,420
VBI Vaccines, Inc. *	58,200	182,166
Veracyte, Inc. *	45,400	275,124
Versartis, Inc. *	75,800	113,700
Voyager Therapeutics, Inc. *	28,100	510,296
vTv Therapeutics, Inc., Class A *(a)	12,200	21,838
WaVe Life Sciences Ltd. *	20,700	920,115
XBiotech, Inc. *	40,600	195,286
Xencor, Inc. *	67,128	1,946,041
ZIOPHARM Oncology, Inc. *(a)	236,064	996,190
Zogenix, Inc. *	60,225	2,366,842
Zynerba Pharmaceuticals, Inc. *(a)	19,200	197,184
		353,695,300

Real Estate 6.4%
Acadia Realty Trust	147,857	3,489,425
Agree Realty Corp.	50,700	2,478,216
Alexander & Baldwin, Inc.	122,896	2,814,318
Alexander's, Inc.	3,741	1,471,522
Altisource Portfolio Solutions S.A. *(a)	18,887	517,126
American Assets Trust, Inc.	73,200	2,457,324
Americold Realty Trust	97,900	2,017,719
Armada Hoffler Properties, Inc.	81,900	1,111,383
Ashford Hospitality Trust, Inc.	143,482	987,156
Bluerock Residential Growth REIT, Inc.	41,408	372,258
Braemar Hotels & Resorts, Inc.	52,487	545,865
CareTrust REIT, Inc.	135,765	1,793,456
CatchMark Timber Trust, Inc., Class A	77,809	1,014,629
CBL & Associates Properties, Inc.	291,400	1,218,052
Cedar Realty Trust, Inc.	148,800	578,832
Chatham Lodging Trust	79,734	1,518,933
Chesapeake Lodging Trust	106,085	3,133,751
City Office REIT, Inc.	56,500	642,970
Clipper Realty, Inc.	26,300	215,397
Community Healthcare Trust, Inc.	29,500	752,250
Consolidated-Tomoka Land Co.	7,600	467,552
CorEnergy Infrastructure Trust, Inc.	19,500	751,530
Cousins Properties, Inc.	744,907	6,622,223
DiamondRock Hospitality Co.	357,717	3,952,773
Easterly Government Properties, Inc.	76,500	1,576,665
EastGroup Properties, Inc.	60,190	5,403,858
Education Realty Trust, Inc.	136,813	4,502,516
Security	Number of Shares	Value ($)
Farmland Partners, Inc. (a)	59,300	451,866
First Industrial Realty Trust, Inc.	215,137	6,692,912
Forestar Group, Inc. *(a)	18,000	392,400
Four Corners Property Trust, Inc.	111,100	2,517,526
Franklin Street Properties Corp.	191,765	1,491,932
Front Yard Residential Corp.	87,800	862,196
FRP Holdings, Inc. *	12,700	730,250
Getty Realty Corp.	57,159	1,431,833
Gladstone Commercial Corp.	45,800	794,172
Global Medical REIT, Inc. (a)	28,400	221,236
Global Net Lease, Inc.	117,933	2,194,733
Government Properties Income Trust	171,947	2,147,618
Gramercy Property Trust	285,522	6,709,767
Griffin Industrial Realty, Inc.	1,200	44,520
Healthcare Realty Trust, Inc.	220,881	6,147,118
Hersha Hospitality Trust	71,125	1,335,727
HFF, Inc., Class A	65,800	2,312,212
Independence Realty Trust, Inc.	146,758	1,379,525
Industrial Logistics Properties Trust	38,400	787,968
InfraREIT, Inc. *	77,000	1,640,870
Investors Real Estate Trust	212,002	1,129,971
iStar, Inc. *	121,600	1,233,024
Jernigan Capital, Inc.	24,300	466,560
Kennedy-Wilson Holdings, Inc.	217,287	4,117,589
Kite Realty Group Trust	145,739	2,145,278
LaSalle Hotel Properties	203,779	6,025,745
Lexington Realty Trust	381,474	3,067,051
LTC Properties, Inc.	70,251	2,539,574
Mack-Cali Realty Corp.	162,800	2,795,276
Marcus & Millichap, Inc. *	27,979	955,763
Maui Land & Pineapple Co., Inc. *	11,100	118,215
MedEquities Realty Trust, Inc.	49,700	506,443
Monmouth Real Estate Investment Corp.	135,000	2,110,050
National Health Investors, Inc.	71,668	4,892,774
National Storage Affiliates Trust	87,821	2,311,449
New Senior Investment Group, Inc.	139,269	1,200,499
Newmark Group, Inc., Class A *	39,000	588,900
NexPoint Residential Trust, Inc.	30,956	829,311
NorthStar Realty Europe Corp.	97,800	1,418,100
One Liberty Properties, Inc.	26,400	627,264
Pebblebrook Hotel Trust	122,000	4,268,780
Pennsylvania Real Estate Investment Trust	125,367	1,213,552
Physicians Realty Trust	323,150	4,827,861
PotlatchDeltic Corp.	107,520	5,574,912
Preferred Apartment Communities, Inc., Class A	64,297	945,809
PS Business Parks, Inc.	35,438	4,085,293
QTS Realty Trust, Inc., Class A	88,287	3,124,477
Quality Care Properties, Inc. *	169,600	3,726,112
Rafael Holdings, Inc., Class B *	14,250	116,850
RAIT Financial Trust	159,900	28,990
Ramco-Gershenson Properties Trust	133,821	1,599,161
RE/MAX Holdings, Inc., Class A	31,400	1,700,310
Redfin Corp. *(a)	106,400	2,276,960
Retail Opportunity Investments Corp.	194,847	3,351,368
Rexford Industrial Realty, Inc.	138,316	4,225,554
RLJ Lodging Trust	304,384	6,322,056
Ryman Hospitality Properties, Inc.	79,285	6,214,358
Sabra Health Care REIT, Inc.	318,017	5,822,891
Safety Income and Growth, Inc.	19,200	344,640
Saul Centers, Inc.	19,100	913,935
Select Income REIT	111,628	2,116,467
Seritage Growth Properties, Class A (a)	45,000	1,600,650
STAG Industrial, Inc.	168,700	4,144,959
Stratus Properties, Inc. *	9,200	287,500
Summit Hotel Properties, Inc.	186,300	2,697,624
Sunstone Hotel Investors, Inc.	405,054	6,318,842
Tejon Ranch Co. *	33,492	814,860

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Terreno Realty Corp.	98,300	3,651,845
The GEO Group, Inc.	216,820	4,878,450
The RMR Group, Inc., Class A	13,219	983,494
The St. Joe Co. *	81,500	1,405,875
Tier REIT, Inc.	87,000	1,653,870
Transcontinental Realty Investors, Inc. *(a)	2,800	122,752
Trinity Place Holdings, Inc. *	32,544	213,163
UMH Properties, Inc.	53,200	719,796
Universal Health Realty Income Trust	22,644	1,357,055
Urban Edge Properties	182,887	3,761,986
Urstadt Biddle Properties, Inc., Class A	50,974	1,012,853
Washington Prime Group, Inc.	327,300	2,117,631
Washington Real Estate Investment Trust	141,582	4,066,235
Whitestone REIT	63,400	687,890
Xenia Hotels & Resorts, Inc.	192,662	3,966,911
		241,037,493

Retailing 3.0%
1-800-FLOWERS.COM, Inc., Class A *	46,800	594,360
Aaron's, Inc.	113,400	4,736,718
Abercrombie & Fitch Co., Class A	124,163	3,181,056
America's Car-Mart, Inc. *	12,600	671,580
American Eagle Outfitters, Inc.	287,315	5,941,674
Asbury Automotive Group, Inc. *	32,785	2,198,234
Ascena Retail Group, Inc. *	314,263	697,664
At Home Group, Inc. *	21,900	770,661
Barnes & Noble Education, Inc. *	71,495	514,049
Barnes & Noble, Inc.	103,910	576,701
Big 5 Sporting Goods Corp. (a)	32,284	271,186
Big Lots, Inc.	75,710	3,213,890
Boot Barn Holdings, Inc. *	34,011	665,595
Build-A-Bear Workshop, Inc. *	25,700	233,870
Caleres, Inc.	74,875	2,450,659
Camping World Holdings, Inc., Class A	55,600	1,591,828
Carvana Co. *(a)	44,200	1,158,482
Chico's FAS, Inc.	227,151	2,255,609
Citi Trends, Inc.	24,846	761,033
Conn's, Inc. *	35,400	902,700
Core-Mark Holding Co., Inc.	81,682	1,683,466
Dillard's, Inc., Class A (a)	24,300	1,811,565
DSW, Inc., Class A	114,400	2,551,120
Duluth Holdings, Inc., Class B *(a)	16,700	289,745
Express, Inc. *	146,398	1,147,760
Five Below, Inc. *	96,400	6,806,804
Francesca's Holdings Corp. *	79,500	393,525
Fred's, Inc., Class A (a)	60,300	144,419
FTD Cos., Inc. *	28,097	180,945
Funko, Inc., Class A *(a)	27,600	242,604
Gaia, Inc. *	13,500	204,525
Genesco, Inc. *	34,844	1,489,581
GNC Holdings, Inc., Class A *(a)	110,000	390,500
Group 1 Automotive, Inc.	34,500	2,254,575
Groupon, Inc. *	607,100	2,816,944
Guess?, Inc.	105,200	2,450,108
Haverty Furniture Cos., Inc.	34,900	633,435
Hibbett Sports, Inc. *	35,775	973,080
Hudson Ltd., Class A *	68,600	1,017,338
J. Jill, Inc. *	30,400	155,344
J.C. Penney Co., Inc. *(a)	552,800	1,608,648
Kirkland's, Inc. *	27,800	294,402
Lands' End, Inc. *(a)	24,200	468,270
Liberty TripAdvisor Holdings, Inc., Class A *	129,111	1,187,821
Lithia Motors, Inc., Class A	41,837	4,010,495
Lumber Liquidators Holdings, Inc. *	51,998	1,251,592
MarineMax, Inc. *	39,700	857,520
Monro, Inc.	56,346	3,152,559
Security	Number of Shares	Value ($)
National Vision Holdings, Inc. *	53,500	1,780,480
Nutrisystem, Inc.	52,048	1,509,392
Office Depot, Inc.	911,600	2,087,564
Ollie's Bargain Outlet Holdings, Inc. *	84,000	5,224,800
Overstock.com, Inc. *(a)	30,300	1,154,430
Party City Holdco, Inc. *	66,516	1,047,627
PetMed Express, Inc.	34,400	1,151,024
Pier 1 Imports, Inc.	144,900	323,127
Rent-A-Center, Inc. (a)	78,485	793,483
RH *	36,041	3,440,113
Sears Holdings Corp. *	21,700	64,883
Shoe Carnival, Inc.	19,750	481,308
Shutterfly, Inc. *	58,247	4,713,347
Sleep Number Corp. *	69,512	1,969,970
Sonic Automotive, Inc., Class A	46,274	916,225
Sportsman's Warehouse Holdings, Inc. *	60,200	300,398
Tailored Brands, Inc.	87,969	2,775,422
The Buckle, Inc. (a)	50,064	1,153,975
The Cato Corp., Class A	40,904	663,054
The Children's Place, Inc.	30,490	3,888,999
The Container Store Group, Inc. *	29,700	185,031
The Finish Line, Inc., Class A	68,919	935,231
Tile Shop Holdings, Inc.	70,800	484,980
Tilly's, Inc., Class A	28,900	323,969
Vitamin Shoppe, Inc. *	40,000	198,000
Weyco Group, Inc.	12,400	455,080
Winmark Corp.	4,000	521,200
Zumiez, Inc. *	33,700	788,580
		113,187,931

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	69,937	4,164,748
Alpha & Omega Semiconductor Ltd. *	32,200	488,152
Ambarella, Inc. *	57,500	2,678,925
Amkor Technology, Inc. *	178,718	1,479,785
Aquantia Corp. *(a)	16,200	191,322
Axcelis Technologies, Inc. *	55,300	1,216,600
AXT, Inc. *	64,000	374,400
Brooks Automation, Inc.	124,031	3,085,891
Cabot Microelectronics Corp.	45,100	4,575,395
CEVA, Inc. *	39,036	1,272,574
Cirrus Logic, Inc. *	114,500	4,175,815
Cohu, Inc.	47,600	1,018,640
Cree, Inc. *	173,500	6,475,020
CyberOptics Corp. *	12,100	184,525
Diodes, Inc. *	70,881	2,023,652
DSP Group, Inc. *	39,600	473,220
Entegris, Inc.	253,600	8,165,920
FormFactor, Inc. *	129,991	1,491,647
GSI Technology, Inc. *	25,700	188,381
Ichor Holdings Ltd. *	31,100	687,310
Impinj, Inc. *(a)	30,100	369,929
Inphi Corp. *	75,633	2,161,591
Integrated Device Technology, Inc. *	239,489	6,664,979
Kopin Corp. *	118,000	390,580
Lattice Semiconductor Corp. *	228,700	1,239,554
MACOM Technology Solutions Holdings, Inc. *(a)	70,590	1,173,206
MaxLinear, Inc. *	111,160	2,482,203
MKS Instruments, Inc.	96,189	9,849,753
Monolithic Power Systems, Inc.	71,400	8,360,940
Nanometrics, Inc. *	42,300	1,049,886
NeoPhotonics Corp. *(a)	57,163	293,818
NVE Corp.	8,500	718,845
PDF Solutions, Inc. *	48,400	539,660
Photronics, Inc. *	119,837	916,753
Pixelworks, Inc. *	52,300	223,844

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Power Integrations, Inc.	51,062	3,462,004
Rambus, Inc. *	192,700	2,601,450
Rudolph Technologies, Inc. *	57,700	1,462,695
Semtech Corp. *	116,929	4,595,310
Sigma Designs, Inc. *	68,458	431,285
Silicon Laboratories, Inc. *	75,250	6,990,725
SMART Global Holdings, Inc. *	16,900	661,635
SunPower Corp. *(a)	101,400	864,942
Synaptics, Inc. *	61,900	2,693,888
Ultra Clean Holdings, Inc. *	67,200	1,176,672
Veeco Instruments, Inc. *	86,055	1,329,550
Xcerra Corp. *	101,900	1,230,952
Xperi Corp.	87,659	1,928,498
		110,277,069

Software & Services 9.7%
2U, Inc. *	85,058	6,846,318
8x8, Inc. *	158,600	3,211,650
A10 Networks, Inc. *	92,019	561,316
ACI Worldwide, Inc. *	209,852	4,879,059
Acxiom Corp. *	142,000	3,689,160
Agilysys, Inc. *	24,000	282,720
Alarm.com Holdings, Inc. *	38,000	1,534,440
Alteryx, Inc., Class A *	42,300	1,321,875
Amber Road, Inc. *	30,900	286,134
American Software, Inc., Class A	45,000	574,200
Appfolio, Inc., Class A *	16,800	805,560
Apptio, Inc., Class A *	39,600	1,168,596
Aspen Technology, Inc. *	130,899	11,486,387
Benefitfocus, Inc. *	30,190	911,738
Blackbaud, Inc.	84,769	8,897,354
Blackhawk Network Holdings, Inc. *	98,102	4,404,780
Blackline, Inc. *	49,800	2,061,720
Blucora, Inc. *	77,400	2,012,400
Bottomline Technologies de, Inc. *	71,300	2,817,776
Box, Inc., Class A *	144,600	3,305,556
Brightcove, Inc. *	61,800	596,370
CACI International, Inc., Class A *	43,658	6,594,541
Carbonite, Inc. *	44,800	1,393,280
Cardlytics, Inc. *	9,800	137,396
Cardtronics plc, Class A *	81,900	2,149,875
Care.com, Inc. *	23,800	371,280
Cars.com, Inc. *	127,000	3,616,960
Cass Information Systems, Inc.	21,114	1,276,975
ChannelAdvisor Corp. *	44,100	586,530
Cloudera, Inc. *	176,600	2,516,550
CommerceHub, Inc., Series A *	26,300	596,221
CommerceHub, Inc., Series C *	53,200	1,206,044
CommVault Systems, Inc. *	69,447	4,857,818
Convergys Corp.	165,600	3,868,416
Cornerstone OnDemand, Inc. *	95,000	4,192,350
Coupa Software, Inc. *	57,200	2,652,364
CSG Systems International, Inc.	60,500	2,588,795
DHI Group, Inc. *	127,700	178,780
Digimarc Corp. *	17,200	496,220
Ebix, Inc.	42,300	3,278,250
Ellie Mae, Inc. *	60,500	5,860,635
Endurance International Group Holdings, Inc. *	96,802	711,495
Envestnet, Inc. *	77,354	4,200,322
EPAM Systems, Inc. *	88,983	10,175,206
Etsy, Inc. *	214,063	6,409,046
Everbridge, Inc. *	31,300	1,169,055
Everi Holdings, Inc. *	117,100	750,611
EVERTEC, Inc.	108,900	1,987,425
ExlService Holdings, Inc. *	58,292	3,369,861
Fair Isaac Corp. *	53,391	9,246,253
Security	Number of Shares	Value ($)
Five9, Inc. *	93,800	2,754,906
ForeScout Technologies, Inc. *	11,000	351,890
Glu Mobile, Inc. *	195,358	855,668
Gogo, Inc. *(a)	100,600	947,652
GrubHub, Inc. *	153,076	15,482,107
GTT Communications, Inc. *	54,743	2,630,401
Hortonworks, Inc. *	91,500	1,549,095
HubSpot, Inc. *	61,989	6,564,635
Imperva, Inc. *	61,542	2,754,005
Information Services Group, Inc. *	70,400	305,536
Instructure, Inc. *	38,800	1,573,340
Internap Corp. *	41,275	487,458
j2 Global, Inc.	83,428	6,622,515
Leaf Group Ltd. *	24,000	176,400
Limelight Networks, Inc. *	161,700	834,372
Liquidity Services, Inc. *	47,500	306,375
LivePerson, Inc. *	97,300	1,634,640
Majesco *	9,500	48,070
ManTech International Corp., Class A	46,300	2,735,867
MAXIMUS, Inc.	115,517	7,812,415
MicroStrategy, Inc., Class A *	17,162	2,187,469
MINDBODY, Inc., Class A *	75,800	3,005,470
Mitek Systems, Inc. *	51,600	399,900
MobileIron, Inc. *	112,536	523,292
Model N, Inc. *	42,600	730,590
MoneyGram International, Inc. *	53,700	469,338
Monotype Imaging Holdings, Inc.	76,200	1,687,830
MuleSoft, Inc., Class A *	43,700	1,948,146
New Relic, Inc. *	54,800	3,829,972
NIC, Inc.	111,900	1,661,715
Nutanix, Inc., Class A *	195,900	9,910,581
Okta, Inc. *	34,700	1,485,507
Ominto, Inc. *(a)	24,500	71,295
Park City Group, Inc. *(a)	25,000	197,500
Paycom Software, Inc. *	88,107	10,062,700
Paylocity Holding Corp. *	46,745	2,553,679
Pegasystems, Inc.	64,900	3,962,145
Perficient, Inc. *	61,997	1,533,186
Presidio, Inc. *	55,400	848,728
Progress Software Corp.	82,220	3,036,385
Proofpoint, Inc. *	77,900	9,187,526
PROS Holdings, Inc. *	47,600	1,405,152
Q2 Holdings, Inc. *	56,693	2,792,130
QAD, Inc., Class A	17,400	781,260
Qualys, Inc. *	57,026	4,388,151
QuinStreet, Inc. *	65,600	737,344
Quotient Technology, Inc. *	133,932	1,794,689
Rapid7, Inc. *	48,700	1,375,288
RealNetworks, Inc. *	38,000	135,660
RealPage, Inc. *	104,100	5,569,350
Reis, Inc.	15,200	319,200
RingCentral, Inc., Class A *	115,868	7,768,949
Rosetta Stone, Inc. *	31,000	431,210
SailPoint Technologies Holding, Inc. *	40,000	963,600
Science Applications International Corp.	76,684	6,578,720
SecureWorks Corp., Class A *	19,500	212,940
SendGrid, Inc. *	17,000	490,620
ServiceSource International, Inc. *	127,100	481,709
Shutterstock, Inc. *	32,460	1,367,864
SPS Commerce, Inc. *	30,200	2,070,814
Stamps.com, Inc. *	29,200	6,650,300
StarTek, Inc. *	17,100	151,164
Sykes Enterprises, Inc. *	70,593	2,030,255
Synchronoss Technologies, Inc. *	71,762	803,734
Syntel, Inc. *	60,417	1,744,843
TechTarget, Inc. *	37,200	775,620
Telenav, Inc. *	53,800	277,070
The Hackett Group, Inc.	41,600	674,336

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Meet Group, Inc. *	121,200	288,456
The Rubicon Project, Inc. *	92,361	201,347
The Trade Desk, Inc., Class A *	42,600	2,179,842
Tintri, Inc. *(a)	52,500	59,325
TiVo Corp.	215,009	3,042,377
Travelport Worldwide Ltd.	221,562	3,797,573
TrueCar, Inc. *	123,959	1,227,194
TTEC Holdings, Inc.	24,800	793,600
Tucows, Inc., Class A *(a)	16,300	1,030,975
Twilio, Inc., Class A *	111,300	4,697,973
Unisys Corp. *	92,750	1,038,800
Upland Software, Inc. *	15,900	432,003
Varonis Systems, Inc. *	34,600	2,261,110
VASCO Data Security International, Inc. *	54,200	840,100
Verint Systems, Inc. *	113,360	4,772,456
Veritone, Inc. *(a)	11,500	238,165
VirnetX Holding Corp. *(a)	88,200	194,040
Virtusa Corp. *	47,900	2,305,906
Web.com Group, Inc. *	68,300	1,270,380
Workiva, Inc. *	48,600	1,093,500
XO Group, Inc. *	44,100	956,088
Yelp, Inc. *	143,000	6,413,550
Yext, Inc. *	46,600	621,644
Zendesk, Inc. *	177,594	8,657,707
Zix Corp. *	88,900	448,945
		365,448,992

Technology Hardware & Equipment 4.6%
3D Systems Corp. *(a)	194,500	1,952,780
Acacia Communications, Inc. *	35,000	985,250
ADTRAN, Inc.	84,800	1,242,320
Aerohive Networks, Inc. *	58,800	239,316
Akoustis Technologies, Inc. *(a)	21,100	106,977
Anixter International, Inc. *	51,824	3,052,434
Applied Optoelectronics, Inc. *(a)	35,500	1,134,580
Avid Technology, Inc. *	63,042	282,428
AVX Corp.	82,554	1,218,497
Badger Meter, Inc.	50,680	2,151,366
Bel Fuse, Inc., Class B	17,600	340,560
Belden, Inc.	74,508	4,589,693
Benchmark Electronics, Inc.	89,594	2,356,322
CalAmp Corp. *	60,500	1,194,875
Calix, Inc. *	84,800	563,920
Casa Systems, Inc. *(a)	12,500	292,375
Ciena Corp. *	256,474	6,604,205
Clearfield, Inc. *	21,200	258,640
Comtech Telecommunications Corp.	41,600	1,272,544
Control4 Corp. *	48,900	1,019,076
CPI Card Group, Inc. (a)	7,300	18,761
Cray, Inc. *	70,800	1,688,580
CTS Corp.	57,200	1,713,140
Daktronics, Inc.	59,300	534,293
Diebold Nixdorf, Inc.	132,133	2,028,241
Digi International, Inc. *	53,700	617,550
Eastman Kodak Co. *(a)	32,400	160,380
Electro Scientific Industries, Inc. *	61,400	1,105,200
Electronics For Imaging, Inc. *	80,188	2,221,208
EMCORE Corp. *	50,590	227,655
ePlus, Inc. *	23,100	1,844,535
Extreme Networks, Inc. *	201,700	2,158,190
Fabrinet *	65,100	1,836,471
FARO Technologies, Inc. *	29,700	1,499,850
Finisar Corp. *	204,000	3,178,320
Fitbit, Inc., Class A *	344,000	1,909,200
Harmonic, Inc. *	138,800	506,620
II-VI, Inc. *	107,000	4,076,700
Immersion Corp. *(a)	53,479	588,804
Security	Number of Shares	Value ($)
Infinera Corp. *	261,704	3,067,171
Insight Enterprises, Inc. *	64,000	2,268,800
InterDigital, Inc.	61,400	4,571,230
Intevac, Inc. *	32,700	214,185
Iteris, Inc. *	41,300	209,391
Itron, Inc. *	61,069	3,993,913
KEMET Corp. *	99,800	1,718,556
Kimball Electronics, Inc. *	47,100	746,535
Knowles Corp. *	158,097	2,023,642
KVH Industries, Inc. *	30,800	326,480
Littelfuse, Inc.	43,100	8,056,252
Lumentum Holdings, Inc. *	110,400	5,569,680
Maxwell Technologies, Inc. *	74,700	383,211
Mesa Laboratories, Inc.	6,000	1,009,860
Methode Electronics, Inc.	64,600	2,577,540
MicroVision, Inc. *(a)	206,900	264,832
MTS Systems Corp.	31,375	1,593,850
Napco Security Technologies, Inc. *	21,900	234,330
NETGEAR, Inc. *	55,200	3,052,560
NetScout Systems, Inc. *	149,200	4,050,780
Novanta, Inc. *	56,200	3,304,560
Oclaro, Inc. *	302,300	2,394,216
OSI Systems, Inc. *	31,600	2,023,032
Park Electrochemical Corp.	32,946	561,070
PC Connection, Inc.	21,700	579,173
PCM, Inc. *	17,200	222,740
Plantronics, Inc.	58,730	3,826,259
Plexus Corp. *	59,962	3,288,316
Pure Storage, Inc., Class A *	171,600	3,471,468
Quantenna Communications, Inc. *	35,600	451,052
Quantum Corp. *	47,200	185,024
Radisys Corp. *	56,700	43,319
Ribbon Communications, Inc. *	80,811	470,320
Rogers Corp. *	31,867	3,400,209
Sanmina Corp. *	126,900	3,743,550
ScanSource, Inc. *	43,505	1,492,221
Stratasys Ltd. *	90,006	1,725,415
Super Micro Computer, Inc. *	72,826	1,289,020
SYNNEX Corp.	52,000	5,208,840
Systemax, Inc.	19,600	616,028
Tech Data Corp. *	62,967	4,801,234
TTM Technologies, Inc. *	165,892	2,312,534
Ubiquiti Networks, Inc. *(a)	39,572	2,819,901
USA Technologies, Inc. *	88,400	773,500
VeriFone Systems, Inc. *	193,900	4,461,639
ViaSat, Inc. *	97,019	6,207,276
Viavi Solutions, Inc. *	408,200	3,857,490
Vishay Intertechnology, Inc.	234,228	4,134,124
Vishay Precision Group, Inc. *	19,400	549,020
		172,917,204

Telecommunication Services 0.6%
ATN International, Inc.	18,000	954,000
Boingo Wireless, Inc. *	67,100	1,574,166
Cincinnati Bell, Inc. *	73,029	1,106,389
Cogent Communications Holdings, Inc.	75,000	3,536,250
Consolidated Communications Holdings, Inc.	118,192	1,335,570
Frontier Communications Corp. (a)	135,219	1,122,318
Globalstar, Inc. *	1,133,289	693,120
Hawaiian Telcom Holdco, Inc. *	9,713	264,582
IDT Corp., Class B *	28,500	154,470
Intelsat S.A. *(a)	63,800	623,326
Iridium Communications, Inc. *	150,400	1,789,760
Ooma, Inc. *	37,100	395,115
ORBCOMM, Inc. *	128,600	1,159,972
pdvWireless, Inc. *(a)	17,805	518,125

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shenandoah Telecommunications Co.	82,900	3,129,475
Spok Holdings, Inc.	36,000	536,400
Vonage Holdings Corp. *	364,500	4,075,110
Windstream Holdings, Inc.	320,982	497,522
		23,465,670

Transportation 1.6%
Air Transport Services Group, Inc. *	102,500	2,074,600
Allegiant Travel Co.	22,281	3,570,530
ArcBest Corp.	45,572	1,462,861
Atlas Air Worldwide Holdings, Inc. *	42,100	2,669,140
Avis Budget Group, Inc. *	128,800	6,364,008
Costamare, Inc.	87,800	596,162
Covenant Transport Group, Inc., Class A *	21,294	590,909
Daseke, Inc. *	57,200	473,616
Eagle Bulk Shipping, Inc. *	83,500	422,510
Echo Global Logistics, Inc. *	48,275	1,317,907
Forward Air Corp.	52,682	2,844,301
Genco Shipping & Trading Ltd. *	12,200	195,200
Hawaiian Holdings, Inc.	91,100	3,753,320
Heartland Express, Inc.	85,500	1,524,465
Hertz Global Holdings, Inc. *	99,800	2,185,620
Hub Group, Inc., Class A *	57,798	2,540,222
Knight-Swift Transportation Holdings, Inc.	224,728	8,766,639
Marten Transport Ltd.	71,908	1,402,206
Matson, Inc.	74,631	2,181,464
Navios Maritime Holdings, Inc. *	168,800	128,001
Radiant Logistics, Inc. *	67,754	239,172
Roadrunner Transportation Systems, Inc. *	57,700	124,055
Safe Bulkers, Inc. *	82,600	241,192
Saia, Inc. *	45,200	2,985,460
Schneider National, Inc., Class B	75,000	2,001,000
Scorpio Bulkers, Inc.	105,875	809,944
SkyWest, Inc.	90,712	5,161,513
Universal Logistics Holdings, Inc.	15,847	347,842
Werner Enterprises, Inc.	84,949	2,913,751
YRC Worldwide, Inc. *	59,200	492,544
		60,380,154

Utilities 3.3%
Allete, Inc.	90,699	6,930,311
American States Water Co.	64,200	3,577,224
AquaVenture Holdings Ltd. *	20,900	306,394
Artesian Resources Corp., Class A	14,600	559,180
Atlantic Power Corp. *	214,100	471,020
Avista Corp.	115,730	6,001,758
Black Hills Corp.	94,898	5,378,819
Cadiz, Inc. *(a)	42,600	572,970
California Water Service Group	85,874	3,327,617
Chesapeake Utilities Corp.	28,800	2,188,800
Connecticut Water Service, Inc.	21,900	1,489,200
Consolidated Water Co., Ltd.	27,876	394,445
El Paso Electric Co.	71,403	3,645,123
Genie Energy Ltd., Class B	17,611	73,262
Global Water Resources, Inc.	15,000	138,300
IDACORP, Inc.	89,943	8,364,699
MGE Energy, Inc.	61,940	3,595,617
Middlesex Water Co.	28,785	1,199,183
New Jersey Resources Corp.	154,400	6,384,440
Northwest Natural Gas Co.	50,395	3,089,213
NorthWestern Corp.	88,069	4,838,511
NRG Yield, Inc., Class A	59,933	1,055,420
NRG Yield, Inc., Class C	118,324	2,106,167
ONE Gas, Inc.	94,000	6,553,680
Ormat Technologies, Inc.	72,473	4,196,187
Otter Tail Corp.	70,453	3,089,364
Security	Number of Shares	Value ($)
Pattern Energy Group, Inc., Class A	138,500	2,517,930
PNM Resources, Inc.	142,900	5,665,985
Portland General Electric Co.	160,208	6,805,636
Pure Cycle Corp. *	30,700	274,765
RGC Resources, Inc.	12,000	310,800
SJW Group.	28,900	1,747,005
South Jersey Industries, Inc.	143,620	4,437,858
Southwest Gas Holdings, Inc.	84,196	6,145,466
Spark Energy, Inc., Class A (a)	20,700	257,715
Spire, Inc.	83,771	6,044,078
TerraForm Power, Inc., Class A	83,300	928,795
The York Water Co.	23,900	769,580
Unitil Corp.	27,100	1,316,789
WGL Holdings, Inc.	91,833	7,814,988
		124,564,294
Total Common Stock
(Cost $2,543,913,093)		3,763,525,024

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Dyax Corp. CVR *(b)	224,713	635,938
Omthera Pharmaceutical CVR *(b)	8,400	—
Tobira Therapeutics, Inc. *(b)	14,029	144,432
		780,370
Total Rights
(Cost $250,273)		795,253

Other Investment Company 2.3% of net assets

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	85,792,496	85,792,496
Total Other Investment Company
(Cost $85,792,496)		85,792,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
1.05%, 05/01/18 (d)	8,131,228	8,131,228
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (d)	1,292,421	1,292,421
Total Short-Term Investments
(Cost $9,423,649)		9,423,649

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	156	12,041,640	(179,612)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,546,944.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc	25,462	1,560,566
American Axle & Manufacturing Holdings, Inc. *	25,408	389,759
Aptiv plc	76,096	6,436,200
Autoliv, Inc.	24,294	3,256,611
BorgWarner, Inc.	54,269	2,655,925
Cooper Tire & Rubber Co.	13,216	323,131
Cooper-Standard Holding, Inc. *	4,170	516,246
Dana, Inc.	46,218	1,096,753
Delphi Technologies plc	24,992	1,209,863
Dorman Products, Inc. *	8,035	516,329
Ford Motor Co.	1,109,651	12,472,477
Fox Factory Holding Corp. *	13,174	438,035
General Motors Co.	354,152	13,011,544
Gentex Corp.	74,400	1,691,856
Gentherm, Inc. *	14,695	496,691
Harley-Davidson, Inc.	49,516	2,036,593
Horizon Global Corp. *	7,128	53,246
LCI Industries	8,106	772,502
Lear Corp.	18,954	3,543,829
Modine Manufacturing Co. *	17,500	301,000
Motorcar Parts of America, Inc. *	5,552	105,710
Standard Motor Products, Inc.	5,718	259,311
Stoneridge, Inc. *	7,541	198,555
Strattec Security Corp.	1,500	49,050
Superior Industries International, Inc.	7,091	93,247
Tenneco, Inc.	13,401	598,891
Tesla, Inc. *(a)	37,742	11,092,374
The Goodyear Tire & Rubber Co.	68,022	1,708,032
Thor Industries, Inc.	13,692	1,453,269
Tower International, Inc.	5,564	164,138
Visteon Corp. *	8,900	1,107,516
VOXX International Corp. *	9,100	45,500
Winnebago Industries, Inc.	7,400	280,460
		69,935,209

Banks 6.8%
1st Source Corp.	5,295	275,340
Access National Corp.	5,827	162,049
Allegiance Bancshares, Inc. *	4,113	166,371
American National Bankshares, Inc.	2,276	87,512
Ameris Bancorp	9,954	514,622
Ames National Corp.	2,607	72,084
Arrow Financial Corp.	6,062	214,595
Associated Banc-Corp.	51,499	1,362,149
Atlantic Capital Bancshares, Inc. *	7,985	154,110
Banc of California, Inc.	10,980	210,816
BancFirst Corp.	5,588	319,354
BancorpSouth Bank	28,145	930,192
Bank of America Corp.	2,699,863	80,779,901
Bank of Hawaii Corp.	12,763	1,074,772
Bank of Marin Bancorp	1,871	135,741
Bank of the Ozarks, Inc.	34,280	1,604,304
BankFinancial Corp.	4,321	73,155
Security	Number of Shares	Value ($)
BankUnited, Inc.	29,596	1,172,298
Banner Corp.	8,837	507,244
Bar Harbor Bankshares	5,502	160,768
BB&T Corp.	216,914	11,453,059
Beneficial Bancorp, Inc.	22,670	359,319
Berkshire Hills Bancorp, Inc.	12,795	485,570
Blue Hills Bancorp, Inc.	10,353	210,425
BofI Holding, Inc. *	14,717	592,801
BOK Financial Corp.	8,540	859,807
Boston Private Financial Holdings, Inc.	33,312	534,658
Bridge Bancorp, Inc.	8,000	263,200
Brookline Bancorp, Inc.	20,950	347,770
Bryn Mawr Bank Corp.	5,633	251,232
BSB Bancorp, Inc. *	2,391	77,110
Cadence BanCorp	5,695	166,465
Cambridge Bancorp	1,017	90,513
Camden National Corp.	5,941	263,246
Capital City Bank Group, Inc.	5,225	116,935
Capitol Federal Financial, Inc.	46,563	580,641
Carolina Financial Corp.	5,000	196,050
Cathay General Bancorp	22,615	904,826
CenterState Bank Corp.	21,890	634,372
Central Pacific Financial Corp.	8,989	261,400
Century Bancorp, Inc., Class A	1,223	97,840
Charter Financial Corp.	3,982	92,621
Chemical Financial Corp.	20,770	1,140,065
CIT Group, Inc.	37,071	1,962,909
Citigroup, Inc.	724,992	49,495,204
Citizens & Northern Corp.	3,429	82,810
Citizens Financial Group, Inc.	135,746	5,632,102
City Holding Co.	4,800	343,584
CNB Financial Corp.	5,361	152,038
CoBiz Financial, Inc.	11,583	233,397
Columbia Banking System, Inc.	19,011	764,432
Comerica, Inc.	48,359	4,573,794
Commerce Bancshares, Inc.	27,485	1,745,847
Community Bank System, Inc.	13,266	746,212
Community Trust Bancorp, Inc.	5,669	272,112
ConnectOne Bancorp, Inc.	8,775	231,660
Cullen/Frost Bankers, Inc.	17,766	2,033,319
Customers Bancorp, Inc. *	7,892	227,447
CVB Financial Corp.	28,452	630,212
Dime Community Bancshares, Inc.	8,841	174,610
Eagle Bancorp, Inc. *	8,383	492,082
East West Bancorp, Inc.	40,947	2,727,889
Enterprise Bancorp, Inc.	2,405	87,013
Enterprise Financial Services Corp.	6,416	326,254
Equity Bancshares, Inc., Class A *	3,272	124,761
Essent Group Ltd. *	21,436	706,531
F.N.B. Corp.	82,403	1,071,239
Farmers & Merchants Bancorp, Inc.	2,641	116,495
Farmers Capital Bank Corp.	2,000	100,300
Farmers National Banc Corp.	7,093	104,622
FB Financial Corp.	3,267	130,125
FCB Financial Holdings, Inc., Class A *	11,355	656,319
Federal Agricultural Mortgage Corp., Class C	2,738	234,126
Fidelity Southern Corp.	6,757	153,587
Fifth Third Bancorp	197,126	6,538,669

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Financial Institutions, Inc.	4,649	144,584
First BanCorp *	48,477	350,004
First Bancorp (North Carolina)	8,490	323,893
First Bancorp, Inc.	2,818	78,115
First Busey Corp.	12,694	376,377
First Citizens BancShares, Inc., Class A	2,673	1,155,511
First Commonwealth Financial Corp.	36,704	555,699
First Community Bancshares, Inc.	5,897	182,984
First Connecticut Bancorp, Inc.	5,039	121,440
First Defiance Financial Corp.	3,522	210,123
First Financial Bancorp	32,990	1,021,040
First Financial Bankshares, Inc.	20,900	1,035,595
First Financial Corp.	4,891	209,090
First Foundation, Inc. *	9,385	167,898
First Hawaiian, Inc.	15,846	436,557
First Horizon National Corp.	86,518	1,583,279
First Internet Bancorp	2,567	87,791
First Interstate BancSystem, Inc., Class A	6,126	248,103
First Merchants Corp.	13,862	597,175
First Mid-Illinois Bancshares, Inc.	3,252	119,511
First Midwest Bancorp, Inc.	27,000	656,370
First Republic Bank	45,449	4,220,849
First United Corp.	2,475	47,891
Flagstar Bancorp, Inc. *	5,683	196,348
Flushing Financial Corp.	8,520	220,753
Franklin Financial Network, Inc. *	3,791	127,757
Fulton Financial Corp.	53,140	898,066
German American Bancorp, Inc.	6,804	229,635
Glacier Bancorp, Inc.	24,092	892,127
Great Southern Bancorp, Inc.	4,339	229,316
Great Western Bancorp, Inc.	19,498	802,148
Green Bancorp, Inc. *	6,385	143,982
Guaranty Bancorp	7,390	210,615
Hancock Holding Co.	22,064	1,077,826
Hanmi Financial Corp.	13,337	368,101
HarborOne Bancorp, Inc. *	11,107	195,372
Heartland Financial USA, Inc.	7,655	410,691
Heritage Commerce Corp.	12,000	197,880
Heritage Financial Corp.	11,797	350,371
Hilltop Holdings, Inc.	24,411	547,295
Hingham Institution for Savings	534	108,936
Home Bancorp, Inc.	1,946	84,359
Home BancShares, Inc.	48,375	1,124,235
HomeStreet, Inc. *	7,462	190,281
HomeTrust Bancshares, Inc. *	6,004	156,704
Hope Bancorp, Inc.	40,990	708,717
Horizon Bancorp	8,018	230,598
Huntington Bancshares, Inc.	308,403	4,598,289
IBERIABANK Corp.	15,558	1,166,072
Impac Mortgage Holdings, Inc. *(a)	15,600	133,536
Independent Bank Corp., Massachusetts	7,671	554,613
Independent Bank Corp., Michigan	7,335	175,306
Independent Bank Group, Inc.	5,000	357,000
International Bancshares Corp.	18,545	738,091
Investors Bancorp, Inc.	63,223	845,292
JPMorgan Chase & Co.	968,914	105,398,465
Kearny Financial Corp.	30,708	431,447
KeyCorp	294,746	5,871,340
Lakeland Bancorp, Inc.	15,000	292,500
Lakeland Financial Corp.	9,805	465,934
LegacyTexas Financial Group, Inc.	14,715	604,345
LendingTree, Inc. *	2,279	543,314
Live Oak Bancshares, Inc.	7,662	216,451
M&T Bank Corp.	42,103	7,674,114
Macatawa Bank Corp.	7,240	77,323
MB Financial, Inc.	24,057	1,025,309
Mercantile Bank Corp.	5,500	194,150
Meridian Bancorp, Inc.	15,771	298,072
Security	Number of Shares	Value ($)
Meta Financial Group, Inc.	2,434	270,539
MGIC Investment Corp. *	116,276	1,165,086
Midland States Bancorp, Inc.	4,651	146,506
MidWestOne Financial Group, Inc.	3,261	105,232
MutualFirst Financial, Inc.	2,000	73,500
National Bank Holdings Corp., Class A	7,997	281,334
National Bankshares, Inc. (a)	2,688	123,245
National Commerce Corp. *	4,184	181,167
Nationstar Mortgage Holdings, Inc. *	7,640	137,673
NBT Bancorp, Inc.	16,744	611,826
New York Community Bancorp, Inc.	136,485	1,621,442
Nicolet Bankshares, Inc. *	2,665	148,094
NMI Holdings, Inc., Class A *	15,032	208,193
Northfield Bancorp, Inc.	15,765	249,718
Northrim BanCorp, Inc.	2,596	91,379
Northwest Bancshares, Inc.	27,578	457,795
OceanFirst Financial Corp.	10,738	289,711
Ocwen Financial Corp. *	44,820	181,969
OFG Bancorp	12,812	172,962
Old Line Bancshares, Inc.	2,346	79,881
Old National Bancorp	41,717	717,532
Old Second Bancorp, Inc.	10,602	151,609
Opus Bank	4,805	135,501
Oritani Financial Corp.	10,694	163,618
Pacific Premier Bancorp, Inc. *	15,304	608,334
PacWest Bancorp	36,062	1,847,817
Park National Corp.	4,258	459,353
PCSB Financial Corp. *	6,385	129,424
Peapack-Gladstone Financial Corp.	5,216	172,337
PennyMac Financial Services, Inc., Class A *	5,375	110,725
People's United Financial, Inc.	98,168	1,795,493
People's Utah Bancorp	5,381	171,385
Peoples Bancorp, Inc.	6,847	245,533
Peoples Financial Services Corp.	1,905	89,345
PHH Corp. *	9,904	105,081
Pinnacle Financial Partners, Inc.	18,798	1,204,012
Popular, Inc.	28,228	1,306,674
Preferred Bank	5,001	318,764
Premier Financial Bancorp, Inc.	4,748	93,441
Prosperity Bancshares, Inc.	20,413	1,465,041
Provident Financial Holdings, Inc.	4,350	79,823
Provident Financial Services, Inc.	16,906	441,585
QCR Holdings, Inc.	4,040	182,810
Radian Group, Inc.	61,817	883,983
Regions Financial Corp.	312,173	5,837,635
Renasant Corp.	11,757	531,769
Republic Bancorp, Inc., Class A	4,020	169,523
Republic First Bancorp, Inc. *	17,184	142,627
S&T Bancorp, Inc.	10,385	443,232
Sandy Spring Bancorp, Inc.	10,545	417,898
Seacoast Banking Corp. of Florida *	19,339	534,337
ServisFirst Bancshares, Inc.	12,711	533,354
Shore Bancshares, Inc.	4,629	83,739
Sierra Bancorp	2,800	78,008
Signature Bank *	15,100	1,919,965
Simmons First National Corp., Class A	20,548	620,550
South State Corp.	10,742	929,720
Southern First Bancshares, Inc. *	1,875	85,969
Southern Missouri Bancorp, Inc.	1,975	68,928
Southern National Bancorp of Virginia, Inc.	6,730	109,362
Southside Bancshares, Inc.	8,207	285,850
State Bank Financial Corp.	15,431	486,231
Sterling Bancorp	63,028	1,496,915
Stock Yards Bancorp, Inc.	7,278	272,561
SunTrust Banks, Inc.	130,179	8,695,957
SVB Financial Group *	14,418	4,319,777

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Synovus Financial Corp.	36,024	1,882,974
TCF Financial Corp.	43,042	1,068,733
Territorial Bancorp, Inc.	2,571	78,261
Texas Capital Bancshares, Inc. *	12,721	1,254,927
TFS Financial Corp.	21,200	316,092
The Bancorp, Inc. *	15,734	162,847
The First Bancshares, Inc.	3,371	109,052
The First of Long Island Corp.	9,000	238,500
The PNC Financial Services Group, Inc.	133,226	19,399,038
Timberland Bancorp, Inc.	3,305	107,908
Tompkins Financial Corp.	4,024	312,665
Towne Bank	16,770	501,423
TriCo Bancshares	6,669	249,221
TriState Capital Holdings, Inc. *	7,935	198,375
Triumph Bancorp, Inc. *	4,448	172,805
TrustCo Bank Corp.	30,052	256,945
Trustmark Corp.	24,089	754,227
U.S. Bancorp	441,126	22,254,807
UMB Financial Corp.	12,974	993,549
Umpqua Holdings Corp.	60,372	1,422,364
Union Bankshares Corp.	15,474	585,072
United Bankshares, Inc.	27,191	923,134
United Community Banks, Inc.	19,139	611,108
United Community Financial Corp.	18,657	188,995
United Financial Bancorp, Inc.	14,699	242,974
Univest Corp. of Pennsylvania	7,876	226,435
Valley National Bancorp	87,894	1,103,070
Veritex Holdings, Inc. *	4,831	138,746
Walker & Dunlop, Inc.	7,450	425,469
Washington Federal, Inc.	23,242	737,933
Washington Trust Bancorp, Inc.	4,849	268,635
Waterstone Financial, Inc.	9,659	165,652
Webster Financial Corp.	25,535	1,536,952
Wells Fargo & Co.	1,240,557	64,459,342
WesBanco, Inc.	12,470	546,186
West Bancorp, Inc.	6,740	164,119
Westamerica Bancorp	9,800	546,938
Western Alliance Bancorp *	29,986	1,768,574
Western New England Bancorp, Inc.	10,349	111,769
Wintrust Financial Corp.	15,847	1,417,514
WSFS Financial Corp.	11,624	582,362
Zions Bancorp	54,771	2,998,712
		527,146,741

Capital Goods 7.4%
3M Co.	168,251	32,706,312
A.O. Smith Corp.	40,166	2,464,184
AAON, Inc.	13,579	461,686
AAR Corp.	11,200	484,960
Actuant Corp., Class A	16,414	386,550
Acuity Brands, Inc.	11,498	1,377,115
Advanced Drainage Systems, Inc.	11,226	282,895
AECOM *	40,811	1,405,531
Aegion Corp. *	9,082	206,071
Aerojet Rocketdyne Holdings, Inc. *	26,317	735,297
Aerovironment, Inc. *	5,775	314,738
AGCO Corp.	20,450	1,281,806
Air Lease Corp.	25,200	1,050,588
Aircastle Ltd.	23,200	454,720
Alamo Group, Inc.	2,500	273,675
Albany International Corp., Class A	7,900	467,285
Allegion plc	25,695	1,983,140
Allied Motion Technologies, Inc.	1,959	78,105
Allison Transmission Holdings, Inc.	38,733	1,510,200
Altra Industrial Motion Corp.	10,292	428,662
American Railcar Industries, Inc.	2,302	87,361
American Woodmark Corp. *	4,000	328,800
Security	Number of Shares	Value ($)
AMETEK, Inc.	63,322	4,419,876
Apogee Enterprises, Inc.	7,648	314,409
Applied Industrial Technologies, Inc.	10,232	654,336
Arconic, Inc.	123,680	2,202,741
Argan, Inc.	4,073	162,920
Armstrong Flooring, Inc. *	4,247	52,450
Armstrong World Industries, Inc. *	13,644	764,064
Astec Industries, Inc.	5,700	316,692
Astronics Corp. *	5,808	212,457
Atkore International Group, Inc. *	15,872	282,045
Axon Enterprise, Inc. *	14,182	595,360
AZZ, Inc.	7,167	319,290
Babcock & Wilcox Enterprises, Inc. *(a)	61,677	140,624
Barnes Group, Inc.	16,369	908,971
Beacon Roofing Supply, Inc. *	19,373	948,308
BlueLinx Holdings, Inc. *	2,241	90,133
BMC Stock Holdings, Inc. *	24,895	429,439
Briggs & Stratton Corp.	11,400	205,542
Builders FirstSource, Inc. *	39,828	726,064
BWX Technologies, Inc.	29,849	2,023,762
CAI International, Inc. *	4,600	103,408
Carlisle Cos., Inc.	17,318	1,865,668
Caterpillar, Inc.	167,962	24,246,994
Chart Industries, Inc. *	8,075	458,176
Chicago Bridge & Iron Co., N.V.	26,662	402,596
CIRCOR International, Inc.	4,587	194,351
Colfax Corp. *	26,100	809,361
Columbus McKinnon Corp.	5,837	209,432
Comfort Systems USA, Inc.	14,558	614,348
Commercial Vehicle Group, Inc. *	7,300	48,983
Continental Building Products, Inc. *	10,633	298,787
Crane Co.	14,200	1,187,688
CSW Industrials, Inc. *	4,866	210,941
Cubic Corp.	6,782	418,789
Cummins, Inc.	44,129	7,054,462
Curtiss-Wright Corp.	13,425	1,718,937
Deere & Co.	91,068	12,324,232
DMC Global, Inc.	4,394	170,048
Donaldson Co., Inc.	37,795	1,672,807
Douglas Dynamics, Inc.	6,511	271,834
Dover Corp.	43,062	3,991,847
Ducommun, Inc. *	3,200	93,088
DXP Enterprises, Inc. *	4,731	171,735
Dycom Industries, Inc. *	9,065	941,491
Eaton Corp. plc	122,567	9,196,202
EMCOR Group, Inc.	15,256	1,122,689
Emerson Electric Co.	179,846	11,943,573
Encore Wire Corp.	5,753	302,895
Energous Corp. *(a)	5,300	95,188
Energy Recovery, Inc. *(a)	9,780	83,032
EnerSys	12,647	867,078
Engility Holdings, Inc. *	5,477	139,225
Enphase Energy, Inc. *(a)	20,657	85,727
EnPro Industries, Inc.	5,490	412,574
ESCO Technologies, Inc.	7,044	393,407
Esterline Technologies Corp. *	7,106	510,566
Evoqua Water Technologies Corp. *	20,998	428,989
Fastenal Co.	79,732	3,985,803
Federal Signal Corp.	21,532	466,383
Flowserve Corp.	37,689	1,673,769
Fluor Corp.	41,819	2,465,230
Fortive Corp.	86,632	6,091,096
Fortune Brands Home & Security, Inc.	45,135	2,468,433
Franklin Electric Co., Inc.	13,939	571,499
Gardner Denver Holdings, Inc. *	18,669	590,500
Gates Industrial Corp. plc *	12,500	195,750
GATX Corp.	9,909	646,463
Generac Holdings, Inc. *	19,359	871,349

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
General Cable Corp.	13,279	393,722
General Dynamics Corp.	78,283	15,759,151
General Electric Co.	2,459,976	34,611,862
Gibraltar Industries, Inc. *	8,514	299,267
Global Brass & Copper Holdings, Inc.	6,304	189,120
GMS, Inc. *	10,209	318,112
Graco, Inc.	46,821	2,059,656
Granite Construction, Inc.	12,389	648,936
Great Lakes Dredge & Dock Corp. *	19,016	87,474
Griffon Corp.	9,621	191,458
H&E Equipment Services, Inc.	8,366	270,640
Hardinge, Inc.	4,800	88,032
Harris Corp.	33,443	5,231,154
Harsco Corp. *	31,214	638,326
HD Supply Holdings, Inc. *	51,162	1,980,481
HEICO Corp.	11,121	976,980
HEICO Corp., Class A	14,062	1,014,573
Herc Holdings, Inc. *	7,474	393,506
Hexcel Corp.	27,250	1,811,308
Hillenbrand, Inc.	21,496	996,340
Honeywell International, Inc.	212,125	30,690,245
Hubbell, Inc.	14,867	1,544,087
Huntington Ingalls Industries, Inc.	12,613	3,067,608
Hurco Cos., Inc.	2,000	88,400
Hyster-Yale Materials Handling, Inc.	3,600	256,320
IDEX Corp.	20,398	2,726,397
IES Holdings, Inc. *	5,105	86,275
Illinois Tool Works, Inc.	86,908	12,342,674
Ingersoll-Rand plc	71,489	5,997,212
Insteel Industries, Inc.	5,095	153,003
ITT, Inc.	22,427	1,096,456
Jacobs Engineering Group, Inc.	31,313	1,818,972
JELD-WEN Holding, Inc. *	17,703	497,631
John Bean Technologies Corp.	9,183	989,468
Johnson Controls International plc	260,124	8,810,400
Kadant, Inc.	3,001	276,842
Kaman Corp.	7,244	439,276
KBR, Inc.	36,682	612,223
Kennametal, Inc.	21,001	765,486
KLX, Inc. *	13,580	1,062,363
Kratos Defense & Security Solutions, Inc. *	23,630	236,536
L.B. Foster Co., Class A *	3,286	77,385
L3 Technologies, Inc.	22,484	4,404,166
Lawson Products, Inc. *	5,500	127,325
Layne Christensen Co. *	7,551	106,545
Lennox International, Inc.	10,501	2,030,578
Lincoln Electric Holdings, Inc.	17,926	1,485,528
Lindsay Corp.	3,100	272,366
Lockheed Martin Corp.	69,910	22,429,924
Lydall, Inc. *	5,500	245,300
Masco Corp.	88,532	3,352,707
Masonite International Corp. *	7,464	453,065
MasTec, Inc. *	20,254	891,176
Mercury Systems, Inc. *	13,099	420,216
Meritor, Inc. *	27,700	539,319
Milacron Holdings Corp. *	14,339	258,532
Miller Industries, Inc.	8,000	198,000
Moog, Inc., Class A *	10,366	849,701
MRC Global, Inc. *	25,370	475,180
MSC Industrial Direct Co., Inc., Class A	12,000	1,037,280
Mueller Industries, Inc.	15,843	430,613
Mueller Water Products, Inc., Class A	60,641	593,675
MYR Group, Inc. *	4,813	144,390
National Presto Industries, Inc.	1,664	159,328
Navistar International Corp. *	20,382	709,497
NCI Building Systems, Inc. *	10,661	186,568
Nexeo Solutions, Inc. *	17,416	177,469
NN, Inc.	7,751	157,345
Security	Number of Shares	Value ($)
Nordson Corp.	14,068	1,809,145
Northrop Grumman Corp.	49,225	15,852,419
NOW, Inc. *	28,972	351,430
NV5 Global, Inc. *	2,552	150,185
Ocean Power Technologies, Inc. *(a)	10,588	11,647
Omega Flex, Inc.	1,832	119,630
Orbital ATK, Inc.	15,468	2,047,654
Oshkosh Corp.	20,558	1,483,465
Owens Corning	32,919	2,155,865
PACCAR, Inc.	99,520	6,336,438
Park-Ohio Holdings Corp.	3,600	136,440
Parker-Hannifin Corp.	37,051	6,099,336
Patrick Industries, Inc. *	7,425	422,483
Pentair plc	46,320	3,116,410
PGT Innovations, Inc. *	14,061	245,364
Plug Power, Inc. *(a)	54,966	100,588
Powell Industries, Inc.	4,062	122,063
Preformed Line Products Co.	1,000	67,250
Primoris Services Corp.	11,002	281,541
Proto Labs, Inc. *	7,517	895,651
Quanex Building Products Corp.	10,061	172,546
Quanta Services, Inc. *	43,012	1,397,890
Raven Industries, Inc.	9,682	354,361
Raytheon Co.	81,476	16,697,691
RBC Bearings, Inc. *	7,384	859,350
Regal Beloit Corp.	14,886	1,059,883
REV Group, Inc.	7,500	135,375
Rexnord Corp. *	35,010	963,125
Rockwell Automation, Inc.	36,464	5,999,422
Rockwell Collins, Inc.	45,293	6,003,134
Roper Technologies, Inc.	28,723	7,588,329
Rush Enterprises, Inc., Class A *	9,547	389,804
Sensata Technologies Holding plc *	46,437	2,355,285
Simpson Manufacturing Co., Inc.	10,940	598,199
SiteOne Landscape Supply, Inc. *	11,949	818,507
Snap-on, Inc.	15,680	2,277,520
Spartan Motors, Inc.	9,445	168,593
Spirit AeroSystems Holdings, Inc., Class A	31,058	2,496,131
SPX Corp. *	11,597	366,929
SPX FLOW, Inc. *	11,661	524,745
Standex International Corp.	3,623	351,250
Stanley Black & Decker, Inc.	43,004	6,088,936
Sterling Construction Co., Inc. *	7,334	81,627
Sun Hydraulics Corp.	7,476	363,109
Sunrun, Inc. *	19,194	176,969
Teledyne Technologies, Inc. *	10,530	1,970,058
Tennant Co.	4,815	356,310
Terex Corp.	20,670	754,868
Textron, Inc.	73,200	4,548,648
The Boeing Co.	156,234	52,113,413
The Gorman-Rupp Co.	5,141	161,839
The Greenbrier Cos., Inc.	7,476	327,823
The KeyW Holding Corp. *	15,259	118,105
The Manitowoc Co., Inc. *	9,350	230,478
The Middleby Corp. *	15,254	1,919,563
The Timken Co.	17,793	760,651
The Toro Co.	29,469	1,720,695
Thermon Group Holdings, Inc. *	9,500	216,505
Titan International, Inc.	13,787	142,006
Titan Machinery, Inc. *	3,600	69,552
TPI Composites, Inc. *	8,000	181,200
TransDigm Group, Inc.	13,482	4,321,925
Trex Co., Inc. *	8,703	904,068
TriMas Corp. *	12,777	346,257
Trinity Industries, Inc.	41,885	1,334,875
Triton International Ltd.	12,081	374,632
Triumph Group, Inc.	13,175	311,589
Tutor Perini Corp. *	10,360	213,934

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twin Disc, Inc. *	17,900	395,232
United Rentals, Inc. *	24,243	3,636,450
United Technologies Corp.	209,921	25,222,008
Univar, Inc. *	34,000	937,040
Universal Forest Products, Inc.	21,932	699,192
USG Corp. *	23,260	935,750
Valmont Industries, Inc.	7,500	1,065,750
Vectrus, Inc. *	3,418	123,048
Veritiv Corp. *	3,278	124,728
Vicor Corp. *	5,690	203,987
W.W. Grainger, Inc.	14,588	4,104,334
Wabash National Corp.	15,589	312,715
WABCO Holdings, Inc. *	13,779	1,777,353
Wabtec Corp.	23,595	2,095,472
Watsco, Inc.	9,450	1,582,119
Watts Water Technologies, Inc., Class A	7,800	581,100
Welbilt, Inc. *	43,254	828,747
Wesco Aircraft Holdings, Inc. *	13,500	136,350
WESCO International, Inc. *	12,200	726,510
Woodward, Inc.	14,800	1,064,712
Xylem, Inc.	50,558	3,685,678
		577,088,720

Commercial & Professional Services 1.0%
ABM Industries, Inc.	20,417	635,581
Acacia Research Corp. *	15,357	56,053
ACCO Brands Corp.	28,617	344,835
ADT, Inc.	31,000	276,210
Advanced Disposal Services, Inc. *	11,718	258,265
ARC Document Solutions, Inc. *	17,626	38,777
ASGN, Inc. *	14,500	1,169,135
Barrett Business Services, Inc.	2,034	178,016
Brady Corp., Class A	17,765	646,646
Casella Waste Systems, Inc., Class A *	10,622	260,345
CBIZ, Inc. *	19,506	362,812
Cintas Corp.	24,265	4,132,329
Clean Harbors, Inc. *	17,530	802,874
CompX International, Inc.	2,000	27,500
Copart, Inc. *	54,981	2,808,429
CoStar Group, Inc. *	10,155	3,723,432
Covanta Holding Corp.	48,068	716,213
CRA International, Inc.	2,572	145,241
Deluxe Corp.	14,100	966,414
Ennis, Inc.	6,500	116,350
Equifax, Inc.	33,116	3,710,648
Essendant, Inc.	11,610	86,378
Exponent, Inc.	8,799	760,234
Forrester Research, Inc.	3,376	134,365
Franklin Covey Co. *	3,246	79,202
FTI Consulting, Inc. *	9,772	570,685
GP Strategies Corp. *	5,086	106,043
Healthcare Services Group, Inc.	19,065	736,481
Heidrick & Struggles International, Inc.	5,000	188,250
Heritage-Crystal Clean, Inc. *	3,533	74,723
Herman Miller, Inc.	16,057	492,950
HNI Corp.	12,700	424,053
Huron Consulting Group, Inc. *	6,161	230,729
ICF International, Inc.	5,209	349,524
IHS Markit Ltd. *	101,160	4,969,991
InnerWorkings, Inc. *	14,385	145,288
Insperity, Inc.	12,562	1,008,100
Interface, Inc.	16,430	361,460
KAR Auction Services, Inc.	39,829	2,070,710
Kelly Services, Inc., Class A	8,553	250,261
Kforce, Inc.	7,105	188,638
Kimball International, Inc., Class B	11,882	196,291
Knoll, Inc.	13,937	265,779
Security	Number of Shares	Value ($)
Korn/Ferry International	14,678	784,686
LSC Communications, Inc.	9,950	173,926
ManpowerGroup, Inc.	18,225	1,744,497
Mastech Digital, Inc. *	675	9,889
Matthews International Corp., Class A	8,683	426,769
McGrath RentCorp	6,705	395,126
Mistras Group, Inc. *	4,000	77,880
Mobile Mini, Inc.	14,664	615,888
MSA Safety, Inc.	10,100	877,084
Multi-Color Corp.	3,869	251,291
Navigant Consulting, Inc. *	14,000	299,460
Nielsen Holdings plc	95,904	3,016,181
NL Industries, Inc. *	2,728	20,869
Pitney Bowes, Inc.	48,086	491,439
Quad Graphics, Inc.	9,800	242,158
Republic Services, Inc.	62,682	4,054,272
Resources Connection, Inc.	11,300	176,845
Robert Half International, Inc.	34,482	2,094,781
Rollins, Inc.	28,841	1,399,365
RPX Corp.	14,030	151,945
RR Donnelley & Sons Co.	19,875	167,944
SP Plus Corp. *	8,505	298,951
Steelcase, Inc., Class A	23,740	314,555
Stericycle, Inc. *	24,369	1,430,704
Team, Inc. *	8,225	139,414
Tetra Tech, Inc.	17,094	827,350
The Brink's Co.	14,439	1,065,598
The Dun & Bradstreet Corp.	9,590	1,105,823
TransUnion *	40,525	2,630,478
TriNet Group, Inc. *	11,600	599,140
TrueBlue, Inc. *	11,509	306,715
UniFirst Corp.	4,178	670,987
US Ecology, Inc.	6,087	324,437
Verisk Analytics, Inc. *	43,315	4,610,882
Viad Corp.	5,623	285,367
Virco Manufacturing Corp.	1,170	4,914
VSE Corp.	2,601	133,405
WageWorks, Inc. *	10,466	435,909
Waste Management, Inc.	112,236	9,123,664
Willdan Group, Inc. *	2,299	65,751
		76,912,579

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	273,395
American Outdoor Brands Corp. *	15,020	165,220
AV Homes, Inc. *	3,602	59,973
Bassett Furniture Industries, Inc.	3,278	95,226
Beazer Homes USA, Inc. *	10,835	159,058
Brunswick Corp.	24,580	1,471,850
Callaway Golf Co.	24,256	418,659
Carter's, Inc.	11,972	1,201,031
Cavco Industries, Inc. *	2,326	396,234
Century Communities, Inc. *	5,000	153,750
Columbia Sportswear Co.	7,973	661,839
Crocs, Inc. *	19,188	303,170
CSS Industries, Inc.	2,830	48,280
Culp, Inc.	3,615	106,823
D.R. Horton, Inc.	99,590	4,395,903
Deckers Outdoor Corp. *	9,527	888,488
Ethan Allen Interiors, Inc.	7,014	154,659
Flexsteel Industries, Inc.	1,900	69,654
Fossil Group, Inc. *	17,062	255,077
G-III Apparel Group Ltd. *	11,300	412,337
Garmin Ltd.	30,481	1,788,320
GoPro, Inc., Class A *(a)	29,104	147,266
Hamilton Beach Brands Holding Co., Class A	1,750	38,938

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hanesbrands, Inc.	109,719	2,026,510
Hasbro, Inc.	32,045	2,822,844
Helen of Troy Ltd. *	7,206	642,415
Hooker Furniture Corp.	3,341	126,123
Hovnanian Enterprises, Inc., Class A *	50,500	101,505
Installed Building Products, Inc. *	5,600	323,120
iRobot Corp. *	10,200	595,272
Johnson Outdoors, Inc., Class A	1,700	110,092
KB Home	21,260	564,453
La-Z-Boy, Inc.	13,049	375,811
Leggett & Platt, Inc.	38,800	1,573,340
Lennar Corp., B Shares	6,734	287,474
Lennar Corp., Class A	76,422	4,041,960
LGI Homes, Inc. *	4,573	316,452
Libbey, Inc.	7,232	41,367
lululemon Athletica, Inc. *	26,345	2,629,231
M.D.C. Holdings, Inc.	11,441	331,903
M/I Homes, Inc. *	7,028	214,213
Malibu Boats, Inc., Class A *	5,340	179,958
Marine Products Corp.	3,933	59,664
Mattel, Inc.	96,235	1,424,278
MCBC Holdings, Inc. *	4,993	119,832
Meritage Homes Corp. *	9,869	439,170
Michael Kors Holdings Ltd. *	43,800	2,996,796
Mohawk Industries, Inc. *	18,053	3,788,964
Movado Group, Inc.	5,800	228,810
Nautilus, Inc. *	9,825	142,954
Newell Brands, Inc.	140,548	3,883,341
NIKE, Inc., Class B	367,096	25,105,695
Nova Lifestyle, Inc. *(a)	7,374	12,757
NVR, Inc. *	956	2,963,600
Oxford Industries, Inc.	4,425	340,902
Perry Ellis International, Inc. *	5,500	142,725
PICO Holdings, Inc. *	7,559	91,086
Polaris Industries, Inc.	17,801	1,865,901
PulteGroup, Inc.	74,276	2,255,019
PVH Corp.	21,607	3,449,990
Ralph Lauren Corp.	15,869	1,743,210
Roku, Inc. *	4,751	154,598
Sequential Brands Group, Inc. *	18,160	35,049
Skechers U.S.A., Inc., Class A *	38,589	1,099,786
Steven Madden Ltd.	14,112	680,904
Sturm, Ruger & Co., Inc.	4,705	259,951
Superior Uniform Group, Inc.	3,200	85,824
Tapestry, Inc.	82,915	4,458,340
Taylor Morrison Home Corp., Class A *	33,163	787,953
Tempur Sealy International, Inc. *	14,141	632,810
Toll Brothers, Inc.	37,341	1,574,297
TopBuild Corp. *	11,181	891,126
TRI Pointe Group, Inc. *	46,976	803,759
Tupperware Brands Corp.	12,963	577,631
Under Armour, Inc., Class A *(a)	55,082	978,256
Under Armour, Inc., Class C *	44,269	679,529
Unifi, Inc. *	5,045	149,382
Universal Electronics, Inc. *	4,081	188,950
Vera Bradley, Inc. *	5,909	67,244
VF Corp.	94,750	7,662,432
Vista Outdoor, Inc. *	17,574	294,365
Vuzix Corp. *(a)	7,800	48,750
Whirlpool Corp.	20,421	3,164,234
William Lyon Homes, Class A *	6,362	170,883
Wolverine World Wide, Inc.	25,060	750,798
ZAGG, Inc. *	8,000	89,600
		108,310,338

Security	Number of Shares	Value ($)
Consumer Services 2.3%
Adtalem Global Education, Inc. *	15,849	754,412
American Public Education, Inc. *	5,600	225,680
Aramark	69,052	2,581,854
BBX Capital Corp.	20,416	203,752
Belmond Ltd., Class A *	33,013	353,239
Biglari Holdings, Inc. *	376	128,690
BJ's Restaurants, Inc.	5,241	292,710
Bloomin' Brands, Inc.	24,222	573,093
Bojangles', Inc. *	4,900	72,275
Boyd Gaming Corp.	24,400	810,324
Bridgepoint Education, Inc. *	13,700	80,008
Bright Horizons Family Solutions, Inc. *	16,412	1,557,171
Brinker International, Inc.	12,650	551,413
Caesars Entertainment Corp. *	37,602	426,783
Capella Education Co.	4,900	449,575
Career Education Corp. *	18,555	240,658
Carnival Corp.	114,727	7,234,685
Carriage Services, Inc.	4,171	108,571
Carrols Restaurant Group, Inc. *	10,038	103,391
Chegg, Inc. *	21,913	508,601
Chipotle Mexican Grill, Inc. *	6,834	2,893,037
Choice Hotels International, Inc.	9,798	784,330
Churchill Downs, Inc.	3,171	870,757
Chuy's Holdings, Inc. *	6,760	193,336
Cracker Barrel Old Country Store, Inc. (a)	6,850	1,127,441
Darden Restaurants, Inc.	33,645	3,124,275
Dave & Buster's Entertainment, Inc. *	15,703	667,220
Del Frisco's Restaurant Group, Inc. *	6,885	109,472
Del Taco Restaurants, Inc. *	8,895	99,268
Denny's Corp. *	21,100	369,461
Dine Brands Global, Inc.	5,087	403,603
Domino's Pizza, Inc.	12,497	3,020,900
Dover Motorsports, Inc.	1,400	2,870
Drive Shack, Inc. *	17,215	93,477
Dunkin' Brands Group, Inc.	23,447	1,429,329
Eldorado Resorts, Inc. *	16,256	658,368
Extended Stay America, Inc.	55,942	1,095,344
Fiesta Restaurant Group, Inc. *	7,980	167,580
Golden Entertainment, Inc. *	3,400	90,950
Graham Holdings Co., Class B	1,203	725,469
Grand Canyon Education, Inc. *	13,645	1,418,944
H&R Block, Inc.	59,000	1,631,350
Hilton Grand Vacations, Inc. *	27,358	1,176,394
Hilton Worldwide Holdings, Inc.	79,082	6,234,825
Houghton Mifflin Harcourt Co. *	27,761	188,775
Hyatt Hotels Corp., Class A	14,375	1,105,006
ILG, Inc.	31,176	1,064,037
International Speedway Corp., Class A	9,345	384,079
J Alexander's Holdings, Inc. *	6,429	76,827
Jack in the Box, Inc.	8,809	790,167
K12, Inc. *	12,100	185,130
La Quinta Holdings, Inc. *	28,898	564,667
Las Vegas Sands Corp.	102,727	7,532,971
Laureate Education, Inc., Class A *	9,637	136,074
Lindblad Expeditions Holdings, Inc. *	7,500	82,125
Luby's, Inc. *	6,900	17,802
Marriott International, Inc., Class A	84,239	11,513,787
Marriott Vacations Worldwide Corp.	6,915	847,848
McDonald's Corp.	224,985	37,671,488
MGM Resorts International	144,509	4,540,473
Monarch Casino & Resort, Inc. *	3,610	154,003
Norwegian Cruise Line Holdings Ltd. *	60,708	3,246,057
Papa John's International, Inc.	7,000	434,000
Penn National Gaming, Inc. *	25,469	771,965
Pinnacle Entertainment, Inc. *	14,608	469,209
Planet Fitness, Inc., Class A *	27,698	1,115,952

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Playa Hotels & Resorts N.V. *	16,995	175,049
Potbelly Corp. *	7,813	93,365
RCI Hospitality Holdings, Inc.	2,500	67,975
Red Lion Hotels Corp. *	7,000	68,950
Red Robin Gourmet Burgers, Inc. *	3,624	225,956
Red Rock Resorts, Inc., Class A	20,893	630,760
Regis Corp. *	10,203	159,371
Royal Caribbean Cruises Ltd.	48,719	5,270,909
Ruth's Hospitality Group, Inc.	8,981	241,140
Scientific Games Corp., Class A *	16,071	856,584
SeaWorld Entertainment, Inc. *(a)	18,590	280,523
Service Corp. International	55,833	2,038,463
ServiceMaster Global Holdings, Inc. *	36,674	1,855,704
Shake Shack, Inc., Class A *	4,957	236,003
Six Flags Entertainment Corp.	22,200	1,403,928
Sonic Corp.	10,721	277,781
Sotheby's *	13,336	704,141
Speedway Motorsports, Inc.	4,350	76,778
Starbucks Corp.	395,857	22,789,487
Strayer Education, Inc.	2,806	294,826
Texas Roadhouse, Inc.	19,254	1,233,796
The Cheesecake Factory, Inc.	11,134	578,411
The Wendy's Co.	47,807	800,289
Vail Resorts, Inc.	11,177	2,562,998
Weight Watchers International, Inc. *	8,400	588,420
Wingstop, Inc.	7,958	388,828
Wyndham Worldwide Corp.	28,283	3,230,201
Wynn Resorts Ltd.	23,885	4,447,148
Yum! Brands, Inc.	93,936	8,181,826
Zoe's Kitchen, Inc. *	5,678	83,751
		178,380,688

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	14,912	2,458,392
AG Mortgage Investment Trust, Inc.	8,935	157,971
AGNC Investment Corp.	117,460	2,222,343
Ally Financial, Inc.	118,959	3,104,830
American Express Co.	204,617	20,205,929
Ameriprise Financial, Inc.	41,530	5,822,921
Annaly Capital Management, Inc.	319,757	3,315,880
Anworth Mortgage Asset Corp.	31,362	148,342
Apollo Commercial Real Estate Finance, Inc.	22,764	410,207
Arbor Realty Trust, Inc.	14,812	129,753
Ares Commercial Real Estate Corp.	10,752	131,497
Arlington Asset Investment Corp., Class A	6,941	79,405
ARMOUR Residential REIT, Inc.	10,820	244,857
Artisan Partners Asset Management, Inc., Class A	15,326	492,731
Associated Capital Group, Inc., Class A	3,400	122,910
Asta Funding, Inc.	6,000	21,000
Atlanticus Holdings Corp. *	4,629	10,138
B. Riley Financial, Inc.	10,000	206,500
Berkshire Hathaway, Inc., Class B *	543,352	105,263,583
BGC Partners, Inc., Class A	68,800	919,168
BlackRock, Inc.	34,984	18,244,156
Blackstone Mortgage Trust, Inc., Class A	27,702	854,607
Cannae Holdings, Inc. *	23,093	477,101
Capital One Financial Corp.	138,100	12,514,622
Capstead Mortgage Corp.	28,021	246,585
Cboe Global Markets, Inc.	32,150	3,432,977
Chimera Investment Corp.	59,540	1,041,355
CME Group, Inc.	95,513	15,060,490
Cohen & Steers, Inc.	6,489	260,209
Cowen, Inc. *	8,211	127,271
Credit Acceptance Corp. *	3,400	1,124,856
CYS Investments, Inc.	57,924	415,315
Security	Number of Shares	Value ($)
Diamond Hill Investment Group, Inc.	1,017	198,742
Discover Financial Services	98,068	6,987,345
Donnelley Financial Solutions, Inc. *	9,665	177,836
Dynex Capital, Inc.	14,397	94,732
E*TRADE Financial Corp. *	75,945	4,608,343
Eaton Vance Corp.	34,000	1,849,260
Encore Capital Group, Inc. *	6,419	286,287
Enova International, Inc. *	10,313	302,171
Evercore, Inc., Class A	12,127	1,227,859
EZCORP, Inc., Class A *	14,614	200,212
FactSet Research Systems, Inc.	10,658	2,015,534
Federated Investors, Inc., Class B	24,708	654,021
FGL Holdings *	42,000	400,260
Financial Engines, Inc.	20,113	898,045
FirstCash, Inc.	14,968	1,297,726
Franklin Resources, Inc.	90,192	3,034,059
GAMCO Investors, Inc., Class A	3,400	87,210
Granite Point Mortgage Trust, Inc.	10,139	168,713
Great Ajax Corp.	5,000	67,200
Green Dot Corp., Class A *	13,949	848,239
Greenhill & Co., Inc.	6,539	132,742
Hamilton Lane, Inc., Class A	4,372	182,968
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	285,541
Houlihan Lokey, Inc.	8,090	360,005
Interactive Brokers Group, Inc., Class A	20,378	1,512,048
Intercontinental Exchange, Inc.	164,316	11,906,337
INTL. FCStone, Inc. *	4,437	198,866
Invesco Ltd.	114,387	3,313,791
Invesco Mortgage Capital, Inc.	27,466	445,773
Investment Technology Group, Inc.	10,065	203,514
Janus Henderson Group plc	51,223	1,618,135
KKR Real Estate Finance Trust, Inc.	5,000	98,550
Ladder Capital Corp.	24,593	341,843
Ladenburg Thalmann Financial Services, Inc.	36,436	120,968
Lazard Ltd., Class A	36,225	1,971,364
Legg Mason, Inc.	25,882	1,027,515
LendingClub Corp. *	99,080	266,525
Leucadia National Corp.	85,275	2,050,011
LPL Financial Holdings, Inc.	25,721	1,557,921
MarketAxess Holdings, Inc.	10,362	2,058,204
Marlin Business Services Corp.	4,000	109,600
MFA Financial, Inc.	120,128	903,363
Moelis & Co., Class A	10,644	572,647
Moody's Corp.	47,173	7,651,461
Morgan Stanley	389,725	20,117,604
Morningstar, Inc.	6,600	716,628
MSCI, Inc.	25,058	3,754,440
MTGE Investment Corp.	14,600	264,990
Nasdaq, Inc.	33,507	2,959,338
Navient Corp.	86,900	1,152,294
Nelnet, Inc., Class A	5,544	292,779
New Residential Investment Corp.	95,095	1,662,261
New York Mortgage Trust, Inc. (a)	31,075	188,314
Northern Trust Corp.	60,825	6,493,069
On Deck Capital, Inc. *	20,000	105,000
OneMain Holdings, Inc. *	20,012	617,370
Oppenheimer Holdings, Inc., Class A	3,500	93,975
Orchid Island Capital, Inc. (a)	12,908	90,356
PennyMac Mortgage Investment Trust	17,846	313,911
Piper Jaffray Cos.	3,950	276,697
PJT Partners, Inc., Class A	5,047	280,058
PRA Group, Inc. *	12,232	435,459
Raymond James Financial, Inc.	37,313	3,348,842
Redwood Trust, Inc.	27,300	418,782
Regional Management Corp. *	3,000	98,610
Resource Capital Corp.	9,433	92,066

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
S&P Global, Inc.	71,817	13,544,686
Safeguard Scientifics, Inc. *	7,000	90,650
Santander Consumer USA Holdings, Inc.	30,828	568,777
SEI Investments Co.	35,629	2,252,822
SLM Corp. *	127,370	1,462,208
Starwood Property Trust, Inc.	71,282	1,494,071
State Street Corp.	104,853	10,462,232
Stifel Financial Corp.	21,305	1,241,655
Sutherland Asset Management Corp.	5,000	72,000
Synchrony Financial	203,763	6,758,819
T. Rowe Price Group, Inc.	68,238	7,766,849
TD Ameritrade Holding Corp.	78,061	4,534,563
The Bank of New York Mellon Corp.	285,600	15,568,056
The Charles Schwab Corp. (b)	334,770	18,639,994
The Goldman Sachs Group, Inc.	99,700	23,761,501
TPG RE Finance Trust, Inc.	3,500	69,265
Two Harbors Investment Corp.	52,308	798,220
Virtu Financial, Inc., Class A	12,058	434,088
Virtus Investment Partners, Inc.	1,996	230,239
Voya Financial, Inc.	50,094	2,622,421
Waddell & Reed Financial, Inc., Class A	21,893	443,114
Western Asset Mortgage Capital Corp.	14,407	143,350
Westwood Holdings Group, Inc.	2,653	153,821
WisdomTree Investments, Inc.	30,785	325,397
World Acceptance Corp. *	1,677	171,892
		420,944,920

Energy 6.0%
Abraxas Petroleum Corp. *	53,135	151,966
Adams Resources & Energy, Inc.	1,166	53,403
Alta Mesa Resources, Inc. *	30,000	225,000
Anadarko Petroleum Corp.	155,611	10,475,733
Andeavor	40,774	5,639,860
Antero Resources Corp. *	62,000	1,178,000
Apache Corp.	106,138	4,346,351
Arch Coal, Inc., Class A	6,370	514,887
Archrock, Inc.	44,914	485,071
Baker Hughes, a GE Co.	117,006	4,225,087
Basic Energy Services, Inc. *	6,128	99,151
Bonanza Creek Energy, Inc. *	5,381	163,206
Bristow Group, Inc.	8,868	142,331
C&J Energy Services, Inc. *	16,763	500,543
Cabot Oil & Gas Corp.	127,962	3,059,571
Cactus, Inc., Class A *	10,000	287,100
California Resources Corp. *	10,379	264,146
Callon Petroleum Co. *	63,129	878,124
Carrizo Oil & Gas, Inc. *	20,687	415,188
Centennial Resource Development, Inc., Class A *	52,422	969,807
Cheniere Energy, Inc. *	56,805	3,303,779
Chesapeake Energy Corp. *(a)	239,129	710,213
Chevron Corp.	539,258	67,466,568
Cimarex Energy Co.	26,070	2,622,381
Cloud Peak Energy, Inc. *	22,147	70,649
CNX Resources Corp. *	57,820	859,205
Comstock Resources, Inc. *(a)	10,160	70,409
Concho Resources, Inc. *	41,966	6,597,475
ConocoPhillips	332,462	21,776,261
CONSOL Energy, Inc. *	6,970	219,207
Continental Resources, Inc. *	25,700	1,697,742
Core Laboratories N.V.	12,494	1,529,890
CVR Energy, Inc. (a)	5,100	175,950
Delek US Holdings, Inc.	21,919	1,038,303
Denbury Resources, Inc. *	103,025	338,952
Devon Energy Corp.	152,407	5,536,946
Diamond Offshore Drilling, Inc. *(a)	16,951	311,729
Diamondback Energy, Inc. *	28,252	3,628,969
Security	Number of Shares	Value ($)
Dorian LPG Ltd. *	1,074	7,722
Dril-Quip, Inc. *	9,836	407,702
Energen Corp. *	29,377	1,922,431
Ensco plc, Class A	112,063	633,156
EOG Resources, Inc.	163,332	19,300,942
EQT Corp.	67,356	3,380,598
Era Group, Inc. *	6,921	73,017
Exterran Corp. *	8,904	260,798
Extraction Oil & Gas, Inc. *	42,507	600,199
Exxon Mobil Corp.	1,196,140	92,999,885
Fairmount Santrol Holdings, Inc. *	42,338	232,859
Forum Energy Technologies, Inc. *	19,571	246,595
Frank's International N.V.	17,486	122,227
FTS International, Inc. *	10,000	199,700
Gastar Exploration, Inc. *	61,832	42,046
Gener8 Maritime, Inc. *	23,934	137,860
Geospace Technologies Corp. *	4,643	48,937
Gevo, Inc. *(a)	301,600	108,546
Green Plains, Inc.	9,300	172,980
Gulf Island Fabrication, Inc.	4,100	41,000
Gulfport Energy Corp. *	43,693	406,345
Halcon Resources Corp. *	40,012	214,864
Halliburton Co.	248,310	13,157,947
Helix Energy Solutions Group, Inc. *	39,464	304,662
Helmerich & Payne, Inc.	30,706	2,135,602
Hess Corp.	78,099	4,450,862
HighPoint Resources Corp. *	21,405	147,909
HollyFrontier Corp.	50,448	3,061,689
International Seaways, Inc. *	8,291	166,898
ION Geophysical Corp. *	2,790	80,352
Jagged Peak Energy, Inc. *	10,987	157,444
Keane Group, Inc. *	20,667	321,372
Kinder Morgan, Inc.	538,117	8,513,011
Kosmos Energy Ltd. *	93,484	658,127
Laredo Petroleum, Inc. *	35,379	389,169
Mammoth Energy Services, Inc. *	4,000	129,920
Marathon Oil Corp.	248,050	4,526,913
Marathon Petroleum Corp.	133,710	10,016,216
Matador Resources Co. *	29,802	975,718
Matrix Service Co. *	8,000	123,200
McDermott International, Inc. *	74,593	492,314
Midstates Petroleum Co., Inc. *	7,777	108,800
Murphy Oil Corp.	46,367	1,396,110
Nabors Industries Ltd.	87,011	662,154
NACCO Industries, Inc., Class A	1,900	70,015
National Oilwell Varco, Inc.	105,307	4,072,222
Natural Gas Services Group, Inc. *	4,213	101,533
Newfield Exploration Co. *	55,300	1,647,940
Newpark Resources, Inc. *	36,550	383,775
Noble Corp. plc *	64,738	302,327
Noble Energy, Inc.	136,536	4,619,013
Oasis Petroleum, Inc. *	75,392	831,574
Occidental Petroleum Corp.	215,951	16,684,374
Oceaneering International, Inc.	31,910	677,768
Oil States International, Inc. *	19,662	706,849
ONEOK, Inc.	114,480	6,893,986
Pacific Ethanol, Inc. *	10,200	35,700
Panhandle Oil & Gas, Inc., Class A	6,200	120,590
Par Pacific Holdings, Inc. *	6,744	113,771
Parsley Energy, Inc., Class A *	73,125	2,195,944
Patterson-UTI Energy, Inc.	65,529	1,403,631
PBF Energy, Inc., Class A	32,209	1,234,571
PDC Energy, Inc. *	19,571	1,047,831
Peabody Energy Corp.	30,793	1,134,722
Penn Virginia Corp. *	3,770	175,003
PHI, Inc. - Non Voting Shares *	4,000	50,120
Phillips 66	117,167	13,041,859
Pioneer Energy Services Corp. *	30,366	104,763

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pioneer Natural Resources Co.	48,299	9,734,663
ProPetro Holding Corp. *	15,890	290,787
QEP Resources, Inc. *	63,158	769,264
Range Resources Corp.	66,507	921,122
Renewable Energy Group, Inc. *	9,517	122,769
Resolute Energy Corp. *(a)	5,506	183,845
REX American Resources Corp. *	1,646	123,088
RigNet, Inc. *	4,141	62,529
Ring Energy, Inc. *	14,004	234,147
Rowan Cos. plc, Class A *	28,816	416,103
RPC, Inc. (a)	21,418	385,738
RSP Permian, Inc. *	35,709	1,771,524
Sanchez Energy Corp. *(a)	20,919	64,221
SandRidge Energy, Inc. *	9,649	140,296
Schlumberger Ltd.	390,361	26,763,150
SEACOR Holdings, Inc. *	4,850	265,974
SEACOR Marine Holdings, Inc. *	4,876	115,512
Select Energy Services, Inc., Class A *	18,138	272,977
SemGroup Corp., Class A	17,476	439,521
SM Energy Co.	26,956	645,596
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	108,382
Southwestern Energy Co. *	134,695	552,250
SRC Energy, Inc. *	63,800	704,352
Stone Energy Corp. *	5,000	178,000
Superior Energy Services, Inc. *	41,000	439,930
Synthesis Energy Systems, Inc. *	31,826	99,297
Targa Resources Corp.	63,337	2,974,939
TechnipFMC plc	125,004	4,120,132
Tellurian, Inc. *(a)	16,123	153,491
TETRA Technologies, Inc. *	33,023	129,780
The Williams Cos., Inc.	233,325	6,003,452
Tidewater, Inc. *	5,957	204,087
Transocean Ltd. *	124,217	1,536,564
Ultra Petroleum Corp. *	51,863	125,508
Unit Corp. *	14,188	321,784
Uranium Energy Corp. *(a)	39,550	59,721
US Silica Holdings, Inc.	21,204	638,452
Valero Energy Corp.	122,077	13,542,002
W&T Offshore, Inc. *	25,000	152,500
Weatherford International plc *	301,607	889,741
Whiting Petroleum Corp. *	23,553	961,434
WildHorse Resource Development Corp. *	6,671	174,447
World Fuel Services Corp.	22,400	480,928
WPX Energy, Inc. *	115,728	1,977,792
		463,467,623

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	10,991	1,061,731
Costco Wholesale Corp.	124,007	24,449,220
Ingles Markets, Inc., Class A	4,200	143,850
Performance Food Group Co. *	28,895	937,643
PriceSmart, Inc.	7,280	637,728
Rite Aid Corp. *	315,580	527,019
SpartanNash, Co.	10,256	186,454
Sprouts Farmers Market, Inc. *	37,162	930,165
SUPERVALU, Inc. *	10,421	182,472
Sysco Corp.	133,345	8,339,396
The Andersons, Inc.	7,371	240,663
The Chefs' Warehouse, Inc. *	5,869	142,323
The Kroger Co.	246,001	6,196,765
U.S. Foods Holding Corp. *	41,396	1,414,915
United Natural Foods, Inc. *	13,438	604,979
Walgreens Boots Alliance, Inc.	240,110	15,955,309
Security	Number of Shares	Value ($)
Walmart, Inc.	409,919	36,261,435
Weis Markets, Inc.	4,797	220,758
		98,432,825

Food, Beverage & Tobacco 3.6%
Alico, Inc.	2,000	64,600
Alliance One International, Inc. *	2,460	51,414
Altria Group, Inc.	537,081	30,135,615
Archer-Daniels-Midland Co.	155,563	7,059,449
B&G Foods, Inc. (a)	17,444	396,851
Brown-Forman Corp., Class A	16,000	853,920
Brown-Forman Corp., Class B	75,390	4,224,856
Bunge Ltd.	41,200	2,975,876
Cal-Maine Foods, Inc. *	8,085	393,739
Calavo Growers, Inc.	4,289	401,879
Campbell Soup Co.	52,932	2,158,567
Coca-Cola Bottling Co. Consolidated	1,248	210,151
ConAgra Brands, Inc.	110,633	4,101,165
Constellation Brands, Inc., Class A	47,975	11,184,412
Craft Brew Alliance, Inc. *	3,000	57,900
Darling Ingredients, Inc. *	49,053	840,768
Dean Foods Co.	26,756	230,369
Dr Pepper Snapple Group, Inc.	49,900	5,986,004
Farmer Brothers Co. *	4,500	127,575
Flowers Foods, Inc.	54,834	1,239,797
Fresh Del Monte Produce, Inc.	9,062	445,397
Freshpet, Inc. *	6,900	136,620
General Mills, Inc.	161,842	7,078,969
Hormel Foods Corp.	73,399	2,660,714
Hostess Brands, Inc. *	20,300	285,215
Ingredion, Inc.	21,300	2,579,217
J&J Snack Foods Corp.	4,866	668,637
John B. Sanfilippo & Son, Inc.	2,559	145,581
Kellogg Co.	70,077	4,127,535
Lamb Weston Holdings, Inc.	40,264	2,630,044
Lancaster Colony Corp.	6,700	841,453
Landec Corp. *	9,100	121,030
Limoneira Co.	2,900	67,512
McCormick & Co., Inc. - Non Voting Shares	35,077	3,697,467
MGP Ingredients, Inc.	3,577	342,641
Molson Coors Brewing Co., Class B	51,386	3,660,739
Mondelez International, Inc., Class A	417,470	16,490,065
Monster Beverage Corp. *	115,585	6,357,175
National Beverage Corp.	3,177	280,720
PepsiCo, Inc.	401,802	40,557,894
Philip Morris International, Inc.	438,889	35,988,898
Pilgrim's Pride Corp. *	13,606	293,890
Pinnacle Foods, Inc.	32,400	1,956,960
Post Holdings, Inc. *	20,313	1,616,305
Primo Water Corp. *	8,605	112,209
Rocky Mountain Chocolate Factory, Inc.	3,427	39,787
Sanderson Farms, Inc.	6,041	671,518
Seaboard Corp.	100	400,705
Seneca Foods Corp., Class A *	2,000	55,100
The Boston Beer Co., Inc., Class A *	2,942	659,449
The Coca-Cola Co.	1,083,494	46,817,776
The Hain Celestial Group, Inc. *	29,912	871,337
The Hershey Co.	37,897	3,484,250
The JM Smucker Co.	32,947	3,758,594
The Kraft Heinz Co.	169,549	9,559,173
The Simply Good Foods Co. *	13,000	168,480
Tootsie Roll Industries, Inc. (a)	5,432	155,084
TreeHouse Foods, Inc. *	14,730	567,105
Turning Point Brands, Inc.	7,000	148,540
Tyson Foods, Inc., Class A	82,899	5,811,220

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	10,100	475,205
Vector Group Ltd.	30,725	599,137
		280,080,254

Health Care Equipment & Services 6.0%
Abaxis, Inc.	6,530	434,702
Abbott Laboratories	489,311	28,443,648
ABIOMED, Inc. *	12,003	3,612,303
Acadia Healthcare Co., Inc. *	24,116	858,047
Accuray, Inc. *	28,423	142,115
Aceto Corp.	7,900	19,908
Addus HomeCare Corp. *	2,079	109,148
Aetna, Inc.	92,175	16,503,934
Align Technology, Inc. *	20,700	5,171,895
Allscripts Healthcare Solutions, Inc. *	47,175	548,174
Amedisys, Inc. *	7,656	505,985
American Renal Associates Holdings, Inc. *	4,023	58,937
AmerisourceBergen Corp.	46,661	4,226,553
AMN Healthcare Services, Inc. *	15,100	1,009,435
Analogic Corp.	3,529	293,260
AngioDynamics, Inc. *	11,557	223,975
Anika Therapeutics, Inc. *	4,606	202,710
Antares Pharma, Inc. *	48,097	112,547
Anthem, Inc.	71,722	16,925,675
athenahealth, Inc. *	11,300	1,383,911
AtriCure, Inc. *	9,515	211,518
Atrion Corp.	475	295,498
AxoGen, Inc. *	10,800	429,840
Baxter International, Inc.	140,587	9,770,796
Becton, Dickinson & Co.	75,051	17,402,075
BioScrip, Inc. *	36,021	94,735
BioTelemetry, Inc. *	7,518	287,188
Boston Scientific Corp. *	390,352	11,210,909
Brookdale Senior Living, Inc. *	51,725	374,489
Cantel Medical Corp.	10,504	1,177,183
Capital Senior Living Corp. *	8,394	98,630
Cardinal Health, Inc.	89,582	5,748,477
Cardiovascular Systems, Inc. *	9,899	226,192
Centene Corp. *	49,554	5,380,573
Cerner Corp. *	89,491	5,212,851
Cerus Corp. *	33,302	173,170
Chemed Corp.	4,674	1,440,620
Cigna Corp.	68,257	11,727,918
Civitas Solutions, Inc. *	5,560	79,230
Community Health Systems, Inc. *	28,066	106,089
Computer Programs & Systems, Inc.	3,600	107,460
ConforMIS, Inc. *	16,943	21,941
CONMED Corp.	7,300	474,719
Corindus Vascular Robotics, Inc. *(a)	28,381	29,516
CorVel Corp. *	2,700	132,435
Cotiviti Holdings, Inc. *	10,351	357,524
Cross Country Healthcare, Inc. *	12,500	157,250
CryoLife, Inc. *	9,050	203,173
Cutera, Inc. *	4,219	211,583
CVS Health Corp.	287,859	20,101,194
Danaher Corp.	172,408	17,295,971
DaVita, Inc. *	40,500	2,542,995
DENTSPLY SIRONA, Inc.	63,540	3,198,604
DexCom, Inc. *	24,599	1,800,155
Diplomat Pharmacy, Inc. *	12,923	281,592
Edwards Lifesciences Corp. *	59,165	7,535,254
Encompass Health Corp.	27,638	1,680,943
Endologix, Inc. *	22,949	98,910
Envision Healthcare Corp. *	35,164	1,307,046
Evolent Health, Inc., Class A *	16,158	266,607
Express Scripts Holding Co. *	159,183	12,050,153
Security	Number of Shares	Value ($)
Five Star Senior Living, Inc. *	14,335	17,202
GenMark Diagnostics, Inc. *	23,500	147,110
Glaukos Corp. *	8,377	282,137
Globus Medical, Inc., Class A *	21,429	1,096,951
Haemonetics Corp. *	15,566	1,214,771
Halyard Health, Inc. *	12,275	581,467
HCA Healthcare, Inc.	79,108	7,573,800
HealthEquity, Inc. *	14,400	945,648
HealthStream, Inc.	6,800	157,692
Henry Schein, Inc. *	44,497	3,381,772
Heska Corp. *	1,591	129,857
Hill-Rom Holdings, Inc.	18,687	1,603,905
HMS Holdings Corp. *	34,018	612,664
Hologic, Inc. *	77,850	3,019,801
Humana, Inc.	38,945	11,456,840
ICU Medical, Inc. *	4,711	1,185,759
IDEXX Laboratories, Inc. *	25,100	4,881,699
Inogen, Inc. *	5,517	775,580
Inovalon Holdings, Inc., Class A *	17,744	187,199
Insulet Corp. *	16,748	1,440,328
Integer Holdings Corp. *	7,675	421,358
Integra LifeSciences Holdings Corp. *	17,400	1,072,362
Intuitive Surgical, Inc. *	31,561	13,911,458
Invacare Corp.	9,218	167,768
iRhythm Technologies, Inc. *	6,447	374,893
K2M Group Holdings, Inc. *	12,900	246,390
Kindred Healthcare, Inc. *	23,655	210,530
Laboratory Corp. of America Holdings *	28,100	4,798,075
Lantheus Holdings, Inc. *	7,198	128,124
LeMaitre Vascular, Inc.	4,566	143,601
LHC Group, Inc. *	7,836	583,155
LifePoint Health, Inc. *	12,364	592,236
LivaNova plc *	12,730	1,130,169
Magellan Health, Inc. *	8,158	684,048
Masimo Corp. *	15,168	1,361,025
McKesson Corp.	58,278	9,103,606
Medidata Solutions, Inc. *	17,117	1,221,469
MEDNAX, Inc. *	26,500	1,216,615
Medtronic plc	381,820	30,595,237
Meridian Bioscience, Inc.	13,107	191,362
Merit Medical Systems, Inc. *	15,880	770,180
Molina Healthcare, Inc. *	13,450	1,119,713
National HealthCare Corp.	3,458	211,906
National Research Corp., Class A	3,236	105,817
Natus Medical, Inc. *	8,541	282,280
Neogen Corp. *	15,676	1,068,319
Nevro Corp. *	7,443	665,106
NuVasive, Inc. *	13,357	710,726
Nuvectra Corp. *	2,233	28,761
NxStage Medical, Inc. *	18,700	497,794
Omnicell, Inc. *	10,104	435,482
OraSure Technologies, Inc. *	16,500	292,545
Orthofix International N.V. *	5,056	308,517
Owens & Minor, Inc.	16,200	263,250
Patterson Cos., Inc.	23,134	538,560
Penumbra, Inc. *	8,883	1,104,601
Premier, Inc., Class A *	17,800	587,222
Quality Systems, Inc. *	14,156	190,115
Quest Diagnostics, Inc.	37,824	3,827,789
Quidel Corp. *	7,886	447,136
Quorum Health Corp. *	5,949	41,940
R1 RCM, Inc. *	25,130	186,716
RadNet, Inc. *	9,459	125,332
ResMed, Inc.	40,929	3,873,521
Rockwell Medical, Inc. *(a)	13,042	68,992
RTI Surgical, Inc. *	18,100	79,640
SeaSpine Holdings Corp. *	1,766	20,327
Select Medical Holdings Corp. *	27,946	504,425

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
STAAR Surgical Co. *	8,247	134,014
STERIS plc	24,181	2,285,588
Stryker Corp.	90,660	15,359,617
Surgery Partners, Inc. *	5,591	89,456
Surmodics, Inc. *	4,200	156,870
Tabula Rasa HealthCare, Inc. *	3,600	147,564
Tactile Systems Technology, Inc. *	4,107	142,965
Tandem Diabetes Care, Inc. *	12,486	95,268
Teladoc, Inc. *	18,585	799,155
Teleflex, Inc.	12,575	3,368,591
Tenet Healthcare Corp. *	22,155	530,391
The Cooper Cos., Inc.	14,087	3,221,838
The Ensign Group, Inc.	14,906	415,430
The Providence Service Corp. *	3,302	250,556
Tivity Health, Inc. *	11,200	402,640
Triple-S Management Corp., Class B *	6,648	188,471
U.S. Physical Therapy, Inc.	5,000	456,250
UnitedHealth Group, Inc.	273,230	64,591,572
Universal Health Services, Inc., Class B	24,626	2,812,289
Utah Medical Products, Inc.	1,365	138,616
Varex Imaging Corp. *	10,263	369,365
Varian Medical Systems, Inc. *	26,239	3,032,966
Veeva Systems, Inc., Class A *	31,928	2,239,111
ViewRay, Inc. *(a)	8,260	60,959
Vocera Communications, Inc. *	8,573	214,925
WellCare Health Plans, Inc. *	12,559	2,576,604
West Pharmaceutical Services, Inc.	21,900	1,931,799
Wright Medical Group N.V. *	33,988	666,505
Zimmer Biomet Holdings, Inc.	57,231	6,591,294
		462,562,912

Household & Personal Products 1.3%
Avon Products, Inc. *	123,017	311,233
Central Garden & Pet Co. *	4,210	157,833
Central Garden & Pet Co., Class A *	10,529	373,780
Church & Dwight Co., Inc.	67,000	3,095,400
Colgate-Palmolive Co.	248,041	16,179,714
Coty, Inc., Class A	138,235	2,398,377
Edgewell Personal Care Co. *	14,287	629,342
elf Beauty, Inc. *	6,276	114,035
Energizer Holdings, Inc.	19,933	1,143,357
Herbalife Nutrition Ltd. *	17,155	1,813,798
HRG Group, Inc. *	39,918	448,678
Inter Parfums, Inc.	5,613	287,386
Kimberly-Clark Corp.	98,119	10,159,241
Medifast, Inc.	2,913	292,407
Nu Skin Enterprises, Inc., Class A	16,851	1,198,949
Oil-Dri Corp. of America	1,600	62,016
Orchids Paper Products Co. *	2,500	15,275
Revlon, Inc., Class A *(a)	3,255	74,214
Spectrum Brands Holdings, Inc.	6,500	468,650
The Clorox Co.	36,547	4,283,308
The Estee Lauder Cos., Inc., Class A	62,919	9,317,675
The Procter & Gamble Co.	710,645	51,408,059
USANA Health Sciences, Inc. *	3,156	333,116
WD-40 Co.	3,915	516,389
		105,082,232

Insurance 2.8%
Aflac, Inc.	216,686	9,874,381
Alleghany Corp.	4,440	2,551,535
Ambac Financial Group, Inc. *	13,400	228,202
American Equity Investment Life Holding Co.	23,100	697,620
American Financial Group, Inc.	18,750	2,122,875
American International Group, Inc.	254,352	14,243,712
Security	Number of Shares	Value ($)
American National Insurance Co.	2,769	334,135
AMERISAFE, Inc.	8,146	483,058
AmTrust Financial Services, Inc.	25,628	330,345
Aon plc	69,137	9,849,948
Arch Capital Group Ltd. *	39,053	3,129,317
Argo Group International Holdings Ltd.	8,884	519,270
Arthur J. Gallagher & Co.	50,400	3,527,496
Aspen Insurance Holdings Ltd.	18,300	776,835
Assurant, Inc.	14,800	1,373,736
Assured Guaranty Ltd.	33,320	1,209,183
Athene Holding Ltd., Class A *	34,450	1,688,050
Axis Capital Holdings Ltd.	23,700	1,391,190
Baldwin & Lyons, Inc., Class B	4,687	109,207
Brighthouse Financial, Inc. *	26,556	1,348,514
Brown & Brown, Inc.	64,340	1,751,978
Chubb Ltd.	131,086	17,784,438
Cincinnati Financial Corp.	42,883	3,016,390
Citizens, Inc. *(a)	16,000	124,320
CNA Financial Corp.	10,089	509,091
CNO Financial Group, Inc.	53,908	1,155,788
Crawford & Co., Class B	5,800	46,516
eHealth, Inc. *	4,902	92,354
EMC Insurance Group, Inc.	4,151	107,843
Employers Holdings, Inc.	9,216	376,934
Enstar Group Ltd. *	2,822	593,043
Erie Indemnity Co., Class A	5,829	680,652
Everest Re Group Ltd.	11,737	2,730,848
FBL Financial Group, Inc., Class A	3,305	256,964
Federated National Holding Co.	4,085	69,036
First American Financial Corp.	32,500	1,661,075
FNF Group	77,152	2,841,508
Genworth Financial, Inc., Class A *	131,320	362,443
Global Indemnity Ltd.	2,000	81,780
Greenlight Capital Re Ltd., Class A *	7,400	114,700
HCI Group, Inc.	5,000	209,450
Health Insurance Innovations, Inc., Class A *	3,371	96,073
Heritage Insurance Holdings, Inc.	6,081	95,472
Horace Mann Educators Corp.	11,020	492,594
Independence Holding Co.	2,970	105,138
Infinity Property & Casualty Corp.	3,070	405,240
Investors Title Co.	750	146,025
James River Group Holdings Ltd.	6,726	244,288
Kemper Corp.	12,973	875,677
Kinsale Capital Group, Inc.	5,610	289,195
Lincoln National Corp.	61,126	4,317,941
Loews Corp.	72,626	3,809,960
Maiden Holdings Ltd.	18,900	144,585
Markel Corp. *	3,937	4,448,967
Marsh & McLennan Cos., Inc.	142,015	11,574,222
MBIA, Inc. *(a)	25,042	213,358
Mercury General Corp.	12,645	578,256
MetLife, Inc.	292,056	13,922,310
National General Holdings Corp.	16,827	433,632
National Western Life Group, Inc., Class A	624	198,064
Old Republic International Corp.	71,480	1,458,192
Primerica, Inc.	12,598	1,218,856
Principal Financial Group, Inc.	75,904	4,495,035
ProAssurance Corp.	16,317	771,794
Prudential Financial, Inc.	117,927	12,537,999
Reinsurance Group of America, Inc.	18,610	2,780,334
RenaissanceRe Holdings Ltd.	11,532	1,568,813
RLI Corp.	12,700	803,656
Safety Insurance Group, Inc.	6,255	500,400
Selective Insurance Group, Inc.	19,233	1,138,594
State Auto Financial Corp.	5,500	171,765
Stewart Information Services Corp.	6,635	276,746
The Allstate Corp.	100,035	9,785,424

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Hanover Insurance Group, Inc.	12,032	1,381,875
The Hartford Financial Services Group, Inc.	99,893	5,378,239
The Navigators Group, Inc.	9,020	509,630
The Progressive Corp.	164,456	9,915,052
The Travelers Cos., Inc.	75,640	9,954,224
Third Point Reinsurance Ltd. *	22,436	298,399
Torchmark Corp.	29,600	2,567,504
Trupanion, Inc. *(a)	5,574	146,485
United Fire Group, Inc.	6,616	332,719
United Insurance Holdings Corp.	6,439	121,440
Universal Insurance Holdings, Inc.	8,700	282,315
Unum Group	63,345	3,064,631
Validus Holdings Ltd.	22,744	1,541,361
W. R. Berkley Corp.	26,280	1,959,437
White Mountains Insurance Group Ltd.	897	776,165
Willis Towers Watson plc	36,508	5,421,803
WMIH Corp. *	65,435	89,646
XL Group Ltd.	71,225	3,959,398
		217,954,688

Materials 3.3%
A. Schulman, Inc.	8,178	350,836
AdvanSix, Inc. *	8,170	292,649
Air Products & Chemicals, Inc.	61,385	9,962,172
AK Steel Holding Corp. *	99,027	454,534
Albemarle Corp.	30,684	2,975,121
Alcoa Corp. *	50,948	2,608,538
Allegheny Technologies, Inc. *	32,393	860,682
American Vanguard Corp.	7,917	170,611
Ampco-Pittsburgh Corp. *	4,500	44,325
AptarGroup, Inc.	17,804	1,664,674
Ashland Global Holdings, Inc.	17,456	1,155,238
Avery Dennison Corp.	24,412	2,558,622
Axalta Coating Systems Ltd. *	60,963	1,883,757
Balchem Corp.	10,397	917,431
Ball Corp.	96,300	3,860,667
Bemis Co., Inc.	26,045	1,126,967
Berry Global Group, Inc. *	35,443	1,949,365
Boise Cascade Co.	9,941	413,546
Cabot Corp.	16,400	916,104
Carpenter Technology Corp.	15,220	810,617
Celanese Corp., Series A	37,748	4,102,075
Century Aluminum Co. *	14,114	246,572
CF Industries Holdings, Inc.	65,218	2,530,458
Chase Corp.	2,130	238,560
Clearwater Paper Corp. *	5,472	129,413
Cleveland-Cliffs, Inc. *	81,400	603,988
Coeur Mining, Inc. *	73,409	555,706
Commercial Metals Co.	29,795	625,993
Compass Minerals International, Inc.	8,603	578,982
Crown Holdings, Inc. *	37,268	1,857,437
Domtar Corp.	16,900	741,910
DowDuPont, Inc.	662,424	41,891,694
Eagle Materials, Inc.	14,414	1,426,409
Eastman Chemical Co.	40,271	4,110,864
Ecolab, Inc.	72,655	10,518,264
Ferro Corp. *	25,700	565,657
Flotek Industries, Inc. *	13,300	47,481
FMC Corp.	39,139	3,120,552
Freeport-McMoRan, Inc.	380,902	5,793,519
FutureFuel Corp.	8,300	97,110
GCP Applied Technologies, Inc. *	22,792	652,991
Gold Resource Corp.	19,195	97,319
Graphic Packaging Holding Co.	87,120	1,245,816
Greif, Inc., Class A	7,672	448,965
H.B. Fuller Co.	15,251	754,467
Security	Number of Shares	Value ($)
Hawkins, Inc.	3,679	119,567
Haynes International, Inc.	3,644	152,356
Hecla Mining Co.	114,500	438,535
Huntsman Corp.	59,317	1,765,867
Ingevity Corp. *	12,467	957,840
Innophos Holdings, Inc.	5,300	219,314
Innospec, Inc.	8,441	613,661
International Flavors & Fragrances, Inc.	21,496	3,036,525
International Paper Co.	115,712	5,966,111
Intrepid Potash, Inc. *	27,197	123,202
Kaiser Aluminum Corp.	5,619	553,696
KapStone Paper & Packaging Corp.	28,201	970,678
KMG Chemicals, Inc.	3,341	205,438
Koppers Holdings, Inc. *	5,651	247,514
Kraton Corp. *	8,303	379,198
Kronos Worldwide, Inc.	6,230	143,539
Louisiana-Pacific Corp.	42,085	1,192,268
LyondellBasell Industries N.V., Class A	90,566	9,575,543
Martin Marietta Materials, Inc.	18,341	3,572,277
Materion Corp.	5,250	266,437
McEwen Mining, Inc. *	72,434	150,663
Mercer International, Inc.	14,056	188,350
Minerals Technologies, Inc.	9,527	657,839
Monsanto Co.	123,554	15,489,965
Myers Industries, Inc.	8,080	188,264
Neenah, Inc.	6,031	470,418
NewMarket Corp.	2,808	1,065,776
Newmont Mining Corp.	149,396	5,869,769
Northern Technologies International Corp.	14,276	426,139
Nucor Corp.	88,645	5,462,305
Olin Corp.	46,292	1,397,555
Olympic Steel, Inc.	3,110	72,930
OMNOVA Solutions, Inc. *	14,068	153,341
Owens-Illinois, Inc. *	50,635	1,029,410
P.H. Glatfelter Co.	12,203	254,921
Packaging Corp. of America	26,763	3,096,211
Platform Specialty Products Corp. *	57,745	581,492
PolyOne Corp.	23,918	1,000,968
PPG Industries, Inc.	70,683	7,483,916
PQ Group Holdings, Inc. *	8,614	119,735
Praxair, Inc.	80,644	12,299,823
Quaker Chemical Corp.	4,376	643,228
Rayonier Advanced Materials, Inc.	13,584	290,698
Reliance Steel & Aluminum Co.	20,567	1,808,251
Resolute Forest Products, Inc. *	28,000	277,200
Royal Gold, Inc.	18,430	1,636,584
RPM International, Inc.	38,018	1,836,269
Schnitzer Steel Industries, Inc., Class A	9,050	266,522
Schweitzer-Mauduit International, Inc.	12,486	487,329
Sealed Air Corp.	48,615	2,131,768
Sensient Technologies Corp.	11,371	757,877
Silgan Holdings, Inc.	19,545	548,628
Sonoco Products Co.	28,409	1,459,086
Steel Dynamics, Inc.	65,104	2,917,310
Stepan Co.	6,704	471,425
Summit Materials, Inc., Class A *	36,436	1,025,309
SunCoke Energy, Inc. *	18,406	211,485
The Chemours Co.	53,738	2,601,457
The Mosaic Co.	102,393	2,759,491
The Scotts Miracle-Gro Co.	10,576	883,942
The Sherwin-Williams Co.	23,221	8,537,433
TimkenSteel Corp. *	10,796	181,265
Trecora Resources *	5,445	70,513
Tredegar Corp.	8,263	145,429
Trinseo S.A.	11,303	824,554
Tronox Ltd., Class A	23,793	408,764
United States Steel Corp.	48,700	1,647,521
Universal Stainless & Alloy Products, Inc. *	1,800	52,812

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
US Concrete, Inc. *	5,180	302,771
Valhi, Inc.	13,600	112,880
Valvoline, Inc.	52,825	1,071,291
Venator Materials plc *	13,280	239,173
Verso Corp., Class A *	9,091	164,183
Vulcan Materials Co.	37,995	4,243,662
W.R. Grace & Co.	19,200	1,314,048
Warrior Met Coal, Inc.	4,618	107,369
Westlake Chemical Corp.	10,317	1,103,609
WestRock Co.	73,098	4,324,478
Worthington Industries, Inc.	11,800	525,454
		254,309,082

Media 2.5%
A. H. Belo Corp., Class A	13,980	78,288
Altice USA, Inc., Class A *(a)	24,078	430,996
AMC Entertainment Holdings, Inc., Class A (a)	14,040	244,998
AMC Networks, Inc., Class A *	13,071	679,692
Cable One, Inc.	1,238	786,279
CBS Corp., Class A	2,103	104,077
CBS Corp., Class B - Non Voting Shares	96,814	4,763,249
Central European Media Enterprises Ltd., Class A *	25,183	107,028
Charter Communications, Inc., Class A *	52,799	14,323,841
Cinemark Holdings, Inc.	30,809	1,206,789
Comcast Corp., Class A	1,311,334	41,162,774
Discovery, Inc., Class A *	43,461	1,027,853
Discovery, Inc., Class C *	90,969	2,021,331
DISH Network Corp., Class A *	63,732	2,138,209
Emerald Expositions Events, Inc.	7,000	134,890
Entercom Communications Corp., Class A	35,099	356,255
Entravision Communications Corp., Class A	18,356	85,355
Gannett Co., Inc.	30,209	292,121
GCI Liberty, Inc., Class A *	27,582	1,230,157
Gray Television, Inc. *	20,503	231,684
John Wiley & Sons, Inc., Class A	11,913	785,662
Liberty Broadband Corp., Class A *	7,151	504,002
Liberty Broadband Corp., Class C *	44,232	3,135,606
Liberty Global plc, Class A *	63,375	1,910,122
Liberty Global plc, Class C *	168,800	4,912,080
Liberty Latin America Ltd., Class A *	14,277	262,697
Liberty Latin America Ltd., Class C *	32,996	595,908
Liberty Media Corp. - Liberty Braves, Class A *	5,301	116,463
Liberty Media Corp. - Liberty Braves, Class C *	13,398	295,292
Liberty Media Corp. - Liberty Formula One, Class A *	8,419	236,658
Liberty Media Corp. - Liberty Formula One, Class C *	54,472	1,608,013
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,395	1,060,749
Liberty Media Corp. - Liberty SiriusXM, Class C *	47,097	1,962,061
Lions Gate Entertainment Corp., Class A	13,600	338,504
Lions Gate Entertainment Corp., Class B	35,632	820,249
Live Nation Entertainment, Inc. *	37,305	1,472,428
Loral Space & Communications, Inc. *	3,815	148,213
Meredith Corp.	12,018	622,532
MSG Networks, Inc., Class A *	18,579	380,870
National CineMedia, Inc.	18,547	106,089
New Media Investment Group, Inc.	15,335	254,254
News Corp., Class A	103,987	1,661,712
News Corp., Class B	32,986	536,023
Security	Number of Shares	Value ($)
Nexstar Media Group, Inc., Class A	13,298	827,801
Omnicom Group, Inc.	65,729	4,841,598
Reading International, Inc., Class A *	4,446	68,157
Salem Media Group, Inc.	5,700	17,955
Scholastic Corp.	10,000	414,000
Sinclair Broadcast Group, Inc., Class A	23,482	665,715
Sirius XM Holdings, Inc. (a)	403,790	2,555,991
TEGNA, Inc.	64,135	677,907
The E.W. Scripps Co., Class A	15,402	171,424
The Interpublic Group of Cos., Inc.	105,679	2,492,968
The Madison Square Garden Co., Class A *	4,929	1,197,846
The Marcus Corp.	6,272	186,906
The New York Times Co., Class A	40,894	958,964
The Walt Disney Co.	424,453	42,585,369
Time Warner, Inc.	220,509	20,904,253
Tribune Media Co., Class A	21,100	797,369
tronc, Inc. *	7,731	141,941
Twenty-First Century Fox, Inc., Class A	298,881	10,927,089
Twenty-First Century Fox, Inc., Class B	122,915	4,433,544
Viacom, Inc., Class A	2,300	81,765
Viacom, Inc., Class B	102,250	3,083,860
World Wrestling Entertainment, Inc., Class A	10,525	418,790
		193,583,265

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
22nd Century Group, Inc. *(a)	28,273	58,525
AbbVie, Inc.	451,446	43,587,111
Abeona Therapeutics, Inc. *	8,452	147,487
ACADIA Pharmaceuticals, Inc. *	31,120	492,007
Accelerate Diagnostics, Inc. *(a)	10,300	228,660
Acceleron Pharma, Inc. *	15,269	533,041
Achaogen, Inc. *(a)	9,416	134,743
Achillion Pharmaceuticals, Inc. *	42,273	159,369
Aclaris Therapeutics, Inc. *	7,476	132,699
Acorda Therapeutics, Inc. *	12,821	296,165
Adamas Pharmaceuticals, Inc. *	4,918	148,474
Aduro Biotech, Inc. *	9,979	68,855
Adverum Biotechnologies, Inc. *	12,177	76,106
Aerie Pharmaceuticals, Inc. *	11,893	608,922
Agenus, Inc. *	21,970	75,357
Agilent Technologies, Inc.	90,539	5,952,034
Agios Pharmaceuticals, Inc. *	14,576	1,223,072
Aimmune Therapeutics, Inc. *	12,240	379,930
Akcea Therapeutics, Inc. *	4,993	130,367
Akebia Therapeutics, Inc. *	13,440	123,782
Akorn, Inc. *	26,000	375,180
Albireo Pharma, Inc. *	2,099	64,166
Alder Biopharmaceuticals, Inc. *	15,200	215,840
Alexion Pharmaceuticals, Inc. *	62,690	7,374,225
Alkermes plc *	46,178	2,044,300
Allergan plc	93,639	14,387,632
Alnylam Pharmaceuticals, Inc. *	23,071	2,180,902
AMAG Pharmaceuticals, Inc. *	10,551	216,823
Amgen, Inc.	188,931	32,964,681
Amicus Therapeutics, Inc. *	54,931	777,274
Amphastar Pharmaceuticals, Inc. *	10,000	190,900
AnaptysBio, Inc. *	3,962	371,556
ANI Pharmaceuticals, Inc. *	2,712	160,957
Apellis Pharmaceuticals, Inc. *	3,100	74,741
Aptevo Therapeutics, Inc. *	5,200	23,036
Aquinox Pharmaceuticals, Inc. *	6,570	80,088
Aratana Therapeutics, Inc. *	10,100	52,015
Arena Pharmaceuticals, Inc. *	14,694	585,409
ArQule, Inc. *	21,000	54,390
Array BioPharma, Inc. *	56,677	768,540

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arrowhead Pharmaceuticals, Inc. *	19,900	127,758
Assembly Biosciences, Inc. *	6,500	282,620
Atara Biotherapeutics, Inc. *	11,783	475,444
Athenex, Inc. *	10,000	160,100
Audentes Therapeutics, Inc. *	10,097	377,224
AVEO Pharmaceuticals, Inc. *	28,629	68,137
Avexis, Inc. *	8,887	1,889,909
Bellicum Pharmaceuticals, Inc. *	8,872	59,354
Bio-Rad Laboratories, Inc., Class A *	5,773	1,464,668
Bio-Techne Corp.	11,514	1,737,578
BioCryst Pharmaceuticals, Inc. *	23,900	117,588
Biogen, Inc. *	60,271	16,490,146
Biohaven Pharmaceutical Holding Co., Ltd. *	3,000	87,480
BioMarin Pharmaceutical, Inc. *	49,554	4,138,255
BioTime, Inc. *	30,056	64,921
Bluebird Bio, Inc. *	13,915	2,367,637
Blueprint Medicines Corp. *	10,753	824,970
Bristol-Myers Squibb Co.	462,980	24,135,147
Bruker Corp.	26,774	790,636
Calithera Biosciences, Inc. *	20,500	126,075
Cambrex Corp. *	12,158	643,766
Cara Therapeutics, Inc. *(a)	8,118	100,501
CASI Pharmaceuticals, Inc. *	10,961	73,000
Catalent, Inc. *	38,174	1,569,333
Catalyst Biosciences, Inc. *	3,328	94,815
Catalyst Pharmaceuticals, Inc. *	28,204	78,971
Celgene Corp. *	213,321	18,580,259
Celldex Therapeutics, Inc. *	40,733	30,142
Charles River Laboratories International, Inc. *	14,016	1,460,327
Clearside Biomedical, Inc. *	8,122	98,926
Clovis Oncology, Inc. *	14,851	644,236
Codexis, Inc. *	12,581	141,536
Coherus Biosciences, Inc. *	13,200	159,720
Collegium Pharmaceutical, Inc. *	6,083	143,863
Concert Pharmaceuticals, Inc. *	4,499	82,107
Corbus Pharmaceuticals Holdings, Inc. *	15,073	89,684
Corcept Therapeutics, Inc. *	30,000	500,400
Corium International, Inc. *	8,309	82,093
Cymabay Therapeutics, Inc. *	20,365	236,845
Cytokinetics, Inc. *	15,082	125,181
CytomX Therapeutics, Inc. *	8,608	226,390
Denali Therapeutics, Inc. *	4,035	74,567
Depomed, Inc. *	18,832	118,265
Dermira, Inc. *	9,561	87,101
Dova Pharmaceuticals, Inc. *(a)	3,704	106,712
Durect Corp. *	41,585	84,418
Dynavax Technologies Corp. *	18,807	318,779
Eagle Pharmaceuticals, Inc. *	2,500	130,025
Editas Medicine, Inc. *	10,965	344,301
Eli Lilly & Co.	272,304	22,075,685
Emergent BioSolutions, Inc. *	10,400	539,344
Enanta Pharmaceuticals, Inc. *	4,000	372,200
Endo International plc *	55,000	315,150
Endocyte, Inc. *	11,300	108,141
Enzo Biochem, Inc. *	13,471	80,826
Epizyme, Inc. *	18,724	240,603
Esperion Therapeutics, Inc. *	6,639	464,796
Exact Sciences Corp. *	34,388	1,719,744
Exelixis, Inc. *	86,403	1,798,911
Fate Therapeutics, Inc. *	12,000	121,200
FibroGen, Inc. *	22,536	1,024,261
Five Prime Therapeutics, Inc. *	9,200	154,100
Flexion Therapeutics, Inc. *(a)	11,400	284,088
Fluidigm Corp. *	6,000	35,400
Foundation Medicine, Inc. *	3,996	305,095
G1 Therapeutics, Inc. *	5,000	191,750
Security	Number of Shares	Value ($)
Galectin Therapeutics, Inc. *(a)	21,400	71,262
Genomic Health, Inc. *	8,400	266,532
Geron Corp. *(a)	46,200	171,864
Gilead Sciences, Inc.	372,231	26,886,245
Global Blood Therapeutics, Inc. *	14,531	641,544
GlycoMimetics, Inc. *	7,022	118,602
Halozyme Therapeutics, Inc. *	41,295	781,714
Harvard Bioscience, Inc. *	19,300	110,975
Heron Therapeutics, Inc. *	18,024	546,127
Horizon Pharma plc *	51,166	677,438
Idera Pharmaceuticals, Inc. *	51,961	79,500
Illumina, Inc. *	41,369	9,967,033
ImmunoGen, Inc. *	28,515	313,380
Immunomedics, Inc. *	41,931	763,564
Impax Laboratories, Inc. *	29,431	553,303
Incyte Corp. *	50,696	3,140,110
Innoviva, Inc. *	21,393	310,199
Inovio Pharmaceuticals, Inc. *	20,194	88,652
Insmed, Inc. *	25,264	614,673
Intellia Therapeutics, Inc. *	5,931	118,739
Intercept Pharmaceuticals, Inc. *(a)	7,058	480,015
Intersect ENT, Inc. *	7,773	310,531
Intra-Cellular Therapies, Inc. *	15,000	261,300
Intrexon Corp. *(a)	24,700	449,046
Invitae Corp. *	12,140	67,134
Ionis Pharmaceuticals, Inc. *	36,310	1,562,419
Iovance Biotherapeutics, Inc. *	17,932	260,014
IQVIA Holdings, Inc. *	41,242	3,949,334
Ironwood Pharmaceuticals, Inc. *	45,900	831,708
Jazz Pharmaceuticals plc *	17,756	2,699,622
Johnson & Johnson	758,603	95,955,694
Kadmon Holdings, Inc. *	20,930	86,441
Karyopharm Therapeutics, Inc. *	11,233	146,928
Keryx Biopharmaceuticals, Inc. *	24,800	109,864
Kura Oncology, Inc. *	6,074	92,021
La Jolla Pharmaceutical Co. *	5,319	154,357
Lannett Co., Inc. *(a)	8,800	137,280
Lexicon Pharmaceuticals, Inc. *	18,214	150,266
Ligand Pharmaceuticals, Inc. *	6,680	1,034,398
Loxo Oncology, Inc. *	6,733	847,752
Luminex Corp.	12,900	275,415
MacroGenics, Inc. *	9,757	224,996
Madrigal Pharmaceuticals, Inc. *	1,528	172,909
Mallinckrodt plc *	25,602	332,826
MediciNova, Inc. *(a)	10,435	117,602
Medpace Holdings, Inc. *	3,300	122,067
Merck & Co., Inc.	763,489	44,946,597
Mettler-Toledo International, Inc. *	7,350	4,115,486
MiMedx Group, Inc. *(a)	26,820	220,192
Mirati Therapeutics, Inc. *	7,758	238,946
Momenta Pharmaceuticals, Inc. *	21,442	445,994
Mylan N.V. *	147,729	5,725,976
MyoKardia, Inc. *	5,373	265,426
Myriad Genetics, Inc. *	21,964	621,362
Natera, Inc. *	11,323	126,025
Nektar Therapeutics *	46,072	3,854,384
NeoGenomics, Inc. *	16,930	162,189
Neurocrine Biosciences, Inc. *	24,755	2,007,135
Novavax, Inc. *	93,427	145,746
Omeros Corp. *(a)	12,156	174,439
OPKO Health, Inc. *(a)	121,402	369,062
Pacific Biosciences of California, Inc. *	17,500	45,150
Pacira Pharmaceuticals, Inc. *	10,910	361,121
Paratek Pharmaceuticals, Inc. *	6,458	69,101
PDL BioPharma, Inc. *	46,611	136,104
PerkinElmer, Inc.	29,677	2,177,105
Perrigo Co., plc	36,900	2,883,366
Pfizer, Inc.	1,682,240	61,586,806

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Phibro Animal Health Corp., Class A	6,184	261,583
Portola Pharmaceuticals, Inc. *	19,694	711,544
PRA Health Sciences, Inc. *	14,385	1,182,016
Prestige Brands Holdings, Inc. *	14,138	416,223
Progenics Pharmaceuticals, Inc. *	22,368	145,616
Proteostasis Therapeutics, Inc. *	18,300	92,598
Prothena Corp. plc *	10,508	126,096
PTC Therapeutics, Inc. *	9,970	276,468
Puma Biotechnology, Inc. *	7,930	505,538
Radius Health, Inc. *	11,225	338,995
Reata Pharmaceuticals, Inc., Class A *	3,754	99,256
Regeneron Pharmaceuticals, Inc. *	22,161	6,729,853
REGENXBIO, Inc. *	9,548	356,618
Repligen Corp. *	12,986	480,482
Retrophin, Inc. *	12,048	302,405
Revance Therapeutics, Inc. *	9,440	263,848
Rhythm Pharmaceuticals, Inc. *	2,627	62,286
Rigel Pharmaceuticals, Inc. *	48,200	174,002
Sage Therapeutics, Inc. *	12,878	1,853,402
Sangamo Therapeutics, Inc. *	32,121	507,512
Sarepta Therapeutics, Inc. *	17,667	1,349,052
Savara, Inc. *	7,058	65,357
Seattle Genetics, Inc. *	29,773	1,524,080
Seres Therapeutics, Inc. *	8,036	61,636
Sorrento Therapeutics, Inc. *(a)	17,939	110,325
Spark Therapeutics, Inc. *	8,444	644,446
Spectrum Pharmaceuticals, Inc. *	24,200	385,264
Spring Bank Pharmaceuticals, Inc. *	3,900	56,277
Stemline Therapeutics, Inc. *	6,825	117,390
Supernus Pharmaceuticals, Inc. *	16,351	766,862
Syneos Health, Inc. *	14,895	567,500
Synergy Pharmaceuticals, Inc. *(a)	70,870	110,557
Syros Pharmaceuticals, Inc. *	5,676	69,247
TESARO, Inc. *	11,796	600,534
Tetraphase Pharmaceuticals, Inc. *	15,558	50,097
TG Therapeutics, Inc. *	20,100	288,435
The Medicines Co. *	23,300	701,097
TherapeuticsMD, Inc. *(a)	48,286	265,573
Theravance Biopharma, Inc. *(a)	13,214	318,061
Thermo Fisher Scientific, Inc.	112,954	23,759,874
Trevena, Inc. *	22,528	41,902
Ultragenyx Pharmaceutical, Inc. *	13,101	666,055
United Therapeutics Corp. *	12,200	1,343,342
Vanda Pharmaceuticals, Inc. *	13,953	194,644
Vericel Corp. *	9,771	130,443
Vertex Pharmaceuticals, Inc. *	72,401	11,088,937
Voyager Therapeutics, Inc. *	5,214	94,686
Waters Corp. *	22,622	4,262,211
WaVe Life Sciences Ltd. *	4,086	181,623
Xencor, Inc. *	12,064	349,735
ZIOPHARM Oncology, Inc. *(a)	33,811	142,682
Zoetis, Inc.	138,578	11,568,491
Zogenix, Inc. *	9,172	360,460
		594,416,888

Real Estate 3.7%
Acadia Realty Trust	23,300	549,880
Agree Realty Corp.	7,373	360,392
Alexander & Baldwin, Inc.	22,582	517,128
Alexander's, Inc.	1,396	549,117
Alexandria Real Estate Equities, Inc.	28,825	3,590,730
Altisource Portfolio Solutions S.A. *	3,227	88,355
American Assets Trust, Inc.	16,988	570,287
American Campus Communities, Inc.	40,300	1,576,133
American Homes 4 Rent, Class A	69,593	1,405,779
American Realty Investors, Inc. *	1,537	29,587
American Tower Corp.	124,132	16,926,640
Security	Number of Shares	Value ($)
Americold Realty Trust	15,000	309,150
Apartment Investment & Management Co., Class A	46,486	1,887,332
Apple Hospitality REIT, Inc.	52,370	942,136
Armada Hoffler Properties, Inc.	12,316	167,128
Ashford Hospitality Trust, Inc.	25,645	176,438
AvalonBay Communities, Inc.	38,993	6,355,859
Boston Properties, Inc.	43,977	5,339,248
Braemar Hotels & Resorts, Inc.	9,906	103,022
Brandywine Realty Trust	45,663	735,631
Brixmor Property Group, Inc.	87,674	1,305,466
Camden Property Trust	25,000	2,135,000
CareTrust REIT, Inc.	20,829	275,151
CatchMark Timber Trust, Inc., Class A	13,467	175,610
CBL & Associates Properties, Inc.	44,357	185,412
CBRE Group, Inc., Class A *	82,822	3,752,665
Cedar Realty Trust, Inc.	24,191	94,103
Chatham Lodging Trust	11,239	214,103
Chesapeake Lodging Trust	15,510	458,165
CIM Commercial Trust Corp.	9,700	144,045
City Office REIT, Inc.	7,680	87,398
Colony NorthStar, Inc., Class A	149,352	912,541
Columbia Property Trust, Inc.	42,200	901,392
Community Healthcare Trust, Inc.	5,328	135,864
Consolidated-Tomoka Land Co.	2,000	123,040
CoreCivic, Inc.	38,785	781,906
CorEnergy Infrastructure Trust, Inc.	3,577	137,858
CoreSite Realty Corp.	9,911	1,031,735
Corporate Office Properties Trust	31,802	874,873
Cousins Properties, Inc.	137,469	1,222,099
Crown Castle International Corp.	116,763	11,777,884
CubeSmart	52,613	1,548,927
CyrusOne, Inc.	26,217	1,404,969
DCT Industrial Trust, Inc.	27,425	1,798,257
DDR Corp.	82,784	600,184
DiamondRock Hospitality Co.	51,249	566,301
Digital Realty Trust, Inc.	58,593	6,192,694
Douglas Emmett, Inc.	43,748	1,630,488
Duke Realty Corp.	95,744	2,594,662
Easterly Government Properties, Inc.	11,161	230,028
EastGroup Properties, Inc.	11,822	1,061,379
Education Realty Trust, Inc.	19,995	658,035
Empire State Realty Trust, Inc., Class A	34,208	595,903
EPR Properties	16,224	892,644
Equinix, Inc.	22,382	9,418,122
Equity Commonwealth *	29,652	918,915
Equity LifeStyle Properties, Inc.	23,866	2,127,893
Equity Residential	103,911	6,412,348
Essex Property Trust, Inc.	18,261	4,376,979
Extra Space Storage, Inc.	36,045	3,229,272
Farmland Partners, Inc. (a)	11,264	85,832
Federal Realty Investment Trust	21,196	2,455,557
First Industrial Realty Trust, Inc.	30,136	937,531
Forest City Realty Trust, Inc., Class A	73,847	1,481,371
Forestar Group, Inc. *(a)	2,213	48,243
Four Corners Property Trust, Inc.	23,601	534,799
Franklin Street Properties Corp.	43,130	335,551
Front Yard Residential Corp.	16,297	160,037
FRP Holdings, Inc. *	2,400	138,000
Gaming & Leisure Properties, Inc.	54,148	1,855,652
Getty Realty Corp.	9,552	239,278
GGP, Inc.	180,852	3,615,231
Gladstone Commercial Corp.	10,000	173,400
Global Net Lease, Inc.	17,389	323,609
Government Properties Income Trust	26,331	328,874
Gramercy Property Trust	40,878	960,633
Griffin Industrial Realty, Inc.	300	11,130
HCP, Inc.	132,170	3,087,491

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Healthcare Realty Trust, Inc.	32,227	896,877
Healthcare Trust of America, Inc., Class A	56,397	1,409,361
Hersha Hospitality Trust	10,000	187,800
HFF, Inc., Class A	9,800	344,372
Highwoods Properties, Inc.	25,991	1,144,124
Hospitality Properties Trust	49,673	1,235,864
Host Hotels & Resorts, Inc.	202,600	3,962,856
Hudson Pacific Properties, Inc.	39,100	1,285,217
Independence Realty Trust, Inc.	30,867	290,150
Industrial Logistics Properties Trust	10,000	205,200
InfraREIT, Inc. *	11,055	235,582
Investors Real Estate Trust	37,463	199,678
Invitation Homes, Inc.	84,586	1,957,320
Iron Mountain, Inc.	80,264	2,724,160
iStar, Inc. *	15,169	153,814
JBG SMITH Properties	27,593	1,017,354
Jones Lang LaSalle, Inc.	12,803	2,170,237
Kennedy-Wilson Holdings, Inc.	43,011	815,058
Kilroy Realty Corp.	26,600	1,906,422
Kimco Realty Corp.	118,376	1,717,636
Kite Realty Group Trust	23,083	339,782
Lamar Advertising Co., Class A	23,151	1,474,950
LaSalle Hotel Properties	34,071	1,007,479
Lexington Realty Trust	80,693	648,772
Liberty Property Trust	44,740	1,871,027
Life Storage, Inc.	13,818	1,222,064
LTC Properties, Inc.	15,358	555,192
Mack-Cali Realty Corp.	23,989	411,891
Marcus & Millichap, Inc. *	4,070	139,031
Maui Land & Pineapple Co., Inc. *	3,129	33,324
MedEquities Realty Trust, Inc.	9,955	101,441
Medical Properties Trust, Inc.	93,094	1,189,741
Mid-America Apartment Communities, Inc.	33,566	3,069,946
Monmouth Real Estate Investment Corp.	30,500	476,715
National Health Investors, Inc.	13,260	905,260
National Retail Properties, Inc.	42,430	1,614,037
National Storage Affiliates Trust	16,811	442,466
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	20,583	177,425
Newmark Group, Inc., Class A *	32,000	483,200
NexPoint Residential Trust, Inc.	6,034	161,651
NorthStar Realty Europe Corp.	15,816	229,332
Omega Healthcare Investors, Inc.	54,294	1,410,558
One Liberty Properties, Inc.	6,071	144,247
Outfront Media, Inc.	41,403	776,306
Paramount Group, Inc.	51,614	740,661
Park Hotels & Resorts, Inc.	57,721	1,661,210
Pebblebrook Hotel Trust	17,801	622,857
Pennsylvania Real Estate Investment Trust	18,917	183,117
Physicians Realty Trust	57,100	853,074
Piedmont Office Realty Trust, Inc., Class A	46,983	841,935
PotlatchDeltic Corp.	15,558	806,682
Preferred Apartment Communities, Inc., Class A	9,686	142,481
Prologis, Inc.	150,480	9,767,657
PS Business Parks, Inc.	6,633	764,652
Public Storage	42,482	8,572,018
QTS Realty Trust, Inc., Class A	13,289	470,298
Quality Care Properties, Inc. *	24,515	538,595
Ramco-Gershenson Properties Trust	22,500	268,875
Rayonier, Inc.	34,066	1,266,915
RE/MAX Holdings, Inc., Class A	4,605	249,361
Realogy Holdings Corp.	38,603	957,740
Realty Income Corp.	77,749	3,927,102
Regency Centers Corp.	40,795	2,400,786
Retail Opportunity Investments Corp.	29,100	500,520
Retail Properties of America, Inc., Class A	60,000	692,400
Security	Number of Shares	Value ($)
Rexford Industrial Realty, Inc.	27,006	825,033
RLJ Lodging Trust	57,913	1,202,853
Ryman Hospitality Properties, Inc.	13,315	1,043,630
Sabra Health Care REIT, Inc.	48,050	879,796
Saul Centers, Inc.	4,700	224,895
SBA Communications Corp. *	33,034	5,293,038
Select Income REIT	26,350	499,596
Senior Housing Properties Trust	68,052	1,059,570
Seritage Growth Properties, Class A (a)	6,954	247,354
Simon Property Group, Inc.	87,426	13,668,181
SL Green Realty Corp.	25,250	2,467,935
Spirit Realty Capital, Inc.	141,013	1,135,155
STAG Industrial, Inc.	24,168	593,808
STORE Capital Corp.	53,047	1,338,376
Summit Hotel Properties, Inc.	27,700	401,096
Sun Communities, Inc.	21,816	2,047,432
Sunstone Hotel Investors, Inc.	58,060	905,736
Tanger Factory Outlet Centers, Inc.	24,988	548,487
Taubman Centers, Inc.	18,696	1,046,602
Tejon Ranch Co. *	3,674	89,388
Terreno Realty Corp.	14,628	543,430
The GEO Group, Inc.	39,719	893,677
The Howard Hughes Corp. *	10,900	1,474,770
The Macerich Co.	31,366	1,807,309
The RMR Group, Inc., Class A	1,889	140,542
The St. Joe Co. *	18,800	324,300
Tier REIT, Inc.	13,943	265,056
UDR, Inc.	78,659	2,843,523
UMH Properties, Inc.	7,900	106,887
Uniti Group, Inc. *	52,353	943,401
Universal Health Realty Income Trust	3,715	222,640
Urban Edge Properties	30,146	620,103
Urstadt Biddle Properties, Inc., Class A	9,781	194,348
Ventas, Inc.	102,641	5,277,800
VEREIT, Inc.	280,553	1,907,760
Vornado Realty Trust	49,452	3,364,220
Washington Prime Group, Inc.	48,825	315,898
Washington Real Estate Investment Trust	21,093	605,791
Weingarten Realty Investors	36,972	1,015,621
Welltower, Inc.	104,376	5,577,853
Weyerhaeuser Co.	212,323	7,809,240
Whitestone REIT	10,368	112,493
Willscot Corp. *	12,500	160,000
WP Carey, Inc.	29,600	1,889,960
Xenia Hotels & Resorts, Inc.	27,863	573,699
		285,418,638

Retailing 6.0%
1-800-FLOWERS.COM, Inc., Class A *	10,904	138,481
Aaron's, Inc.	18,663	779,554
Abercrombie & Fitch Co., Class A	17,670	452,705
Advance Auto Parts, Inc.	20,347	2,328,714
Amazon.com, Inc. *	113,565	177,857,553
America's Car-Mart, Inc. *	2,070	110,331
American Eagle Outfitters, Inc.	50,708	1,048,641
Asbury Automotive Group, Inc. *	4,791	321,237
Ascena Retail Group, Inc. *	50,000	111,000
At Home Group, Inc. *	4,000	140,760
AutoNation, Inc. *	15,277	705,645
AutoZone, Inc. *	7,792	4,866,260
Barnes & Noble Education, Inc. *	11,182	80,399
Barnes & Noble, Inc.	16,068	89,177
Bed Bath & Beyond, Inc.	39,034	681,534
Best Buy Co., Inc.	72,726	5,565,721
Big Lots, Inc.	10,668	452,857
Booking Holdings, Inc. *	13,799	30,054,222
Boot Barn Holdings, Inc. *	5,100	99,807

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	18,570	2,522,735
Caleres, Inc.	16,614	543,776
Camping World Holdings, Inc., Class A	8,148	233,277
CarMax, Inc. *	51,611	3,225,688
Carvana Co. *(a)	4,447	116,556
Chico's FAS, Inc.	34,428	341,870
Citi Trends, Inc.	3,906	119,641
Conn's, Inc. *	7,143	182,147
Core-Mark Holding Co., Inc.	12,227	251,998
Dick's Sporting Goods, Inc.	21,482	710,839
Dillard's, Inc., Class A (a)	5,479	408,459
Dollar General Corp.	72,973	7,044,084
Dollar Tree, Inc. *	67,746	6,496,164
DSW, Inc., Class A	28,336	631,893
Expedia Group, Inc.	34,937	4,022,646
Express, Inc. *	20,816	163,197
Five Below, Inc. *	16,005	1,130,113
Floor & Decor Holdings, Inc., Class A *	8,730	485,301
Foot Locker, Inc.	35,393	1,524,730
GameStop Corp., Class A (a)	25,883	353,303
Genesco, Inc. *	5,469	233,800
Genuine Parts Co.	42,490	3,752,717
GNC Holdings, Inc., Class A *(a)	19,716	69,992
Group 1 Automotive, Inc.	8,069	527,309
Groupon, Inc. *	103,903	482,110
Guess?, Inc.	16,800	391,272
Haverty Furniture Cos., Inc.	5,712	103,673
Hibbett Sports, Inc. *	5,715	155,448
J.C. Penney Co., Inc. *(a)	75,000	218,250
Kirkland's, Inc. *	5,229	55,375
Kohl's Corp.	49,177	3,054,875
L Brands, Inc.	67,932	2,371,506
Lands' End, Inc. *	5,100	98,685
Liberty Expedia Holdings, Inc., Class A *	19,264	785,971
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	186,972
Lithia Motors, Inc., Class A	6,232	597,400
LKQ Corp. *	86,880	2,695,018
Lowe's Cos., Inc.	234,245	19,308,815
Lumber Liquidators Holdings, Inc. *	7,601	182,956
Macy's, Inc.	84,773	2,633,897
MarineMax, Inc. *	6,661	143,878
Monro, Inc.	8,685	485,926
Murphy USA, Inc. *	8,334	521,458
National Vision Holdings, Inc. *	9,779	325,445
Netflix, Inc. *	122,675	38,331,031
Nordstrom, Inc.	33,309	1,684,103
Nutrisystem, Inc.	7,876	228,404
O'Reilly Automotive, Inc. *	23,714	6,072,444
Office Depot, Inc.	133,796	306,393
Ollie's Bargain Outlet Holdings, Inc. *	16,447	1,023,003
Overstock.com, Inc. *(a)	4,291	163,487
Party City Holdco, Inc. *	9,246	145,625
Penske Automotive Group, Inc.	12,400	559,240
PetMed Express, Inc.	5,544	185,502
Pier 1 Imports, Inc.	20,000	44,600
Pool Corp.	11,229	1,558,698
Qurate Retail Group, Inc. QVC Group, Class A *	129,925	3,041,544
Rent-A-Center, Inc. (a)	14,742	149,042
RH *	4,898	467,514
Ross Stores, Inc.	106,026	8,572,202
Sally Beauty Holdings, Inc. *	33,542	579,941
Shoe Carnival, Inc.	3,214	78,325
Shutterfly, Inc. *	9,939	804,264
Signet Jewelers Ltd.	18,056	702,017
Sleep Number Corp. *	10,441	295,898
Sonic Automotive, Inc., Class A	7,037	139,333
Security	Number of Shares	Value ($)
Stitch Fix, Inc., Class A *(a)	3,500	80,325
Tailored Brands, Inc.	13,066	412,232
Target Corp.	154,589	11,223,161
The Buckle, Inc. (a)	7,969	183,685
The Cato Corp., Class A	7,100	115,091
The Children's Place, Inc.	5,901	752,673
The Finish Line, Inc., Class A	10,893	147,818
The Gap, Inc.	66,013	1,930,220
The Home Depot, Inc.	329,852	60,956,650
The Michaels Cos., Inc. *	28,883	537,801
The TJX Cos., Inc.	179,038	15,191,374
Tiffany & Co.	29,228	3,005,515
Tile Shop Holdings, Inc.	13,900	95,215
Tilly's, Inc., Class A	3,700	41,477
Tractor Supply Co.	33,838	2,300,984
Trans World Entertainment Corp. *	9,700	12,125
TripAdvisor, Inc. *	31,398	1,174,913
Tuesday Morning Corp. *	10,800	38,340
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,563	4,155,822
Urban Outfitters, Inc. *	21,004	845,831
Wayfair, Inc., Class A *	12,338	768,657
Williams-Sonoma, Inc. (a)	22,413	1,071,341
Winmark Corp.	768	100,070
Zumiez, Inc. *	5,244	122,710
		466,172,403

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	13,848	824,648
Advanced Micro Devices, Inc. *	240,143	2,612,756
Alpha & Omega Semiconductor Ltd. *	6,543	99,192
Amkor Technology, Inc. *	35,700	295,596
Analog Devices, Inc.	103,069	9,003,077
Applied Materials, Inc.	297,428	14,773,249
Axcelis Technologies, Inc. *	8,582	188,804
AXT, Inc. *	10,674	62,443
Broadcom, Inc.	116,177	26,653,327
Brooks Automation, Inc.	18,759	466,724
Cabot Microelectronics Corp.	7,893	800,745
Cavium, Inc. *	19,247	1,443,717
CEVA, Inc. *	6,184	201,598
Cirrus Logic, Inc. *	21,973	801,355
Cohu, Inc.	7,500	160,500
Cree, Inc. *	28,183	1,051,790
Cypress Semiconductor Corp.	101,681	1,482,509
Diodes, Inc. *	11,012	314,393
DSP Group, Inc. *	6,300	75,285
Entegris, Inc.	40,708	1,310,798
First Solar, Inc. *	22,379	1,586,895
FormFactor, Inc. *	19,922	228,605
GSI Technology, Inc. *	8,500	62,305
Ichor Holdings Ltd. *	4,900	108,290
Impinj, Inc. *(a)	4,438	54,543
Inphi Corp. *	17,568	502,093
Integrated Device Technology, Inc. *	38,603	1,074,321
Intel Corp.	1,323,420	68,314,940
KLA-Tencor Corp.	44,809	4,558,868
Kopin Corp. *	19,600	64,876
Kulicke & Soffa Industries, Inc. *	23,000	526,470
Lam Research Corp.	46,032	8,518,682
Lattice Semiconductor Corp. *	35,433	192,047
MACOM Technology Solutions Holdings, Inc. *	10,984	182,554
Marvell Technology Group Ltd.	116,400	2,334,984
Maxim Integrated Products, Inc.	81,101	4,420,004
MaxLinear, Inc. *	16,514	368,758
Microchip Technology, Inc.	65,612	5,489,102
Micron Technology, Inc. *	327,294	15,048,978

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Microsemi Corp. *	35,155	2,274,177
MKS Instruments, Inc.	15,200	1,556,480
Monolithic Power Systems, Inc.	11,490	1,345,479
Nanometrics, Inc. *	7,752	192,405
NVE Corp.	1,664	140,724
NVIDIA Corp.	170,885	38,432,036
ON Semiconductor Corp. *	114,253	2,522,706
PDF Solutions, Inc. *	9,699	108,144
Photronics, Inc. *	18,000	137,700
Power Integrations, Inc.	10,606	719,087
Qorvo, Inc. *	34,598	2,331,905
QUALCOMM, Inc.	419,541	21,400,786
Rambus, Inc. *	28,897	390,110
Rudolph Technologies, Inc. *	9,279	235,223
Semtech Corp. *	21,135	830,605
Silicon Laboratories, Inc. *	12,798	1,188,934
Skyworks Solutions, Inc.	52,517	4,556,375
SMART Global Holdings, Inc. *	1,578	61,779
SolarEdge Technologies, Inc. *	9,343	491,909
SunPower Corp. *(a)	15,500	132,215
Synaptics, Inc. *	9,360	407,347
Teradyne, Inc.	53,838	1,752,427
Texas Instruments, Inc.	277,998	28,197,337
Ultra Clean Holdings, Inc. *	9,109	159,499
Universal Display Corp.	11,400	1,003,770
Veeco Instruments, Inc. *	13,473	208,158
Versum Materials, Inc.	31,442	1,106,130
Xcerra Corp. *	12,951	156,448
Xilinx, Inc.	70,066	4,501,040
Xperi Corp.	13,448	295,856
		293,096,612

Software & Services 14.4%
2U, Inc. *	15,887	1,278,745
8x8, Inc. *	25,000	506,250
A10 Networks, Inc. *	15,072	91,939
Accenture plc, Class A	173,947	26,300,786
ACI Worldwide, Inc. *	31,133	723,842
Activision Blizzard, Inc.	215,586	14,304,131
Acxiom Corp. *	21,016	545,996
Adobe Systems, Inc. *	138,890	30,778,024
Agilysys, Inc. *	8,460	99,659
Akamai Technologies, Inc. *	46,887	3,359,454
Alarm.com Holdings, Inc. *	7,095	286,496
Alliance Data Systems Corp.	13,774	2,796,811
Alphabet, Inc., Class A *	84,222	85,786,845
Alphabet, Inc., Class C *	86,025	87,515,813
Altair Engineering, Inc., Class A *	8,460	245,171
Alteryx, Inc., Class A *	6,710	209,688
American Software, Inc., Class A	9,461	120,722
ANGI Homeservices, Inc., Class A *(a)	14,595	194,989
ANSYS, Inc. *	22,969	3,713,169
Appfolio, Inc., Class A *	3,289	157,708
Appian Corp. *	2,930	79,432
Apptio, Inc., Class A *	5,500	162,305
Aspen Technology, Inc. *	20,576	1,805,544
Autodesk, Inc. *	62,889	7,917,725
Automatic Data Processing, Inc.	124,380	14,686,790
Avaya Holdings Corp. *	36,200	828,618
Benefitfocus, Inc. *	6,772	204,514
Black Knight, Inc. *	32,191	1,566,092
Blackbaud, Inc.	13,847	1,453,381
Blackhawk Network Holdings, Inc. *	19,497	875,415
Blackline, Inc. *	9,744	403,402
Blucora, Inc. *	13,324	346,424
Booz Allen Hamilton Holding Corp.	41,758	1,654,870
Bottomline Technologies de, Inc. *	12,300	486,096
Security	Number of Shares	Value ($)
Box, Inc., Class A *	36,916	843,900
Broadridge Financial Solutions, Inc.	31,699	3,398,450
CA, Inc.	84,524	2,941,435
CACI International, Inc., Class A *	6,700	1,012,035
Cadence Design Systems, Inc. *	81,400	3,260,884
Carbonite, Inc. *	6,509	202,430
Cardtronics plc, Class A *	12,445	326,681
Care.com, Inc. *	4,500	70,200
Cargurus, Inc. *	3,542	109,519
Cars.com, Inc. *	18,805	535,566
Cass Information Systems, Inc.	3,141	189,968
CDK Global, Inc.	35,134	2,292,142
Cision Ltd. *	13,716	183,657
Citrix Systems, Inc. *	35,621	3,665,757
Cloudera, Inc. *	26,700	380,475
Cognizant Technology Solutions Corp., Class A	165,774	13,563,629
CommerceHub, Inc., Series A *	2,534	57,446
CommerceHub, Inc., Series C *	8,977	203,509
CommVault Systems, Inc. *	11,315	791,484
Conduent, Inc. *	51,961	1,011,161
Convergys Corp.	23,759	555,010
CoreLogic, Inc. *	25,707	1,272,496
Cornerstone OnDemand, Inc. *	14,188	626,116
Coupa Software, Inc. *	7,434	344,715
CSG Systems International, Inc.	8,900	380,831
Dell Technologies, Inc., Class V *	57,099	4,097,995
Digimarc Corp. *	3,542	102,187
DXC Technology Co.	80,259	8,271,493
eBay, Inc. *	266,323	10,088,315
Ebix, Inc.	8,613	667,507
Edgewater Technology, Inc. *	767	4,410
Electronic Arts, Inc. *	86,346	10,187,101
Ellie Mae, Inc. *	10,328	1,000,473
Endurance International Group Holdings, Inc. *	22,190	163,097
Envestnet, Inc. *	13,876	753,467
EPAM Systems, Inc. *	14,042	1,605,703
Etsy, Inc. *	29,257	875,955
Euronet Worldwide, Inc. *	14,988	1,170,713
Everbridge, Inc. *	4,999	186,713
Everi Holdings, Inc. *	19,772	126,739
EVERTEC, Inc.	22,100	403,325
ExlService Holdings, Inc. *	12,318	712,104
Facebook, Inc., Class A *	677,320	116,499,040
Fair Isaac Corp. *	8,802	1,524,330
Fidelity National Information Services, Inc.	93,268	8,857,662
FireEye, Inc. *	52,385	945,549
First Data Corp., Class A *	121,300	2,195,530
Fiserv, Inc. *	114,778	8,133,169
Five9, Inc. *	14,701	431,768
FleetCor Technologies, Inc. *	25,524	5,290,615
ForeScout Technologies, Inc. *	5,800	185,542
Fortinet, Inc. *	41,245	2,283,323
Gartner, Inc. *	25,525	3,095,927
Genpact Ltd.	45,585	1,453,706
Global Payments, Inc.	45,430	5,135,861
Glu Mobile, Inc. *	38,900	170,382
GoDaddy, Inc., Class A *	29,547	1,907,554
Gogo, Inc. *(a)	16,000	150,720
GrubHub, Inc. *	24,239	2,451,532
GSE Systems, Inc. *	2,424	7,757
GTT Communications, Inc. *	8,754	420,630
Guidewire Software, Inc. *	24,300	2,056,266
Hortonworks, Inc. *	25,371	429,531
HubSpot, Inc. *	10,280	1,088,652
IAC/InterActiveCorp *	21,200	3,437,368
Imperva, Inc. *	10,762	481,599

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Information Services Group, Inc. *	16,112	69,926
Instructure, Inc. *	11,626	471,434
International Business Machines Corp.	242,084	35,092,497
Intuit, Inc.	68,363	12,632,799
j2 Global, Inc.	14,745	1,170,458
Jack Henry & Associates, Inc.	22,219	2,654,726
Leaf Group Ltd. *	5,920	43,512
Leidos Holdings, Inc.	39,307	2,524,689
Limelight Networks, Inc. *	22,060	113,830
LivePerson, Inc. *	15,471	259,913
LogMeIn, Inc.	14,577	1,606,385
Manhattan Associates, Inc. *	20,160	868,090
ManTech International Corp., Class A	7,038	415,875
MasterCard, Inc., Class A	260,093	46,366,779
Match Group, Inc. *(a)	15,872	747,889
MAXIMUS, Inc.	19,172	1,296,602
Microsoft Corp.	2,175,410	203,444,343
MicroStrategy, Inc., Class A *	2,528	322,219
MINDBODY, Inc., Class A *	8,064	319,738
Mitek Systems, Inc. *	10,165	78,779
MobileIron, Inc. *	15,000	69,750
Model N, Inc. *	7,661	131,386
MoneyGram International, Inc. *	9,037	78,983
MongoDB, Inc. *	5,000	179,950
Monotype Imaging Holdings, Inc.	11,386	252,200
MuleSoft, Inc., Class A *	12,428	554,040
New Relic, Inc. *	12,956	905,495
NIC, Inc.	18,419	273,522
Nuance Communications, Inc. *	77,685	1,143,523
Nutanix, Inc., Class A *	20,300	1,026,977
Okta, Inc. *	13,557	580,375
Oracle Corp.	853,247	38,967,790
Pandora Media, Inc. *	72,500	406,725
Paychex, Inc.	89,535	5,423,135
Paycom Software, Inc. *	14,720	1,681,171
Paylocity Holding Corp. *	7,489	409,124
PayPal Holdings, Inc. *	318,914	23,794,174
Pegasystems, Inc.	9,644	588,766
Perficient, Inc. *	10,300	254,719
Presidio, Inc. *	9,102	139,443
PRGX Global, Inc. *	11,000	107,800
Progress Software Corp.	12,646	467,017
Proofpoint, Inc. *	14,328	1,689,844
PROS Holdings, Inc. *	7,826	231,024
PTC, Inc. *	32,070	2,640,964
Q2 Holdings, Inc. *	12,590	620,057
QAD, Inc., Class A	3,753	168,510
Qualys, Inc. *	8,578	660,077
QuinStreet, Inc. *	10,517	118,211
Quotient Technology, Inc. *	21,178	283,785
Rapid7, Inc. *	14,079	397,591
RealPage, Inc. *	18,140	970,490
Red Hat, Inc. *	50,172	8,181,046
Reis, Inc.	4,049	85,029
RingCentral, Inc., Class A *	19,018	1,275,157
Sabre Corp.	59,498	1,228,039
SailPoint Technologies Holding, Inc. *	8,000	192,720
salesforce.com, Inc. *	192,643	23,307,877
Science Applications International Corp.	11,785	1,011,035
ServiceNow, Inc. *	48,754	8,099,990
ServiceSource International, Inc. *	26,733	101,318
Shutterstock, Inc. *	5,148	216,937
Snap, Inc., Class A *	67,272	964,008
Splunk, Inc. *	39,956	4,101,483
SPS Commerce, Inc. *	6,500	445,705
Square, Inc., Class A *	80,959	3,832,599
SS&C Technologies Holdings, Inc.	56,248	2,792,713
Stamps.com, Inc. *	4,823	1,098,438
Security	Number of Shares	Value ($)
StarTek, Inc. *	3,900	34,476
Switch, Inc., Class A	9,655	137,584
Sykes Enterprises, Inc. *	16,626	478,164
Symantec Corp.	176,756	4,912,049
Synchronoss Technologies, Inc. *	12,110	135,632
Synopsys, Inc. *	43,127	3,687,790
Syntel, Inc. *	10,835	312,915
Tableau Software, Inc., Class A *	20,970	1,783,498
Take-Two Interactive Software, Inc. *	31,520	3,142,859
TechTarget, Inc. *	5,500	114,675
Teradata Corp. *	34,562	1,414,277
The Hackett Group, Inc.	7,200	116,712
The Trade Desk, Inc., Class A *	5,504	281,640
The Ultimate Software Group, Inc. *	7,980	1,914,562
The Western Union Co.	137,332	2,712,307
TiVo Corp.	32,358	457,866
Total System Services, Inc.	46,704	3,925,938
Travelport Worldwide Ltd.	33,417	572,767
TrueCar, Inc. *	21,107	208,959
TTEC Holdings, Inc.	4,849	155,168
Twilio, Inc., Class A *	18,066	762,566
Twitter, Inc. *	184,369	5,588,224
Tyler Technologies, Inc. *	9,846	2,155,486
Unisys Corp. *	18,200	203,840
Upland Software, Inc. *	4,500	122,265
Varonis Systems, Inc. *	5,590	365,306
VASCO Data Security International, Inc. *	9,000	139,500
Verint Systems, Inc. *	21,705	913,780
VeriSign, Inc. *	23,549	2,765,124
Virtusa Corp. *	7,262	349,593
Visa, Inc., Class A	508,497	64,518,099
VMware, Inc., Class A *	18,607	2,479,569
Web.com Group, Inc. *	14,122	262,669
WEX, Inc. *	11,138	1,803,465
Workday, Inc., Class A *	38,171	4,765,268
Workiva, Inc. *	8,050	181,125
Worldpay, Inc., Class A *	83,489	6,780,977
XO Group, Inc. *	8,056	174,654
Yelp, Inc. *	20,059	899,646
Zendesk, Inc. *	29,600	1,443,000
Zillow Group, Inc., Class A *	15,369	743,399
Zillow Group, Inc., Class C *	30,094	1,459,258
Zix Corp. *	17,000	85,850
Zynga, Inc., Class A *	212,600	733,470
		1,117,604,818

Technology Hardware & Equipment 5.6%
3D Systems Corp. *(a)	30,548	306,702
Acacia Communications, Inc. *	5,220	146,943
ADTRAN, Inc.	13,649	199,958
Amphenol Corp., Class A	85,358	7,145,318
Anixter International, Inc. *	10,131	596,716
Apple, Inc.	1,434,322	237,036,054
Applied Optoelectronics, Inc. *(a)	6,000	191,760
Arista Networks, Inc. *	13,130	3,473,541
ARRIS International plc *	50,235	1,356,345
Arrow Electronics, Inc. *	24,793	1,853,029
Avnet, Inc.	34,118	1,338,449
AVX Corp.	14,000	206,640
Badger Meter, Inc.	10,800	458,460
Belden, Inc.	11,044	680,310
Benchmark Electronics, Inc.	13,708	360,520
CalAmp Corp. *	10,260	202,635
Calix, Inc. *	12,108	80,518
Casa Systems, Inc. *(a)	20,000	467,800
CDW Corp.	45,094	3,214,751
Ciena Corp. *	43,161	1,111,396

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cisco Systems, Inc.	1,363,559	60,392,028
Cognex Corp.	51,353	2,375,076
Coherent, Inc. *	6,789	1,142,046
CommScope Holding Co., Inc. *	53,282	2,036,438
Communications Systems, Inc.	53,328	190,914
Comtech Telecommunications Corp.	6,802	208,073
Control4 Corp. *	5,383	112,182
Corning, Inc.	243,435	6,577,614
Cray, Inc. *	11,099	264,711
CTS Corp.	10,207	305,700
CUI Global, Inc. *	56,600	155,650
Daktronics, Inc.	14,170	127,672
Diebold Nixdorf, Inc.	20,377	312,787
Digi International, Inc. *	9,100	104,650
Dolby Laboratories, Inc., Class A	17,590	1,052,234
Eastman Kodak Co. *(a)	10,651	52,722
EchoStar Corp., Class A *	15,207	798,976
Electro Scientific Industries, Inc. *	9,900	178,200
Electronics For Imaging, Inc. *	12,455	345,003
ePlus, Inc. *	3,969	316,925
Extreme Networks, Inc. *	36,200	387,340
F5 Networks, Inc. *	17,310	2,823,088
Fabrinet *	11,108	313,357
FARO Technologies, Inc. *	4,650	234,825
Finisar Corp. *	29,702	462,757
Fitbit, Inc., Class A *	46,078	255,733
FLIR Systems, Inc.	38,050	2,037,577
Harmonic, Inc. *	28,370	103,551
Hewlett Packard Enterprise Co.	441,236	7,523,074
HP, Inc.	467,189	10,039,892
I.D. Systems, Inc. *	5,500	37,675
II-VI, Inc. *	17,185	654,748
Immersion Corp. *	10,166	111,928
Infinera Corp. *	40,484	474,472
Insight Enterprises, Inc. *	9,913	351,416
InterDigital, Inc.	9,143	680,696
IPG Photonics Corp. *	10,300	2,194,209
Itron, Inc. *	11,830	773,682
Jabil, Inc.	49,500	1,316,700
Juniper Networks, Inc.	97,624	2,400,574
KEMET Corp. *	11,973	206,175
Keysight Technologies, Inc. *	55,379	2,861,987
Kimball Electronics, Inc. *	6,825	108,176
Knowles Corp. *	24,307	311,130
Littelfuse, Inc.	7,149	1,336,291
Lumentum Holdings, Inc. *	17,830	899,523
Maxwell Technologies, Inc. *	14,267	73,190
Mesa Laboratories, Inc.	1,023	172,181
Methode Electronics, Inc.	9,500	379,050
Motorola Solutions, Inc.	47,093	5,172,224
MTS Systems Corp.	4,909	249,377
National Instruments Corp.	30,577	1,250,294
NCR Corp. *	31,551	970,824
Neonode, Inc. *	31,951	13,739
NetApp, Inc.	76,247	5,076,525
NETGEAR, Inc. *	8,409	465,018
NetScout Systems, Inc. *	22,924	622,387
Novanta, Inc. *	8,604	505,915
Oclaro, Inc. *	44,249	350,452
OSI Systems, Inc. *	4,732	302,943
Palo Alto Networks, Inc. *	25,837	4,973,881
Park Electrochemical Corp.	6,594	112,296
PC Connection, Inc.	4,382	116,956
PC-Tel, Inc. *	8,900	63,635
Plantronics, Inc.	12,172	793,006
Plexus Corp. *	9,034	495,425
Pure Storage, Inc., Class A *	33,300	673,659
Quantenna Communications, Inc. *	5,500	69,685
Security	Number of Shares	Value ($)
Quantum Corp. *	15,625	61,250
Ribbon Communications, Inc. *	15,542	90,454
Richardson Electronics Ltd.	7,300	67,671
Rogers Corp. *	4,831	515,468
Sanmina Corp. *	19,400	572,300
ScanSource, Inc. *	7,330	251,419
Seagate Technology plc	80,333	4,650,477
Super Micro Computer, Inc. *	10,345	183,107
SYNNEX Corp.	7,567	757,986
Systemax, Inc.	3,800	119,434
TE Connectivity Ltd.	100,247	9,197,662
Tech Data Corp. *	10,057	766,846
TESSCO Technologies, Inc.	4,025	71,041
Trimble, Inc. *	68,686	2,376,536
TTM Technologies, Inc. *	24,486	341,335
Ubiquiti Networks, Inc. *(a)	6,097	434,472
USA Technologies, Inc. *	14,263	124,801
VeriFone Systems, Inc. *	29,314	674,515
ViaSat, Inc. *	15,920	1,018,562
Viavi Solutions, Inc. *	71,700	677,565
Vishay Intertechnology, Inc.	34,021	600,471
Vishay Precision Group, Inc. *	4,093	115,832
Western Digital Corp.	83,527	6,581,092
Xerox Corp.	59,625	1,875,206
Zebra Technologies Corp., Class A *	14,903	2,009,371
		433,415,557

Telecommunication Services 1.7%
AT&T, Inc.	1,734,681	56,724,069
ATN International, Inc.	3,250	172,250
Boingo Wireless, Inc. *	14,710	345,097
CenturyLink, Inc.	281,211	5,224,900
Cincinnati Bell, Inc. *	12,293	186,239
Cogent Communications Holdings, Inc.	13,632	642,749
Consolidated Communications Holdings, Inc.	16,757	189,354
Frontier Communications Corp. (a)	19,211	159,451
Globalstar, Inc. *	108,677	66,467
Hawaiian Telcom Holdco, Inc. *	3,989	108,660
Iridium Communications, Inc. *	21,754	258,873
NII Holdings, Inc. *	28,127	77,349
ORBCOMM, Inc. *	20,181	182,033
pdvWireless, Inc. *	2,756	80,200
Shenandoah Telecommunications Co.	15,793	596,186
Spok Holdings, Inc.	5,500	81,950
Sprint Corp. *	201,805	1,132,126
T-Mobile US, Inc. *	83,919	5,077,939
Telephone & Data Systems, Inc.	23,553	643,703
United States Cellular Corp. *	5,400	213,678
Verizon Communications, Inc.	1,164,058	57,446,262
Vonage Holdings Corp. *	65,275	729,774
Windstream Holdings, Inc.	53,040	82,212
Zayo Group Holdings, Inc. *	51,063	1,853,587
		132,275,108

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	257,594
Alaska Air Group, Inc.	36,033	2,339,623
Allegiant Travel Co.	4,000	641,000
AMERCO	1,800	607,536
American Airlines Group, Inc.	119,138	5,114,594
ArcBest Corp.	7,080	227,268
Atlas Air Worldwide Holdings, Inc. *	6,500	412,100
Avis Budget Group, Inc. *	18,531	915,617
C.H. Robinson Worldwide, Inc.	38,734	3,564,690
Covenant Transport Group, Inc., Class A *	3,000	83,250

51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CSX Corp.	249,726	14,831,227
Daseke, Inc. *	11,484	95,087
Delta Air Lines, Inc.	183,127	9,562,892
Echo Global Logistics, Inc. *	7,245	197,788
Expeditors International of Washington, Inc.	50,206	3,206,155
FedEx Corp.	69,330	17,138,376
Forward Air Corp.	8,241	444,932
Genco Shipping & Trading Ltd. *	10,000	160,000
Genesee & Wyoming, Inc., Class A *	18,630	1,326,456
Hawaiian Holdings, Inc.	18,958	781,070
Heartland Express, Inc.	20,421	364,106
Hertz Global Holdings, Inc. *	21,781	477,004
Hub Group, Inc., Class A *	8,962	393,880
JB Hunt Transport Services, Inc.	23,039	2,705,470
JetBlue Airways Corp. *	88,555	1,699,370
Kansas City Southern	29,455	3,140,787
Kirby Corp. *	16,342	1,393,973
Knight-Swift Transportation Holdings, Inc.	35,999	1,404,321
Landstar System, Inc.	11,937	1,213,396
Macquarie Infrastructure Corp.	23,986	909,069
Marten Transport Ltd.	11,035	215,182
Matson, Inc.	14,300	417,989
Norfolk Southern Corp.	79,531	11,410,313
Old Dominion Freight Line, Inc.	19,219	2,572,655
Radiant Logistics, Inc. *	30,000	105,900
Roadrunner Transportation Systems, Inc. *	4,900	10,535
Ryder System, Inc.	16,881	1,138,286
Saia, Inc. *	8,474	559,708
Schneider National, Inc., Class B	8,373	223,392
SkyWest, Inc.	14,300	813,670
Southwest Airlines Co.	150,530	7,952,500
Spirit Airlines, Inc. *	18,160	648,675
Union Pacific Corp.	222,149	29,685,771
United Continental Holdings, Inc. *	69,417	4,688,424
United Parcel Service, Inc., Class B	193,761	21,991,873
Universal Logistics Holdings, Inc.	3,300	72,435
USA Truck, Inc. *	10,000	240,300
Werner Enterprises, Inc.	11,686	400,830
XPO Logistics, Inc. *	27,141	2,637,020
YRC Worldwide, Inc. *	8,600	71,552
		161,465,641

Utilities 2.9%
AES Corp.	198,211	2,426,103
Allete, Inc.	13,597	1,038,947
Alliant Energy Corp.	64,400	2,765,980
Ameren Corp.	69,224	4,057,911
American Electric Power Co., Inc.	138,161	9,668,507
American States Water Co.	12,210	680,341
American Water Works Co., Inc.	48,621	4,209,606
Aqua America, Inc.	50,267	1,766,885
Artesian Resources Corp., Class A	4,000	153,200
Atmos Energy Corp.	31,090	2,701,410
Avangrid, Inc.	18,024	950,045
Avista Corp.	15,800	819,388
Black Hills Corp.	13,400	759,512
Cadiz, Inc. *(a)	6,356	85,488
California Water Service Group	13,287	514,871
CenterPoint Energy, Inc.	120,077	3,041,550
Chesapeake Utilities Corp.	6,686	508,136
CMS Energy Corp.	77,459	3,655,290
Connecticut Water Service, Inc.	3,873	263,364
Consolidated Edison, Inc.	87,175	6,985,333
Dominion Energy, Inc.	183,152	12,190,597
DTE Energy Co.	49,557	5,223,308
Duke Energy Corp.	197,407	15,824,145
Security	Number of Shares	Value ($)
Edison International	93,857	6,149,511
El Paso Electric Co.	11,300	576,865
Entergy Corp.	49,509	4,039,439
Eversource Energy	90,134	5,430,573
Exelon Corp.	269,913	10,710,148
FirstEnergy Corp.	127,856	4,398,246
Genie Energy Ltd., Class B	12,800	53,248
Great Plains Energy, Inc.	58,575	1,917,160
Hawaiian Electric Industries, Inc.	33,618	1,166,208
IDACORP, Inc.	15,700	1,460,100
MDU Resources Group, Inc.	56,070	1,579,492
MGE Energy, Inc.	13,050	757,553
Middlesex Water Co.	5,268	219,465
National Fuel Gas Co.	22,180	1,138,943
New Jersey Resources Corp.	22,869	945,633
NextEra Energy, Inc.	132,167	21,663,493
NiSource, Inc.	95,479	2,328,733
Northwest Natural Gas Co.	10,413	638,317
NorthWestern Corp.	12,721	698,892
NRG Energy, Inc.	82,079	2,544,449
NRG Yield, Inc., Class A	8,300	146,163
NRG Yield, Inc., Class C	26,071	464,064
OGE Energy Corp.	59,799	1,965,593
ONE Gas, Inc.	13,888	968,271
Ormat Technologies, Inc.	9,744	564,178
Otter Tail Corp.	15,573	682,876
Pattern Energy Group, Inc., Class A	24,002	436,356
PG&E Corp.	145,958	6,728,664
Pinnacle West Capital Corp.	30,483	2,453,881
PNM Resources, Inc.	24,000	951,600
Portland General Electric Co.	23,208	985,876
PPL Corp.	198,545	5,777,659
Public Service Enterprise Group, Inc.	140,710	7,338,026
Pure Cycle Corp. *	8,000	71,600
SCANA Corp.	39,105	1,437,891
Sempra Energy	72,322	8,085,600
SJW Group.	6,170	372,977
South Jersey Industries, Inc.	27,579	852,191
Southwest Gas Holdings, Inc.	15,785	1,152,147
Spire, Inc.	12,806	923,953
TerraForm Power, Inc., Class A	13,888	154,851
The Southern Co.	284,396	13,116,344
The York Water Co.	4,611	148,474
UGI Corp.	49,300	2,385,627
Unitil Corp.	4,900	238,091
Vectren Corp.	24,298	1,707,420
Vistra Energy Corp. *	104,961	2,398,359
WEC Energy Group, Inc.	86,913	5,586,768
Westar Energy, Inc.	42,749	2,316,141
WGL Holdings, Inc.	12,347	1,050,730
Xcel Energy, Inc.	140,275	6,570,481
		226,739,237
Total Common Stock
(Cost $4,739,076,245)		7,744,796,978

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	31,000	87,730
FRD Acquisition Co. CVR *(c)	8,700	—
		87,730

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(c)	8,900	—
Total Rights
(Cost $34,633)		89,296

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.59% (d)	30,012,920	30,012,920
Total Other Investment Company
(Cost $30,012,920)		30,012,920
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.05%, 05/01/18 (e)	44,192,525	44,192,525
Total Short-Term Investment
(Cost $44,192,525)		44,192,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	32	2,470,080	(19,674)
S&P 500 Index, e-mini, expires 06/15/18	107	14,161,484	(22,060)
Net Unrealized Depreciation			(41,734)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,993,091.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Aptiv plc	1,151	97,352
BorgWarner, Inc.	117	5,726
Delphi Technologies plc	380	18,396
Gentex Corp.	745	16,941
Harley-Davidson, Inc.	504	20,729
Lear Corp.	247	46,182
Tesla, Inc. *	578	169,874
Thor Industries, Inc.	206	21,865
Visteon Corp. *	127	15,804
		412,869

Banks 0.3%
Bank of the Ozarks, Inc.	218	10,202
East West Bancorp, Inc.	27	1,799
First Republic Bank	569	52,843
Pinnacle Financial Partners, Inc.	97	6,213
Signature Bank *	143	18,183
SVB Financial Group *	172	51,533
Western Alliance Bancorp *	237	13,978
		154,751

Capital Goods 8.3%
3M Co.	2,514	488,696
A.O. Smith Corp.	629	38,589
Acuity Brands, Inc.	121	14,492
Air Lease Corp.	8	334
Allegion plc	398	30,718
Allison Transmission Holdings, Inc.	504	19,651
AMETEK, Inc.	169	11,796
Armstrong World Industries, Inc. *	197	11,032
BWX Technologies, Inc.	411	27,866
Caterpillar, Inc.	2,234	322,500
Cummins, Inc.	225	35,968
Deere & Co.	1,405	190,139
Donaldson Co., Inc.	493	21,820
Dover Corp.	64	5,933
Emerson Electric Co.	401	26,630
Fastenal Co.	1,236	61,788
Fortive Corp.	1,213	85,286
Fortune Brands Home & Security, Inc.	589	32,212
Gardner Denver Holdings, Inc. *	293	9,268
Gates Industrial Corp. plc *	151	2,365
General Dynamics Corp.	455	91,596
General Electric Co.	6,590	92,721
Graco, Inc.	753	33,124
Harris Corp.	131	20,491
HD Supply Holdings, Inc. *	795	30,774
HEICO Corp.	123	10,806
HEICO Corp., Class A	265	19,120
Hexcel Corp.	260	17,282
Honeywell International, Inc.	1,904	275,471
Hubbell, Inc.	146	15,164
Huntington Ingalls Industries, Inc.	163	39,643
Security	Number of Shares	Value ($)
IDEX Corp.	311	41,568
Illinois Tool Works, Inc.	1,328	188,603
Ingersoll-Rand plc	555	46,559
Lennox International, Inc.	148	28,619
Lincoln Electric Holdings, Inc.	246	20,386
Lockheed Martin Corp.	964	309,290
Masco Corp.	846	32,038
MSC Industrial Direct Co., Inc., Class A	82	7,088
Nordson Corp.	253	32,536
Northrop Grumman Corp.	700	225,428
Parker-Hannifin Corp.	503	82,804
Quanta Services, Inc. *	143	4,647
Raytheon Co.	465	95,297
Rockwell Automation, Inc.	564	92,795
Rockwell Collins, Inc.	692	91,718
Roper Technologies, Inc.	417	110,167
Sensata Technologies Holding plc *	373	18,919
Snap-on, Inc.	41	5,955
Stanley Black & Decker, Inc.	58	8,212
The Boeing Co.	2,412	804,547
The Middleby Corp. *	227	28,566
The Toro Co.	444	25,925
TransDigm Group, Inc.	207	66,358
United Rentals, Inc. *	372	55,800
Univar, Inc. *	477	13,146
W.W. Grainger, Inc.	204	57,395
WABCO Holdings, Inc. *	209	26,959
Wabtec Corp.	127	11,279
Watsco, Inc.	138	23,104
Welbilt, Inc. *	487	9,331
Xylem, Inc.	385	28,066
		4,676,380

Commercial & Professional Services 1.1%
ADT, Inc.	306	2,726
Cintas Corp.	379	64,544
Clean Harbors, Inc. *	181	8,290
Copart, Inc. *	857	43,776
CoStar Group, Inc. *	154	56,466
Equifax, Inc.	519	58,154
IHS Markit Ltd. *	948	46,575
KAR Auction Services, Inc.	603	31,350
Robert Half International, Inc.	538	32,683
Rollins, Inc.	386	18,729
The Dun & Bradstreet Corp.	61	7,034
TransUnion *	767	49,786
Verisk Analytics, Inc. *	652	69,405
Waste Management, Inc.	1,553	126,243
		615,761

Consumer Durables & Apparel 1.5%
Brunswick Corp.	302	18,084
Carter's, Inc.	201	20,164
D.R. Horton, Inc.	825	36,416
Hanesbrands, Inc.	1,509	27,871
Hasbro, Inc.	383	33,738
Leggett & Platt, Inc.	444	18,004

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
lululemon Athletica, Inc. *	419	41,816
Mattel, Inc.	270	3,996
Michael Kors Holdings Ltd. *	62	4,242
Mohawk Industries, Inc. *	21	4,407
NIKE, Inc., Class B	5,652	386,540
NVR, Inc. *	14	43,400
Polaris Industries, Inc.	253	26,519
PulteGroup, Inc.	280	8,501
Skechers U.S.A., Inc., Class A *	229	6,527
Tapestry, Inc.	198	10,646
Tempur Sealy International, Inc. *	58	2,596
Toll Brothers, Inc.	294	12,395
Tupperware Brands Corp.	210	9,358
Under Armour, Inc., Class A *	583	10,354
Under Armour, Inc., Class C *	590	9,057
VF Corp.	1,033	83,539
Whirlpool Corp.	29	4,494
		822,664

Consumer Services 3.5%
Aramark	435	16,265
Bright Horizons Family Solutions, Inc. *	239	22,676
Chipotle Mexican Grill, Inc. *	107	45,296
Choice Hotels International, Inc.	152	12,168
Darden Restaurants, Inc.	531	49,309
Domino's Pizza, Inc.	183	44,236
Dunkin' Brands Group, Inc.	410	24,993
Extended Stay America, Inc.	447	8,752
H&R Block, Inc.	135	3,733
Hilton Grand Vacations, Inc. *	393	16,899
Hilton Worldwide Holdings, Inc.	1,039	81,915
Las Vegas Sands Corp.	1,567	114,908
Marriott International, Inc., Class A	1,321	180,554
McDonald's Corp.	3,457	578,840
MGM Resorts International	166	5,216
Service Corp. International	768	28,040
ServiceMaster Global Holdings, Inc. *	573	28,994
Six Flags Entertainment Corp.	275	17,391
Starbucks Corp.	5,931	341,448
The Wendy's Co.	840	14,062
Vail Resorts, Inc.	177	40,588
Wyndham Worldwide Corp.	421	48,082
Wynn Resorts Ltd.	347	64,608
Yum China Holdings, Inc.	1,351	57,769
Yum! Brands, Inc.	1,473	128,298
		1,975,040

Diversified Financials 2.1%
Ameriprise Financial, Inc.	571	80,060
BGC Partners, Inc., Class A	268	3,581
Capital One Financial Corp.	135	12,234
Cboe Global Markets, Inc.	480	51,254
Credit Acceptance Corp. *	42	13,895
Eaton Vance Corp.	500	27,195
FactSet Research Systems, Inc.	171	32,338
Federated Investors, Inc., Class B	93	2,462
Intercontinental Exchange, Inc.	1,171	84,851
Invesco Ltd.	230	6,663
Lazard Ltd., Class A	483	26,285
Legg Mason, Inc.	103	4,089
Leucadia National Corp.	296	7,116
LPL Financial Holdings, Inc.	387	23,441
MarketAxess Holdings, Inc.	161	31,979
Moody's Corp.	713	115,649
Morningstar, Inc.	87	9,446
MSCI, Inc.	389	58,284
Security	Number of Shares	Value ($)
Raymond James Financial, Inc.	135	12,116
S&P Global, Inc.	1,102	207,837
SEI Investments Co.	589	37,242
State Street Corp.	90	8,980
T. Rowe Price Group, Inc.	150	17,073
TD Ameritrade Holding Corp.	1,121	65,119
The Charles Schwab Corp. (a)	4,048	225,393
Voya Financial, Inc.	38	1,989
		1,166,571

Energy 0.9%
Antero Resources Corp. *	460	8,740
Apache Corp.	70	2,867
Cabot Oil & Gas Corp.	1,406	33,617
Cheniere Energy, Inc. *	562	32,686
Chesapeake Energy Corp. *	602	1,788
Cimarex Energy Co.	376	37,822
Continental Resources, Inc. *	162	10,702
Devon Energy Corp.	153	5,558
Diamondback Energy, Inc. *	95	12,203
EOG Resources, Inc.	244	28,833
EQT Corp.	147	7,378
Gulfport Energy Corp. *	171	1,590
Halliburton Co.	2,546	134,913
Laredo Petroleum, Inc. *	707	7,777
Newfield Exploration Co. *	871	25,956
ONEOK, Inc.	1,686	101,531
Parsley Energy, Inc., Class A *	691	20,751
RPC, Inc.	249	4,484
RSP Permian, Inc. *	271	13,444
The Williams Cos., Inc.	470	12,093
		504,733

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	1,892	373,027
Rite Aid Corp. *	1,993	3,328
Sprouts Farmers Market, Inc. *	513	12,840
Sysco Corp.	2,093	130,896
The Kroger Co.	2,081	52,420
Walgreens Boots Alliance, Inc.	692	45,984
		618,495

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	8,265	463,749
Brown-Forman Corp., Class A	203	10,834
Brown-Forman Corp., Class B	956	53,574
Campbell Soup Co.	516	21,043
Constellation Brands, Inc., Class A	702	163,657
Dr Pepper Snapple Group, Inc.	764	91,649
General Mills, Inc.	1,722	75,320
Kellogg Co.	973	57,310
Lamb Weston Holdings, Inc.	130	8,492
McCormick & Co., Inc. - Non Voting Shares	533	56,184
Monster Beverage Corp. *	1,804	99,220
PepsiCo, Inc.	5,380	543,057
Philip Morris International, Inc.	606	49,692
Pilgrim's Pride Corp. *	207	4,471
The Coca-Cola Co.	12,432	537,187
The Hershey Co.	543	49,923
TreeHouse Foods, Inc. *	81	3,119
		2,288,481

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.7%
ABIOMED, Inc. *	174	52,365
Aetna, Inc.	445	79,677
Align Technology, Inc. *	345	86,198
AmerisourceBergen Corp.	682	61,776
athenahealth, Inc. *	172	21,065
Baxter International, Inc.	185	12,858
Becton, Dickinson & Co.	1,145	265,491
Boston Scientific Corp. *	5,953	170,970
Centene Corp. *	88	9,555
Cerner Corp. *	1,263	73,570
Cigna Corp.	900	154,638
DexCom, Inc. *	365	26,711
Edwards Lifesciences Corp. *	907	115,516
Express Scripts Holding Co. *	175	13,248
HCA Healthcare, Inc.	83	7,946
Henry Schein, Inc. *	664	50,464
Hill-Rom Holdings, Inc.	264	22,659
Hologic, Inc. *	659	25,563
Humana, Inc.	561	165,035
IDEXX Laboratories, Inc. *	368	71,572
Intuitive Surgical, Inc. *	482	212,456
LifePoint Health, Inc. *	43	2,060
McKesson Corp.	91	14,215
Medtronic plc	432	34,616
Patterson Cos., Inc.	10	233
Premier, Inc., Class A *	66	2,177
ResMed, Inc.	610	57,730
Stryker Corp.	1,475	249,894
Teleflex, Inc.	34	9,108
The Cooper Cos., Inc.	163	37,280
UnitedHealth Group, Inc.	4,154	982,006
Varian Medical Systems, Inc. *	390	45,080
Veeva Systems, Inc., Class A *	465	32,610
WellCare Health Plans, Inc. *	176	36,108
West Pharmaceutical Services, Inc.	313	27,610
		3,230,060

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	1,100	50,820
Colgate-Palmolive Co.	595	38,812
Energizer Holdings, Inc.	240	13,766
Herbalife Nutrition Ltd. *	265	28,018
Kimberly-Clark Corp.	1,301	134,706
Nu Skin Enterprises, Inc., Class A	77	5,479
Spectrum Brands Holdings, Inc.	93	6,705
The Clorox Co.	474	55,553
The Estee Lauder Cos., Inc., Class A	942	139,501
The Procter & Gamble Co.	545	39,425
		512,785

Insurance 1.1%
American International Group, Inc.	458	25,648
Aon plc	1,079	153,725
Arch Capital Group Ltd. *	73	5,849
Arthur J. Gallagher & Co.	515	36,045
Aspen Insurance Holdings Ltd.	90	3,821
Assurant, Inc.	43	3,991
Erie Indemnity Co., Class A	75	8,758
Marsh & McLennan Cos., Inc.	2,209	180,033
RenaissanceRe Holdings Ltd.	13	1,769
The Allstate Corp.	415	40,595
Security	Number of Shares	Value ($)
The Progressive Corp.	2,510	151,328
XL Group Ltd.	356	19,790
		631,352

Materials 3.5%
Albemarle Corp.	78	7,563
AptarGroup, Inc.	71	6,638
Ardagh Group S.A.	82	1,666
Avery Dennison Corp.	352	36,893
Axalta Coating Systems Ltd. *	946	29,231
Ball Corp.	843	33,796
Berry Global Group, Inc. *	581	31,955
Celanese Corp., Series A	344	37,382
Crown Holdings, Inc. *	403	20,086
DowDuPont, Inc.	4,842	306,208
Eagle Materials, Inc.	212	20,980
Ecolab, Inc.	1,118	161,853
FMC Corp.	573	45,685
Freeport-McMoRan, Inc.	1,114	16,944
Graphic Packaging Holding Co.	940	13,442
Huntsman Corp.	440	13,099
International Flavors & Fragrances, Inc.	340	48,028
International Paper Co.	1,630	84,043
LyondellBasell Industries N.V., Class A	621	65,658
Martin Marietta Materials, Inc.	242	47,134
Monsanto Co.	1,898	237,952
NewMarket Corp.	31	11,766
Owens-Illinois, Inc. *	536	10,897
Packaging Corp. of America	394	45,582
Platform Specialty Products Corp. *	339	3,414
PPG Industries, Inc.	1,024	108,421
Praxair, Inc.	1,094	166,857
Royal Gold, Inc.	98	8,702
RPM International, Inc.	496	23,957
Sealed Air Corp.	376	16,488
Silgan Holdings, Inc.	345	9,684
Southern Copper Corp.	311	16,424
Steel Dynamics, Inc.	133	5,960
The Chemours Co.	782	37,857
The Scotts Miracle-Gro Co.	163	13,624
The Sherwin-Williams Co.	357	131,255
Vulcan Materials Co.	523	58,414
W.R. Grace & Co.	289	19,779
Westlake Chemical Corp.	70	7,488
		1,962,805

Media 2.6%
AMC Networks, Inc., Class A *	233	12,116
Cable One, Inc.	22	13,973
CBS Corp., Class B - Non Voting Shares	1,465	72,078
Charter Communications, Inc., Class A *	516	139,986
Comcast Corp., Class A	18,613	584,262
Discovery, Inc., Class C *	230	5,111
DISH Network Corp., Class A *	697	23,384
GCI Liberty, Inc., Class A *	50	2,230
Lions Gate Entertainment Corp., Class A	129	3,211
Lions Gate Entertainment Corp., Class B	303	6,975
Live Nation Entertainment, Inc. *	550	21,709
Omnicom Group, Inc.	981	72,260
Sirius XM Holdings, Inc.	5,709	36,138
The Interpublic Group of Cos., Inc.	1,359	32,059
The Madison Square Garden Co., Class A *	8	1,944
The Walt Disney Co.	4,456	447,070

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	219	8,007
Twenty-First Century Fox, Inc., Class B	119	4,292
		1,486,805

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	6,903	666,485
ACADIA Pharmaceuticals, Inc. *	433	6,846
Agilent Technologies, Inc.	346	22,746
Agios Pharmaceuticals, Inc. *	199	16,698
Akorn, Inc. *	400	5,772
Alexion Pharmaceuticals, Inc. *	742	87,281
Alkermes plc *	632	27,979
Alnylam Pharmaceuticals, Inc. *	330	31,195
Amgen, Inc.	905	157,904
Bio-Techne Corp.	159	23,995
Biogen, Inc. *	865	236,664
BioMarin Pharmaceutical, Inc. *	749	62,549
Bristol-Myers Squibb Co.	3,517	183,341
Bruker Corp.	174	5,138
Celgene Corp. *	3,241	282,291
Charles River Laboratories International, Inc. *	213	22,192
Eli Lilly & Co.	4,238	343,575
Exelixis, Inc. *	1,254	26,108
Gilead Sciences, Inc.	4,037	291,593
Illumina, Inc. *	632	152,268
Incyte Corp. *	738	45,712
Intercept Pharmaceuticals, Inc. *	73	4,965
Intrexon Corp. *	198	3,600
Ionis Pharmaceuticals, Inc. *	526	22,634
IQVIA Holdings, Inc. *	438	41,943
Johnson & Johnson	1,786	225,911
Merck & Co., Inc.	629	37,029
Mettler-Toledo International, Inc. *	109	61,032
Neurocrine Biosciences, Inc. *	391	31,702
OPKO Health, Inc. *	71	216
PerkinElmer, Inc.	103	7,556
QIAGEN N.V. *	275	8,995
Regeneron Pharmaceuticals, Inc. *	345	104,770
Seattle Genetics, Inc. *	432	22,114
TESARO, Inc. *	154	7,840
Thermo Fisher Scientific, Inc.	778	163,652
Vertex Pharmaceuticals, Inc. *	1,094	167,557
Waters Corp. *	332	62,552
Zoetis, Inc.	2,134	178,146
		3,850,546

Real Estate 2.3%
American Tower Corp.	1,830	249,539
Boston Properties, Inc.	101	12,262
CBRE Group, Inc., Class A *	535	24,241
CoreSite Realty Corp.	134	13,949
Crown Castle International Corp.	1,742	175,716
CubeSmart	481	14,161
CyrusOne, Inc.	358	19,185
Digital Realty Trust, Inc.	671	70,918
Douglas Emmett, Inc.	570	21,244
Equinix, Inc.	337	141,806
Equity LifeStyle Properties, Inc.	351	31,295
Extra Space Storage, Inc.	457	40,943
Federal Realty Investment Trust	129	14,945
Gaming & Leisure Properties, Inc.	256	8,773
Hudson Pacific Properties, Inc.	67	2,202
Iron Mountain, Inc.	1,099	37,300
Lamar Advertising Co., Class A	334	21,279
Outfront Media, Inc.	80	1,500
Public Storage	641	129,341
Security	Number of Shares	Value ($)
SBA Communications Corp. *	506	81,076
Simon Property Group, Inc.	1,222	191,047
Tanger Factory Outlet Centers, Inc.	8	176
Taubman Centers, Inc.	122	6,830
VICI Properties, Inc.	191	3,472
		1,313,200

Retailing 10.8%
Advance Auto Parts, Inc.	72	8,240
Amazon.com, Inc. *	1,743	2,729,765
AutoZone, Inc. *	103	64,326
Booking Holdings, Inc. *	213	463,914
Burlington Stores, Inc. *	173	23,502
CarMax, Inc. *	763	47,688
Dick's Sporting Goods, Inc.	259	8,570
Dollar General Corp.	453	43,728
Dollar Tree, Inc. *	949	91,000
Expedia Group, Inc.	529	60,909
Floor & Decor Holdings, Inc., Class A *	115	6,393
Foot Locker, Inc.	53	2,283
Genuine Parts Co.	221	19,519
L Brands, Inc.	162	5,655
Liberty Expedia Holdings, Inc., Class A *	58	2,366
LKQ Corp. *	156	4,839
Lowe's Cos., Inc.	3,617	298,149
Netflix, Inc. *	1,777	555,242
Nordstrom, Inc.	520	26,291
O'Reilly Automotive, Inc. *	363	92,953
Pool Corp.	175	24,292
Qurate Retail Group, Inc. QVC Group, Class A *	1,175	27,507
Ross Stores, Inc.	1,647	133,160
Sally Beauty Holdings, Inc. *	245	4,236
The Gap, Inc.	83	2,427
The Home Depot, Inc.	5,109	944,143
The Michaels Cos., Inc. *	391	7,280
The TJX Cos., Inc.	2,761	234,271
Tractor Supply Co.	526	35,768
TripAdvisor, Inc. *	212	7,933
Ulta Salon, Cosmetics & Fragrance, Inc. *	247	61,975
Wayfair, Inc., Class A *	156	9,719
Williams-Sonoma, Inc.	58	2,772
		6,050,815

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	3,595	39,114
Analog Devices, Inc.	1,609	140,546
Applied Materials, Inc.	4,570	226,992
Broadcom, Inc.	1,751	401,714
Cavium, Inc. *	284	21,303
Cypress Semiconductor Corp.	122	1,779
KLA-Tencor Corp.	685	69,692
Lam Research Corp.	708	131,022
Maxim Integrated Products, Inc.	1,222	66,599
Microchip Technology, Inc.	992	82,991
Micron Technology, Inc. *	3,573	164,287
Microsemi Corp. *	422	27,299
NVIDIA Corp.	2,509	564,274
NXP Semiconductors N.V. *	818	85,808
ON Semiconductor Corp. *	1,661	36,675
Qorvo, Inc. *	271	18,265
Skyworks Solutions, Inc.	794	68,887
Teradyne, Inc.	779	25,356
Texas Instruments, Inc.	4,271	433,208
Universal Display Corp.	180	15,849

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Versum Materials, Inc.	66	2,322
Xilinx, Inc.	1,049	67,388
		2,691,370

Software & Services 26.1%
Accenture plc, Class A	2,683	405,670
Activision Blizzard, Inc.	3,214	213,249
Adobe Systems, Inc. *	2,139	474,002
Alliance Data Systems Corp.	207	42,031
Alphabet, Inc., Class A *	1,288	1,311,931
Alphabet, Inc., Class C *	1,311	1,333,720
ANSYS, Inc. *	374	60,461
Atlassian Corp. plc, Class A *	388	21,720
Autodesk, Inc. *	741	93,292
Automatic Data Processing, Inc.	1,940	229,075
Black Knight, Inc. *	542	26,368
Booz Allen Hamilton Holding Corp.	598	23,699
Broadridge Financial Solutions, Inc.	496	53,176
Cadence Design Systems, Inc. *	1,198	47,992
CDK Global, Inc.	529	34,512
Citrix Systems, Inc. *	663	68,229
Cognizant Technology Solutions Corp., Class A	2,533	207,250
CoreLogic, Inc. *	209	10,345
Dell Technologies, Inc., Class V *	845	60,646
DXC Technology Co.	1,229	126,661
Electronic Arts, Inc. *	1,302	153,610
Euronet Worldwide, Inc. *	207	16,169
Facebook, Inc., Class A *	10,244	1,761,968
Fidelity National Information Services, Inc.	819	77,780
First Data Corp., Class A *	2,025	36,652
Fiserv, Inc. *	1,783	126,343
FleetCor Technologies, Inc. *	388	80,425
Fortinet, Inc. *	626	34,655
Gartner, Inc. *	369	44,756
Genpact Ltd.	614	19,580
Global Payments, Inc.	656	74,161
GoDaddy, Inc., Class A *	559	36,089
Guidewire Software, Inc. *	129	10,916
IAC/InterActiveCorp *	306	49,615
International Business Machines Corp.	2,521	365,444
Intuit, Inc.	1,054	194,769
Jack Henry & Associates, Inc.	343	40,982
LogMeIn, Inc.	148	16,310
Manhattan Associates, Inc. *	284	12,229
MasterCard, Inc., Class A	4,010	714,863
Match Group, Inc. *	133	6,267
Microsoft Corp.	32,479	3,037,436
Oracle Corp.	994	45,396
Pandora Media, Inc. *	907	5,088
Paychex, Inc.	1,405	85,101
PayPal Holdings, Inc. *	4,905	365,962
PTC, Inc. *	488	40,187
Red Hat, Inc. *	769	125,393
Sabre Corp.	717	14,799
salesforce.com, Inc. *	2,975	359,945
ServiceNow, Inc. *	741	123,110
Splunk, Inc. *	614	63,027
Square, Inc., Class A *	1,058	50,086
SS&C Technologies Holdings, Inc.	783	38,876
Switch, Inc., Class A	175	2,494
Symantec Corp.	2,701	75,061
Synopsys, Inc. *	58	4,960
Tableau Software, Inc., Class A *	284	24,154
Take-Two Interactive Software, Inc. *	468	46,664
The Ultimate Software Group, Inc. *	126	30,230
The Western Union Co.	1,993	39,362
Total System Services, Inc.	794	66,744
Security	Number of Shares	Value ($)
Twitter, Inc. *	201	6,092
Tyler Technologies, Inc. *	149	32,619
VeriSign, Inc. *	366	42,976
Visa, Inc., Class A	7,873	998,926
VMware, Inc., Class A *	283	37,712
WEX, Inc. *	136	22,021
Workday, Inc., Class A *	596	74,405
Worldpay, Inc., Class A *	1,249	101,444
Zillow Group, Inc., Class A *	161	7,787
Zillow Group, Inc., Class C *	323	15,662
		14,701,331

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	1,309	109,576
Apple, Inc.	22,005	3,636,546
Arista Networks, Inc. *	228	60,317
CDW Corp.	637	45,412
Cognex Corp.	700	32,375
Coherent, Inc. *	106	17,831
CommScope Holding Co., Inc. *	410	15,670
Corning, Inc.	200	5,404
F5 Networks, Inc. *	276	45,013
FLIR Systems, Inc.	316	16,922
IPG Photonics Corp. *	152	32,381
Motorola Solutions, Inc.	56	6,150
National Instruments Corp.	333	13,616
NCR Corp. *	566	17,416
NetApp, Inc.	985	65,581
Palo Alto Networks, Inc. *	384	73,924
Trimble, Inc. *	836	28,926
Western Digital Corp.	192	15,128
Zebra Technologies Corp., Class A *	226	30,472
		4,268,660

Telecommunication Services 0.9%
T-Mobile US, Inc. *	791	47,863
Verizon Communications, Inc.	9,002	444,249
Zayo Group Holdings, Inc. *	820	29,766
		521,878

Transportation 2.9%
Alaska Air Group, Inc.	430	27,920
American Airlines Group, Inc.	779	33,442
C.H. Robinson Worldwide, Inc.	591	54,390
Copa Holdings S.A., Class A	17	1,992
CSX Corp.	3,325	197,472
Expeditors International of Washington, Inc.	559	35,698
FedEx Corp.	1,075	265,740
JB Hunt Transport Services, Inc.	372	43,684
Landstar System, Inc.	175	17,789
Old Dominion Freight Line, Inc.	161	21,551
Southwest Airlines Co.	2,398	126,686
Union Pacific Corp.	3,097	413,852
United Parcel Service, Inc., Class B	2,991	339,479
XPO Logistics, Inc. *	365	35,463
		1,615,158

Utilities 0.0%
NRG Energy, Inc.	241	7,471
Total Common Stock
(Cost $56,941,321)		56,079,981

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	212,558	212,558
Total Other Investment Company
(Cost $212,558)		212,558

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/15/18	3	205,725	(3,867)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	367	22,493
BorgWarner, Inc.	749	36,656
Ford Motor Co.	15,767	177,221
General Motors Co.	5,310	195,089
Gentex Corp.	415	9,437
Harley-Davidson, Inc.	212	8,720
Lear Corp.	49	9,162
The Goodyear Tire & Rubber Co.	968	24,307
		483,085

Banks 12.8%
Associated Banc-Corp.	712	18,832
Bank of America Corp.	38,642	1,156,169
Bank of Hawaii Corp.	163	13,726
Bank of the Ozarks, Inc.	264	12,355
BankUnited, Inc.	433	17,151
BB&T Corp.	3,200	168,960
BOK Financial Corp.	110	11,075
CIT Group, Inc.	506	26,793
Citigroup, Inc.	10,396	709,735
Citizens Financial Group, Inc.	1,969	81,694
Comerica, Inc.	701	66,301
Commerce Bancshares, Inc.	376	23,884
Cullen/Frost Bankers, Inc.	233	26,667
East West Bancorp, Inc.	546	36,375
F.N.B. Corp.	1,345	17,485
Fifth Third Bancorp	2,779	92,179
First Hawaiian, Inc.	195	5,372
First Horizon National Corp.	1,225	22,418
First Republic Bank	139	12,909
Huntington Bancshares, Inc.	4,328	64,531
JPMorgan Chase & Co.	13,957	1,518,242
KeyCorp	4,287	85,397
M&T Bank Corp.	566	103,165
New York Community Bancorp, Inc.	1,989	23,629
PacWest Bancorp	513	26,286
People's United Financial, Inc.	1,367	25,002
Pinnacle Financial Partners, Inc.	194	12,426
Popular, Inc.	411	19,025
Prosperity Bancshares, Inc.	274	19,665
Regions Financial Corp.	4,538	84,861
Signature Bank *	94	11,952
SunTrust Banks, Inc.	1,896	126,653
SVB Financial Group *	56	16,778
Synovus Financial Corp.	474	24,776
TCF Financial Corp.	656	16,288
TFS Financial Corp.	140	2,087
The PNC Financial Services Group, Inc.	1,925	280,299
U.S. Bancorp	6,308	318,239
Webster Financial Corp.	386	23,233
Wells Fargo & Co.	17,897	929,928
Security	Number of Shares	Value ($)
Western Alliance Bancorp *	189	11,147
Zions Bancorp	767	41,993
		6,305,682

Capital Goods 6.1%
Acuity Brands, Inc.	47	5,629
AECOM *	633	21,801
AGCO Corp.	270	16,924
Air Lease Corp.	385	16,051
AMETEK, Inc.	774	54,025
Arconic, Inc.	1,764	31,417
Carlisle Cos., Inc.	236	25,424
Caterpillar, Inc.	222	32,048
Colfax Corp. *	340	10,543
Crane Co.	197	16,477
Cummins, Inc.	434	69,379
Donaldson Co., Inc.	24	1,062
Dover Corp.	567	52,561
Eaton Corp. plc	1,793	134,529
Emerson Electric Co.	2,200	146,102
Flowserve Corp.	527	23,404
Fluor Corp.	562	33,130
Fortive Corp.	134	9,422
Fortune Brands Home & Security, Inc.	28	1,531
Gates Industrial Corp. plc *	25	392
General Dynamics Corp.	608	122,396
General Electric Co.	29,077	409,113
Harris Corp.	360	56,311
Hexcel Corp.	104	6,913
Honeywell International, Inc.	1,256	181,718
Hubbell, Inc.	70	7,270
Huntington Ingalls Industries, Inc.	32	7,783
IDEX Corp.	28	3,742
Ingersoll-Rand plc	512	42,952
ITT, Inc.	343	16,769
Jacobs Engineering Group, Inc.	491	28,522
Johnson Controls International plc	3,723	126,098
L3 Technologies, Inc.	318	62,290
Lennox International, Inc.	10	1,934
Lockheed Martin Corp.	101	32,405
Masco Corp.	460	17,420
MSC Industrial Direct Co., Inc., Class A	99	8,558
Orbital ATK, Inc.	228	30,183
Oshkosh Corp.	302	21,792
Owens Corning	437	28,619
PACCAR, Inc.	1,398	89,011
Parker-Hannifin Corp.	77	12,676
Pentair plc	687	46,221
Quanta Services, Inc. *	424	13,780
Raytheon Co.	736	150,836
Regal Beloit Corp.	190	13,528
Roper Technologies, Inc.	19	5,020
Sensata Technologies Holding plc *	320	16,230
Snap-on, Inc.	202	29,341
Spirit AeroSystems Holdings, Inc., Class A	454	36,488
Stanley Black & Decker, Inc.	551	78,016
Teledyne Technologies, Inc. *	135	25,257
Terex Corp.	339	12,380

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Textron, Inc.	1,084	67,360
The Timken Co.	294	12,569
Trinity Industries, Inc.	600	19,122
United Technologies Corp.	3,010	361,651
USG Corp. *	336	13,517
Valmont Industries, Inc.	88	12,505
W.W. Grainger, Inc.	13	3,658
Wabtec Corp.	230	20,426
WESCO International, Inc. *	177	10,540
Xylem, Inc.	358	26,098
		2,990,869

Commercial & Professional Services 0.5%
ADT, Inc.	180	1,604
Clean Harbors, Inc. *	69	3,160
IHS Markit Ltd. *	667	32,770
ManpowerGroup, Inc.	265	25,366
Nielsen Holdings plc	1,437	45,194
Pitney Bowes, Inc.	736	7,522
Republic Services, Inc.	896	57,953
Stericycle, Inc. *	353	20,724
The Dun & Bradstreet Corp.	90	10,378
Waste Management, Inc.	304	24,712
		229,383

Consumer Durables & Apparel 1.1%
Brunswick Corp.	60	3,593
D.R. Horton, Inc.	642	28,338
Garmin Ltd.	481	28,220
Hasbro, Inc.	108	9,514
Leggett & Platt, Inc.	95	3,852
Lennar Corp., B Shares	40	1,708
Lennar Corp., Class A	1,055	55,799
Mattel, Inc.	1,083	16,028
Michael Kors Holdings Ltd. *	545	37,289
Mohawk Industries, Inc. *	237	49,742
Newell Brands, Inc.	1,945	53,740
PulteGroup, Inc.	765	23,225
PVH Corp.	315	50,296
Ralph Lauren Corp.	232	25,485
Skechers U.S.A., Inc., Class A *	277	7,895
Tapestry, Inc.	944	50,759
Tempur Sealy International, Inc. *	118	5,281
Toll Brothers, Inc.	330	13,913
Under Armour, Inc., Class A *	178	3,161
Under Armour, Inc., Class C *	227	3,484
VF Corp.	344	27,819
Whirlpool Corp.	252	39,047
		538,188

Consumer Services 0.8%
Aramark	563	21,051
Carnival Corp.	1,647	103,860
Extended Stay America, Inc.	352	6,892
Graham Holdings Co., Class B	17	10,252
H&R Block, Inc.	694	19,189
Hilton Worldwide Holdings, Inc.	136	10,722
Hyatt Hotels Corp., Class A	179	13,760
International Game Technology plc	431	12,184
MGM Resorts International	1,885	59,227
Norwegian Cruise Line Holdings Ltd. *	793	42,402
Royal Caribbean Cruises Ltd.	694	75,084
Yum China Holdings, Inc.	202	8,637
		383,260

Security	Number of Shares	Value ($)
Diversified Financials 9.3%
Affiliated Managers Group, Inc.	228	37,588
AGNC Investment Corp.	1,536	29,061
Ally Financial, Inc.	1,791	46,745
American Express Co.	2,926	288,942
Ameriprise Financial, Inc.	60	8,413
Annaly Capital Management, Inc.	4,602	47,723
Berkshire Hathaway, Inc., Class B *	7,786	1,508,382
BGC Partners, Inc., Class A	743	9,926
BlackRock, Inc.	503	262,314
Capital One Financial Corp.	1,816	164,566
Chimera Investment Corp.	801	14,009
CME Group, Inc.	1,372	216,337
Credit Acceptance Corp. *	3	993
Discover Financial Services	1,467	104,524
E*TRADE Financial Corp. *	1,081	65,595
Federated Investors, Inc., Class B	296	7,835
Franklin Resources, Inc.	1,345	45,246
Interactive Brokers Group, Inc., Class A	290	21,518
Intercontinental Exchange, Inc.	1,199	86,880
Invesco Ltd.	1,391	40,297
Lazard Ltd., Class A	32	1,741
Legg Mason, Inc.	265	10,521
Leucadia National Corp.	952	22,886
MFA Financial, Inc.	1,492	11,220
Morgan Stanley	5,165	266,617
Morningstar, Inc.	3	326
Nasdaq, Inc.	459	40,539
Navient Corp.	1,032	13,684
New Residential Investment Corp.	1,297	22,672
Northern Trust Corp.	854	91,164
OneMain Holdings, Inc. *	274	8,453
Raymond James Financial, Inc.	398	35,721
Santander Consumer USA Holdings, Inc.	637	11,753
SLM Corp. *	1,712	19,654
Starwood Property Trust, Inc.	1,014	21,253
State Street Corp.	1,411	140,790
Synchrony Financial	3,115	103,325
T. Rowe Price Group, Inc.	798	90,828
TD Ameritrade Holding Corp.	138	8,016
The Bank of New York Mellon Corp.	3,984	217,168
The Charles Schwab Corp. (a)	949	52,840
The Goldman Sachs Group, Inc.	1,424	339,382
Two Harbors Investment Corp.	747	11,399
Voya Financial, Inc.	687	35,964
		4,584,810

Energy 11.6%
Anadarko Petroleum Corp.	2,201	148,171
Andeavor	634	87,695
Antero Resources Corp. *	485	9,215
Apache Corp.	1,464	59,951
Baker Hughes, a GE Co.	1,735	62,651
Cabot Oil & Gas Corp.	581	13,892
Centennial Resource Development, Inc., Class A *	648	11,988
Cheniere Energy, Inc. *	265	15,412
Chesapeake Energy Corp. *	3,571	10,606
Chevron Corp.	7,645	956,466
Cimarex Energy Co.	16	1,609
CNX Resources Corp. *	885	13,151
Concho Resources, Inc. *	600	94,326
ConocoPhillips	4,774	312,697
CONSOL Energy, Inc. *	96	3,019
Continental Resources, Inc. *	196	12,948
Devon Energy Corp.	1,980	71,933

61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	301	38,663
Energen Corp. *	377	24,671
EOG Resources, Inc.	2,120	250,520
EQT Corp.	871	43,716
Extraction Oil & Gas, Inc. *	425	6,001
Exxon Mobil Corp.	17,146	1,333,102
Gulfport Energy Corp. *	667	6,203
Halliburton Co.	1,143	60,568
Helmerich & Payne, Inc.	419	29,141
Hess Corp.	1,150	65,539
HollyFrontier Corp.	714	43,333
Kinder Morgan, Inc.	7,657	121,134
Kosmos Energy Ltd. *	938	6,604
Marathon Oil Corp.	3,475	63,419
Marathon Petroleum Corp.	1,962	146,973
Murphy Oil Corp.	662	19,933
Nabors Industries Ltd.	1,321	10,053
National Oilwell Varco, Inc.	1,541	59,590
Noble Energy, Inc.	1,936	65,495
Occidental Petroleum Corp.	3,097	239,274
Oceaneering International, Inc.	448	9,516
Parsley Energy, Inc., Class A *	289	8,679
Patterson-UTI Energy, Inc.	833	17,843
PBF Energy, Inc., Class A	464	17,785
Phillips 66	1,716	191,008
Pioneer Natural Resources Co.	680	137,054
QEP Resources, Inc. *	956	11,644
Range Resources Corp.	890	12,327
RPC, Inc.	12	216
RSP Permian, Inc. *	259	12,849
Schlumberger Ltd.	5,609	384,553
SM Energy Co.	434	10,394
Southwestern Energy Co. *	2,371	9,721
Targa Resources Corp.	862	40,488
The Williams Cos., Inc.	2,836	72,970
Transocean Ltd. *	1,687	20,868
Valero Energy Corp.	1,771	196,457
Weatherford International plc *	3,521	10,387
Whiting Petroleum Corp. *	353	14,409
World Fuel Services Corp.	242	5,196
WPX Energy, Inc. *	1,538	26,284
		5,730,310

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	143	13,814
Rite Aid Corp. *	2,390	3,991
The Kroger Co.	1,655	41,689
U.S. Foods Holding Corp. *	842	28,780
Walgreens Boots Alliance, Inc.	2,831	188,120
Walmart, Inc.	5,803	513,333
		789,727

Food, Beverage & Tobacco 3.5%
Archer-Daniels-Midland Co.	2,225	100,971
Brown-Forman Corp., Class A	12	640
Brown-Forman Corp., Class B	50	2,802
Bunge Ltd.	573	41,388
Campbell Soup Co.	253	10,317
ConAgra Brands, Inc.	1,509	55,939
Flowers Foods, Inc.	721	16,302
General Mills, Inc.	669	29,262
Hormel Foods Corp.	1,060	38,425
Ingredion, Inc.	283	34,268
Kellogg Co.	78	4,594
Lamb Weston Holdings, Inc.	447	29,198
Molson Coors Brewing Co., Class B	712	50,723
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	5,831	230,324
PepsiCo, Inc.	757	76,412
Philip Morris International, Inc.	5,716	468,712
Pilgrim's Pride Corp. *	11	238
Pinnacle Foods, Inc.	469	28,328
Post Holdings, Inc. *	271	21,563
Seaboard Corp.	1	4,007
The Coca-Cola Co.	3,919	169,340
The Hain Celestial Group, Inc. *	414	12,060
The Hershey Co.	46	4,229
The JM Smucker Co.	453	51,678
The Kraft Heinz Co.	2,437	137,398
TreeHouse Foods, Inc. *	133	5,121
Tyson Foods, Inc., Class A	1,128	79,073
		1,703,312

Health Care Equipment & Services 6.0%
Abbott Laboratories	6,842	397,726
Acadia Healthcare Co., Inc. *	295	10,496
Aetna, Inc.	869	155,594
Anthem, Inc.	1,036	244,486
Baxter International, Inc.	1,822	126,629
Brookdale Senior Living, Inc. *	618	4,474
Cardinal Health, Inc.	1,295	83,100
Centene Corp. *	589	63,954
Cigna Corp.	123	21,134
CVS Health Corp.	4,122	287,839
Danaher Corp.	2,482	248,994
DaVita, Inc. *	598	37,548
DENTSPLY SIRONA, Inc.	917	46,162
Envision Healthcare Corp. *	467	17,358
Express Scripts Holding Co. *	2,131	161,317
HCA Healthcare, Inc.	1,059	101,389
Hill-Rom Holdings, Inc.	10	858
Hologic, Inc. *	490	19,007
Humana, Inc.	31	9,120
Laboratory Corp. of America Holdings *	416	71,032
LifePoint Health, Inc. *	101	4,838
McKesson Corp.	745	116,376
MEDNAX, Inc. *	358	16,436
Medtronic plc	5,092	408,022
Patterson Cos., Inc.	325	7,566
Premier, Inc., Class A *	133	4,388
Quest Diagnostics, Inc.	558	56,470
STERIS plc	345	32,609
Teleflex, Inc.	155	41,521
The Cooper Cos., Inc.	45	10,292
Universal Health Services, Inc., Class B	351	40,084
WellCare Health Plans, Inc. *	16	3,283
Zimmer Biomet Holdings, Inc.	822	94,670
		2,944,772

Household & Personal Products 2.0%
Colgate-Palmolive Co.	2,927	190,928
Coty, Inc., Class A	1,911	33,156
Edgewell Personal Care Co. *	223	9,823
Kimberly-Clark Corp.	199	20,604
Nu Skin Enterprises, Inc., Class A	149	10,601
The Clorox Co.	78	9,142
The Procter & Gamble Co.	9,688	700,830
		975,084

Insurance 4.6%
Aflac, Inc.	3,094	140,994
Alleghany Corp.	61	35,055

62
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American Financial Group, Inc.	289	32,721
American International Group, Inc.	3,191	178,696
American National Insurance Co.	29	3,499
Arch Capital Group Ltd. *	435	34,857
Arthur J. Gallagher & Co.	242	16,938
Aspen Insurance Holdings Ltd.	185	7,853
Assurant, Inc.	175	16,243
Assured Guaranty Ltd.	458	16,621
Athene Holding Ltd., Class A *	457	22,393
Axis Capital Holdings Ltd.	342	20,075
Brighthouse Financial, Inc. *	323	16,402
Brown & Brown, Inc.	898	24,453
Chubb Ltd.	1,875	254,381
Cincinnati Financial Corp.	622	43,751
CNA Financial Corp.	104	5,248
Erie Indemnity Co., Class A	27	3,153
Everest Re Group Ltd.	164	38,158
First American Financial Corp.	424	21,671
FNF Group	1,067	39,298
Lincoln National Corp.	888	62,728
Loews Corp.	1,117	58,598
Markel Corp. *	55	62,152
Mercury General Corp.	106	4,847
MetLife, Inc.	3,652	174,091
Old Republic International Corp.	973	19,849
Principal Financial Group, Inc.	1,083	64,135
ProAssurance Corp.	224	10,595
Prudential Financial, Inc.	1,718	182,658
Reinsurance Group of America, Inc.	260	38,844
RenaissanceRe Holdings Ltd.	144	19,590
The Allstate Corp.	1,036	101,342
The Hanover Insurance Group, Inc.	165	18,950
The Hartford Financial Services Group, Inc.	1,423	76,614
The Travelers Cos., Inc.	1,101	144,892
Torchmark Corp.	448	38,860
Unum Group	903	43,687
Validus Holdings Ltd.	299	20,263
W. R. Berkley Corp.	395	29,451
White Mountains Insurance Group Ltd.	14	12,114
Willis Towers Watson plc	496	73,661
XL Group Ltd.	689	38,301
		2,268,682

Materials 2.9%
Air Products & Chemicals, Inc.	861	139,732
Albemarle Corp.	369	35,778
Alcoa Corp. *	739	37,837
AptarGroup, Inc.	196	18,326
Ardagh Group S.A.	18	366
Ashland Global Holdings, Inc.	253	16,744
Avery Dennison Corp.	16	1,677
Ball Corp.	652	26,139
Bemis Co., Inc.	357	15,447
Cabot Corp.	247	13,797
Celanese Corp., Series A	213	23,147
CF Industries Holdings, Inc.	956	37,093
Crown Holdings, Inc. *	144	7,177
Domtar Corp.	241	10,580
DowDuPont, Inc.	4,933	311,963
Eastman Chemical Co.	588	60,023
Freeport-McMoRan, Inc.	4,408	67,046
Graphic Packaging Holding Co.	386	5,520
Huntsman Corp.	429	12,771
International Paper Co.	156	8,043
LyondellBasell Industries N.V., Class A	746	78,875
Martin Marietta Materials, Inc.	20	3,895
NewMarket Corp.	1	380
Security	Number of Shares	Value ($)
Newmont Mining Corp.	2,160	84,866
Nucor Corp.	1,279	78,812
Olin Corp.	651	19,654
Owens-Illinois, Inc. *	174	3,537
Platform Specialty Products Corp. *	441	4,441
PPG Industries, Inc.	78	8,259
Praxair, Inc.	144	21,963
Reliance Steel & Aluminum Co.	298	26,200
Royal Gold, Inc.	154	13,675
RPM International, Inc.	38	1,835
Sealed Air Corp.	350	15,347
Sonoco Products Co.	390	20,030
Southern Copper Corp.	49	2,588
Steel Dynamics, Inc.	779	34,907
Tahoe Resources, Inc.	1,210	6,086
The Mosaic Co.	1,446	38,970
The Scotts Miracle-Gro Co.	8	669
United States Steel Corp.	700	23,681
Valvoline, Inc.	851	17,258
Vulcan Materials Co.	45	5,026
Westlake Chemical Corp.	63	6,739
WestRock Co.	1,009	59,692
		1,426,591

Media 2.3%
Charter Communications, Inc., Class A *	231	62,668
Cinemark Holdings, Inc.	449	17,587
Comcast Corp., Class A	1,393	43,726
Discovery, Inc., Class A *	629	14,876
Discovery, Inc., Class C *	1,002	22,265
DISH Network Corp., Class A *	189	6,341
GCI Liberty, Inc., Class A *	328	14,629
John Wiley & Sons, Inc., Class A	174	11,475
Liberty Broadband Corp., Class A *	103	7,259
Liberty Broadband Corp., Class C *	429	30,412
Liberty Media Corp. - Liberty Formula One, Class A *	105	2,952
Liberty Media Corp. - Liberty Formula One, Class C *	738	21,786
Liberty Media Corp. - Liberty SiriusXM, Class A *	333	13,909
Liberty Media Corp. - Liberty SiriusXM, Class C *	704	29,329
Lions Gate Entertainment Corp., Class A	56	1,394
Lions Gate Entertainment Corp., Class B	127	2,924
News Corp., Class A	1,606	25,664
News Corp., Class B	475	7,719
Sirius XM Holdings, Inc.	341	2,159
TEGNA, Inc.	838	8,858
The Interpublic Group of Cos., Inc.	258	6,086
The Madison Square Garden Co., Class A *	67	16,282
The Walt Disney Co.	1,916	192,232
Time Warner, Inc.	3,149	298,525
Tribune Media Co., Class A	322	12,168
Twenty-First Century Fox, Inc., Class A	4,010	146,606
Twenty-First Century Fox, Inc., Class B	1,690	60,958
Viacom, Inc., Class A	26	924
Viacom, Inc., Class B	1,440	43,430
		1,125,143

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Agilent Technologies, Inc.	991	65,148
Agios Pharmaceuticals, Inc. *	21	1,762
Akorn, Inc. *	12	173
Alexion Pharmaceuticals, Inc. *	163	19,174
Allergan plc	1,363	209,425

63
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alnylam Pharmaceuticals, Inc. *	50	4,727
Amgen, Inc.	2,069	360,999
Bio-Rad Laboratories, Inc., Class A *	81	20,551
Biogen, Inc. *	50	13,680
Bristol-Myers Squibb Co.	3,373	175,835
Bruker Corp.	279	8,239
Endo International plc *	891	5,106
Gilead Sciences, Inc.	1,500	108,345
Intrexon Corp. *	39	709
IQVIA Holdings, Inc. *	228	21,833
Johnson & Johnson	9,247	1,169,653
Mallinckrodt plc *	324	4,212
Merck & Co., Inc.	10,482	617,075
Mylan N.V. *	2,145	83,140
OPKO Health, Inc. *	1,280	3,891
PerkinElmer, Inc.	362	26,556
Perrigo Co., plc	535	41,805
Pfizer, Inc.	23,956	877,029
QIAGEN N.V. *	589	19,266
Thermo Fisher Scientific, Inc.	882	185,529
United Therapeutics Corp. *	167	18,388
		4,062,250

Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	409	50,949
American Campus Communities, Inc.	574	22,449
American Homes 4 Rent, Class A	958	19,352
Apartment Investment & Management Co., Class A	623	25,294
Apple Hospitality REIT, Inc.	838	15,076
AvalonBay Communities, Inc.	563	91,769
Boston Properties, Inc.	527	63,983
Brandywine Realty Trust	666	10,729
Brixmor Property Group, Inc.	1,293	19,253
Camden Property Trust	373	31,854
CBRE Group, Inc., Class A *	688	31,173
Colony NorthStar, Inc., Class A	2,147	13,118
Columbia Property Trust, Inc.	524	11,193
CoreCivic, Inc.	471	9,495
Corporate Office Properties Trust	412	11,334
CubeSmart	221	6,506
CyrusOne, Inc.	29	1,554
DCT Industrial Trust, Inc.	384	25,179
DDR Corp.	1,217	8,823
Digital Realty Trust, Inc.	203	21,455
Douglas Emmett, Inc.	121	4,510
Duke Realty Corp.	1,414	38,319
Empire State Realty Trust, Inc., Class A	529	9,215
EPR Properties	260	14,305
Equity Commonwealth *	470	14,565
Equity Residential	1,427	88,060
Essex Property Trust, Inc.	263	63,039
Extra Space Storage, Inc.	82	7,346
Federal Realty Investment Trust	178	20,621
Forest City Realty Trust, Inc., Class A	988	19,819
Gaming & Leisure Properties, Inc.	525	17,992
GGP, Inc.	2,504	50,055
HCP, Inc.	1,926	44,991
Healthcare Trust of America, Inc., Class A	813	20,317
Highwoods Properties, Inc.	419	18,444
Hospitality Properties Trust	671	16,695
Host Hotels & Resorts, Inc.	2,942	57,546
Hudson Pacific Properties, Inc.	567	18,637
Invitation Homes, Inc.	1,209	27,976
Iron Mountain, Inc.	143	4,854
JBG SMITH Properties	350	12,905
Jones Lang LaSalle, Inc.	175	29,664
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	373	26,733
Kimco Realty Corp.	1,718	24,928
Lamar Advertising Co., Class A	23	1,465
Liberty Property Trust	573	23,963
Life Storage, Inc.	182	16,096
Medical Properties Trust, Inc.	1,472	18,812
Mid-America Apartment Communities, Inc.	468	42,803
National Retail Properties, Inc.	612	23,281
Omega Healthcare Investors, Inc.	769	19,979
Outfront Media, Inc.	505	9,469
Paramount Group, Inc.	864	12,398
Park Hotels & Resorts, Inc.	701	20,175
Piedmont Office Realty Trust, Inc., Class A	541	9,695
Prologis, Inc.	2,133	138,453
Rayonier, Inc.	539	20,046
Realogy Holdings Corp.	531	13,174
Realty Income Corp.	1,148	57,986
Regency Centers Corp.	620	36,487
Retail Properties of America, Inc., Class A	784	9,047
Senior Housing Properties Trust	902	14,044
Simon Property Group, Inc.	111	17,354
SL Green Realty Corp.	364	35,577
Spirit Realty Capital, Inc.	1,761	14,176
STORE Capital Corp.	682	17,207
Sun Communities, Inc.	299	28,061
Tanger Factory Outlet Centers, Inc.	344	7,551
Taubman Centers, Inc.	108	6,046
The Howard Hughes Corp. *	152	20,566
The Macerich Co.	561	32,325
UDR, Inc.	1,100	39,765
Uniti Group, Inc.	637	11,479
Ventas, Inc.	1,450	74,559
VEREIT, Inc.	3,783	25,724
VICI Properties, Inc.	830	15,089
Vornado Realty Trust	691	47,009
Weingarten Realty Investors	511	14,037
Welltower, Inc.	1,503	80,320
Weyerhaeuser Co.	3,025	111,260
WP Carey, Inc.	440	28,094
		2,255,646

Retailing 1.5%
Advance Auto Parts, Inc.	201	23,004
AutoNation, Inc. *	242	11,178
AutoZone, Inc. *	15	9,368
Bed Bath & Beyond, Inc.	526	9,184
Best Buy Co., Inc.	1,016	77,754
Burlington Stores, Inc. *	118	16,030
Dick's Sporting Goods, Inc.	80	2,647
Dollar General Corp.	681	65,737
Dollar Tree, Inc. *	59	5,658
Foot Locker, Inc.	435	18,740
GameStop Corp., Class A	411	5,610
Genuine Parts Co.	370	32,678
Kohl's Corp.	680	42,242
L Brands, Inc.	780	27,230
Liberty Expedia Holdings, Inc., Class A *	180	7,344
LKQ Corp. *	1,080	33,502
Macy's, Inc.	1,221	37,936
Murphy USA, Inc. *	126	7,884
Penske Automotive Group, Inc.	152	6,855
Qurate Retail Group, Inc. QVC Group, Class A *	668	15,638
Sally Beauty Holdings, Inc. *	286	4,945
Signet Jewelers Ltd.	230	8,942
Target Corp.	2,191	159,067
The Gap, Inc.	933	27,281
The Michaels Cos., Inc. *	147	2,737

64
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tiffany & Co.	442	45,451
TripAdvisor, Inc. *	212	7,933
Urban Outfitters, Inc. *	325	13,088
Williams-Sonoma, Inc.	271	12,954
		738,617

Semiconductors & Semiconductor Equipment 3.1%
Cypress Semiconductor Corp.	1,217	17,744
First Solar, Inc. *	337	23,897
Intel Corp.	19,086	985,219
Marvell Technology Group Ltd.	1,649	33,079
Micron Technology, Inc. *	1,057	48,601
Microsemi Corp. *	100	6,469
NXP Semiconductors N.V. *	580	60,842
ON Semiconductor Corp. *	75	1,656
Qorvo, Inc. *	235	15,839
QUALCOMM, Inc.	5,964	304,224
Teradyne, Inc.	61	1,985
Versum Materials, Inc.	399	14,037
Xilinx, Inc.	40	2,569
		1,516,161

Software & Services 2.6%
Akamai Technologies, Inc. *	672	48,149
Amdocs Ltd.	587	39,476
Autodesk, Inc. *	153	19,263
Booz Allen Hamilton Holding Corp.	25	991
CA, Inc.	1,298	45,170
Conduent, Inc. *	796	15,490
CoreLogic, Inc. *	159	7,870
eBay, Inc. *	3,827	144,967
Fidelity National Information Services, Inc.	578	54,893
FireEye, Inc. *	752	13,574
Guidewire Software, Inc. *	177	14,978
International Business Machines Corp.	1,072	155,397
Leidos Holdings, Inc.	557	35,776
LogMeIn, Inc.	82	9,036
Nuance Communications, Inc. *	1,159	17,060
Oracle Corp.	10,841	495,108
Sabre Corp.	181	3,736
SS&C Technologies Holdings, Inc.	76	3,773
Switch, Inc., Class A	21	299
Synopsys, Inc. *	548	46,859
Teradata Corp. *	474	19,396
Twitter, Inc. *	2,547	77,200
WEX, Inc. *	30	4,858
Zillow Group, Inc., Class A *	84	4,063
Zillow Group, Inc., Class C *	116	5,625
Zynga, Inc., Class A *	2,939	10,140
		1,293,147

Technology Hardware & Equipment 3.3%
ARRIS International plc *	706	19,062
Arrow Electronics, Inc. *	364	27,205
Avnet, Inc.	491	19,262
Cisco Systems, Inc.	20,068	888,812
CommScope Holding Co., Inc. *	374	14,294
Corning, Inc.	3,292	88,950
Dolby Laboratories, Inc., Class A	244	14,596
EchoStar Corp., Class A *	180	9,457
FLIR Systems, Inc.	259	13,870
Hewlett Packard Enterprise Co.	6,266	106,835
HP, Inc.	6,653	142,973
Jabil, Inc.	677	18,008
Juniper Networks, Inc.	1,446	35,557
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	768	39,690
Motorola Solutions, Inc.	598	65,678
National Instruments Corp.	73	2,985
NetApp, Inc.	167	11,119
Trimble, Inc. *	195	6,747
Western Digital Corp.	1,016	80,051
Xerox Corp.	929	29,217
		1,634,368

Telecommunication Services 2.7%
AT&T, Inc.	24,879	813,543
CenturyLink, Inc.	3,908	72,611
Sprint Corp. *	2,628	14,743
T-Mobile US, Inc. *	476	28,803
Telephone & Data Systems, Inc.	405	11,069
United States Cellular Corp. *	43	1,701
Verizon Communications, Inc.	8,258	407,532
		1,350,002

Transportation 1.4%
Alaska Air Group, Inc.	80	5,194
AMERCO	21	7,088
American Airlines Group, Inc.	1,007	43,231
Copa Holdings S.A., Class A	120	14,061
CSX Corp.	344	20,430
Delta Air Lines, Inc.	2,651	138,435
Expeditors International of Washington, Inc.	213	13,602
Genesee & Wyoming, Inc., Class A *	250	17,800
JetBlue Airways Corp. *	1,233	23,661
Kansas City Southern	420	44,785
Kirby Corp. *	211	17,998
Macquarie Infrastructure Corp.	336	12,735
Norfolk Southern Corp.	1,143	163,986
Old Dominion Freight Line, Inc.	96	12,851
Ryder System, Inc.	217	14,632
Spirit Airlines, Inc. *	271	9,680
Union Pacific Corp.	301	40,223
United Continental Holdings, Inc. *	1,084	73,213
XPO Logistics, Inc. *	120	11,659
		685,264

Utilities 6.0%
AES Corp.	2,750	33,660
Alliant Energy Corp.	942	40,459
Ameren Corp.	988	57,917
American Electric Power Co., Inc.	2,009	140,590
American Water Works Co., Inc.	722	62,511
Aqua America, Inc.	736	25,870
Atmos Energy Corp.	437	37,971
Avangrid, Inc.	232	12,229
CenterPoint Energy, Inc.	1,758	44,530
CMS Energy Corp.	1,114	52,570
Consolidated Edison, Inc.	1,250	100,162
Dominion Energy, Inc.	2,575	171,392
DTE Energy Co.	734	77,364
Duke Energy Corp.	2,845	228,055
Edison International	1,291	84,586
Entergy Corp.	731	59,642
Eversource Energy	1,286	77,482
Exelon Corp.	3,849	152,728
FirstEnergy Corp.	1,788	61,507
Great Plains Energy, Inc.	859	28,115
Hawaiian Electric Industries, Inc.	437	15,160
MDU Resources Group, Inc.	759	21,381
National Fuel Gas Co.	304	15,610

65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NextEra Energy, Inc.	1,888	309,462
NiSource, Inc.	1,403	34,219
NRG Energy, Inc.	961	29,791
OGE Energy Corp.	810	26,625
PG&E Corp.	2,055	94,735
Pinnacle West Capital Corp.	439	35,340
PPL Corp.	2,774	80,723
Public Service Enterprise Group, Inc.	2,020	105,343
SCANA Corp.	515	18,937
Sempra Energy	1,022	114,260
The Southern Co.	4,001	184,526
UGI Corp.	719	34,792
Vectren Corp.	349	24,524
Vistra Energy Corp. *	1,265	28,905
WEC Energy Group, Inc.	1,263	81,186
Westar Energy, Inc.	595	32,237
Xcel Energy, Inc.	2,054	96,209
		2,933,305
Total Common Stock
(Cost $50,254,689)		48,947,658

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	117,544	117,544
Total Other Investment Company
(Cost $117,544)		117,544

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/15/18	3	177,465	(856)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
66
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Adient plc	1,452	88,993
Aptiv plc	4,194	354,728
BorgWarner, Inc.	3,315	162,236
Delphi Technologies plc	1,433	69,372
Gentex Corp.	4,318	98,191
Harley-Davidson, Inc.	2,601	106,979
Lear Corp.	1,045	195,384
The Goodyear Tire & Rubber Co.	3,725	93,535
Thor Industries, Inc.	775	82,258
Visteon Corp. *	481	59,856
		1,311,532

Banks 4.8%
Associated Banc-Corp.	2,586	68,400
Bank of Hawaii Corp.	649	54,652
Bank of the Ozarks, Inc.	1,907	89,248
BankUnited, Inc.	1,623	64,287
BOK Financial Corp.	380	38,258
CIT Group, Inc.	2,020	106,959
Citizens Financial Group, Inc.	7,755	321,755
Comerica, Inc.	2,703	255,650
Commerce Bancshares, Inc.	1,472	93,501
Cullen/Frost Bankers, Inc.	874	100,029
East West Bancorp, Inc.	2,274	151,494
F.N.B. Corp.	5,076	65,988
Fifth Third Bancorp	10,819	358,866
First Hawaiian, Inc.	882	24,299
First Horizon National Corp.	4,471	81,819
First Republic Bank	2,522	234,218
Huntington Bancshares, Inc.	16,595	247,431
KeyCorp	16,687	332,405
M&T Bank Corp.	2,223	405,186
New York Community Bancorp, Inc.	7,395	87,853
PacWest Bancorp	1,980	101,455
People's United Financial, Inc.	5,333	97,541
Pinnacle Financial Partners, Inc.	1,116	71,480
Popular, Inc.	1,581	73,185
Prosperity Bancshares, Inc.	1,032	74,067
Regions Financial Corp.	17,645	329,962
Signature Bank *	853	108,459
SunTrust Banks, Inc.	7,401	494,387
SVB Financial Group *	819	245,381
Synovus Financial Corp.	1,872	97,849
TCF Financial Corp.	2,496	61,976
TFS Financial Corp.	817	12,181
Webster Financial Corp.	1,423	85,650
Western Alliance Bancorp *	1,543	91,006
Zions Bancorp	3,051	167,042
		5,293,919

Capital Goods 9.7%
A.O. Smith Corp.	2,284	140,123
Acuity Brands, Inc.	646	77,371
Security	Number of Shares	Value ($)
AECOM *	2,477	85,308
AGCO Corp.	1,039	65,125
Air Lease Corp.	1,531	63,827
Allegion plc	1,509	116,465
Allison Transmission Holdings, Inc.	1,928	75,173
AMETEK, Inc.	3,539	247,022
Arconic, Inc.	6,641	118,276
Armstrong World Industries, Inc. *	721	40,376
BWX Technologies, Inc.	1,435	97,293
Carlisle Cos., Inc.	944	101,697
Colfax Corp. *	1,376	42,670
Crane Co.	777	64,988
Cummins, Inc.	2,466	394,215
Donaldson Co., Inc.	2,060	91,176
Dover Corp.	2,417	224,056
Fastenal Co.	4,502	225,055
Flowserve Corp.	2,058	91,396
Fluor Corp.	2,210	130,279
Fortive Corp.	4,778	335,941
Fortune Brands Home & Security, Inc.	2,406	131,584
Gardner Denver Holdings, Inc. *	1,116	35,299
Gates Industrial Corp. plc *	600	9,396
Graco, Inc.	2,595	114,154
Harris Corp.	1,852	289,690
HD Supply Holdings, Inc. *	2,924	113,188
HEICO Corp.	470	41,290
HEICO Corp., Class A	965	69,625
Hexcel Corp.	1,394	92,659
Hubbell, Inc.	848	88,073
Huntington Ingalls Industries, Inc.	697	169,517
IDEX Corp.	1,203	160,793
Ingersoll-Rand plc	3,911	328,094
ITT, Inc.	1,349	65,953
Jacobs Engineering Group, Inc.	1,926	111,881
L3 Technologies, Inc.	1,218	238,582
Lennox International, Inc.	591	114,282
Lincoln Electric Holdings, Inc.	902	74,749
Masco Corp.	4,927	186,585
MSC Industrial Direct Co., Inc., Class A	713	61,632
Nordson Corp.	916	117,798
Orbital ATK, Inc.	885	117,156
Oshkosh Corp.	1,182	85,293
Owens Corning	1,759	115,197
PACCAR, Inc.	5,333	339,552
Parker-Hannifin Corp.	2,071	340,928
Pentair plc	2,597	174,726
Quanta Services, Inc. *	2,256	73,320
Regal Beloit Corp.	702	49,982
Rockwell Automation, Inc.	2,011	330,870
Rockwell Collins, Inc.	2,541	336,784
Roper Technologies, Inc.	1,565	413,457
Sensata Technologies Holding plc *	2,688	136,335
Snap-on, Inc.	885	128,546
Spirit AeroSystems Holdings, Inc., Class A	1,823	146,515
Stanley Black & Decker, Inc.	2,396	339,250
Teledyne Technologies, Inc. *	538	100,654
Terex Corp.	1,203	43,934
Textron, Inc.	4,129	256,576
The Middleby Corp. *	849	106,838

67
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Timken Co.	1,079	46,127
The Toro Co.	1,685	98,387
TransDigm Group, Inc.	763	244,595
Trinity Industries, Inc.	2,288	72,919
United Rentals, Inc. *	1,313	196,950
Univar, Inc. *	1,769	48,754
USG Corp. *	1,308	52,621
Valmont Industries, Inc.	333	47,319
W.W. Grainger, Inc.	799	224,799
WABCO Holdings, Inc. *	785	101,257
Wabtec Corp.	1,322	117,407
Watsco, Inc.	472	79,022
Welbilt, Inc. *	2,004	38,397
WESCO International, Inc. *	715	42,578
Xylem, Inc.	2,833	206,526
		10,696,227

Commercial & Professional Services 2.3%
ADT, Inc.	1,685	15,013
Cintas Corp.	1,357	231,097
Clean Harbors, Inc. *	791	36,228
Copart, Inc. *	3,129	159,829
CoStar Group, Inc. *	557	204,230
Equifax, Inc.	1,875	210,094
IHS Markit Ltd. *	6,055	297,482
KAR Auction Services, Inc.	2,072	107,723
ManpowerGroup, Inc.	1,016	97,252
Nielsen Holdings plc	5,570	175,177
Pitney Bowes, Inc.	2,856	29,188
Republic Services, Inc.	3,520	227,674
Robert Half International, Inc.	1,926	117,005
Rollins, Inc.	1,491	72,343
Stericycle, Inc. *	1,327	77,908
The Dun & Bradstreet Corp.	569	65,611
TransUnion *	2,808	182,267
Verisk Analytics, Inc. *	2,365	251,754
		2,557,875

Consumer Durables & Apparel 3.3%
Brunswick Corp.	1,383	82,814
Carter's, Inc.	727	72,933
D.R. Horton, Inc.	5,383	237,606
Garmin Ltd.	1,869	109,654
Hanesbrands, Inc.	5,603	103,487
Hasbro, Inc.	1,772	156,095
Leggett & Platt, Inc.	2,062	83,614
Lennar Corp., B Shares	249	10,630
Lennar Corp., Class A	4,000	211,560
lululemon Athletica, Inc. *	1,491	148,802
Mattel, Inc.	5,353	79,224
Michael Kors Holdings Ltd. *	2,244	153,534
Mohawk Industries, Inc. *	972	204,003
Newell Brands, Inc.	7,579	209,408
NVR, Inc. *	51	158,100
Polaris Industries, Inc.	908	95,177
PulteGroup, Inc.	4,113	124,871
PVH Corp.	1,198	191,285
Ralph Lauren Corp.	876	96,229
Skechers U.S.A., Inc., Class A *	2,087	59,479
Tapestry, Inc.	4,438	238,631
Tempur Sealy International, Inc. *	698	31,236
Toll Brothers, Inc.	2,291	96,589
Tupperware Brands Corp.	769	34,267
Under Armour, Inc., Class A *	2,844	50,509
Under Armour, Inc., Class C *	2,897	44,469
Security	Number of Shares	Value ($)
VF Corp.	5,074	410,334
Whirlpool Corp.	1,088	168,586
		3,663,126

Consumer Services 3.1%
Aramark	3,854	144,101
Bright Horizons Family Solutions, Inc. *	890	84,443
Chipotle Mexican Grill, Inc. *	384	162,559
Choice Hotels International, Inc.	502	40,185
Darden Restaurants, Inc.	1,948	180,891
Domino's Pizza, Inc.	676	163,410
Dunkin' Brands Group, Inc.	1,385	84,430
Extended Stay America, Inc.	3,084	60,385
Graham Holdings Co., Class B	68	41,007
H&R Block, Inc.	3,220	89,033
Hilton Grand Vacations, Inc. *	1,420	61,060
Hilton Worldwide Holdings, Inc.	4,277	337,199
Hyatt Hotels Corp., Class A	745	57,268
International Game Technology plc	1,721	48,653
MGM Resorts International	7,778	244,385
Norwegian Cruise Line Holdings Ltd. *	3,144	168,110
Royal Caribbean Cruises Ltd.	2,676	289,516
Service Corp. International	2,783	101,607
ServiceMaster Global Holdings, Inc. *	2,077	105,096
Six Flags Entertainment Corp.	1,047	66,212
The Wendy's Co.	2,929	49,031
Vail Resorts, Inc.	636	145,841
Wyndham Worldwide Corp.	1,540	175,883
Wynn Resorts Ltd.	1,246	231,993
Yum China Holdings, Inc.	5,746	245,699
		3,377,997

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	869	143,263
AGNC Investment Corp.	6,068	114,807
Ally Financial, Inc.	6,838	178,472
Ameriprise Financial, Inc.	2,305	323,184
Annaly Capital Management, Inc.	18,279	189,553
BGC Partners, Inc., Class A	3,544	47,348
Cboe Global Markets, Inc.	1,743	186,118
Chimera Investment Corp.	2,981	52,138
Credit Acceptance Corp. *	174	57,566
Discover Financial Services	5,636	401,565
E*TRADE Financial Corp. *	4,187	254,067
Eaton Vance Corp.	1,819	98,935
FactSet Research Systems, Inc.	588	111,197
Federated Investors, Inc., Class B	1,458	38,593
Interactive Brokers Group, Inc., Class A	1,073	79,617
Invesco Ltd.	6,284	182,047
Lazard Ltd., Class A	1,836	99,915
Legg Mason, Inc.	1,279	50,776
Leucadia National Corp.	5,063	121,715
LPL Financial Holdings, Inc.	1,385	83,889
MarketAxess Holdings, Inc.	579	115,007
MFA Financial, Inc.	6,015	45,233
Moody's Corp.	2,587	419,611
Morningstar, Inc.	295	32,031
MSCI, Inc.	1,400	209,762
Nasdaq, Inc.	1,791	158,181
Navient Corp.	4,106	54,446
New Residential Investment Corp.	5,187	90,669
Northern Trust Corp.	3,264	348,432
OneMain Holdings, Inc. *	1,081	33,349
Raymond James Financial, Inc.	2,045	183,539
Santander Consumer USA Holdings, Inc.	2,261	41,715
SEI Investments Co.	2,106	133,162

68
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SLM Corp. *	6,925	79,499
Starwood Property Trust, Inc.	3,993	83,693
Synchrony Financial	12,152	403,082
T. Rowe Price Group, Inc.	3,700	421,134
TD Ameritrade Holding Corp.	4,597	267,040
Two Harbors Investment Corp.	2,752	41,996
Voya Financial, Inc.	2,800	146,580
		6,122,926

Energy 6.0%
Andeavor	2,426	335,564
Antero Resources Corp. *	3,615	68,685
Apache Corp.	5,930	242,834
Baker Hughes, a GE Co.	6,642	239,843
Cabot Oil & Gas Corp.	7,189	171,889
Centennial Resource Development, Inc., Class A *	2,370	43,845
Cheniere Energy, Inc. *	3,188	185,414
Chesapeake Energy Corp. *	14,147	42,017
Cimarex Energy Co.	1,460	146,861
CNX Resources Corp. *	3,374	50,138
Concho Resources, Inc. *	2,294	360,640
CONSOL Energy, Inc. *	465	14,624
Continental Resources, Inc. *	1,357	89,643
Devon Energy Corp.	8,284	300,958
Diamondback Energy, Inc. *	1,533	196,914
Energen Corp. *	1,512	98,945
EQT Corp.	3,786	190,019
Extraction Oil & Gas, Inc. *	1,928	27,223
Gulfport Energy Corp. *	2,431	22,608
Helmerich & Payne, Inc.	1,669	116,079
Hess Corp.	4,420	251,896
HollyFrontier Corp.	2,786	169,082
Kosmos Energy Ltd. *	3,637	25,604
Laredo Petroleum, Inc. *	2,619	28,809
Marathon Oil Corp.	13,254	241,886
Marathon Petroleum Corp.	7,606	569,765
Murphy Oil Corp.	2,560	77,082
Nabors Industries Ltd.	4,923	37,464
National Oilwell Varco, Inc.	5,975	231,053
Newfield Exploration Co. *	3,161	94,198
Noble Energy, Inc.	7,501	253,759
Oceaneering International, Inc.	1,477	31,371
ONEOK, Inc.	6,079	366,077
Parsley Energy, Inc., Class A *	3,649	109,579
Patterson-UTI Energy, Inc.	3,257	69,765
PBF Energy, Inc., Class A	1,720	65,928
QEP Resources, Inc. *	3,820	46,528
Range Resources Corp.	3,598	49,832
RPC, Inc.	951	17,128
RSP Permian, Inc. *	2,074	102,891
SM Energy Co.	1,701	40,739
Southwestern Energy Co. *	9,080	37,228
Targa Resources Corp.	3,318	155,846
The Williams Cos., Inc.	12,890	331,660
Transocean Ltd. *	6,673	82,545
Weatherford International plc *	14,162	41,778
Whiting Petroleum Corp. *	1,386	56,577
World Fuel Services Corp.	1,048	22,501
WPX Energy, Inc. *	6,146	105,035
		6,658,349

Food & Staples Retailing 0.2%
Casey's General Stores, Inc.	588	56,801
Rite Aid Corp. *	16,769	28,004
Security	Number of Shares	Value ($)
Sprouts Farmers Market, Inc. *	2,030	50,811
U.S. Foods Holding Corp. *	3,187	108,932
		244,548

Food, Beverage & Tobacco 2.9%
Brown-Forman Corp., Class A	850	45,365
Brown-Forman Corp., Class B	3,674	205,891
Bunge Ltd.	2,183	157,678
Campbell Soup Co.	2,725	111,125
ConAgra Brands, Inc.	6,019	223,124
Dr Pepper Snapple Group, Inc.	2,808	336,848
Flowers Foods, Inc.	2,737	61,884
Hormel Foods Corp.	4,241	153,736
Ingredion, Inc.	1,126	136,347
Kellogg Co.	3,823	225,175
Lamb Weston Holdings, Inc.	2,293	149,779
McCormick & Co., Inc. - Non Voting Shares	1,909	201,228
Molson Coors Brewing Co., Class B	2,719	193,702
Pilgrim's Pride Corp. *	869	18,770
Pinnacle Foods, Inc.	1,838	111,015
Post Holdings, Inc. *	996	79,252
Seaboard Corp.	4	16,028
The Hain Celestial Group, Inc. *	1,527	44,482
The Hershey Co.	2,165	199,050
The JM Smucker Co.	1,718	195,989
TreeHouse Foods, Inc. *	840	32,340
Tyson Foods, Inc., Class A	4,335	303,883
		3,202,691

Health Care Equipment & Services 5.2%
ABIOMED, Inc. *	642	193,210
Acadia Healthcare Co., Inc. *	1,233	43,870
Align Technology, Inc. *	1,236	308,815
AmerisourceBergen Corp.	2,501	226,541
athenahealth, Inc. *	606	74,217
Brookdale Senior Living, Inc. *	2,903	21,018
Cardinal Health, Inc.	4,975	319,246
Centene Corp. *	2,647	287,411
Cerner Corp. *	4,493	261,717
DaVita, Inc. *	2,274	142,784
DENTSPLY SIRONA, Inc.	3,557	179,059
DexCom, Inc. *	1,346	98,500
Edwards Lifesciences Corp. *	3,258	414,939
Envision Healthcare Corp. *	1,877	69,768
Henry Schein, Inc. *	2,445	185,820
Hill-Rom Holdings, Inc.	1,023	87,804
Hologic, Inc. *	4,316	167,418
IDEXX Laboratories, Inc. *	1,347	261,978
Laboratory Corp. of America Holdings *	1,588	271,151
LifePoint Health, Inc. *	557	26,680
MEDNAX, Inc. *	1,416	65,009
Patterson Cos., Inc.	1,269	29,542
Premier, Inc., Class A *	868	28,635
Quest Diagnostics, Inc.	2,139	216,467
ResMed, Inc.	2,201	208,303
STERIS plc	1,318	124,577
Teleflex, Inc.	711	190,463
The Cooper Cos., Inc.	764	174,734
Universal Health Services, Inc., Class B	1,345	153,599
Varian Medical Systems, Inc. *	1,423	164,485
Veeva Systems, Inc., Class A *	1,729	121,255
WellCare Health Plans, Inc. *	693	142,176
West Pharmaceutical Services, Inc.	1,131	99,765
Zimmer Biomet Holdings, Inc.	3,146	362,325
		5,723,281

69
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.8%
Church & Dwight Co., Inc.	3,890	179,718
Coty, Inc., Class A	7,314	126,898
Edgewell Personal Care Co. *	833	36,694
Energizer Holdings, Inc.	911	52,255
Herbalife Nutrition Ltd. *	1,010	106,788
Nu Skin Enterprises, Inc., Class A	788	56,066
Spectrum Brands Holdings, Inc.	393	28,335
The Clorox Co.	2,016	236,275
		823,029

Insurance 4.5%
Alleghany Corp.	233	133,898
American Financial Group, Inc.	1,083	122,617
American National Insurance Co.	111	13,394
Arch Capital Group Ltd. *	1,909	152,968
Arthur J. Gallagher & Co.	2,790	195,272
Aspen Insurance Holdings Ltd.	942	39,988
Assurant, Inc.	829	76,948
Assured Guaranty Ltd.	1,819	66,012
Athene Holding Ltd., Class A *	1,827	89,523
Axis Capital Holdings Ltd.	1,274	74,784
Brown & Brown, Inc.	3,584	97,592
Cincinnati Financial Corp.	2,410	169,519
CNA Financial Corp.	434	21,900
Erie Indemnity Co., Class A	372	43,438
Everest Re Group Ltd.	631	146,815
First American Financial Corp.	1,696	86,683
FNF Group	4,088	150,561
Lincoln National Corp.	3,402	240,317
Loews Corp.	4,333	227,309
Markel Corp. *	214	241,829
Mercury General Corp.	412	18,841
Old Republic International Corp.	3,783	77,173
Principal Financial Group, Inc.	4,152	245,881
ProAssurance Corp.	863	40,820
Reinsurance Group of America, Inc.	1,005	150,147
RenaissanceRe Holdings Ltd.	620	84,345
The Hanover Insurance Group, Inc.	679	77,983
The Hartford Financial Services Group, Inc.	5,530	297,735
The Progressive Corp.	9,086	547,795
Torchmark Corp.	1,781	154,484
Unum Group	3,472	167,975
Validus Holdings Ltd.	1,200	81,324
W. R. Berkley Corp.	1,470	109,603
White Mountains Insurance Group Ltd.	57	49,322
Willis Towers Watson plc	1,949	289,446
XL Group Ltd.	3,925	218,191
		5,002,432

Materials 5.6%
Albemarle Corp.	1,739	168,613
Alcoa Corp. *	2,882	147,558
AptarGroup, Inc.	952	89,012
Ardagh Group S.A.	205	4,166
Ashland Global Holdings, Inc.	958	63,400
Avery Dennison Corp.	1,401	146,839
Axalta Coating Systems Ltd. *	3,304	102,094
Ball Corp.	5,409	216,847
Bemis Co., Inc.	1,444	62,482
Berry Global Group, Inc. *	2,030	111,650
Cabot Corp.	915	51,112
Celanese Corp., Series A	2,140	232,554
CF Industries Holdings, Inc.	3,641	141,271
Crown Holdings, Inc. *	2,019	100,627
Security	Number of Shares	Value ($)
Domtar Corp.	943	41,398
Eagle Materials, Inc.	722	71,449
Eastman Chemical Co.	2,249	229,578
FMC Corp.	2,093	166,875
Freeport-McMoRan, Inc.	21,266	323,456
Graphic Packaging Holding Co.	4,735	67,710
Huntsman Corp.	3,133	93,269
International Flavors & Fragrances, Inc.	1,245	175,869
International Paper Co.	6,410	330,500
Martin Marietta Materials, Inc.	974	189,706
NewMarket Corp.	119	45,166
Newmont Mining Corp.	8,317	326,775
Nucor Corp.	5,030	309,949
Olin Corp.	2,608	78,736
Owens-Illinois, Inc. *	2,533	51,496
Packaging Corp. of America	1,464	169,370
Platform Specialty Products Corp. *	3,392	34,157
Reliance Steel & Aluminum Co.	1,106	97,240
Royal Gold, Inc.	1,009	89,599
RPM International, Inc.	2,024	97,759
Sealed Air Corp.	2,759	120,982
Silgan Holdings, Inc.	1,158	32,505
Sonoco Products Co.	1,523	78,221
Southern Copper Corp.	1,266	66,857
Steel Dynamics, Inc.	3,574	160,151
Tahoe Resources, Inc.	4,792	24,104
The Chemours Co.	2,885	139,663
The Mosaic Co.	5,497	148,144
The Scotts Miracle-Gro Co.	656	54,828
United States Steel Corp.	2,754	93,168
Valvoline, Inc.	3,092	62,706
Vulcan Materials Co.	2,075	231,757
W.R. Grace & Co.	1,073	73,436
Westlake Chemical Corp.	570	60,973
WestRock Co.	3,922	232,025
		6,207,802

Media 1.8%
AMC Networks, Inc., Class A *	751	39,052
Cable One, Inc.	71	45,094
Cinemark Holdings, Inc.	1,669	65,375
Discovery, Inc., Class A *	2,318	54,821
Discovery, Inc., Class C *	4,634	102,967
GCI Liberty, Inc., Class A *	1,496	66,722
John Wiley & Sons, Inc., Class A	700	46,165
Liberty Broadband Corp., Class A *	431	30,377
Liberty Broadband Corp., Class C *	1,612	114,275
Liberty Media Corp. - Liberty Formula One, Class A *	412	11,581
Liberty Media Corp. - Liberty Formula One, Class C *	2,949	87,054
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,443	60,274
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,789	116,190
Lions Gate Entertainment Corp., Class A	757	18,842
Lions Gate Entertainment Corp., Class B	1,631	37,546
Live Nation Entertainment, Inc. *	2,081	82,137
News Corp., Class A	6,031	96,375
News Corp., Class B	1,812	29,445
Omnicom Group, Inc.	3,608	265,765
Sirius XM Holdings, Inc.	22,373	141,621
TEGNA, Inc.	3,435	36,308
The Interpublic Group of Cos., Inc.	6,038	142,436
The Madison Square Garden Co., Class A *	290	70,476
Tribune Media Co., Class A	1,219	46,066

70
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Viacom, Inc., Class A	182	6,470
Viacom, Inc., Class B	5,433	163,859
		1,977,293

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
ACADIA Pharmaceuticals, Inc. *	1,561	24,679
Agilent Technologies, Inc.	5,016	329,752
Agios Pharmaceuticals, Inc. *	755	63,352
Akorn, Inc. *	1,455	20,996
Alkermes plc *	2,398	106,159
Alnylam Pharmaceuticals, Inc. *	1,353	127,899
Bio-Rad Laboratories, Inc., Class A *	326	82,709
Bio-Techne Corp.	577	87,075
BioMarin Pharmaceutical, Inc. *	2,715	226,730
Bruker Corp.	1,588	46,894
Charles River Laboratories International, Inc. *	718	74,808
Endo International plc *	3,445	19,740
Exelixis, Inc. *	4,614	96,064
Illumina, Inc. *	2,286	550,766
Incyte Corp. *	2,698	167,114
Intercept Pharmaceuticals, Inc. *	272	18,499
Intrexon Corp. *	1,004	18,253
Ionis Pharmaceuticals, Inc. *	1,909	82,144
IQVIA Holdings, Inc. *	2,502	239,592
Mallinckrodt plc *	1,450	18,850
Mettler-Toledo International, Inc. *	392	219,493
Mylan N.V. *	8,374	324,576
Neurocrine Biosciences, Inc. *	1,398	113,350
OPKO Health, Inc. *	5,610	17,054
PerkinElmer, Inc.	1,690	123,978
Perrigo Co., plc	2,075	162,141
QIAGEN N.V. *	3,492	114,223
Seattle Genetics, Inc. *	1,645	84,208
TESARO, Inc. *	597	30,393
United Therapeutics Corp. *	667	73,443
Waters Corp. *	1,203	226,657
Zoetis, Inc.	7,673	640,542
		4,532,133

Real Estate 9.0%
Alexandria Real Estate Equities, Inc.	1,566	195,077
American Campus Communities, Inc.	2,140	83,695
American Homes 4 Rent, Class A	3,686	74,457
Apartment Investment & Management Co., Class A	2,494	101,256
Apple Hospitality REIT, Inc.	3,189	57,370
AvalonBay Communities, Inc.	2,144	349,472
Boston Properties, Inc.	2,403	291,748
Brandywine Realty Trust	2,707	43,610
Brixmor Property Group, Inc.	4,757	70,832
Camden Property Trust	1,431	122,207
CBRE Group, Inc., Class A *	4,591	208,018
Colony NorthStar, Inc., Class A	8,637	52,772
Columbia Property Trust, Inc.	1,973	42,143
CoreCivic, Inc.	1,784	35,965
CoreSite Realty Corp.	528	54,965
Corporate Office Properties Trust	1,565	43,053
CubeSmart	2,795	82,285
CyrusOne, Inc.	1,383	74,115
DCT Industrial Trust, Inc.	1,435	94,093
DDR Corp.	4,738	34,351
Digital Realty Trust, Inc.	3,181	336,200
Douglas Emmett, Inc.	2,545	94,852
Duke Realty Corp.	5,539	150,107
Empire State Realty Trust, Inc., Class A	1,909	33,255
EPR Properties	964	53,039
Security	Number of Shares	Value ($)
Equity Commonwealth *	1,953	60,523
Equity LifeStyle Properties, Inc.	1,284	114,481
Essex Property Trust, Inc.	1,021	244,724
Extra Space Storage, Inc.	1,905	170,669
Federal Realty Investment Trust	1,125	130,331
Forest City Realty Trust, Inc., Class A	3,911	78,455
Gaming & Leisure Properties, Inc.	3,093	105,997
GGP, Inc.	9,594	191,784
HCP, Inc.	7,313	170,832
Healthcare Trust of America, Inc., Class A	3,118	77,919
Highwoods Properties, Inc.	1,555	68,451
Hospitality Properties Trust	2,562	63,743
Host Hotels & Resorts, Inc.	11,403	223,043
Hudson Pacific Properties, Inc.	2,426	79,743
Invitation Homes, Inc.	4,638	107,323
Iron Mountain, Inc.	4,423	150,117
JBG SMITH Properties	1,310	48,300
Jones Lang LaSalle, Inc.	711	120,522
Kilroy Realty Corp.	1,499	107,433
Kimco Realty Corp.	6,535	94,823
Lamar Advertising Co., Class A	1,282	81,676
Liberty Property Trust	2,330	97,441
Life Storage, Inc.	704	62,262
Medical Properties Trust, Inc.	5,623	71,862
Mid-America Apartment Communities, Inc.	1,779	162,707
National Retail Properties, Inc.	2,412	91,752
Omega Healthcare Investors, Inc.	3,089	80,252
Outfront Media, Inc.	2,190	41,063
Paramount Group, Inc.	3,198	45,891
Park Hotels & Resorts, Inc.	2,771	79,749
Piedmont Office Realty Trust, Inc., Class A	2,290	41,037
Prologis, Inc.	8,266	536,546
Rayonier, Inc.	1,978	73,562
Realogy Holdings Corp.	2,025	50,240
Realty Income Corp.	4,406	222,547
Regency Centers Corp.	2,336	137,474
Retail Properties of America, Inc., Class A	3,478	40,136
SBA Communications Corp. *	1,816	290,978
Senior Housing Properties Trust	3,620	56,363
SL Green Realty Corp.	1,422	138,986
Spirit Realty Capital, Inc.	7,096	57,123
STORE Capital Corp.	2,655	66,986
Sun Communities, Inc.	1,217	114,215
Tanger Factory Outlet Centers, Inc.	1,486	32,618
Taubman Centers, Inc.	918	51,390
The Howard Hughes Corp. *	560	75,768
The Macerich Co.	2,133	122,903
UDR, Inc.	4,183	151,215
Uniti Group, Inc.	2,597	46,798
Ventas, Inc.	5,583	287,078
VEREIT, Inc.	15,594	106,039
VICI Properties, Inc.	4,322	78,574
Vornado Realty Trust	2,680	182,320
Weingarten Realty Investors	1,906	52,358
Welltower, Inc.	5,783	309,044
Weyerhaeuser Co.	11,695	430,142
WP Carey, Inc.	1,667	106,438
		9,861,683

Retailing 4.8%
Advance Auto Parts, Inc.	1,113	127,383
AutoNation, Inc. *	902	41,663
AutoZone, Inc. *	429	267,919
Bed Bath & Beyond, Inc.	2,192	38,272
Best Buy Co., Inc.	3,914	299,538
Burlington Stores, Inc. *	1,062	144,273
CarMax, Inc. *	2,827	176,687

71
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See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	1,219	40,337
Dollar General Corp.	4,279	413,052
Dollar Tree, Inc. *	3,596	344,820
Expedia Group, Inc.	1,911	220,033
Floor & Decor Holdings, Inc., Class A *	447	24,849
Foot Locker, Inc.	1,888	81,335
GameStop Corp., Class A	1,650	22,523
Genuine Parts Co.	2,249	198,632
Kohl's Corp.	2,630	163,376
L Brands, Inc.	3,736	130,424
Liberty Expedia Holdings, Inc., Class A *	810	33,048
LKQ Corp. *	4,768	147,903
Macy's, Inc.	4,760	147,893
Murphy USA, Inc. *	481	30,096
Nordstrom, Inc.	1,826	92,323
O'Reilly Automotive, Inc. *	1,302	333,403
Penske Automotive Group, Inc.	587	26,474
Pool Corp.	604	83,841
Qurate Retail Group, Inc. QVC Group, Class A *	6,943	162,536
Ross Stores, Inc.	5,937	480,006
Sally Beauty Holdings, Inc. *	1,925	33,283
Signet Jewelers Ltd.	921	35,808
The Gap, Inc.	3,698	108,130
The Michaels Cos., Inc. *	1,758	32,734
Tiffany & Co.	1,694	174,194
Tractor Supply Co.	1,945	132,260
TripAdvisor, Inc. *	1,721	64,400
Ulta Salon, Cosmetics & Fragrance, Inc. *	908	227,826
Urban Outfitters, Inc. *	1,219	49,089
Wayfair, Inc., Class A *	598	37,255
Williams-Sonoma, Inc.	1,347	64,387
		5,232,005

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	13,083	142,343
Analog Devices, Inc.	5,808	507,329
Cavium, Inc. *	1,045	78,385
Cypress Semiconductor Corp.	5,072	73,950
First Solar, Inc. *	1,282	90,907
KLA-Tencor Corp.	2,475	251,807
Lam Research Corp.	2,561	473,939
Marvell Technology Group Ltd.	6,156	123,489
Maxim Integrated Products, Inc.	4,392	239,364
Microchip Technology, Inc.	3,552	297,160
Microsemi Corp. *	1,812	117,218
ON Semiconductor Corp. *	6,582	145,331
Qorvo, Inc. *	1,995	134,463
Skyworks Solutions, Inc.	2,847	247,006
Teradyne, Inc.	3,024	98,431
Universal Display Corp.	649	57,144
Versum Materials, Inc.	1,760	61,917
Xilinx, Inc.	3,977	255,482
		3,395,665

Software & Services 9.9%
Akamai Technologies, Inc. *	2,570	184,140
Alliance Data Systems Corp.	754	153,100
Amdocs Ltd.	2,241	150,707
ANSYS, Inc. *	1,348	217,918
Atlassian Corp. plc, Class A *	1,406	78,708
Autodesk, Inc. *	3,263	410,812
Black Knight, Inc. *	1,953	95,013
Booz Allen Hamilton Holding Corp.	2,229	88,335
Broadridge Financial Solutions, Inc.	1,842	197,481
CA, Inc.	4,964	172,747
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	4,365	174,862
CDK Global, Inc.	1,925	125,587
Citrix Systems, Inc. *	2,384	245,337
Conduent, Inc. *	3,063	59,606
CoreLogic, Inc. *	1,311	64,895
Dell Technologies, Inc., Class V *	3,105	222,846
DXC Technology Co.	4,438	457,380
Euronet Worldwide, Inc. *	774	60,457
Fidelity National Information Services, Inc.	5,166	490,615
FireEye, Inc. *	2,745	49,547
First Data Corp., Class A *	7,298	132,094
Fiserv, Inc. *	6,531	462,787
FleetCor Technologies, Inc. *	1,384	286,876
Fortinet, Inc. *	2,248	124,449
Gartner, Inc. *	1,381	167,501
Genpact Ltd.	2,376	75,771
Global Payments, Inc.	2,382	269,285
GoDaddy, Inc., Class A *	1,941	125,311
Guidewire Software, Inc. *	1,168	98,836
IAC/InterActiveCorp *	1,080	175,111
Jack Henry & Associates, Inc.	1,215	145,168
Leidos Holdings, Inc.	2,246	144,261
LogMeIn, Inc.	813	89,593
Manhattan Associates, Inc. *	1,049	45,170
Match Group, Inc. *	557	26,246
Nuance Communications, Inc. *	4,510	66,387
Pandora Media, Inc. *	3,945	22,131
Paychex, Inc.	5,041	305,333
PTC, Inc. *	1,810	149,054
Red Hat, Inc. *	2,784	453,959
Sabre Corp.	3,435	70,898
ServiceNow, Inc. *	2,674	444,258
Splunk, Inc. *	2,213	227,164
Square, Inc., Class A *	3,828	181,218
SS&C Technologies Holdings, Inc.	3,029	150,390
Switch, Inc., Class A	556	7,923
Symantec Corp.	9,625	267,479
Synopsys, Inc. *	2,316	198,041
Tableau Software, Inc., Class A *	999	84,965
Take-Two Interactive Software, Inc. *	1,723	171,800
Teradata Corp. *	1,876	76,766
The Ultimate Software Group, Inc. *	442	106,045
The Western Union Co.	7,075	139,731
Total System Services, Inc.	2,831	237,974
Twitter, Inc. *	10,622	321,953
Tyler Technologies, Inc. *	540	118,217
VeriSign, Inc. *	1,344	157,812
WEX, Inc. *	608	98,447
Workday, Inc., Class A *	2,121	264,786
Worldpay, Inc., Class A *	4,503	365,734
Zillow Group, Inc., Class A *	799	38,648
Zillow Group, Inc., Class C *	1,698	82,336
Zynga, Inc., Class A *	11,951	41,231
		10,919,232

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	4,653	389,503
Arista Networks, Inc. *	836	221,164
ARRIS International plc *	2,752	74,304
Arrow Electronics, Inc. *	1,379	103,066
Avnet, Inc.	1,869	73,321
CDW Corp.	2,342	166,961
Cognex Corp.	2,616	120,990
Coherent, Inc. *	374	62,914
CommScope Holding Co., Inc. *	2,902	110,914
Dolby Laboratories, Inc., Class A	888	53,120
EchoStar Corp., Class A *	711	37,356

72
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
F5 Networks, Inc. *	977	159,339
FLIR Systems, Inc.	2,179	116,685
IPG Photonics Corp. *	551	117,380
Jabil, Inc.	2,684	71,394
Juniper Networks, Inc.	5,796	142,524
Keysight Technologies, Inc. *	2,952	152,559
Motorola Solutions, Inc.	2,577	283,032
National Instruments Corp.	1,620	66,242
NCR Corp. *	1,924	59,202
NetApp, Inc.	4,163	277,173
Palo Alto Networks, Inc. *	1,397	268,937
Trimble, Inc. *	3,897	134,836
Western Digital Corp.	4,647	366,137
Xerox Corp.	3,614	113,660
Zebra Technologies Corp., Class A *	823	110,965
		3,853,678

Telecommunication Services 0.4%
CenturyLink, Inc.	14,972	278,180
Telephone & Data Systems, Inc.	1,504	41,104
United States Cellular Corp. *	218	8,626
Zayo Group Holdings, Inc. *	2,916	105,851
		433,761

Transportation 2.0%
Alaska Air Group, Inc.	1,867	121,224
AMERCO	78	26,327
American Airlines Group, Inc.	6,802	292,010
C.H. Robinson Worldwide, Inc.	2,168	199,521
Copa Holdings S.A., Class A	481	56,359
Expeditors International of Washington, Inc.	2,776	177,275
Genesee & Wyoming, Inc., Class A *	953	67,854
JB Hunt Transport Services, Inc.	1,350	158,530
JetBlue Airways Corp. *	4,979	95,547
Kansas City Southern	1,616	172,314
Kirby Corp. *	838	71,481
Landstar System, Inc.	666	67,699
Macquarie Infrastructure Corp.	1,219	46,200
Old Dominion Freight Line, Inc.	946	126,632
Ryder System, Inc.	812	54,753
Spirit Airlines, Inc. *	1,078	38,506
United Continental Holdings, Inc. *	4,229	285,627
XPO Logistics, Inc. *	1,862	180,912
		2,238,771

Utilities 5.8%
AES Corp.	10,195	124,787
Alliant Energy Corp.	3,669	157,584
Ameren Corp.	3,782	221,701
American Water Works Co., Inc.	2,788	241,385
Aqua America, Inc.	2,726	95,819
Atmos Energy Corp.	1,675	145,541
Avangrid, Inc.	924	48,704
CenterPoint Energy, Inc.	6,752	171,028
CMS Energy Corp.	4,345	205,041
Consolidated Edison, Inc.	4,892	391,996
DTE Energy Co.	2,806	295,752
Edison International	4,988	326,814
Entergy Corp.	2,798	228,289
Eversource Energy	4,997	301,069
FirstEnergy Corp.	6,903	237,463
Great Plains Energy, Inc.	3,345	109,482
Hawaiian Electric Industries, Inc.	1,706	59,181
MDU Resources Group, Inc.	3,065	86,341
National Fuel Gas Co.	1,270	65,214
Security	Number of Shares	Value ($)
NiSource, Inc.	5,224	127,413
NRG Energy, Inc.	4,658	144,398
OGE Energy Corp.	3,091	101,601
Pinnacle West Capital Corp.	1,725	138,862
PPL Corp.	10,792	314,047
Public Service Enterprise Group, Inc.	7,907	412,350
SCANA Corp.	2,051	75,415
Sempra Energy	3,925	438,815
UGI Corp.	2,672	129,298
Vectren Corp.	1,291	90,719
Vistra Energy Corp. *	5,134	117,312
WEC Energy Group, Inc.	4,951	318,250
Westar Energy, Inc.	2,176	117,896
Xcel Energy, Inc.	7,996	374,533
		6,414,100
Total Common Stock
(Cost $113,264,678)		109,744,055

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (a)	315,486	315,486
Total Other Investment Company
(Cost $315,486)		315,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 06/15/18	2	374,420	(3,324)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

73
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 6.5%
AGL Energy Ltd.	199,738	3,255,219
Alumina Ltd.	765,466	1,506,723
Amcor Ltd.	347,589	3,581,894
AMP Ltd.	869,213	2,631,253
APA Group	371,850	2,327,858
Aristocrat Leisure Ltd.	163,123	3,272,341
ASX Ltd.	60,152	2,644,448
Aurizon Holdings Ltd.	592,955	1,995,437
AusNet Services	540,546	697,782
Australia & New Zealand Banking Group Ltd.	879,777	17,685,440
Bank of Queensland Ltd.	109,164	822,475
Bendigo & Adelaide Bank Ltd.	146,452	1,165,642
BHP Billiton Ltd.	955,969	22,302,037
BlueScope Steel Ltd.	173,686	2,134,505
Boral Ltd.	359,961	1,852,462
Brambles Ltd.	476,511	3,525,788
Caltex Australia Ltd.	74,256	1,726,805
Challenger Ltd.	173,116	1,399,636
CIMIC Group Ltd.	25,510	868,073
Coca-Cola Amatil Ltd.	149,082	1,040,609
Cochlear Ltd.	17,003	2,474,440
Commonwealth Bank of Australia	523,009	28,161,119
Computershare Ltd.	132,619	1,687,118
Crown Resorts Ltd.	106,681	1,035,438
CSL Ltd.	135,536	17,360,675
Dexus	292,599	2,080,831
Domino's Pizza Enterprises Ltd.	20,589	651,789
Flight Centre Travel Group Ltd.	17,631	738,592
Fortescue Metals Group Ltd.	444,197	1,507,100
Goodman Group	520,106	3,538,559
Harvey Norman Holdings Ltd.	132,814	350,095
Healthscope Ltd.	509,967	929,126
Incitec Pivot Ltd.	512,490	1,458,402
Insurance Australia Group Ltd.	714,928	4,232,315
James Hardie Industries plc	132,825	2,345,614
LendLease Group	168,764	2,263,356
Macquarie Group Ltd.	96,151	7,830,369
Medibank Pvt Ltd.	791,002	1,738,430
Mirvac Group	1,047,120	1,757,255
National Australia Bank Ltd.	803,132	17,459,315
Newcrest Mining Ltd.	232,880	3,691,135
Oil Search Ltd.	438,852	2,581,795
Orica Ltd.	114,696	1,708,868
Origin Energy Ltd. *	512,791	3,743,771
QBE Insurance Group Ltd.	408,139	3,048,218
Ramsay Health Care Ltd.	42,143	2,048,810
REA Group Ltd.	15,509	938,942
Rio Tinto Ltd.	126,507	7,528,957
Santos Ltd. *	569,432	2,622,696
Scentre Group	1,610,278	4,867,082
SEEK Ltd.	102,745	1,494,512
Sonic Healthcare Ltd.	121,219	2,149,241
South32 Ltd.	1,526,061	4,234,851
Stockland	749,775	2,330,607
Security	Number of Shares	Value ($)
Suncorp Group Ltd.	386,392	4,063,954
Sydney Airport	318,751	1,706,619
Tabcorp Holdings Ltd.	550,772	1,811,128
Telstra Corp., Ltd.	1,257,299	2,989,382
The GPT Group	540,080	1,958,389
TPG Telecom Ltd. (a)	91,430	383,510
Transurban Group	674,162	5,874,443
Treasury Wine Estates Ltd.	215,036	3,071,571
Vicinity Centres	1,008,320	1,846,208
Wesfarmers Ltd.	341,654	11,240,274
Westfield Corp.	579,082	4,001,559
Westpac Banking Corp.	1,023,790	21,991,461
Woodside Petroleum Ltd.	283,352	6,866,608
Woolworths Group Ltd.	388,839	8,132,869
		294,963,825

Austria 0.3%
ANDRITZ AG	23,429	1,259,344
Erste Group Bank AG *	92,285	4,512,885
OMV AG	45,226	2,801,073
Raiffeisen Bank International AG *	44,363	1,497,520
voestalpine AG	32,803	1,730,595
		11,801,417

Belgium 1.0%
Ageas	56,819	3,039,391
Anheuser-Busch InBev S.A./N.V.	227,489	22,597,289
Colruyt S.A.	17,161	965,671
Groupe Bruxelles Lambert S.A.	23,193	2,651,121
KBC Group N.V.	73,833	6,419,041
Proximus (a)	46,393	1,421,674
Solvay S.A.	22,442	3,121,015
Telenet Group Holding N.V. *	14,963	874,433
UCB S.A.	38,915	2,930,847
Umicore S.A.	63,235	3,517,038
		47,537,520

Denmark 1.7%
AP Moeller - Maersk A/S, Series A	1,148	1,752,201
AP Moeller - Maersk A/S, Series B	1,941	3,109,472
Carlsberg A/S, Class B	32,740	3,661,370
Chr. Hansen Holding A/S	28,356	2,570,441
Coloplast A/S, Class B	36,034	3,052,570
Danske Bank A/S	221,636	7,713,405
DSV A/S	54,811	4,340,797
Genmab A/S *	17,471	3,527,363
H. Lundbeck A/S	21,843	1,265,401
ISS A/S	51,329	1,790,055
Novo Nordisk A/S, Class B	556,088	26,151,659
Novozymes A/S, B Shares	67,297	3,163,825
Orsted A/S	56,635	3,728,597
Pandora A/S	31,413	3,489,639
TDC A/S *	245,593	1,999,869
Tryg A/S	37,042	876,734

74
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vestas Wind Systems A/S	65,416	4,231,880
William Demant Holding A/S *	32,903	1,282,285
		77,707,563

Finland 1.0%
Elisa Oyj	42,864	1,894,694
Fortum Oyj	132,598	3,050,123
Kone Oyj, Class B	102,951	5,113,100
Metso Oyj	31,592	1,122,791
Neste Oyj	38,288	3,224,099
Nokia Oyj	1,750,603	10,503,992
Nokian Renkaat Oyj	34,727	1,389,491
Orion Oyj, Class B	31,972	969,731
Sampo Oyj, A Shares	131,972	7,137,262
Stora Enso Oyj, R Shares	167,700	3,307,816
UPM-Kymmene Oyj	156,222	5,574,250
Wartsila Oyj Abp	129,164	2,742,450
		46,029,799

France 11.0%
Accor S.A.	57,802	3,267,077
Aeroports de Paris	9,088	2,000,478
Air Liquide S.A.	127,783	16,608,763
Airbus SE	174,603	20,495,439
Alstom S.A.	48,031	2,186,776
Amundi S.A.	17,635	1,499,764
ArcelorMittal *	199,325	6,755,852
Arkema S.A.	20,323	2,662,202
Atos SE	27,615	3,728,025
AXA S.A.	578,118	16,533,385
BioMerieux	12,114	957,650
BNP Paribas S.A.	337,635	26,065,171
Bollore S.A.	249,604	1,240,562
Bollore S.A. *	1,185	5,851
Bouygues S.A.	64,716	3,300,847
Bureau Veritas S.A.	74,991	1,960,850
Capgemini SE	47,908	6,590,499
Carrefour S.A.	174,286	3,575,895
Casino Guichard Perrachon S.A. (a)	17,163	890,272
CNP Assurances	53,221	1,363,189
Compagnie de Saint-Gobain	149,829	7,839,205
Compagnie Generale des Etablissements Michelin	51,053	7,179,219
Credit Agricole S.A.	347,227	5,717,908
Danone S.A.	179,621	14,550,341
Dassault Aviation S.A.	742	1,479,431
Dassault Systemes S.A.	38,908	5,042,085
Edenred	69,319	2,388,071
Eiffage S.A.	22,836	2,718,205
Electricite de France S.A.	175,236	2,459,210
Engie S.A.	552,908	9,698,824
Essilor International S.A.	62,319	8,512,067
Eurazeo S.A.	12,324	1,082,500
Eurofins Scientific SE	3,408	1,838,266
Eutelsat Communications S.A.	49,489	1,071,783
Faurecia S.A.	23,802	1,943,644
Fonciere Des Regions	8,593	961,029
Gecina S.A.	14,698	2,547,902
Getlink	145,268	2,050,725
Hermes International	9,596	6,205,155
ICADE	9,509	944,951
Iliad S.A.	7,842	1,570,777
Imerys S.A.	10,729	979,263
Ingenico Group S.A.	17,241	1,508,123
Ipsen S.A.	11,639	1,883,966
JCDecaux S.A.	20,941	750,444
Security	Number of Shares	Value ($)
Kering S.A.	22,734	13,151,525
Klepierre S.A. (a)	68,292	2,795,107
L'Oreal S.A.	75,161	18,097,990
Lagardere S.C.A.	32,494	929,364
Legrand S.A.	78,695	6,123,487
LVMH Moet Hennessy Louis Vuitton SE	83,747	29,144,945
Natixis S.A.	282,142	2,317,216
Orange S.A.	601,810	10,940,677
Pernod-Ricard S.A.	63,021	10,466,899
Peugeot S.A.	175,089	4,311,317
Publicis Groupe S.A.	62,254	4,655,349
Remy Cointreau S.A.	6,739	928,453
Renault S.A.	57,836	6,268,353
Rexel S.A.	89,056	1,380,524
Safran S.A.	98,934	11,603,972
Sanofi (a)	341,304	26,984,266
Schneider Electric SE *	170,802	15,482,241
SCOR SE	52,990	2,148,907
SEB S.A.	6,378	1,222,050
SES S.A.	107,560	1,659,527
Societe BIC S.A.	8,402	856,851
Societe Generale S.A.	229,263	12,547,276
Sodexo S.A.	26,450	2,619,299
STMicroelectronics N.V.	190,256	4,154,292
Suez	110,980	1,600,508
Teleperformance	17,851	2,868,697
Thales S.A.	32,631	4,136,262
TOTAL S.A.	719,045	45,193,191
UbiSoft Entertainment S.A. *	23,224	2,219,007
Unibail-Rodamco SE	29,470	7,074,857
Valeo S.A.	70,702	4,727,080
Veolia Environnement S.A.	145,056	3,431,823
Vinci S.A.	152,107	15,208,212
Vivendi S.A.	307,646	8,113,158
Wendel S.A.	8,982	1,356,576
		501,330,899

Germany 9.0%
1&1 Drillisch AG	15,086	1,090,762
adidas AG	56,341	13,846,892
Allianz SE	134,144	31,728,249
Axel Springer SE	15,064	1,233,930
BASF SE	275,889	28,704,431
Bayer AG	248,103	29,653,160
Bayerische Motoren Werke AG	99,792	11,095,063
Beiersdorf AG	28,972	3,277,839
Brenntag AG	45,770	2,621,338
Commerzbank AG *	318,647	4,105,328
Continental AG	33,322	8,874,803
Covestro AG	48,269	4,385,954
Daimler AG	289,363	22,749,155
Deutsche Bank AG	620,334	8,480,793
Deutsche Boerse AG	57,713	7,761,764
Deutsche Lufthansa AG	69,757	2,027,502
Deutsche Post AG	291,811	12,665,883
Deutsche Telekom AG	996,331	17,439,393
Deutsche Wohnen SE	107,922	5,093,336
E.ON SE	667,983	7,314,251
Evonik Industries AG	45,458	1,615,130
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,152,402
Fresenius Medical Care AG & Co. KGaA	63,919	6,485,910
Fresenius SE & Co. KGaA	124,835	9,506,717
GEA Group AG	55,327	2,160,139
Hannover Rueck SE	18,147	2,548,665

75
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HeidelbergCement AG	44,169	4,319,157
Henkel AG & Co. KGaA	31,183	3,712,136
HOCHTIEF AG	5,934	1,082,762
Hugo Boss AG	18,186	1,704,859
Infineon Technologies AG	340,554	8,720,122
Innogy SE	41,996	1,845,311
K&S AG	58,005	1,703,586
KION Group AG	20,092	1,674,762
LANXESS AG	28,383	2,102,451
Linde AG *	55,508	12,296,980
MAN SE	10,696	1,232,846
Merck KGaA	37,861	3,698,648
METRO AG	48,701	704,562
MTU Aero Engines AG	15,459	2,659,113
Muenchener Rueckversicherungs-Gesellschaft AG	46,022	10,532,695
OSRAM Licht AG	29,799	1,713,171
ProSiebenSat.1 Media SE	69,504	2,521,470
QIAGEN N.V. *	68,504	2,240,864
RTL Group S.A.	11,632	957,191
RWE AG	156,638	3,743,919
SAP SE	294,859	32,760,481
Siemens AG	229,825	29,186,590
Siemens Healthineers AG *	45,000	1,754,431
Symrise AG	37,568	3,036,687
Telefonica Deutschland Holding AG	228,802	1,091,962
ThyssenKrupp AG	128,218	3,335,040
Uniper SE	56,741	1,754,384
United Internet AG	37,622	2,431,795
Volkswagen AG	10,286	2,094,221
Vonovia SE	144,335	7,231,878
Wirecard AG	34,881	4,719,434
Zalando SE *	33,487	1,723,128
		407,905,425

Hong Kong 3.6%
AIA Group Ltd.	3,610,800	32,270,432
ASM Pacific Technology Ltd.	98,000	1,342,927
BOC Hong Kong (Holdings) Ltd.	1,112,000	5,748,509
CK Asset Holdings Ltd.	773,525	6,677,813
CK Hutchison Holdings Ltd.	794,525	9,395,144
CK Infrastructure Holdings Ltd.	189,000	1,491,665
CLP Holdings Ltd.	490,580	5,094,220
First Pacific Co., Ltd.	493,250	252,578
Galaxy Entertainment Group Ltd.	713,000	6,240,621
Hang Lung Group Ltd.	279,000	842,723
Hang Lung Properties Ltd.	643,000	1,521,707
Hang Seng Bank Ltd.	229,736	5,819,192
Henderson Land Development Co., Ltd.	363,749	2,306,369
HK Electric Investments & HK Electric Investments Ltd.	958,000	891,032
HKT Trust & HKT Ltd.	1,082,000	1,423,571
Hong Kong & China Gas Co., Ltd.	2,502,753	5,229,366
Hong Kong Exchanges & Clearing Ltd.	355,018	11,500,638
Hongkong Land Holdings Ltd.	336,900	2,434,855
Hysan Development Co., Ltd.	167,000	971,969
Jardine Matheson Holdings Ltd.	64,700	3,917,824
Jardine Strategic Holdings Ltd.	63,900	2,418,317
Kerry Properties Ltd.	217,500	1,039,763
Kingston Financial Group Ltd. (a)	1,372,000	697,504
Li & Fung Ltd.	1,762,000	886,150
Link REIT	648,000	5,727,103
Security	Number of Shares	Value ($)
Melco Resorts & Entertainment Ltd. ADR	75,789	2,365,375
MGM China Holdings Ltd.	331,600	909,370
Minth Group Ltd.	212,000	1,006,601
MTR Corp., Ltd.	456,500	2,564,964
New World Development Co., Ltd.	1,774,713	2,602,652
NWS Holdings Ltd.	533,000	1,050,976
PCCW Ltd.	1,308,000	808,542
Power Assets Holdings Ltd.	406,500	3,027,263
Sands China Ltd.	709,200	4,098,734
Shangri-La Asia Ltd.	370,000	720,062
Sino Land Co., Ltd.	916,000	1,581,176
SJM Holdings Ltd.	572,000	572,931
Sun Hung Kai Properties Ltd.	433,604	6,982,946
Swire Pacific Ltd., Class A	148,590	1,468,264
Swire Properties Ltd.	351,600	1,248,000
Techtronic Industries Co., Ltd.	404,000	2,366,708
The Bank of East Asia Ltd.	380,616	1,671,311
The Wharf Holdings Ltd.	337,100	1,121,483
WH Group Ltd.	2,713,000	2,808,701
Wharf Real Estate Investment Co., Ltd.	371,100	2,782,414
Wheelock & Co., Ltd.	229,000	1,698,999
Wynn Macau Ltd.	435,600	1,609,698
Yue Yuen Industrial Holdings Ltd.	199,000	563,959
		161,773,121

Ireland 0.5%
AIB Group plc	232,842	1,389,591
Bank of Ireland Group plc	287,548	2,579,708
CRH plc	249,217	8,850,044
Kerry Group plc, Class A	46,977	4,793,635
Paddy Power Betfair plc	25,307	2,504,451
Ryanair Holdings plc *	43,580	812,318
		20,929,747

Israel 0.5%
Azrieli Group Ltd.	11,367	519,952
Bank Hapoalim B.M.	322,180	2,200,301
Bank Leumi Le-Israel B.M.	420,576	2,481,251
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	731,997
Check Point Software Technologies Ltd. *	40,377	3,896,784
Elbit Systems Ltd.	7,736	891,621
Frutarom Industries Ltd.	12,873	1,230,562
Israel Chemicals Ltd.	214,946	960,563
Mizrahi Tefahot Bank Ltd.	41,062	750,497
Mobileye N.V. *	54,411	3,438,775
Nice Ltd. *	17,942	1,699,785
Teva Pharmaceutical Industries Ltd. ADR	276,520	4,971,830
		23,773,918

Italy 2.5%
Assicurazioni Generali S.p.A.	370,124	7,468,714
Atlantia S.p.A.	137,304	4,544,739
CNH Industrial N.V.	307,748	3,786,700
Davide Campari-Milano S.p.A.	191,739	1,436,306
Enel S.p.A.	2,434,313	15,442,601
Eni S.p.A.	752,785	14,715,744
EXOR N.V.	34,003	2,519,067
Ferrari N.V.	36,092	4,427,651
Fiat Chrysler Automobiles N.V. *	323,398	7,185,505

76
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intesa Sanpaolo S.p.A.	4,033,664	15,343,875
Leonardo S.p.A.	121,486	1,403,722
Luxottica Group S.p.A.	52,486	3,274,367
Mediobanca S.p.A.	176,344	2,136,851
Poste Italiane S.p.A	150,533	1,469,729
Prysmian S.p.A.	65,083	1,913,247
Recordati S.p.A.	33,041	1,178,592
Snam S.p.A.	666,164	3,198,304
Telecom Italia S.p.A. *	3,539,034	3,491,279
Tenaris S.A.	142,098	2,663,093
Terna - Rete Elettrica Nationale S.p.A.	405,926	2,436,336
UniCredit S.p.A.	600,563	13,020,154
UnipolSai Assicurazioni S.p.A.	326,864	878,434
		113,935,010

Japan 23.9%
ABC-Mart, Inc.	11,880	782,942
Acom Co., Ltd.	138,100	625,197
Aeon Co., Ltd.	180,000	3,596,808
AEON Financial Service Co., Ltd.	33,100	775,337
Aeon Mall Co., Ltd.	38,200	772,458
Air Water, Inc.	44,100	851,923
Aisin Seiki Co., Ltd.	52,800	2,860,435
Ajinomoto Co., Inc.	159,200	2,916,938
Alfresa Holdings Corp.	63,800	1,407,687
Alps Electric Co., Ltd.	54,200	1,197,080
Amada Holdings Co., Ltd.	102,800	1,234,041
ANA Holdings, Inc.	35,800	1,417,110
Aozora Bank Ltd.	37,700	1,520,879
Asahi Glass Co., Ltd.	58,000	2,407,068
Asahi Group Holdings Ltd.	116,000	5,867,945
Asahi Kasei Corp.	377,000	5,183,836
Asics Corp.	47,000	888,139
Astellas Pharma, Inc.	612,350	8,956,375
Bandai Namco Holdings, Inc.	58,900	1,993,104
Benesse Holdings, Inc.	19,400	706,611
Bridgestone Corp.	196,957	8,233,313
Brother Industries Ltd.	70,200	1,505,760
Calbee, Inc.	26,800	902,490
Canon, Inc.	321,995	11,076,362
Casio Computer Co., Ltd.	65,000	968,196
Central Japan Railway Co.	43,000	8,616,529
Chubu Electric Power Co., Inc.	189,100	2,964,699
Chugai Pharmaceutical Co., Ltd.	67,100	3,538,812
Coca-Cola Bottlers Japan Holdings, Inc.	39,400	1,694,571
Concordia Financial Group Ltd.	351,300	2,042,366
Credit Saison Co., Ltd.	56,700	1,015,468
CYBERDYNE, Inc. *(a)	40,352	515,807
Dai Nippon Printing Co., Ltd.	74,600	1,606,305
Dai-ichi Life Holdings, Inc.	319,300	6,338,918
Daicel Corp.	87,700	1,011,904
Daifuku Co., Ltd.	31,000	1,657,191
Daiichi Sankyo Co., Ltd.	172,500	5,903,888
Daikin Industries Ltd.	74,100	8,656,048
Daito Trust Construction Co., Ltd.	20,700	3,454,104
Daiwa House Industry Co., Ltd.	166,300	6,080,135
Daiwa House REIT Investment Corp.	468	1,115,754
Daiwa Securities Group, Inc.	482,000	2,956,846
Dena Co., Ltd.	26,900	512,705
Denso Corp.	141,400	7,435,779
Dentsu, Inc.	67,000	3,173,974
Disco Corp.	8,400	1,472,337
Don Quijote Holdings Co., Ltd.	37,200	2,002,743
East Japan Railway Co.	98,360	9,449,243
Eisai Co., Ltd.	80,900	5,425,883
Security	Number of Shares	Value ($)
Electric Power Development Co., Ltd.	40,500	1,101,419
FamilyMart UNY Holdings Co., Ltd. (a)	24,800	2,413,831
Fanuc Corp.	57,600	12,338,521
Fast Retailing Co., Ltd.	15,700	6,892,540
Fuji Electric Co., Ltd.	168,000	1,198,230
FUJIFILM Holdings Corp.	122,311	4,918,871
Fujitsu Ltd.	577,000	3,498,033
Fukuoka Financial Group, Inc.	218,000	1,167,196
Hakuhodo DY Holdings, Inc.	66,500	930,373
Hamamatsu Photonics K.K.	44,900	1,730,321
Hankyu Hanshin Holdings, Inc.	69,000	2,714,294
Hikari Tsushin, Inc.	6,700	1,086,097
Hino Motors Ltd.	80,000	976,034
Hirose Electric Co., Ltd.	10,064	1,416,239
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,430,155
Hitachi Chemical Co., Ltd.	28,300	620,726
Hitachi Construction Machinery Co., Ltd.	30,300	1,101,145
Hitachi High-Technologies Corp.	20,500	956,134
Hitachi Ltd.	1,457,079	10,634,573
Hitachi Metals Ltd.	55,700	636,559
Honda Motor Co., Ltd.	516,639	17,765,115
Hoshizaki Corp.	16,100	1,494,578
Hoya Corp.	114,407	6,112,177
Hulic Co., Ltd.	82,600	888,812
Idemitsu Kosan Co., Ltd.	37,500	1,464,971
IHI Corp.	46,800	1,529,713
Iida Group Holdings Co., Ltd.	48,900	953,275
Inpex Corp.	280,700	3,588,413
Isetan Mitsukoshi Holdings Ltd.	105,300	1,171,484
Isuzu Motors Ltd.	160,200	2,445,339
ITOCHU Corp.	445,500	8,909,294
J. Front Retailing Co., Ltd.	72,600	1,176,272
Japan Airlines Co., Ltd.	33,100	1,306,273
Japan Airport Terminal Co., Ltd.	12,900	528,343
Japan Exchange Group, Inc.	155,100	2,872,308
Japan Post Bank Co., Ltd.	127,000	1,725,137
Japan Post Holdings Co., Ltd.	469,000	5,698,971
Japan Prime Realty Investment Corp.	246	892,190
Japan Real Estate Investment Corp.	383	1,984,269
Japan Retail Fund Investment Corp.	885	1,659,196
Japan Tobacco, Inc.	325,300	8,744,453
JFE Holdings, Inc.	155,300	3,187,120
JGC Corp.	57,300	1,404,363
JSR Corp.	59,600	1,122,749
JTEKT Corp.	68,100	1,101,867
JXTG Holdings, Inc.	935,200	6,096,347
Kajima Corp.	258,000	2,485,594
Kakaku.com, Inc.	38,400	732,072
Kamigumi Co., Ltd.	34,000	765,394
Kaneka Corp.	80,000	790,501
Kansai Paint Co., Ltd.	64,100	1,440,310
Kao Corp.	148,619	10,683,631
Kawasaki Heavy Industries Ltd.	42,900	1,434,236
KDDI Corp.	544,000	14,602,915
Keihan Holdings Co., Ltd.	29,600	955,738
Keikyu Corp.	78,300	1,434,530
Keio Corp.	36,200	1,652,548
Keisei Electric Railway Co., Ltd.	38,800	1,263,307
Keyence Corp.	29,100	17,744,576
Kikkoman Corp.	48,000	2,080,052
Kintetsu Group Holdings Co., Ltd.	56,200	2,283,483
Kirin Holdings Co., Ltd.	259,000	7,269,874
Kobe Steel Ltd.	88,400	909,332
Koito Manufacturing Co., Ltd.	36,300	2,429,341
Komatsu Ltd.	274,309	9,350,839
Konami Holdings Corp.	28,500	1,399,610

77
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Konica Minolta, Inc.	155,500	1,334,783
Kose Corp.	9,300	1,718,609
Kubota Corp.	309,300	5,214,957
Kuraray Co., Ltd.	97,900	1,630,441
Kurita Water Industries Ltd.	31,600	1,023,326
Kyocera Corp.	99,300	6,344,592
Kyowa Hakko Kirin Co., Ltd.	72,000	1,557,931
Kyushu Electric Power Co., Inc.	118,900	1,473,173
Kyushu Financial Group, Inc.	99,400	487,553
Kyushu Railway Co.	49,700	1,590,549
Lawson, Inc.	14,600	964,491
LINE Corp. *	11,500	415,889
Lion Corp.	69,000	1,486,357
LIXIL Group Corp.	80,200	1,796,151
M3, Inc.	62,600	2,359,133
Mabuchi Motor Co., Ltd.	14,500	728,487
Makita Corp.	68,600	3,073,591
Marubeni Corp.	502,600	3,774,302
Marui Group Co., Ltd.	63,900	1,326,221
Maruichi Steel Tube Ltd.	20,600	703,121
Mazda Motor Corp.	165,500	2,301,097
McDonald's Holdings Co., Ltd.	19,800	926,598
Mebuki Financial Group, Inc.	319,580	1,240,425
Medipal Holdings Corp.	54,900	1,177,760
MEIJI Holdings Co., Ltd.	36,000	2,887,214
Minebea Mitsumi, Inc.	112,300	2,246,090
MISUMI Group, Inc.	85,700	2,365,011
Mitsubishi Chemical Holdings Corp.	423,300	4,004,250
Mitsubishi Corp.	451,600	12,453,118
Mitsubishi Electric Corp.	589,800	9,041,959
Mitsubishi Estate Co., Ltd.	385,502	7,044,100
Mitsubishi Gas Chemical Co., Inc.	51,500	1,206,926
Mitsubishi Heavy Industries Ltd.	96,500	3,814,812
Mitsubishi Materials Corp.	34,800	1,059,215
Mitsubishi Motors Corp.	203,200	1,512,175
Mitsubishi Tanabe Pharma Corp.	69,400	1,318,134
Mitsubishi UFJ Financial Group, Inc.	3,554,109	23,817,300
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	785,734
Mitsui & Co., Ltd.	507,400	9,144,960
Mitsui Chemicals, Inc.	51,200	1,467,708
Mitsui Fudosan Co., Ltd.	273,777	7,012,917
Mitsui O.S.K. Lines Ltd.	33,500	992,323
Mixi, Inc.	13,100	430,556
Mizuho Financial Group, Inc.	7,204,034	13,033,802
MS&AD Insurance Group Holdings, Inc.	140,862	4,746,515
Murata Manufacturing Co., Ltd.	57,374	7,243,257
Nabtesco Corp.	33,100	1,193,609
Nagoya Railroad Co., Ltd.	54,200	1,419,560
NEC Corp.	74,600	2,044,791
Nexon Co., Ltd. *	119,200	1,734,526
NGK Insulators Ltd.	71,400	1,309,758
NGK Spark Plug Co., Ltd.	46,900	1,202,833
NH Foods Ltd.	26,000	1,135,850
Nidec Corp.	70,700	11,060,461
Nikon Corp.	104,200	1,813,130
Nintendo Co., Ltd.	33,939	14,260,358
Nippon Building Fund, Inc.	385	2,163,351
Nippon Electric Glass Co., Ltd.	22,800	657,051
Nippon Express Co., Ltd.	24,500	1,850,977
Nippon Paint Holdings Co., Ltd.	46,900	1,914,422
Nippon Prologis REIT, Inc.	588	1,239,247
Nippon Steel & Sumitomo Metal Corp.	232,141	5,047,039
Nippon Telegraph & Telephone Corp.	208,756	9,906,548
Nippon Yusen K.K.	48,100	1,023,112
Nissan Chemical Industries Ltd.	35,900	1,596,232
Security	Number of Shares	Value ($)
Nissan Motor Co., Ltd.	690,496	7,264,341
Nisshin Seifun Group, Inc.	60,800	1,328,553
Nissin Foods Holdings Co., Ltd.	16,400	1,207,600
Nitori Holdings Co., Ltd.	23,500	3,962,916
Nitto Denko Corp.	49,400	3,672,634
NOK Corp.	27,900	570,592
Nomura Holdings, Inc.	1,117,900	6,438,603
Nomura Real Estate Holdings, Inc.	40,700	1,007,179
Nomura Real Estate Master Fund, Inc.	1,097	1,533,445
Nomura Research Institute Ltd.	38,200	1,967,482
NSK Ltd.	114,800	1,536,217
NTT Data Corp.	194,200	2,092,891
NTT DOCOMO, Inc.	407,000	10,514,439
Obayashi Corp.	189,700	2,184,625
Obic Co., Ltd.	18,400	1,541,206
Odakyu Electric Railway Co., Ltd.	89,200	1,919,885
Oji Holdings Corp.	251,000	1,765,684
Olympus Corp.	87,100	3,248,006
Omron Corp.	58,300	3,146,413
Ono Pharmaceutical Co., Ltd.	119,700	2,766,896
Oracle Corp., Japan	13,000	1,067,918
Oriental Land Co., Ltd.	65,100	6,487,520
ORIX Corp.	389,700	6,834,889
Osaka Gas Co., Ltd.	112,700	2,426,877
Otsuka Corp.	32,600	1,510,600
Otsuka Holdings Co., Ltd.	116,200	6,075,248
Panasonic Corp.	658,712	9,753,644
Park24 Co., Ltd.	31,400	889,475
Persol Holdings Co., Ltd.	51,300	1,219,409
Pola Orbis Holdings, Inc.	28,200	1,230,354
Rakuten, Inc.	268,820	1,910,389
Recruit Holdings Co., Ltd.	327,900	7,560,376
Renesas Electronics Corp. *(a)	249,800	2,605,836
Resona Holdings, Inc.	657,000	3,733,126
Ricoh Co., Ltd.	214,500	2,095,939
Rinnai Corp.	9,300	925,803
Rohm Co., Ltd.	26,900	2,492,635
Ryohin Keikaku Co., Ltd.	7,100	2,428,652
Sankyo Co., Ltd.	16,700	585,454
Santen Pharmaceutical Co., Ltd.	104,000	1,746,608
SBI Holdings, Inc.	61,990	1,563,096
Secom Co., Ltd.	63,200	4,741,502
Sega Sammy Holdings, Inc.	49,800	818,050
Seibu Holdings, Inc.	63,800	1,075,685
Seiko Epson Corp.	77,900	1,464,271
Sekisui Chemical Co., Ltd.	119,600	2,115,733
Sekisui House Ltd.	180,700	3,311,974
Seven & i Holdings Co., Ltd.	229,603	10,116,487
Seven Bank Ltd.	211,400	709,767
Sharp Corp. (a)	46,700	1,364,349
Shimadzu Corp.	74,000	2,008,452
Shimamura Co., Ltd.	7,700	896,074
Shimano, Inc.	21,400	2,845,529
Shimizu Corp.	157,000	1,553,330
Shin-Etsu Chemical Co., Ltd.	116,660	11,706,791
Shinsei Bank Ltd.	52,100	811,175
Shionogi & Co., Ltd.	86,900	4,465,938
Shiseido Co., Ltd.	114,100	7,402,922
Showa Shell Sekiyu K.K.	49,300	696,144
SMC Corp.	17,100	6,497,877
SoftBank Group Corp.	249,300	19,048,685
Sohgo Security Services Co., Ltd.	21,400	1,056,599
Sompo Holdings, Inc.	104,600	4,379,613
Sony Corp.	380,200	17,757,658
Sony Financial Holdings, Inc.	51,100	932,262
Stanley Electric Co., Ltd.	43,800	1,582,902
Start Today Co., Ltd.	54,500	1,573,630

78
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Subaru Corp.	183,600	6,162,785
Sumco Corp.	66,400	1,621,789
Sumitomo Chemical Co., Ltd.	478,000	2,734,949
Sumitomo Corp.	349,000	6,264,737
Sumitomo Dainippon Pharma Co., Ltd.	44,100	802,038
Sumitomo Electric Industries Ltd.	219,600	3,361,870
Sumitomo Heavy Industries Ltd.	33,800	1,291,508
Sumitomo Metal Mining Co., Ltd.	72,100	3,075,811
Sumitomo Mitsui Financial Group, Inc.	406,446	16,939,954
Sumitomo Mitsui Trust Holdings, Inc.	99,100	4,202,541
Sumitomo Realty & Development Co., Ltd.	107,000	4,250,384
Sumitomo Rubber Industries Ltd.	51,000	910,742
Sundrug Co., Ltd.	22,100	1,136,892
Suntory Beverage & Food Ltd.	42,900	2,111,106
Suruga Bank Ltd.	45,900	621,781
Suzuken Co., Ltd.	19,400	834,170
Suzuki Motor Corp.	102,400	5,503,778
Sysmex Corp.	46,500	4,107,683
T&D Holdings, Inc.	161,000	2,734,422
Taiheiyo Cement Corp.	33,700	1,272,511
Taisei Corp.	59,000	3,182,811
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	822,595
Taiyo Nippon Sanso Corp.	44,900	665,675
Takashimaya Co., Ltd.	81,000	695,583
Takeda Pharmaceutical Co., Ltd.	211,100	8,889,426
TDK Corp.	37,700	3,249,318
Teijin Ltd.	59,400	1,116,771
Terumo Corp.	95,700	5,414,781
The Bank of Kyoto Ltd.	19,200	1,154,218
The Chiba Bank Ltd.	225,000	1,815,394
The Chugoku Electric Power Co., Inc.	91,700	1,147,209
The Hachijuni Bank Ltd.	129,000	681,246
The Kansai Electric Power Co., Inc.	204,700	2,864,113
The Shizuoka Bank Ltd.	146,000	1,480,559
The Yokohama Rubber Co., Ltd.	33,400	786,439
THK Co., Ltd.	38,200	1,331,391
Tobu Railway Co., Ltd.	57,800	1,840,455
Toho Co., Ltd.	36,000	1,200,825
Toho Gas Co., Ltd.	18,500	562,483
Tohoku Electric Power Co., Inc.	144,100	1,860,970
Tokio Marine Holdings, Inc.	200,199	9,448,841
Tokyo Electric Power Co. Holdings, Inc. *	464,190	2,206,640
Tokyo Electron Ltd.	47,400	9,103,308
Tokyo Gas Co., Ltd.	121,340	3,256,196
Tokyo Tatemono Co., Ltd.	64,500	982,280
Tokyu Corp.	163,000	2,736,166
Tokyu Fudosan Holdings Corp.	141,700	1,115,107
Toppan Printing Co., Ltd.	142,000	1,187,428
Toray Industries, Inc.	439,000	4,097,878
Toshiba Corp. *	1,913,178	5,127,478
Tosoh Corp.	86,500	1,530,041
TOTO Ltd.	41,300	2,340,853
Toyo Seikan Group Holdings Ltd.	52,000	818,123
Toyo Suisan Kaisha Ltd.	30,800	1,212,699
Toyoda Gosei Co., Ltd.	17,700	446,907
Toyota Industries Corp.	46,900	2,765,736
Toyota Motor Corp.	784,103	51,415,471
Toyota Tsusho Corp.	65,800	2,359,356
Trend Micro, Inc.	36,300	2,170,337
Tsuruha Holdings, Inc.	10,800	1,550,232
Unicharm Corp.	118,100	3,320,244
United Urban Investment Corp.	928	1,425,352
Security	Number of Shares	Value ($)
USS Co., Ltd.	61,200	1,285,220
West Japan Railway Co.	50,300	3,555,267
Yahoo Japan Corp. (a)	439,900	1,807,848
Yakult Honsha Co., Ltd.	33,100	2,358,098
Yamada Denki Co., Ltd. (a)	173,800	909,057
Yamaguchi Financial Group, Inc.	67,000	836,933
Yamaha Corp.	51,200	2,470,547
Yamaha Motor Co., Ltd.	82,900	2,650,679
Yamato Holdings Co., Ltd.	100,800	2,591,599
Yamazaki Baking Co., Ltd.	43,000	941,585
Yaskawa Electric Corp.	74,700	3,032,634
Yokogawa Electric Corp.	71,800	1,581,014
		1,088,520,435

Netherlands 3.6%
ABN AMRO Group N.V. CVA	124,107	3,848,711
Aegon N.V.	528,942	3,876,502
AerCap Holdings N.V. *	40,380	2,105,009
Akzo Nobel N.V.	76,086	6,890,219
Altice N.V., Class A *	160,567	1,536,790
ASML Holding N.V.	116,156	22,114,212
Boskalis Westminster N.V.	28,106	832,619
Coca-Cola European Partners plc	66,540	2,608,368
Heineken Holding N.V.	33,573	3,408,012
Heineken N.V.	77,154	8,122,413
ING Groep N.V.	1,159,683	19,541,250
Koninklijke Ahold Delhaize N.V.	386,067	9,313,664
Koninklijke DSM N.V.	54,233	5,605,130
Koninklijke KPN N.V.	1,008,273	3,137,981
Koninklijke Philips N.V.	283,387	11,994,696
Koninklijke Vopak N.V.	22,676	1,118,271
NN Group N.V.	94,661	4,536,599
NXP Semiconductors N.V. *	101,710	10,669,379
Randstad N.V.	36,276	2,334,843
RELX N.V.	287,190	6,110,576
Unilever N.V. CVA	487,930	27,972,327
Wolters Kluwer N.V.	87,616	4,740,883
		162,418,454

New Zealand 0.2%
Auckland International Airport Ltd.	297,559	1,331,482
Fisher & Paykel Healthcare Corp., Ltd.	163,523	1,462,490
Fletcher Building Ltd.	250,293	1,108,554
Mercury NZ Ltd.	208,238	466,008
Meridian Energy Ltd.	422,027	871,779
Ryman Healthcare Ltd.	126,203	939,324
Spark New Zealand Ltd.	556,130	1,350,524
		7,530,161

Norway 0.7%
DNB A.S.A.	295,821	5,532,248
Gjensidige Forsikring A.S.A.	60,359	955,379
Marine Harvest A.S.A.	129,298	2,814,541
Norsk Hydro A.S.A.	391,392	2,444,616
Orkla A.S.A.	234,587	2,171,147
Schibsted A.S.A., B Shares	28,945	778,746
Statoil A.S.A.	349,863	8,946,942
Telenor A.S.A.	229,450	5,078,623
Yara International A.S.A.	55,253	2,330,492
		31,052,734

79
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	729,579	2,706,711
Galp Energia, SGPS, S.A.	155,641	2,987,224
Jeronimo Martins, SGPS, S.A.	68,816	1,206,825
		6,900,760

Singapore 1.4%
Ascendas Real Estate Investment Trust	778,500	1,561,741
CapitaLand Commercial Trust	786,000	1,073,831
CapitaLand Ltd.	784,500	2,212,169
CapitaLand Mall Trust	797,800	1,259,859
City Developments Ltd.	113,500	1,078,579
ComfortDelGro Corp., Ltd.	680,500	1,148,540
DBS Group Holdings Ltd.	532,646	12,289,255
Genting Singapore plc	1,869,700	1,638,073
Golden Agri-Resources Ltd.	2,252,500	584,043
Hutchison Port Holdings Trust, Class U	1,611,200	537,176
Jardine Cycle & Carriage Ltd.	27,000	694,678
Keppel Corp., Ltd.	434,900	2,667,312
Oversea-Chinese Banking Corp., Ltd.	926,671	9,571,197
SATS Ltd.	190,900	793,264
Sembcorp Industries Ltd.	260,600	600,271
Singapore Airlines Ltd.	153,300	1,250,831
Singapore Exchange Ltd.	226,900	1,315,797
Singapore Press Holdings Ltd.	451,000	921,590
Singapore Technologies Engineering Ltd.	442,400	1,157,687
Singapore Telecommunications Ltd.	2,429,537	6,426,353
StarHub Ltd.	247,400	422,044
Suntec Real Estate Investment Trust	874,000	1,284,698
United Overseas Bank Ltd.	392,933	8,897,657
UOL Group Ltd.	131,167	866,309
Wilmar International Ltd.	456,200	1,116,059
Yangzijiang Shipbuilding Holdings Ltd.	896,100	782,512
		62,151,525

Spain 3.2%
Abertis Infraestructuras S.A.	207,272	4,569,703
ACS Actividades de Construccion y Servicios S.A.	70,263	2,961,215
Aena SME S.A.	20,001	4,122,777
Amadeus IT Group S.A.	132,793	9,688,549
Banco Bilbao Vizcaya Argentaria S.A.	1,993,903	16,134,766
Banco De Sabadell S.A.	1,561,743	3,056,155
Banco Santander S.A.	4,856,807	31,379,449
Bankia S.A. (a)	362,673	1,591,267
Bankinter S.A.	207,372	2,167,273
CaixaBank S.A.	1,055,070	5,130,671
Enagas S.A.	66,459	1,931,694
Endesa S.A.	91,958	2,144,478
Ferrovial S.A.	144,277	3,081,634
Gas Natural SDG S.A.	102,397	2,581,185
Grifols S.A.	91,194	2,556,874
Iberdrola S.A.	1,726,896	13,341,893
Industria de Diseno Textil S.A.	330,179	10,234,947
International Consolidated Airlines Group S.A.	194,714	1,680,244
Mapfre S.A.	297,550	1,032,195
Red Electrica Corp. S.A.	132,868	2,767,694
Repsol S.A.	370,780	7,075,522
Security	Number of Shares	Value ($)
Siemens Gamesa Renewable Energy S.A. (a)	74,915	1,282,886
Telefonica S.A.	1,388,389	14,148,350
		144,661,421

Sweden 2.5%
Alfa Laval AB	95,435	2,360,932
Assa Abloy AB, Class B	295,867	6,200,460
Atlas Copco AB, A Shares	202,512	7,919,500
Atlas Copco AB, B Shares	117,757	4,173,719
Boliden AB	82,039	2,842,621
Electrolux AB, B Shares	75,101	1,976,408
Essity AB, Class B	179,316	4,548,378
Getinge AB, B Shares	64,316	599,234
Hennes & Mauritz AB, B Shares	283,953	4,879,555
Hexagon AB, B Shares	76,366	4,409,288
Husqvarna AB, B Shares (a)	137,067	1,318,293
ICA Gruppen AB (a)	24,300	754,524
Industrivarden AB, C Shares	50,071	1,054,226
Investor AB, B Shares	137,761	5,997,283
Kinnevik AB, Class B	71,449	2,574,833
LE Lundbergfortagen AB, B Shares	10,512	711,497
Lundin Petroleum AB *	58,162	1,603,348
Millicom International Cellular S.A. SDR	20,909	1,384,984
Nordea Bank AB	917,170	9,328,215
Sandvik AB	335,103	5,713,648
Securitas AB, B Shares	85,001	1,373,471
Skandinaviska Enskilda Banken AB, A Shares	442,606	4,155,199
Skanska AB, B Shares	98,965	1,927,402
SKF AB, B Shares	111,173	2,250,676
Svenska Handelsbanken AB, A Shares	455,781	5,082,987
Swedbank AB, A Shares	267,274	5,806,065
Swedish Match AB	56,106	2,516,926
Tele2 AB, B Shares	111,029	1,439,149
Telefonaktiebolaget LM Ericsson, B Shares	907,697	6,919,796
Telia Co. AB	837,159	4,121,926
Volvo AB, B Shares	474,341	8,038,358
		113,982,901

Switzerland 7.4%
ABB Ltd.	553,814	12,912,483
Adecco Group AG	49,543	3,280,994
Baloise Holding AG	14,724	2,333,826
Barry Callebaut AG	621	1,114,868
Chocoladefabriken Lindt & Spruengli AG *	332	4,216,678
Cie Financiere Richemont S.A.	156,671	14,892,935
Clariant AG *	71,400	1,648,290
Credit Suisse Group AG *	723,267	12,198,788
Dufry AG *	10,021	1,417,349
EMS-Chemie Holding AG	2,363	1,459,489
Geberit AG	11,081	4,728,617
Givaudan S.A.	2,821	6,279,684
Julius Baer Group Ltd. *	66,565	3,950,521
Kuehne & Nagel International AG	15,582	2,426,053
LafargeHolcim Ltd. *	134,067	7,447,623
Lonza Group AG *	21,859	5,340,849
Nestle S.A.	932,000	72,202,111
Novartis AG	667,761	51,400,431
Pargesa Holding S.A.	11,548	1,080,774
Partners Group Holding AG	5,332	3,889,001

80
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Roche Holding AG	210,684	46,811,321
Schindler Holding AG	18,456	3,770,331
SGS S.A.	1,599	3,883,409
Sika AG	633	4,593,192
Sonova Holding AG	15,268	2,516,070
Straumann Holding AG	3,207	2,176,998
Swiss Life Holding AG *	9,660	3,379,249
Swiss Prime Site AG *	21,925	2,054,239
Swiss Re AG	94,096	8,964,453
Swisscom AG	7,537	3,614,989
The Swatch Group AG	16,240	1,447,043
The Swatch Group AG - Bearer Shares	9,219	4,426,755
UBS Group AG *	1,087,074	18,246,419
Vifor Pharma AG	14,624	2,307,832
Zurich Insurance Group AG	45,409	14,505,243
		336,918,907

United Kingdom 17.5%
3i Group plc	285,549	3,685,910
Admiral Group plc	64,014	1,751,832
Anglo American plc	395,796	9,312,783
Antofagasta plc	124,623	1,665,078
Ashtead Group plc	149,232	4,144,580
Associated British Foods plc	105,881	3,935,691
AstraZeneca plc	378,662	26,507,213
Auto Trader Group plc	276,822	1,345,112
Aviva plc	1,198,342	8,706,756
Babcock International Group plc	74,455	751,524
BAE Systems plc	961,922	8,070,733
Barclays plc	5,094,400	14,524,646
Barratt Developments plc	293,038	2,247,031
BHP Billiton plc	635,850	13,557,853
BP plc	5,931,186	44,056,601
British American Tobacco plc	687,430	37,703,802
BT Group plc	2,481,789	8,518,340
Bunzl plc	101,119	2,932,103
Burberry Group plc	126,033	3,165,038
Capita plc	203,780	537,382
Carnival plc	54,310	3,529,895
Centrica plc	1,622,106	3,434,588
Cobham plc *	655,378	1,035,087
Coca-Cola HBC AG *	54,186	1,815,275
Compass Group plc	477,948	10,253,302
ConvaTec Group plc	395,905	1,178,611
Croda International plc	39,380	2,408,976
DCC plc	27,034	2,594,849
Diageo plc	745,304	26,588,456
Direct Line Insurance Group plc	414,791	2,131,314
easyJet plc	44,999	980,956
Experian plc	273,016	6,255,389
Ferguson plc	74,902	5,733,526
Fresnillo plc	63,457	1,113,798
G4S plc	491,411	1,745,847
GKN plc	524,513	3,330,475
GlaxoSmithKline plc	1,470,884	29,501,753
Glencore plc *	3,650,455	17,584,220
GVC Holdings plc	161,360	1,975,143
Hammerson plc	244,700	1,844,644
Hargreaves Lansdown plc	82,983	2,034,457
HSBC Holdings plc	5,994,654	59,682,639
IMI plc	84,121	1,260,807
Imperial Brands plc	284,491	10,178,979
InterContinental Hotels Group plc	52,648	3,321,635
Intertek Group plc	50,485	3,394,775
Investec plc	206,987	1,637,427
ITV plc	1,093,771	2,275,450
Security	Number of Shares	Value ($)
J. Sainsbury plc	503,479	2,136,344
John Wood Group plc	210,153	1,638,133
Johnson Matthey plc	57,953	2,619,150
Kingfisher plc	633,788	2,643,168
Land Securities Group plc	226,023	3,068,303
Legal & General Group plc	1,752,558	6,491,012
Lloyds Banking Group plc	21,630,559	19,185,156
London Stock Exchange Group plc	92,621	5,472,775
Marks & Spencer Group plc	476,114	1,882,575
Mediclinic International plc	101,379	932,868
Meggitt plc	241,376	1,563,719
Melrose Industries plc	475,000	1,489,433
Merlin Entertainments plc	207,624	1,050,311
Micro Focus International plc	130,403	2,248,553
Mondi plc	111,487	3,103,471
National Grid plc	1,009,930	11,684,829
Next plc	44,210	3,193,564
Old Mutual plc	1,509,668	5,200,908
Pearson plc	249,978	2,865,905
Persimmon plc	90,021	3,362,771
Prudential plc	776,519	19,967,428
Randgold Resources Ltd.	28,199	2,286,475
Reckitt Benckiser Group plc	199,260	15,631,544
RELX plc	321,493	6,871,267
Rio Tinto plc	364,871	19,887,619
Rolls-Royce Holdings plc *	492,228	5,684,814
Rolls-Royce Holdings plc, C Shares *(b)	34,948,188	48,113
Royal Bank of Scotland Group plc *	1,083,967	4,014,141
Royal Dutch Shell plc, A Shares	1,364,806	47,483,227
Royal Dutch Shell plc, B Shares	1,117,078	39,878,377
Royal Mail plc	272,742	2,175,105
RSA Insurance Group plc	303,778	2,740,980
Schroders plc	35,264	1,595,362
Segro plc	307,081	2,724,960
Severn Trent plc	73,807	1,965,315
Shire plc	272,292	14,499,511
Sky plc	311,376	5,907,903
Smith & Nephew plc	257,658	4,934,417
Smiths Group plc	118,647	2,599,703
SSE plc	307,573	5,837,300
St. James's Place plc	155,863	2,427,920
Standard Chartered plc	986,221	10,359,291
Standard Life Aberdeen plc	799,130	3,997,800
Taylor Wimpey plc	958,555	2,524,388
Tesco plc	2,922,558	9,465,978
The Berkeley Group Holdings plc	39,738	2,224,691
The British Land Co., plc	278,052	2,567,783
The Sage Group plc	317,953	2,765,447
The Weir Group plc	63,098	1,846,361
Travis Perkins plc	80,634	1,404,139
TUI AG	126,879	2,869,232
Unilever plc	369,889	20,747,824
United Utilities Group plc	199,464	2,034,007
Vodafone Group plc	7,993,256	23,326,002
Whitbread plc	54,590	3,211,919
WM Morrison Supermarkets plc	699,671	2,333,517
WPP plc	376,536	6,461,403
		795,076,492
Total Common Stock
(Cost $3,468,765,313)		4,456,902,034

81
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	16,863	1,628,095
Fuchs Petrolub SE	20,460	1,098,600
Henkel AG & Co. KGaA	52,892	6,721,766
Porsche Automobil Holding SE	44,932	3,817,831
Schaeffler AG	44,319	685,908
Volkswagen AG	54,734	11,288,056
		25,240,256

Italy 0.1%
Intesa Sanpaolo S.p.A. - RSP	275,066	1,089,084
Telecom Italia S.p.A. - RSP	1,720,178	1,477,327
		2,566,411
Total Preferred Stock
(Cost $22,076,297)		27,806,667

Other Investment Company 0.9% of net assets

United States 0.9%
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	42,850,311	42,850,311
Total Other Investment Company
(Cost $42,850,311)		42,850,311
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
BNP Paribas
Hong Kong Dollar
0.28%, 05/02/18 (d)	4,960,922	632,073
Singapore Dollar
0.45%, 05/02/18 (d)	31,707	23,912
U.S. Dollar
1.05%, 05/01/18 (d)	28,136,162	28,136,162
Brown Brothers Harriman
New Zealand Dollar
0.95%, 05/01/18 (d)	11,018	7,752
Norwegian Krone
0.25%, 05/02/18 (d)	457,445	57,022
Swiss Franc
(1.45%), 05/02/18 (d)	562,401	567,508
National Australia Bank
Australian Dollar
0.71%, 05/01/18 (d)	318,132	239,506
Skandinaviska Enskilda Banken
Swedish Krone
(0.90%), 05/02/18 (d)	1,272,834	145,356
Sumitomo Mitsui Banking Corp.
Euro
(0.58%), 05/02/18 (d)	1,855,785	2,241,046
Great British Pound
0.23%, 05/01/18 (d)	197,484	271,876
Total Short-Term Investments
(Cost $32,322,213)		32,322,213

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	534	54,107,550	60,100
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $4,430,627,402 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,799,182.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

82
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Automobiles & Components 1.5%
Adient plc	78,085	4,785,830
Aptiv plc	58,200	4,922,556
BorgWarner, Inc.	67,667	3,311,623
Cooper Tire & Rubber Co.	34,500	843,525
Dana, Inc.	54,100	1,283,793
Delphi Technologies plc	9,900	479,259
Ford Motor Co.	2,152,931	24,198,944
General Motors Co.	687,868	25,272,270
Harley-Davidson, Inc.	82,654	3,399,559
Lear Corp.	24,100	4,505,977
Tenneco, Inc.	21,600	965,304
The Goodyear Tire & Rubber Co.	131,290	3,296,692
Thor Industries, Inc.	12,200	1,294,908
Visteon Corp. *	14,200	1,767,048
		80,327,288

Banks 4.9%
Bank of America Corp.	1,050,094	31,418,813
BB&T Corp.	132,875	7,015,800
CIT Group, Inc.	42,900	2,271,555
Citigroup, Inc.	531,552	36,289,055
Citizens Financial Group, Inc.	79,000	3,277,710
Comerica, Inc.	24,800	2,345,584
Fifth Third Bancorp	163,890	5,436,231
Huntington Bancshares, Inc.	137,327	2,047,546
JPMorgan Chase & Co.	614,643	66,860,866
KeyCorp	140,657	2,801,887
M&T Bank Corp.	18,619	3,393,685
New York Community Bancorp, Inc.	140,330	1,667,120
People's United Financial, Inc.	76,577	1,400,593
PHH Corp. *	100,158	1,062,676
Regions Financial Corp.	208,525	3,899,418
SunTrust Banks, Inc.	85,460	5,708,728
The PNC Financial Services Group, Inc.	78,315	11,403,447
U.S. Bancorp	309,700	15,624,365
Wells Fargo & Co.	1,042,813	54,184,564
		258,109,643

Capital Goods 7.9%
3M Co.	113,981	22,156,767
AECOM *	59,554	2,051,040
AGCO Corp.	40,940	2,566,119
Allison Transmission Holdings, Inc.	31,100	1,212,589
AMETEK, Inc.	33,400	2,331,320
Arconic, Inc.	96,110	1,711,719
Carlisle Cos., Inc.	13,700	1,475,901
Caterpillar, Inc.	171,177	24,711,112
Chicago Bridge & Iron Co., N.V. (b)	105,200	1,588,520
Cummins, Inc.	54,794	8,759,369
Deere & Co.	118,793	16,076,257
Donaldson Co., Inc.	26,500	1,172,890
Dover Corp.	48,675	4,512,172
Eaton Corp. plc	122,416	9,184,872
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	20,240	1,489,462
Emerson Electric Co.	233,600	15,513,376
Fastenal Co.	60,940	3,046,391
Flowserve Corp.	63,075	2,801,161
Fluor Corp.	143,450	8,456,377
Fortive Corp.	42,478	2,986,628
Fortune Brands Home & Security, Inc.	23,600	1,290,684
General Dynamics Corp.	61,416	12,363,655
General Electric Co.	2,962,978	41,689,100
Harris Corp.	22,468	3,514,445
Honeywell International, Inc.	123,745	17,903,427
Hubbell, Inc.	15,484	1,608,168
Huntington Ingalls Industries, Inc.	7,400	1,799,754
IDEX Corp.	11,400	1,523,724
Illinois Tool Works, Inc.	87,084	12,367,670
Ingersoll-Rand plc	54,482	4,570,495
Jacobs Engineering Group, Inc.	60,540	3,516,769
Johnson Controls International plc	117,598	3,983,044
KBR, Inc.	79,100	1,320,179
Lincoln Electric Holdings, Inc.	17,200	1,425,364
Lockheed Martin Corp.	45,234	14,512,877
Masco Corp.	35,400	1,340,598
MSC Industrial Direct Co., Inc., Class A	14,800	1,279,312
Nordson Corp.	8,800	1,131,680
Northrop Grumman Corp.	44,733	14,405,815
Oshkosh Corp.	31,220	2,252,835
Owens Corning	28,950	1,895,936
PACCAR, Inc.	106,621	6,788,559
Parker-Hannifin Corp.	38,197	6,287,990
Pentair plc	36,837	2,478,393
Quanta Services, Inc. *	90,600	2,944,500
Raytheon Co.	62,365	12,781,083
Regal Beloit Corp.	14,600	1,039,520
Rockwell Automation, Inc.	22,050	3,627,886
Rockwell Collins, Inc.	23,630	3,131,920
Roper Technologies, Inc.	8,400	2,219,196
Snap-on, Inc.	10,900	1,583,225
Spirit AeroSystems Holdings, Inc., Class A	21,000	1,687,770
Stanley Black & Decker, Inc.	31,803	4,502,987
Terex Corp.	40,900	1,493,668
Textron, Inc.	69,620	4,326,187
The Boeing Co.	88,292	29,450,680
The Timken Co.	30,765	1,315,204
TransDigm Group, Inc.	8,600	2,756,902
Trinity Industries, Inc.	67,800	2,160,786
United Rentals, Inc. *	24,100	3,615,000
United Technologies Corp.	230,442	27,687,606
Valmont Industries, Inc.	8,100	1,151,010
W.W. Grainger, Inc.	23,538	6,622,416
WABCO Holdings, Inc. *	9,700	1,251,203
Wabtec Corp.	15,800	1,403,198
Watsco, Inc.	7,600	1,272,392
WESCO International, Inc. *	30,600	1,822,230
Xylem, Inc.	26,755	1,950,439
		416,851,523

1
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.5%
ABM Industries, Inc.	30,100	937,013
Cintas Corp.	17,550	2,988,765
Equifax, Inc.	14,730	1,650,497
LSC Communications, Inc.	80,617	1,409,185
ManpowerGroup, Inc.	39,990	3,827,843
Nielsen Holdings plc	80,200	2,522,290
Pitney Bowes, Inc.	93,119	951,676
Republic Services, Inc.	50,493	3,265,887
Robert Half International, Inc.	43,310	2,631,083
The Dun & Bradstreet Corp.	10,840	1,249,960
Waste Management, Inc.	93,614	7,609,882
		29,044,081

Consumer Durables & Apparel 1.4%
Carter's, Inc.	12,600	1,264,032
D.R. Horton, Inc.	53,400	2,357,076
Fossil Group, Inc. *	185,800	2,777,710
Garmin Ltd.	31,870	1,869,813
Hanesbrands, Inc.	71,000	1,311,370
Hasbro, Inc.	22,741	2,003,255
Leggett & Platt, Inc.	37,417	1,517,259
Lennar Corp., Class A	35,800	1,893,462
Mattel, Inc.	211,035	3,123,318
Michael Kors Holdings Ltd. *	56,500	3,865,730
Mohawk Industries, Inc. *	8,135	1,707,374
Newell Brands, Inc.	52,503	1,450,658
NIKE, Inc., Class B	251,654	17,210,617
NVR, Inc. *	729	2,259,900
Polaris Industries, Inc.	18,800	1,970,616
PulteGroup, Inc.	80,000	2,428,800
PVH Corp.	17,580	2,806,999
Ralph Lauren Corp.	32,320	3,550,352
Tapestry, Inc.	99,175	5,332,640
Tupperware Brands Corp.	14,158	630,880
VF Corp.	82,080	6,637,809
Whirlpool Corp.	26,455	4,099,202
		72,068,872

Consumer Services 1.8%
Adtalem Global Education, Inc. *	30,900	1,470,840
Aramark	56,000	2,093,840
Brinker International, Inc.	34,555	1,506,252
Carnival Corp.	91,810	5,789,539
Chipotle Mexican Grill, Inc. *	5,687	2,407,478
Darden Restaurants, Inc.	29,062	2,698,697
H&R Block, Inc.	66,265	1,832,227
International Game Technology plc	49,100	1,388,057
Las Vegas Sands Corp.	78,300	5,741,739
Marriott International, Inc., Class A	37,025	5,060,577
McDonald's Corp.	187,748	31,436,525
MGM Resorts International	84,015	2,639,751
Royal Caribbean Cruises Ltd.	23,729	2,567,241
Service Corp. International	33,000	1,204,830
Starbucks Corp.	153,780	8,853,115
The Wendy's Co.	78,000	1,305,720
Wyndham Worldwide Corp.	32,640	3,727,814
Wynn Resorts Ltd.	17,704	3,296,308
Yum China Holdings, Inc.	61,830	2,643,851
Yum! Brands, Inc.	68,430	5,960,253
		93,624,654

Security	Number of Shares	Value ($)
Diversified Financials 4.8%
Affiliated Managers Group, Inc.	7,100	1,170,506
AGNC Investment Corp.	79,300	1,500,356
Ally Financial, Inc.	293,700	7,665,570
American Express Co.	221,807	21,903,441
Ameriprise Financial, Inc.	48,134	6,748,868
Annaly Capital Management, Inc.	228,661	2,371,215
Berkshire Hathaway, Inc., Class B *	315,886	61,196,595
BlackRock, Inc.	16,100	8,396,150
Capital One Financial Corp.	172,232	15,607,664
CME Group, Inc.	32,500	5,124,600
Discover Financial Services	140,322	9,997,942
Franklin Resources, Inc.	127,809	4,299,495
Intercontinental Exchange, Inc.	31,400	2,275,244
Invesco Ltd.	105,800	3,065,026
Legg Mason, Inc.	50,120	1,989,764
Leucadia National Corp.	66,500	1,598,660
LPL Financial Holdings, Inc.	30,600	1,853,442
Moody's Corp.	21,470	3,482,434
Morgan Stanley	141,883	7,324,000
MSCI, Inc.	10,300	1,543,249
Nasdaq, Inc.	16,883	1,491,107
Navient Corp.	290,800	3,856,008
Northern Trust Corp.	26,610	2,840,618
Raymond James Financial, Inc.	14,000	1,256,500
S&P Global, Inc.	24,968	4,708,965
Santander Consumer USA Holdings, Inc.	97,200	1,793,340
SEI Investments Co.	18,700	1,182,401
SLM Corp. *	171,600	1,969,968
State Street Corp.	71,466	7,130,877
Synchrony Financial	230,300	7,639,051
T. Rowe Price Group, Inc.	59,045	6,720,502
TD Ameritrade Holding Corp.	30,800	1,789,172
The Bank of New York Mellon Corp.	177,749	9,689,098
The Charles Schwab Corp. (a)	61,215	3,408,451
The Goldman Sachs Group, Inc.	101,509	24,192,640
Voya Financial, Inc.	70,900	3,711,615
Waddell & Reed Financial, Inc., Class A	62,100	1,256,904
		253,751,438

Energy 14.7%
Anadarko Petroleum Corp.	155,579	10,473,578
Andeavor	91,384	12,640,235
Apache Corp.	164,768	6,747,250
Baker Hughes, a GE Co.	290,486	10,489,449
Cabot Oil & Gas Corp.	52,500	1,255,275
Chesapeake Energy Corp. *(b)	405,026	1,202,927
Chevron Corp.	1,062,522	132,932,127
CNX Resources Corp. *	85,935	1,276,994
Concho Resources, Inc. *	13,600	2,138,056
ConocoPhillips	829,982	54,363,821
CONSOL Energy, Inc. *	4,979	156,590
Delek US Holdings, Inc.	77,400	3,666,438
Devon Energy Corp.	115,127	4,182,564
Diamond Offshore Drilling, Inc. *(b)	106,920	1,966,259
Ensco plc, Class A	659,100	3,723,915
EOG Resources, Inc.	84,501	9,985,483
EQT Corp.	28,200	1,415,358
Exxon Mobil Corp.	2,576,491	200,322,175
Halliburton Co.	318,770	16,891,622
Helmerich & Payne, Inc.	49,995	3,477,152
Hess Corp.	265,904	15,153,869
HollyFrontier Corp.	236,702	14,365,444
Kinder Morgan, Inc.	576,900	9,126,558
Marathon Oil Corp.	739,819	13,501,697
Marathon Petroleum Corp.	368,952	27,638,194

2
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Murphy Oil Corp.	171,850	5,174,403
Nabors Industries Ltd.	407,800	3,103,358
National Oilwell Varco, Inc.	303,401	11,732,517
Noble Corp. plc *	652,100	3,045,307
Noble Energy, Inc.	129,870	4,393,502
Occidental Petroleum Corp.	311,030	24,030,178
Oceaneering International, Inc.	91,600	1,945,584
ONEOK, Inc.	46,020	2,771,324
Patterson-UTI Energy, Inc.	92,800	1,987,776
PBF Energy, Inc., Class A	96,300	3,691,179
Peabody Energy Corp.	47,000	1,731,950
Phillips 66	368,508	41,018,625
Pioneer Natural Resources Co.	15,900	3,204,645
QEP Resources, Inc. *	181,342	2,208,746
Schlumberger Ltd.	467,460	32,049,058
SM Energy Co.	77,700	1,860,915
Superior Energy Services, Inc. *	168,600	1,809,078
Targa Resources Corp.	28,100	1,319,857
The Williams Cos., Inc.	201,809	5,192,546
Transocean Ltd. *	439,500	5,436,615
Valero Energy Corp.	438,746	48,670,094
Weatherford International plc *	944,100	2,785,095
Whiting Petroleum Corp. *	52,675	2,150,194
World Fuel Services Corp.	226,200	4,856,514
		775,262,090

Food & Staples Retailing 2.9%
Casey's General Stores, Inc.	15,012	1,450,159
Costco Wholesale Corp.	138,863	27,378,229
Rite Aid Corp. *	663,800	1,108,546
Sysco Corp.	170,739	10,678,017
The Kroger Co.	626,968	15,793,324
U.S. Foods Holding Corp. *	53,000	1,811,540
United Natural Foods, Inc. *	40,700	1,832,314
Walgreens Boots Alliance, Inc.	283,092	18,811,463
Walmart, Inc.	841,162	74,409,191
		153,272,783

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	314,416	17,641,882
Archer-Daniels-Midland Co.	498,384	22,616,666
Brown-Forman Corp., Class B	47,342	2,653,046
Bunge Ltd.	147,416	10,647,858
Campbell Soup Co.	39,130	1,595,721
ConAgra Brands, Inc.	88,020	3,262,901
Constellation Brands, Inc., Class A	10,320	2,405,902
Dr Pepper Snapple Group, Inc.	41,541	4,983,258
General Mills, Inc.	174,618	7,637,791
Hormel Foods Corp.	59,678	2,163,328
Ingredion, Inc.	19,900	2,409,691
Kellogg Co.	58,037	3,418,379
Lamb Weston Holdings, Inc.	25,973	1,696,556
McCormick & Co., Inc. - Non Voting Shares	18,778	1,979,389
Molson Coors Brewing Co., Class B	27,080	1,929,179
Mondelez International, Inc., Class A	410,995	16,234,303
Monster Beverage Corp. *	21,400	1,177,000
PepsiCo, Inc.	301,833	30,467,023
Philip Morris International, Inc.	344,038	28,211,116
The Coca-Cola Co.	786,573	33,987,819
The Hershey Co.	24,812	2,281,215
The JM Smucker Co.	32,525	3,710,452
The Kraft Heinz Co.	85,144	4,800,419
Tyson Foods, Inc., Class A	104,515	7,326,502
		215,237,396

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.2%
Abbott Laboratories	258,867	15,047,939
Aetna, Inc.	85,631	15,332,231
AmerisourceBergen Corp.	32,667	2,958,977
Anthem, Inc.	114,100	26,926,459
Baxter International, Inc.	72,253	5,021,583
Becton, Dickinson & Co.	35,277	8,179,678
Boston Scientific Corp. *	80,065	2,299,467
Cardinal Health, Inc.	207,067	13,287,489
Centene Corp. *	23,220	2,521,228
Cerner Corp. *	28,900	1,683,425
Cigna Corp.	32,609	5,602,878
Community Health Systems, Inc. *	373,262	1,410,930
CVS Health Corp.	629,556	43,961,895
Danaher Corp.	70,556	7,078,178
DaVita, Inc. *	41,920	2,632,157
DENTSPLY SIRONA, Inc.	21,035	1,058,902
Edwards Lifesciences Corp. *	15,300	1,948,608
Express Scripts Holding Co. *	401,647	30,404,678
HCA Healthcare, Inc.	99,274	9,504,493
Henry Schein, Inc. *	43,304	3,291,104
Humana, Inc.	47,770	14,052,979
Intuitive Surgical, Inc. *	6,637	2,925,457
Laboratory Corp. of America Holdings *	14,899	2,544,004
LifePoint Health, Inc. *	25,630	1,227,677
Magellan Health, Inc. *	16,400	1,375,140
McKesson Corp.	95,717	14,951,953
MEDNAX, Inc. *	26,200	1,202,842
Medtronic plc	218,836	17,535,329
Owens & Minor, Inc.	82,002	1,332,532
Patterson Cos., Inc.	45,675	1,063,314
Quest Diagnostics, Inc.	42,452	4,296,142
ResMed, Inc.	18,200	1,722,448
Stryker Corp.	37,418	6,339,358
Tenet Healthcare Corp. *	103,093	2,468,046
UnitedHealth Group, Inc.	190,286	44,983,610
Universal Health Services, Inc., Class B	24,848	2,837,642
Varian Medical Systems, Inc. *	17,803	2,057,849
WellCare Health Plans, Inc. *	9,600	1,969,536
Zimmer Biomet Holdings, Inc.	30,124	3,469,381
		328,507,538

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	45,800	2,115,960
Colgate-Palmolive Co.	152,268	9,932,442
Herbalife Nutrition Ltd. *	21,200	2,241,476
Kimberly-Clark Corp.	55,601	5,756,927
Nu Skin Enterprises, Inc., Class A	21,940	1,561,031
The Clorox Co.	19,820	2,322,904
The Estee Lauder Cos., Inc., Class A	30,534	4,521,780
The Procter & Gamble Co.	676,945	48,970,201
		77,422,721

Insurance 3.7%
Aflac, Inc.	231,796	10,562,944
Alleghany Corp.	3,300	1,896,411
American Financial Group, Inc.	15,040	1,702,829
American International Group, Inc.	543,692	30,446,752
Aon plc	55,236	7,869,473
Arch Capital Group Ltd. *	18,275	1,464,376
Arthur J. Gallagher & Co.	25,800	1,805,742
Assurant, Inc.	27,855	2,585,501
Assured Guaranty Ltd.	53,800	1,952,402
Axis Capital Holdings Ltd.	38,150	2,239,405
Brighthouse Financial, Inc. *	16,774	851,784

3
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chubb Ltd.	62,038	8,416,695
Cincinnati Financial Corp.	27,280	1,918,875
CNO Financial Group, Inc.	73,700	1,580,128
Everest Re Group Ltd.	12,925	3,007,260
First American Financial Corp.	25,600	1,308,416
FNF Group	61,784	2,275,505
Genworth Financial, Inc., Class A *	586,800	1,619,568
Lincoln National Corp.	55,080	3,890,851
Loews Corp.	111,089	5,827,729
Markel Corp. *	1,200	1,356,048
Marsh & McLennan Cos., Inc.	85,120	6,937,280
MetLife, Inc.	231,318	11,026,929
Old Republic International Corp.	62,000	1,264,800
Principal Financial Group, Inc.	50,491	2,990,077
Prudential Financial, Inc.	89,637	9,530,206
Reinsurance Group of America, Inc.	16,100	2,405,340
RenaissanceRe Holdings Ltd.	14,325	1,948,773
The Allstate Corp.	122,033	11,937,268
The Hartford Financial Services Group, Inc.	128,827	6,936,046
The Progressive Corp.	134,705	8,121,364
The Travelers Cos., Inc.	159,732	21,020,731
Torchmark Corp.	25,065	2,174,138
Unum Group	50,925	2,463,752
Validus Holdings Ltd.	21,900	1,484,163
W. R. Berkley Corp.	27,163	2,025,273
White Mountains Insurance Group Ltd.	1,629	1,409,557
Willis Towers Watson plc	8,300	1,232,633
XL Group Ltd.	72,785	4,046,118
		193,533,142

Materials 3.8%
Air Products & Chemicals, Inc.	34,885	5,661,487
Albemarle Corp.	15,185	1,472,338
Alcoa Corp. *	130,670	6,690,304
Allegheny Technologies, Inc. *	57,111	1,517,439
Ashland Global Holdings, Inc.	40,435	2,675,988
Avery Dennison Corp.	20,300	2,127,643
Ball Corp.	65,260	2,616,273
Bemis Co., Inc.	43,238	1,870,908
Celanese Corp., Series A	22,500	2,445,075
CF Industries Holdings, Inc.	119,855	4,650,374
Cleveland-Cliffs, Inc. *	204,800	1,519,616
Commercial Metals Co.	81,845	1,719,563
Crown Holdings, Inc. *	21,700	1,081,528
Domtar Corp.	59,482	2,611,260
DowDuPont, Inc.	487,838	30,850,875
Eastman Chemical Co.	40,520	4,136,282
Ecolab, Inc.	34,991	5,065,647
FMC Corp.	18,580	1,481,383
Freeport-McMoRan, Inc.	636,430	9,680,100
Graphic Packaging Holding Co.	97,200	1,389,960
Huntsman Corp.	64,315	1,914,658
International Flavors & Fragrances, Inc.	11,535	1,629,434
International Paper Co.	131,793	6,795,247
LyondellBasell Industries N.V., Class A	201,750	21,331,028
Martin Marietta Materials, Inc.	7,500	1,460,775
Monsanto Co.	105,219	13,191,306
Newmont Mining Corp.	129,621	5,092,809
Nucor Corp.	123,216	7,592,570
Owens-Illinois, Inc. *	66,205	1,345,948
Packaging Corp. of America	15,621	1,807,194
PPG Industries, Inc.	61,000	6,458,680
Praxair, Inc.	60,495	9,226,697
Reliance Steel & Aluminum Co.	40,520	3,562,518
RPM International, Inc.	28,765	1,389,350
Sealed Air Corp.	34,600	1,517,210
Security	Number of Shares	Value ($)
Sonoco Products Co.	33,855	1,738,793
Steel Dynamics, Inc.	57,150	2,560,892
The Chemours Co.	46,800	2,265,588
The Mosaic Co.	346,931	9,349,790
The Sherwin-Williams Co.	6,565	2,413,688
United States Steel Corp.	87,004	2,943,345
Vulcan Materials Co.	11,623	1,298,173
WestRock Co.	58,307	3,449,442
		201,599,178

Media 2.8%
CBS Corp., Class B - Non Voting Shares	155,671	7,659,013
Charter Communications, Inc., Class A *	7,406	2,009,174
Comcast Corp., Class A	976,694	30,658,425
Discovery, Inc., Class A *	84,041	1,987,570
Discovery, Inc., Class C *	190,691	4,237,154
DISH Network Corp., Class A *	40,835	1,370,014
News Corp., Class A	135,400	2,163,692
News Corp., Class B	44,000	715,000
Omnicom Group, Inc.	74,213	5,466,529
TEGNA, Inc.	81,330	859,658
The Interpublic Group of Cos., Inc.	83,005	1,958,088
The Walt Disney Co.	363,762	36,496,241
Time Warner, Inc.	236,383	22,409,108
Tribune Media Co., Class A	28,300	1,069,457
Twenty-First Century Fox, Inc., Class A	347,721	12,712,680
Twenty-First Century Fox, Inc., Class B	148,800	5,367,216
Viacom, Inc., Class B	391,898	11,819,644
		148,958,663

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	191,952	18,532,965
Agilent Technologies, Inc.	40,036	2,631,967
Allergan plc	17,040	2,618,196
Amgen, Inc.	127,243	22,201,359
Biogen, Inc. *	20,950	5,731,920
Bristol-Myers Squibb Co.	222,361	11,591,679
Celgene Corp. *	76,856	6,694,157
Eli Lilly & Co.	170,481	13,820,895
Gilead Sciences, Inc.	284,087	20,519,604
Johnson & Johnson	448,917	56,783,511
Merck & Co., Inc.	765,892	45,088,062
Mettler-Toledo International, Inc. *	2,600	1,455,818
Mylan N.V. *	82,975	3,216,111
Perrigo Co., plc	18,800	1,469,032
Pfizer, Inc.	1,980,764	72,515,770
Thermo Fisher Scientific, Inc.	36,445	7,666,206
United Therapeutics Corp. *	9,600	1,057,056
Waters Corp. *	8,900	1,676,849
Zoetis, Inc.	28,800	2,404,224
		297,675,381

Real Estate 1.3%
American Tower Corp.	24,165	3,295,139
AvalonBay Communities, Inc.	12,199	1,988,437
Boston Properties, Inc.	24,590	2,985,472
Brixmor Property Group, Inc.	74,900	1,115,261
CBRE Group, Inc., Class A *	42,100	1,907,551
CoreCivic, Inc.	64,100	1,292,256
Crown Castle International Corp.	27,480	2,771,908
Digital Realty Trust, Inc.	21,800	2,304,042
Duke Realty Corp.	47,000	1,273,700
Equinix, Inc.	3,200	1,346,528
Equity Residential	51,445	3,174,671
Essex Property Trust, Inc.	4,900	1,174,481

4
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GGP, Inc.	102,500	2,048,975
HCP, Inc.	108,065	2,524,398
Hospitality Properties Trust	57,361	1,427,142
Host Hotels & Resorts, Inc.	195,978	3,833,330
Iron Mountain, Inc.	79,279	2,690,729
JBG SMITH Properties	10,720	395,246
Jones Lang LaSalle, Inc.	10,800	1,830,708
Kimco Realty Corp.	78,560	1,139,906
Prologis, Inc.	45,400	2,946,914
Public Storage	13,130	2,649,371
Realogy Holdings Corp.	28,600	709,566
Simon Property Group, Inc.	40,111	6,270,954
SL Green Realty Corp.	14,500	1,417,230
The Macerich Co.	18,397	1,060,035
Ventas, Inc.	57,878	2,976,087
Vornado Realty Trust	29,141	1,982,462
Welltower, Inc.	61,500	3,286,560
Weyerhaeuser Co.	107,274	3,945,538
		67,764,597

Retailing 5.1%
Abercrombie & Fitch Co., Class A	106,478	2,727,966
Advance Auto Parts, Inc.	17,445	1,996,580
Amazon.com, Inc. *	8,750	13,703,638
American Eagle Outfitters, Inc.	115,135	2,380,992
Ascena Retail Group, Inc. *	448,200	995,004
AutoNation, Inc. *	37,800	1,745,982
AutoZone, Inc. *	3,601	2,248,897
Bed Bath & Beyond, Inc.	263,305	4,597,305
Best Buy Co., Inc.	143,876	11,010,830
Big Lots, Inc.	36,865	1,564,919
Booking Holdings, Inc. *	3,664	7,980,192
CarMax, Inc. *	52,207	3,262,938
Chico's FAS, Inc.	152,400	1,513,332
Core-Mark Holding Co., Inc.	70,430	1,451,562
Dick's Sporting Goods, Inc.	65,400	2,164,086
Dillard's, Inc., Class A (b)	25,875	1,928,981
Dollar General Corp.	96,800	9,344,104
Dollar Tree, Inc. *	38,481	3,689,943
Expedia Group, Inc.	13,965	1,607,930
Foot Locker, Inc.	79,695	3,433,261
GameStop Corp., Class A (b)	184,390	2,516,924
Genuine Parts Co.	52,600	4,645,632
GNC Holdings, Inc., Class A *(b)	255,400	906,670
Group 1 Automotive, Inc.	17,500	1,143,625
Kohl's Corp.	213,945	13,290,263
L Brands, Inc.	97,220	3,393,950
LKQ Corp. *	53,600	1,662,672
Lowe's Cos., Inc.	290,895	23,978,475
Macy's, Inc.	309,836	9,626,605
Murphy USA, Inc. *	49,200	3,078,444
Nordstrom, Inc.	86,155	4,355,997
O'Reilly Automotive, Inc. *	20,430	5,231,510
Office Depot, Inc.	425,500	974,395
Qurate Retail Group, Inc. QVC Group, Class A *	210,089	4,918,183
Ross Stores, Inc.	63,180	5,108,103
Sally Beauty Holdings, Inc. *	67,300	1,163,617
Signet Jewelers Ltd.	37,300	1,450,224
Target Corp.	406,833	29,536,076
The Gap, Inc.	170,275	4,978,841
The Home Depot, Inc.	232,223	42,914,810
The TJX Cos., Inc.	168,388	14,287,722
Tiffany & Co.	21,935	2,255,576
Tractor Supply Co.	42,400	2,883,200
Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	61,154	2,462,672
Williams-Sonoma, Inc.	39,345	1,880,691
		267,993,319

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	35,065	3,062,928
Applied Materials, Inc.	132,826	6,597,467
Broadcom, Inc.	9,888	2,268,505
First Solar, Inc. *	25,100	1,779,841
Intel Corp.	1,587,296	81,936,220
KLA-Tencor Corp.	37,280	3,792,867
Lam Research Corp.	17,490	3,236,699
Marvell Technology Group Ltd.	136,430	2,736,786
Maxim Integrated Products, Inc.	49,100	2,675,950
Microchip Technology, Inc.	19,380	1,621,331
Micron Technology, Inc. *	185,012	8,506,852
NVIDIA Corp.	17,637	3,966,561
NXP Semiconductors N.V. *	21,700	2,276,330
ON Semiconductor Corp. *	66,600	1,470,528
Qorvo, Inc. *	40,600	2,736,440
QUALCOMM, Inc.	450,335	22,971,588
Skyworks Solutions, Inc.	16,500	1,431,540
Texas Instruments, Inc.	164,109	16,645,576
Xilinx, Inc.	37,920	2,435,981
		172,149,990

Software & Services 7.2%
Accenture plc, Class A	113,865	17,216,388
Activision Blizzard, Inc.	98,970	6,566,659
Adobe Systems, Inc. *	17,207	3,813,071
Akamai Technologies, Inc. *	28,200	2,020,530
Alliance Data Systems Corp.	9,080	1,843,694
Alphabet, Inc., Class A *	17,809	18,139,891
Alphabet, Inc., Class C *	18,174	18,488,955
Amdocs Ltd.	39,600	2,663,100
Autodesk, Inc. *	10,900	1,372,310
Automatic Data Processing, Inc.	56,519	6,673,764
Booz Allen Hamilton Holding Corp.	45,500	1,803,165
Broadridge Financial Solutions, Inc.	17,700	1,897,617
CA, Inc.	113,105	3,936,054
CACI International, Inc., Class A *	9,124	1,378,180
Cars.com, Inc. *	27,710	789,181
Citrix Systems, Inc. *	23,763	2,445,450
Cognizant Technology Solutions Corp., Class A	72,600	5,940,132
eBay, Inc. *	135,327	5,126,187
Electronic Arts, Inc. *	20,608	2,431,332
Facebook, Inc., Class A *	40,350	6,940,200
Fidelity National Information Services, Inc.	45,823	4,351,810
First Data Corp., Class A *	74,500	1,348,450
Fiserv, Inc. *	66,276	4,696,317
Global Payments, Inc.	14,200	1,605,310
IAC/InterActiveCorp *	11,962	1,939,519
International Business Machines Corp.	410,111	59,449,691
Intuit, Inc.	31,422	5,806,471
Leidos Holdings, Inc.	32,500	2,087,475
MasterCard, Inc., Class A	77,038	13,733,564
Microsoft Corp.	1,064,918	99,591,131
Oracle Corp.	698,204	31,886,977
Paychex, Inc.	43,959	2,662,597
PayPal Holdings, Inc. *	47,500	3,543,975
Symantec Corp.	238,045	6,615,271
Teradata Corp. *	60,200	2,463,384

5
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Western Union Co.	202,010	3,989,698
Total System Services, Inc.	21,470	1,804,768
Visa, Inc., Class A	142,412	18,069,235
		377,131,503

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	37,000	3,097,270
Anixter International, Inc. *	15,520	914,128
Apple, Inc.	979,997	161,954,304
Arrow Electronics, Inc. *	59,825	4,471,321
Avnet, Inc.	150,800	5,915,884
CDW Corp.	24,500	1,746,605
Cisco Systems, Inc.	1,095,461	48,517,968
CommScope Holding Co., Inc. *	34,100	1,303,302
Corning, Inc.	335,971	9,077,936
F5 Networks, Inc. *	13,200	2,152,788
FLIR Systems, Inc.	30,200	1,617,210
Hewlett Packard Enterprise Co.	664,200	11,324,610
HP, Inc.	687,711	14,778,909
Jabil, Inc.	110,395	2,936,507
Juniper Networks, Inc.	153,570	3,776,286
Keysight Technologies, Inc. *	27,500	1,421,200
Motorola Solutions, Inc.	86,272	9,475,254
NCR Corp. *	33,500	1,030,795
NetApp, Inc.	84,030	5,594,717
Sanmina Corp. *	42,400	1,250,800
SYNNEX Corp.	13,595	1,361,811
Tech Data Corp. *	38,140	2,908,175
Western Digital Corp.	89,605	7,059,978
Xerox Corp.	150,881	4,745,208
		308,432,966

Telecommunication Services 3.2%
AT&T, Inc.	2,257,594	73,823,324
CenturyLink, Inc.	887,807	16,495,454
Frontier Communications Corp. (b)	391,519	3,249,608
Sprint Corp. *	221,500	1,242,615
T-Mobile US, Inc. *	37,100	2,244,921
Telephone & Data Systems, Inc.	72,727	1,987,629
Verizon Communications, Inc.	1,342,439	66,249,364
Windstream Holdings, Inc.	664,300	1,029,665
		166,322,580

Transportation 2.3%
Alaska Air Group, Inc.	30,800	1,999,844
American Airlines Group, Inc.	143,900	6,177,627
Avis Budget Group, Inc. *	76,390	3,774,430
C.H. Robinson Worldwide, Inc.	50,644	4,660,767
CSX Corp.	186,033	11,048,500
Delta Air Lines, Inc.	45,500	2,376,010
Expeditors International of Washington, Inc.	60,025	3,833,197
FedEx Corp.	73,753	18,231,742
Hertz Global Holdings, Inc. *	193,960	4,247,724
JB Hunt Transport Services, Inc.	17,645	2,072,052
JetBlue Airways Corp. *	91,200	1,750,128
Kansas City Southern	17,787	1,896,628
Kirby Corp. *	18,000	1,535,400
Norfolk Southern Corp.	69,379	9,953,805
Old Dominion Freight Line, Inc.	10,700	1,432,302
Ryder System, Inc.	31,920	2,152,366
Southwest Airlines Co.	30,200	1,595,466
Union Pacific Corp.	199,135	26,610,410
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	27,400	1,850,596
United Parcel Service, Inc., Class B	112,061	12,718,923
		119,917,917

Utilities 3.7%
AES Corp.	613,240	7,506,058
Alliant Energy Corp.	47,950	2,059,453
Ameren Corp.	69,810	4,092,262
American Electric Power Co., Inc.	138,901	9,720,292
American Water Works Co., Inc.	29,450	2,549,781
Atmos Energy Corp.	21,060	1,829,903
CenterPoint Energy, Inc.	134,870	3,416,257
CMS Energy Corp.	69,105	3,261,065
Consolidated Edison, Inc.	86,802	6,955,444
Dominion Energy, Inc.	116,950	7,784,192
DTE Energy Co.	46,430	4,893,722
Duke Energy Corp.	200,477	16,070,236
Edison International	86,976	5,698,668
Entergy Corp.	77,770	6,345,254
Eversource Energy	70,115	4,224,429
Exelon Corp.	377,523	14,980,113
FirstEnergy Corp.	235,365	8,096,556
Great Plains Energy, Inc.	53,570	1,753,346
MDU Resources Group, Inc.	61,458	1,731,272
National Fuel Gas Co.	20,445	1,049,851
NextEra Energy, Inc.	78,559	12,876,606
NiSource, Inc.	58,035	1,415,474
NRG Energy, Inc.	124,482	3,858,942
OGE Energy Corp.	55,784	1,833,620
PG&E Corp.	153,921	7,095,758
Pinnacle West Capital Corp.	30,085	2,421,842
PPL Corp.	214,475	6,241,222
Public Service Enterprise Group, Inc.	164,022	8,553,747
SCANA Corp.	52,559	1,932,594
Sempra Energy	52,945	5,919,251
The Southern Co.	279,006	12,867,757
UGI Corp.	48,280	2,336,269
Vectren Corp.	20,100	1,412,427
WEC Energy Group, Inc.	53,586	3,444,508
Westar Energy, Inc.	34,570	1,873,003
Xcel Energy, Inc.	127,845	5,988,260
		194,089,434
Total Common Stock
(Cost $3,608,809,465)		5,269,048,697

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	11,636,225	11,636,225
Total Other Investment Company
(Cost $11,636,225)		11,636,225

6
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	47	6,220,450	(51,003)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,078,993.
(c)	The rate shown is the 7-day yield.
7
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	128,800	1,975,792
Cooper-Standard Holding, Inc. *	23,600	2,921,680
Dorman Products, Inc. *	17,700	1,137,402
Gentex Corp.	183,200	4,165,968
Gentherm, Inc. *	26,800	905,840
LCI Industries	17,195	1,638,684
Modine Manufacturing Co. *	70,000	1,204,000
Standard Motor Products, Inc.	26,500	1,201,775
Superior Industries International, Inc.	81,900	1,076,985
Tower International, Inc.	34,400	1,014,800
Winnebago Industries, Inc.	24,500	928,550
		18,171,476

Banks 6.0%
Associated Banc-Corp.	86,200	2,279,990
BancorpSouth Bank	31,200	1,031,160
Bank of Hawaii Corp.	26,900	2,265,249
Bank of the Ozarks, Inc.	20,400	954,720
BankUnited, Inc.	59,200	2,344,912
BOK Financial Corp.	16,200	1,631,016
Capitol Federal Financial, Inc.	101,686	1,268,024
Cathay General Bancorp	26,400	1,056,264
Chemical Financial Corp.	14,200	779,438
Columbia Banking System, Inc.	25,600	1,029,376
Commerce Bancshares, Inc.	47,108	2,992,300
Community Bank System, Inc.	18,300	1,029,375
Cullen/Frost Bankers, Inc.	25,500	2,918,475
CVB Financial Corp.	40,280	892,202
East West Bancorp, Inc.	60,400	4,023,848
F.N.B. Corp.	127,800	1,661,400
First Citizens BancShares, Inc., Class A	3,500	1,513,015
First Commonwealth Financial Corp.	56,900	861,466
First Financial Bancorp	38,200	1,182,290
First Financial Bankshares, Inc.	18,600	921,630
First Horizon National Corp.	94,300	1,725,690
First Midwest Bancorp, Inc.	32,300	785,213
First Republic Bank	37,800	3,510,486
Fulton Financial Corp.	125,000	2,112,500
Glacier Bancorp, Inc.	31,880	1,180,516
Great Western Bancorp, Inc.	26,500	1,090,210
Hancock Holding Co.	40,300	1,968,655
Home BancShares, Inc.	32,500	755,300
IBERIABANK Corp.	13,200	989,340
International Bancshares Corp.	33,800	1,345,240
Investors Bancorp, Inc.	88,500	1,183,245
MB Financial, Inc.	29,145	1,242,160
National Bank Holdings Corp., Class A	26,600	935,788
NBT Bancorp, Inc.	26,055	952,050
Northwest Bancshares, Inc.	88,192	1,463,987
Ocwen Financial Corp. *	411,000	1,668,660
OFG Bancorp	72,100	973,350
Old National Bancorp	77,725	1,336,870
PacWest Bancorp	39,700	2,034,228
Security	Number of Shares	Value ($)
Park National Corp.	10,000	1,078,800
Popular, Inc.	82,500	3,818,925
Prosperity Bancshares, Inc.	26,900	1,930,613
Provident Financial Services, Inc.	30,500	796,660
Radian Group, Inc.	89,600	1,281,280
Signature Bank *	12,510	1,590,647
SVB Financial Group *	13,200	3,954,852
Synovus Financial Corp.	58,100	3,036,887
TCF Financial Corp.	105,100	2,609,633
Texas Capital Bancshares, Inc. *	11,400	1,124,610
The Bank of N.T. Butterfield & Son Ltd.	20,300	963,235
Trustmark Corp.	46,700	1,462,177
UMB Financial Corp.	16,901	1,294,279
Umpqua Holdings Corp.	104,100	2,452,596
Union Bankshares Corp.	22,300	843,163
United Bankshares, Inc.	37,395	1,269,560
Valley National Bancorp	161,300	2,024,315
Washington Federal, Inc.	68,800	2,184,400
Webster Financial Corp.	39,700	2,389,543
Westamerica Bancorp	18,070	1,008,487
Western Alliance Bancorp *	13,700	808,026
Wintrust Financial Corp.	17,540	1,568,953
Zions Bancorp	69,000	3,777,750
		103,159,029

Capital Goods 12.0%
A.O. Smith Corp.	56,600	3,472,410
AAR Corp.	64,880	2,809,304
Actuant Corp., Class A	114,200	2,689,410
Acuity Brands, Inc.	19,100	2,287,607
Aegion Corp. *	55,715	1,264,173
Air Lease Corp.	48,000	2,001,120
Aircastle Ltd.	60,600	1,187,760
Alamo Group, Inc.	8,100	886,707
Albany International Corp., Class A	18,000	1,064,700
Allegion plc	22,300	1,721,114
Altra Industrial Motion Corp.	21,000	874,650
American Woodmark Corp. *	7,000	575,400
Apogee Enterprises, Inc.	24,695	1,015,211
Applied Industrial Technologies, Inc.	53,320	3,409,814
Armstrong Flooring, Inc. *	82,500	1,018,875
Armstrong World Industries, Inc. *	48,600	2,721,600
Astec Industries, Inc.	24,350	1,352,886
Atkore International Group, Inc. *	36,800	653,936
AZZ, Inc.	24,300	1,082,565
Babcock & Wilcox Enterprises, Inc. *	529,200	1,206,576
Barnes Group, Inc.	32,165	1,786,122
Beacon Roofing Supply, Inc. *	46,380	2,270,301
BMC Stock Holdings, Inc. *	36,300	626,175
Briggs & Stratton Corp.	85,800	1,546,974
BWX Technologies, Inc.	42,800	2,901,840
Chart Industries, Inc. *	31,110	1,765,181
CIRCOR International, Inc.	24,190	1,024,930
Colfax Corp. *	83,000	2,573,830
Comfort Systems USA, Inc.	33,700	1,422,140
Crane Co.	35,000	2,927,400
Cubic Corp.	32,290	1,993,907
Curtiss-Wright Corp.	30,500	3,905,220

8
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dycom Industries, Inc. *	17,470	1,814,434
Encore Wire Corp.	39,440	2,076,516
EnerSys	52,500	3,599,400
EnPro Industries, Inc.	15,070	1,132,511
ESCO Technologies, Inc.	17,200	960,620
Esterline Technologies Corp. *	36,200	2,600,970
Federal Signal Corp.	54,100	1,171,806
Franklin Electric Co., Inc.	37,760	1,548,160
GATX Corp.	59,200	3,862,208
Generac Holdings, Inc. *	71,300	3,209,213
General Cable Corp.	102,400	3,036,160
Gibraltar Industries, Inc. *	24,000	843,600
Global Brass & Copper Holdings, Inc.	27,100	813,000
Graco, Inc.	77,520	3,410,105
Granite Construction, Inc.	42,600	2,231,388
Griffon Corp.	53,200	1,058,680
H&E Equipment Services, Inc.	52,020	1,682,847
Harsco Corp. *	114,100	2,333,345
HD Supply Holdings, Inc. *	74,300	2,876,153
HEICO Corp.	4,625	406,306
HEICO Corp., Class A	10,481	756,204
Herc Holdings, Inc. *	40,000	2,106,000
Hexcel Corp.	59,085	3,927,380
Hillenbrand, Inc.	47,700	2,210,895
Hyster-Yale Materials Handling, Inc.	20,600	1,466,720
ITT, Inc.	61,100	2,987,179
Kaman Corp.	30,280	1,836,179
Kennametal, Inc.	97,000	3,535,650
KLX, Inc. *	30,700	2,401,661
Lennox International, Inc.	15,600	3,016,572
Lindsay Corp.	13,500	1,186,110
Masonite International Corp. *	21,300	1,292,910
MasTec, Inc. *	60,310	2,653,640
Meritor, Inc. *	41,500	808,005
Moog, Inc., Class A *	44,300	3,631,271
MRC Global, Inc. *	219,400	4,109,362
Mueller Industries, Inc.	120,000	3,261,600
Mueller Water Products, Inc., Class A	95,600	935,924
MYR Group, Inc. *	38,700	1,161,000
National Presto Industries, Inc.	8,800	842,600
NOW, Inc. *	333,600	4,046,568
Orbital ATK, Inc.	22,900	3,031,502
Primoris Services Corp.	50,700	1,297,413
Quanex Building Products Corp.	57,150	980,123
Raven Industries, Inc.	28,630	1,047,858
RBC Bearings, Inc. *	8,000	931,040
Rexnord Corp. *	76,900	2,115,519
Rush Enterprises, Inc., Class A *	51,960	2,121,527
Sensata Technologies Holding plc *	78,100	3,961,232
Simpson Manufacturing Co., Inc.	30,385	1,661,452
SPX Corp. *	43,000	1,360,520
SPX FLOW, Inc. *	68,900	3,100,500
Standex International Corp.	10,300	998,585
Teledyne Technologies, Inc. *	21,700	4,059,853
Tennant Co.	19,080	1,411,920
Textainer Group Holdings Ltd. *	58,800	1,011,360
The Greenbrier Cos., Inc.	41,120	1,803,112
The Middleby Corp. *	16,724	2,104,548
The Toro Co.	51,440	3,003,582
Titan International, Inc.	105,375	1,085,363
TriMas Corp. *	40,200	1,089,420
Triton International Ltd.	35,800	1,110,158
Triumph Group, Inc.	126,600	2,994,090
Tutor Perini Corp. *	86,100	1,777,965
Univar, Inc. *	73,500	2,025,660
Universal Forest Products, Inc.	90,110	2,872,707
USG Corp. *	41,400	1,665,522
Veritiv Corp. *	56,800	2,161,240
Security	Number of Shares	Value ($)
Wabash National Corp.	79,700	1,598,782
Watts Water Technologies, Inc., Class A	22,555	1,680,348
Welbilt, Inc. *	111,400	2,134,424
Woodward, Inc.	40,800	2,935,152
		208,013,167

Commercial & Professional Services 5.5%
ACCO Brands Corp.	126,400	1,523,120
ASGN, Inc. *	27,000	2,177,010
Brady Corp., Class A	43,700	1,590,680
CBIZ, Inc. *	49,800	926,280
Cimpress N.V. *	11,620	1,671,072
Clean Harbors, Inc. *	51,530	2,360,074
Copart, Inc. *	100,200	5,118,216
CoStar Group, Inc. *	2,900	1,063,314
Covanta Holding Corp.	173,900	2,591,110
Deluxe Corp.	47,400	3,248,796
Ennis, Inc.	45,300	810,870
Essendant, Inc.	343,000	2,551,920
Exponent, Inc.	11,500	993,600
FTI Consulting, Inc. *	62,600	3,655,840
Healthcare Services Group, Inc.	35,055	1,354,175
Herman Miller, Inc.	58,610	1,799,327
HNI Corp.	62,300	2,080,197
Huron Consulting Group, Inc. *	30,361	1,137,019
ICF International, Inc.	19,100	1,281,610
IHS Markit Ltd. *	69,200	3,399,796
Insperity, Inc.	27,820	2,232,555
Interface, Inc.	52,785	1,161,270
KAR Auction Services, Inc.	82,800	4,304,772
Kelly Services, Inc., Class A	129,800	3,797,948
Kforce, Inc.	61,800	1,640,790
Kimball International, Inc., Class B	47,600	786,352
Knoll, Inc.	46,900	894,383
Korn/Ferry International	31,830	1,701,632
Matthews International Corp., Class A	20,315	998,482
McGrath RentCorp	24,925	1,468,830
Mobile Mini, Inc.	28,400	1,192,800
MSA Safety, Inc.	19,625	1,704,235
Navigant Consulting, Inc. *	65,625	1,403,719
Quad Graphics, Inc.	86,600	2,139,886
Resources Connection, Inc.	84,360	1,320,234
Rollins, Inc.	27,333	1,326,197
RR Donnelley & Sons Co.	431,200	3,643,640
Steelcase, Inc., Class A	165,300	2,190,225
Stericycle, Inc. *	48,700	2,859,177
Team, Inc. *(a)	58,200	986,490
Tetra Tech, Inc.	54,495	2,637,558
The Brink's Co.	27,600	2,036,880
TransUnion *	24,000	1,557,840
TrueBlue, Inc. *	66,130	1,762,365
UniFirst Corp.	12,805	2,056,483
Verisk Analytics, Inc. *	42,000	4,470,900
Viad Corp.	21,965	1,114,724
		94,724,393

Consumer Durables & Apparel 3.6%
American Outdoor Brands Corp. *	82,100	903,100
Brunswick Corp.	70,000	4,191,600
Callaway Golf Co.	52,800	911,328
Columbia Sportswear Co.	21,460	1,781,395
Crocs, Inc. *	130,060	2,054,948
Deckers Outdoor Corp. *	50,550	4,714,293
Ethan Allen Interiors, Inc.	34,800	767,340
G-III Apparel Group Ltd. *	80,800	2,948,392
GoPro, Inc., Class A *(a)	148,700	752,422

9
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Helen of Troy Ltd. *	25,830	2,302,744
Iconix Brand Group, Inc. *(a)	590,300	478,556
iRobot Corp. *	10,300	601,108
KB Home	48,400	1,285,020
La-Z-Boy, Inc.	73,620	2,120,256
lululemon Athletica, Inc. *	46,500	4,640,700
M.D.C. Holdings, Inc.	48,553	1,408,523
M/I Homes, Inc. *	27,100	826,008
Meritage Homes Corp. *	38,300	1,704,350
Movado Group, Inc.	27,900	1,100,655
Oxford Industries, Inc.	18,700	1,440,648
Skechers U.S.A., Inc., Class A *	73,335	2,090,047
Steven Madden Ltd.	64,122	3,093,886
Sturm, Ruger & Co., Inc. (a)	27,000	1,491,750
Taylor Morrison Home Corp., Class A *	52,300	1,242,648
Tempur Sealy International, Inc. *	38,615	1,728,021
Toll Brothers, Inc.	64,900	2,736,184
TopBuild Corp. *	27,900	2,223,630
TRI Pointe Group, Inc. *	71,900	1,230,209
Under Armour, Inc., Class A *(a)	92,960	1,650,970
Under Armour, Inc., Class C *	98,188	1,507,186
Unifi, Inc. *	24,200	716,562
Universal Electronics, Inc. *	14,500	671,350
Vista Outdoor, Inc. *	150,600	2,522,550
Wolverine World Wide, Inc.	86,580	2,593,937
		62,432,316

Consumer Services 5.4%
American Public Education, Inc. *	31,600	1,273,480
Ascent Capital Group, Inc., Class A *	122,200	422,812
BJ's Restaurants, Inc.	31,500	1,759,275
Bloomin' Brands, Inc.	120,200	2,843,932
Boyd Gaming Corp.	37,900	1,258,659
Bright Horizons Family Solutions, Inc. *	18,700	1,774,256
Caesars Entertainment Corp. *	67,200	762,720
Capella Education Co.	16,100	1,477,175
Career Education Corp. *	123,300	1,599,201
Choice Hotels International, Inc.	21,840	1,748,292
Churchill Downs, Inc.	6,000	1,647,600
Cracker Barrel Old Country Store, Inc. (a)	15,720	2,587,355
Dave & Buster's Entertainment, Inc. *	15,000	637,350
Dine Brands Global, Inc.	32,730	2,596,798
Domino's Pizza, Inc.	19,500	4,713,735
Dunkin' Brands Group, Inc.	42,500	2,590,800
Extended Stay America, Inc.	148,800	2,913,504
Fiesta Restaurant Group, Inc. *	38,100	800,100
Graham Holdings Co., Class B	5,300	3,196,165
Grand Canyon Education, Inc. *	14,500	1,507,855
Hilton Grand Vacations, Inc. *	20,000	860,000
Hilton Worldwide Holdings, Inc.	54,100	4,265,244
Houghton Mifflin Harcourt Co. *	177,800	1,209,040
Hyatt Hotels Corp., Class A	28,700	2,206,169
ILG, Inc.	31,900	1,088,747
International Speedway Corp., Class A	21,550	885,705
Jack in the Box, Inc.	28,400	2,547,480
K12, Inc. *	61,000	933,300
La Quinta Holdings, Inc. *	65,500	1,279,870
Marriott Vacations Worldwide Corp.	14,400	1,765,584
Norwegian Cruise Line Holdings Ltd. *	56,700	3,031,749
Penn National Gaming, Inc. *	73,000	2,212,630
Pinnacle Entertainment, Inc. *	90,700	2,913,284
Red Robin Gourmet Burgers, Inc. *	24,780	1,545,033
Red Rock Resorts, Inc., Class A	40,400	1,219,676
Regis Corp. *	126,800	1,980,616
SeaWorld Entertainment, Inc. *(a)	165,300	2,494,377
ServiceMaster Global Holdings, Inc. *	37,000	1,872,200
Six Flags Entertainment Corp.	58,600	3,705,864
Security	Number of Shares	Value ($)
Sonic Corp.	36,600	948,306
Sotheby's *	33,320	1,759,296
Strayer Education, Inc.	14,900	1,565,543
Texas Roadhouse, Inc.	47,310	3,031,625
The Cheesecake Factory, Inc.	64,835	3,368,178
Vail Resorts, Inc.	9,260	2,123,411
Weight Watchers International, Inc. *	49,992	3,501,939
		92,425,930

Diversified Financials 4.2%
BGC Partners, Inc., Class A	95,800	1,279,888
Cannae Holdings, Inc. *	237,100	4,898,486
Capstead Mortgage Corp.	115,650	1,017,720
Cboe Global Markets, Inc.	29,700	3,171,366
Chimera Investment Corp.	150,700	2,635,743
Credit Acceptance Corp. *	7,600	2,514,384
CYS Investments, Inc.	146,200	1,048,254
Donnelley Financial Solutions, Inc. *	61,900	1,138,960
E*TRADE Financial Corp. *	76,500	4,642,020
Eaton Vance Corp.	66,700	3,627,813
Encore Capital Group, Inc. *	18,300	816,180
Enova International, Inc. *	53,600	1,570,480
Evercore, Inc., Class A	22,500	2,278,125
EZCORP, Inc., Class A *	113,300	1,552,210
FactSet Research Systems, Inc.	15,165	2,867,853
Federated Investors, Inc., Class B	94,800	2,509,356
FirstCash, Inc.	22,090	1,915,203
Greenhill & Co., Inc.	65,535	1,330,361
Invesco Mortgage Capital, Inc.	110,200	1,788,546
Lazard Ltd., Class A	67,700	3,684,234
MarketAxess Holdings, Inc.	5,300	1,052,739
MFA Financial, Inc.	301,400	2,266,528
Morningstar, Inc.	14,000	1,520,120
Nelnet, Inc., Class A	25,540	1,348,767
New Residential Investment Corp.	167,500	2,927,900
New York Mortgage Trust, Inc. (a)	147,000	890,820
OneMain Holdings, Inc. *	43,500	1,341,975
PennyMac Mortgage Investment Trust	99,500	1,750,205
PRA Group, Inc. *	51,800	1,844,080
Redwood Trust, Inc.	81,900	1,256,346
Resource Capital Corp.	75,300	734,928
Starwood Property Trust, Inc.	140,000	2,934,400
Stifel Financial Corp.	29,560	1,722,757
Two Harbors Investment Corp.	139,950	2,135,637
Western Asset Mortgage Capital Corp.	77,900	775,105
World Acceptance Corp. *	19,660	2,015,150
		72,804,639

Energy 5.4%
Antero Resources Corp. *	127,800	2,428,200
Archrock, Inc.	155,300	1,677,240
Basic Energy Services, Inc. *	39,600	640,728
Bristow Group, Inc.	200,200	3,213,210
California Resources Corp. *	168,500	4,288,325
CARBO Ceramics, Inc. *(a)	153,280	1,354,995
Cimarex Energy Co.	35,300	3,550,827
Cloud Peak Energy, Inc. *	526,000	1,677,940
Continental Resources, Inc. *	40,100	2,649,006
CVR Energy, Inc. (a)	65,600	2,263,200
Denbury Resources, Inc. *	1,175,400	3,867,066
Dril-Quip, Inc. *	54,885	2,274,983
Energen Corp. *	60,600	3,965,664
Exterran Corp. *	69,400	2,032,726
Forum Energy Technologies, Inc. *	115,500	1,455,300
Golar LNG Ltd.	41,400	1,331,010
Green Plains, Inc.	138,900	2,583,540

10
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Helix Energy Solutions Group, Inc. *	193,800	1,496,136
HighPoint Resources Corp. *	221,700	1,531,947
Kosmos Energy Ltd. *	133,800	941,952
Matrix Service Co. *	71,400	1,099,560
McDermott International, Inc. *	388,400	2,563,440
Newfield Exploration Co. *	57,500	1,713,500
Newpark Resources, Inc. *	171,740	1,803,270
Nordic American Tankers Ltd. (a)	298,085	560,400
Oasis Petroleum, Inc. *	234,800	2,589,844
Oil States International, Inc. *	145,900	5,245,105
Pacific Ethanol, Inc. *	184,600	646,100
PDC Energy, Inc. *	22,655	1,212,949
Pioneer Energy Services Corp. *	500,200	1,725,690
Range Resources Corp.	212,300	2,940,355
Renewable Energy Group, Inc. *	100,900	1,301,610
REX American Resources Corp. *	10,700	800,146
Rowan Cos. plc, Class A *	254,600	3,676,424
RPC, Inc. (a)	62,900	1,132,829
Scorpio Tankers, Inc.	311,600	828,856
SEACOR Holdings, Inc. *	32,900	1,804,236
SEACOR Marine Holdings, Inc. *	45,757	1,083,983
SemGroup Corp., Class A	62,700	1,576,905
Ship Finance International Ltd.	83,100	1,184,175
Southwestern Energy Co. *	271,100	1,111,510
Stone Energy Corp. *	35,200	1,253,120
Teekay Corp. (a)	274,600	2,421,972
Unit Corp. *	89,100	2,020,788
US Silica Holdings, Inc.	31,800	957,498
W&T Offshore, Inc. *	445,700	2,718,770
WPX Energy, Inc. *	169,800	2,901,882
		94,098,912

Food & Staples Retailing 1.1%
Ingles Markets, Inc., Class A	60,500	2,072,125
Performance Food Group Co. *	100,100	3,248,245
PriceSmart, Inc.	23,540	2,062,104
SpartanNash, Co.	142,000	2,581,560
Sprouts Farmers Market, Inc. *	110,100	2,755,803
SUPERVALU, Inc. *	122,271	2,140,965
The Andersons, Inc.	88,437	2,887,468
Weis Markets, Inc.	31,200	1,435,824
		19,184,094

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc. (a)	40,400	919,100
Cal-Maine Foods, Inc. *	47,900	2,332,730
Calavo Growers, Inc.	10,200	955,740
Darling Ingredients, Inc. *	171,020	2,931,283
Dean Foods Co.	228,200	1,964,802
Flowers Foods, Inc.	202,250	4,572,872
Fresh Del Monte Produce, Inc.	66,100	3,248,815
J&J Snack Foods Corp.	10,535	1,447,614
Lancaster Colony Corp.	15,065	1,892,013
Pilgrim's Pride Corp. *	70,200	1,516,320
Pinnacle Foods, Inc.	59,600	3,599,840
Post Holdings, Inc. *	13,800	1,098,066
Sanderson Farms, Inc.	28,700	3,190,292
The Boston Beer Co., Inc., Class A *	7,400	1,658,710
The Hain Celestial Group, Inc. *	60,340	1,757,704
TreeHouse Foods, Inc. *	54,785	2,109,223
Universal Corp.	58,100	2,733,605
Vector Group Ltd.	68,841	1,342,400
		39,271,129

Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	23,500	836,130
Align Technology, Inc. *	7,300	1,823,905
Allscripts Healthcare Solutions, Inc. *	135,300	1,572,186
Amedisys, Inc. *	17,670	1,167,810
AMN Healthcare Services, Inc. *	22,100	1,477,385
Analogic Corp.	13,365	1,110,631
athenahealth, Inc. *	5,800	710,326
Brookdale Senior Living, Inc. *	287,500	2,081,500
Chemed Corp.	12,195	3,758,743
CONMED Corp.	20,795	1,352,299
Diplomat Pharmacy, Inc. *	54,200	1,181,018
Encompass Health Corp.	61,700	3,752,594
Envision Healthcare Corp. *	53,399	1,984,841
Globus Medical, Inc., Class A *	23,800	1,218,322
Haemonetics Corp. *	25,900	2,021,236
Halyard Health, Inc. *	44,100	2,089,017
Hill-Rom Holdings, Inc.	31,300	2,686,479
HMS Holdings Corp. *	50,900	916,709
Hologic, Inc. *	72,400	2,808,396
IDEXX Laboratories, Inc. *	8,400	1,633,716
Integra LifeSciences Holdings Corp. *	15,200	936,776
Invacare Corp.	76,965	1,400,763
Kindred Healthcare, Inc. *	357,622	3,182,836
LHC Group, Inc. *	12,200	907,924
LivaNova plc *	13,100	1,163,018
Masimo Corp. *	14,600	1,310,058
Meridian Bioscience, Inc.	51,200	747,520
Molina Healthcare, Inc. *	43,257	3,601,145
NuVasive, Inc. *	14,500	771,545
Premier, Inc., Class A *	25,800	851,142
Quality Systems, Inc. *	61,300	823,259
Select Medical Holdings Corp. *	169,600	3,061,280
STERIS plc	36,300	3,431,076
Teleflex, Inc.	12,800	3,428,864
The Cooper Cos., Inc.	14,000	3,201,940
The Ensign Group, Inc.	40,400	1,125,948
Triple-S Management Corp., Class B *	80,600	2,285,010
West Pharmaceutical Services, Inc.	25,680	2,265,233
		70,678,580

Household & Personal Products 0.7%
Central Garden & Pet Co. *	8,200	307,418
Central Garden & Pet Co., Class A *	25,300	898,150
Coty, Inc., Class A	94,400	1,637,840
Edgewell Personal Care Co. *	56,100	2,471,205
Energizer Holdings, Inc.	36,100	2,070,696
HRG Group, Inc. *	94,600	1,063,304
Spectrum Brands Holdings, Inc.	13,100	944,510
USANA Health Sciences, Inc. *	11,700	1,234,935
WD-40 Co.	8,015	1,057,179
		11,685,237

Insurance 3.0%
Ambac Financial Group, Inc. *	92,600	1,576,978
American Equity Investment Life Holding Co.	101,115	3,053,673
American National Insurance Co.	8,100	977,427
AmTrust Financial Services, Inc.	110,500	1,424,345
Argo Group International Holdings Ltd.	31,800	1,858,710
Aspen Insurance Holdings Ltd.	77,500	3,289,875
Athene Holding Ltd., Class A *	19,900	975,100
Brown & Brown, Inc.	122,000	3,322,060
CNA Financial Corp.	22,900	1,155,534
Employers Holdings, Inc.	20,700	846,630

11
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Erie Indemnity Co., Class A	32,100	3,748,317
Horace Mann Educators Corp.	27,990	1,251,153
Infinity Property & Casualty Corp.	12,065	1,592,580
James River Group Holdings Ltd.	25,900	940,688
Kemper Corp.	45,800	3,091,500
Maiden Holdings Ltd.	140,000	1,071,000
MBIA, Inc. *(a)	229,700	1,957,044
Mercury General Corp.	34,700	1,586,831
Primerica, Inc.	42,900	4,150,575
ProAssurance Corp.	61,400	2,904,220
RLI Corp.	33,000	2,088,240
Safety Insurance Group, Inc.	13,505	1,080,400
Selective Insurance Group, Inc.	28,800	1,704,960
Stewart Information Services Corp.	38,900	1,622,519
The Hanover Insurance Group, Inc.	36,900	4,237,965
Universal Insurance Holdings, Inc.	29,500	957,275
		52,465,599

Materials 6.4%
A. Schulman, Inc.	41,933	1,798,926
AdvanSix, Inc. *	53,900	1,930,698
AK Steel Holding Corp. *	171,700	788,103
AptarGroup, Inc.	45,500	4,254,250
Axalta Coating Systems Ltd. *	100,400	3,102,360
Balchem Corp.	9,000	794,160
Berry Global Group, Inc. *	45,600	2,508,000
Boise Cascade Co.	80,300	3,340,480
Cabot Corp.	70,300	3,926,958
Carpenter Technology Corp.	66,600	3,547,116
Century Aluminum Co. *	64,200	1,121,574
Clearwater Paper Corp. *	49,460	1,169,729
Compass Minerals International, Inc.	37,430	2,519,039
Eagle Materials, Inc.	16,070	1,590,287
Ferro Corp. *	37,030	815,030
GCP Applied Technologies, Inc. *	68,300	1,956,795
Greif, Inc., Class A	51,900	3,037,188
H.B. Fuller Co.	44,180	2,185,585
Haynes International, Inc.	20,700	865,467
Hecla Mining Co.	200,900	769,447
Ingevity Corp. *	19,000	1,459,770
Innophos Holdings, Inc.	39,950	1,653,131
Innospec, Inc.	21,980	1,597,946
Kaiser Aluminum Corp.	20,380	2,008,245
KapStone Paper & Packaging Corp.	79,200	2,726,064
Kraton Corp. *	29,300	1,338,131
Louisiana-Pacific Corp.	62,700	1,776,291
Materion Corp.	36,560	1,855,420
Minerals Technologies, Inc.	23,720	1,637,866
Neenah, Inc.	13,200	1,029,600
NewMarket Corp.	7,095	2,692,907
Olin Corp.	98,100	2,961,639
Olympic Steel, Inc.	42,700	1,001,315
P.H. Glatfelter Co.	100,145	2,092,029
Platform Specialty Products Corp. *	111,200	1,119,784
PolyOne Corp.	89,200	3,733,020
Quaker Chemical Corp.	7,000	1,028,930
Rayonier Advanced Materials, Inc.	73,400	1,570,760
Royal Gold, Inc.	14,300	1,269,840
Schnitzer Steel Industries, Inc., Class A	98,810	2,909,955
Schweitzer-Mauduit International, Inc.	36,372	1,419,599
Sensient Technologies Corp.	39,500	2,632,675
Silgan Holdings, Inc.	99,100	2,781,737
Southern Copper Corp.	81,300	4,293,453
Stepan Co.	22,330	1,570,246
Summit Materials, Inc., Class A *	33,052	930,083
SunCoke Energy, Inc. *	113,800	1,307,562
The Scotts Miracle-Gro Co.	31,000	2,590,980
Security	Number of Shares	Value ($)
TimkenSteel Corp. *	110,300	1,851,937
Trinseo S.A.	34,300	2,502,185
Tronox Ltd., Class A	83,100	1,427,658
W.R. Grace & Co.	38,300	2,621,252
Westlake Chemical Corp.	28,000	2,995,160
Worthington Industries, Inc.	55,200	2,458,056
		110,866,418

Media 1.9%
AMC Entertainment Holdings, Inc., Class A	77,500	1,352,375
AMC Networks, Inc., Class A *	35,200	1,830,400
Cable One, Inc.	2,130	1,352,805
Cinemark Holdings, Inc.	99,800	3,909,166
Gannett Co., Inc.	388,400	3,755,828
John Wiley & Sons, Inc., Class A	42,700	2,816,065
Liberty Broadband Corp., Class A *	1,000	70,480
Liberty Broadband Corp., Class C *	7,300	517,497
Lions Gate Entertainment Corp., Class A	10,600	263,834
Lions Gate Entertainment Corp., Class B	21,755	500,800
Live Nation Entertainment, Inc. *	61,700	2,435,299
Meredith Corp.	37,200	1,926,960
National CineMedia, Inc.	190,700	1,090,804
New Media Investment Group, Inc.	63,800	1,057,804
Nexstar Media Group, Inc., Class A	13,600	846,600
Scholastic Corp.	52,800	2,185,920
Sinclair Broadcast Group, Inc., Class A	59,119	1,676,024
Sirius XM Holdings, Inc. (a)	486,400	3,078,912
The Madison Square Garden Co., Class A *	5,000	1,215,100
The New York Times Co., Class A	68,700	1,611,015
		33,493,688

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	31,700	3,728,871
Bio-Rad Laboratories, Inc., Class A *	10,100	2,562,471
Bio-Techne Corp.	11,765	1,775,456
Bruker Corp.	43,100	1,272,743
Catalent, Inc. *	34,600	1,422,406
Charles River Laboratories International, Inc. *	25,700	2,677,683
Endo International plc *	194,800	1,116,204
Illumina, Inc. *	17,260	4,158,452
Impax Laboratories, Inc. *	54,900	1,032,120
IQVIA Holdings, Inc. *	26,226	2,511,402
Mallinckrodt plc *	112,221	1,458,873
Myriad Genetics, Inc. *	90,300	2,554,587
PDL BioPharma, Inc. *	778,050	2,271,906
PerkinElmer, Inc.	51,200	3,756,032
PRA Health Sciences, Inc. *	9,800	805,266
Prestige Brands Holdings, Inc. *	23,400	688,896
QIAGEN N.V. *	78,455	2,566,263
Regeneron Pharmaceuticals, Inc. *	8,900	2,702,752
Syneos Health, Inc. *	16,400	624,840
Vertex Pharmaceuticals, Inc. *	5,000	765,800
		40,453,023

Real Estate 10.5%
Acadia Realty Trust	30,700	724,520
Alexandria Real Estate Equities, Inc.	26,000	3,238,820
Altisource Portfolio Solutions S.A. *(a)	37,500	1,026,750
American Campus Communities, Inc.	64,760	2,532,764
American Homes 4 Rent, Class A	35,700	721,140
Apartment Investment & Management Co., Class A	77,900	3,162,740

12
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	159,300	2,865,807
Ashford Hospitality Trust, Inc.	180,000	1,238,400
Brandywine Realty Trust	135,900	2,189,349
Camden Property Trust	46,100	3,936,940
CBL & Associates Properties, Inc.	482,200	2,015,596
Chesapeake Lodging Trust	45,500	1,344,070
Columbia Property Trust, Inc.	140,300	2,996,808
Corporate Office Properties Trust	70,200	1,931,202
CubeSmart	56,100	1,651,584
CyrusOne, Inc.	16,400	878,876
DCT Industrial Trust, Inc.	26,250	1,721,212
DDR Corp.	367,400	2,663,650
DiamondRock Hospitality Co.	188,300	2,080,715
Douglas Emmett, Inc.	57,400	2,139,298
EastGroup Properties, Inc.	11,850	1,063,893
Education Realty Trust, Inc.	23,900	786,549
EPR Properties	24,300	1,336,986
Equity Commonwealth *	86,100	2,668,239
Equity LifeStyle Properties, Inc.	26,640	2,375,222
Extra Space Storage, Inc.	33,065	2,962,293
Federal Realty Investment Trust	26,800	3,104,780
First Industrial Realty Trust, Inc.	38,800	1,207,068
Forest City Realty Trust, Inc., Class A	51,200	1,027,072
Franklin Street Properties Corp.	106,300	827,014
Front Yard Residential Corp.	88,800	872,016
Gaming & Leisure Properties, Inc.	57,800	1,980,806
Government Properties Income Trust	65,300	815,597
Gramercy Property Trust	39,100	918,850
Healthcare Realty Trust, Inc.	56,200	1,564,046
Healthcare Trust of America, Inc., Class A	59,700	1,491,903
Hersha Hospitality Trust	52,625	988,298
Highwoods Properties, Inc.	52,400	2,306,648
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	25,700	844,759
Investors Real Estate Trust	159,000	847,470
Kilroy Realty Corp.	30,200	2,164,434
Kite Realty Group Trust	46,000	677,120
Lamar Advertising Co., Class A	44,100	2,809,611
LaSalle Hotel Properties	102,840	3,040,979
Lexington Realty Trust	199,200	1,601,568
Liberty Property Trust	86,800	3,629,976
Life Storage, Inc.	17,870	1,580,423
Mack-Cali Realty Corp.	110,000	1,888,700
Medical Properties Trust, Inc.	103,500	1,322,730
Mid-America Apartment Communities, Inc.	33,476	3,061,715
National Health Investors, Inc.	9,800	669,046
National Retail Properties, Inc.	53,000	2,016,120
New Senior Investment Group, Inc.	110,900	955,958
Omega Healthcare Investors, Inc. (a)	81,390	2,114,512
Outfront Media, Inc.	170,000	3,187,500
Paramount Group, Inc.	103,100	1,479,485
Park Hotels & Resorts, Inc.	84,100	2,420,398
Pebblebrook Hotel Trust	37,700	1,319,123
Pennsylvania Real Estate Investment Trust	115,900	1,121,912
Piedmont Office Realty Trust, Inc., Class A	148,900	2,668,288
PotlatchDeltic Corp.	23,700	1,228,845
PS Business Parks, Inc.	8,250	951,060
Quality Care Properties, Inc. *	130,500	2,867,085
Ramco-Gershenson Properties Trust	63,000	752,850
Rayonier, Inc.	113,700	4,228,503
Realty Income Corp.	73,300	3,702,383
Regency Centers Corp.	37,165	2,187,160
Retail Properties of America, Inc., Class A	222,400	2,566,496
RLJ Lodging Trust	142,500	2,959,725
Ryman Hospitality Properties, Inc.	30,600	2,398,428
Sabra Health Care REIT, Inc.	91,172	1,669,359
SBA Communications Corp. *	21,005	3,365,631
Security	Number of Shares	Value ($)
Select Income REIT	36,100	684,456
Senior Housing Properties Trust	212,000	3,300,840
Spirit Realty Capital, Inc.	289,100	2,327,255
STORE Capital Corp.	35,500	895,665
Summit Hotel Properties, Inc.	49,900	722,552
Sun Communities, Inc.	20,855	1,957,242
Sunstone Hotel Investors, Inc.	168,443	2,627,711
Tanger Factory Outlet Centers, Inc.	66,780	1,465,821
Taubman Centers, Inc.	50,700	2,838,186
The GEO Group, Inc.	112,404	2,529,090
Tier REIT, Inc.	54,500	1,036,045
UDR, Inc.	107,800	3,896,970
Urban Edge Properties	33,400	687,038
VEREIT, Inc.	455,500	3,097,400
Washington Prime Group, Inc.	520,800	3,369,576
Washington Real Estate Investment Trust	48,100	1,381,432
Weingarten Realty Investors	76,400	2,098,708
WP Carey, Inc.	49,200	3,141,420
Xenia Hotels & Resorts, Inc.	145,100	2,987,609
		180,701,889

Retailing 5.3%
Aaron's, Inc.	69,900	2,919,723
Asbury Automotive Group, Inc. *	48,700	3,265,335
Barnes & Noble Education, Inc. *	260,500	1,872,995
Barnes & Noble, Inc.	328,600	1,823,730
Big 5 Sporting Goods Corp. (a)	105,500	886,200
Burlington Stores, Inc. *	18,600	2,526,810
Caleres, Inc.	84,642	2,770,333
Citi Trends, Inc.	35,700	1,093,491
DSW, Inc., Class A	190,936	4,257,873
Express, Inc. *	381,800	2,993,312
Five Below, Inc. *	15,700	1,108,577
Fred's, Inc., Class A (a)	360,270	862,847
Genesco, Inc. *	108,900	4,655,475
Groupon, Inc. *	196,100	909,904
Guess?, Inc.	257,100	5,987,859
Haverty Furniture Cos., Inc.	39,200	711,480
Hibbett Sports, Inc. *	100,385	2,730,472
J.C. Penney Co., Inc. *(a)	999,300	2,907,963
Liberty TripAdvisor Holdings, Inc., Class A *	76,100	700,120
Lithia Motors, Inc., Class A	25,335	2,428,613
Lumber Liquidators Holdings, Inc. *	45,100	1,085,557
Monro, Inc.	25,940	1,451,343
Netflix, Inc. *	14,490	4,527,545
Penske Automotive Group, Inc.	73,300	3,305,830
Pier 1 Imports, Inc.	596,185	1,329,492
Pool Corp.	20,880	2,898,353
Rent-A-Center, Inc. (a)	249,400	2,521,434
RH *	20,500	1,956,725
Shoe Carnival, Inc.	37,500	913,875
Shutterfly, Inc. *	24,700	1,998,724
Sleep Number Corp. *	46,670	1,322,628
Sonic Automotive, Inc., Class A	127,500	2,524,500
Tailored Brands, Inc.	71,600	2,258,980
The Buckle, Inc. (a)	115,022	2,651,257
The Cato Corp., Class A	108,595	1,760,325
The Children's Place, Inc.	17,760	2,265,288
The Finish Line, Inc., Class A	258,652	3,509,908
The Michaels Cos., Inc. *	79,100	1,472,842
TripAdvisor, Inc. *	43,900	1,642,738
Vitamin Shoppe, Inc. *	282,000	1,395,900
Zumiez, Inc. *	60,500	1,415,700
		91,622,056

13
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	13,200	786,060
Amkor Technology, Inc. *	169,900	1,406,772
Brooks Automation, Inc.	36,890	917,823
Cabot Microelectronics Corp.	16,930	1,717,549
Cirrus Logic, Inc. *	35,235	1,285,020
Cree, Inc. *	114,700	4,280,604
Cypress Semiconductor Corp.	207,603	3,026,852
Diodes, Inc. *	31,400	896,470
Entegris, Inc.	41,845	1,347,409
Integrated Device Technology, Inc. *	64,180	1,786,129
Microsemi Corp. *	29,112	1,883,255
MKS Instruments, Inc.	20,550	2,104,320
Photronics, Inc. *	112,325	859,286
Power Integrations, Inc.	13,200	894,960
Rambus, Inc. *	58,100	784,350
Semtech Corp. *	22,600	888,180
Silicon Laboratories, Inc. *	17,490	1,624,821
Synaptics, Inc. *	32,405	1,410,266
Teradyne, Inc.	98,300	3,199,665
Veeco Instruments, Inc. *	52,060	804,327
Versum Materials, Inc.	47,800	1,681,604
Xperi Corp.	41,000	902,000
		34,487,722

Software & Services 6.3%
ACI Worldwide, Inc. *	53,400	1,241,550
Acxiom Corp. *	59,515	1,546,200
ANSYS, Inc. *	24,300	3,928,338
Aspen Technology, Inc. *	19,300	1,693,575
Blackhawk Network Holdings, Inc. *	23,000	1,032,700
Cadence Design Systems, Inc. *	60,700	2,431,642
Cardtronics plc, Class A *	45,100	1,183,875
CDK Global, Inc.	45,900	2,994,516
CommVault Systems, Inc. *	16,100	1,126,195
Convergys Corp.	166,700	3,894,112
CoreLogic, Inc. *	70,300	3,479,850
CSG Systems International, Inc.	31,045	1,328,416
EPAM Systems, Inc. *	10,800	1,234,980
Euronet Worldwide, Inc. *	18,295	1,429,022
EVERTEC, Inc.	53,800	981,850
ExlService Holdings, Inc. *	14,500	838,245
Fair Isaac Corp. *	13,005	2,252,206
FleetCor Technologies, Inc. *	15,400	3,192,112
Gartner, Inc. *	28,947	3,510,982
Genpact Ltd.	108,050	3,445,715
j2 Global, Inc.	20,485	1,626,099
Jack Henry & Associates, Inc.	33,180	3,964,346
Manhattan Associates, Inc. *	33,880	1,458,873
ManTech International Corp., Class A	50,600	2,989,954
MAXIMUS, Inc.	39,080	2,642,980
Nuance Communications, Inc. *	125,900	1,853,248
Progress Software Corp.	44,725	1,651,694
PTC, Inc. *	36,340	2,992,599
Red Hat, Inc. *	34,200	5,576,652
Sabre Corp.	77,700	1,603,728
salesforce.com, Inc. *	32,233	3,899,871
Science Applications International Corp.	40,900	3,508,811
SS&C Technologies Holdings, Inc.	30,900	1,534,185
Sykes Enterprises, Inc. *	56,755	1,632,274
Synopsys, Inc. *	41,100	3,514,461
Syntel, Inc. *	39,100	1,129,208
Take-Two Interactive Software, Inc. *	19,655	1,959,800
TiVo Corp.	154,707	2,189,104
Travelport Worldwide Ltd.	138,900	2,380,746
Twitter, Inc. *	40,700	1,233,617
Security	Number of Shares	Value ($)
Unisys Corp. *	157,500	1,764,000
Verint Systems, Inc. *	31,300	1,317,730
VeriSign, Inc. *	36,000	4,227,120
VMware, Inc., Class A *	21,800	2,905,068
WEX, Inc. *	12,600	2,040,192
Worldpay, Inc., Class A *	43,200	3,508,704
Zynga, Inc., Class A *	281,800	972,210
		108,843,355

Technology Hardware & Equipment 4.3%
ADTRAN, Inc.	87,845	1,286,929
ARRIS International plc *	108,400	2,926,800
AVX Corp.	47,600	702,576
Belden, Inc.	28,040	1,727,264
Benchmark Electronics, Inc.	110,600	2,908,780
Ciena Corp. *	35,400	911,550
Cognex Corp.	22,660	1,048,025
Coherent, Inc. *	6,940	1,167,447
Comtech Telecommunications Corp.	96,570	2,954,076
Cray, Inc. *	37,100	884,835
Diebold Nixdorf, Inc.	108,500	1,665,475
Dolby Laboratories, Inc., Class A	35,700	2,135,574
EchoStar Corp., Class A *	43,100	2,264,474
Electronics For Imaging, Inc. *	30,102	833,825
ePlus, Inc. *	14,900	1,189,765
Fabrinet *	27,200	767,312
Finisar Corp. *	77,430	1,206,359
Harmonic, Inc. *	296,400	1,081,860
II-VI, Inc. *	28,000	1,066,800
Insight Enterprises, Inc. *	99,500	3,527,275
InterDigital, Inc.	26,100	1,943,145
IPG Photonics Corp. *	7,200	1,533,816
Itron, Inc. *	20,000	1,308,000
Knowles Corp. *	105,100	1,345,280
Littelfuse, Inc.	8,145	1,522,464
Lumentum Holdings, Inc. *	16,800	847,560
Methode Electronics, Inc.	27,900	1,113,210
MTS Systems Corp.	20,480	1,040,384
National Instruments Corp.	51,942	2,123,908
NETGEAR, Inc. *	41,750	2,308,775
NetScout Systems, Inc. *	50,800	1,379,220
OSI Systems, Inc. *	14,300	915,486
Plantronics, Inc.	48,810	3,179,972
Plexus Corp. *	49,780	2,729,935
Rogers Corp. *	7,000	746,900
ScanSource, Inc. *	79,040	2,711,072
Super Micro Computer, Inc. *	51,200	906,240
Trimble, Inc. *	90,300	3,124,380
TTM Technologies, Inc. *	77,900	1,085,926
VeriFone Systems, Inc. *	104,100	2,395,341
ViaSat, Inc. *	23,515	1,504,490
Viavi Solutions, Inc. *	101,700	961,065
Vishay Intertechnology, Inc.	202,200	3,568,830
Zebra Technologies Corp., Class A *	14,620	1,971,215
		74,523,615

Telecommunication Services 0.5%
ATN International, Inc.	11,900	630,700
Cincinnati Bell, Inc. *	84,520	1,280,478
Cogent Communications Holdings, Inc.	19,100	900,565
Consolidated Communications Holdings, Inc.	96,314	1,088,348
Iridium Communications, Inc. *	70,000	833,000
United States Cellular Corp. *	30,300	1,198,971

14
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vonage Holdings Corp. *	136,100	1,521,598
Zayo Group Holdings, Inc. *	39,600	1,437,480
		8,891,140

Transportation 2.8%
Air Transport Services Group, Inc. *	35,300	714,472
Allegiant Travel Co.	12,500	2,003,125
AMERCO	3,800	1,282,576
ArcBest Corp.	79,440	2,550,024
Atlas Air Worldwide Holdings, Inc. *	33,300	2,111,220
Copa Holdings S.A., Class A	29,800	3,491,666
Echo Global Logistics, Inc. *	43,500	1,187,550
Forward Air Corp.	25,225	1,361,898
Genesee & Wyoming, Inc., Class A *	36,365	2,589,188
Hawaiian Holdings, Inc.	38,940	1,604,328
Heartland Express, Inc.	50,365	898,008
Hub Group, Inc., Class A *	71,210	3,129,679
Knight-Swift Transportation Holdings, Inc.	98,073	3,825,828
Landstar System, Inc.	39,770	4,042,620
Macquarie Infrastructure Corp.	48,600	1,841,940
Marten Transport Ltd.	46,100	898,950
Matson, Inc.	54,900	1,604,727
Roadrunner Transportation Systems, Inc. *	179,500	385,925
Saia, Inc. *	25,150	1,661,158
SkyWest, Inc.	77,000	4,381,300
Spirit Airlines, Inc. *	62,700	2,239,644
Werner Enterprises, Inc.	70,700	2,425,010
XPO Logistics, Inc. *	17,500	1,700,300
YRC Worldwide, Inc. *	71,100	591,552
		48,522,688

Utilities 2.9%
Allete, Inc.	33,800	2,582,658
American States Water Co.	24,030	1,338,952
Aqua America, Inc.	82,375	2,895,481
Avangrid, Inc.	25,700	1,354,647
Avista Corp.	59,100	3,064,926
Black Hills Corp.	41,400	2,346,552
California Water Service Group	30,180	1,169,475
El Paso Electric Co.	38,490	1,964,914
Hawaiian Electric Industries, Inc.	110,100	3,819,369
IDACORP, Inc.	31,900	2,966,700
MGE Energy, Inc.	21,550	1,250,978
New Jersey Resources Corp.	69,100	2,857,285
Northwest Natural Gas Co.	26,205	1,606,366
NorthWestern Corp.	39,400	2,164,636
ONE Gas, Inc.	37,400	2,607,528
Ormat Technologies, Inc.	13,700	793,230
Otter Tail Corp.	32,880	1,441,788
PNM Resources, Inc.	84,300	3,342,495
Portland General Electric Co.	83,800	3,559,824
South Jersey Industries, Inc.	49,180	1,519,662
Spire, Inc.	26,440	1,907,646
WGL Holdings, Inc.	38,200	3,250,820
		49,805,932
Total Common Stock
(Cost $1,286,674,395)		1,721,326,027

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)	19,700	—
Total Rights
(Cost $492)		—

Other Investment Companies 2.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (c)	7,422,102	7,422,102

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	34,878,029	34,878,029
Total Other Investment Companies
(Cost $42,300,131)		42,300,131

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 06/15/18	107	8,259,330	(23,270)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,244,237.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

15
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 6.0%
AGL Energy Ltd.	56,373	918,736
Amcor Ltd.	81,398	838,804
AMP Ltd.	396,437	1,200,081
APA Group	53,322	333,807
Aurizon Holdings Ltd.	230,570	775,924
Australia & New Zealand Banking Group Ltd.	282,748	5,683,853
Bendigo & Adelaide Bank Ltd.	43,242	344,172
BGP Holdings plc *(b)	453,854	—
BHP Billiton Ltd.	493,755	11,518,933
BlueScope Steel Ltd.	51,951	638,449
Boral Ltd.	94,088	484,204
Brambles Ltd.	114,783	849,299
Caltex Australia Ltd.	58,850	1,368,543
CIMIC Group Ltd.	10,830	368,531
Coca-Cola Amatil Ltd.	74,610	520,786
Commonwealth Bank of Australia	136,562	7,353,102
CSL Ltd.	15,875	2,033,413
Downer EDI Ltd.	107,157	551,513
Fortescue Metals Group Ltd.	225,081	763,669
Goodman Group	50,029	340,374
Iluka Resources Ltd.	44,514	390,783
Incitec Pivot Ltd.	212,630	605,085
Insurance Australia Group Ltd.	211,368	1,251,281
LendLease Group	53,485	717,307
Macquarie Group Ltd.	17,965	1,463,038
Medibank Pvt Ltd.	218,885	481,056
Metcash Ltd.	357,258	964,278
Mirvac Group	239,908	402,609
National Australia Bank Ltd.	251,756	5,472,933
Newcrest Mining Ltd.	29,356	465,291
Orica Ltd.	53,334	794,629
Origin Energy Ltd. *	232,990	1,701,007
QBE Insurance Group Ltd.	160,069	1,195,488
Rio Tinto Ltd.	48,500	2,886,436
Santos Ltd. *	144,912	667,437
Scentre Group	266,761	806,288
Sonic Healthcare Ltd.	29,574	524,354
Stockland	217,510	676,110
Suncorp Group Ltd.	179,469	1,887,600
Tabcorp Holdings Ltd.	243,682	801,311
Telstra Corp., Ltd.	832,446	1,979,242
Transurban Group	55,830	486,486
Wesfarmers Ltd.	214,823	7,067,587
Westfield Corp.	76,403	527,958
Westpac Banking Corp.	308,802	6,633,203
Woodside Petroleum Ltd.	88,947	2,155,496
Woolworths Group Ltd.	254,513	5,323,337
WorleyParsons Ltd.	60,469	737,043
		85,950,866

Austria 0.3%
Erste Group Bank AG *	29,234	1,429,590
OMV AG	28,636	1,773,571
Security	Number of Shares	Value ($)
Raiffeisen Bank International AG *	16,369	552,553
voestalpine AG	17,035	898,719
		4,654,433

Belgium 0.8%
Ageas	25,543	1,366,359
Anheuser-Busch InBev S.A./N.V.	43,787	4,349,518
Colruyt S.A.	8,644	486,409
Groupe Bruxelles Lambert S.A.	8,805	1,006,472
KBC Group N.V.	17,554	1,526,145
Proximus (a)	22,089	676,899
Solvay S.A.	7,181	998,664
UCB S.A.	5,482	412,872
Umicore S.A.	19,673	1,094,183
		11,917,521

Canada 7.0%
Agnico-Eagle Mines Ltd.	8,643	363,707
Alimentation Couche-Tard, Inc., Class B	30,740	1,329,006
ARC Resources Ltd.	43,472	484,847
Atco Ltd., Class I	12,189	368,817
Bank of Montreal	47,361	3,596,847
Barrick Gold Corp.	64,025	861,678
Baytex Energy Corp. *	139,692	625,592
BCE, Inc.	41,612	1,765,986
BlackBerry Ltd. *	53,488	559,896
Brookfield Asset Management, Inc., Class A	47,432	1,879,991
Cameco Corp.	47,467	499,828
Canadian Imperial Bank of Commerce	36,538	3,182,402
Canadian National Railway Co.	44,417	3,430,690
Canadian Natural Resources Ltd.	105,745	3,814,875
Canadian Pacific Railway Ltd.	9,050	1,651,337
Canadian Tire Corp., Ltd., Class A	6,776	923,451
Celestica, Inc. *	33,466	385,239
Cenovus Energy, Inc.	262,395	2,628,140
CGI Group, Inc., Class A *	11,892	689,096
CI Financial Corp.	27,815	585,351
Crescent Point Energy Corp.	151,971	1,331,573
Dollarama, Inc.	3,800	437,431
Emera, Inc.	10,898	339,430
Empire Co., Ltd., Class A	42,200	816,096
Enbridge, Inc.	62,713	1,899,535
Encana Corp.	68,109	848,213
Enerplus Corp.	41,647	483,306
Fairfax Financial Holdings Ltd.	1,650	913,485
Finning International, Inc.	24,617	621,009
First Quantum Minerals Ltd.	54,870	790,603
Fortis, Inc.	22,861	767,405
George Weston Ltd.	6,811	558,004
Gibson Energy, Inc.	31,153	402,045
Gildan Activewear, Inc.	13,200	384,501
Goldcorp, Inc.	52,663	698,919
Great-West Lifeco, Inc.	21,854	582,626
Husky Energy, Inc.	90,621	1,267,614

16
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Imperial Oil Ltd.	37,141	1,155,061
Intact Financial Corp.	7,206	549,451
Inter Pipeline Ltd.	25,774	464,713
Keyera Corp.	13,400	360,791
Loblaw Cos., Ltd.	23,343	1,187,194
Magna International, Inc.	62,927	3,716,464
Manulife Financial Corp.	107,900	2,036,230
Methanex Corp.	7,700	464,117
Metro, Inc.	31,594	1,002,484
National Bank of Canada	23,433	1,112,928
Nutrien Ltd.	92,197	4,197,137
Obsidian Energy Ltd. *(a)	443,811	490,838
Onex Corp.	7,415	549,216
Parkland Fuel Corp.	16,500	383,087
Pembina Pipeline Corp.	23,878	760,443
Power Corp. of Canada	60,644	1,441,060
Power Financial Corp.	29,814	773,476
Rogers Communications, Inc., Class B	23,741	1,120,715
Royal Bank of Canada	87,544	6,657,421
Saputo, Inc.	17,975	582,810
Shaw Communications, Inc., Class B	47,636	979,099
SNC-Lavalin Group, Inc.	15,540	681,293
Sun Life Financial, Inc.	36,275	1,497,391
Suncor Energy, Inc.	204,937	7,837,071
Teck Resources Ltd., Class B	60,568	1,520,391
TELUS Corp.	30,571	1,094,075
The Bank of Nova Scotia	81,715	5,022,741
The Toronto-Dominion Bank	99,752	5,602,334
Thomson Reuters Corp.	26,500	1,065,614
TransAlta Corp.	78,821	414,993
TransCanada Corp.	47,668	2,021,143
Trisura Group Ltd. *	269	5,185
Valeant Pharmaceuticals International, Inc. *	55,709	1,005,752
Vermilion Energy, Inc.	10,054	339,845
West Fraser Timber Co., Ltd.	5,800	392,870
WestJet Airlines Ltd.	21,600	384,407
		101,638,411

Denmark 0.8%
AP Moeller - Maersk A/S, Series A	929	1,417,940
AP Moeller - Maersk A/S, Series B	880	1,409,756
Carlsberg A/S, Class B	7,817	874,189
Coloplast A/S, Class B	4,493	380,618
Danske Bank A/S	28,811	1,002,684
DSV A/S	7,476	592,067
ISS A/S	20,428	712,409
Novo Nordisk A/S, Class B	65,168	3,064,715
Novozymes A/S, B Shares	10,501	493,682
Pandora A/S	5,126	569,443
TDC A/S *	52,000	423,437
Vestas Wind Systems A/S	9,078	587,272
		11,528,212

Finland 1.0%
Elisa Oyj	10,603	468,679
Fortum Oyj	57,317	1,318,450
Kesko Oyj, B Shares (a)	18,262	1,072,340
Kone Oyj, Class B	21,338	1,059,760
Metso Oyj	12,105	430,216
Neste Oyj	13,957	1,175,270
Nokia Oyj	418,989	2,514,024
Nokian Renkaat Oyj	9,579	383,273
Orion Oyj, Class B	8,355	253,413
Sampo Oyj, A Shares	24,909	1,347,120
Security	Number of Shares	Value ($)
Stora Enso Oyj, R Shares	73,192	1,443,683
UPM-Kymmene Oyj	59,040	2,106,641
Wartsila Oyj Abp	27,465	583,145
		14,156,014

France 9.7%
Accor S.A.	16,267	919,441
Air France-KLM *	39,671	388,792
Air Liquide S.A.	28,109	3,653,504
Airbus SE	22,250	2,611,774
Alstom S.A.	23,225	1,057,398
Arkema S.A.	8,683	1,137,426
Atos SE	5,440	734,400
AXA S.A.	163,976	4,689,490
BNP Paribas S.A.	86,700	6,693,176
Bollore S.A. *	428	2,113
Bollore S.A.	72,479	360,229
Bouygues S.A.	35,408	1,805,989
Bureau Veritas S.A.	16,288	425,895
Capgemini SE	10,119	1,392,028
Carrefour S.A.	149,590	3,069,198
Casino Guichard Perrachon S.A. (a)	20,912	1,084,739
CGG S.A. *(a)	205,619	500,985
CNP Assurances	20,194	517,244
Compagnie de Saint-Gobain	70,108	3,668,122
Credit Agricole S.A.	91,124	1,500,571
Danone S.A.	40,195	3,256,028
Eiffage S.A.	6,352	756,088
Electricite de France S.A.	126,056	1,769,032
Engie S.A.	431,083	7,561,833
Essilor International S.A.	7,435	1,015,536
Eurazeo S.A.	5,582	490,305
Eutelsat Communications S.A.	20,411	442,041
Faurecia S.A.	9,296	759,101
Kering S.A.	2,764	1,598,963
Klepierre S.A. (a)	9,071	371,265
L'Oreal S.A.	10,924	2,630,386
Legrand S.A.	13,259	1,031,721
LVMH Moet Hennessy Louis Vuitton SE	10,518	3,660,388
Natixis S.A.	62,440	512,816
Orange S.A.	369,781	6,722,478
Pernod-Ricard S.A.	9,850	1,635,946
Peugeot S.A.	53,415	1,315,268
Publicis Groupe S.A.	15,237	1,139,421
Rallye S.A. (a)	32,060	500,278
Renault S.A.	24,157	2,618,172
Rexel S.A.	75,585	1,171,700
Safran S.A.	12,645	1,483,132
Sanofi (a)	100,547	7,949,473
Schneider Electric SE *	49,831	4,516,900
SCOR SE	15,194	616,163
Societe Generale S.A.	101,041	5,529,847
Sodexo S.A.	6,703	663,787
Suez	55,643	802,460
Teleperformance	2,887	463,948
Thales S.A.	5,524	700,215
TOTAL S.A.	423,471	26,615,866
Unibail-Rodamco SE	4,850	1,164,338
Valeo S.A.	17,710	1,184,077
Vallourec S.A. *(a)	92,106	556,251
Veolia Environnement S.A.	87,921	2,080,089
Vinci S.A.	42,295	4,228,808
Vivendi S.A.	163,085	4,300,834
Wendel S.A.	2,293	346,318
		140,373,786

17
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Germany 8.8%
adidas AG	9,088	2,233,552
Allianz SE	36,592	8,654,879
Aurubis AG	10,179	909,639
BASF SE	110,276	11,473,491
Bayer AG	53,753	6,424,534
Bayerische Motoren Werke AG	66,141	7,353,681
Beiersdorf AG	4,194	474,502
Bilfinger SE	9,411	447,893
Brenntag AG	17,083	978,377
CECONOMY AG	55,501	621,935
Commerzbank AG *	115,530	1,488,445
Continental AG	10,197	2,715,814
Covestro AG	4,191	380,814
Daimler AG	144,768	11,381,378
Deutsche Bank AG	220,350	3,012,478
Deutsche Boerse AG	7,044	947,341
Deutsche Lufthansa AG	38,455	1,117,703
Deutsche Post AG	94,223	4,089,693
Deutsche Telekom AG	453,334	7,934,983
E.ON SE	581,060	6,362,466
Evonik Industries AG	16,912	600,886
Freenet AG	15,731	499,362
Fresenius Medical Care AG & Co. KGaA	12,719	1,290,607
Fresenius SE & Co. KGaA	22,238	1,693,518
GEA Group AG	14,745	575,691
Hannover Rueck SE	5,042	708,126
HeidelbergCement AG	16,101	1,574,470
Henkel AG & Co. KGaA	6,327	753,189
HOCHTIEF AG	1,979	361,103
Hugo Boss AG	7,661	718,186
Infineon Technologies AG	39,603	1,014,062
Innogy SE	22,064	969,496
K&S AG	38,043	1,117,310
KION Group AG	4,122	343,588
Kloeckner & Co. SE	25,309	308,496
LANXESS AG	11,273	835,039
Leoni AG	6,174	386,661
Linde AG *	14,638	3,242,833
MAN SE	4,420	509,460
Merck KGaA	5,600	547,065
METRO AG	40,934	592,196
MTU Aero Engines AG	2,389	410,933
Muenchener Rueckversicherungs-Gesellschaft AG	15,527	3,553,543
OSRAM Licht AG	6,136	352,764
ProSiebenSat.1 Media SE	22,981	833,706
Rheinmetall AG	3,447	450,458
RWE AG	176,667	4,222,646
Salzgitter AG	9,534	523,566
SAP SE	33,818	3,757,369
Siemens AG	68,748	8,730,642
Suedzucker AG	18,997	315,741
Symrise AG	4,717	381,283
Telefonica Deutschland Holding AG	75,144	358,626
ThyssenKrupp AG	38,722	1,007,186
Uniper SE	97,663	3,019,659
Volkswagen AG	6,093	1,240,530
Vonovia SE	13,368	669,801
		127,473,395

Hong Kong 1.5%
AIA Group Ltd.	284,400	2,541,739
BOC Hong Kong (Holdings) Ltd.	157,500	814,200
Security	Number of Shares	Value ($)
China Mengniu Dairy Co., Ltd. *	163,000	525,478
CK Asset Holdings Ltd.	92,000	794,233
CK Hutchison Holdings Ltd.	94,500	1,117,449
CLP Holdings Ltd.	126,500	1,313,586
Esprit Holdings Ltd. *	830,384	286,912
Galaxy Entertainment Group Ltd.	90,000	787,736
Hang Seng Bank Ltd.	31,000	785,227
Hong Kong & China Gas Co., Ltd.	253,561	529,802
Hong Kong Exchanges & Clearing Ltd.	16,500	534,510
Hongkong Land Holdings Ltd.	55,100	398,221
Jardine Matheson Holdings Ltd.	19,300	1,168,686
Jardine Strategic Holdings Ltd.	15,200	575,249
Li & Fung Ltd.	1,730,000	870,057
Link REIT	49,500	437,487
MTR Corp., Ltd.	83,000	466,357
New World Development Co., Ltd.	565,237	828,931
Noble Group Ltd. *(a)	9,702,993	592,958
PCCW Ltd.	563,000	348,019
Sands China Ltd.	155,600	899,271
SJM Holdings Ltd.	526,000	526,857
Sun Hung Kai Properties Ltd.	105,000	1,690,965
Swire Pacific Ltd., Class A	100,500	993,071
Swire Pacific Ltd., Class B	181,051	305,093
The Wharf Holdings Ltd.	60,000	199,611
Want Want China Holdings Ltd.	510,000	450,672
WH Group Ltd.	325,500	336,982
Wharf Real Estate Investment Co., Ltd.	33,000	247,426
Wheelock & Co., Ltd.	63,000	467,410
Yue Yuen Industrial Holdings Ltd.	106,000	300,400
		22,134,595

Ireland 0.8%
AerCap Holdings N.V. *	9,757	508,632
Bank of Ireland Group plc	51,309	460,314
CRH plc	66,796	2,372,019
Experian plc	48,777	1,117,587
Kerry Group plc, Class A	5,325	543,375
Seagate Technology plc	65,044	3,765,397
Shire plc	20,057	1,068,032
Smurfit Kappa Group plc	26,150	1,114,722
		10,950,078

Israel 0.4%
Bank Hapoalim B.M.	72,737	496,751
Bank Leumi Le-Israel B.M.	73,615	434,303
Bezeq The Israeli Telecommunication Corp., Ltd.	406,063	512,466
Check Point Software Technologies Ltd. *	4,493	433,619
Israel Chemicals Ltd.	116,497	520,609
Teva Pharmaceutical Industries Ltd.	173,858	3,130,949
		5,528,697

Italy 3.3%
Assicurazioni Generali S.p.A.	123,781	2,497,771
Atlantia S.p.A.	31,375	1,038,507
BPER Banca	100,658	581,047
Enel S.p.A.	1,324,943	8,405,068
Eni S.p.A.	710,136	13,882,024
EXOR N.V.	36,857	2,730,502
Intesa Sanpaolo S.p.A.	1,271,842	4,838,029
Luxottica Group S.p.A.	8,947	558,164
Mediaset S.p.A. *(a)	118,101	468,614

18
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mediobanca S.p.A.	27,633	334,843
Poste Italiane S.p.A	61,106	596,608
Prysmian S.p.A.	13,306	391,157
Saipem S.p.A. *	166,374	635,421
Snam S.p.A.	214,026	1,027,555
Telecom Italia S.p.A. *	2,346,942	2,315,273
Terna - Rete Elettrica Nationale S.p.A.	101,614	609,879
UniCredit S.p.A.	274,965	5,961,218
Unione di Banche Italiane S.p.A.	204,868	1,055,217
		47,926,897

Japan 22.4%
Aeon Co., Ltd.	114,900	2,295,963
Air Water, Inc.	17,300	334,201
Aisin Seiki Co., Ltd.	27,700	1,500,645
Ajinomoto Co., Inc.	49,900	914,292
Alfresa Holdings Corp.	39,300	867,117
Alps Electric Co., Ltd.	13,500	298,166
ANA Holdings, Inc.	13,400	530,427
Arcs Co., Ltd.	12,500	342,423
Asahi Glass Co., Ltd.	36,000	1,494,042
Asahi Group Holdings Ltd.	28,700	1,451,810
Asahi Kasei Corp.	138,000	1,897,532
Astellas Pharma, Inc.	156,700	2,291,931
Bandai Namco Holdings, Inc.	19,200	649,705
Bridgestone Corp.	87,900	3,674,448
Brother Industries Ltd.	22,300	478,326
Canon, Inc.	130,300	4,482,212
Central Japan Railway Co.	15,400	3,085,920
Chubu Electric Power Co., Inc.	133,000	2,085,167
Chugai Pharmaceutical Co., Ltd.	6,900	363,902
Coca-Cola Bottlers Japan Holdings, Inc.	11,000	473,104
Dai Nippon Printing Co., Ltd.	56,000	1,205,805
Dai-ichi Life Holdings, Inc.	85,100	1,689,452
Daicel Corp.	29,800	343,840
Daiichi Sankyo Co., Ltd.	51,100	1,748,920
Daikin Industries Ltd.	13,400	1,565,331
Daito Trust Construction Co., Ltd.	5,500	917,757
Daiwa House Industry Co., Ltd.	47,100	1,722,035
Daiwa Securities Group, Inc.	116,000	711,606
Denka Co., Ltd.	12,600	448,577
Denso Corp.	53,200	2,797,620
Dentsu, Inc.	17,101	810,121
DIC Corp.	13,400	454,728
Don Quijote Holdings Co., Ltd.	8,700	468,383
Dowa Holdings Co., Ltd.	9,400	353,259
East Japan Railway Co.	31,618	3,037,476
Ebara Corp.	9,800	374,316
Eisai Co., Ltd.	17,200	1,153,587
Electric Power Development Co., Ltd.	20,700	562,947
Fanuc Corp.	7,600	1,627,999
Fast Retailing Co., Ltd.	2,500	1,097,538
Fuji Electric Co., Ltd.	55,000	392,278
FUJIFILM Holdings Corp.	56,600	2,276,231
Fujitsu Ltd.	340,000	2,061,233
Furukawa Electric Co., Ltd.	8,500	417,695
Hakuhodo DY Holdings, Inc.	39,500	552,627
Hankyu Hanshin Holdings, Inc.	18,900	743,480
Hanwa Co., Ltd.	12,000	524,305
Haseko Corp.	22,700	357,062
Hino Motors Ltd.	46,200	563,660
Hitachi Construction Machinery Co., Ltd.	12,600	457,902
Hitachi Ltd.	862,000	6,291,355
Hitachi Metals Ltd.	27,700	316,565
Security	Number of Shares	Value ($)
Hokuriku Electric Power Co. *	49,500	505,126
Honda Motor Co., Ltd.	267,100	9,184,483
Hoya Corp.	21,400	1,143,292
Ibiden Co., Ltd.	23,000	379,821
Idemitsu Kosan Co., Ltd.	29,800	1,164,164
IHI Corp.	16,800	549,128
Iida Group Holdings Co., Ltd.	32,500	633,567
Inpex Corp.	193,800	2,477,501
Isetan Mitsukoshi Holdings Ltd.	75,700	842,178
Isuzu Motors Ltd.	73,800	1,126,504
ITOCHU Corp.	153,900	3,077,756
J. Front Retailing Co., Ltd.	39,500	639,982
Japan Post Bank Co., Ltd.	35,200	478,148
Japan Post Holdings Co., Ltd.	55,300	671,968
Japan Tobacco, Inc.	85,800	2,306,407
JFE Holdings, Inc.	105,100	2,156,898
JGC Corp.	42,200	1,034,278
JSR Corp.	22,700	427,624
JTEKT Corp.	38,900	629,407
JXTG Holdings, Inc.	727,050	4,739,466
K's Holdings Corp.	27,600	398,076
Kajima Corp.	67,000	645,484
Kaneka Corp.	45,000	444,657
Kao Corp.	26,200	1,883,414
Kawasaki Heavy Industries Ltd.	24,900	832,459
Kawasaki Kisen Kaisha Ltd. *	23,300	538,818
KDDI Corp.	177,400	4,762,054
Keio Corp.	7,400	337,814
Kewpie Corp.	16,300	379,814
Keyence Corp.	1,146	698,807
Kikkoman Corp.	10,000	433,344
Kintetsu Group Holdings Co., Ltd.	15,600	633,849
Kirin Holdings Co., Ltd.	77,200	2,166,928
Kobe Steel Ltd.	105,000	1,080,089
Koito Manufacturing Co., Ltd.	5,700	381,467
Komatsu Ltd.	84,000	2,863,451
Konica Minolta, Inc.	103,400	887,566
Kubota Corp.	67,500	1,138,085
Kuraray Co., Ltd.	34,800	579,564
Kyocera Corp.	28,700	1,833,734
Kyowa Hakko Kirin Co., Ltd.	19,700	426,267
Kyushu Electric Power Co., Inc.	36,400	450,997
Kyushu Railway Co.	12,600	403,238
Lawson, Inc.	4,800	317,093
LIXIL Group Corp.	32,200	721,148
Makita Corp.	12,500	560,057
Marubeni Corp.	286,300	2,149,985
Matsumotokiyoshi Holdings Co., Ltd.	8,800	392,006
Mazda Motor Corp.	113,600	1,579,484
Medipal Holdings Corp.	43,300	928,908
MEIJI Holdings Co., Ltd.	9,000	721,803
Minebea Mitsumi, Inc.	18,700	374,015
Mitsubishi Chemical Holdings Corp.	177,100	1,675,296
Mitsubishi Corp.	156,000	4,301,786
Mitsubishi Electric Corp.	201,700	3,092,172
Mitsubishi Estate Co., Ltd.	58,800	1,074,425
Mitsubishi Gas Chemical Co., Inc.	12,400	290,600
Mitsubishi Heavy Industries Ltd.	60,500	2,391,670
Mitsubishi Materials Corp.	24,200	736,580
Mitsubishi Motors Corp.	169,900	1,264,363
Mitsubishi Tanabe Pharma Corp.	13,100	248,812
Mitsubishi UFJ Financial Group, Inc.	1,103,434	7,394,489
Mitsui & Co., Ltd.	245,300	4,421,085
Mitsui Chemicals, Inc.	24,000	687,988
Mitsui Fudosan Co., Ltd.	62,000	1,588,157
Mitsui Mining & Smelting Co., Ltd.	7,400	312,805
Mitsui O.S.K. Lines Ltd.	25,900	767,199
Mizuho Financial Group, Inc.	2,362,216	4,273,808

19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	40,890	1,377,838
Murata Manufacturing Co., Ltd.	9,300	1,174,091
Nagase & Co., Ltd.	23,000	392,774
Nagoya Railroad Co., Ltd.	17,200	450,488
NEC Corp.	66,600	1,825,511
NGK Insulators Ltd.	21,900	401,732
NGK Spark Plug Co., Ltd.	16,300	418,042
NH Foods Ltd.	15,000	655,298
NHK Spring Co., Ltd.	41,900	463,022
Nidec Corp.	6,000	938,653
Nikon Corp.	48,700	847,403
Nintendo Co., Ltd.	1,830	768,922
Nippon Electric Glass Co., Ltd.	15,400	443,798
Nippon Express Co., Ltd.	13,700	1,035,036
Nippon Paper Industries Co., Ltd.	25,100	480,720
Nippon Steel & Sumitomo Metal Corp.	142,100	3,089,434
Nippon Telegraph & Telephone Corp.	121,208	5,751,944
Nippon Yusen K.K.	59,600	1,267,723
Nissan Motor Co., Ltd.	413,900	4,354,421
Nisshin Seifun Group, Inc.	22,330	487,937
Nitori Holdings Co., Ltd.	2,700	455,314
Nitto Denko Corp.	12,300	914,441
NOK Corp.	15,800	323,131
Nomura Holdings, Inc.	242,500	1,396,691
Nomura Real Estate Holdings, Inc.	14,600	361,297
NSK Ltd.	43,800	586,118
NTT Data Corp.	62,000	668,173
NTT DOCOMO, Inc.	141,300	3,650,344
Obayashi Corp.	52,500	604,601
Odakyu Electric Railway Co., Ltd.	17,500	376,659
Oji Holdings Corp.	127,000	893,394
Olympus Corp.	15,200	566,816
Omron Corp.	16,200	874,303
Oriental Land Co., Ltd.	6,300	627,825
ORIX Corp.	80,100	1,404,862
Osaka Gas Co., Ltd.	68,000	1,464,309
Otsuka Holdings Co., Ltd.	31,300	1,636,448
Panasonic Corp.	300,550	4,450,288
Recruit Holdings Co., Ltd.	37,900	873,859
Resona Holdings, Inc.	189,358	1,075,947
Ricoh Co., Ltd.	158,600	1,549,725
Rohm Co., Ltd.	6,000	555,978
Secom Co., Ltd.	14,000	1,050,333
Sega Sammy Holdings, Inc.	27,500	451,734
Seibu Holdings, Inc.	20,600	347,321
Seiko Epson Corp.	34,200	642,851
Seino Holdings Co., Ltd.	27,800	520,715
Sekisui Chemical Co., Ltd.	44,000	778,363
Sekisui House Ltd.	84,500	1,548,765
Seven & i Holdings Co., Ltd.	96,200	4,238,647
Shimamura Co., Ltd.	4,700	546,954
Shimano, Inc.	3,700	491,984
Shimizu Corp.	55,000	544,160
Shin-Etsu Chemical Co., Ltd.	20,500	2,057,168
Shionogi & Co., Ltd.	10,400	534,474
Shiseido Co., Ltd.	16,500	1,070,536
Showa Denko K.K.	17,600	585,565
Showa Shell Sekiyu K.K.	52,400	739,918
SMC Corp.	2,000	759,986
SoftBank Group Corp.	63,000	4,813,747
Sojitz Corp.	287,800	947,368
Sompo Holdings, Inc.	28,900	1,210,046
Sony Corp.	74,200	3,465,592
Stanley Electric Co., Ltd.	10,000	361,393
Subaru Corp.	56,700	1,903,213
Sumitomo Chemical Co., Ltd.	223,000	1,275,928
Security	Number of Shares	Value ($)
Sumitomo Corp.	136,300	2,446,658
Sumitomo Electric Industries Ltd.	127,900	1,958,029
Sumitomo Forestry Co., Ltd.	22,800	377,801
Sumitomo Heavy Industries Ltd.	13,000	496,734
Sumitomo Metal Mining Co., Ltd.	27,100	1,156,095
Sumitomo Mitsui Financial Group, Inc.	133,710	5,572,798
Sumitomo Mitsui Trust Holdings, Inc.	33,600	1,424,878
Sumitomo Realty & Development Co., Ltd.	25,700	1,020,887
Sumitomo Rubber Industries Ltd.	31,200	557,160
Suntory Beverage & Food Ltd.	10,600	521,625
Suzuken Co., Ltd.	18,030	775,262
Suzuki Motor Corp.	33,300	1,789,803
T&D Holdings, Inc.	52,850	897,604
Taiheiyo Cement Corp.	17,400	657,023
Taisei Corp.	15,400	830,767
Takashimaya Co., Ltd.	51,000	437,959
Takeda Pharmaceutical Co., Ltd.	52,300	2,202,354
TDK Corp.	14,200	1,223,881
Teijin Ltd.	30,200	567,786
Terumo Corp.	13,300	752,524
The Chugoku Electric Power Co., Inc.	58,600	733,113
The Kansai Electric Power Co., Inc.	82,200	1,150,123
The Yokohama Rubber Co., Ltd.	19,400	456,794
Tobu Railway Co., Ltd.	18,700	595,441
Toho Gas Co., Ltd.	11,800	358,773
Tohoku Electric Power Co., Inc.	74,000	955,668
Tokio Marine Holdings, Inc.	46,800	2,208,831
Tokyo Electric Power Co. Holdings, Inc. *	627,700	2,983,925
Tokyo Electron Ltd.	5,500	1,056,291
Tokyo Gas Co., Ltd.	76,400	2,050,218
Tokyu Corp.	45,000	755,383
Tokyu Fudosan Holdings Corp.	51,200	402,918
Toppan Printing Co., Ltd.	90,000	752,595
Toray Industries, Inc.	149,000	1,390,852
Toshiba Corp. *	591,000	1,583,930
Tosoh Corp.	26,700	472,278
TOTO Ltd.	9,700	549,789
Toyo Seikan Group Holdings Ltd.	36,500	574,260
Toyo Suisan Kaisha Ltd.	10,300	405,545
Toyoda Gosei Co., Ltd.	11,700	295,413
Toyota Industries Corp.	17,400	1,026,094
Toyota Motor Corp.	274,518	18,000,789
Toyota Tsusho Corp.	49,300	1,767,725
Ube Industries Ltd.	18,800	572,727
Unicharm Corp.	15,200	427,330
West Japan Railway Co.	19,063	1,347,397
Yamada Denki Co., Ltd. (a)	149,700	783,003
Yamaha Corp.	9,000	434,276
Yamaha Motor Co., Ltd.	26,900	860,112
Yamato Holdings Co., Ltd.	44,200	1,136,395
Yamazaki Baking Co., Ltd.	20,300	444,516
Yokogawa Electric Corp.	20,500	451,404
		323,664,038

Luxembourg 0.5%
ArcelorMittal *	129,121	4,376,382
Millicom International Cellular S.A. SDR	10,796	715,113
RTL Group S.A.	4,870	400,750
SES S.A.	27,236	420,220
Tenaris S.A.	52,622	986,201
		6,898,666

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Netherlands 5.1%
ABN AMRO Group N.V. CVA	14,087	436,855
Aegon N.V.	295,208	2,163,516
Akzo Nobel N.V.	19,846	1,797,220
ASML Holding N.V.	6,754	1,285,852
Boskalis Westminster N.V.	12,879	381,531
Gemalto N.V.	6,908	416,104
Heineken Holding N.V.	10,063	1,021,500
Heineken N.V.	12,332	1,298,255
ING Groep N.V.	229,959	3,874,926
Koninklijke Ahold Delhaize N.V.	185,623	4,478,058
Koninklijke DSM N.V.	16,092	1,663,153
Koninklijke KPN N.V.	471,204	1,466,497
Koninklijke Philips N.V.	73,926	3,129,007
NN Group N.V.	18,907	906,112
Randstad N.V.	16,413	1,056,395
RELX N.V.	32,316	687,591
Royal Dutch Shell plc, A Shares	456,625	15,979,023
Royal Dutch Shell plc, B Shares	719,427	25,682,701
SNS Reaal N.V. *(a)(b)	124,822	—
Unilever N.V. CVA	86,448	4,955,940
Wolters Kluwer N.V.	15,593	843,734
X5 Retail Group N.V. GDR *	11,296	321,451
		73,845,421

New Zealand 0.1%
Contact Energy Ltd.	100,526	379,369
Fletcher Building Ltd.	167,240	740,710
Spark New Zealand Ltd.	287,382	697,888
		1,817,967

Norway 1.0%
DNB A.S.A.	72,677	1,359,157
Marine Harvest A.S.A.	29,987	652,753
Norsk Hydro A.S.A.	151,530	946,449
Orkla A.S.A.	65,811	609,093
Statoil A.S.A.	281,924	7,209,559
Telenor A.S.A.	82,496	1,825,958
Yara International A.S.A.	34,838	1,469,417
		14,072,386

Portugal 0.2%
EDP - Energias de Portugal S.A.	472,532	1,753,076
Galp Energia, SGPS, S.A.	60,353	1,158,358
Jeronimo Martins, SGPS, S.A.	20,709	363,173
		3,274,607

Singapore 0.9%
CapitaLand Ltd.	164,500	463,865
ComfortDelGro Corp., Ltd.	261,400	441,188
DBS Group Holdings Ltd.	91,556	2,112,388
Flex Ltd. *	57,637	749,281
Hutchison Port Holdings Trust, Class U	830,200	276,789
Jardine Cycle & Carriage Ltd.	13,500	347,339
Keppel Corp., Ltd.	229,600	1,408,174
Oversea-Chinese Banking Corp., Ltd.	177,397	1,832,259
Sembcorp Industries Ltd.	174,100	401,025
Singapore Airlines Ltd.	79,970	652,505
Singapore Press Holdings Ltd.	187,900	383,962
Singapore Telecommunications Ltd.	672,086	1,777,730
Security	Number of Shares	Value ($)
United Overseas Bank Ltd.	68,552	1,552,306
Wilmar International Ltd.	296,966	726,505
		13,125,316

Spain 3.5%
Abertis Infraestructuras S.A.	40,246	887,299
Acciona S.A.	4,668	390,461
ACS Actividades de Construccion y Servicios S.A.	28,808	1,214,105
Aena SME S.A.	2,057	424,006
Amadeus IT Group S.A.	12,499	911,924
Banco Bilbao Vizcaya Argentaria S.A.	407,242	3,295,423
Banco De Sabadell S.A.	397,037	776,957
Banco Santander S.A.	2,261,992	14,614,553
CaixaBank S.A.	162,823	791,787
Distribuidora Internacional de Alimentacion S.A.	86,338	400,107
Enagas S.A.	18,006	523,362
Endesa S.A.	80,494	1,877,135
Ferrovial S.A.	36,005	769,036
Gas Natural SDG S.A.	50,251	1,266,709
Grifols S.A.	10,434	292,546
Iberdrola S.A.	595,328	4,599,468
Industria de Diseno Textil S.A.	44,680	1,384,999
Mapfre S.A.	132,862	460,896
Red Electrica Corp. S.A.	28,672	597,249
Repsol S.A.	286,552	5,468,215
Telefonica S.A.	1,001,954	10,210,392
		51,156,629

Sweden 2.4%
Alfa Laval AB (a)	21,242	525,498
Arjo AB *	22,403	66,370
Assa Abloy AB, Class B	41,030	859,862
Atlas Copco AB, A Shares	46,990	1,837,606
Atlas Copco AB, B Shares	22,542	798,967
Autoliv, Inc.	8,408	1,127,092
Boliden AB	23,541	815,687
Electrolux AB, B Shares	20,883	549,571
Essity AB, Class B	41,102	1,042,559
Getinge AB, B Shares	22,403	208,729
Hennes & Mauritz AB, B Shares	134,406	2,309,683
Hexagon AB, B Shares	8,687	501,578
Husqvarna AB, B Shares	41,150	395,776
Nordea Bank AB	245,411	2,495,989
Sandvik AB	88,316	1,505,825
Securitas AB, B Shares	40,150	648,755
Skandinaviska Enskilda Banken AB, A Shares	101,233	950,379
Skanska AB, B Shares	47,832	931,557
SKF AB, B Shares	42,671	863,866
SSAB AB, A Shares	16,713	94,496
SSAB AB, B Shares	92,363	417,875
Svenska Cellulosa AB, S.C.A., B Shares	33,809	374,423
Svenska Handelsbanken AB, A Shares	105,266	1,173,953
Swedbank AB, A Shares	79,060	1,717,442
Swedish Match AB	12,342	553,665
Tele2 AB, B Shares	77,073	999,014
Telefonaktiebolaget LM Ericsson, B Shares	638,000	4,863,770
Telia Co. AB	466,538	2,297,097
Trelleborg AB, B Shares (a)	16,809	392,805

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Volvo AB, A Shares	15,204	260,583
Volvo AB, B Shares	137,553	2,331,024
		33,911,496

Switzerland 6.0%
ABB Ltd.	178,511	4,162,084
Adecco Group AG	22,852	1,513,378
Aryzta AG *	14,338	302,186
Baloise Holding AG	2,931	464,578
Chocoladefabriken Lindt & Spruengli AG	36	509,086
Cie Financiere Richemont S.A.	32,731	3,111,365
Clariant AG *	21,288	491,440
Coca-Cola HBC AG *	12,825	429,648
Credit Suisse Group AG *	154,796	2,610,825
Ferguson plc	27,938	2,138,571
Geberit AG	1,178	502,690
Georg Fischer AG	319	396,535
Givaudan S.A.	396	881,515
Glencore plc *	2,046,934	9,860,069
Julius Baer Group Ltd. *	5,901	350,214
Kuehne & Nagel International AG	3,764	586,039
LafargeHolcim Ltd. *	39,307	2,183,563
Lonza Group AG *	1,979	483,533
Nestle S.A.	191,013	14,797,792
Novartis AG	143,761	11,065,901
Roche Holding AG	40,694	9,041,692
Roche Holding AG - Bearer Shares	1,633	371,881
Schindler Holding AG	1,974	406,646
SGS S.A.	296	718,880
Sika AG	88	638,548
STMicroelectronics N.V.	34,006	742,322
Swiss Life Holding AG *	2,078	726,923
Swiss Prime Site AG *	3,854	361,096
Swiss Re AG	47,388	4,514,618
Swisscom AG	2,252	1,080,132
TE Connectivity Ltd.	20,621	1,891,977
The Swatch Group AG	3,510	312,754
The Swatch Group AG - Bearer Shares	2,641	1,268,149
UBS Group AG *	138,589	2,326,201
Zurich Insurance Group AG	15,596	4,981,915
		86,224,746

United Kingdom 15.9%
3i Group plc	36,892	476,208
Admiral Group plc	13,360	365,615
Aggreko plc	45,934	461,985
Anglo American plc	158,217	3,722,727
Antofagasta plc	43,289	578,381
Ashtead Group plc	20,891	580,200
Associated British Foods plc	28,212	1,048,665
AstraZeneca plc	119,930	8,395,376
Aviva plc	265,000	1,925,402
Babcock International Group plc	63,131	637,223
BAE Systems plc	275,965	2,315,406
Balfour Beatty plc	124,990	504,760
Barclays plc	1,933,512	5,512,637
Barratt Developments plc	69,038	529,387
Bellway plc	6,809	310,261
BHP Billiton plc	333,835	7,118,166
BP plc	4,693,602	34,863,879
British American Tobacco plc	135,081	7,408,852
BT Group plc	1,064,825	3,654,840
Bunzl plc	23,051	668,400
Burberry Group plc	30,915	776,361
Security	Number of Shares	Value ($)
Capita plc	119,545	315,248
Carillion plc (a)(b)	618,732	—
Carnival plc	9,956	647,093
Centrica plc	1,187,327	2,514,003
CNH Industrial N.V.	67,345	828,650
Cobham plc *	250,539	395,695
Coca-Cola European Partners plc	15,123	592,822
Compass Group plc	88,704	1,902,945
Croda International plc	6,199	379,209
DCC plc	7,771	745,897
Debenhams plc	723,214	229,796
Diageo plc	112,135	4,000,376
Direct Line Insurance Group plc	200,976	1,032,672
Dixons Carphone plc	173,433	483,600
Drax Group plc	116,838	505,929
DS Smith plc	71,256	510,443
easyJet plc	34,320	748,159
Fiat Chrysler Automobiles N.V. *	155,860	3,463,017
FirstGroup plc *	496,575	770,352
G4S plc	165,924	589,482
GlaxoSmithKline plc	491,584	9,859,778
Greene King plc	41,067	309,257
Hiscox Ltd.	19,548	399,728
HSBC Holdings plc	1,686,063	16,786,405
IMI plc	28,120	421,463
Imperial Brands plc	89,716	3,210,004
Inchcape plc	64,158	640,961
Informa plc	36,171	367,237
Inmarsat plc	47,774	246,813
InterContinental Hotels Group plc	12,287	775,204
International Consolidated Airlines Group S.A.	62,113	536,918
Intertek Group plc	5,580	375,217
Investec plc	44,175	349,458
ITV plc	373,808	777,660
J. Sainsbury plc	575,061	2,440,079
John Wood Group plc	123,248	960,713
Johnson Matthey plc	36,254	1,638,477
Kingfisher plc	471,588	1,966,725
Land Securities Group plc	36,431	494,557
Legal & General Group plc	395,681	1,465,498
Liberty Global plc, Class A *	18,594	560,423
Liberty Global plc, Class C *	45,307	1,318,434
Lloyds Banking Group plc	3,739,231	3,316,499
Man Group plc	147,279	365,789
Marks & Spencer Group plc	394,697	1,560,648
Meggitt plc	68,225	441,986
Mondi plc	30,825	858,078
National Grid plc	418,448	4,841,418
Next plc	17,565	1,268,829
Old Mutual plc	456,652	1,573,197
Pearson plc	150,333	1,723,512
Pennon Group plc	31,552	299,782
Persimmon plc	15,697	586,368
Petrofac Ltd.	54,674	453,721
Phoenix Group Holdings	39,745	429,332
Provident Financial plc	35,936	328,996
Prudential plc	108,007	2,777,295
Reckitt Benckiser Group plc	33,697	2,643,462
RELX plc	40,444	864,409
Rio Tinto plc	139,914	7,626,137
Rolls-Royce Holdings plc *	204,780	2,365,034
Royal Bank of Scotland Group plc *	111,741	413,799
Royal Mail plc	234,595	1,870,885
RSA Insurance Group plc	74,554	672,699
Severn Trent plc	24,247	645,643
Sky plc	81,728	1,550,669
Smith & Nephew plc	51,555	987,332

22
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Smiths Group plc	31,321	686,282
Spectris plc	10,296	379,892
SSE plc	165,412	3,139,286
Standard Chartered plc	336,397	3,533,523
Standard Life Aberdeen plc	252,209	1,261,723
Subsea 7 S.A.	42,644	595,810
Tate & Lyle plc	53,418	421,884
Taylor Wimpey plc	201,401	530,397
Tesco plc	1,767,774	5,725,707
The Berkeley Group Holdings plc	10,632	595,222
The British Land Co., plc	41,138	379,905
The Sage Group plc	65,551	570,140
The Weir Group plc	18,834	551,117
Travis Perkins plc	43,294	753,910
Unilever plc	63,766	3,576,764
United Utilities Group plc	64,992	662,747
Vodafone Group plc	3,987,294	11,635,762
Whitbread plc	13,842	814,424
William Hill plc	102,888	413,832
WM Morrison Supermarkets plc	636,363	2,122,374
WPP plc	111,148	1,907,313
		229,134,661
Total Common Stock
(Cost $1,295,565,346)		1,421,358,838

Preferred Stock 0.8% of net assets

Germany 0.7%
Automobiles & Components 0.6%
Volkswagen AG	38,648	7,970,563
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	9,856	1,252,547
Materials 0.0%
Fuchs Petrolub SE	5,891	316,317
		9,539,427

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	100,352	397,329
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,428,991	1,227,249
		1,624,578

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	9,845	202,929
Total Preferred Stock
(Cost $9,731,705)		11,366,934

Rights 0.0% of net assets

United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares *(b)	14,539,380	20,016
Total Rights
(Cost $20,257)		20,016

Security	Number of Shares	Value ($)
Other Investment Company 1.0% of net assets

United States 1.0%
Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	14,805,926	14,805,926
Total Other Investment Company
(Cost $14,805,926)		14,805,926
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
Hong Kong Dollar
0.28%, 05/02/18 (d)	220,831	28,136
U.S. Dollar
1.05%, 05/01/18 (d)	1,672,851	1,672,851
Brown Brothers Harriman
Australian Dollar
0.71%, 05/01/18 (d)	13,620	10,253
Danish Krone
(0.80%), 05/01/18 (d)	441,583	71,573
New Zealand Dollar
0.95%, 05/01/18 (d)	201,007	141,428
Norwegian Krone
0.25%, 05/02/18 (d)	644,427	80,329
Singapore Dollar
0.45%, 05/02/18 (d)	3,565	2,689
Swedish Krone
(0.90%), 05/02/18 (d)	83,403	9,525
Swiss Franc
(1.45%), 05/02/18 (d)	231,315	233,416
Royal Bank of Canada
Canadian Dollar
0.55%, 05/01/18 (d)	164,175	127,867
Sumitomo Mitsui Banking Corp.
Euro
(0.58%), 05/02/18 (d)	741,934	895,960
Great British Pound
0.23%, 05/01/18 (d)	27,927	38,447
Total Short-Term Investments
(Cost $3,312,474)		3,312,474

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	106	10,740,450	62,389

23
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

At April 30, 2018, the values of certain foreign securities held by the fund aggregating $1,314,544,889 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,898,628.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
24
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 5.6%
Adelaide Brighton Ltd.	140,615	678,412
ALS Ltd.	165,824	967,743
Ansell Ltd.	40,034	782,182
Ardent Leisure Group	234,642	332,224
Aristocrat Leisure Ltd.	38,943	781,219
ASX Ltd.	24,708	1,086,232
AusNet Services	593,648	766,330
Austal Ltd.	176,783	234,556
Australian Pharmaceutical Industries Ltd.	343,926	349,239
Automotive Holdings Group Ltd.	252,428	639,196
Bank of Queensland Ltd.	104,935	790,612
Beach Energy Ltd.	580,487	684,627
Bega Cheese Ltd.	56,460	300,910
carsales.com Ltd.	31,918	342,587
Challenger Ltd.	83,214	672,782
Charter Hall Retail REIT	79,231	234,797
Cleanaway Waste Management Ltd.	697,693	828,542
Cochlear Ltd.	5,603	815,402
Computershare Ltd.	90,535	1,151,745
Cromwell Property Group	339,134	276,031
Crown Resorts Ltd.	125,165	1,214,842
CSR Ltd.	240,430	1,014,467
Dexus	146,970	1,045,184
Domain Holdings Australia Ltd.	79,505	184,331
DuluxGroup Ltd.	94,505	549,467
Event Hospitality & Entertainment Ltd.	35,093	367,235
Fairfax Media Ltd.	1,480,942	792,692
Flight Centre Travel Group Ltd.	18,970	794,685
G.U.D. Holdings Ltd.	38,801	368,620
G8 Education Ltd.	90,629	153,963
Genworth Mortgage Insurance Australia Ltd. (a)	181,141	315,444
GrainCorp Ltd., Class A	174,897	1,163,764
GWA Group Ltd.	128,203	370,142
Harvey Norman Holdings Ltd. (a)	198,337	522,812
Healthscope Ltd.	266,472	485,494
Inghams Group Ltd.	274,208	773,688
Investa Office Fund	79,331	261,311
InvoCare Ltd.	18,989	185,581
IOOF Holdings Ltd.	80,073	537,748
IRESS Ltd.	25,046	196,481
JB Hi-Fi Ltd. (a)	57,882	1,115,939
McMillan Shakespeare Ltd.	25,929	327,626
Mineral Resources Ltd.	58,164	778,871
Monadelphous Group Ltd.	76,127	920,737
Myer Holdings Ltd.	2,438,780	704,254
Navitas Ltd.	106,463	340,874
nib Holdings Ltd.	124,541	520,604
Nine Entertainment Co. Holdings Ltd.	218,715	387,307
Nufarm Ltd.	71,368	487,818
OceanaGold Corp.	148,472	400,104
Orora Ltd.	393,683	987,370
OZ Minerals Ltd.	162,191	1,119,275
Pact Group Holdings Ltd.	64,579	274,975
Security	Number of Shares	Value ($)
Perpetual Ltd.	10,631	320,722
Premier Investments Ltd.	35,309	416,910
Primary Health Care Ltd.	297,844	849,132
Qantas Airways Ltd.	288,507	1,247,729
Qube Holdings Ltd.	213,911	368,673
Ramsay Health Care Ltd.	21,299	1,035,465
Regis Resources Ltd.	79,334	279,958
Resolute Mining Ltd.	259,981	222,030
Sandfire Resources NL	46,984	278,068
SEEK Ltd.	43,079	626,620
Seven Group Holdings Ltd.	31,840	434,166
Seven West Media Ltd.	1,216,021	505,728
Sigma Healthcare Ltd.	1,247,929	725,141
South32 Ltd.	408,517	1,133,643
Southern Cross Media Group Ltd.	431,325	373,486
Super Retail Group Ltd.	94,028	508,369
Sydney Airport	140,555	752,543
The GPT Group	270,866	982,190
The Star Entertainment Grp Ltd.	247,949	981,203
TPG Telecom Ltd. (a)	58,844	246,826
Treasury Wine Estates Ltd.	79,726	1,138,805
Vicinity Centres	355,105	650,188
Village Roadshow Ltd. *	88,817	144,430
Virgin Australia International Holdings *(b)	176,214	—
Washington H Soul Pattinson & Co., Ltd.	25,134	366,581
Western Areas Ltd.	140,539	361,897
Whitehaven Coal Ltd.	179,281	618,207
		47,947,783

Austria 1.1%
ams AG *	4,747	391,518
ANDRITZ AG	19,559	1,051,326
Austria Technologie & Systemtechnik AG	16,945	418,416
BUWOG AG *	10,634	372,921
CA Immobilien Anlagen AG	11,382	395,028
IMMOFINANZ AG *	238,457	624,271
Lenzing AG	2,516	292,779
Oesterreichische Post AG	15,640	751,087
Rhi Magnesita N.V. *	9,944	586,475
S IMMO AG	16,351	323,826
Schoeller-Bleckmann Oilfield Equipment AG *	3,809	470,892
Semperit AG Holding (a)	9,204	203,178
Telekom Austria AG *	40,922	390,221
UNIQA Insurance Group AG	35,796	428,635
Verbund AG	14,954	463,113
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,587	636,682
Wienerberger AG	51,252	1,291,443
Zumtobel Group AG	17,234	156,179
		9,247,990

25
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belgium 1.1%
Ackermans & van Haaren N.V.	3,820	689,302
AGFA-Gevaert N.V. *	93,821	334,490
Barco N.V.	4,407	569,300
Befimmo S.A.	4,829	313,735
Bekaert N.V.	17,742	745,246
bpost S.A.	35,136	770,957
Cie d'Entreprises CFE	1,880	237,018
Cofinimmo S.A.	4,739	629,085
D'ieteren S.A./N.V.	22,022	937,696
Elia System Operator S.A./N.V.	10,562	667,281
Euronav N.V.	38,584	311,328
Gimv N.V.	6,503	389,660
Nyrstar N.V. *(a)	77,298	533,418
Ontex Group N.V.	18,184	466,102
Orange Belgium S.A.	21,748	451,419
Sofina S.A.	1,553	271,099
Telenet Group Holding N.V. *	13,262	775,028
Tessenderlo Group S.A. *	10,666	447,151
		9,539,315

Canada 8.5%
Aecon Group, Inc.	48,472	681,428
AGF Management Ltd., Class B	85,746	470,820
Aimia, Inc.	394,699	679,376
Air Canada *	23,136	454,809
Algonquin Power & Utilities Corp.	46,715	454,798
Allied Properties Real Estate Investment Trust	8,000	258,452
AltaGas Ltd.	50,649	976,333
Artis Real Estate Investment Trust	32,073	334,481
AutoCanada, Inc.	15,400	261,714
Bird Construction, Inc. (a)	41,919	283,389
Boardwalk Real Estate Investment Trust (a)	8,277	297,249
Bombardier, Inc., Class B *	236,900	732,500
Bonavista Energy Corp. (a)	622,300	765,788
Bonterra Energy Corp. (a)	21,022	258,692
CAE, Inc.	60,319	1,140,186
Canadian Apartment Properties REIT	13,499	389,426
Canadian Real Estate Investment Trust	8,151	320,593
Canadian Solar, Inc. *	22,919	358,224
Canadian Utilities Ltd., Class A	41,000	1,044,200
Canadian Western Bank	22,839	606,040
Canfor Corp. *	31,495	723,383
Capital Power Corp.	49,499	939,901
Cascades, Inc.	45,019	429,520
CCL Industries, Inc., Class B	15,690	761,068
Centerra Gold, Inc. *	99,377	606,812
CES Energy Solutions Corp.	78,542	384,773
Chartwell Retirement Residences	21,200	244,536
Chemtrade Logistics Income Fund (a)	32,881	379,785
Cineplex, Inc. (a)	23,160	541,323
Cogeco Communications, Inc.	9,031	481,180
Cogeco, Inc.	8,200	420,234
Colliers International Group, Inc.	4,434	301,171
Cominar Real Estate Investment Trust	43,013	419,762
Constellation Software, Inc.	1,088	777,586
Corus Entertainment, Inc., Class B	48,243	240,473
Cott Corp.	35,400	506,207
Crew Energy, Inc. *	110,916	225,469
Dorel Industries, Inc., Class B	28,936	625,394
Dream Global Real Estate Investment Trust	31,580	336,719
Dream Office Real Estate Investment Trust	26,317	487,416
Security	Number of Shares	Value ($)
Eldorado Gold Corp. *	358,408	340,557
EnerCare, Inc.	24,940	337,208
Enerflex Ltd.	43,549	532,173
Ensign Energy Services, Inc. (a)	191,189	915,777
Entertainment One Ltd.	160,482	601,112
Exchange Income Corp. (a)	12,530	295,989
Extendicare, Inc.	48,900	317,253
First Capital Realty, Inc.	34,078	532,689
FirstService Corp.	4,200	294,404
Franco-Nevada Corp.	9,083	644,253
Genworth MI Canada, Inc. (a)	18,005	581,960
Gran Tierra Energy, Inc. *	222,351	732,540
Granite Real Estate Investment Trust	7,204	283,402
Great Canadian Gaming Corp. *	14,327	408,849
H&R Real Estate Investment Trust	46,204	742,028
Home Capital Group, Inc. *(a)	50,070	561,165
Hudbay Minerals, Inc.	42,656	298,006
Hudson's Bay Co. (a)	99,500	703,657
Hydro One Ltd.	24,000	381,136
IAMGOLD Corp. *	124,068	678,342
IGM Financial, Inc.	37,800	1,160,246
Industrial Alliance Insurance & Financial Services, Inc.	25,824	1,084,690
Innergex Renewable Energy, Inc.	20,000	210,912
Interfor Corp. *	24,595	459,929
Intertape Polymer Group, Inc.	18,585	288,774
Just Energy Group, Inc. (a)	71,114	297,428
Kinross Gold Corp. *	296,900	1,149,260
Laurentian Bank of Canada	10,311	395,993
Linamar Corp.	22,932	1,285,064
Lundin Mining Corp.	89,325	591,349
Maple Leaf Foods, Inc.	38,663	931,983
Martinrea International, Inc.	65,771	784,775
Maxar Technologies Ltd.	20,099	909,499
Medical Facilities Corp. (a)	20,486	225,131
MEG Energy Corp. *	171,862	888,791
Morneau Shepell, Inc.	17,812	351,953
Mullen Group Ltd.	70,292	796,564
Nevsun Resources Ltd.	216,219	602,877
New Flyer Industries, Inc.	8,392	385,433
New Gold, Inc. *	136,492	319,982
Norbord, Inc.	10,000	412,944
Northland Power, Inc.	26,746	482,238
Open Text Corp.	25,650	905,576
Pan American Silver Corp.	30,530	492,208
Parex Resources, Inc. *	30,600	526,464
Pason Systems, Inc.	26,296	367,626
Pengrowth Energy Corp. *	1,309,400	1,172,795
Peyto Exploration & Development Corp. (a)	60,402	571,113
PrairieSky Royalty Ltd.	12,400	274,955
Precision Drilling Corp. *	363,800	1,297,717
Premium Brands Holdings Corp.	3,700	347,566
Quebecor, Inc., Class B	66,300	1,236,202
Restaurant Brands International, Inc.	10,600	576,831
Richelieu Hardware Ltd.	14,414	311,081
RioCan Real Estate Investment Trust	43,420	789,639
Ritchie Bros. Auctioneers, Inc.	16,755	547,560
Rogers Sugar, Inc.	54,148	253,038
Russel Metals, Inc.	52,117	1,184,450
Secure Energy Services, Inc.	68,331	430,012
SEMAFO, Inc. *	106,100	328,890
ShawCor Ltd.	44,896	868,583
SmartCentres Real Estate Investment Trust	16,225	363,939
Stantec, Inc.	28,248	718,768
Stella-Jones, Inc.	7,300	264,550
SunOpta, Inc. *	33,200	223,928

26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Superior Plus Corp.	98,843	957,675
TFI International, Inc.	42,170	1,220,810
The Jean Coutu Group (PJC), Inc., Class A	37,614	720,377
The North West Co., Inc.	23,715	509,966
TMX Group Ltd.	9,800	591,076
Toromont Industries Ltd.	18,081	791,849
Tourmaline Oil Corp.	34,977	657,887
Transcontinental, Inc., Class A	36,620	771,218
Trinidad Drilling Ltd. *	337,396	488,770
Uni-Select, Inc.	21,420	331,489
Waste Connections, Inc.	16,651	1,203,484
Western Forest Products, Inc.	234,795	506,548
Westshore Terminals Investment Corp.	18,656	322,134
Wheaton Precious Metals Corp.	48,050	997,338
Whitecap Resources, Inc.	85,700	620,748
Winpak Ltd.	6,600	244,991
WSP Global, Inc.	21,223	1,050,778
Yamana Gold, Inc.	358,400	1,030,021
Yellow Pages Ltd. *(a)	193,363	1,055,707
		72,925,882

Denmark 1.3%
Chr. Hansen Holding A/S	7,067	640,616
D/S Norden A/S *	19,805	361,321
Dfds A/S	8,798	547,754
FLSmidth & Co. A/S	19,122	1,181,120
GN Store Nord A/S	23,348	820,308
H. Lundbeck A/S	6,268	363,115
Jyske Bank A/S	11,407	683,046
Matas A/S	24,526	282,450
Nilfisk Holding A/S *	4,794	234,766
NKT A/S *	9,990	296,965
Orsted A/S	17,797	1,171,675
Per Aarsleff Holding A/S	10,845	406,927
Rockwool International A/S, B Shares	3,542	1,067,866
Royal Unibrew A/S	7,635	505,514
Scandinavian Tobacco Group A/S	14,694	245,785
Schouw & Co. A/S	4,133	406,521
SimCorp A/S	4,304	312,037
Sydbank A/S	15,142	559,772
Topdanmark A/S	7,173	337,344
Tryg A/S	29,132	689,515
William Demant Holding A/S *	13,799	537,770
		11,652,187

Finland 1.4%
Amer Sports Oyj *	36,108	1,104,515
Cargotec Oyj, B Shares	16,187	824,447
Caverion Oyj *(a)	59,042	493,307
Cramo Oyj	18,738	439,889
Finnair Oyj	26,586	362,385
Huhtamaki Oyj (a)	24,239	985,917
Kemira Oyj	53,550	716,713
Konecranes Oyj	15,645	638,040
Metsa Board Oyj	78,801	882,911
Outokumpu Oyj	115,378	746,701
Outotec Oyj *	58,140	528,802
Raisio Oyj, V Shares	57,631	245,323
Ramirent Oyj	37,771	328,304
Sanoma Oyj	52,817	587,150
Tieto Oyj	31,738	1,136,835
Tikkurila Oyj (a)	19,120	345,878
Uponor Oyj	17,777	309,716
Security	Number of Shares	Value ($)
Valmet Oyj	36,905	699,577
Yit Oyj	84,500	567,065
		11,943,475

France 3.6%
Aeroports de Paris	5,104	1,123,508
Alten S.A.	7,001	695,397
Altran Technologies S.A.	38,506	594,366
Amundi S.A.	5,182	440,702
BioMerieux	5,835	461,275
Coface S.A. *	38,738	490,794
Dassault Aviation S.A.	232	462,572
Dassault Systemes S.A.	10,251	1,328,426
Derichebourg S.A.	36,661	324,452
Edenred	37,922	1,306,430
Elior Group S.A.	37,325	762,140
Elis S.A.	64,208	1,535,617
Europcar Groupe S.A.	21,292	248,055
Fnac Darty S.A. *	5,890	631,977
Fonciere Des Regions	6,737	753,456
Gecina S.A.	5,633	976,482
Getlink	80,630	1,138,241
ICADE (a)	8,871	881,551
Iliad S.A.	4,294	860,102
Imerys S.A.	10,572	964,933
Ingenico Group S.A.	9,207	805,364
Ipsen S.A.	3,432	555,526
IPSOS	15,744	599,390
JCDecaux S.A.	21,825	782,123
Korian S.A.	12,817	448,146
Mercialys S.A. (a)	16,964	324,629
Mersen S.A.	5,807	272,845
Metropole Television S.A.	26,100	642,603
Neopost S.A.	32,135	867,107
Nexans S.A.	16,429	866,656
Nexity S.A. *	14,675	917,631
Orpea	5,036	645,344
Plastic Omnium S.A.	16,557	795,687
Remy Cointreau S.A.	3,593	495,019
SEB S.A.	5,684	1,089,077
Societe BIC S.A.	11,071	1,129,040
Sopra Steria Group	3,294	703,130
SPIE S.A.	14,716	332,979
Tarkett S.A.	7,278	215,092
Technicolor S.A.	299,002	490,666
Television Francaise	62,926	786,659
UbiSoft Entertainment S.A. *	11,564	1,104,917
Vicat S.A.	7,911	583,025
		31,433,131

Germany 2.5%
1&1 Drillisch AG	5,501	397,738
Aareal Bank AG	16,662	833,417
Axel Springer SE	12,982	1,063,389
Bechtle AG	8,966	757,180
CANCOM SE	3,707	434,464
Deutsche Pfandbriefbank AG	64,840	1,048,863
Deutsche Wohnen SE	26,390	1,245,466
Duerr AG	5,214	517,450
ElringKlinger AG	21,309	385,244
Fielmann AG	4,531	372,081
Fraport AG Frankfurt Airport Services Worldwide	9,908	958,851
Gerresheimer AG	8,655	704,042
Grammer AG	5,332	343,545
Heidelberger Druckmaschinen AG *	83,778	311,226

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hella GmbH & Co. KGaA	12,221	753,796
Jenoptik AG	12,166	441,363
Krones AG	4,887	626,073
LEG Immobilien AG	8,470	976,617
Nordex SE *	22,893	262,285
Norma Group SE	6,989	512,463
Pfeiffer Vacuum Technology AG	1,937	286,577
Rhoen-Klinikum AG	22,931	750,439
SAF-Holland S.A.	18,560	345,588
Scout24 AG	6,087	314,565
Siltronic AG	2,900	464,367
SMA Solar Technology AG	8,099	497,761
Software AG	11,721	576,186
STADA Arzneimittel AG	10,566	1,069,756
TAG Immobilien AG	21,677	458,077
Talanx AG *	15,515	699,029
TLG Immobilien AG	10,177	292,780
United Internet AG	14,874	961,420
Wacker Chemie AG	5,714	1,026,820
Wirecard AG	4,751	642,815
Zalando SE *	5,285	271,948
		21,603,681

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 4.5%
AAC Technologies Holdings, Inc.	46,500	667,404
ASM Pacific Technology Ltd.	42,100	576,910
BOC Aviation Ltd.	51,800	302,865
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	109,891
Cafe De Coral Holdings Ltd.	120,000	294,649
Cathay Pacific Airways Ltd.	680,000	1,091,807
China Travel International Investment Hong Kong Ltd.	748,000	278,888
Chow Sang Sang Holdings International Ltd.	266,000	584,284
Chow Tai Fook Jewellery Group Ltd.	519,000	669,129
CK Infrastructure Holdings Ltd.	28,000	220,987
Dairy Farm International Holdings Ltd.	87,400	733,953
Far East Consortium International Ltd.	448,000	255,845
FIH Mobile Ltd.	2,595,000	444,896
First Pacific Co., Ltd.	1,382,000	707,680
Giordano International Ltd.	808,000	493,748
Global Brands Group Holding Ltd. *	9,126,000	449,721
Great Eagle Holdings Ltd.	66,000	333,386
Hang Lung Group Ltd.	235,000	709,820
Hang Lung Properties Ltd.	459,000	1,086,257
Henderson Land Development Co., Ltd.	182,643	1,158,057
HK Electric Investments & HK Electric Investments Ltd.	394,000	366,458
HKBN Ltd.	216,000	302,727
Hopewell Holdings Ltd.	79,000	280,238
Huabao International Holdings Ltd.	742,000	472,559
Hutchison Telecommunications Hong Kong Holdings Ltd.	956,000	351,393
Hysan Development Co., Ltd.	76,000	442,333
Johnson Electric Holdings Ltd.	128,500	447,377
Ju Teng International Holdings Ltd.	1,282,000	249,541
K Wah International Holdings Ltd.	367,000	225,271
Kerry Logistics Network Ltd.	233,000	355,799
Kerry Properties Ltd.	241,000	1,152,105
Luk Fook Holdings International Ltd.	190,000	794,150
Man Wah Holdings Ltd.	263,200	194,657
Security	Number of Shares	Value ($)
Melco Resorts & Entertainment Ltd. ADR	25,075	782,591
MGM China Holdings Ltd.	222,000	608,806
Minth Group Ltd.	89,500	424,956
MMG Ltd. *	660,000	489,633
NewOcean Energy Holdings Ltd. *	1,136,000	264,871
NWS Holdings Ltd.	399,000	786,753
Orient Overseas International Ltd.	89,000	847,063
Pacific Basin Shipping Ltd. *	1,757,000	467,176
Pacific Textile Holdings Ltd.	444,000	406,181
Pou Sheng International Holdings Ltd.	1,282,000	213,761
Power Assets Holdings Ltd.	118,143	879,828
Sa Sa International Holdings Ltd.	594,573	368,920
Seaspan Corp. (a)	38,356	294,958
Semiconductor Manufacturing International Corp. *(a)	717,400	922,643
Shangri-La Asia Ltd.	332,000	646,110
Shougang Fushan Resources Group Ltd.	1,582,000	387,809
Shui On Land Ltd.	1,372,000	369,424
Sino Land Co., Ltd.	674,000	1,163,442
SITC International Holdings Co., Ltd.	323,000	344,139
SmarTone Telecommunications Holdings Ltd.	253,000	267,475
Stella International Holdings Ltd.	410,000	483,139
Sun Art Retail Group Ltd.	910,500	1,023,358
Swire Properties Ltd.	196,600	697,829
Techtronic Industries Co., Ltd.	213,500	1,250,723
Television Broadcasts Ltd.	136,800	434,141
Texwinca Holdings Ltd.	642,000	322,786
The Bank of East Asia Ltd.	219,241	962,702
The Hongkong & Shanghai Hotels Ltd.	167,500	253,861
Tingyi (Cayman Islands) Holding Corp.	744,000	1,410,525
Truly International Holdings Ltd. (a)	1,312,000	298,123
Uni-President China Holdings Ltd.	474,000	448,087
Vitasoy International Holdings Ltd.	112,000	297,011
VTech Holdings Ltd.	62,600	762,234
Wynn Macau Ltd.	394,000	1,455,972
Xinyi Glass Holdings Ltd. *	424,000	609,542
		38,451,357

Ireland 0.8%
C&C Group plc	132,506	498,141
Glanbia plc	35,096	593,347
ICON plc *	7,977	938,335
Irish Continental Group plc	39,058	264,132
James Hardie Industries plc	47,237	834,178
Jazz Pharmaceuticals plc *	4,001	608,312
Kingspan Group plc	20,307	919,602
Origin Enterprises plc	50,797	327,569
Paddy Power Betfair plc	6,461	639,399
Total Produce plc	182,129	519,056
UDG Healthcare plc	54,346	682,797
		6,824,868

Israel 0.8%
Azrieli Group Ltd.	4,949	226,378
Cellcom Israel Ltd. *	44,910	306,069
Delek Group Ltd.	2,482	370,974
Elbit Systems Ltd.	3,929	452,841
First International Bank of Israel Ltd.	15,255	314,473
Gazit-Globe Ltd.	31,657	299,295
Israel Discount Bank Ltd., Class A *	362,079	1,002,565
Mizrahi Tefahot Bank Ltd.	26,822	490,230
Nice Ltd. *	8,446	800,155
Partner Communications Co., Ltd. *	64,552	265,875

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Paz Oil Co., Ltd.	4,813	700,300
Taro Pharmaceutical Industries Ltd. *	2,512	256,174
The Israel Corp., Ltd.	4,705	920,350
Tower Semiconductor Ltd. *	8,703	226,970
		6,632,649

Italy 3.0%
A2A S.p.A	640,474	1,287,829
ACEA S.p.A.	21,425	375,875
Alitalia S.p.A. *(b)	14,782	—
Anima Holding S.p.A.	53,745	385,617
Ansaldo STS S.p.A. *	21,929	328,370
Astaldi S.p.A.	77,681	220,203
ASTM S.p.A.	20,120	553,252
Autogrill S.p.A.	39,560	504,178
Azimut Holding S.p.A.	27,416	575,598
Banca Carige S.p.A. *	29,523,818	320,877
Banca Generali S.p.A.	11,006	357,025
Banca Mediolanum S.p.A.	61,046	489,253
Banca Popolare Di Sondrio Scarl	274,868	1,298,603
Beni Stabili S.p.A	337,762	319,844
Brembo S.p.A.	25,502	375,710
Buzzi Unicem S.p.A.	13,650	344,644
C.I.R. S.p.A. - Compagnie Industriali Riunite	214,635	282,521
Cerved Information Solutions S.p.A	39,130	473,509
Danieli & C Officine Meccaniche S.p.A.	5,865	161,305
Davide Campari-Milano S.p.A.	73,174	548,142
De'Longhi S.p.A.	12,806	382,832
DiaSorin S.p.A.	3,006	283,242
Enav S.p.A.	77,999	425,154
ERG S.p.A.	33,977	814,020
Esprinet S.p.A.	38,433	202,546
Ferrari N.V.	8,650	1,061,154
Hera S.p.A.	336,933	1,245,596
Interpump Group S.p.A.	10,551	335,172
Iren S.p.A.	253,951	771,553
Italgas S.p.A.	156,161	1,010,535
Italmobiliare S.p.A.	14,551	394,487
Leonardo S.p.A.	83,522	965,063
MARR S.p.A.	11,200	337,886
Moncler S.p.A.	9,806	441,975
OVS S.p.A.	35,996	152,888
Parmalat S.p.A.	81,096	295,753
Piaggio & C. S.p.A.	96,429	252,969
Prada S.p.A.	192,400	976,219
Recordati S.p.A.	11,442	408,143
Safilo Group S.p.A. *(a)	53,990	270,676
Salini Impregilo S.p.A.	139,338	398,670
Saras S.p.A.	243,008	579,958
Societa Cattolica di Assicurazioni SC	57,338	610,472
Societa Iniziative Autostradali e Servizi S.p.A.	28,999	614,286
Tod's S.p.A.	6,803	525,299
Trevi Finanziaria Industriale S.p.A. *(a)	454,685	231,985
Unipol Gruppo S.p.A.	255,233	1,367,062
UnipolSai Assicurazioni S.p.A.	339,552	912,532
		25,470,482

Japan 37.7%
ABC-Mart, Inc.	8,900	586,548
Acom Co., Ltd.	102,200	462,673
Activia Properties, Inc.	55	243,722
Adastria Co., Ltd.	17,880	310,186
ADEKA Corp.	43,000	763,572
Advance Residence Investment Corp.	161	414,779
Security	Number of Shares	Value ($)
Advantest Corp.	17,500	416,243
Aeon Delight Co., Ltd.	10,700	374,349
AEON Financial Service Co., Ltd.	32,200	754,256
Aeon Mall Co., Ltd.	34,130	690,157
Aica Kogyo Co., Ltd.	15,200	571,512
Aichi Steel Corp.	11,600	500,662
Ain Holdings, Inc. (a)	5,300	352,996
Aisan Industry Co., Ltd.	32,700	337,378
Akebono Brake Industry Co., Ltd. *	90,700	232,988
Alpen Co., Ltd.	16,100	353,464
Alpine Electronics, Inc.	34,000	642,937
Amada Holdings Co., Ltd.	95,300	1,144,009
Amano Corp.	18,500	458,539
Anritsu Corp.	56,700	741,773
AOKI Holdings, Inc.	25,200	386,646
Aoyama Trading Co., Ltd.	23,700	912,786
Aozora Bank Ltd.	27,000	1,089,224
Arata Corp.	14,000	829,724
Arcland Sakamoto Co., Ltd.	21,600	340,788
Asahi Diamond Industrial Co., Ltd.	28,100	269,165
Asahi Holdings, Inc.	20,200	368,844
Asics Corp.	58,900	1,113,008
ASKUL Corp. (a)	9,200	289,289
Autobacs Seven Co., Ltd.	55,000	1,038,252
Avex, Inc.	29,100	401,693
Axial Retailing, Inc.	8,500	346,507
Azbil Corp.	21,600	1,005,251
Belc Co., Ltd.	5,200	279,769
Benesse Holdings, Inc.	33,500	1,220,179
Bic Camera, Inc.	51,900	850,534
BML, Inc.	11,000	278,405
Bunka Shutter Co., Ltd.	30,400	302,146
Calbee, Inc.	18,300	616,252
Canon Electronics, Inc.	13,300	309,356
Canon Marketing Japan, Inc.	30,800	669,313
Capcom Co., Ltd.	29,800	569,639
Casio Computer Co., Ltd.	73,200	1,090,338
Cawachi Ltd.	18,800	437,115
Central Glass Co., Ltd.	32,300	765,276
Chiyoda Co., Ltd.	20,000	480,729
Chiyoda Corp.	109,000	1,119,188
Chudenko Corp.	9,800	272,512
Chugoku Marine Paints Ltd.	35,400	349,170
Citizen Watch Co., Ltd.	152,400	1,135,504
CKD Corp.	13,500	283,065
Cocokara fine, Inc.	15,300	1,106,574
COMSYS Holdings Corp.	46,900	1,304,743
Cosmo Energy Holdings Co., Ltd.	20,300	668,746
Cosmos Pharmaceutical Corp.	2,000	449,731
Create SD Holdings Co., Ltd.	10,700	310,069
Credit Saison Co., Ltd.	63,400	1,135,461
CyberAgent, Inc.	19,000	1,043,618
Daido Steel Co., Ltd.	14,100	761,408
Daifuku Co., Ltd.	13,000	694,951
Daihen Corp.	35,000	271,491
Daiichikosho Co., Ltd.	12,600	661,084
Daikyo, Inc.	19,700	428,764
Daikyonishikawa Corp.	16,100	289,379
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,600	270,320
Daio Paper Corp.	51,800	726,190
Daiseki Co., Ltd.	10,500	326,927
Daiwabo Holdings Co., Ltd.	16,700	757,654
DCM Holdings Co., Ltd.	98,800	983,077
Dena Co., Ltd.	49,486	943,186
Descente Ltd.	17,200	290,213
Dexerials Corp.	20,600	193,270
Disco Corp.	3,400	595,946

29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DMG Mori Co., Ltd.	31,700	592,303
Doshisha Co., Ltd.	16,000	372,660
Doutor Nichires Holdings Co., Ltd.	15,300	319,878
DTS Corp.	8,700	315,306
Duskin Co., Ltd.	23,700	597,475
DyDo Group Holdings, Inc.	7,200	448,084
Dynam Japan Holdings Co., Ltd.	302,200	409,432
Eagle Industry Co., Ltd.	14,700	265,105
Earth Corp.	5,900	309,943
EDION Corp.	97,800	1,146,354
Eizo Corp.	6,650	310,872
Exedy Corp.	23,000	778,961
Ezaki Glico Co., Ltd.	16,500	888,821
F.C.C. Co., Ltd.	21,000	594,009
FamilyMart UNY Holdings Co., Ltd.	10,400	1,012,252
Fancl Corp.	11,800	463,063
Foster Electric Co., Ltd.	25,400	595,029
FP Corp.	6,700	414,446
Frontier Real Estate Investment Corp.	63	259,718
Fuji Co., Ltd.	13,800	301,404
Fuji Corp.	21,938	393,729
Fuji Oil Co., Ltd.	97,700	404,059
Fuji Oil Holdings, Inc.	23,800	762,954
Fuji Seal International, Inc.	13,900	518,644
Fuji Soft, Inc.	13,100	507,381
Fujikura Ltd.	146,500	1,001,040
Fujimori Kogyo Co., Ltd.	9,200	311,714
Fujitec Co., Ltd.	28,000	388,845
Fujitsu General Ltd.	20,900	340,287
Fukuda Corp.	4,000	250,861
Fukuoka Financial Group, Inc.	220,000	1,177,904
Fukuoka REIT Corp.	148	229,405
Fukuyama Transporting Co., Ltd.	16,100	671,826
Funai Electric Co., Ltd. *(a)	51,600	356,929
Furukawa Co., Ltd.	16,500	331,888
Futaba Corp.	13,900	288,036
Futaba Industrial Co., Ltd.	56,200	449,167
Fuyo General Lease Co., Ltd.	4,900	331,900
G-Tekt Corp.	21,000	405,676
Geo Holdings Corp.	51,000	833,407
Glory Ltd.	22,800	784,006
GLP J-REIT	231	248,317
Godo Steel Ltd.	14,500	338,494
Gree, Inc.	78,700	434,842
GS Yuasa Corp.	172,000	925,870
GungHo Online Entertainment, Inc.	195,400	589,364
Gunze Ltd.	8,800	540,546
H.I.S. Co., Ltd.	18,300	667,838
H2O Retailing Corp.	60,300	1,134,709
Hamakyorex Co., Ltd.	8,800	306,738
Hamamatsu Photonics K.K.	23,200	894,064
Hazama Ando Corp.	64,100	515,037
Heiwa Corp.	25,700	510,109
Heiwado Co., Ltd.	34,800	829,956
Hikari Tsushin, Inc.	5,500	891,572
Hirose Electric Co., Ltd.	7,239	1,018,696
Hisamitsu Pharmaceutical Co., Inc.	13,100	1,018,209
Hitachi Capital Corp.	15,000	400,823
Hitachi Chemical Co., Ltd.	46,800	1,026,501
Hitachi High-Technologies Corp.	28,500	1,329,259
Hitachi Transport System Ltd.	29,100	779,345
Hitachi Zosen Corp.	129,800	704,633
Hogy Medical Co., Ltd.	6,000	250,178
Hokkaido Electric Power Co., Inc.	127,400	845,464
Hokuetsu Kishu Paper Co., Ltd.	85,000	529,594
Hokuhoku Financial Group, Inc.	44,400	656,833
Hokuto Corp.	11,800	208,345
Horiba Ltd.	9,500	690,195
Security	Number of Shares	Value ($)
Hoshizaki Corp.	9,300	863,328
Hosiden Corp.	32,900	392,241
House Foods Group, Inc.	20,700	729,039
Hulic Co., Ltd.	31,500	338,954
IDOM, Inc.	41,700	301,291
Inaba Denki Sangyo Co., Ltd.	17,400	746,296
Inabata & Co., Ltd.	55,300	848,828
Internet Initiative Japan, Inc.	15,400	290,833
Iseki & Co., Ltd.	14,700	283,468
Ishihara Sangyo Kaisha Ltd. *	20,800	238,981
Ito En Ltd.	22,400	893,088
Itochu Enex Co., Ltd.	70,500	691,485
Itochu Techno-Solutions Corp.	30,600	632,562
Iwatani Corp.	33,600	1,240,412
Izumi Co., Ltd.	11,600	765,967
J-Oil Mills, Inc.	9,000	310,621
Jafco Co., Ltd.	4,800	210,519
Japan Airport Terminal Co., Ltd.	10,800	442,333
Japan Aviation Electronics Industry Ltd.	41,500	706,902
Japan Display, Inc. *(a)	613,497	810,721
Japan Excellent, Inc.	239	310,756
Japan Exchange Group, Inc.	41,600	770,393
Japan Petroleum Exploration Co., Ltd.	31,200	811,899
Japan Post Insurance Co., Ltd.	27,300	670,784
Japan Prime Realty Investment Corp.	121	438,841
Japan Real Estate Investment Corp.	179	927,374
Japan Retail Fund Investment Corp.	511	958,021
Joyful Honda Co., Ltd.	13,200	466,129
JVC Kenwood Corp.	199,300	694,314
Kadokawa Dwango *	36,200	374,375
Kaga Electronics Co., Ltd.	15,000	370,962
Kagome Co., Ltd.	18,800	677,831
Kakaku.com, Inc.	16,100	306,936
Kaken Pharmaceutical Co., Ltd.	9,200	544,046
Kamigumi Co., Ltd.	58,400	1,314,677
Kanamoto Co., Ltd.	12,000	410,041
Kandenko Co., Ltd.	57,000	675,052
Kanematsu Corp.	90,500	1,382,258
Kansai Paint Co., Ltd.	37,900	851,603
Kasai Kogyo Co., Ltd.	21,800	306,361
Kato Sangyo Co., Ltd.	29,100	1,071,413
Keihan Holdings Co., Ltd.	28,500	920,221
Keihin Corp.	41,400	817,818
Keikyu Corp.	41,200	754,823
Keisei Electric Railway Co., Ltd.	26,700	869,338
Kenedix Office Investment Corp.	71	435,538
KH Neochem Co., Ltd.	10,600	320,553
Kinden Corp.	75,700	1,320,274
Kintetsu World Express, Inc.	25,700	478,134
Kissei Pharmaceutical Co., Ltd.	10,000	282,117
Kitz Corp.	48,100	402,145
Kobayashi Pharmaceutical Co., Ltd.	9,900	835,361
Kohnan Shoji Co., Ltd.	22,600	590,202
Kokuyo Co., Ltd.	45,300	818,180
Komeri Co., Ltd.	23,000	613,859
Komori Corp.	20,800	264,527
Konami Holdings Corp.	22,900	1,124,599
Konishi Co., Ltd.	15,700	255,973
Konoike Transport Co., Ltd.	23,400	409,151
Kose Corp.	3,700	683,748
Kumagai Gumi Co., Ltd.	15,000	510,426
Kurabo Industries Ltd.	138,000	455,386
Kureha Corp.	7,700	522,860
Kurita Water Industries Ltd.	35,100	1,136,670
KYB Corp.	14,400	693,743
Kyoei Steel Ltd.	18,300	381,068
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,400	227,692

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kyokuyo Co., Ltd.	7,100	244,174
KYORIN Holdings, Inc.	20,200	395,006
Kyoritsu Maintenance Co., Ltd.	7,700	362,649
Kyowa Exeo Corp.	42,100	1,094,816
Kyudenko Corp.	10,300	481,257
Kyushu Financial Group, Inc.	60,300	295,769
Leopalace21 Corp.	167,600	1,453,582
Life Corp.	10,500	262,404
Lintec Corp.	24,900	720,554
Lion Corp.	41,000	883,198
Mabuchi Motor Co., Ltd.	11,400	572,742
Macnica Fuji Electronics Holdings, Inc.	20,700	354,143
Maeda Corp.	45,000	555,383
Maeda Road Construction Co., Ltd.	36,000	776,790
Makino Milling Machine Co., Ltd.	46,000	434,117
Mandom Corp.	11,800	425,393
Marudai Food Co., Ltd.	110,000	541,049
Maruha Nichiro Corp.	19,700	663,107
Marui Group Co., Ltd.	63,800	1,324,145
Maruichi Steel Tube Ltd.	18,100	617,791
Maxell Holdings Ltd.	19,600	386,494
McDonald's Holdings Co., Ltd.	16,033	750,311
Mebuki Financial Group, Inc.	110,900	430,450
Megmilk Snow Brand Co., Ltd.	31,800	957,352
Meidensha Corp.	99,000	389,586
Meitec Corp.	6,300	345,444
Ministop Co., Ltd.	10,800	224,066
Miraca Holdings, Inc.	27,100	1,055,001
Mirait Holdings Corp.	53,000	840,549
Misawa Homes Co., Ltd.	37,100	313,287
MISUMI Group, Inc.	38,300	1,056,942
Mitsuba Corp.	26,200	382,443
Mitsubishi Logistics Corp.	24,300	560,482
Mitsubishi Shokuhin Co., Ltd.	25,600	747,013
Mitsubishi UFJ Lease & Finance Co., Ltd.	92,700	589,300
Mitsui E&S Holdings Co., Ltd. *	74,500	1,276,751
Mitsui-Soko Holdings Co., Ltd. *	99,000	320,886
Miura Co., Ltd.	17,000	516,230
Mixi, Inc.	6,900	226,781
Mizuno Corp.	15,200	491,460
Mochida Pharmaceutical Co., Ltd.	6,300	443,886
Mori Trust Sogo REIT, Inc.	166	247,640
Morinaga & Co., Ltd.	6,300	306,791
Morinaga Milk Industry Co., Ltd.	24,900	1,093,676
MOS Food Services, Inc.	7,800	236,309
Musashi Seimitsu Industry Co., Ltd.	12,900	451,956
Nabtesco Corp.	28,100	1,013,305
Nachi-Fujikoshi Corp.	70,000	362,951
Namura Shipbuilding Co., Ltd.	68,900	427,095
Nankai Electric Railway Co., Ltd.	30,900	821,584
NEC Networks & System Integration Corp.	20,100	525,904
NET One Systems Co., Ltd.	50,600	814,388
Nexon Co., Ltd. *	43,722	636,216
Nichi-iko Pharmaceutical Co., Ltd.	21,700	347,197
Nichias Corp.	40,000	506,658
Nichicon Corp.	22,800	257,257
Nichiha Corp.	9,700	384,586
NichiiGakkan Co., Ltd.	27,700	286,113
Nichirei Corp.	43,700	1,265,965
Nifco, Inc.	22,200	779,460
Nihon Kohden Corp.	26,600	760,199
Nihon Parkerizing Co., Ltd.	26,100	413,220
Nihon Unisys Ltd.	25,300	525,101
Nikkiso Co., Ltd.	28,000	318,812
Nikkon Holdings Co., Ltd.	27,500	731,719
Nippo Corp.	30,000	688,047
Security	Number of Shares	Value ($)
Nippon Accommodations Fund, Inc.	63	281,827
Nippon Building Fund, Inc.	202	1,135,057
Nippon Densetsu Kogyo Co., Ltd.	17,800	365,339
Nippon Flour Mills Co., Ltd.	39,700	647,508
Nippon Gas Co., Ltd.	8,300	407,510
Nippon Kayaku Co., Ltd.	55,000	688,202
Nippon Light Metal Holdings Co., Ltd.	332,900	889,849
Nippon Paint Holdings Co., Ltd.	16,600	677,599
Nippon Prologis REIT, Inc.	153	322,457
Nippon Seiki Co., Ltd.	28,000	540,098
Nippon Sheet Glass Co., Ltd. *	119,300	973,901
Nippon Shinyaku Co., Ltd.	4,700	349,949
Nippon Shokubai Co., Ltd.	15,300	1,039,635
Nippon Signal Co., Ltd.	32,100	304,654
Nippon Soda Co., Ltd.	76,000	436,607
Nippon Steel & Sumikin Bussan Corp.	18,400	1,009,299
Nippon Suisan Kaisha Ltd.	155,500	842,745
Nipro Corp.	55,200	794,489
Nishi-Nippon Railroad Co., Ltd.	29,400	816,380
Nishimatsu Construction Co., Ltd.	23,900	656,987
Nishio Rent All Co., Ltd.	9,900	293,932
Nissan Chemical Industries Ltd.	24,200	1,076,011
Nissan Shatai Co., Ltd.	87,800	940,059
Nissha Co., Ltd.	9,500	223,654
Nisshin Steel Co., Ltd.	74,500	985,899
Nisshinbo Holdings, Inc.	87,600	1,234,501
Nissin Foods Holdings Co., Ltd.	18,800	1,384,322
Nissin Kogyo Co., Ltd.	30,900	542,192
Nitta Corp.	8,000	304,139
Nittetsu Mining Co., Ltd.	5,400	329,059
Nitto Kogyo Corp.	20,000	343,328
NOF Corp.	23,600	704,183
Nojima Corp.	15,200	375,260
Nomura Co., Ltd.	12,300	247,108
Nomura Real Estate Master Fund, Inc.	208	290,753
Nomura Research Institute Ltd.	27,460	1,414,321
Noritz Corp.	22,400	408,141
North Pacific Bank Ltd.	270,700	913,327
NS Solutions Corp.	11,100	321,361
NTN Corp.	260,000	1,143,601
NTT Urban Development Corp.	32,000	377,034
Obic Co., Ltd.	6,400	536,072
Ohsho Food Service Corp.	5,600	281,046
Oiles Corp.	11,280	243,770
Okamura Corp.	31,500	425,301
Okasan Securities Group, Inc.	57,000	325,700
Oki Electric Industry Co., Ltd.	68,800	928,254
OKUMA Corp.	9,700	554,071
Okumura Corp.	11,000	455,387
Ono Pharmaceutical Co., Ltd.	48,200	1,114,155
Onward Holdings Co., Ltd.	95,000	782,884
Oracle Corp., Japan	6,400	525,744
OSG Corp.	22,400	495,808
Otsuka Corp.	31,000	1,436,460
Pacific Industrial Co., Ltd.	21,100	299,282
PALTAC Corp.	21,900	1,096,150
Paramount Bed Holdings Co., Ltd.	7,400	368,188
Park24 Co., Ltd.	26,500	750,672
Penta-Ocean Construction Co., Ltd.	88,200	695,088
Persol Holdings Co., Ltd.	33,100	786,792
Pigeon Corp.	11,600	543,739
Pilot Corp.	4,900	267,503
Piolax, Inc.	10,100	282,921
Pioneer Corp. *(a)	491,000	765,913
Plenus Co., Ltd.	16,900	291,291
Pola Orbis Holdings, Inc.	13,100	571,547
Press Kogyo Co., Ltd.	91,500	527,294
Prima Meat Packers Ltd.	76,000	463,687

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Raito Kogyo Co., Ltd.	21,000	228,192
Rakuten, Inc.	115,360	819,814
Relia, Inc.	27,100	344,540
Relo Group, Inc.	13,500	303,277
Renesas Electronics Corp. *(a)	30,100	313,994
Rengo Co., Ltd.	146,200	1,256,812
Resorttrust, Inc.	18,700	387,216
Riken Corp.	5,200	299,086
Rinnai Corp.	10,900	1,085,080
Riso Kagaku Corp.	14,300	285,931
Rohto Pharmaceutical Co., Ltd.	24,800	721,864
Round One Corp.	34,300	496,105
Royal Holdings Co., Ltd.	11,900	323,461
Ryobi Ltd.	17,500	447,099
Ryohin Keikaku Co., Ltd.	3,500	1,197,223
Ryosan Co., Ltd.	20,500	762,855
Ryoyo Electro Corp.	18,200	301,347
Saint Marc Holdings Co., Ltd.	8,900	251,987
Saizeriya Co., Ltd.	15,700	362,677
Sakai Chemical Industry Co., Ltd.	10,800	282,082
Sakata INX Corp.	20,200	308,664
San-A Co., Ltd.	8,900	474,601
Sanden Holdings Corp. *	25,000	363,193
Sangetsu Corp.	29,300	604,679
Sanken Electric Co., Ltd.	65,000	416,005
Sanki Engineering Co., Ltd.	29,800	331,734
Sankyo Co., Ltd.	20,900	732,694
Sankyo Tateyama, Inc.	28,700	425,776
Sankyu, Inc.	25,400	1,234,477
Sanrio Co., Ltd. (a)	22,200	407,821
Santen Pharmaceutical Co., Ltd.	75,200	1,262,932
Sanwa Holdings Corp.	59,600	765,329
Sanyo Chemical Industries Ltd.	7,200	339,759
Sanyo Shokai Ltd.	19,400	449,410
Sanyo Special Steel Co., Ltd.	16,100	409,634
Sapporo Holdings Ltd.	33,600	961,378
Sato Holdings Corp.	13,500	378,747
Sawai Pharmaceutical Co., Ltd.	11,800	509,944
SBI Holdings, Inc.	46,000	1,159,903
SCREEN Holdings Co., Ltd.	7,100	580,743
SCSK Corp.	11,176	478,289
Seiko Holdings Corp.	19,100	497,261
Seiren Co., Ltd.	15,800	304,611
Senko Co., Ltd.	74,000	568,674
Senshu Ikeda Holdings, Inc.	74,600	294,191
Seria Co., Ltd.	5,168	253,255
Seven Bank Ltd.	129,000	433,113
Sharp Corp. (a)	10,200	297,995
Shikoku Electric Power Co., Inc.	91,700	1,169,186
Shimachu Co., Ltd.	31,700	1,023,353
Shimadzu Corp.	49,000	1,329,921
Shindengen Electric Manufacturing Co., Ltd.	4,000	250,949
Shinko Electric Industries Co., Ltd.	56,000	435,668
Shinko Plantech Co., Ltd.	30,100	282,560
Shinmaywa Industries Ltd.	68,000	762,109
Shinsei Bank Ltd.	31,300	487,328
Ship Healthcare Holdings, Inc.	20,800	722,240
Shizuoka Gas Co., Ltd.	59,200	535,635
SHO-BOND Holdings Co., Ltd.	4,300	325,076
Showa Corp.	46,400	697,434
Showa Sangyo Co., Ltd.	15,600	412,853
Siix Corp.	14,400	289,372
Sintokogio Ltd.	22,700	241,850
SKY Perfect JSAT Holdings, Inc.	108,200	493,070
Skylark Co., Ltd.	44,400	653,101
Sohgo Security Services Co., Ltd.	18,700	923,290
Sony Financial Holdings, Inc.	48,599	886,634
Security	Number of Shares	Value ($)
Sotetsu Holdings, Inc.	23,400	670,374
Square Enix Holdings Co., Ltd.	15,900	659,019
Starts Corp., Inc.	10,100	278,852
Starzen Co., Ltd.	7,700	387,593
Sugi Holdings Co., Ltd.	15,200	884,930
Sumco Corp.	37,900	925,690
Sumitomo Bakelite Co., Ltd.	86,000	775,698
Sumitomo Dainippon Pharma Co., Ltd.	47,300	860,236
Sumitomo Mitsui Construction Co., Ltd.	61,180	374,763
Sumitomo Osaka Cement Co., Ltd.	200,000	915,606
Sumitomo Riko Co., Ltd.	39,400	411,862
Sundrug Co., Ltd.	20,900	1,075,160
Suruga Bank Ltd.	26,000	352,207
Sysmex Corp.	16,700	1,475,232
T-Gaia Corp.	19,500	544,918
Tachi-S Co., Ltd.	30,000	543,703
Tadano Ltd.	38,200	587,861
Taihei Dengyo Kaisha Ltd.	10,500	271,161
Taikisha Ltd.	14,700	512,633
Taisho Pharmaceutical Holdings Co., Ltd.	12,800	1,224,328
Taiyo Nippon Sanso Corp.	46,900	695,327
Taiyo Yuden Co., Ltd.	51,100	906,231
Takara Holdings, Inc.	54,100	652,616
Takara Standard Co., Ltd.	25,600	435,037
Takasago International Corp.	8,900	277,237
Takasago Thermal Engineering Co., Ltd.	21,200	401,920
Takuma Co., Ltd.	25,600	280,493
Tamron Co., Ltd.	14,700	298,355
The 77 Bank Ltd.	10,800	266,841
The Awa Bank Ltd.	36,000	235,064
The Bank of Kyoto Ltd.	8,200	492,947
The Chiba Bank Ltd.	158,000	1,274,810
The Chugoku Bank Ltd.	35,200	408,813
The Daishi Bank Ltd.	6,700	300,439
The Gunma Bank Ltd.	82,000	478,567
The Hachijuni Bank Ltd.	85,800	453,108
The Hiroshima Bank Ltd.	65,200	496,154
The Hokkoku Bank Ltd.	6,200	247,441
The Hyakugo Bank Ltd.	48,000	223,966
The Hyakujushi Bank Ltd.	67,000	226,030
The Iyo Bank Ltd.	58,700	463,950
The Japan Steel Works Ltd.	29,100	953,174
The Japan Wool Textile Co., Ltd.	28,500	297,077
The Juroku Bank Ltd.	10,100	266,447
The Keiyo Bank Ltd.	71,000	324,971
The Kiyo Bank Ltd.	25,000	407,036
The Musashino Bank Ltd.	8,300	276,535
The Nippon Road Co., Ltd.	5,600	279,274
The Nisshin Oillio Group Ltd.	22,000	632,532
The Ogaki Kyoritsu Bank Ltd.	10,400	262,168
The Okinawa Electric Power Co., Inc.	24,265	739,937
The San-in Godo Bank Ltd.	34,000	319,665
The Shiga Bank Ltd.	52,000	263,415
The Shizuoka Bank Ltd.	103,000	1,044,504
The Sumitomo Warehouse Co., Ltd.	61,000	417,334
THK Co., Ltd.	28,100	979,374
TIS, Inc.	38,200	1,515,365
TKC Corp.	8,000	319,474
Toa Corp.	11,700	298,299
Toagosei Co., Ltd.	57,900	683,291
Toda Corp.	78,000	643,163
Toei Co., Ltd.	2,300	258,356
Toho Co., Ltd.	24,600	820,564
Toho Holdings Co., Ltd.	55,300	1,349,586
Toho Zinc Co., Ltd.	7,500	345,075

32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokai Carbon Co., Ltd.	53,000	663,264
TOKAI Holdings Corp.	38,800	393,039
Tokai Rika Co., Ltd.	46,100	920,942
Tokai Tokyo Financial Holdings, Inc.	55,500	402,007
Token Corp.	3,450	328,545
Tokuyama Corp.	25,200	750,591
Tokyo Broadcasting System Holdings, Inc.	16,500	366,760
Tokyo Century Corp.	9,900	616,316
Tokyo Dome Corp.	35,200	342,242
Tokyo Ohka Kogyo Co., Ltd.	12,600	442,681
Tokyo Seimitsu Co., Ltd.	10,100	383,612
Tokyo Steel Manufacturing Co., Ltd.	51,500	429,764
Tokyo Tatemono Co., Ltd.	47,400	721,862
Tokyu Construction Co., Ltd.	25,900	276,604
Tomy Co., Ltd.	25,400	248,678
Topcon Corp.	19,800	392,989
Toppan Forms Co., Ltd.	37,900	423,350
Topre Corp.	11,300	354,645
Topy Industries Ltd.	13,100	388,002
Toshiba Machine Co., Ltd.	52,000	344,447
Toshiba Plant Systems & Services Corp.	15,800	329,728
Toshiba TEC Corp.	86,000	492,191
Totetsu Kogyo Co., Ltd.	7,700	229,993
Toyo Ink SC Holdings Co., Ltd.	116,000	716,906
Toyo Kohan Co., Ltd.	52,700	345,510
Toyo Tire & Rubber Co., Ltd.	52,400	891,963
Toyobo Co., Ltd.	55,100	1,073,317
Toyota Boshoku Corp.	51,700	1,085,337
TPR Co., Ltd.	10,800	327,178
Trancom Co., Ltd.	4,700	355,875
Transcosmos, Inc.	17,200	474,687
Trend Micro, Inc.	18,800	1,124,031
Trusco Nakayama Corp.	23,600	619,583
TS Tech Co., Ltd.	29,600	1,197,603
TSI Holdings Co., Ltd.	52,600	419,992
Tsubakimoto Chain Co.	59,000	511,255
Tsumura & Co.	19,300	700,092
Tsuruha Holdings, Inc.	9,100	1,306,214
TV Asahi Holdings Corp.	14,000	328,322
UACJ Corp. (a)	18,530	482,907
UKC Holdings Corp.	33,300	701,619
Ulvac, Inc.	6,300	337,013
Unipres Corp.	34,400	809,974
United Arrows Ltd.	11,300	415,033
United Super Markets Holdings, Inc.	62,200	817,894
United Urban Investment Corp.	405	622,055
Ushio, Inc.	52,600	741,472
USS Co., Ltd.	35,900	753,912
Valor Holdings Co., Ltd.	39,200	1,093,721
Vital KSK Holdings, Inc.	62,600	613,530
VT Holdings Co., Ltd.	45,700	207,915
Wacoal Holdings Corp.	27,000	817,447
Wacom Co., Ltd.	72,000	363,763
Wakita & Co., Ltd.	23,300	246,187
Warabeya Nichiyo Holdings Co., Ltd.	16,200	411,295
Welcia Holdings Co., Ltd.	11,800	605,996
Xebio Holdings Co., Ltd.	30,700	578,382
Yahoo Japan Corp. (a)	224,500	922,623
Yakult Honsha Co., Ltd.	14,300	1,018,755
Yamabiko Corp.	17,600	251,393
Yamaguchi Financial Group, Inc.	54,000	674,543
Yamato Kogyo Co., Ltd.	21,600	636,739
Yamazen Corp.	45,100	455,837
Yaoko Co., Ltd.	9,000	499,145
Yaskawa Electric Corp.	36,700	1,489,929
Yellow Hat Ltd.	10,200	302,531
Security	Number of Shares	Value ($)
Yodogawa Steel Works Ltd.	13,800	393,787
Yokohama Reito Co., Ltd.	36,900	373,973
Yorozu Corp.	24,700	425,305
Yoshinoya Holdings Co., Ltd.	34,200	634,899
Yuasa Trading Co., Ltd.	14,500	463,464
Yurtec Corp.	36,000	314,701
Zensho Holdings Co., Ltd.	27,200	633,052
Zeon Corp.	66,000	852,343
		324,677,907

Luxembourg 0.5%
APERAM S.A.	23,248	1,132,745
Espirito Santo Financial Group S.A. *(b)	69,773	—
Eurofins Scientific SE	581	313,390
IWG plc	183,810	624,375
L'Occitane International S.A.	163,250	303,235
Samsonite International S.A.	265,000	1,195,333
Ternium S.A. ADR	26,734	1,060,538
		4,629,616

Netherlands 2.5%
Aalberts Industries N.V.	25,662	1,263,517
Accell Group	10,811	252,748
Altice N.V., Class A *	74,385	711,940
Altice N.V., Class B *	19,227	183,471
Arcadis N.V. (a)	42,061	827,140
ASM International N.V.	9,754	585,625
ASR Nederland N.V.	18,668	880,453
BE Semiconductor Industries N.V.	4,278	295,666
Beter Bed Holding N.V. (a)	15,017	150,858
Brunel International N.V.	19,139	343,555
Corbion N.V.	24,780	793,343
Core Laboratories N.V.	5,381	658,903
Eurocommercial Properties N.V. CVA	10,328	432,860
Euronext N.V.	6,984	500,642
ForFarmers N.V.	25,012	350,886
Fugro N.V. CVA *	75,448	1,193,149
GrandVision N.V.	9,458	232,532
HAL Trust (a)	6,056	1,118,745
IMCD N.V.	8,925	549,184
InterXion Holding N.V. *	5,083	330,497
Koninklijke BAM Groep N.V (a)	178,316	849,303
Koninklijke Vopak N.V. (a)	20,332	1,002,676
Nostrum Oil & Gas plc *	61,010	249,458
NSI N.V.	7,269	312,937
OCI N.V. *(a)	18,152	430,774
Philips Lighting N.V.	32,793	997,296
PostNL N.V. (a)	206,685	802,342
SBM Offshore N.V.	45,778	768,119
Sligro Food Group N.V.	17,473	905,059
TKH Group N.V.	11,017	696,425
TomTom N.V. *	24,080	237,609
Vastned Retail N.V.	5,390	269,535
VEON Ltd. ADR	323,338	889,180
Wereldhave N.V. (a)	8,292	333,189
Wessanen	12,330	248,768
Yandex N.V., Class A *	22,798	760,541
		21,408,925

New Zealand 1.0%
Air New Zealand Ltd.	325,392	746,632
Auckland International Airport Ltd.	99,550	445,455
Chorus Ltd.	249,361	707,491
EBOS Group Ltd.	33,377	416,990

33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fisher & Paykel Healthcare Corp., Ltd.	51,214	458,040
Fonterra Co-operative Group Ltd. (a)	78,594	316,451
Genesis Energy Ltd.	240,366	380,523
Infratil Ltd.	396,007	887,768
Kiwi Property Group Ltd.	293,486	282,223
Mainfreight Ltd.	26,381	458,632
Mercury NZ Ltd.	219,294	490,749
Meridian Energy Ltd.	355,072	733,470
SKY Network Television Ltd.	439,809	702,961
SKYCITY Entertainment Group Ltd.	233,279	662,837
Trade Me Group Ltd.	67,970	221,712
Z Energy Ltd.	138,280	703,826
		8,615,760

Norway 1.8%
Aker A.S.A., A Shares	10,860	678,744
Aker Solutions A.S.A. *	103,664	701,753
Atea A.S.A. *	52,203	774,861
Austevoll Seafood A.S.A.	45,157	543,476
Bakkafrost P/F	7,361	422,353
Borregaard A.S.A.	30,219	320,370
BW LPG Ltd. *(a)	80,853	280,554
Fred Olsen Energy A.S.A. *(a)	340,913	515,709
Gjensidige Forsikring A.S.A.	59,369	939,709
Kongsberg Automotive A.S.A. *	309,251	361,553
Kongsberg Gruppen A.S.A.	26,691	653,442
Leroy Seafood Group A.S.A.	68,391	501,669
Petroleum Geo-Services A.S.A. *	489,337	2,106,183
REC Silicon A.S.A. *(a)	3,790,126	642,489
Salmar A.S.A.	10,718	499,473
Schibsted A.S.A., B Shares	16,544	445,105
Schibsted A.S.A., Class A	14,339	418,089
Sparebank 1 Nord Norge	42,938	316,662
SpareBank 1 SMN	40,420	404,602
SpareBank 1 SR Bank A.S.A.	34,347	339,689
Storebrand A.S.A.	73,038	624,201
TGS Nopec Geophysical Co. A.S.A.	46,954	1,480,643
Tomra Systems A.S.A.	24,676	457,766
Veidekke A.S.A.	39,329	477,686
XXL A.S.A.	22,897	198,909
		15,105,690

Portugal 0.5%
Banco Comercial Portugues S.A., Class R *	2,259,562	756,397
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A. (a)	106,822	393,918
Mota-Engil SGPS, S.A.	80,831	350,202
NOS SGPS, S.A.	74,082	440,354
Redes Energeticas Nacionais SGPS, S.A.	128,603	405,623
Semapa-Sociedade de Investimento e Gestao	16,760	374,772
Sonae SGPS, S.A.	469,430	638,357
The Navigator Co., S.A.	115,649	674,785
		4,034,408

Singapore 1.8%
Ascendas Real Estate Investment Trust	350,500	703,134
Ascott Residence Trust	259,200	222,629
Asian Pay Television Trust	626,600	231,241
CapitaLand Commercial Trust	230,002	314,228
CapitaLand Mall Trust	422,500	667,198
China Aviation Oil Singapore Corp., Ltd. (a)	771,600	939,528
Security	Number of Shares	Value ($)
City Developments Ltd.	139,700	1,327,555
Fortune Real Estate Investment Trust	201,300	237,970
Genting Singapore plc	1,190,900	1,043,366
Kulicke & Soffa Industries, Inc. *	19,827	453,840
M1 Ltd.	219,500	298,963
Mapletree Greater China Commercial Trust	330,600	295,761
Mapletree Industrial Trust	183,400	279,915
Mapletree Logistics Trust	260,260	248,633
Sakari Resources Ltd. *(b)	18,000	—
SATS Ltd.	164,549	683,766
Sembcorp Marine Ltd. (a)	485,496	776,231
Singapore Exchange Ltd.	119,500	692,983
Singapore Post Ltd.	519,700	523,294
Singapore Technologies Engineering Ltd.	457,500	1,197,202
StarHub Ltd.	272,800	465,374
Suntec Real Estate Investment Trust	267,700	393,494
United Engineers Ltd.	230,800	473,167
UOL Group Ltd.	101,001	667,073
Venture Corp., Ltd.	77,900	1,218,438
Wing Tai Holdings Ltd.	175,600	269,049
Yangzijiang Shipbuilding Holdings Ltd.	909,700	794,388
Yanlord Land Group Ltd.	239,400	305,275
		15,723,695

Spain 1.6%
Acerinox S.A.	82,576	1,159,658
Almirall S.A.	17,951	223,134
Applus Services S.A.	30,071	406,339
Bankia S.A. (a)	203,253	891,795
Bankinter S.A.	113,732	1,188,629
Bolsas y Mercados Espanoles, SHMSF, S.A.	15,223	533,543
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A.U.	12,404	332,666
Cia de Distribucion Integral Logista Holdings S.A.	12,254	275,585
Construcciones y Auxiliar de Ferrocarriles S.A.	6,422	307,976
Ebro Foods S.A.	27,452	662,001
EDP Renovaveis S.A.	38,522	370,292
Ence Energia y Celulosa S.A.	61,756	476,442
Fomento de Construcciones y Contratas S.A. *	20,976	270,321
Grupo Catalana Occidente S.A.	9,185	404,431
Indra Sistemas S.A. *	21,056	290,972
Mediaset Espana Comunicacion S.A. (a)	50,859	486,729
Melia Hotels International S.A.	22,120	328,887
NH Hotel Group S.A.	39,080	301,320
Obrascon Huarte Lain S.A. *(a)	188,834	880,472
Prosegur Cia de Seguridad S.A.	83,470	630,966
Sacyr S.A.	172,929	496,092
Siemens Gamesa Renewable Energy S.A. (a)	57,239	980,192
Talgo S.A.	55,598	339,689
Tecnicas Reunidas S.A.	11,411	367,804
Vidrala S.A.	3,987	418,879
Viscofan S.A.	11,531	764,168
Zardoya Otis S.A.	30,276	309,015
		14,097,997

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sweden 2.2%
AAK AB	5,507	485,988
AddTech AB, B Shares	14,893	309,269
AF AB, B Shares	21,478	446,860
Axfood AB	37,475	696,228
Bergman & Beving AB	25,766	268,351
Betsson AB *	60,424	430,434
Bilia AB, A Shares	50,557	416,824
BillerudKorsnas AB	61,297	900,674
Bonava AB, B Shares	18,457	224,052
Capio AB	95,592	431,740
Castellum AB	37,160	600,679
Clas Ohlson AB, B Shares	22,848	249,919
Com Hem Holding AB	20,935	362,582
Elekta AB, B Shares	62,601	709,759
Eltel AB *	82,555	238,709
Fabege AB	36,140	416,113
Haldex AB *	19,760	212,343
Hemfosa Fastigheter AB	20,403	252,735
Hexpol AB	46,212	478,205
Holmen AB, B Shares *	18,914	466,367
ICA Gruppen AB (a)	22,828	708,818
Indutrade AB	16,931	399,299
Intrum Justitia AB (a)	17,977	477,052
Inwido AB	23,524	204,774
JM AB	34,703	686,576
Kindred Group plc SDR	19,713	254,230
LE Lundbergfortagen AB, B Shares	10,775	729,298
Lindab International AB	26,674	205,876
Loomis AB, Class B	19,569	712,641
Mekonomen AB	12,257	187,349
Modern Times Group MTG AB, B Shares	16,079	631,950
Momentum Group AB, Class B *	7,445	83,746
NCC AB, B Shares	47,423	873,525
Nibe Industrier AB, B Shares	47,283	481,765
Nobia AB	51,622	406,096
Nolato AB, Class B	6,315	474,193
Peab AB	110,695	980,023
Ratos AB, B Shares (a)	166,968	658,809
Saab AB, Class B	13,313	544,902
SAS AB *(a)	54,237	135,355
Sweco AB, B Shares	12,284	250,190
Wihlborgs Fastigheter AB	9,756	226,092
		18,910,390

Switzerland 3.0%
Allreal Holding AG *	3,471	570,666
ALSO Holding AG *	2,179	268,477
Arbonia AG *(a)	17,402	309,559
Autoneum Holding AG	1,090	285,417
Banque Cantonale Vaudoise	596	474,985
Barry Callebaut AG	401	719,907
Belimo Holding AG	85	350,976
Bell Food Group AG	732	288,073
BKW AG	4,133	269,374
Bucher Industries AG	1,921	704,016
Burckhardt Compression Holding AG	891	289,124
Cembra Money Bank AG	5,322	451,110
Conzzeta AG	436	555,810
Daetwyler Holding AG	1,970	375,763
DKSH Holding AG	10,559	846,837
dormakaba Holding AG, Series B *	506	391,397
Dufry AG *	6,999	989,923
Emmi AG	712	574,347
EMS-Chemie Holding AG	892	550,937
Security	Number of Shares	Value ($)
Flughafen Zuerich AG	2,941	614,170
Forbo Holding AG	248	346,904
GAM Holding AG *	60,056	958,627
Helvetia Holding AG	1,779	1,056,746
Huber & Suhner AG	5,713	326,310
Implenia AG	5,427	414,276
Inficon Holding AG *	415	248,476
Kudelski S.A. - BR *(a)	17,769	163,477
Logitech International S.A.	20,733	765,942
Metall Zug AG, B Shares	104	349,465
Mobimo Holding AG *	1,255	324,150
OC Oerlikon Corp. AG *	48,708	786,354
Oriflame Holding AG	11,447	542,441
Panalpina Welttransport Holding AG	4,367	552,729
Partners Group Holding AG	1,195	871,597
PSP Swiss Property AG	3,791	354,219
Rieter Holding AG	1,043	201,407
Schmolz & Bickenbach AG *	554,086	446,025
Schweiter Technologies AG	262	297,933
SFS Group AG *	3,279	368,678
Sonova Holding AG	7,570	1,247,488
Straumann Holding AG	438	297,326
Sulzer AG	5,854	673,495
Sunrise Communications Group AG *	7,957	623,712
Tecan Group AG	1,129	248,240
Temenos Group AG *	2,405	302,616
Valiant Holding AG	3,440	413,066
Valora Holding AG *	1,800	602,076
Vifor Pharma AG	8,479	1,338,081
Wizz Air Holdings plc *	11,493	504,664
Zehnder Group AG	7,218	302,604
		25,809,992

United Kingdom 12.0%
AA plc	457,515	855,218
Ashmore Group plc	98,529	556,632
ASOS plc *	2,859	228,996
Atlantica Yield plc	15,798	317,382
Auto Trader Group plc	52,056	252,946
AVEVA Group plc	15,125	446,518
Avon Products, Inc. *	546,277	1,382,081
B&M European Value Retail S.A.	107,150	597,108
BBA Aviation plc	253,068	1,109,168
BCA Marketplace plc	94,024	244,889
Beazley plc	126,473	1,027,254
Bodycote plc	65,960	812,091
Bovis Homes Group plc	44,352	754,630
Brewin Dolphin Holdings plc	54,406	270,274
Britvic plc	63,896	631,575
BTG plc *	31,300	293,436
Card Factory plc	127,868	405,586
Centamin plc	242,470	523,937
Chemring Group plc	164,048	472,016
Cineworld Group plc	96,535	344,631
Close Brothers Group plc	38,789	816,708
Coats Group plc	405,011	440,601
Computacenter plc	52,585	913,199
Conviviality plc (b)	62,321	—
Costain Group plc	37,334	236,429
Countrywide plc *	207,157	307,438
Cranswick plc	17,231	687,783
Crest Nicholson Holdings plc	65,891	441,802
Daily Mail & General Trust plc	100,278	931,497
Dairy Crest Group plc	65,868	491,941
Dart Group plc	28,926	340,831
De La Rue plc	42,064	306,920
Dechra Pharmaceuticals plc	8,308	312,052

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Derwent London plc	9,654	423,420
Dialog Semiconductor plc *	15,204	323,672
Diploma plc	22,900	377,841
Domino's Pizza Group plc	81,349	405,486
Dunelm Group plc	39,408	305,710
EI Group plc *	404,497	716,692
Electrocomponents plc	102,294	855,170
Elementis plc	169,246	659,227
EnQuest plc *	915,356	450,963
Essentra plc	104,896	636,598
esure Group plc	105,315	326,076
Evraz plc	173,681	1,092,902
Fenner plc	104,717	876,516
Ferrexpo plc	69,551	225,184
Fidessa Group plc	10,977	593,903
Galliford Try plc	52,483	661,204
Genus plc	11,283	390,209
Go-Ahead Group plc	24,053	639,572
Grafton Group plc	97,327	1,008,195
Grainger plc	85,640	368,822
Greencore Group plc	188,046	410,110
Greggs plc	41,675	696,685
Halfords Group plc	166,383	867,093
Halma plc	49,331	827,725
Hammerson plc	131,933	994,562
Hargreaves Lansdown plc	18,140	444,730
Hays plc	478,399	1,178,927
Headlam Group plc	45,205	276,940
Hill & Smith Holdings plc	19,158	349,614
HomeServe plc	53,535	544,131
Howden Joinery Group plc	148,544	972,215
Hunting plc *	79,558	879,225
IG Group Holdings plc	126,109	1,439,975
Indivior plc *	161,977	1,003,057
Intermediate Capital Group plc	83,834	1,249,122
International Personal Finance plc	258,511	865,528
Interserve plc *(a)	671,242	866,342
Intu Properties plc	307,686	827,273
J.D. Wetherspoon plc	29,350	470,327
James Fisher & Sons plc	11,093	255,649
Janus Henderson Group plc	48,157	1,521,280
Jardine Lloyd Thompson Group plc	28,212	474,618
JD Sports Fashion plc	55,897	299,849
John Laing Group plc	94,325	366,477
John Menzies plc	37,600	329,218
Jupiter Fund Management plc	109,712	686,101
KAZ Minerals plc *	60,484	764,214
KCOM Group plc	286,816	394,859
Keller Group plc	45,567	651,374
Kier Group plc	43,256	638,286
Laird plc	229,267	621,479
Lancashire Holdings Ltd.	106,570	874,421
London Stock Exchange Group plc	23,713	1,401,150
Lookers plc	356,184	496,243
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	45,690	268,388
Marston's plc	361,984	535,908
McCarthy & Stone plc	130,353	242,985
Mears Group plc	58,474	263,239
Melrose Industries plc	1,492,274	4,679,245
Merlin Entertainments plc	142,004	718,358
Micro Focus International plc	25,683	442,855
Mitchells & Butlers plc	171,377	664,411
Mitie Group plc	335,086	844,327
Moneysupermarket.com Group plc	119,675	492,934
Morgan Advanced Materials plc	121,086	571,778
Morgan Sindall Group plc	27,290	470,378
N Brown Group plc	112,826	317,800
Security	Number of Shares	Value ($)
National Express Group plc	223,596	1,206,606
NEX Group plc	105,059	1,425,655
Nomad Foods Ltd. *	33,788	557,164
Northgate plc	151,262	772,995
Ocado Group plc *	49,256	364,086
Pagegroup plc	127,203	938,835
Paragon Banking Group plc	60,282	432,177
PayPoint plc	20,529	242,773
Pendragon plc	2,228,471	889,701
Petra Diamonds Ltd. *	205,743	193,325
Pets at Home Group plc	195,912	412,659
Playtech plc	46,526	518,956
Polypipe Group plc	43,068	226,354
Premier Foods plc *	695,147	358,400
Premier Oil plc *	1,276,107	1,654,035
PZ Cussons plc	69,135	234,055
QinetiQ Group plc	265,334	838,785
Randgold Resources Ltd.	12,789	1,036,977
Rathbone Brothers plc	6,697	215,749
Redrow plc	36,620	315,558
Renewi plc	170,354	167,921
Renishaw plc	4,344	281,216
Rentokil Initial plc	277,497	1,170,737
Rightmove plc	5,429	340,476
Rotork plc	226,326	1,020,689
RPC Group plc	61,645	668,902
RPS Group plc	120,828	429,999
Saga plc	358,836	669,063
Savills plc	41,978	565,546
Schroders plc	17,289	782,163
Schroders plc, Non-Voting Shares	6,646	215,042
Segro plc	107,431	953,316
Senior plc	180,551	732,639
Serco Group plc *	257,702	340,546
Shaftesbury plc	19,185	266,935
SIG plc	572,878	1,119,930
Soco International plc	199,681	288,925
Spirax-Sarco Engineering plc	13,191	1,045,647
Spire Healthcare Group plc	129,054	403,695
Spirent Communications plc	290,017	475,127
Sports Direct International plc *	157,909	874,466
SSP Group plc	76,514	684,690
St. James's Place plc	56,633	882,187
St. Modwen Properties plc	48,799	275,505
Stagecoach Group plc	325,011	694,131
Stolt-Nielsen Ltd.	26,586	375,716
Superdry plc	10,158	209,859
Synthomer plc	66,958	454,507
TalkTalk Telecom Group plc	358,209	631,849
Telecom Plus plc	21,939	324,840
The Restaurant Group plc	150,351	627,968
The Unite Group plc	27,829	319,490
Thomas Cook Group plc	468,721	796,066
TP ICAP plc	54,442	352,666
Tullow Oil plc *	477,102	1,493,077
Tyman plc	49,395	214,222
UBM plc	90,921	1,210,478
Ultra Electronics Holdings plc	23,801	461,357
Vedanta Resources plc	64,162	642,125
Vertu Motors plc	612,665	421,728
Vesuvius plc	101,774	821,910
Victrex plc	19,612	706,141
WH Smith plc	34,698	930,017
		103,720,690
Total Common Stock
(Cost $677,834,826)		850,407,870

36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.2% of net assets

Germany 0.1%
Sartorius AG	2,352	361,269
Schaeffler AG	33,962	525,617
		886,886

Italy 0.1%
Buzzi Unicem S.p.A.	7,336	105,073
Danieli & C Officine Meccaniche S.p.A - RSP	16,702	319,586
		424,659

Sweden 0.0%
SAS AB	3,144	205,013
Total Preferred Stock
(Cost $1,383,760)		1,516,558

Rights 0.0% of net assets

France 0.0%
Altran Technologies S.A. expires 04/09/18 *(b)	6	12
Total Rights
(Cost $—)		12

Other Investment Company 3.2% of net assets

United States 3.2%
Securities Lending Collateral 3.2%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	28,093,539	28,093,539
Total Other Investment Company
(Cost $28,093,539)		28,093,539
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Australia & New Zealand Banking Group Ltd.
New Zealand Dollar
0.95%, 05/01/18 (d)	142,614	100,343
BNP Paribas
Hong Kong Dollar
0.28%, 05/02/18 (d)	2,669,838	340,165
Singapore Dollar
0.45%, 05/02/18 (d)	257,008	193,822
Brown Brothers Harriman
Danish Krone
(0.80%), 05/01/18 (d)	49,605	8,040
Norwegian Krone
0.25%, 05/02/18 (d)	859,334	107,118
Swedish Krone
(0.90%), 05/02/18 (d)	813,699	92,924
Swiss Franc
(1.45%), 05/02/18 (d)	282,511	285,077
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
National Australia Bank
Australian Dollar
0.71%, 05/01/18 (d)	678,135	510,534
Royal Bank of Canada
Canadian Dollar
0.55%, 05/01/18 (d)	371,151	289,070
Sumitomo Mitsui Banking Corp.
Euro
(0.58%), 05/02/18 (d)	758,769	916,289
Great British Pound
0.23%, 05/01/18 (d)	515,350	709,482
U.S. Dollar
1.05%, 05/01/18 (d)	3,160,027	3,160,027
Total Short-Term Investments
(Cost $6,712,891)		6,712,891

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	82	8,308,650	(22,520)
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $729,066,398 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,551,657.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 92.4% of net assets

Brazil 6.3%
Ambev S.A.	557,850	3,715,072
B3 SA - Brasil Bolsa Balcao	93,233	673,326
Banco Bradesco S.A.	132,926	1,210,419
Banco do Brasil S.A.	316,115	3,311,664
BRF S.A. *	140,018	991,221
CCR S.A.	139,000	474,549
Centrais Eletricas Brasileiras S.A. *	66,616	362,630
Cielo S.A.	93,034	509,892
Companhia de Saneamento Basico do Estado de Sao Paulo	70,010	702,658
Companhia Siderurgica Nacional S.A. *	272,216	682,250
Embraer S.A.	166,851	1,054,488
Gerdau S.A.	47,400	190,374
Itau Unibanco Holding S.A.	58,870	741,084
Itausa - Investimentos Itau S.A. *	5,858	22,574
JBS S.A.	393,500	982,851
Petroleo Brasileiro S.A. *	1,008,958	7,093,696
Tim Participacoes S.A.	196,647	895,330
Ultrapar Participacoes S.A.	104,514	1,803,457
Vale S.A.	952,297	13,230,274
		38,647,809

Chile 0.7%
Cencosud S.A.	352,292	1,046,434
Empresas Copec S.A.	85,555	1,396,671
Enel Americas S.A.	4,150,068	947,934
Latam Airlines Group S.A.	42,988	658,285
		4,049,324

China 20.3%
Agricultural Bank of China Ltd., Class H	5,144,600	2,900,587
Alibaba Group Holding Ltd. ADR *	7,062	1,260,849
Anhui Conch Cement Co., Ltd., Class H	163,500	1,020,481
Baidu, Inc. ADR *	5,928	1,487,335
Bank of China Ltd., Class H	16,488,234	8,950,326
Bank of Communications Co., Ltd., Class H	1,589,000	1,300,254
China CITIC Bank Corp., Ltd., Class H	1,522,000	1,087,999
China Communications Construction Co., Ltd., Class H	701,322	808,049
China Construction Bank Corp., Class H	18,357,960	19,232,873
China Evergrande Group *	369,000	1,168,835
China Life Insurance Co., Ltd., Class H	426,000	1,208,118
China Merchants Bank Co., Ltd., Class H	419,650	1,829,841
China Minsheng Banking Corp., Ltd., Class H	1,084,000	1,014,407
China Mobile Ltd.	1,105,055	10,527,295
China National Building Material Co., Ltd., Class H	1,782,000	2,081,900
Security	Number of Shares	Value ($)
China Overseas Land & Investment Ltd.	456,000	1,527,888
China Pacific Insurance Group Co., Ltd., Class H	201,800	890,478
China Petroleum & Chemical Corp., Class H	13,383,400	13,033,542
China Railway Construction Corp., Ltd., Class H	492,000	582,640
China Railway Group Ltd., Class H	766,000	613,970
China Resources Beer Holdings Co., Ltd.	355,000	1,528,960
China Resources Land Ltd.	308,000	1,156,763
China Resources Power Holdings Co., Ltd.	514,000	985,910
China Shenhua Energy Co., Ltd., Class H	769,500	1,887,474
China Telecom Corp., Ltd., Class H	4,607,000	2,233,160
China Unicom (Hong Kong) Ltd. *	1,757,056	2,484,563
CITIC Ltd.	682,000	1,040,050
CNOOC Ltd.	4,907,075	8,301,362
Dongfeng Motor Group Co., Ltd., Class H	498,000	550,705
Haier Electronics Group Co., Ltd. *	224,000	774,989
Hengan International Group Co., Ltd.	59,500	529,154
Huaneng Power International, Inc., Class H	1,364,000	901,467
Industrial & Commercial Bank of China Ltd., Class H	13,182,172	11,572,379
JD.com, Inc. ADR *	23,402	854,407
Jiangxi Copper Co., Ltd., Class H	562,000	798,994
Kingboard Chemical Holdings Ltd.	106,000	431,239
Kunlun Energy Co., Ltd.	660,000	565,102
Lenovo Group Ltd.	2,068,000	981,837
People's Insurance Co., Group of China Ltd., Class H	1,111,000	523,042
PetroChina Co., Ltd., Class H	7,292,000	5,373,250
PICC Property & Casualty Co., Ltd., Class H	554,000	991,753
Ping An Insurance Group Co. of China Ltd., Class H	236,500	2,310,936
Postal Savings Bank of China Co., Ltd., Class H	1,036,000	709,765
Shimao Property Holdings Ltd.	294,000	777,649
Sinopharm Group Co., Ltd., Class H	176,800	745,616
Tencent Holdings Ltd.	44,700	2,197,581
		123,735,774

Colombia 0.7%
Bancolombia S.A.	41,226	487,264
Ecopetrol S.A.	2,809,821	3,100,956
Grupo Argos S.A.	59,700	425,069
		4,013,289

Czech Republic 0.2%
CEZ A/S	57,087	1,459,864

38
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Greece 0.8%
Alpha Bank AE *	457,897	1,209,676
Hellenic Telecommunications Organization S.A.	48,603	707,581
HOLDING Co., ADMIE IPTO S.A. *	128,307	286,050
National Bank of Greece S.A. *	3,173,442	1,319,316
Piraeus Bank S.A. *	232,728	983,049
Public Power Corp. S.A. *	105,597	348,364
		4,854,036

Hungary 0.4%
MOL Hungarian Oil & Gas plc	117,145	1,353,701
OTP Bank plc	28,667	1,249,977
		2,603,678

India 4.3%
Bharat Petroleum Corp., Ltd.	100,762	582,750
Bharti Airtel Ltd.	178,460	1,090,814
Coal India Ltd.	226,452	964,820
HCL Technologies Ltd.	44,804	705,038
Hero MotoCorp Ltd.	8,777	489,380
Hindalco Industries Ltd.	185,073	648,115
Housing Development Finance Corp., Ltd.	53,453	1,505,321
ICICI Bank Ltd.	336,886	1,433,059
Indian Oil Corp., Ltd.	404,805	979,569
Infosys Ltd.	182,316	3,267,522
ITC Ltd.	163,048	685,841
Mahindra & Mahindra Ltd.	53,138	692,626
NTPC Ltd.	290,163	746,762
Oil & Natural Gas Corp., Ltd.	646,235	1,743,405
Reliance Industries Ltd.	352,226	5,061,955
State Bank of India	348,099	1,280,211
Tata Consultancy Services Ltd.	32,451	1,712,979
Tata Motors Ltd. *	237,717	1,201,644
Tata Motors Ltd., Class A *	94,431	269,365
Tata Steel Ltd.	56,407	499,432
Vedanta Ltd.	150,628	668,607
		26,229,215

Indonesia 1.2%
Golden Agri-Resources Ltd.	2,313,963	599,980
PT Astra International Tbk	3,013,600	1,542,442
PT Bank Central Asia Tbk	520,300	822,741
PT Bank Mandiri (Persero) Tbk	1,526,700	773,356
PT Bank Rakyat Indonesia (Persero) Tbk	4,225,300	974,221
PT Perusahaan Gas Negara (Persero) Tbk	3,673,100	519,942
PT Telekomunikasi Indonesia (Persero) Tbk	5,133,700	1,400,855
PT United Tractors Tbk	253,500	618,510
		7,252,047

Malaysia 2.0%
Axiata Group Berhad	1,095,294	1,469,630
CIMB Group Holdings Berhad	465,003	847,447
DiGi.com Berhad	490,900	576,200
Genting Berhad	410,000	931,107
Malayan Banking Berhad	750,100	2,056,374
Maxis Berhad	422,854	626,247
Petronas Chemicals Group Berhad	384,700	826,485
Public Bank Berhad	248,565	1,504,059
Security	Number of Shares	Value ($)
Sime Darby Berhad	415,400	281,319
Sime Darby Plantation Bhd	209,517	297,004
Sime Darby Property Bhd	246,101	93,245
Telekom Malaysia Berhad	385,700	518,803
Tenaga Nasional Berhad	591,000	2,379,764
		12,407,684

Mexico 3.7%
Alfa S.A.B. de C.V., Class A	896,900	1,151,455
America Movil S.A.B. de C.V., Series L	10,592,119	9,803,716
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	333,200	493,866
Cemex S.A.B. de C.V., Series CPO *	2,499,156	1,563,472
Coca-Cola Femsa S.A.B. de C.V., Series L	81,000	525,923
Fomento Economico Mexicano S.A.B. de C.V.	245,715	2,375,160
Grupo Bimbo S.A.B. de C.V., Series A	294,900	686,395
Grupo Financiero Banorte S.A.B. de C.V., Class O	225,800	1,412,846
Grupo Mexico S.A.B. de C.V., Series B	433,736	1,441,840
Grupo Televisa S.A.B., Series CPO	293,717	1,054,124
Wal-Mart de Mexico S.A.B. de C.V.	758,837	2,108,686
		22,617,483

Peru 0.2%
Credicorp Ltd.	4,180	971,808

Philippines 0.1%
PLDT, Inc.	26,270	735,198

Poland 1.5%
Bank Pekao S.A.	20,915	694,104
KGHM Polska Miedz S.A.	57,897	1,534,672
Orange Polska S.A. *	486,668	728,582
PGE S.A. *	345,305	1,026,572
Polski Koncern Naftowy Orlen S.A.	80,967	2,062,220
Polskie Gornictwo Naftowe i Gazownictwo S.A.	365,978	642,341
Powszechna Kasa Oszczednosci Bank Polski S.A. *	95,505	1,133,849
Powszechny Zaklad Ubezpieczen S.A.	88,798	1,079,518
Tauron Polska Energia S.A. *	776,039	517,896
		9,419,754

Republic of Korea 18.5%
CJ Corp.	4,161	630,366
Daelim Industrial Co., Ltd.	8,178	656,314
DB Insurance Co., Ltd.	9,241	542,447
E-Mart, Inc.	4,695	1,181,894
GS Holdings Corp.	10,896	623,701
Hana Financial Group, Inc.	34,208	1,519,970
Hankook Tire Co., Ltd.	14,833	685,040
Hyosung Corp.	4,650	568,883
Hyundai Engineering & Construction Co., Ltd.	23,041	1,364,563
Hyundai Glovis Co., Ltd.	5,225	821,100
Hyundai Heavy Industries Co., Ltd. *	10,677	1,181,969
Hyundai Marine & Fire Insurance Co., Ltd.	13,933	497,786
Hyundai Mobis Co., Ltd.	16,637	3,852,855
Hyundai Motor Co.	42,655	6,361,898

39
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hyundai Steel Co.	28,601	1,616,544
Hyundai Wia Corp.	8,649	433,156
Industrial Bank Of Korea	53,842	844,341
KB Financial Group, Inc.	45,847	2,604,800
Kia Motors Corp.	132,897	4,103,153
Korea Electric Power Corp.	99,651	3,485,966
Korea Gas Corp. *	17,375	888,096
Korea Zinc Co., Ltd.	1,273	515,218
Korean Air Lines Co., Ltd.	18,898	600,592
KT&G Corp.	14,009	1,281,015
LG Chem Ltd.	8,115	2,716,324
LG Corp.	12,583	951,838
LG Display Co., Ltd.	107,462	2,346,337
LG Electronics, Inc.	37,344	3,540,913
LG Uplus Corp.	62,476	715,244
Lotte Chemical Corp.	2,902	1,117,493
Lotte Shopping Co., Ltd.	3,145	749,791
NAVER Corp.	745	496,798
POSCO	24,187	8,333,889
S-Oil Corp.	10,514	1,078,303
Samsung Electro-Mechanics Co., Ltd.	10,735	1,178,775
Samsung Electronics Co., Ltd. (a)	14,164	35,143,111
Samsung Fire & Marine Insurance Co., Ltd.	4,491	1,121,357
Samsung Heavy Industries Co., Ltd. *	77,988	533,104
Samsung Life Insurance Co., Ltd.	8,825	963,398
Samsung SDI Co., Ltd.	4,924	838,457
Samsung SDS Co., Ltd.	3,265	741,606
Shinhan Financial Group Co., Ltd.	63,692	2,835,992
SK Hynix, Inc.	58,119	4,570,710
SK Innovation Co., Ltd.	24,434	4,477,439
SK Networks Co., Ltd.	146,176	766,481
Woori Bank	56,248	839,751
		112,918,778

Russia 11.6%
Bashneft PJSC	13,851	485,877
Gazprom PJSC	8,864,710	20,542,733
Gazprom PJSC ADR	699,000	3,225,529
Lukoil PJSC	257,396	16,989,423
Magnit PJSC	12,760	993,283
MMC Norilsk Nickel PJSC	12,921	2,218,868
Mobile TeleSystems PJSC	389,332	1,832,514
NovaTek PJSC	232,770	2,846,209
Rosneft PJSC	414,680	2,522,092
Rostelecom PJSC	782,770	816,425
Sberbank of Russia PJSC	1,388,920	5,006,486
Severstal PJSC	38,440	617,689
Sistema PJSC FC	6,361,700	1,134,495
Surgutneftegas OJSC	14,284,405	6,678,045
Tatneft PJSC	366,840	3,909,135
VTB Bank PJSC	1,317,450,000	1,129,055
		70,947,858

South Africa 5.7%
AngloGold Ashanti Ltd.	101,889	910,751
Barclays Africa Group Ltd.	73,150	1,071,448
Barloworld Ltd.	78,189	1,060,962
Bid Corp., Ltd.	37,700	866,656
FirstRand Ltd.	381,189	2,041,468
Gold Fields Ltd.	299,605	1,137,465
Impala Platinum Holdings Ltd. *	306,694	546,250
Imperial Holdings Ltd.	69,288	1,332,829
MMI Holdings Ltd.	312,641	556,557
MTN Group Ltd.	636,969	6,399,839
Naspers Ltd., N Shares	4,703	1,145,743
Security	Number of Shares	Value ($)
Nedbank Group Ltd.	36,180	862,821
Remgro Ltd.	32,903	592,373
Sanlam Ltd.	169,217	1,068,947
Sappi Ltd.	77,296	493,277
Sasol Ltd.	190,926	6,825,100
Shoprite Holdings Ltd.	59,970	1,193,152
Standard Bank Group Ltd.	201,460	3,455,157
Steinhoff International Holdings N.V.	1,224,800	188,657
Telkom SA SOC Ltd.	110,823	506,112
The Bidvest Group Ltd.	38,620	756,533
Tiger Brands Ltd.	21,287	665,291
Vodacom Group Ltd.	53,675	671,616
Woolworths Holdings Ltd.	130,145	668,833
		35,017,837

Taiwan 11.2%
Acer, Inc. *	1,295,496	988,000
Ase Industrial Holdings Co., Ltd.	525,058	1,425,047
Asustek Computer, Inc.	243,041	2,271,370
AU Optronics Corp.	4,312,800	1,778,408
Catcher Technology Co., Ltd.	65,000	720,861
Cathay Financial Holding Co., Ltd.	655,599	1,175,984
Cheng Shin Rubber Industry Co., Ltd.	334,000	538,567
China Steel Corp.	2,013,198	1,593,057
Chunghwa Telecom Co., Ltd.	582,906	2,217,997
Compal Electronics, Inc.	2,565,305	1,670,918
CTBC Financial Holding Co., Ltd.	1,490,201	1,062,756
Delta Electronics, Inc.	246,590	894,014
Far Eastern New Century Corp.	1,101,817	1,051,619
Far EasTone Telecommunications Co., Ltd.	219,622	581,060
Formosa Chemicals & Fibre Corp.	504,442	1,853,396
Formosa Petrochemical Corp.	237,330	968,388
Formosa Plastics Corp.	455,732	1,599,272
Foxconn Technology Co., Ltd.	186,317	462,604
Fubon Financial Holding Co., Ltd.	671,674	1,149,138
Hon Hai Precision Industry Co., Ltd.	3,716,466	10,336,910
Hotai Motor Co., Ltd.	50,000	490,092
HTC Corp. *	480,473	974,104
Innolux Corp.	5,794,357	2,156,232
Inventec Corp.	1,134,639	859,651
Lite-On Technology Corp.	611,167	806,503
MediaTek, Inc.	197,138	2,242,170
Mega Financial Holding Co., Ltd.	1,119,340	988,161
Nan Ya Plastics Corp.	628,622	1,721,786
Pegatron Corp.	724,264	1,688,602
Pou Chen Corp.	556,267	695,653
Quanta Computer, Inc.	786,500	1,429,952
Synnex Technology International Corp.	590,850	848,579
Taiwan Cement Corp.	717,299	985,730
Taiwan Mobile Co., Ltd.	180,334	665,956
Taiwan Semiconductor Manufacturing Co., Ltd.	1,485,803	11,317,863
Uni-President Enterprises Corp.	595,678	1,433,597
United Microelectronics Corp.	3,295,965	1,777,421
Walsin Lihwa Corp.	1,136,000	772,392
Wistron Corp.	1,428,209	1,135,716
WPG Holdings Ltd.	668,000	898,887
		68,228,413

Thailand 1.8%
Advanced Info Service PCL	159,075	1,047,379
Kasikornbank PCL NVDR	119,400	736,291
PTT Exploration & Production Public Co., Ltd. NVDR	366,600	1,553,554
PTT Global Chemical PCL	474,100	1,465,256

40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PTT PCL	2,298,870	4,099,657
Thai Oil PCL	230,100	684,994
The Siam Cement Public Co., Ltd. NVDR	37,600	556,173
The Siam Commercial Bank PCL	189,700	785,762
		10,929,066

Turkey 1.1%
Akbank T.A.S.	369,473	768,753
Eregli Demir ve Celik Fabrikalari TAS	230,570	575,557
Haci Omer Sabanci Holding A/S	225,399	533,055
KOC Holding A/S	187,310	632,802
Tupras-Turkiye Petrol Rafinerileri A/S	33,255	850,071
Turk Hava Yollari AO *	218,715	903,437
Turkcell Iletisim Hizmetleri A/S	179,898	619,420
Turkiye Garanti Bankasi A/S	352,561	798,350
Turkiye Halk Bankasi A/S	224,252	458,817
Turkiye Is Bankasi A/S, Class C	320,164	485,134
		6,625,396

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	139,293	648,998
Total Common Stock
(Cost $446,995,897)		564,313,309

Preferred Stock 7.3% of net assets

Brazil 4.9%
Banco Bradesco S.A.	498,995	4,924,143
Centrais Eletricas Brasileiras S.A., Class B	45,420	295,609
Companhia Energetica de Minas Gerais	693,208	1,674,052
Companhia Paranaense de Energia-Copel	69,444	531,059
Compania Brasileira de Distribuicao Grupo Pao de Acucar	41,415	930,750
Gerdau S.A.	415,906	1,976,717
Itau Unibanco Holding S.A.	529,686	7,712,743
Itausa - Investimentos Itau S.A.	221,603	860,932
Metalurgica Gerdau S.A.	603,177	1,346,439
Petroleo Brasileiro S.A. *	1,318,454	8,644,921
Telefonica Brasil S.A.	98,872	1,386,895
		30,284,260

Colombia 0.2%
Bancolombia S.A.	66,590	789,421
Grupo Argos S.A.	34,659	204,823
		994,244

Republic of Korea 0.9%
Hyundai Motor Co., Ltd.	6,739	648,027
Hyundai Motor Co., Ltd. 2nd	10,899	1,169,133
LG Chem Ltd.	1,565	300,166
Samsung Electronics Co., Ltd. (a)	1,867	3,712,331
		5,829,657

Security	Number of Shares	Value ($)
Russia 1.3%
Sberbank of Russia PJSC	90,000	280,437
Surgutneftegas	3,195,200	1,573,690
Transneft PJSC	2,154	5,898,722
		7,752,849
Total Preferred Stock
(Cost $28,210,527)		44,861,010
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Barclays Capital, Inc.
U.S. Dollar
1.05%, 05/01/18 (b)	399,019	399,019
Brown Brothers Harriman
Euro
(0.58%), 05/01/18 (b)	943	1,139
Hong Kong Dollar
0.28%, 05/01/18 (b)	145,467	18,534
SIingapore Dollar
0.45%, 05/01/18 (b)	4,492	3,388
South African Rand
5.35%, 05/01/18 (b)	118,642	9,518
Total Short-Term Investments
(Cost $431,598)		431,598

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index expires 06/15/18	31	1,785,910	(7,007)
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $378,369,575 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: June 13, 2018